SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 7.2%
Alphabet Inc, Cl A *	80,398	$11,231
Alphabet Inc, Cl C *	151,220	21,312
AT&T Inc	300,841	5,048
Comcast Corp, Cl A	142,077	6,230
Fox Corp, Cl A	57,265	1,699
Liberty Media Corp-Liberty Formula One, Cl C *	54,837	3,462
Meta Platforms Inc, Cl A *	83,490	29,552
Netflix Inc *	9,766	4,755
Nexstar Media Group Inc, Cl A	7,733	1,212
Paramount Global, Cl B	29,932	443
Pinterest Inc, Cl A *	97,364	3,606
TEGNA Inc	84,878	1,299
T-Mobile US Inc	67,629	10,843
Verizon Communications Inc	167,933	6,331
Walt Disney Co/The	174,697	15,773

		122,796
Consumer Discretionary — 10.1%
Amazon.com Inc, Cl A *	214,177	32,542
Autoliv Inc	14,037	1,547
AutoNation Inc *	8,511	1,278
AutoZone Inc *	786	2,032
Best Buy Co Inc	70,574	5,525
Bloomin' Brands Inc	60,688	1,708
Booking Holdings Inc *	694	2,462
BorgWarner Inc	51,591	1,850
Burlington Stores Inc *	1,711	333
Dick's Sporting Goods Inc	35,583	5,229
Dillard's Inc, Cl A	6,450	2,604
DR Horton Inc	3,095	470
DraftKings Inc, Cl A *	81,183	2,862
eBay Inc	56,727	2,474
Foot Locker Inc, Cl A	23,394	729
Ford Motor Co	65,375	797
General Motors Co	158,336	5,687
Goodyear Tire & Rubber Co/The *	25,796	369
Harley-Davidson Inc, Cl A	49,267	1,815
Home Depot Inc/The	18,229	6,317
Kohl's Corp	24,781	711
Lennar Corp, Cl A	27,226	4,058
Lithia Motors Inc, Cl A	10,129	3,335
Lowe's Cos Inc	42,339	9,423
Magna International Inc, Cl A	37,765	2,231
MercadoLibre Inc *	3,518	5,529
MGM Resorts International	97,517	4,357
Mobileye Global Inc, Cl A *	30,063	1,302
NIKE Inc, Cl B	122,430	13,292
O'Reilly Automotive Inc *	1,966	1,868
Penske Automotive Group Inc, Cl A	6,728	1,080
Phinia Inc	12,286	372

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PulteGroup Inc	93,106	$9,610
PVH Corp	11,442	1,397
Ross Stores Inc	75,179	10,404
Service Corp International/US	51,314	3,512
Starbucks Corp	68,069	6,535
Tesla Inc *	18,347	4,559
Wayfair Inc, Cl A *	12,842	792
Whirlpool Corp	27,260	3,320
Williams-Sonoma Inc	23,875	4,818

		171,135
Consumer Staples — 6.1%
Altria Group Inc	46,068	1,858
Archer-Daniels-Midland Co	20,067	1,449
Coca-Cola Co/The	146,094	8,609
Conagra Brands Inc	263,174	7,543
Dollar General Corp	52,182	7,094
Ingredion Inc	68,921	7,480
Kenvue Inc	169,037	3,639
Kraft Heinz Co/The	9,187	340
Kroger Co/The	264,231	12,078
Molson Coors Beverage Co, Cl B	32,131	1,967
Mondelez International Inc, Cl A	100,859	7,305
PepsiCo Inc	62,828	10,671
Philip Morris International Inc	105,097	9,888
Sysco Corp, Cl A	145,077	10,609
Target Corp, Cl A	37,098	5,284
Tyson Foods Inc, Cl A	105,363	5,663
Walgreens Boots Alliance Inc	38,987	1,018

		102,495
Energy — 3.9%
BP PLC ADR	131,377	4,651
Canadian Natural Resources Ltd	85,252	5,586
Chesapeake Energy Corp	34,603	2,662
Chevron Corp	74,721	11,145
ConocoPhillips	81,177	9,422
Devon Energy Corp	66,117	2,995
EOG Resources Inc	75,896	9,180
Exxon Mobil Corp	16,215	1,621
HF Sinclair Corp	31,760	1,765
Marathon Oil Corp	12,387	299
Marathon Petroleum Corp	29,810	4,423
Phillips 66	23,171	3,085
Schlumberger NV, Cl A	66,457	3,459
Scorpio Tankers Inc	10,444	635
Shell PLC ADR	30,942	2,036
Valero Energy Corp	27,947	3,633

		66,597
Financials — 13.3%
Aflac Inc	79,758	6,580
Allstate Corp/The	55,820	7,814
American Financial Group Inc/OH	10,346	1,230

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ameriprise Financial Inc	15,882	$6,032
Apollo Global Management Inc	3,670	342
Ares Management Corp, Cl A	3,156	375
Bank of America Corp	293,373	9,878
Bank of New York Mellon Corp/The	19,244	1,002
Berkshire Hathaway Inc, Cl B *	45,129	16,096
Capital One Financial Corp	33,366	4,375
Charles Schwab Corp/The	60,560	4,166
Citigroup Inc	189,883	9,768
Citizens Financial Group Inc	9,142	303
CME Group Inc, Cl A	7,554	1,591
Discover Financial Services	33,010	3,710
Everest Group Ltd	1,843	652
Fifth Third Bancorp	115,704	3,991
First Horizon Corp	28,626	405
Fiserv Inc, Cl A *	2,472	328
Global Payments Inc	109,121	13,858
Goldman Sachs Group Inc/The	996	384
Hartford Financial Services Group Inc/The	69,124	5,556
JPMorgan Chase & Co	79,023	13,442
KeyCorp	173,602	2,500
Marsh & McLennan Cos Inc	40,087	7,595
Mastercard Inc, Cl A	1,653	705
MGIC Investment Corp	17,844	344
Moody's Corp	24,922	9,733
Morgan Stanley	11,750	1,096
New York Community Bancorp Inc	259,581	2,655
Progressive Corp/The	48,756	7,766
Radian Group Inc	16,498	471
Raymond James Financial Inc	16,825	1,876
Regions Financial Corp	212,723	4,123
S&P Global Inc	16,995	7,487
Starwood Property Trust Inc ‡	32,387	681
State Street Corp	122,316	9,475
Synchrony Financial	77,838	2,973
Unum Group	6,781	307
US Bancorp	241,322	10,444
Visa Inc, Cl A	95,219	24,790
Voya Financial Inc	6,196	452
Wells Fargo & Co	115,137	5,667
Willis Towers Watson PLC	48,312	11,653
Zions Bancorp NA	23,944	1,050

		225,721
Health Care — 14.7%
Abbott Laboratories	18,131	1,996
AbbVie Inc	31,042	4,811
Acadia Healthcare Co Inc, Cl A *	42,992	3,343
Amgen Inc, Cl A	38,169	10,994
AstraZeneca PLC ADR	55,136	3,713
Baxter International Inc	112,272	4,341
Boston Scientific Corp *	59,857	3,460
Bristol-Myers Squibb Co	155,447	7,976

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cardinal Health Inc	34,293	$3,457
Cencora Inc, Cl A	41,474	8,518
Centene Corp *	5,276	392
Cigna Group/The	3,135	939
CVS Health Corp	187,434	14,800
Danaher Corp, Cl A	42,146	9,750
DaVita Inc *	4,103	430
DENTSPLY SIRONA Inc	124,353	4,426
Eli Lilly & Co	14,301	8,336
Exelixis Inc *	97,735	2,345
Gilead Sciences Inc	63,484	5,143
GSK PLC ADR	83,573	3,097
HCA Healthcare Inc	11,463	3,103
Humana Inc	18,782	8,599
Jazz Pharmaceuticals PLC *	31,805	3,912
Johnson & Johnson	191,313	29,986
Koninklijke Philips NV *	120,977	2,822
Lantheus Holdings Inc *	18,107	1,123
McKesson Corp	24,277	11,240
Medtronic PLC	79,267	6,530
Merck & Co Inc	94,491	10,301
Mettler-Toledo International Inc *	10,186	12,355
Natera Inc *	93,476	5,855
Nuvalent Inc, Cl A *	7,937	584
Organon & Co	32,675	471
Perrigo Co PLC	82,579	2,657
Pfizer Inc	237,127	6,827
QuidelOrtho Corp *	19,772	1,457
Regeneron Pharmaceuticals Inc *	522	459
Revvity Inc	39,769	4,347
Stryker Corp	1,146	343
Thermo Fisher Scientific Inc	11,614	6,165
TransMedics Group Inc *	41,250	3,256
UnitedHealth Group Inc	25,542	13,447
Vaxcyte Inc *	30,213	1,897
Vertex Pharmaceuticals Inc *	18,163	7,390
Viatris Inc, Cl W	49,717	538
Zimmer Biomet Holdings Inc	9,559	1,163

		249,094
Industrials — 12.3%
AerCap Holdings NV *	62,810	4,668
AGCO Corp	28,514	3,462
Alaska Air Group Inc *	80,294	3,137
Allison Transmission Holdings Inc	37,699	2,192
American Airlines Group Inc *	127,347	1,750
Caterpillar Inc, Cl A	1,327	392
Chart Industries Inc *	17,823	2,430
CNH Industrial NV	22,669	276
Cummins Inc	24,677	5,912
Deere & Co	1,300	520
Delta Air Lines Inc, Cl A	89,962	3,619
Eaton Corp PLC	19,667	4,736

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equifax Inc	27,388	$6,773
FedEx Corp	50,244	12,710
Fortive Corp	174,964	12,883
GFL Environmental Inc	216,540	7,473
GXO Logistics Inc *	198,654	12,150
HEICO Corp	28,245	5,052
Honeywell International Inc	75,534	15,840
Huntington Ingalls Industries Inc, Cl A	10,975	2,850
IDEX Corp	17,250	3,745
Jacobs Solutions Inc	29,315	3,805
Knight-Swift Transportation Holdings Inc, Cl A	101,784	5,868
L3Harris Technologies Inc	20,797	4,380
Lockheed Martin Corp	7,087	3,212
ManpowerGroup Inc	43,604	3,465
Owens Corning	34,317	5,087
Parker-Hannifin Corp, Cl A	3,719	1,713
Ryder System Inc	14,973	1,723
Snap-on Inc	9,818	2,836
Textron Inc	56,360	4,532
Timken Co/The	61,063	4,894
Trane Technologies PLC	1,441	351
TransDigm Group Inc	19,383	19,608
Uber Technologies Inc *	19,810	1,220
United Airlines Holdings Inc *	17,000	701
United Parcel Service Inc, Cl B	47,878	7,528
Veralto Corp	46,705	3,842
Vertiv Holdings Co, Cl A	92,099	4,424
Westinghouse Air Brake Technologies Corp	14,105	1,790
WW Grainger Inc	15,241	12,630
Xylem Inc/NY	16,098	1,841

		208,020
Information Technology — 23.8%
Adobe Inc *	38,470	22,951
Advanced Micro Devices Inc *	35,644	5,254
Amdocs Ltd	51,821	4,554
Amkor Technology Inc	51,908	1,727
Amphenol Corp, Cl A	108,662	10,772
Analog Devices Inc	24,464	4,858
Apple Inc	293,888	56,582
Applied Materials Inc	39,027	6,325
Arista Networks Inc *	5,180	1,220
Arrow Electronics Inc, Cl A *	20,514	2,508
Broadcom Inc	8,295	9,259
Cadence Design Systems Inc *	37,458	10,202
Cirrus Logic Inc *	12,623	1,050
Cisco Systems Inc	151,519	7,655
Dell Technologies Inc, Cl C	41,474	3,173
DXC Technology Co *	63,528	1,453
Flex Ltd *	73,140	2,228
Hewlett Packard Enterprise Co	249,894	4,243
HP Inc	124,604	3,749

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intel Corp	170,074	$8,546
International Business Machines Corp	24,273	3,970
Intuit Inc	20,136	12,586
Jabil Inc	59,664	7,601
Manhattan Associates Inc *	6,233	1,342
Marvell Technology Inc	183,135	11,045
Microchip Technology Inc	205,053	18,492
Micron Technology Inc	43,307	3,696
Microsoft Corp	192,560	72,410
MongoDB Inc, Cl A *	5,680	2,322
NVIDIA Corp	54,262	26,872
Oracle Corp, Cl B	85,325	8,996
QUALCOMM Inc	86,148	12,460
Roper Technologies Inc	19,180	10,456
Salesforce Inc *	42,943	11,300
SAP SE ADR	63,923	9,882
ServiceNow Inc *	5,415	3,826
Skyworks Solutions Inc	3,042	342
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,858	1,129
Teradyne Inc	71,961	7,809
Vishay Intertechnology Inc	115,899	2,778
Vontier Corp	174,318	6,023
Xerox Holdings Corp	26,315	482

		404,128
Materials — 3.6%
Air Products and Chemicals Inc	30,282	8,291
Avery Dennison Corp	14,381	2,907
Berry Global Group Inc	31,426	2,118
Crown Holdings Inc	63,953	5,889
Eastman Chemical Co	73,135	6,569
FMC Corp	35,104	2,213
Freeport-McMoRan Inc, Cl B	71,931	3,062
Graphic Packaging Holding Co	13,677	337
Huntsman Corp	22,594	568
Linde PLC	27,030	11,102
LyondellBasell Industries NV, Cl A	3,410	324
Martin Marietta Materials Inc, Cl A	4,861	2,425
Mosaic Co/The	15,728	562
Newmont Corp	67,378	2,789
O-I Glass Inc, Cl I *	44,115	723
Reliance Steel & Aluminum Co	8,194	2,292
Sherwin-Williams Co/The, Cl A	10,212	3,185
Steel Dynamics Inc	9,490	1,121
Sylvamo Corp	40,871	2,007
Vulcan Materials Co	10,672	2,423

		60,907
Real Estate — 1.5%
American Tower Corp, Cl A ‡	55,725	12,030
Crown Castle Inc ‡	64,264	7,402
Howard Hughes Holdings Inc *	35,813	3,064

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Omega Healthcare Investors Inc ‡	57,992	$1,778
Sabra Health Care REIT Inc ‡	73,150	1,044
Service Properties Trust ‡	77,388	661

		25,979
Utilities — 2.4%
CMS Energy Corp	57,030	3,312
Edison International	104,559	7,475
FirstEnergy Corp	180,214	6,606
NRG Energy Inc	163,518	8,454
PPL Corp	319,532	8,659
UGI Corp	103,502	2,546
Vistra Corp	94,721	3,649

		40,701
Total Common Stock
(Cost $1,029,707) ($ Thousands)		1,677,573

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	16,762,393	16,762

Total Cash Equivalent
(Cost $16,762) ($ Thousands)		16,762

Total Investments in Securities — 99.9%
(Cost $1,046,469) ($ Thousands)		$1,694,335

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	33	Mar-2024	$7,917	$7,953	$36
S&P Mid Cap 400 Index E-MINI	10	Mar-2024	2,812	2,809	(3)
			$10,729	$10,762	$33

Percentages are based on Net Assets of $1,695,653 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund	$—	$2,257	$(2,256)	$(1)	$—	$—	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,610	101,508	(104,356)	—	—	16,762	182	—
Totals	$19,610	$103,765	$(106,612)	$(1)	$—	$16,762	$183	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 7.1%
AT&T Inc	1,366,319	$22,927
BCE Inc	272,263	10,722
Comcast Corp, Cl A	520,916	22,842
Fox Corp, Cl A	127,329	3,778
Meta Platforms Inc, Cl A *	18,467	6,537
Nexstar Media Group Inc, Cl A	9,818	1,539
Omnicom Group Inc	3,178	275
Paramount Global, Cl B	56,061	829
TEGNA Inc	94,393	1,444
T-Mobile US Inc	65,221	10,457
Verizon Communications Inc	167,004	6,296
Walt Disney Co/The	52,590	4,748

		92,394
Consumer Discretionary — 6.2%
Autoliv Inc	18,618	2,052
AutoNation Inc *	12,701	1,907
Bloomin' Brands Inc	59,825	1,684
BorgWarner Inc	26,812	961
Dick's Sporting Goods Inc	15,338	2,254
Dillard's Inc, Cl A	7,538	3,043
eBay Inc	38,550	1,682
Expedia Group Inc *	6,755	1,025
Foot Locker Inc, Cl A	31,098	969
Ford Motor Co	185,547	2,262
General Motors Co	324,382	11,652
Genuine Parts Co	99,725	13,812
Goodyear Tire & Rubber Co/The *	141,512	2,026
Harley-Davidson Inc, Cl A	31,143	1,147
Kohl's Corp	23,092	662
Lennar Corp, Cl A	33,607	5,009
Lithia Motors Inc, Cl A	9,350	3,079
Lowe's Cos Inc	49,572	11,032
Magna International Inc, Cl A	18,453	1,090
Penske Automotive Group Inc, Cl A	13,566	2,177
PulteGroup Inc	58,486	6,037
PVH Corp	13,197	1,612
Whirlpool Corp	3,533	430
Williams-Sonoma Inc	12,746	2,572

		80,176
Consumer Staples — 9.3%
Altria Group Inc	213,204	8,601
Archer-Daniels-Midland Co	84,259	6,085
Bunge Global	35,657	3,600
Conagra Brands Inc	183,730	5,266
Diageo PLC ADR	43,307	6,308
Ingredion Inc	66,652	7,234
Kenvue Inc	495,721	10,673
Kraft Heinz Co/The	56,221	2,079
Kroger Co/The	371,657	16,988
Molson Coors Beverage Co, Cl B	104,071	6,370

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philip Morris International Inc	156,341	$14,708
Target Corp, Cl A	94,360	13,439
Tyson Foods Inc, Cl A	132,826	7,139
Unilever PLC ADR	176,365	8,550
Walgreens Boots Alliance Inc	134,840	3,521

		120,561
Energy — 8.1%
APA Corp	43,909	1,575
BP PLC ADR	141,358	5,004
Canadian Natural Resources Ltd	37,000	2,424
Chevron Corp	138,047	20,591
ConocoPhillips	173,786	20,171
Devon Energy Corp	77,435	3,508
Exxon Mobil Corp	260,891	26,084
HF Sinclair Corp	28,302	1,573
Marathon Oil Corp	99,657	2,408
Marathon Petroleum Corp	46,079	6,836
Phillips 66	41,686	5,550
Shell PLC ADR	61,589	4,053
Valero Energy Corp	37,396	4,862

		104,639
Financials — 20.2%
Aflac Inc	69,533	5,736
Allstate Corp/The	20,703	2,898
Ally Financial Inc	31,400	1,096
American Financial Group Inc/OH	20,349	2,419
American International Group Inc	29,934	2,028
Ameriprise Financial Inc	11,345	4,309
Bank of America Corp	566,703	19,081
Bank of New York Mellon Corp/The	191,211	9,953
Berkshire Hathaway Inc, Cl B *	32,743	11,678
Capital One Financial Corp	36,143	4,739
Charles Schwab Corp/The	43,038	2,961
Chubb Ltd	76,725	17,340
Citigroup Inc	544,061	27,986
Citizens Financial Group Inc	94,679	3,138
Discover Financial Services	33,902	3,811
East West Bancorp Inc	9,104	655
Everest Group Ltd	2,947	1,042
Fifth Third Bancorp	113,014	3,898
First Horizon Corp	60,211	853
Global Payments Inc	46,481	5,903
Goldman Sachs Group Inc/The	6,045	2,332
Hartford Financial Services Group Inc/The	40,505	3,256
JPMorgan Chase & Co	155,119	26,386
Lincoln National Corp	31,513	850
M&T Bank Corp	1,891	259
MetLife Inc	85,353	5,644
MGIC Investment Corp	66,072	1,274
Morgan Stanley	162,244	15,129
New York Community Bancorp Inc	432,286	4,422

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Principal Financial Group Inc, Cl A	6,205	$488
Prudential Financial Inc	29,769	3,087
Radian Group Inc	78,204	2,233
Regions Financial Corp	201,984	3,914
State Street Corp	47,517	3,681
Stifel Financial Corp	5,543	383
Synchrony Financial	153,808	5,874
T Rowe Price Group Inc	15,296	1,647
Travelers Cos Inc/The	48,773	9,291
Truist Financial Corp	211,571	7,811
Unum Group	62,598	2,831
Voya Financial Inc	74,693	5,450
Wells Fargo & Co	340,388	16,754
Willis Towers Watson PLC	16,379	3,951
Zions Bancorp NA	61,404	2,694

		261,165
Health Care — 14.9%
Amgen Inc, Cl A	16,227	4,674
AstraZeneca PLC ADR	28,205	1,900
Baxter International Inc	62,167	2,403
Bristol-Myers Squibb Co	188,780	9,686
Cardinal Health Inc	67,710	6,825
Centene Corp *	74,171	5,504
Cigna Group/The	18,672	5,591
CVS Health Corp	208,108	16,432
DaVita Inc *	9,941	1,041
DENTSPLY SIRONA Inc	103,598	3,687
Exelixis Inc *	74,033	1,776
Gilead Sciences Inc	121,263	9,824
GSK PLC ADR	101,133	3,748
HCA Healthcare Inc	9,423	2,551
Hologic Inc *	5,264	376
Jazz Pharmaceuticals PLC *	44,651	5,492
Johnson & Johnson	144,849	22,704
Koninklijke Philips *	122,078	2,848
Lantheus Holdings Inc *	11,065	686
McKesson Corp	19,640	9,093
Medtronic PLC	182,215	15,011
Merck & Co Inc	220,403	24,028
Novartis AG ADR	102,005	10,300
Organon & Co	140,763	2,030
Pfizer Inc	641,943	18,482
QuidelOrtho Corp *	11,618	856
Viatris Inc, Cl W	487,079	5,275

		192,823
Industrials — 11.3%
AerCap Holdings NV *	77,499	5,760
AGCO Corp	31,476	3,821
Alaska Air Group Inc *	75,140	2,936
Allison Transmission Holdings Inc	64,771	3,766
Caterpillar Inc, Cl A	7,394	2,186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chart Industries Inc *	14,726	$2,008
CNH Industrial NV	102,959	1,254
Cummins Inc	23,724	5,684
Delta Air Lines Inc, Cl A	161,817	6,510
Expeditors International of Washington Inc	5,060	644
FedEx Corp	36,738	9,294
General Dynamics Corp	60,416	15,688
Huntington Ingalls Industries Inc, Cl A	15,488	4,021
Johnson Controls International PLC	211,220	12,175
Lockheed Martin Corp	5,386	2,441
ManpowerGroup Inc	42,383	3,368
Oshkosh Corp	9,050	981
Owens Corning	35,493	5,261
PACCAR Inc	32,473	3,171
RTX Corp	178,677	15,034
Ryder System Inc	31,013	3,568
Siemens AG ADR	109,645	10,256
Snap-on Inc	18,096	5,227
Textron Inc	58,357	4,693
Timken Co/The	47,421	3,801
United Airlines Holdings Inc *	38,423	1,585
United Parcel Service Inc, Cl B	69,337	10,902

		146,035
Information Technology — 9.8%
Amdocs Ltd	63,794	5,607
Amkor Technology Inc	102,883	3,423
Applied Materials Inc	21,955	3,558
Arrow Electronics Inc, Cl A *	28,506	3,485
Broadcom Inc	13,571	15,149
Cirrus Logic Inc *	18,558	1,544
Cisco Systems Inc	341,952	17,275
Cognizant Technology Solutions Corp, Cl A	26,183	1,978
Dell Technologies Inc, Cl C	50,452	3,860
DXC Technology Co *	112,302	2,568
Flex Ltd *	72,201	2,199
Hewlett Packard Enterprise Co	337,327	5,728
HP Inc	257,060	7,735
Intel Corp	285,019	14,322
International Business Machines Corp	24,690	4,038
Jabil Inc	41,300	5,262
Micron Technology Inc	55,173	4,708
Microsoft Corp	28,296	10,640
QUALCOMM Inc	19,370	2,801
Skyworks Solutions Inc	18,986	2,134
Teradyne Inc	48,311	5,243
Vontier Corp	122,930	4,247
Xerox Holdings Corp	13,557	249

		127,753
Materials — 4.5%
Berry Global Group Inc	26,280	1,771
Crown Holdings Inc	45,761	4,214

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dow Inc	320,918	$17,599
Eastman Chemical Co	47,072	4,228
FMC Corp	80,738	5,091
Graphic Packaging Holding Co	35,220	868
Huntsman Corp	19,199	482
LyondellBasell Industries NV, Cl A	46,631	4,434
Mosaic Co/The	52,568	1,878
Newmont Corp	65,956	2,730
O-I Glass Inc, Cl I *	56,355	923
Reliance Steel & Aluminum Co	25,126	7,027
Steel Dynamics Inc	42,977	5,076
Sylvamo Corp	31,045	1,525

		57,846
Real Estate — 3.3%
Crown Castle Inc ‡	44,643	5,142
Healthpeak Properties Inc ‡	552,456	10,939
Host Hotels & Resorts Inc ‡	216,937	4,224
Howard Hughes Holdings Inc *	44,213	3,782
Omega Healthcare Investors Inc ‡	77,424	2,374
Sabra Health Care REIT Inc ‡	143,789	2,052
Service Properties Trust ‡	92,900	793
Simon Property Group Inc ‡	21,266	3,033
VICI Properties Inc, Cl A ‡	340,826	10,866

		43,205
Utilities — 4.2%
Duke Energy Corp	126,669	12,292
Edison International	88,155	6,302

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FirstEnergy Corp	162,155	$5,945
NextEra Energy Inc	195,794	11,892
NRG Energy Inc	166,631	8,615
UGI Corp	223,368	5,495
Vistra Corp	107,392	4,137

		54,678
Total Common Stock
(Cost $911,091) ($ Thousands)		1,281,275

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.410% **†(A)	27,325	20

Total Affiliated Partnership
(Cost $27) ($ Thousands)		20

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	11,365,091	11,365

Total Cash Equivalent
(Cost $11,365) ($ Thousands)		11,365

Total Investments in Securities — 99.8%
(Cost $922,483) ($ Thousands)		$1,292,660

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	18	Mar-2024	$4,331	$4,339	$8
S&P Mid Cap 400 Index E-MINI	16	Mar-2024	4,466	4,495	29
			$8,797	$8,834	$37

Percentages are based on Net Assets of $1,295,021 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $20 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$38	$15,000	$(15,010)	$(6)	$(2)	$20	$3	$2
SEI Daily Income Trust, Government Fund, Institutional Class	9,541	60,076	(58,252)	—	—	11,365	131	—
Totals	$9,579	$75,076	$(73,262)	$(6)	$(2)	$11,385	$134	$2

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.1%

Communication Services — 9.7%
Alphabet Inc, Cl A *	327,511	$45,750
Alphabet Inc, Cl C *	159,354	22,458
Frontier Communications Parent Inc *	8,227	208
Liberty Global PLC *	18,428	343
Liberty Media Corp-Liberty Formula One, Cl C *	71,926	4,541
Meta Platforms Inc, Cl A *	148,025	52,395
Netflix Inc *	13,046	6,352
Pinterest Inc, Cl A *	123,500	4,574
Spotify Technology SA *	3,948	742
ZoomInfo Technologies Inc, Cl A *	104,098	1,925

		139,288
Consumer Discretionary — 12.6%
ADT Inc	16,529	113
Amazon.com Inc, Cl A *	350,898	53,315
AutoZone Inc *	7,880	20,375
Booking Holdings Inc *	2,810	9,968
Burlington Stores Inc *	10,307	2,005
Carnival Corp *	39,077	725
Chewy Inc, Cl A *	11,112	263
Coupang Inc, Cl A *	200,207	3,241
Deckers Outdoor Corp *	4,581	3,062
DR Horton Inc	41,079	6,243
DraftKings Inc, Cl A *	117,743	4,150
Duolingo Inc, Cl A *	736	167
Gap Inc/The	56,218	1,176
H&R Block Inc	18,945	916
Home Depot Inc/The	1,031	357
Lennar Corp, Cl B	4,016	538
Lowe's Cos Inc	64,868	14,436
MercadoLibre Inc *	4,953	7,784
Meritage Homes Corp	7,626	1,328
MGM Resorts International	48,614	2,172
Mobileye Global Inc, Cl A *	39,232	1,700
NIKE Inc, Cl B	62,999	6,840
O'Reilly Automotive Inc *	6,324	6,008
PulteGroup Inc	2,994	309
PVH Corp	9,127	1,115
Skechers USA Inc, Cl A *	26,571	1,656
Taylor Morrison Home Corp, Cl A *	18,463	985
Tesla Inc *	37,694	9,366
TJX Cos Inc/The	155,140	14,554
Toll Brothers Inc	36,711	3,774
Wayfair Inc, Cl A *	8,516	525
Wingstop Inc, Cl A	4,080	1,047

		180,213
Consumer Staples — 4.2%
Celsius Holdings Inc *	30,086	1,640
Colgate-Palmolive Co	120,174	9,579
Costco Wholesale Corp	7,597	5,015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kenvue Inc	235,974	$5,080
Kraft Heinz Co/The	59,538	2,202
Kroger Co/The	49,523	2,264
Lamb Weston Holdings Inc	43,839	4,739
Maplebear Inc *	25,551	600
Mondelez International Inc, Cl A	92,216	6,679
PepsiCo Inc	116,877	19,850
Target Corp, Cl A	6,458	920
US Foods Holding Corp *	947	43
Walmart Inc	11,262	1,775

		60,386
Energy — 0.9%
Cheniere Energy Inc	7,660	1,308
EOG Resources Inc	21,500	2,601
EQT Corp	11,599	448
PBF Energy Inc, Cl A	45,360	1,994
Schlumberger NV, Cl A	58,037	3,020
TechnipFMC PLC	64,612	1,301
Transocean Ltd *	286,470	1,819

		12,491
Financials — 9.1%
Apollo Global Management Inc	45,977	4,285
Ares Management Corp, Cl A	10,001	1,189
Bank of America Corp	95,861	3,228
BlackRock Inc	465	378
Block Inc, Cl A *	36,286	2,807
Capital One Financial Corp	15,146	1,986
Cboe Global Markets Inc	20,111	3,591
CME Group Inc, Cl A	86,103	18,133
FactSet Research Systems Inc	20,113	9,595
Fidelity National Information Services Inc, Cl B	4,850	291
First Citizens BancShares Inc/NC, Cl A	145	206
JPMorgan Chase & Co	18,273	3,108
Kinsale Capital Group Inc	4,025	1,348
M&T Bank Corp	8,770	1,202
Mastercard Inc, Cl A	41,849	17,849
MGIC Investment Corp	34,913	674
Moody's Corp	55,801	21,794
MSCI Inc, Cl A	19,936	11,277
PayPal Holdings Inc *	10,576	650
S&P Global Inc	15,419	6,792
Shift4 Payments Inc, Cl A *	4,363	324
Visa Inc, Cl A	58,085	15,122
Wells Fargo & Co	62,382	3,070
Western Union Co/The	83,172	991

		129,890
Health Care — 10.4%
AbbVie Inc	6,713	1,040
Acadia Healthcare Co Inc, Cl A *	37,229	2,895
Amgen Inc, Cl A	11,476	3,305

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apellis Pharmaceuticals Inc *	7,755	$464
Becton Dickinson & Co	33,516	8,172
Boston Scientific Corp *	87,300	5,047
Cardinal Health Inc	16,997	1,713
Cigna Group/The	1,161	348
Danaher Corp, Cl A	6,170	1,427
Doximity Inc, Cl A *	47,171	1,323
Edwards Lifesciences Corp, Cl A *	3,299	252
Eli Lilly & Co	36,667	21,374
Exact Sciences Corp *	6,584	487
Humana Inc	16,844	7,711
Johnson & Johnson	62,090	9,732
Maravai LifeSciences Holdings Inc, Cl A *	226,390	1,483
McKesson Corp	19,836	9,184
Medpace Holdings Inc *	1,422	436
Mettler-Toledo International Inc *	6,275	7,611
Natera Inc *	150,166	9,406
Neurocrine Biosciences Inc *	964	127
Nuvalent Inc, Cl A *	12,420	914
Penumbra Inc *	5,219	1,313
Pfizer Inc	10,964	316
Regeneron Pharmaceuticals Inc *	2,871	2,522
Stryker Corp	17,822	5,337
TransMedics Group Inc *	37,406	2,952
UnitedHealth Group Inc	64,293	33,848
Vaxcyte Inc *	46,394	2,914
Vertex Pharmaceuticals Inc *	11,204	4,559

		148,212
Industrials — 8.4%
Axon Enterprise Inc *	9,125	2,357
Boeing Co/The *	2,841	741
Builders FirstSource Inc *	9,507	1,587
Carrier Global Corp	191,257	10,988
Ceridian HCM Holding Inc *	39,778	2,670
Core & Main Inc, Cl B *	56,567	2,286
Delta Air Lines Inc, Cl A	25,075	1,009
FedEx Corp	3,517	890
General Electric Co	4,933	630
GFL Environmental Inc	274,594	9,476
Graco Inc	106,207	9,214
HEICO Corp, Cl A	26,370	3,756
Lennox International Inc	7,138	3,194
Lockheed Martin Corp	4,613	2,091
Middleby Corp/The *	56,329	8,290
NEXTracker Inc, Cl A *	3,015	141
Otis Worldwide Corp	117,350	10,499
Parker-Hannifin Corp, Cl A	12,064	5,558
Paycom Software Inc	4,631	957
Republic Services Inc	11,331	1,869
RTX Corp	28,619	2,408
Saia Inc *	1,889	828
Trane Technologies PLC	28,124	6,859

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TransDigm Group Inc	5,803	$5,870
TransUnion	21,506	1,478
Uber Technologies Inc *	54,373	3,348
United Airlines Holdings Inc *	55,549	2,292
Vertiv Holdings Co, Cl A	151,955	7,298
WESCO International Inc	13,333	2,318
Westinghouse Air Brake Technologies Corp	64,652	8,204
XPO Inc *	2,383	209

		119,315
Information Technology — 37.7%
Adobe Inc *	40,150	23,953
Advanced Micro Devices Inc *	33,895	4,996
Akamai Technologies Inc *	1,880	222
Analog Devices Inc	65,353	12,976
Apple Inc	532,318	102,487
Applied Materials Inc	31,324	5,077
AppLovin Corp, Cl A *	52,436	2,090
Arista Networks Inc *	47,484	11,183
Autodesk Inc, Cl A *	12,599	3,068
Broadcom Inc	11,952	13,341
Cadence Design Systems Inc *	43,862	11,947
Crowdstrike Holdings Inc, Cl A *	25,641	6,547
DocuSign Inc, Cl A *	40,682	2,418
Dropbox Inc, Cl A *	3,246	96
Fair Isaac Corp *	1,135	1,321
Fortinet Inc *	19,252	1,127
Guidewire Software Inc, Cl Z *	36,974	4,032
Hewlett Packard Enterprise Co	100,622	1,708
HubSpot Inc *	12,220	7,094
Intuit Inc	17,418	10,887
Jabil Inc	27,326	3,481
Juniper Networks Inc	16,509	487
KLA Corp	13,253	7,704
Manhattan Associates Inc *	23,219	4,999
Marvell Technology Inc	112,895	6,809
Microsoft Corp	446,112	167,756
MongoDB Inc, Cl A *	14,624	5,979
NVIDIA Corp	134,526	66,620
Oracle Corp, Cl B	119,620	12,611
Palo Alto Networks Inc *	18,794	5,542
Pegasystems Inc	20,607	1,007
Pure Storage Inc, Cl A *	4,814	172
Salesforce Inc *	2,689	708
ServiceNow Inc *	10,846	7,663
Snowflake Inc, Cl A *	1,737	346
Synopsys Inc *	17,663	9,095
Taiwan Semiconductor Manufacturing Co Ltd ADR	47,624	4,953
TE Connectivity Ltd	2,563	360
Tenable Holdings Inc *	23,401	1,078
Teradata Corp *	18,973	825
Teradyne Inc	12,221	1,326

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UiPath Inc, Cl A *	86,416	$2,147
Zscaler Inc *	2,974	659

		538,897
Materials — 2.3%
Ecolab Inc	4,671	926
Linde PLC	31,043	12,750
Martin Marietta Materials Inc, Cl A	14,923	7,445
Nucor Corp	596	104
Sherwin-Williams Co/The, Cl A	37,315	11,639

		32,864
Real Estate — 0.6%
American Tower Corp, Cl A ‡	6,434	1,389
AvalonBay Communities Inc ‡	1,370	257
Brixmor Property Group Inc ‡	68,606	1,596
CubeSmart ‡	8,478	393
EastGroup Properties Inc ‡	12,215	2,242
Invitation Homes Inc ‡	33,623	1,147
Lamar Advertising Co, Cl A ‡	12,275	1,305
Welltower Inc ‡	7,157	645

		8,974
Utilities — 0.2%
Dominion Energy Inc	42,589	2,002

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Edison International	2,072	$148

		2,150
Total Common Stock
(Cost $683,494) ($ Thousands)		1,372,680

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bill
0.000%, 02/29/2024 (A)	$30,500	30,241

Total U.S. Treasury Obligation
(Cost $30,239) ($ Thousands)		30,241

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	23,489,477	23,489

Total Cash Equivalent
(Cost $23,489) ($ Thousands)		23,489

Total Investments in Securities — 99.8%
(Cost $737,222) ($ Thousands)		$1,426,410

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	8	Mar-2024	$822	$819	$(3)
S&P 500 Index E-MINI	37	Mar-2024	8,890	8,917	27
			$9,712	$9,736	$24

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America NA	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate + 0.40%	Asset returns	Annually	02/28/2024	USD	39,108	$(164)	$–	$(164)
								$(164)	$–	$(164)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of December 31, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

6,383	LAM RESEARCH CORP REGISTERED SHS	$4,937	$34,510	12.6
17,117	ATLASSIAN CORP REGISTERED SHS -A-	3,929	145,336	10.0
6,293	UNITED RENTALS INC REGISTERED SHS	3,598	7,913	9.2
24,602	EXPEDIA GROUP INC REGISTERED SHS	3,592	142,004	9.2
24,536	SIMON PROPERTY GROUP INC REGISTERED SHS	3,542	9,470	9.1
93,339	SYNCHRONY FINANCIAL REGISTERED SHS	3,465	72,947	8.9

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

13,966	EQUIFAX INC REGISTERED SHS	$3,416	$25,097	8.7
23,615	ALLSTATE CORP REGISTERED SHS	3,284	40,864	8.4
8,544	GOLDMAN SACHS GROUP INC REGISTERED SHS	3,251	49,807	8.3
26,166	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	3,206	182,586	8.2
84,899	VISTRA CORP REGISTERED SHS	3,199	89,415	8.2
84,886	PURE STORAGE INC REGISTERED SHS -A-	3,106	(87,195)	7.9
29,904	PULTEGROUP INC REGISTERED SHS	3,065	18,712	7.8
11,539	BOEING CO REGISTERED SHS	3,049	(59,078)	7.8
24,440	INTERCONTINENTAL EXCHANGE INC REGISTERED SHS	3,009	116,740	7.7
41,086	EDISON INTERNATIONAL REGISTERED SHS	2,878	74,491	7.4
62,204	INTEL CORP REGISTERED SHS	2,871	226,422	7.3
15,632	TRAVELERS COMPANIES INC REGISTERED SHS	2,858	120,121	7.3
28,367	CARDINAL HEALTH INC REGISTERED SHS	2,851	17,902	7.3
95,871	DROPBOX INC REGISTERED SHS -A-	2,840	(13,479)	7.3
26,205	TOLL BROTHERS INC REGISTERED SHS	2,685	3,820	6.9
9,704	WORKDAY INC SHS -A-	2,646	12,955	6.8
24,897	GODADDY INC REGISTERED SHS -A-	2,616	29,119	6.7
139,477	CARNIVAL CORPORATION SHS	2,596	7,064	6.6
18,813	AGILENT TECHNOLOGIES INC REGISTERED SHS	2,573	31,982	6.6
55,264	NUTANIX INC REGISTERED SHS -A-	2,560	51,374	6.5
2,108	BROADCOM INC REGISTERED SHS	2,389	(31,995)	6.1
19,036	GENERAL ELECTRIC CO REGISTERED SHS	2,346	77,596	6.0
53,100	US FOODS HOLDING CORP REGISTERED SHS	2,314	90,066	5.9
29,064	TEXTRON INC REGISTERED SHS	2,306	29,381	5.9
94,046	NEWS CORP REGISTERED SHS -A-	2,201	99,616	5.6
28,775	CVS HEALTH CORP REGISTERED SHS	2,142	126,973	5.5
42,649	VENTAS INC REGISTERED SHS	2,105	48,721	5.4
198,302	VIATRIS INC REGISTERED SHS	2,037	98,263	5.2
7,052	FEDEX CORP REGISTERED SHS	1,950	(169,427)	5.0
32,652	ALLISON TRANSMISSION HOLDINGS INC REGISTERED SHS	1,925	(33,649)	4.9
89,537	NORWEGIAN CRUISE LINE HOLDINGS LTD REGISTERED SHS	1,825	(20,346)	4.7
107,025	LIBERTY GLOBAL LTD 3REGISTERED SHS -C-	1,798	187,289	4.6
124,939	KEYCORP REGISTERED SHS	1,789	3,232	4.6
28,329	UBER TECHNOLOGIES INC REGISTERED SHS	1,752	(9,276)	4.5
27,960	PAYPAL HOLDINGS INC REGISTERED SHS	1,713	(2,125)	4.4
27,356	INCYTE CORP REGISTERED SHS	1,704	5,239	4.4
24,280	TRANSUNION REGISTERED SHS	1,665	(2,512)	4.3
11,042	LENNAR CORP REGISTERED SHS -A-	1,648	(10,554)	4.2
4,420	EVEREST GROUP LTD REGISTERED SHS	1,574	(22,492)	4.0
7,878	SNOWFLAKE INC REGISTERED SHS -A-	1,568	(5,233)	4.0
6,106	ESSEX PROPERTY TRUST REGISTERED SHS	1,496	27,457	3.8
3,227	MONGODB INC REGISTERED SHS -A-	1,356	(28,079)	3.5
28,587	SMARTSHEET INC REGISTERED SHS -A-	1,331	41,137	3.4
6,016	ZSCALER INC REGISTERED SHS	1,330	(2,110)	3.4
78,866	HEWLETT PACKARD ENTERPRISE CO REGISTERED SHS	1,319	24,855	3.4
11,633	ELASTIC N.V. BEARER AND REGISTERED SHARES	1,311	(12,781)	3.4
54,676	EXELIXIS INC REGISTERED SHS	1,280	32,215	3.3
36,966	INVITATION HOMES INC REGISTERED SHS	1,265	11,033	3.2
2,289	CABLE ONE INC REGISTERED SHS	1,239	33,076	3.2
14,792	MICRON TECHNOLOGY INC REGISTERED SHS	1,217	43,740	3.1
8,697	ALPHABET INC REGISTERED SHS -A-	1,153	61,486	2.9
8,583	CAPITAL ONE FINANCIAL CORP REGISTERED SHS	1,113	6,359	2.8
160,132	ADT INC REGISTERED SHS	1,102	(17,838)	2.8
58,689	PG&E CORPORATION REGISTERED SHS	1,042	10,721	2.7
6,369	WALMART INC REGISTERED SHS	973	31,763	2.5
2,012	NETFLIX INC REGISTERED SHS	950	19,546	2.4
19,495	DOMINION ENERGY INC REGISTERED SHS	942	(22,054)	2.4
8,674	LAMAR ADVERTISING CO REGISTERED SHS -A-	932	(2,308)	2.4
5,030	CHENIERE ENERGY INC REGISTERED SHS	859	50	2.2
43,687	AES CORP REGISTERED SHS	845	(5,947)	2.2
6,944	NEUROCRINE BIOSCIENCES INC REGISTERED SHS	835	78,005	2.1

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

15,937	TAYLOR MORRISON HOME CORPORATION REGISTERED SHS	$835	$16,918	2.1
33,123	BRIXMOR PROPERTY GROUP INC REGISTERED SHS	780	(5,171)	2.0
16,160	KROGER CO REGISTERED SHS	713	20,440	1.8
3,033	VERISK ANALYTICS INC REGISTERED SHS	713	9,567	1.8
25,699	ALKERMES PLC REGISTERED SHS	705	3,717	1.8
15,069	H.& R.BLOCK INC REGISTERED SHS	701	32,688	1.8
1,038	COSTCO WHOLESALE CORP REGISTERED SHS	684	18,383	1.7
3,764	NUCOR CORP REGISTERED SHS	650	4,397	1.7
4,240	D.R. HORTON INC REGISTERED SHS	636	6,139	1.6
25,794	MAPLEBEAR INC REGSITERED SHS	635	(30,015)	1.6
16,668	PINTEREST INC REGISTERED SHS -A-	623	(8,152)	1.6
770	BLACKROCK INC REGISTERED SHS	619	4,351	1.6
5,203	TERADYNE INC REGISTERED SHS	547	16,308	1.4
10,087	NATIONAL FUEL GAS CO REGISTERED SHS	510	(4,589)	1.3
5,431	SAREPTA THERAPEUTICS INC REGISTERED SHS	505	19,380	1.3
2,367	APPLE INC REGISTERED SHS	462	(4,718)	1.2
35,468	COTY INC REGISTERED SHS -A-	444	(4,605)	1.1
154	AUTOZONE INC REGISTERED SHS	405	(10,266)	1.0
3,385	AGCO CORP REGISTERED SHS	404	22,621	1.0
1,359	FEDEX CORP REGISTERED SHS	382	(38,949)	1.0
1,862	PAYCOM SOFTWARE INC REGISTERED SHS	378	5,301	1.0
3,101	PVH CORP REGISTERED SHS	372	5,979	1.0

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of December 31, 2023, 2023:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(66,210)	FIFTH THIRD BANCORP REGISTERED SHS	$(2,319)	$12,700	(5.9)%
(17,507)	ALEXANDRIA REAL ESTATE EQUITIES INC REGISTERED SHS	(2,278)	22,878	(5.8)
(14,852)	PNC FINANCIAL SERVICES GROUP INC REGISTERED SHS	(2,262)	(37,393)	(5.8)
(14,730)	CELANESE CORP REGISTERED SHS	(2,239)	(60,357)	(5.7)
(24,653)	COSTAR GROUP INC REGISTERED SHS	(2,159)	14,287	(5.5)
(24,089)	NORTHERN TRUST CORP REGISTERED SHS	(2,058)	14,578	(5.3)
(14,993)	SUN COMMUNITIES INC REGISTERED SHS	(2,011)	(6,973)	(5.1)
(11,820)	FIRST SOLAR INC REGISTERED SHS	(2,003)	(22,474)	(5.1)
(15,771)	EXPEDITORS INTERNATIONAL OF WASHINGTON REGISTERED	(1,963)	(30,830)	(5.0)
(34,015)	REALTY INCOME CORP REGISTERED SHS	(1,949)	(20,377)	(5.0)
(14,788)	AMERICAN WATER WORKS CO INC REGISTERED SHS	(1,948)	(3,696)	(5.0)
(4,691)	SAIA INC REGISTERED SHS	(1,946)	(106,484)	(5.0)
(17,300)	RAYMOND JAMES FINANCIAL INC REGISTERED SHS	(1,903)	(32,947)	(4.9)
(11,085)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	(1,822)	14,522	(4.7)
(23,218)	PRINCIPAL FINANCIAL GROUP INC REGISTERED SHS	(1,821)	(19,923)	(4.7)
(27,625)	W.P. CAREY INC REGISTERED SHS	(1,789)	(26,996)	(4.6)
(13,729)	BLACKSTONE INC REGISTERED SHS	(1,776)	(12,559)	(4.5)
(9,768)	REPLIGEN CORP REGISTERED SHS	(1,771)	10,476	(4.5)
(27,288)	WAYFAIR INC REGISTERED SHS -A-	(1,755)	59,207	(4.5)
(13,476)	CHART INDUSTRIES INC REGISTERED SHS	(1,751)	(84,139)	(4.5)
(4,684)	KINSALE CAPITAL GROUP INC REGISTERED SHS	(1,579)	17,991	(4.0)
(13,195)	ENTEGRIS INC REGISTERED SHS	(1,562)	(15,799)	(4.0)
(5,754)	RBC BEARINGS INC REGISTERED SHS	(1,557)	(79,494)	(4.0)
(25,423)	AGREE REALTY CORP REGISTERED SHS	(1,557)	(51,901)	(4.0)
(7,459)	ASPEN TECHNOLOGY INC REGISTERED SHS	(1,549)	(91,517)	(4.0)
(12,017)	GENERAC HOLDINGS INC REGISTERED SHS	(1,541)	(15,232)	(3.9)
(90,579)	TOAST INC REGISTERED SHS -A-	(1,525)	(126,401)	(3.9)
(157,397)	AMCOR PLC REGISTERED SHS	(1,511)	(3,198)	(3.9)
(11,604)	CHURCHILL DOWNS INC REGISTERED SHS	(1,496)	(70,352)	(3.8)
(21,758)	PROSPERITY BANCSHARES INC REGISTERED SHS	(1,450)	(35,321)	(3.7)
(40,156)	ESSENTIAL UTILITIES INC REGISTERED SHS	(1,449)	(49,232)	(3.7)
(3,525)	TYLER TECHNOLOGIES INC REGISTERED SHS	(1,447)	(22,943)	(3.7)
(12,630)	CONOCOPHILLIPS REGISTERED SHS	(1,447)	(25,073)	(3.7)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(18,403)	LIBERTY BROADBAND CORP REGISTERED SHS SERIES -C-	$(1,425)	$(53,577)	(3.6)%
(3,416)	POOL CORP REGISTERED SHS	(1,340)	(27,464)	(3.4)
(7,006)	FABRINET BEARER SHS	(1,321)	(15,298)	(3.4)
(14,166)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC REGISTERED	(1,316)	2,414	(3.4)
(4,870)	ZEBRA TECHNOLOGIES CORP SHS -A-	(1,313)	(16,755)	(3.4)
(24,175)	COMMERCE BANCSHARES INC REGISTERED SHS	(1,304)	7,258	(3.3)
(14,282)	BRIGHT HORIZONS FAMILY SOLUTIONS REGISTERED SHS	(1,304)	(38,458)	(3.3)
(475,425)	CHARGEPOINT HOLDINGS INC REGISTERED SHS -A-	(1,293)	183,446	(3.3)
(10,555)	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP (DOING BU	(1,289)	(46,756)	(3.3)
(10,520)	HOULIHAN LOKEY INC REGISTERED SHS -A-	(1,284)	23,462	(3.3)
(17,885)	EAST WEST BANCORP INC REGISTERED SHS	(1,277)	(10,260)	(3.3)
(4,199)	SUPER MICRO COMPUTER INC REGISTERED SHS	(1,260)	82,916	(3.2)
(3,864)	ERIE INDEMNITY CO SHS -A-	(1,253)	(35,917)	(3.2)
(23,916)	WEBSTER FINANCIAL CORP (CONN) REGISTERED SHS	(1,221)	2,265	(3.1)
(6,566)	SPS COMMERCE INC REGISTERED SHS	(1,212)	(56,609)	(3.1)
(7,010)	NOVANTA INC REGISTERED SHS	(1,179)	(528)	(3.0)
(14,625)	RESERVE BALANCE	(1,173)	(66,031)	(3.0)
(30,382)	NEW FORTRESS ENERGY INC REGISTERED SHS -A-	(1,144)	(3,556)	(2.9)
(22,913)	CELSIUS HOLDINGS INC REGISTERED SHS	(1,138)	(115,210)	(2.9)
(36,719)	HP INC REGISTERED SHS	(1,130)	17,533	(2.9)
(2,042)	ROPER TECHNOLOGIES INC REGISTERED SHS	(1,106)	(2,675)	(2.8)
(18,104)	THE SCOTTS MIRACLE-GRO CO SHS -A-	(1,101)	(58,753)	(2.8)
(18,720)	BROWN-FORMAN CORP REGISTERED SHS -B- NON VTG	(1,092)	23,051	(2.8)
(24,638)	ZIONS BANCORPORATION NA REGISTERED SHS	(1,080)	(1,974)	(2.8)
(16,369)	INTRA-CELLULAR THERAPIES INC REGISTERED SHS	(1,071)	(95,882)	(2.7)
(12,501)	FRESHPET INC REGISTERED SHS	(1,056)	(33,045)	(2.7)
(8,151)	RLI CORP REGISTERED SHS	(1,037)	(56,049)	(2.7)
(5,007)	PRIMERICA INC REGISTERED SHS	(1,035)	3,724	(2.6)
(10,044)	IDACORP INC REGISTERED SHS	(978)	(5,428)	(2.5)
(36,191)	PILGRIMS PRIDE CORP REGISTERED SHS	(965)	(31,453)	(2.5)
(3,381)	MARKETAXESS HOLDING INC REGISTERED SHS	(944)	(49,035)	(2.4)
(5,490)	LANCASTER COLONY CORP REGISTERED SHS	(913)	(6,540)	(2.3)
(3,682)	GLOBANT S.A. REGISTERED SHS	(896)	17,173	(2.3)
(19,581)	NOBLE CORPORATION PLC REGISTERED SHS -A-	(860)	(86,744)	(2.2)
(74,461)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC REGISTERED	(844)	2,846	(2.2)
(19,406)	MOBILEYE GLOBAL INC REGISTERED SHS -A-	(818)	(16,800)	(2.1)
(30,817)	VICTORIA'S SECRET & COMPANY REGISTERED SHS	(798)	(16,238)	(2.0)
(19,789)	UNITY SOFTWARE INC REGISTERED SHS	(779)	(18,984)	(2.0)
(69,724)	ROIVANT SCIENCES LIMITED REGISTERED SHS	(778)	5,779	(2.0)
(6,282)	CONSTELLATION ENERGY CORP REGISTERED SHS	(749)	17,237	(1.9)
(14,579)	HASBRO INC REGISTERED SHS	(734)	(7,387)	(1.9)
(6,136)	ROYAL GOLD INC REGISTERED SHS	(731)	(4,638)	(1.9)
(4,381)	MSA SAFETY INC REGISTERED SHS	(724)	(13,761)	(1.9)
(3,633)	FIVE BELOW INC REGISTERED SHS	(706)	(65,527)	(1.8)
(23,804)	SPIRIT AEROSYSTEMS HOLDINGS INC SHS -A-	(704)	(46,165)	(1.8)
(6,072)	CROWN CASTLE INC REGISTERED SHS	(685)	(22,185)	(1.8)
(141,094)	PLUG POWER INC REGISTERED SHS	(665)	24,784	(1.7)
(5,679)	TEXAS ROADHOUSE INC REGISTERED SHS	(659)	(34,541)	(1.7)
(14,509)	NOBLE CORPORATION PLC REGISTERED SHS -A-	(637)	(64,275)	(1.6)
(1,828)	WATERS CORPORATION REGISTERED SHS	(585)	(16,093)	(1.5)
(9,617)	VAXCYTE INC REGISTERED SHS	(582)	(24,195)	(1.5)
(1,892)	ICON PLC REGISTERED SHS	(528)	(10,050)	(1.3)
(12,011)	WOLFSPEED INC REGISTERED SHS	($520)	($5,299)	(1.3)
(4,162)	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP (DOING BU	(508)	(18,437)	(1.3)
(32,252)	LEVI STRAUSS & CO REGISTERED SHS -A-	(497)	(37,921)	(1.3)
(21,637)	ANNALY CAPITAL MANAGEMENT INC REGISTERED SHS	(432)	(3,226)	(1.1)
(3,990)	CULLEN/FROST BANKERS INC REGISTERED SHS	(430)	(18,801)	(1.1)
(1,853)	CHARLES RIVER LABORATORIES INTERNATIONAL INC REGIS	(428)	(8,092)	(1.1)
(1,905)	STERIS PLC REGISTERED SHS	(405)	(13,870)	(1.0)
(2,885)	UBIQUITI INC REGISTERED SHS	(393)	(9,667)	(1.0)
(2,190)	F5 INC REGISTERED SHS	(389)	(210)	(1.0)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Growth Fund (Concluded)

Percentages are based on Net Assets of $1,428,560 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,819	$122,358	$(115,688)	$—	$—	$23,489	$197	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.4%

Communication Services — 8.1%
Alphabet Inc, Cl A *	143,760	$20,082
Alphabet Inc, Cl C *	121,475	17,119
AMC Entertainment Holdings Inc, Cl A *	1,563	10
AT&T Inc	172,601	2,896
Cable One Inc	138	77
Charter Communications Inc, Cl A *	2,472	961
Comcast Corp, Cl A	96,576	4,235
Electronic Arts Inc	6,606	904
Fox Corp, Cl A	6,431	191
Fox Corp, Cl B	3,400	94
Frontier Communications Parent Inc *	6,000	152
GCI Liberty Inc *	2,200	—
IAC Inc *	1,798	94
Interpublic Group of Cos Inc/The	9,400	307
Iridium Communications Inc	3,000	124
Liberty Broadband Corp, Cl A *	400	32
Liberty Broadband Corp, Cl C *	2,858	230
Liberty Media Corp-Liberty Formula One, Cl A *	500	29
Liberty Media Corp-Liberty Formula One, Cl C *	4,700	297
Liberty Media Corp-Liberty Live, Cl A *	521	19
Liberty Media Corp-Liberty Live, Cl C *	1,209	45
Liberty Media Corp-Liberty SiriusXM *	3,698	106
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,000	57
Live Nation Entertainment Inc *	3,790	355
Madison Square Garden Sports Corp *	396	72
Match Group Inc *	6,799	248
Meta Platforms Inc, Cl A *	53,474	18,928
Netflix Inc *	10,529	5,126
New York Times Co/The, Cl A	4,012	197
News Corp, Cl A	9,400	231
News Corp, Cl B	2,800	72
Nexstar Media Group Inc, Cl A	800	125
Omnicom Group Inc	4,826	418
Paramount Global, Cl A	219	4
Paramount Global, Cl B	13,753	203
Pinterest Inc, Cl A *	14,376	533
Playtika Holding Corp *	637	6
ROBLOX Corp, Cl A *	11,200	512
Roku Inc, Cl A *	2,945	270
Sirius XM Holdings Inc (A)	16,018	88
Spotify Technology SA *	3,360	631
Take-Two Interactive Software Inc, Cl A *	4,004	644
TKO Group Holdings Inc, Cl A	1,200	98
T-Mobile US Inc	12,814	2,054
Trade Desk Inc/The, Cl A *	10,651	766
TripAdvisor Inc *	2,600	56
Verizon Communications Inc	101,479	3,826
Walt Disney Co/The	44,044	3,977
Warner Bros Discovery Inc *	52,920	602

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	7,500	$139

		88,242
Consumer Discretionary — 10.6%
ADT Inc	5,828	40
Advance Auto Parts Inc	1,517	93
Airbnb Inc, Cl A *	9,800	1,334
Amazon.com Inc, Cl A *	217,992	33,122
Aptiv PLC *	6,453	579
Aramark	5,591	157
AutoNation Inc *	694	104
AutoZone Inc *	426	1,101
Bath & Body Works Inc	5,600	242
Best Buy Co Inc	4,680	366
Birkenstock Holding PLC *	700	34
Booking Holdings Inc *	863	3,061
BorgWarner Inc	5,700	204
Boyd Gaming Corp	1,800	113
Bright Horizons Family Solutions Inc *	1,400	132
Brunswick Corp/DE	1,700	164
Burlington Stores Inc *	1,553	302
Caesars Entertainment Inc *	5,000	234
Capri Holdings Ltd *	2,800	141
CarMax Inc *	3,800	292
Carnival Corp *	23,827	442
Carter's Inc	900	67
Cava Group Inc *	400	17
Chipotle Mexican Grill Inc, Cl A *	683	1,562
Choice Hotels International Inc	728	82
Churchill Downs Inc	1,722	232
Columbia Sportswear Co	900	72
Coupang Inc, Cl A *	26,300	426
Crocs Inc *	1,500	140
Darden Restaurants Inc	2,899	476
Deckers Outdoor Corp *	601	402
Dick's Sporting Goods Inc	1,492	219
Domino's Pizza Inc	860	355
DoorDash Inc, Cl A *	7,264	718
DR Horton Inc	7,538	1,146
DraftKings Inc, Cl A *	10,100	356
eBay Inc	12,806	559
Etsy Inc *	3,004	243
Expedia Group Inc *	3,424	520
Five Below Inc *	1,283	273
Floor & Decor Holdings Inc, Cl A *	2,500	279
Ford Motor Co	94,485	1,152
GameStop Corp, Cl A *(A)	6,300	110
Gap Inc/The	4,600	96
Garmin Ltd	3,657	470
General Motors Co	33,049	1,187
Gentex Corp	5,635	184
Genuine Parts Co	3,376	468
Grand Canyon Education Inc *	700	92

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
H&R Block Inc	3,700	$179
Harley-Davidson Inc, Cl A	3,300	122
Hasbro Inc	3,202	163
Hilton Worldwide Holdings Inc	6,184	1,126
Home Depot Inc/The	24,146	8,368
Hyatt Hotels Corp, Cl A	1,094	143
Kohl's Corp	2,625	75
Las Vegas Sands Corp	8,946	440
Lear Corp	1,394	197
Leggett & Platt Inc	3,200	84
Lennar Corp, Cl A	5,989	893
Lennar Corp, Cl B	350	47
Lithia Motors Inc, Cl A	630	207
LKQ Corp	6,388	305
Lowe's Cos Inc	14,126	3,144
Lucid Group Inc *(A)	17,500	74
Lululemon Athletica Inc *	2,648	1,354
Macy's Inc	6,400	129
Marriott International Inc/MD, Cl A	5,955	1,343
Marriott Vacations Worldwide Corp	900	76
Mattel Inc *	8,700	164
McDonald's Corp	17,561	5,207
MGM Resorts International	7,153	320
Mister Car Wash Inc *	2,100	18
Mohawk Industries Inc *	1,332	138
Murphy USA Inc	500	178
Newell Brands Inc, Cl B	8,970	78
NIKE Inc, Cl B	28,644	3,110
Nordstrom Inc	3,000	55
Norwegian Cruise Line Holdings Ltd *	10,263	206
NVR Inc *	75	525
Ollie's Bargain Outlet Holdings Inc *	1,561	118
O'Reilly Automotive Inc *	1,450	1,378
Peloton Interactive Inc, Cl A *	7,927	48
Penn Entertainment Inc *	3,800	99
Penske Automotive Group Inc, Cl A	500	80
Petco Health & Wellness Co Inc, Cl A *	2,300	7
Phinia Inc	1,200	36
Planet Fitness Inc, Cl A *	2,000	146
Polaris Inc	1,331	126
Pool Corp	921	367
PulteGroup Inc	5,300	547
PVH Corp	1,549	189
QuantumScape Corp, Cl A *(A)	6,600	46
Ralph Lauren Corp, Cl A	984	142
RH *	453	132
Rivian Automotive Inc, Cl A *	16,200	380
Ross Stores Inc	8,044	1,113
Royal Caribbean Cruises Ltd *	5,623	728
Service Corp International/US	3,500	240
Skechers USA Inc, Cl A *	3,253	203
Starbucks Corp	27,201	2,612

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tapestry Inc	5,608	$206
Tempur Sealy International Inc	4,100	209
Tesla Inc *	66,773	16,592
Texas Roadhouse Inc, Cl A	1,600	196
Thor Industries Inc	1,200	142
TJX Cos Inc/The	27,759	2,604
Toll Brothers Inc	2,600	267
TopBuild Corp *	758	284
Tractor Supply Co	2,601	559
Travel + Leisure Co	1,763	69
Ulta Beauty Inc *	1,230	603
Under Armour Inc, Cl A *	4,815	42
Under Armour Inc, Cl C *	5,600	47
Vail Resorts Inc	870	186
Valvoline Inc	4,000	150
VF Corp	8,364	157
Victoria's Secret & Co *	1,766	47
Wayfair Inc, Cl A *	2,023	125
Wendy's Co/The	4,200	82
Whirlpool Corp	1,338	163
Williams-Sonoma Inc	1,500	303
Wingstop Inc, Cl A	700	180
Wyndham Hotels & Resorts Inc	2,063	166
Wynn Resorts Ltd	2,515	229
YETI Holdings Inc *	2,100	109
Yum! Brands Inc	6,709	877

		115,959
Consumer Staples — 5.7%
Albertsons Cos Inc, Cl A	10,300	237
Altria Group Inc	43,050	1,737
Archer-Daniels-Midland Co	12,888	931
BJ's Wholesale Club Holdings Inc *	3,200	213
Boston Beer Co Inc/The, Cl A *	240	83
Brown-Forman Corp, Cl A	1,240	74
Brown-Forman Corp, Cl B	4,422	253
Bunge Global	3,600	363
Campbell Soup Co	4,700	203
Casey's General Stores Inc	896	246
Celsius Holdings Inc *	3,400	185
Church & Dwight Co Inc	5,910	559
Clorox Co/The	2,971	424
Coca-Cola Co/The	93,894	5,533
Colgate-Palmolive Co	19,779	1,577
Conagra Brands Inc	11,449	328
Constellation Brands Inc, Cl A	3,886	939
Costco Wholesale Corp	10,764	7,105
Coty Inc, Cl A *	8,539	106
Darling Ingredients Inc *	3,823	191
Dollar General Corp	5,245	713
Dollar Tree Inc *	5,056	718
Estee Lauder Cos Inc/The, Cl A	5,580	816
Flowers Foods Inc	4,500	101

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Freshpet Inc *	1,100	$95
General Mills Inc	14,161	922
Grocery Outlet Holding Corp *	2,300	62
Hershey Co/The	3,542	660
Hormel Foods Corp	7,037	226
Ingredion Inc	1,610	175
J M Smucker Co/The	2,454	310
Kellanova	6,285	351
Kenvue Inc	41,754	899
Keurig Dr Pepper Inc	22,885	763
Kimberly-Clark Corp	8,090	983
Kraft Heinz Co/The	19,449	719
Kroger Co/The	15,688	717
Lamb Weston Holdings Inc	3,500	378
Maplebear Inc *	500	12
McCormick & Co Inc/MD	5,982	409
Molson Coors Beverage Co, Cl B	4,195	257
Mondelez International Inc, Cl A	32,746	2,372
Monster Beverage Corp *	17,878	1,030
Olaplex Holdings Inc *	3,500	9
PepsiCo Inc	33,230	5,644
Performance Food Group Co *	3,700	256
Philip Morris International Inc	37,363	3,515
Pilgrim's Pride Corp *	900	25
Post Holdings Inc *	1,307	115
Procter & Gamble Co/The	56,957	8,347
Reynolds Consumer Products Inc	1,500	40
Seaboard Corp	6	21
Spectrum Brands Holdings Inc	957	76
Sysco Corp, Cl A	12,163	890
Target Corp, Cl A	11,102	1,581
Tyson Foods Inc, Cl A	6,708	361
US Foods Holding Corp *	5,497	250
Walgreens Boots Alliance Inc	17,341	453
Walmart Inc	34,371	5,419
WK Kellogg Co	1,621	21

		61,998
Energy — 3.8%
Antero Midstream Corp	8,100	101
Antero Resources Corp *	6,900	156
APA Corp	7,600	273
Baker Hughes Co, Cl A	24,602	841
Cheniere Energy Inc	5,873	1,003
Chesapeake Energy Corp	3,100	239
Chevron Corp	41,599	6,205
ConocoPhillips	29,204	3,390
Coterra Energy Inc	17,914	457
Devon Energy Corp	15,561	705
Diamondback Energy Inc, Cl A	4,329	671
DT Midstream Inc	2,306	126
EOG Resources Inc	14,182	1,715
EQT Corp	8,767	339

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exxon Mobil Corp	97,671	$9,765
Halliburton Co	21,645	782
Hess Corp	6,649	959
HF Sinclair Corp	3,400	189
Kinder Morgan Inc	47,634	840
Marathon Oil Corp	14,992	362
Marathon Petroleum Corp	9,212	1,367
New Fortress Energy Inc, Cl A	1,500	57
NOV Inc	9,700	197
Occidental Petroleum Corp	16,923	1,010
ONEOK Inc	14,061	987
Ovintiv Inc	6,200	272
Phillips 66	11,062	1,473
Pioneer Natural Resources Co	5,574	1,253
Range Resources Corp	5,800	177
Schlumberger NV, Cl A	34,275	1,784
Southwestern Energy Co *	26,600	174
Targa Resources Corp	5,400	469
TechnipFMC PLC	10,700	216
Texas Pacific Land Corp	149	234
Valero Energy Corp	8,474	1,102
Williams Cos Inc/The	29,273	1,020

		40,910
Financials — 13.2%
Affiliated Managers Group Inc	871	132
Affirm Holdings Inc, Cl A *	5,200	256
Aflac Inc	14,446	1,192
AGNC Investment Corp ‡	14,928	146
Allstate Corp/The	6,280	879
Ally Financial Inc	6,658	233
American Express Co	14,214	2,663
American Financial Group Inc/OH	1,743	207
American International Group Inc	17,403	1,179
Ameriprise Financial Inc	2,536	963
Annaly Capital Management Inc ‡	12,193	236
Aon PLC, Cl A	4,847	1,411
Apollo Global Management Inc	12,547	1,169
Arch Capital Group Ltd *	8,689	645
Ares Management Corp, Cl A	3,900	464
Arthur J Gallagher & Co	5,105	1,148
Assurant Inc	1,300	219
Assured Guaranty Ltd	1,414	106
Axis Capital Holdings Ltd	1,823	101
Bank of America Corp	166,702	5,613
Bank of New York Mellon Corp/The	18,885	983
Bank OZK	2,600	130
Berkshire Hathaway Inc, Cl B *	44,320	15,807
BlackRock Inc	3,619	2,938
Blackstone Inc, Cl A	17,199	2,252
Block Inc, Cl A *	13,053	1,010
Blue Owl Capital Inc, Cl A	10,800	161
BOK Financial Corp	700	60

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brighthouse Financial Inc *	1,700	$90
Brown & Brown Inc	5,700	405
Capital One Financial Corp	9,163	1,201
Carlyle Group Inc/The	5,000	203
Cboe Global Markets Inc	2,500	446
Charles Schwab Corp/The	35,727	2,458
Chubb Ltd	9,910	2,240
Cincinnati Financial Corp	3,700	383
Citigroup Inc	46,880	2,412
Citizens Financial Group Inc	11,559	383
CME Group Inc, Cl A	8,633	1,818
CNA Financial Corp	752	32
Coinbase Global Inc, Cl A *	4,000	696
Columbia Banking System Inc	4,966	132
Comerica Inc	3,253	182
Commerce Bancshares Inc/MO	2,965	158
Corebridge Financial Inc	5,000	108
Credit Acceptance Corp, Cl A *	136	72
Cullen/Frost Bankers Inc	1,414	153
Discover Financial Services	6,071	682
East West Bancorp Inc	3,400	245
Equitable Holdings Inc	8,700	290
Euronet Worldwide Inc *	1,200	122
Evercore Inc, Cl A	883	151
Everest Group Ltd	1,016	359
Eversource Energy	8,498	524
FactSet Research Systems Inc	885	422
Fidelity National Financial Inc	6,210	317
Fidelity National Information Services Inc, Cl B	14,219	854
Fifth Third Bancorp	16,300	562
First American Financial Corp	2,500	161
First Citizens BancShares Inc/NC, Cl A	290	412
First Hawaiian Inc	3,000	69
First Horizon Corp	13,200	187
Fiserv Inc, Cl A *	14,628	1,943
FleetCor Technologies Inc *	1,711	484
FNB Corp/PA	8,500	117
Franklin Resources Inc	6,900	206
Global Payments Inc	6,277	797
Globe Life Inc	2,101	256
Goldman Sachs Group Inc/The	7,740	2,986
Hanover Insurance Group Inc/The, Cl A	826	100
Hartford Financial Services Group Inc/The	7,359	592
Houlihan Lokey Inc, Cl A	1,200	144
Huntington Bancshares Inc/OH	35,138	447
Interactive Brokers Group Inc, Cl A	2,421	201
Intercontinental Exchange Inc	13,612	1,748
Invesco Ltd	8,762	156
Jack Henry & Associates Inc	1,694	277
Janus Henderson Group PLC	3,200	96
Jefferies Financial Group Inc	4,600	186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JPMorgan Chase & Co	69,836	$11,879
Kemper Corp, Cl A	1,455	71
KeyCorp	22,288	321
Kinsale Capital Group Inc	500	167
KKR & Co Inc	16,000	1,326
Lazard Inc, Cl A	2,600	90
Lincoln National Corp	4,077	110
Loews Corp	4,489	312
LPL Financial Holdings Inc	1,892	431
M&T Bank Corp	3,977	545
Markel Group Inc *	320	454
MarketAxess Holdings Inc	875	256
Marsh & McLennan Cos Inc	11,895	2,254
Mastercard Inc, Cl A	20,095	8,571
MetLife Inc	15,515	1,026
MGIC Investment Corp	7,100	137
Moody's Corp	3,856	1,506
Morgan Stanley	28,962	2,701
Morningstar Inc, Cl A	600	172
MSCI Inc, Cl A	1,887	1,067
Nasdaq Inc, Cl A	8,200	477
NCR Atleos Corp *	1,511	37
New York Community Bancorp Inc	17,000	174
Northern Trust Corp	4,950	418
NU Holdings Ltd, Cl A *	55,400	461
Old Republic International Corp	6,400	188
OneMain Holdings Inc, Cl A	2,681	132
PayPal Holdings Inc *	27,020	1,659
Pinnacle Financial Partners Inc	1,800	157
PNC Financial Services Group Inc/The	9,556	1,480
Popular Inc	1,700	140
Primerica Inc	881	181
Principal Financial Group Inc, Cl A	5,834	459
Progressive Corp/The	14,107	2,247
Prosperity Bancshares Inc	2,100	142
Prudential Financial Inc	8,862	919
Raymond James Financial Inc	4,605	513
Regions Financial Corp	22,412	434
Reinsurance Group of America Inc, Cl A	1,624	263
RenaissanceRe Holdings Ltd	1,175	230
Rithm Capital Corp ‡	11,640	124
RLI Corp	1,000	133
Robinhood Markets Inc, Cl A *	16,100	205
Rocket Cos Inc, Cl A *	2,800	41
Ryan Specialty Holdings Inc, Cl A *	2,200	95
S&P Global Inc	7,751	3,414
SEI Investments Co †	2,500	159
Shift4 Payments Inc, Cl A *	1,300	97
SLM Corp	5,340	102
SoFi Technologies Inc *	22,300	222
Starwood Property Trust Inc ‡	7,100	149
State Street Corp	7,609	589

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stifel Financial Corp	2,500	$173
Synchrony Financial	10,168	388
Synovus Financial Corp	3,600	136
T Rowe Price Group Inc	5,371	578
TFS Financial Corp	1,417	21
Toast Inc, Cl A *	8,600	157
TPG Inc, Cl A	1,700	73
Tradeweb Markets Inc, Cl A	2,800	254
Travelers Cos Inc/The	5,570	1,061
Truist Financial Corp	31,927	1,179
Unum Group	4,775	216
US Bancorp	37,680	1,631
UWM Holdings Corp	2,800	20
Virtu Financial Inc, Cl A	2,400	49
Visa Inc, Cl A	38,619	10,054
Voya Financial Inc	2,400	175
W R Berkley Corp	4,950	350
Webster Financial Corp	4,268	217
Wells Fargo & Co	88,515	4,357
Western Alliance Bancorp	2,600	171
Western Union Co/The	9,000	107
WEX Inc *	995	194
White Mountains Insurance Group Ltd	60	90
Willis Towers Watson PLC	2,504	604
Wintrust Financial Corp	1,500	139
XP Inc, Cl A	8,100	211
Zions Bancorp NA	3,500	154

		144,164
Health Care — 12.1%
10X Genomics Inc, Cl A *	2,198	123
Abbott Laboratories	41,733	4,594
AbbVie Inc	42,585	6,599
Acadia Healthcare Co Inc, Cl A *	2,200	171
Agilent Technologies Inc	7,154	995
agilon health Inc *	7,170	90
Align Technology Inc *	1,851	507
Alnylam Pharmaceuticals Inc *	2,927	560
Amedisys Inc *	800	76
Amgen Inc, Cl A	12,845	3,700
Apellis Pharmaceuticals Inc *	2,400	144
Avantor Inc *	16,320	373
Azenta Inc *	1,500	98
Baxter International Inc	12,165	470
Becton Dickinson & Co	7,009	1,709
Biogen Inc *	3,459	895
BioMarin Pharmaceutical Inc *	4,567	440
Bio-Rad Laboratories Inc, Cl A *	456	147
Bio-Techne Corp	3,796	293
Boston Scientific Corp *	35,338	2,043
Bristol-Myers Squibb Co	49,236	2,526
Bruker Corp	2,600	191
Cardinal Health Inc	6,200	625

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Catalent Inc *	4,423	$199
Cencora Inc, Cl A	3,895	800
Centene Corp *	12,981	963
Certara Inc *	3,100	55
Charles River Laboratories International Inc *	1,203	284
Chemed Corp	392	229
Cigna Group/The	7,050	2,111
Cooper Cos Inc/The, Cl A	1,168	442
CVS Health Corp	30,908	2,440
Danaher Corp, Cl A	15,834	3,663
DaVita Inc *	1,300	136
DENTSPLY SIRONA Inc	5,000	178
Dexcom Inc *	9,272	1,151
Doximity Inc, Cl A *	2,900	81
Edwards Lifesciences Corp, Cl A *	14,447	1,102
Elanco Animal Health Inc *	11,877	177
Elevance Health Inc	5,732	2,703
Eli Lilly & Co	20,470	11,932
Encompass Health Corp	2,400	160
Enovis Corp *	1,366	77
Envista Holdings Corp *	4,000	96
Exact Sciences Corp *	4,300	318
Exelixis Inc *	7,800	187
Fortrea Holdings Inc *	2,301	80
GE HealthCare Technologies Inc	9,404	727
Gilead Sciences Inc	30,144	2,442
Globus Medical Inc, Cl A *	2,800	149
HCA Healthcare Inc	4,904	1,327
Henry Schein Inc *	3,147	238
Hologic Inc *	5,900	422
Humana Inc	3,004	1,375
ICON PLC *	2,000	566
ICU Medical Inc *	519	52
IDEXX Laboratories Inc *	2,023	1,123
Illumina Inc *	3,828	533
Incyte Corp *	4,443	279
Inspire Medical Systems Inc *	700	142
Insulet Corp *	1,619	351
Integra LifeSciences Holdings Corp *	1,700	74
Intuitive Surgical Inc *	8,383	2,828
Ionis Pharmaceuticals Inc *	3,500	177
IQVIA Holdings Inc *	4,405	1,019
Jazz Pharmaceuticals PLC *	1,480	182
Johnson & Johnson	58,306	9,139
Karuna Therapeutics Inc *	800	253
Laboratory Corp of America Holdings	2,101	478
Maravai LifeSciences Holdings Inc, Cl A *	3,000	20
Masimo Corp *	1,000	117
McKesson Corp	3,242	1,501
Medpace Holdings Inc *	600	184
Medtronic PLC	32,003	2,636

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Merck & Co Inc	61,272	$6,680
Mettler-Toledo International Inc *	566	687
Mirati Therapeutics Inc *	1,100	65
Moderna Inc *	8,081	804
Molina Healthcare Inc *	1,395	504
Natera Inc *	2,500	157
Neurocrine Biosciences Inc *	2,284	301
Novocure Ltd *	2,675	40
Organon & Co	6,270	90
Penumbra Inc *	900	226
Perrigo Co PLC	3,193	103
Pfizer Inc	136,175	3,920
Premier Inc, Cl A	2,800	63
QIAGEN NV *	5,500	239
Quest Diagnostics Inc	2,700	372
QuidelOrtho Corp *	1,300	96
R1 RCM Inc *	4,000	42
Regeneron Pharmaceuticals Inc *	2,513	2,207
Repligen Corp *	1,350	243
ResMed Inc	3,453	594
Revvity Inc	3,041	332
Roivant Sciences Ltd *	8,700	98
Royalty Pharma PLC, Cl A	9,100	256
Sarepta Therapeutics Inc *	2,200	212
Shockwave Medical Inc *	900	172
Sotera Health Co *	2,700	45
STERIS PLC	2,340	514
Stryker Corp	8,598	2,575
Tandem Diabetes Care Inc *	1,662	49
Teladoc Health Inc *	3,810	82
Teleflex Inc	1,139	284
Tenet Healthcare Corp *	2,500	189
Thermo Fisher Scientific Inc	9,347	4,961
Ultragenyx Pharmaceutical Inc *	1,700	81
United Therapeutics Corp *	1,072	236
UnitedHealth Group Inc	22,485	11,838
Universal Health Services Inc, Cl B	1,475	225
Veeva Systems Inc, Cl A *	3,468	668
Vertex Pharmaceuticals Inc *	6,196	2,521
Viatris Inc, Cl W	29,230	317
Waters Corp *	1,399	461
West Pharmaceutical Services Inc	1,828	644
Zimmer Biomet Holdings Inc	5,022	611
Zoetis Inc, Cl A	11,125	2,196

		132,267
Industrials — 9.3%
3M Co	13,252	1,449
A O Smith Corp	3,000	247
Acuity Brands Inc	719	147
Advanced Drainage Systems Inc	1,600	225
AECOM	3,200	296
AGCO Corp	1,500	182

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Air Lease Corp, Cl A	2,500	$105
Alaska Air Group Inc *	3,000	117
Allegion plc	2,150	272
Allison Transmission Holdings Inc	2,200	128
American Airlines Group Inc *	15,672	215
AMETEK Inc	5,583	921
Armstrong World Industries Inc	1,100	108
Automatic Data Processing Inc	9,974	2,324
Avis Budget Group Inc	500	89
Axon Enterprise Inc *	1,643	424
AZEK Co Inc/The, Cl A *	3,000	115
Boeing Co/The *	13,438	3,503
Booz Allen Hamilton Holding Corp, Cl A	3,140	402
Broadridge Financial Solutions Inc	2,825	581
Builders FirstSource Inc *	3,100	518
BWX Technologies Inc, Cl W	2,200	169
CACI International Inc, Cl A *	492	159
Carlisle Cos Inc	1,224	382
Carrier Global Corp	20,052	1,152
Caterpillar Inc, Cl A	12,467	3,686
Ceridian HCM Holding Inc *	3,555	239
CH Robinson Worldwide Inc	2,755	238
ChargePoint Holdings Inc *(A)	6,800	16
Cintas Corp	2,101	1,266
Clarivate PLC *	11,200	104
Clean Harbors Inc *	1,200	209
CNH Industrial NV	23,400	285
Concentrix Corp	1,100	108
Copart Inc *	20,656	1,012
Core & Main Inc, Cl B *	3,100	125
Crane Co	1,200	142
CSX Corp	48,300	1,675
Cummins Inc	3,444	825
Curtiss-Wright Corp	900	201
Deere & Co	6,462	2,584
Delta Air Lines Inc, Cl A	15,421	620
Donaldson Co Inc, Cl A	3,000	196
Dover Corp	3,351	515
Driven Brands Holdings Inc *	1,500	21
Dun & Bradstreet Holdings Inc	6,900	81
Eaton Corp PLC	9,611	2,315
EMCOR Group Inc	1,100	237
Emerson Electric Co	13,746	1,338
Equifax Inc	2,879	712
Esab Corp	1,366	118
Expeditors International of Washington Inc	3,700	471
Fastenal Co, Cl A	13,687	887
FedEx Corp	5,560	1,407
Ferguson PLC	5,000	965
Flowserve Corp	3,200	132
Fortive Corp	8,459	623
Fortune Brands Innovations Inc	3,061	233

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FTI Consulting Inc *	752	$150
Gates Industrial Corp PLC *	2,600	35
Generac Holdings Inc *	1,500	194
General Dynamics Corp	5,855	1,520
General Electric Co	26,114	3,333
Genpact Ltd	4,400	153
Graco Inc	4,000	347
GXO Logistics Inc *	2,833	173
Hayward Holdings Inc *	3,300	45
HEICO Corp	1,050	188
HEICO Corp, Cl A	1,900	271
Hertz Global Holdings Inc *	3,500	36
Hexcel Corp, Cl A	2,000	148
Honeywell International Inc	16,051	3,366
Howmet Aerospace Inc	9,100	492
Hubbell Inc, Cl B	1,305	429
Huntington Ingalls Industries Inc, Cl A	927	241
IDEX Corp	1,803	391
Illinois Tool Works Inc	7,289	1,909
Ingersoll Rand Inc	9,749	754
ITT Inc	1,948	232
Jacobs Solutions Inc	2,995	389
JB Hunt Transport Services Inc	2,010	401
Johnson Controls International PLC	16,526	953
KBR Inc	3,200	177
Kirby Corp *	1,500	118
Knight-Swift Transportation Holdings Inc, Cl A	3,727	215
L3Harris Technologies Inc	4,597	968
Landstar System Inc	892	173
Leidos Holdings Inc	3,300	357
Lennox International Inc	778	348
Lincoln Electric Holdings Inc	1,342	292
Lockheed Martin Corp	5,388	2,442
Lyft Inc, Cl A *	8,300	124
ManpowerGroup Inc	1,288	102
Masco Corp	5,500	368
MasTec Inc *	1,500	114
MDU Resources Group Inc	4,900	97
Mercury Systems Inc *	1,300	48
Middleby Corp/The *	1,239	182
MSA Safety Inc	858	145
MSC Industrial Direct Co Inc, Cl A	1,079	109
Nordson Corp	1,343	355
Norfolk Southern Corp	5,515	1,304
Northrop Grumman Corp	3,431	1,606
nVent Electric PLC	4,000	236
Old Dominion Freight Line Inc, Cl A	2,411	977
Oshkosh Corp	1,600	173
Otis Worldwide Corp	9,926	888
Owens Corning	2,160	320
PACCAR Inc	12,382	1,209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Parker-Hannifin Corp, Cl A	3,056	$1,408
Paychex Inc	7,790	928
Paycom Software Inc	1,266	262
Paycor HCM Inc *	1,400	30
Paylocity Holding Corp *	1,035	171
Pentair PLC	4,000	291
Plug Power Inc *(A)	13,800	62
Quanta Services Inc	3,500	755
RB Global Inc	4,390	294
RBC Bearings Inc *	700	199
Regal Rexnord Corp	1,600	237
Republic Services Inc	4,946	816
Robert Half Inc	2,600	229
Rockwell Automation Inc	2,749	854
Rollins Inc	6,200	271
RTX Corp	35,197	2,961
Ryder System Inc	1,100	127
Saia Inc *	600	263
Schneider National Inc, Cl B	1,500	38
Science Applications International Corp	1,300	162
Sensata Technologies Holding PLC	3,700	139
SiteOne Landscape Supply Inc *	1,052	171
Snap-on Inc	1,279	369
Southwest Airlines Co, Cl A	14,344	414
Spirit AeroSystems Holdings Inc, Cl A *	2,700	86
SS&C Technologies Holdings Inc	5,300	324
Stanley Black & Decker Inc	3,657	359
Stericycle Inc, Cl A *	2,200	109
Sunrun Inc *	5,409	106
Tetra Tech Inc	1,300	217
Textron Inc	4,838	389
Timken Co/The	1,500	120
Toro Co/The	2,500	240
Trane Technologies PLC	5,520	1,346
TransDigm Group Inc	1,275	1,290
TransUnion	4,600	316
Trex Co Inc *	2,600	215
Uber Technologies Inc *	47,629	2,933
U-Haul Holding Co *	237	17
U-Haul Holding Co, Cl B	2,333	164
Union Pacific Corp	14,736	3,619
United Airlines Holdings Inc *	7,873	325
United Parcel Service Inc, Cl B	17,420	2,739
United Rentals Inc	1,643	942
Valmont Industries Inc	459	107
Veralto Corp	5,311	437
Verisk Analytics Inc, Cl A	3,449	824
Vertiv Holdings Co, Cl A	8,300	399
Vestis Corp	2,945	62
Waste Management Inc	9,750	1,746
Watsco Inc	776	333
WESCO International Inc	1,100	191

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Westinghouse Air Brake Technologies Corp	4,266	$541
WillScot Mobile Mini Holdings Corp, Cl A *	4,800	214
Woodward Inc	1,442	196
WW Grainger Inc	1,111	921
XPO Inc *	2,733	239
Xylem Inc/NY	5,738	656

		101,586
Information Technology — 27.1%
Accenture PLC, Cl A	15,279	5,362
Adobe Inc *	11,053	6,594
Advanced Micro Devices Inc *	38,623	5,693
Akamai Technologies Inc *	3,700	438
Allegro MicroSystems Inc *	1,800	54
Alteryx Inc, Cl A *	1,436	68
Amdocs Ltd	2,900	255
Amphenol Corp, Cl A	14,032	1,391
Analog Devices Inc	12,137	2,410
ANSYS Inc *	2,075	753
Apple Inc	356,777	68,690
Applied Materials Inc	20,397	3,306
AppLovin Corp, Cl A *	5,100	203
Arista Networks Inc *	6,052	1,425
Arrow Electronics Inc, Cl A *	1,431	175
Aspen Technology Inc *	631	139
Atlassian Corp, Cl A *	3,743	890
Autodesk Inc, Cl A *	5,182	1,262
Avnet Inc	2,300	116
Bentley Systems Inc, Cl B	4,600	240
BILL Holdings Inc *	2,541	207
Broadcom Inc	10,440	11,654
Cadence Design Systems Inc *	6,502	1,771
CCC Intelligent Solutions Holdings Inc *	4,500	51
CDW Corp/DE	3,245	738
Ciena Corp *	3,700	167
Cirrus Logic Inc *	1,400	116
Cisco Systems Inc	98,881	4,995
Cloudflare Inc, Cl A *	7,000	583
Cognex Corp	4,100	171
Cognizant Technology Solutions Corp, Cl A	12,261	926
Coherent Corp *	2,885	126
Confluent Inc, Cl A *	4,500	105
Corning Inc, Cl B	18,314	558
Crane NXT Co	1,100	63
Crowdstrike Holdings Inc, Cl A *	5,041	1,287
Datadog Inc, Cl A *	6,600	801
DocuSign Inc, Cl A *	4,920	293
Dolby Laboratories Inc, Cl A	1,453	125
DoubleVerify Holdings Inc *	3,300	121
Dropbox Inc, Cl A *	6,300	186
DXC Technology Co *	5,081	116
Dynatrace Inc *	5,800	317
Elastic NV *	1,900	214

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Enphase Energy Inc *	3,240	$428
Entegris Inc	3,600	431
EPAM Systems Inc *	1,292	384
F5 Inc, Cl A *	1,481	265
Fair Isaac Corp *	589	686
First Solar Inc *	2,600	448
Five9 Inc *	1,700	134
Fortinet Inc *	15,935	933
Gartner Inc *	1,825	823
Gen Digital Inc	13,401	306
Gitlab Inc, Cl A *	2,200	139
GLOBALFOUNDRIES Inc *	1,900	115
Globant SA *	953	227
GoDaddy Inc, Cl A *	3,725	395
Guidewire Software Inc, Cl Z *	1,982	216
HashiCorp Inc, Cl A *	2,400	57
Hewlett Packard Enterprise Co	31,007	527
HP Inc	20,801	626
HubSpot Inc *	1,071	622
Informatica Inc, Cl A *	900	26
Intel Corp	102,076	5,129
International Business Machines Corp	21,937	3,588
Intuit Inc	6,649	4,156
IPG Photonics Corp *	772	84
Jabil Inc	3,100	395
Juniper Networks Inc	7,600	224
Keysight Technologies Inc *	4,232	673
KLA Corp	3,295	1,915
Kyndryl Holdings Inc *	5,177	108
Lam Research Corp	3,161	2,476
Lattice Semiconductor Corp *	3,300	228
Littelfuse Inc	600	161
Lumentum Holdings Inc *	1,600	84
Manhattan Associates Inc *	1,505	324
Marvell Technology Inc	20,559	1,240
Microchip Technology Inc	12,950	1,168
Micron Technology Inc	26,373	2,251
Microsoft Corp	180,075	67,715
MKS Instruments Inc	1,600	165
MongoDB Inc, Cl A *	1,564	639
Monolithic Power Systems Inc	1,084	684
Motorola Solutions Inc	3,964	1,241
nCino inc *	1,600	54
NCR Voyix Corp *	3,023	51
NetApp Inc	5,100	450
Nutanix Inc, Cl A *	5,559	265
NVIDIA Corp	57,523	28,487
Okta Inc, Cl A *	3,616	327
ON Semiconductor Corp *	10,357	865
Oracle Corp, Cl B	37,293	3,932
Palantir Technologies Inc, Cl A *	45,420	780
Palo Alto Networks Inc *	7,223	2,130

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pegasystems Inc	1,100	$54
Procore Technologies Inc *	1,900	132
PTC Inc *	2,765	484
Pure Storage Inc, Cl A *	6,800	242
Qorvo Inc *	2,324	262
QUALCOMM Inc	26,857	3,884
RingCentral Inc, Cl A *	2,155	73
Roper Technologies Inc	2,517	1,372
Salesforce Inc *	22,804	6,001
SentinelOne Inc, Cl A *	5,500	151
ServiceNow Inc *	4,936	3,487
Skyworks Solutions Inc	3,826	430
Smartsheet Inc, Cl A *	3,000	143
Snowflake Inc, Cl A *	7,500	1,493
Splunk Inc *	3,682	561
Synopsys Inc *	3,667	1,888
TD SYNNEX Corp	1,100	118
Teledyne Technologies Inc *	1,094	488
Teradata Corp *	2,397	104
Teradyne Inc	3,754	407
Texas Instruments Inc	21,857	3,726
Trimble Inc *	5,900	314
Twilio Inc, Cl A *	4,158	315
Tyler Technologies Inc *	960	401
Ubiquiti Inc	69	10
UiPath Inc, Cl A *	9,300	231
Unity Software Inc *	7,053	288
Universal Display Corp	1,142	218
VeriSign Inc *	2,148	442
Viasat Inc *	2,900	81
Vontier Corp	3,763	130
Western Digital Corp *	7,692	403
Wolfspeed Inc *	2,930	127
Workday Inc, Cl A *	4,854	1,340
Zebra Technologies Corp, Cl A *	1,184	324
Zoom Video Communications Inc, Cl A *	6,000	431
Zscaler Inc *	2,064	457

		295,944
Materials — 2.6%
Air Products and Chemicals Inc	5,385	1,474
Albemarle Corp	2,820	407
Alcoa Corp	4,400	150
Amcor PLC	36,200	349
AptarGroup Inc	1,600	198
Ardagh Metal Packaging SA	5,550	21
Ashland Inc	1,100	93
Avery Dennison Corp	1,966	397
Axalta Coating Systems Ltd *	5,400	183
Ball Corp	7,435	428
Berry Global Group Inc	2,877	194
Celanese Corp, Cl A	2,338	363
CF Industries Holdings Inc	4,737	377

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chemours Co/The	3,600	$114
Cleveland-Cliffs Inc *	12,100	247
Corteva Inc	17,334	831
Crown Holdings Inc	2,600	239
Dow Inc	17,175	942
DuPont de Nemours Inc	11,038	849
Eagle Materials Inc	859	174
Eastman Chemical Co	2,832	254
Ecolab Inc	5,988	1,188
Element Solutions Inc	5,500	127
FMC Corp	3,010	190
Freeport-McMoRan Inc, Cl B	34,402	1,464
Ginkgo Bioworks Holdings Inc *	40,200	68
Graphic Packaging Holding Co	7,500	185
Huntsman Corp	4,005	101
International Flavors & Fragrances Inc	6,169	500
International Paper Co	8,491	307
Linde PLC	11,800	4,846
Louisiana-Pacific Corp	1,600	113
LyondellBasell Industries NV, Cl A	6,261	595
Martin Marietta Materials Inc, Cl A	1,516	756
Mosaic Co/The	8,100	289
MP Materials Corp *	2,400	48
NewMarket Corp	182	99
Newmont Corp	27,755	1,149
Nucor Corp	6,041	1,051
Olin Corp	3,200	173
Packaging Corp of America	2,164	353
PPG Industries Inc	5,688	851
Reliance Steel & Aluminum Co	1,429	400
Royal Gold Inc, Cl A	1,547	187
RPM International Inc	3,100	346
Scotts Miracle-Gro Co/The, Cl A	1,077	69
Sealed Air Corp	3,600	131
Sherwin-Williams Co/The, Cl A	5,742	1,791
Silgan Holdings Inc	2,030	92
Sonoco Products Co	2,400	134
Southern Copper Corp	2,100	181
SSR Mining Inc	5,300	57
Steel Dynamics Inc	3,849	455
United States Steel Corp	5,300	258
Vulcan Materials Co	3,139	713
Westlake Corp	732	102
Westrock Co	6,100	253

		27,906
Real Estate — 2.8%
Agree Realty Corp ‡	2,300	145
Alexandria Real Estate Equities Inc ‡	4,148	526
American Homes 4 Rent, Cl A ‡	8,000	288
American Tower Corp, Cl A ‡	11,184	2,414
Americold Realty Trust Inc ‡	6,700	203
Apartment Income REIT Corp ‡	3,665	127

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AvalonBay Communities Inc ‡	3,359	$629
Boston Properties Inc ‡	3,762	264
Brixmor Property Group Inc ‡	7,400	172
Camden Property Trust ‡	2,469	245
CBRE Group Inc, Cl A *	7,500	698
CoStar Group Inc *	9,700	848
Cousins Properties Inc ‡	3,600	88
Crown Castle Inc ‡	10,436	1,202
CubeSmart ‡	5,400	250
Digital Realty Trust Inc, Cl A ‡	7,173	965
EastGroup Properties Inc ‡	1,000	184
EPR Properties, Cl A ‡	1,900	92
Equinix Inc ‡	2,272	1,830
Equity LifeStyle Properties Inc ‡	4,300	303
Equity Residential ‡	9,083	555
Essex Property Trust Inc ‡	1,517	376
Extra Space Storage Inc ‡	5,065	812
Federal Realty Investment Trust ‡	1,946	201
First Industrial Realty Trust Inc ‡	3,300	174
Gaming and Leisure Properties Inc ‡	6,110	301
Healthcare Realty Trust Inc, Cl A ‡	9,200	158
Healthpeak Properties Inc ‡	13,370	265
Highwoods Properties Inc ‡	2,778	64
Host Hotels & Resorts Inc ‡	17,102	333
Howard Hughes Holdings Inc *	863	74
Invitation Homes Inc ‡	14,700	501
Iron Mountain Inc ‡	7,000	490
Jones Lang LaSalle Inc *	1,103	208
Kilroy Realty Corp ‡	2,800	112
Kimco Realty Corp ‡	14,605	311
Lamar Advertising Co, Cl A ‡	2,100	223
Medical Properties Trust Inc ‡	13,835	68
Mid-America Apartment Communities Inc ‡	2,800	376
National Storage Affiliates Trust ‡	2,000	83
NET Lease Office Properties ‡	352	6
NNN REIT Inc ‡	4,400	190
Omega Healthcare Investors Inc ‡	5,645	173
Park Hotels & Resorts Inc ‡	5,100	78
Prologis Inc ‡	22,212	2,961
Public Storage ‡	3,756	1,146
Rayonier Inc ‡	3,500	117
Realty Income Corp ‡	17,539	1,007
Regency Centers Corp ‡	4,300	288
Rexford Industrial Realty Inc ‡	4,900	275
SBA Communications Corp, Cl A ‡	2,537	644
Simon Property Group Inc ‡	7,835	1,118
Spirit Realty Capital Inc ‡	3,378	148
STAG Industrial Inc ‡	4,400	173
Sun Communities Inc ‡	2,983	399
UDR Inc ‡	8,000	306
Ventas Inc ‡	9,590	478
VICI Properties Inc, Cl A ‡	24,094	768

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vornado Realty Trust ‡	4,200	$119
Welltower Inc ‡	13,000	1,172
Weyerhaeuser Co ‡	17,597	612
WP Carey Inc ‡	5,090	330
Zillow Group Inc, Cl A *	1,400	79
Zillow Group Inc, Cl C *	3,700	214

		29,959
Utilities — 2.1%
AES Corp/The	16,300	314
Alliant Energy Corp	6,121	314
Ameren Corp	6,325	458
American Electric Power Co Inc	12,429	1,009
American Water Works Co Inc	4,665	616
Atmos Energy Corp	3,466	402
Avangrid Inc	1,600	52
Brookfield Renewable Corp, Cl A	3,400	98
CenterPoint Energy Inc	15,155	433
Clearway Energy Inc, Cl A	900	23
Clearway Energy Inc, Cl C	2,100	58
CMS Energy Corp	7,110	413
Consolidated Edison Inc	8,379	762
Constellation Energy Corp	7,913	925
Dominion Energy Inc	20,102	945
DTE Energy Co	5,013	553
Duke Energy Corp	18,612	1,806
Edison International	9,049	647
Entergy Corp	5,089	515
Essential Utilities Inc	5,800	217
Evergy Inc	5,417	283
Exelon Corp	23,939	859
FirstEnergy Corp	13,100	480
Hawaiian Electric Industries Inc	2,800	40
IDACORP Inc, Cl A	1,200	118
National Fuel Gas Co	2,100	105
NextEra Energy Inc	48,755	2,961
NiSource Inc	10,100	268
NRG Energy Inc	5,600	289
OGE Energy Corp	4,900	171
PG&E Corp	48,006	866
Pinnacle West Capital Corp	2,800	201
PPL Corp	17,703	480
Public Service Enterprise Group Inc	12,004	734
Sempra	15,262	1,140
Southern Co/The	26,262	1,841
UGI Corp	5,030	124
Vistra Corp	8,969	345
WEC Energy Group Inc	7,584	638

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	13,290	$823

		23,326
Total Common Stock
(Cost $639,095) ($ Thousands)		1,062,261

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.410% **†(B)	398,932	397

Total Affiliated Partnership
(Cost $399) ($ Thousands)		397

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	25,758,480	$25,758

Total Cash Equivalent
(Cost $25,758) ($ Thousands)		25,758

Total Investments in Securities — 99.8%
(Cost $665,252) ($ Thousands)		$1,088,416

A list of the open futures contracts held by the Fund at December 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	92	Mar-2024	$21,636	$22,172	$536
S&P Mid Cap 400 Index E-MINI	20	Mar-2024	5,461	5,619	158
			$27,097	$27,791	$694

Percentages are based on Net Assets of $1,090,794 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $397 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Investments Co	$151	$—	$—	$—	$8	$159	$1	$—
SEI Liquidity Fund, LP	567	359	(529)	—	—	397	5	—
SEI Daily Income Trust, Government Fund, Institutional Class	32,499	30,983	(37,724)	—	—	25,758	322	—
Totals	$33,217	$31,342	$(38,253)	$–	$8	$26,314	$328	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 6.5%
Alphabet Inc, Cl A *	524,280	$73,237
Alphabet Inc, Cl C *	456,960	64,399
AT&T Inc	345,769	5,802
BCE Inc	176,418	6,947
Charter Communications Inc, Cl A *	12,696	4,935
Comcast Corp, Cl A	240,091	10,528
Electronic Arts Inc	44,812	6,131
Meta Platforms Inc, Cl A *	123,988	43,887
Nexstar Media Group Inc, Cl A	14,442	2,264
Omnicom Group Inc	82,862	7,168
Paramount Global, Cl B	332,518	4,918
Sirius XM Holdings Inc (A)	752,237	4,115
TEGNA Inc	66,265	1,014
Verizon Communications Inc	97,068	3,659
Walt Disney Co/The	269,576	24,340
Warner Bros Discovery Inc *	14,202	162

		263,506
Consumer Discretionary — 10.3%
Amazon.com Inc, Cl A *	368,960	56,060
AutoZone Inc *	16,513	42,696
Best Buy Co Inc	85,787	6,715
Booking Holdings Inc *	2,537	8,999
BorgWarner Inc	89,239	3,199
Brinker International Inc *	141,821	6,124
Darden Restaurants Inc	3,127	514
Dick's Sporting Goods Inc	94,331	13,862
Domino's Pizza Inc	16,892	6,963
DR Horton Inc	16,198	2,462
eBay Inc	127,055	5,542
Foot Locker Inc, Cl A	164,494	5,124
Genuine Parts Co	79,642	11,030
Goodyear Tire & Rubber Co/The *	406,438	5,820
Grand Canyon Education Inc *	9,300	1,228
Harley-Davidson Inc, Cl A	88,020	3,243
Home Depot Inc/The	28,380	9,835
Lear Corp	45,049	6,361
Lowe's Cos Inc	320,236	71,269
Magna International Inc, Cl A	19,822	1,171
NIKE Inc, Cl B	357,743	38,840
O'Reilly Automotive Inc *	1,906	1,811
Phinia Inc	17,847	541
PulteGroup Inc	251,522	25,962
PVH Corp	35,794	4,371
Ross Stores Inc	102,513	14,187
Royal Caribbean Cruises Ltd *	56,343	7,296
Starbucks Corp	68,046	6,533
TJX Cos Inc/The	374,562	35,138
TopBuild Corp *	19,077	7,140
Whirlpool Corp	59,551	7,252

		417,288

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 6.7%
Altria Group Inc	246,529	$9,945
Archer-Daniels-Midland Co	50,878	3,674
Coca-Cola Co/The	123,765	7,294
Conagra Brands Inc	261,734	7,501
Constellation Brands Inc, Cl A	10,975	2,653
Costco Wholesale Corp	10,828	7,147
Diageo PLC ADR	22,284	3,246
Dollar General Corp	192,477	26,167
Estee Lauder Cos Inc/The, Cl A	35,000	5,119
Hershey Co/The	26,426	4,927
Ingredion Inc	26,094	2,832
Kenvue Inc	50,814	1,094
Kimberly-Clark Corp	41,873	5,088
Kraft Heinz Co/The	115,076	4,256
Kroger Co/The	798,798	36,513
Lamb Weston Holdings Inc	16,377	1,770
Molson Coors Beverage Co, Cl B	246,452	15,085
Mondelez International Inc, Cl A	24,475	1,773
Monster Beverage Corp *	27,454	1,582
PepsiCo Inc	208,587	35,426
Philip Morris International Inc	284,061	26,725
Procter & Gamble Co/The	233,806	34,262
Target Corp, Cl A	53,833	7,667
Tyson Foods Inc, Cl A	253,116	13,605
Walmart Inc	42,652	6,724

		272,075
Energy — 4.1%
Canadian Natural Resources Ltd	281,401	18,437
Chevron Corp	212,408	31,683
ConocoPhillips	204,582	23,746
Devon Energy Corp	357,504	16,195
Exxon Mobil Corp	129,439	12,941
HF Sinclair Corp	40,846	2,270
Marathon Petroleum Corp	152,241	22,586
Phillips 66	109,951	14,639
Valero Energy Corp	173,346	22,535

		165,032
Financials — 16.1%
Aflac Inc	136,144	11,232
Allstate Corp/The	49,660	6,951
American Financial Group Inc/OH	11,100	1,320
Ameriprise Financial Inc	82,444	31,315
Assurant Inc	33,412	5,630
Assured Guaranty Ltd	31,872	2,385
Bank of America Corp	1,369,018	46,095
Berkshire Hathaway Inc, Cl B *	93,247	33,257
Capital One Financial Corp	43,778	5,740
Citigroup Inc	214,557	11,037
CME Group Inc, Cl A	77,815	16,388
Discover Financial Services	126,480	14,216

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Everest Group Ltd	38,172	$13,497
FactSet Research Systems Inc	7,277	3,471
Fifth Third Bancorp	492,899	17,000
Goldman Sachs Group Inc/The	21,644	8,350
Hartford Financial Services Group Inc/The	66,936	5,380
Intercontinental Exchange Inc	53,724	6,900
JPMorgan Chase & Co	421,864	71,759
KKR & Co Inc	76,949	6,375
Marsh & McLennan Cos Inc	138,328	26,209
Mastercard Inc, Cl A	120,579	51,428
Moody's Corp	164,081	64,083
Morgan Stanley	311,935	29,088
MSCI Inc, Cl A	64,006	36,205
Navient Corp	263,511	4,907
PNC Financial Services Group Inc/The	36,433	5,642
Popular Inc	93,782	7,697
Progressive Corp/The	12,407	1,976
Prudential Financial Inc	17,700	1,836
Regions Financial Corp	507,300	9,831
S&P Global Inc	15,849	6,982
Travelers Cos Inc/The	118,288	22,533
Truist Financial Corp	28,769	1,062
Visa Inc, Cl A	192,032	49,995
Voya Financial Inc	152,795	11,148
Wells Fargo & Co	92,870	4,571

		653,491
Health Care — 13.9%
Abbott Laboratories	84,496	9,300
AbbVie Inc	92,048	14,265
Amgen Inc, Cl A	136,091	39,197
AstraZeneca PLC ADR	99,185	6,680
Becton Dickinson & Co	113,758	27,738
Biogen Inc *	23,794	6,157
Bristol-Myers Squibb Co	100,000	5,131
Cardinal Health Inc	36,074	3,636
Cencora Inc, Cl A	137,635	28,267
Centene Corp *	19,739	1,465
Cigna Group/The	27,340	8,187
CVS Health Corp	205,055	16,191
Edwards Lifesciences Corp, Cl A *	61,914	4,721
Elevance Health Inc	10,844	5,114
Eli Lilly & Co	17,885	10,425
Gilead Sciences Inc	120,443	9,757
HCA Healthcare Inc	109,165	29,549
Humana Inc	11,818	5,410
IDEXX Laboratories Inc *	13,040	7,238
Intuitive Surgical Inc *	21,300	7,186
Johnson & Johnson	532,816	83,514
McKesson Corp	12,923	5,983
Medtronic PLC	35,661	2,938
Merck & Co Inc	563,613	61,445
Mettler-Toledo International Inc *	28,371	34,413

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novartis AG ADR	32,225	$3,254
Novo Nordisk A/S ADR	63,725	6,592
Organon & Co	131,027	1,889
Perrigo Co PLC	84,983	2,735
Pfizer Inc	706,138	20,330
Sandoz Group ADR *	6,445	206
United Therapeutics Corp *	22,931	5,042
UnitedHealth Group Inc	146,867	77,321
Veeva Systems Inc, Cl A *	4,706	906
Vertex Pharmaceuticals Inc *	2,576	1,048
Viatris Inc, Cl W	270,899	2,934
Zoetis Inc, Cl A	33,352	6,583

		562,747
Industrials — 10.8%
AerCap Holdings NV *	20,386	1,515
AGCO Corp	52,600	6,386
Alaska Air Group Inc *	21,775	851
Carlisle Cos Inc	6,137	1,917
Carrier Global Corp	357,041	20,512
Caterpillar Inc, Cl A	25,261	7,469
Chart Industries Inc *	29,522	4,025
Cummins Inc	8,214	1,968
Deere & Co	14,637	5,853
Delta Air Lines Inc, Cl A	128,832	5,183
Eaton Corp PLC	27,035	6,511
Expeditors International of Washington Inc	24,490	3,115
FedEx Corp	20,626	5,218
Fortive Corp	67,655	4,981
Graco Inc	542,313	47,051
GXO Logistics Inc *	576,624	35,266
Honeywell International Inc	44,277	9,285
Huntington Ingalls Industries Inc, Cl A	41,706	10,829
Illinois Tool Works Inc	47,481	12,437
Johnson Controls International PLC	490,100	28,249
L3Harris Technologies Inc	25,220	5,312
Lockheed Martin Corp	15,688	7,110
ManpowerGroup Inc	162,122	12,884
Middleby Corp/The *	100,000	14,717
Northrop Grumman Corp	12,855	6,018
Oshkosh Corp	61,954	6,716
PACCAR Inc	64,500	6,298
Robert Half Inc	51,320	4,512
Rollins Inc	48,391	2,113
RTX Corp	247,761	20,847
Siemens AG ADR	170,436	15,943
Southwest Airlines Co, Cl A	86,460	2,497
SPX Technologies Inc *	70,843	7,156
Textron Inc	190,528	15,322
Timken Co/The	112,333	9,004
TransDigm Group Inc	27,487	27,806
United Airlines Holdings Inc *	21,156	873
Waste Management Inc	18,232	3,265

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger Inc	62,391	$51,703

		438,717
Information Technology — 23.4%
Adobe Inc *	132,564	79,088
Amphenol Corp, Cl A	104,624	10,371
Analog Devices Inc	126,337	25,085
Apple Inc	800,024	154,029
Applied Materials Inc	148,944	24,139
Arista Networks Inc *	90,886	21,405
ASML Holding NV, Cl G	1,198	907
Broadcom Inc	27,392	30,576
Cadence Design Systems Inc *	10,238	2,789
Cisco Systems Inc	488,328	24,670
Cognizant Technology Solutions Corp, Cl A	8,912	673
Corning Inc, Cl B	177,573	5,407
Dropbox Inc, Cl A *	116,763	3,442
Fair Isaac Corp *	6,327	7,365
Hewlett Packard Enterprise Co	307,307	5,218
HP Inc	477,135	14,357
Intel Corp	334,938	16,831
International Business Machines Corp	6,932	1,134
Intuit Inc	96,888	60,558
Juniper Networks Inc	7,046	208
Keysight Technologies Inc *	96,705	15,385
Lam Research Corp	9,133	7,153
Marvell Technology Inc	74,923	4,519
Microchip Technology Inc	497,652	44,878
Micron Technology Inc	156,515	13,357
Microsoft Corp	486,353	182,888
Motorola Solutions Inc	21,424	6,708
NetApp Inc	45,929	4,049
NVIDIA Corp	9,300	4,606
Oracle Corp, Cl B	453,993	47,864
QUALCOMM Inc	67,431	9,753
Roper Technologies Inc	56,426	30,762
Salesforce Inc *	55,295	14,550
SAP SE ADR	178,714	27,627
Seagate Technology Holdings PLC	84,174	7,186
ServiceNow Inc *	10,095	7,132
Texas Instruments Inc	44,297	7,551
VeriSign Inc *	91,384	18,821
Vishay Intertechnology Inc	210,025	5,034
Western Digital Corp *	33,750	1,767

		949,842
Materials — 4.8%
Cabot Corp	81,410	6,798
Celanese Corp, Cl A	28,298	4,397
Corteva Inc	64,004	3,067
Dow Inc	162,912	8,934
DuPont de Nemours Inc	37,261	2,867
Eastman Chemical Co	135,211	12,145

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ecolab Inc	34,773	$6,897
Huntsman Corp	394,975	9,926
Ingevity Corp *	14,131	667
Linde PLC	123,959	50,911
LyondellBasell Industries NV, Cl A	74,826	7,114
O-I Glass Inc, Cl I *	451,358	7,393
Reliance Steel & Aluminum Co	11,055	3,092
Sherwin-Williams Co/The, Cl A	164,735	51,381
Steel Dynamics Inc	152,103	17,963
Sylvamo Corp	12,276	603
Westrock Co	27,405	1,138

		195,293
Real Estate — 1.4%
American Tower Corp, Cl A ‡	101,757	21,967
Brandywine Realty Trust ‡	24,300	131
CBRE Group Inc, Cl A *	41,173	3,833
Crown Castle Inc ‡	34,157	3,935
Equinix Inc ‡	1,986	1,599
Invitation Homes Inc ‡	28,203	962
Omega Healthcare Investors Inc ‡	57,622	1,767
Public Storage ‡	4,106	1,252
Sabra Health Care REIT Inc ‡	246,508	3,518
SBA Communications Corp, Cl A ‡	18,373	4,661
Service Properties Trust ‡	619,889	5,294
Welltower Inc ‡	70,223	6,332

		55,251
Utilities — 1.5%
Ameren Corp	64,109	4,638
American Electric Power Co Inc	57,553	4,674
Constellation Energy Corp	54,298	6,347
Duke Energy Corp	82,813	8,036
Edison International	100,625	7,194
Exelon Corp	132,096	4,742
NextEra Energy Inc	132,739	8,062
NRG Energy Inc	264,927	13,697
Vistra Corp	40,284	1,552

		58,942
Total Common Stock
(Cost $1,196,146) ($ Thousands)		4,032,184

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.410% **†(B)	4,281,503	4,297

Total Affiliated Partnership
(Cost $4,282) ($ Thousands)		4,297

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	5,621,952	$5,622

Total Cash Equivalent
(Cost $5,622) ($ Thousands)		5,622

Total Investments in Securities — 99.7%
(Cost $1,206,050) ($ Thousands)		$4,042,103

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	30	Mar-2024	$7,111	$7,230	$119
S&P Mid Cap 400 Index E-MINI	10	Mar-2024	2,757	2,809	52
			$9,868	$10,039	$171

Percentages are based on Net Assets of $4,055,170 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $4,297 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,657	$30,415	$(29,764)	$(4)	$(7)	$4,297	$132	$—
SEI Daily Income Trust, Government Fund, Institutional Class	26,387	183,153	(203,918)	—	—	5,622	289	—
Totals	$30,044	$213,568	$(233,682)	$(4)	$(7)	$9,919	$421	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.4%

Communication Services — 8.4%
Alphabet Inc, Cl A *	137,890	$19,262
Alphabet Inc, Cl C *	116,055	16,356
AT&T Inc	166,517	2,794
Charter Communications Inc, Cl A *	2,332	906
Comcast Corp, Cl A	93,555	4,102
Electronic Arts Inc	5,678	777
Fox Corp, Cl A	5,986	178
Fox Corp, Cl B	3,181	88
Interpublic Group of Cos Inc/The	9,101	297
Live Nation Entertainment Inc *	3,300	309
Match Group Inc *	6,500	237
Meta Platforms Inc, Cl A *	51,737	18,313
Netflix Inc *	10,215	4,973
News Corp, Cl A	8,975	220
News Corp, Cl B	2,700	69
Omnicom Group Inc	4,604	398
Paramount Global, Cl B	11,217	166
Take-Two Interactive Software Inc, Cl A *	3,700	596
T-Mobile US Inc	11,876	1,904
Verizon Communications Inc	97,913	3,691
Walt Disney Co/The	42,624	3,849
Warner Bros Discovery Inc *	52,074	593

		80,078
Consumer Discretionary — 10.7%
Airbnb Inc, Cl A *	10,150	1,382
Amazon.com Inc, Cl A *	211,889	32,194
Aptiv PLC *	6,570	589
AutoZone Inc *	427	1,104
Bath & Body Works Inc	5,427	234
Best Buy Co Inc	4,554	356
Booking Holdings Inc *	813	2,884
BorgWarner Inc	5,553	199
Caesars Entertainment Inc *	5,000	234
CarMax Inc *	3,700	284
Carnival Corp *	23,384	434
Chipotle Mexican Grill Inc, Cl A *	639	1,461
Darden Restaurants Inc	2,818	463
Domino's Pizza Inc	795	328
DR Horton Inc	7,058	1,073
eBay Inc	12,099	528
Etsy Inc *	2,800	227
Expedia Group Inc *	3,155	479
Ford Motor Co	91,470	1,115
Garmin Ltd	3,571	459
General Motors Co	32,047	1,151
Genuine Parts Co	3,296	457
Hasbro Inc	3,096	158
Hilton Worldwide Holdings Inc	6,000	1,093
Home Depot Inc/The	23,308	8,077
Las Vegas Sands Corp	8,600	423

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl A	5,874	$875
LKQ Corp	6,100	292
Lowe's Cos Inc	13,459	2,995
Lululemon Athletica Inc *	2,700	1,380
Marriott International Inc/MD, Cl A	5,750	1,297
McDonald's Corp	16,904	5,012
MGM Resorts International	6,350	284
Mohawk Industries Inc *	1,200	124
NIKE Inc, Cl B	28,550	3,100
Norwegian Cruise Line Holdings Ltd *	10,200	204
NVR Inc *	78	546
O'Reilly Automotive Inc *	1,390	1,321
Pool Corp	922	368
PulteGroup Inc	5,099	526
Ralph Lauren Corp, Cl A	905	131
Ross Stores Inc	7,919	1,096
Royal Caribbean Cruises Ltd *	5,500	712
Starbucks Corp	26,704	2,564
Tapestry Inc	5,519	203
Tesla Inc *	64,338	15,987
TJX Cos Inc/The	26,636	2,499
Tractor Supply Co	2,480	533
Ulta Beauty Inc *	1,147	562
VF Corp	7,665	144
Whirlpool Corp	1,312	160
Wynn Resorts Ltd	2,229	203
Yum! Brands Inc	6,470	845

		101,349
Consumer Staples — 6.1%
Altria Group Inc	41,273	1,665
Archer-Daniels-Midland Co	12,518	904
Brown-Forman Corp, Cl B	4,265	244
Bunge Global	3,400	343
Campbell Soup Co	4,684	203
Church & Dwight Co Inc	5,776	546
Clorox Co/The	2,902	414
Coca-Cola Co/The	90,648	5,342
Colgate-Palmolive Co	19,195	1,530
Conagra Brands Inc	11,165	320
Constellation Brands Inc, Cl A	3,707	896
Costco Wholesale Corp	10,319	6,811
Dollar General Corp	5,081	691
Dollar Tree Inc *	4,854	690
Estee Lauder Cos Inc/The, Cl A	5,350	782
General Mills Inc	13,586	885
Hershey Co/The	3,512	655
Hormel Foods Corp	6,708	215
J M Smucker Co/The	2,353	297
Kellanova	6,167	345
Kenvue Inc	40,060	863
Keurig Dr Pepper Inc	23,400	780
Kimberly-Clark Corp	7,903	960

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kraft Heinz Co/The	18,708	$692
Kroger Co/The	15,336	701
Lamb Weston Holdings Inc	3,400	368
McCormick & Co Inc/MD	5,832	399
Molson Coors Beverage Co, Cl B	4,351	266
Mondelez International Inc, Cl A	31,720	2,297
Monster Beverage Corp *	17,308	997
PepsiCo Inc	32,079	5,448
Philip Morris International Inc	36,127	3,399
Procter & Gamble Co/The	54,972	8,056
Sysco Corp, Cl A	11,720	857
Target Corp, Cl A	10,728	1,528
Tyson Foods Inc, Cl A	6,703	360
Walgreens Boots Alliance Inc	16,757	438
Walmart Inc	33,273	5,245

		57,432
Energy — 3.8%
APA Corp	7,231	259
Baker Hughes Co, Cl A	23,449	801
Chevron Corp	40,929	6,105
ConocoPhillips	27,678	3,213
Coterra Energy Inc	17,713	452
Devon Energy Corp	14,913	676
Diamondback Energy Inc, Cl A	4,151	644
EOG Resources Inc	13,507	1,634
EQT Corp	9,600	371
Exxon Mobil Corp	93,352	9,333
Halliburton Co	20,942	757
Hess Corp	6,475	933
Kinder Morgan Inc	45,382	801
Marathon Oil Corp	13,656	330
Marathon Petroleum Corp	8,838	1,311
Occidental Petroleum Corp	15,462	923
ONEOK Inc	13,509	949
Phillips 66	10,237	1,363
Pioneer Natural Resources Co	5,466	1,229
Schlumberger NV, Cl A	33,100	1,722
Targa Resources Corp	5,200	452
Valero Energy Corp	7,953	1,034
Williams Cos Inc/The	28,269	985

		36,277
Financials — 12.8%
Aflac Inc	12,384	1,022
Allstate Corp/The	6,059	848
American Express Co	13,395	2,509
American International Group Inc	16,335	1,107
Ameriprise Financial Inc	2,381	904
Aon PLC, Cl A	4,651	1,353
Arch Capital Group Ltd *	8,700	646
Arthur J Gallagher & Co	5,049	1,135
Assurant Inc	1,205	203

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank of America Corp	160,409	$5,401
Bank of New York Mellon Corp/The	17,899	932
Berkshire Hathaway Inc, Cl B *	42,390	15,119
BlackRock Inc	3,269	2,654
Blackstone Inc, Cl A	16,500	2,160
Brown & Brown Inc	5,500	391
Capital One Financial Corp	8,849	1,160
Cboe Global Markets Inc	2,400	429
Charles Schwab Corp/The	34,659	2,384
Chubb Ltd	9,501	2,147
Cincinnati Financial Corp	3,683	381
Citigroup Inc	44,598	2,294
Citizens Financial Group Inc	11,100	368
CME Group Inc, Cl A	8,412	1,772
Comerica Inc	3,092	173
Discover Financial Services	5,808	653
Everest Group Ltd	987	349
Eversource Energy	8,135	502
FactSet Research Systems Inc	900	429
Fidelity National Information Services Inc, Cl B	13,865	833
Fifth Third Bancorp	15,911	549
Fiserv Inc, Cl A *	14,005	1,860
FleetCor Technologies Inc *	1,679	474
Franklin Resources Inc	6,738	201
Global Payments Inc	6,083	773
Globe Life Inc	2,039	248
Goldman Sachs Group Inc/The	7,618	2,939
Hartford Financial Services Group Inc/The	6,986	561
Huntington Bancshares Inc/OH	33,814	430
Intercontinental Exchange Inc	13,305	1,709
Invesco Ltd	10,416	186
Jack Henry & Associates Inc	1,700	278
JPMorgan Chase & Co	67,358	11,458
KeyCorp	21,783	314
Loews Corp	4,362	304
M&T Bank Corp	3,834	526
MarketAxess Holdings Inc	856	251
Marsh & McLennan Cos Inc	11,459	2,171
Mastercard Inc, Cl A	19,297	8,230
MetLife Inc	14,489	958
Moody's Corp	3,671	1,434
Morgan Stanley	29,436	2,745
MSCI Inc, Cl A	1,834	1,037
Nasdaq Inc, Cl A	7,977	464
Northern Trust Corp	4,809	406
PayPal Holdings Inc *	25,129	1,543
PNC Financial Services Group Inc/The	9,313	1,442
Principal Financial Group Inc, Cl A	5,157	406
Progressive Corp/The	13,585	2,164
Prudential Financial Inc	8,466	878
Raymond James Financial Inc	4,358	486

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regions Financial Corp	21,863	$424
S&P Global Inc	7,555	3,328
State Street Corp	7,195	557
Synchrony Financial	9,863	377
T Rowe Price Group Inc	5,193	559
Travelers Cos Inc/The	5,356	1,020
Truist Financial Corp	31,006	1,145
US Bancorp	36,238	1,568
Visa Inc, Cl A	37,149	9,672
W R Berkley Corp	4,800	339
Wells Fargo & Co	84,623	4,165
Willis Towers Watson PLC	2,419	583
Zions Bancorp NA	3,486	153

		121,573
Health Care — 12.4%
Abbott Laboratories	40,412	4,448
AbbVie Inc	41,113	6,371
Agilent Technologies Inc	6,815	947
Align Technology Inc *	1,686	462
Amgen Inc, Cl A	12,422	3,578
Baxter International Inc	11,735	454
Becton Dickinson & Co	6,778	1,653
Biogen Inc *	3,406	881
Bio-Rad Laboratories Inc, Cl A *	431	139
Bio-Techne Corp	3,652	282
Boston Scientific Corp *	34,076	1,970
Bristol-Myers Squibb Co	47,403	2,432
Cardinal Health Inc	5,759	580
Catalent Inc *	4,200	189
Cencora Inc, Cl A	3,896	800
Centene Corp *	12,439	923
Charles River Laboratories International Inc *	1,160	274
Cigna Group/The	6,843	2,049
Cooper Cos Inc/The, Cl A	1,104	418
CVS Health Corp	29,876	2,359
Danaher Corp, Cl A	15,312	3,542
DaVita Inc *	1,256	132
DENTSPLY SIRONA Inc	5,009	178
Dexcom Inc *	9,022	1,120
Edwards Lifesciences Corp, Cl A *	14,142	1,078
Elevance Health Inc	5,479	2,584
Eli Lilly & Co	18,539	10,807
GE HealthCare Technologies Inc	9,162	708
Gilead Sciences Inc	29,014	2,350
HCA Healthcare Inc	4,631	1,254
Henry Schein Inc *	3,100	235
Hologic Inc *	5,700	407
Humana Inc	2,881	1,319
IDEXX Laboratories Inc *	1,923	1,067
Illumina Inc *	3,696	515
Incyte Corp *	4,400	276

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Insulet Corp *	1,600	$347
Intuitive Surgical Inc *	8,207	2,769
IQVIA Holdings Inc *	4,296	994
Johnson & Johnson	56,143	8,800
Laboratory Corp of America Holdings	2,010	457
McKesson Corp	3,093	1,432
Medtronic PLC	30,979	2,552
Merck & Co Inc	59,114	6,445
Mettler-Toledo International Inc *	524	636
Moderna Inc *	7,700	766
Molina Healthcare Inc *	1,379	498
Pfizer Inc	131,560	3,788
Quest Diagnostics Inc	2,624	362
Regeneron Pharmaceuticals Inc *	2,494	2,190
ResMed Inc	3,409	586
Revvity Inc	2,898	317
STERIS PLC	2,245	494
Stryker Corp	7,826	2,344
Teleflex Inc	1,129	281
Thermo Fisher Scientific Inc	9,026	4,791
UnitedHealth Group Inc	21,572	11,357
Universal Health Services Inc, Cl B	1,400	213
Vertex Pharmaceuticals Inc *	6,027	2,452
Viatris Inc, Cl W	27,957	303
Waters Corp *	1,372	452
West Pharmaceutical Services Inc	1,722	606
Zimmer Biomet Holdings Inc	4,874	593
Zoetis Inc, Cl A	10,695	2,111

		117,717
Industrials — 8.7%
3M Co	12,871	1,407
A O Smith Corp	2,900	239
Allegion plc	2,070	262
American Airlines Group Inc *	15,309	210
AMETEK Inc	5,400	890
Automatic Data Processing Inc	9,615	2,240
Axon Enterprise Inc *	1,600	413
Boeing Co/The *	13,255	3,455
Broadridge Financial Solutions Inc	2,784	573
Builders FirstSource Inc *	2,900	484
Carrier Global Corp	19,531	1,122
Caterpillar Inc, Cl A	11,893	3,516
Ceridian HCM Holding Inc *	3,600	242
CH Robinson Worldwide Inc	2,705	234
Cintas Corp	2,032	1,225
Copart Inc *	20,200	990
CSX Corp	46,049	1,597
Cummins Inc	3,298	790
Deere & Co	6,261	2,504
Delta Air Lines Inc, Cl A	15,113	608
Dover Corp	3,237	498
Eaton Corp PLC	9,320	2,244

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Emerson Electric Co	13,275	$1,292
Equifax Inc	2,889	714
Expeditors International of Washington Inc	3,377	430
Fastenal Co, Cl A	13,318	863
FedEx Corp	5,411	1,369
Fortive Corp	8,187	603
Generac Holdings Inc *	1,454	188
General Dynamics Corp	5,244	1,362
General Electric Co	25,388	3,240
Honeywell International Inc	15,370	3,223
Howmet Aerospace Inc	9,078	491
Hubbell Inc, Cl B	1,200	395
Huntington Ingalls Industries Inc, Cl A	947	246
IDEX Corp	1,800	391
Illinois Tool Works Inc	6,365	1,667
Ingersoll Rand Inc	9,433	730
Jacobs Solutions Inc	2,962	384
JB Hunt Transport Services Inc	1,851	370
Johnson Controls International PLC	15,772	909
L3Harris Technologies Inc	4,409	929
Leidos Holdings Inc	3,243	351
Lockheed Martin Corp	5,150	2,334
Masco Corp	5,284	354
Nordson Corp	1,250	330
Norfolk Southern Corp	5,286	1,250
Northrop Grumman Corp	3,280	1,536
Old Dominion Freight Line Inc, Cl A	2,044	828
Otis Worldwide Corp	9,550	854
PACCAR Inc	12,200	1,191
Parker-Hannifin Corp, Cl A	2,971	1,369
Paychex Inc	7,469	890
Paycom Software Inc	1,159	240
Pentair PLC	3,866	281
Quanta Services Inc	3,418	738
Republic Services Inc	4,783	789
Robert Half Inc	2,532	223
Rockwell Automation Inc	2,626	815
Rollins Inc	6,500	284
RTX Corp	33,478	2,817
Snap-on Inc	1,207	349
Southwest Airlines Co, Cl A	13,962	403
Stanley Black & Decker Inc	3,608	354
Textron Inc	4,607	370
Trane Technologies PLC	5,270	1,285
TransDigm Group Inc	1,270	1,285
Uber Technologies Inc *	47,950	2,952
Union Pacific Corp	14,191	3,486
United Airlines Holdings Inc *	7,700	318
United Parcel Service Inc, Cl B	16,868	2,652
United Rentals Inc	1,564	897
Veralto Corp	5,070	417
Verisk Analytics Inc, Cl A	3,326	794

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Waste Management Inc	8,584	$1,537
Westinghouse Air Brake Technologies Corp	4,171	529
WW Grainger Inc	1,014	840
Xylem Inc/NY	5,600	640

		82,121
Information Technology — 28.4%
Accenture PLC, Cl A	14,606	5,125
Adobe Inc *	10,597	6,322
Advanced Micro Devices Inc *	37,625	5,546
Akamai Technologies Inc *	3,504	415
Amphenol Corp, Cl A	13,860	1,374
Analog Devices Inc	11,622	2,308
ANSYS Inc *	2,007	728
Apple Inc	340,643	65,584
Applied Materials Inc	19,541	3,167
Arista Networks Inc *	5,870	1,382
Autodesk Inc, Cl A *	4,955	1,206
Broadcom Inc	10,210	11,397
Cadence Design Systems Inc *	6,351	1,730
CDW Corp/DE	3,147	715
Cisco Systems Inc	94,378	4,768
Cognizant Technology Solutions Corp, Cl A	11,705	884
Corning Inc, Cl B	17,908	545
Enphase Energy Inc *	3,200	423
EPAM Systems Inc *	1,300	387
F5 Inc, Cl A *	1,360	243
Fair Isaac Corp *	576	670
First Solar Inc *	2,500	431
Fortinet Inc *	14,840	869
Gartner Inc *	1,806	815
Gen Digital Inc	13,147	300
Hewlett Packard Enterprise Co	30,191	513
HP Inc	20,372	613
Intel Corp	98,237	4,936
International Business Machines Corp	21,268	3,478
Intuit Inc	6,509	4,068
Jabil Inc	3,000	382
Juniper Networks Inc	7,600	224
Keysight Technologies Inc *	4,132	657
KLA Corp	3,177	1,847
Lam Research Corp	3,078	2,411
Microchip Technology Inc	12,613	1,137
Micron Technology Inc	25,469	2,174
Microsoft Corp	173,184	65,124
Monolithic Power Systems Inc	1,100	694
Motorola Solutions Inc	3,882	1,215
NetApp Inc	4,885	431
NVIDIA Corp	57,511	28,481
NXP Semiconductors NV	5,976	1,373
ON Semiconductor Corp *	10,100	844
Oracle Corp, Cl B	37,021	3,903
Palo Alto Networks Inc *	7,159	2,111

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PTC Inc *	2,757	$482
Qorvo Inc *	2,300	259
QUALCOMM Inc	25,932	3,751
Roper Technologies Inc	2,513	1,370
Salesforce Inc *	22,662	5,963
Seagate Technology Holdings PLC	4,500	384
ServiceNow Inc *	4,785	3,381
Skyworks Solutions Inc	3,716	418
Synopsys Inc *	3,521	1,813
TE Connectivity Ltd	7,259	1,020
Teledyne Technologies Inc *	1,118	499
Teradyne Inc	3,615	392
Texas Instruments Inc	21,144	3,604
Trimble Inc *	5,800	309
Tyler Technologies Inc *	970	406
VeriSign Inc *	2,095	432
Western Digital Corp *	7,474	391
Zebra Technologies Corp, Cl A *	1,173	321

		269,145
Materials — 2.4%
Air Products and Chemicals Inc	5,121	1,402
Albemarle Corp	2,757	398
Amcor PLC	34,132	329
Avery Dennison Corp	1,864	377
Ball Corp	7,372	424
Celanese Corp, Cl A	2,352	366
CF Industries Holdings Inc	4,550	362
Corteva Inc	16,473	789
Dow Inc	16,306	894
DuPont de Nemours Inc	9,999	769
Eastman Chemical Co	2,720	244
Ecolab Inc	5,916	1,174
FMC Corp	2,900	183
Freeport-McMoRan Inc, Cl B	33,363	1,420
International Flavors & Fragrances Inc	5,926	480
International Paper Co	8,052	291
Linde PLC	11,296	4,639
LyondellBasell Industries NV, Cl A	5,974	568
Martin Marietta Materials Inc, Cl A	1,419	708
Mosaic Co/The	7,709	276
Newmont Corp	26,825	1,110
Nucor Corp	5,727	997
Packaging Corp of America	2,100	342
PPG Industries Inc	5,505	823
Sherwin-Williams Co/The, Cl A	5,495	1,714
Steel Dynamics Inc	3,600	425
Vulcan Materials Co	3,049	692
Westrock Co	5,984	249

		22,445
Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	3,623	459

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Tower Corp, Cl A ‡	10,897	$2,352
AvalonBay Communities Inc ‡	3,328	623
Boston Properties Inc ‡	3,400	239
Camden Property Trust ‡	2,500	248
CBRE Group Inc, Cl A *	7,109	662
CoStar Group Inc *	9,500	830
Crown Castle Inc ‡	10,064	1,159
Digital Realty Trust Inc, Cl A ‡	7,069	951
Equinix Inc ‡	2,196	1,769
Equity Residential ‡	8,044	492
Essex Property Trust Inc ‡	1,521	377
Extra Space Storage Inc ‡	4,899	785
Federal Realty Investment Trust ‡	1,700	175
Healthpeak Properties Inc ‡	12,700	252
Host Hotels & Resorts Inc ‡	16,574	323
Invitation Homes Inc ‡	13,500	461
Iron Mountain Inc ‡	6,838	479
Kimco Realty Corp ‡	14,413	307
Mid-America Apartment Communities Inc ‡	2,740	368
Prologis Inc ‡	21,480	2,863
Public Storage ‡	3,687	1,125
Realty Income Corp ‡	16,528	949
Regency Centers Corp ‡	3,699	248
SBA Communications Corp, Cl A ‡	2,499	634
Simon Property Group Inc ‡	7,606	1,085
UDR Inc ‡	7,100	272
Ventas Inc ‡	9,332	465
VICI Properties Inc, Cl A ‡	23,600	752
Welltower Inc ‡	12,909	1,164
Weyerhaeuser Co ‡	17,061	593

		23,461
Utilities — 2.2%
AES Corp/The	15,590	300
Alliant Energy Corp	5,900	303
Ameren Corp	6,153	445
American Electric Power Co Inc	12,015	976
American Water Works Co Inc	4,557	602
Atmos Energy Corp	3,400	394
CenterPoint Energy Inc	14,785	422
CMS Energy Corp	6,801	395
Consolidated Edison Inc	8,036	731
Constellation Energy Corp	7,451	871
Dominion Energy Inc	19,430	913
DTE Energy Co	4,776	527
Duke Energy Corp	17,991	1,746
Edison International	8,957	640
Entergy Corp	4,926	499
Evergy Inc	5,399	282
Exelon Corp	23,155	831
FirstEnergy Corp	12,123	445
NextEra Energy Inc	47,821	2,905
NiSource Inc	9,544	253

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NRG Energy Inc	5,281	$273
PG&E Corp	48,600	876
Pinnacle West Capital Corp	2,649	190
PPL Corp	17,171	465
Public Service Enterprise Group Inc	11,630	711
Sempra	14,690	1,098
Southern Co/The	25,419	1,782
WEC Energy Group Inc	7,371	620
Xcel Energy Inc	12,836	795

		21,290
Total Common Stock
(Cost $231,493) ($ Thousands)		932,888

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	15,097,970	$15,098

Total Cash Equivalent
(Cost $15,098) ($ Thousands)		15,098

Total Investments in Securities — 100.0%
(Cost $246,591) ($ Thousands)		$947,986

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	61	Mar-2024	$14,323	$14,701	$378

Percentages are based on Net Assets of $947,912 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,012	$32,186	$(36,100)	$—	$—	$15,098	$229	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 2.7%
Advantage Solutions Inc *	68,110	$247
Cable One Inc	1,381	769
Cardlytics Inc *	40,622	374
Cinemark Holdings Inc *	186,679	2,630
Cogent Communications Holdings Inc	15,170	1,154
Eventbrite Inc, Cl A *	93,838	784
IDT Corp, Cl B *	13,680	466
Liberty Latin America Ltd, Cl A *	43,024	314
Lions Gate Entertainment Corp, Cl A *	119,412	1,302
Marcus Corp/The	23,590	344
Nexstar Media Group Inc, Cl A	6,877	1,078
Shutterstock Inc	23,440	1,132
Sinclair Inc	10,290	134
Spok Holdings Inc	29,000	449
TEGNA Inc	24,449	374
Thryv Holdings Inc *	24,960	508
Vimeo Inc *	312,950	1,227
Yelp Inc, Cl A *	24,737	1,171
Ziff Davis Inc *	11,046	742

		15,199
Consumer Discretionary — 11.8%
2U Inc *	185,990	229
Aaron's Co Inc/The	73,095	795
Abercrombie & Fitch Co, Cl A *	14,035	1,238
Accel Entertainment Inc, Cl A *	64,131	659
Adtalem Global Education Inc *	7,210	425
Advance Auto Parts Inc	26,510	1,618
American Eagle Outfitters Inc	48,019	1,016
Beazer Homes USA Inc, Cl A *	19,768	668
Big Lots Inc	29,970	233
Biglari Holdings Inc, Cl B *	2,946	486
Birkenstock Holding PLC *	8,900	434
BJ's Restaurants Inc *	20,150	726
Bloomin' Brands Inc	150,512	4,237
Bluegreen Vacations Holding Corp, Cl A	5,204	391
Brinker International Inc *	91,800	3,964
Brunswick Corp/DE	14,183	1,372
Build-A-Bear Workshop Inc	31,550	725
Carrols Restaurant Group Inc	117,378	925
Carter's Inc	16,626	1,245
Cavco Industries Inc *	1,460	506
Century Casinos Inc *	33,719	165
Cheesecake Factory Inc/The	15,272	535
Churchill Downs Inc	9,616	1,298
Chuy's Holdings Inc *	12,043	460
Cooper-Standard Holdings Inc *	13,433	263
Coursera Inc *	32,833	636
Denny's Corp, Cl A *	27,430	298
Designer Brands Inc, Cl A	45,990	407
Destination XL Group Inc *	49,080	216

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dick's Sporting Goods Inc	8,614	$1,266
Domino's Pizza Inc	2,820	1,163
Dorman Products Inc *	9,350	780
Duolingo Inc, Cl A *	5,448	1,236
Ermenegildo Zegna NV	40,310	466
Ethan Allen Interiors Inc	18,330	585
First Watch Restaurant Group Inc *	55,074	1,107
Frontdoor Inc *	16,786	591
Gap Inc/The	18,804	393
G-III Apparel Group Ltd *	13,831	470
Goodyear Tire & Rubber Co/The *	30,189	432
Grand Canyon Education Inc *	3,193	422
Hooker Furnishings Corp	5,417	141
Hovnanian Enterprises Inc, Cl A *	4,480	697
Inspired Entertainment Inc *	75,376	745
Installed Building Products Inc	3,000	548
KB Home	7,700	481
Latham Group Inc *	62,881	165
Legacy Housing Corp *	35,791	903
Light & Wonder Inc, Cl A *	11,720	962
Lindblad Expeditions Holdings Inc *	27,420	309
M/I Homes Inc *	3,050	420
Marine Products Corp	27,468	313
MasterCraft Boat Holdings Inc *	34,470	780
Modine Manufacturing Co *	28,115	1,678
Movado Group Inc	29,036	875
Murphy USA Inc	4,682	1,669
OneSpaWorld Holdings Ltd *	47,366	668
Oxford Industries Inc, Cl A	3,987	399
Patrick Industries Inc	4,800	482
PlayAGS Inc *	131,258	1,107
Pool Corp	2,655	1,059
Potbelly Corp *	67,330	702
Rocky Brands Inc	5,249	158
Rush Street Interactive Inc *	69,830	314
Shake Shack Inc, Cl A *	6,220	461
SharkNinja Inc	8,200	420
Skechers USA Inc, Cl A *	7,670	478
Steven Madden Ltd	20,373	856
Stoneridge Inc *	7,940	155
Strategic Education Inc	6,200	573
Stride Inc *	7,313	434
Target Hospitality Corp *	58,667	571
Toll Brothers Inc	5,081	522
Topgolf Callaway Brands Corp *	43,818	628
Travel + Leisure Co	24,195	946
Udemy Inc *	39,000	574
Universal Technical Institute Inc *	50,000	626
Urban Outfitters Inc *	95,327	3,402
Valvoline Inc	24,465	919
Wingstop Inc, Cl A	6,760	1,735
Xponential Fitness Inc, Cl A *	88,072	1,135

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
YETI Holdings Inc *	8,494	$440

		65,531
Consumer Staples — 3.7%
BellRing Brands Inc *	23,233	1,288
Casey's General Stores Inc	4,803	1,320
Celsius Holdings Inc *	7,997	436
elf Beauty Inc *	5,178	747
Hain Celestial Group Inc/The *	26,717	293
Ingles Markets Inc, Cl A	6,280	542
Ingredion Inc	8,960	972
Inter Parfums Inc	12,658	1,823
Lancaster Colony Corp	3,568	594
Medifast Inc	14,418	969
MGP Ingredients Inc	5,634	555
National Beverage Corp, Cl A *	10,200	507
Natural Grocers by Vitamin Cottage Inc	40,957	655
Nature's Sunshine Products Inc *	42,216	730
Performance Food Group Co *	18,113	1,253
Pilgrim's Pride Corp *	152,741	4,225
Sprouts Farmers Market Inc *	8,300	399
TreeHouse Foods Inc *	25,867	1,072
Village Super Market Inc, Cl A	25,159	660
Vita Coco Co Inc/The *	13,241	340
Vital Farms Inc *	71,470	1,121

		20,501
Energy — 5.8%
Archrock Inc	71,809	1,106
Berry Corp	67,904	477
Bristow Group Inc *	14,548	411
Cactus Inc, Cl A	18,187	826
Centrus Energy Corp, Cl A *	17,527	954
ChampionX Corp	33,114	967
Chord Energy Corp	5,761	958
Civitas Resources Inc	30,347	2,075
CNX Resources Corp *	29,312	586
Crescent Point Energy Corp	130,496	904
Delek US Holdings Inc	142,856	3,686
DMC Global Inc *	53,408	1,005
Dorian LPG Ltd	14,214	624
Excelerate Energy Inc, Cl A	52,680	814
Expro Group Holdings NV *	25,859	412
Gulfport Energy Corp *	7,821	1,042
Helix Energy Solutions Group Inc *	54,900	564
HF Sinclair Corp	18,025	1,002
Matador Resources Co	19,443	1,106
Northern Oil and Gas Inc	34,637	1,284
Oil States International Inc *	33,050	224
Permian Resources Corp, Cl A	104,032	1,415
Ranger Energy Services Inc, Cl A	69,528	711
REX American Resources Corp *	14,454	684
RPC Inc	64,610	470

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Water Solutions Inc, Cl A	36,500	$277
SFL Corp Ltd	51,266	578
Solaris Oilfield Infrastructure Inc, Cl A	106,956	851
Southwestern Energy Co *	395,954	2,593
Teekay Corp *	151,850	1,086
Teekay Tankers Ltd, Cl A	12,528	626
Tidewater Inc *	9,316	672
Uranium Energy Corp *	51,000	326
VAALCO Energy Inc	128,230	576
W&T Offshore Inc	42,246	138

		32,030
Financials — 20.4%
AFC Gamma Inc ‡	45,508	547
Affirm Holdings Inc, Cl A *	9,865	485
Amalgamated Financial Corp	45,727	1,232
A-Mark Precious Metals Inc	15,880	480
Ambac Financial Group Inc *	41,906	691
AssetMark Financial Holdings Inc *	39,588	1,186
Atlanticus Holdings Corp *	17,641	682
AvidXchange Holdings Inc *	18,800	233
Bain Capital Specialty Finance Inc	37,000	558
Banco Latinoamericano de Comercio Exterior SA, Cl E	28,696	710
Bank OZK	28,665	1,428
BayCom Corp	13,556	320
BGC Group Inc, Cl A	163,674	1,182
Byline Bancorp Inc	12,540	295
Cantaloupe Inc *	83,688	620
Capital Bancorp Inc	11,234	272
Capital City Bank Group Inc	4,770	140
Carter Bankshares Inc *	15,208	228
Cass Information Systems Inc	17,650	795
Chimera Investment Corp ‡	118,938	594
City Holding Co	10,010	1,104
Civista Bancshares Inc	18,241	336
CNO Financial Group Inc	168,385	4,698
Coastal Financial Corp/WA *	19,077	847
Cohen & Steers Inc	17,687	1,339
Columbia Banking System Inc	202,904	5,413
Comerica Inc	19,482	1,087
Crawford & Co, Cl A	51,042	673
CrossFirst Bankshares Inc *	30,863	419
Customers Bancorp Inc *	9,600	553
Donnelley Financial Solutions Inc *	17,334	1,081
eHealth Inc *	18,600	162
Enact Holdings Inc	19,500	563
Enova International Inc *	4,110	228
Esquire Financial Holdings Inc	21,674	1,083
Essent Group Ltd	10,935	577
Evercore Inc, Cl A	2,850	487
FactSet Research Systems Inc	2,356	1,124
Federal Agricultural Mortgage Corp, Cl C	2,100	402

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First American Financial Corp	15,870	$1,023
First Commonwealth Financial Corp	142,982	2,208
First Community Bankshares Inc	16,950	629
First Financial Corp/IN	5,780	249
First Horizon Corp	84,000	1,189
First Interstate BancSystem Inc, Cl A	43,054	1,324
FirstCash Holdings Inc	4,986	540
Flywire Corp *	20,800	482
FNB Corp/PA	172,655	2,377
Globe Life Inc	7,945	967
Goosehead Insurance Inc, Cl A *	7,971	604
Great Southern Bancorp Inc	8,100	481
Hamilton Lane Inc, Cl A	20,266	2,299
Hanmi Financial Corp	8,180	159
Hanover Insurance Group Inc/The, Cl A	8,422	1,023
HBT Financial Inc	35,465	749
HCI Group Inc	18,832	1,646
Heritage Commerce Corp	111,633	1,107
Heritage Insurance Holdings Inc *	78,698	513
Home BancShares Inc/AR	50,730	1,285
HomeTrust Bancshares Inc	17,390	468
Houlihan Lokey Inc, Cl A	4,000	480
I3 Verticals Inc, Cl A *	8,772	186
Independent Bank Corp	17,268	1,136
Independent Bank Corp/MI	15,040	391
International Money Express Inc *	21,157	467
Jack Henry & Associates Inc	6,402	1,046
Jackson Financial Inc, Cl A	78,268	4,007
James River Group Holdings Ltd	18,450	170
KeyCorp	151,013	2,175
Kinsale Capital Group Inc	3,329	1,115
LendingTree Inc *	31,326	950
Lincoln National Corp	135,229	3,647
Live Oak Bancshares Inc	11,019	501
Macatawa Bank Corp	62,823	709
Mercantile Bank Corp	12,752	515
Merchants Bancorp/IN	59,346	2,527
Metrocity Bankshares Inc	7,846	188
Metropolitan Bank Holding Corp *	4,160	230
MGIC Investment Corp	71,117	1,372
Midland States Bancorp Inc	8,810	243
Morningstar Inc, Cl A	4,007	1,147
Mr Cooper Group Inc *	17,730	1,155
National Bank Holdings Corp, Cl A	15,370	572
NMI Holdings Inc, Cl A *	40,734	1,209
Northrim BanCorp Inc	4,360	249
OFG Bancorp	39,015	1,462
Old National Bancorp/IN, Cl A	250,872	4,237
Old Second Bancorp Inc	54,120	836
Orrstown Financial Services Inc	16,710	493
Oscar Health Inc, Cl A *	82,000	750
Paymentus Holdings Inc, Cl A *	36,188	647

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Payoneer Global Inc *	96,000	$500
Paysafe Ltd *	45,197	578
Peapack-Gladstone Financial Corp	9,550	285
PennyMac Financial Services Inc	5,600	495
Peoples Bancorp Inc/OH	6,720	227
Peoples Financial Services Corp	6,214	303
Pinnacle Financial Partners Inc	15,698	1,369
Ponce Financial Group Inc *	10,483	102
Primerica Inc	6,891	1,418
Prosperity Bancshares Inc	13,631	923
Regional Management Corp	25,347	636
Remitly Global Inc *	24,821	482
Repay Holdings Corp, Cl A *	30,830	263
Republic Bancorp Inc/KY, Cl A	5,204	287
Security National Financial Corp, Cl A *	15,270	137
Selective Insurance Group Inc	5,996	596
Selectquote Inc *	247,220	339
Sierra Bancorp	22,830	515
Skyward Specialty Insurance Group Inc *	12,780	433
Southern Missouri Bancorp Inc	3,631	194
Stellar Bancorp Inc	8,250	230
StepStone Group Inc, Cl A	14,875	473
Stewart Information Services Corp	10,171	598
StoneCo Ltd, Cl A *	31,000	559
Summit Financial Group Inc	7,280	223
Universal Insurance Holdings Inc	66,945	1,070
Univest Financial Corp	49,410	1,089
Valley National Bancorp	125,683	1,365
Walker & Dunlop Inc	4,100	455
Waterstone Financial Inc	6,293	89
Westamerica BanCorp	11,000	621
Wintrust Financial Corp	18,201	1,688
World Acceptance Corp *	8,983	1,173
Zions Bancorp NA	50,587	2,219

		112,922
Health Care — 14.0%
ACADIA Pharmaceuticals Inc *	24,099	755
Addus HomeCare Corp *	6,000	557
ADMA Biologics Inc *	151,692	686
Aldeyra Therapeutics Inc *	59,024	207
Alector Inc *	30,731	245
Alkermes PLC *	21,000	583
Allogene Therapeutics Inc *	73,340	235
Alpine Immune Sciences Inc *	22,500	429
ALX Oncology Holdings Inc *	65,137	970
Amedisys Inc *	10,305	980
Amicus Therapeutics Inc *	48,928	694
AMN Healthcare Services Inc *	37,931	2,840
Amphastar Pharmaceuticals Inc *	8,084	500
Anavex Life Sciences Corp *	20,030	186
ANI Pharmaceuticals Inc *	20,257	1,117
Anika Therapeutics Inc *	7,330	166

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcellx Inc *	9,135	$507
Arcutis Biotherapeutics Inc *	72,840	235
AtriCure Inc *	12,721	454
Avidity Biosciences Inc *	31,050	281
Axonics Inc *	7,280	453
Biohaven Ltd *	13,862	593
Bioventus Inc, Cl A *	110,000	580
Blueprint Medicines Corp *	6,000	553
Bridgebio Pharma Inc *	11,539	466
Brookdale Senior Living Inc, Cl A *	192,228	1,119
CareDx Inc *	124,030	1,488
Castle Biosciences Inc *	9,520	205
Catalyst Pharmaceuticals Inc *	29,000	487
Chemed Corp	1,866	1,091
Coherus Biosciences Inc *	72,290	241
Collegium Pharmaceutical Inc *	79,844	2,458
Community Health Systems Inc *	60,610	190
Crinetics Pharmaceuticals Inc *	15,000	534
Cross Country Healthcare Inc *	47,294	1,071
CVRx Inc *	14,250	448
Cymabay Therapeutics Inc *	58,607	1,384
Cytokinetics Inc *	6,400	534
Disc Medicine Inc, Cl A *	7,450	430
Eagle Pharmaceuticals Inc/DE *	47,706	249
Emergent BioSolutions Inc *	84,400	203
Encompass Health Corp	39,323	2,624
Ensign Group Inc/The	14,781	1,659
Envista Holdings Corp *	24,171	582
EyePoint Pharmaceuticals Inc *	18,621	430
Generation Bio Co *	143,196	236
Glaukos Corp *	6,300	501
Globus Medical Inc, Cl A *	12,211	651
GoodRx Holdings Inc, Cl A *	71,178	477
Guardant Health Inc *	18,800	509
HealthEquity Inc *	8,399	557
HealthStream Inc	31,310	846
Heron Therapeutics Inc *	201,151	342
Hims & Hers Health Inc *	46,527	414
Ideaya Biosciences Inc *	14,327	510
Immunovant Inc *	15,022	633
Inmode Ltd *	123,384	2,744
Innoviva Inc *	32,903	528
Insmed Inc *	18,100	561
Integra LifeSciences Holdings Corp *	95,935	4,178
Intra-Cellular Therapies Inc, Cl A *	16,999	1,217
iRadimed Corp	34,995	1,661
Karyopharm Therapeutics Inc *	206,600	179
Kiniksa Pharmaceuticals Ltd, Cl A *	68,057	1,194
Kodiak Sciences Inc *	79,980	243
LeMaitre Vascular Inc	30,171	1,712
LifeMD Inc *	52,555	436
MacroGenics Inc *	27,910	268

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medpace Holdings Inc *	1,780	$546
Merit Medical Systems Inc *	8,224	625
Mersana Therapeutics Inc *	104,370	242
Mirum Pharmaceuticals Inc *	19,800	584
NanoString Technologies Inc *	273,450	205
NeoGenomics Inc *	31,438	509
Nurix Therapeutics Inc *	58,940	608
Nuvalent Inc, Cl A *	6,733	495
Olema Pharmaceuticals Inc *	23,852	335
Option Care Health Inc *	18,896	637
OraSure Technologies Inc *	163,010	1,337
Organogenesis Holdings Inc, Cl A *	181,135	741
Pennant Group Inc/The *	26,170	364
Perrigo Co PLC	30,168	971
PetIQ Inc, Cl A *	19,977	395
Prestige Consumer Healthcare Inc, Cl A *	26,527	1,624
Privia Health Group Inc *	7,110	164
Quanterix Corp *	25,879	707
Quest Diagnostics Inc	7,095	978
QuidelOrtho Corp *	14,787	1,090
RadNet Inc *	12,800	445
Replimune Group Inc *	18,170	153
Rigel Pharmaceuticals Inc *	193,906	281
RxSight Inc *	26,929	1,086
Sana Biotechnology Inc *	71,100	290
Scholar Rock Holding Corp *	18,965	357
SI-BONE Inc *	22,500	472
SIGA Technologies Inc	69,789	391
Soleno Therapeutics Inc *	11,944	481
STERIS PLC	5,930	1,304
Stevanato Group SpA	14,300	390
Stoke Therapeutics Inc *	32,944	173
Surmodics Inc *	35,747	1,299
US Physical Therapy Inc	11,180	1,041
Utah Medical Products Inc	2,416	203
Vanda Pharmaceuticals Inc *	190,537	804
Viemed Healthcare Inc *	73,483	577
Viking Therapeutics Inc *	23,000	428
Y-mAbs Therapeutics Inc *	169,440	1,156

		77,784
Industrials — 20.3%
AAON Inc	9,874	729
AAR Corp *	9,900	618
ABM Industries Inc	61,816	2,771
ACCO Brands Corp	182,965	1,112
AeroVironment Inc *	4,461	562
Air Lease Corp, Cl A	24,527	1,029
Alamo Group Inc	2,957	622
Allison Transmission Holdings Inc	15,779	918
API Group Corp *	42,262	1,462
Applied Industrial Technologies Inc, Cl A	8,006	1,383
Arcosa Inc	7,250	599

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Argan Inc	23,802	$1,114
Aris Water Solutions Inc, Cl A	18,370	154
Astec Industries Inc	28,141	1,047
Astronics Corp *	28,250	492
AZEK Co Inc/The, Cl A *	20,477	783
AZZ Inc	11,401	662
Babcock & Wilcox Enterprises Inc *	380,779	556
Barnes Group Inc	38,053	1,242
Barrett Business Services Inc	5,483	635
Boise Cascade Co	3,800	492
Booz Allen Hamilton Holding Corp, Cl A	11,190	1,431
BrightView Holdings Inc *	125,730	1,059
Brink's Co/The	8,221	723
Broadridge Financial Solutions Inc	6,832	1,406
BWX Technologies Inc, Cl W	23,408	1,796
CACI International Inc, Cl A *	3,315	1,074
Carlisle Cos Inc	3,940	1,231
CECO Environmental Corp *	39,540	802
Cimpress PLC *	4,823	386
Clean Harbors Inc *	7,999	1,396
Comfort Systems USA Inc	5,741	1,181
Commercial Vehicle Group Inc *	103,094	723
Concentrix Corp	5,734	563
Construction Partners Inc, Cl A *	27,345	1,190
Core & Main Inc, Cl B *	12,284	496
CoreCivic Inc *‡	29,000	421
Costamare Inc	114,754	1,195
Crane Co	4,520	534
CSW Industrials Inc	3,118	647
Curtiss-Wright Corp	2,450	546
DXP Enterprises Inc/TX *	31,049	1,046
Eagle Bulk Shipping Inc	15,210	843
EMCOR Group Inc	5,350	1,153
Enerpac Tool Group Corp, Cl A	37,527	1,167
EnerSys	5,130	518
Ennis Inc	48,200	1,056
EnPro Inc	8,689	1,362
Enviri Inc *	31,576	284
Esab Corp	5,500	476
ExlService Holdings Inc *	23,660	730
Fluor Corp *	15,500	607
Franklin Covey Co *	26,132	1,137
FTAI Aviation Ltd	13,774	639
Gates Industrial Corp PLC *	81,153	1,089
GATX Corp	3,628	436
Genco Shipping & Trading Ltd	69,693	1,156
GFL Environmental Inc	34,740	1,199
Gibraltar Industries Inc *	8,394	663
Global Industrial Co	23,646	918
GMS Inc *	6,100	503
Gorman-Rupp Co/The	16,902	601
Griffon Corp	6,875	419

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&E Equipment Services Inc	11,074	$579
Heidrick & Struggles International Inc	18,426	544
Hexcel Corp, Cl A	10,620	783
Hudson Technologies Inc *	105,144	1,418
Huntington Ingalls Industries Inc, Cl A	3,127	812
Huron Consulting Group Inc *	21,402	2,200
Hyster-Yale Materials Handling Inc	30,023	1,867
IBEX Holdings Ltd *	39,924	759
IES Holdings Inc *	4,488	356
Insperity Inc, Cl A	10,426	1,222
Interface Inc, Cl A	43,390	548
ITT Inc	13,688	1,633
Kaman Corp, Cl A	7,230	173
Karat Packaging Inc	43,915	1,091
Kelly Services Inc, Cl A	29,399	636
Kennametal Inc	17,426	449
Korn Ferry	16,294	967
Kratos Defense & Security Solutions Inc *	17,114	347
L B Foster Co, Cl A *	26,562	584
Landstar System Inc	5,286	1,024
Legalzoom.com Inc *	54,353	614
Leonardo DRS Inc *	24,500	491
Limbach Holdings Inc *	11,310	514
Liquidity Services Inc *	27,651	476
LSI Industries Inc	30,620	431
Manitowoc Co Inc/The *	73,793	1,232
Masonite International Corp *	7,537	638
Matson Inc	4,400	482
McGrath RentCorp	6,030	721
Mistras Group Inc *	20,478	150
Moog Inc, Cl A	7,250	1,050
National Presto Industries Inc	1,860	149
NEXTracker Inc, Cl A *	10,628	498
Nordson Corp	4,422	1,168
nVent Electric PLC	6,300	372
PAM Transportation Services Inc *	14,714	306
Park-Ohio Holdings Corp	31,827	858
Parsons Corp *	18,278	1,146
Powell Industries Inc	17,313	1,530
Preformed Line Products Co	2,150	288
Primoris Services Corp	14,039	466
Proto Labs Inc *	14,400	561
Regal Rexnord Corp	6,092	902
REV Group Inc	71,374	1,297
Safe Bulkers Inc	147,222	579
Science Applications International Corp	3,488	434
Simpson Manufacturing Co Inc	6,085	1,205
SkyWest Inc *	11,413	596
SP Plus Corp *	11,159	572
SPX Technologies Inc *	10,145	1,025
Standex International Corp	16,362	2,591
Steelcase Inc, Cl A	50,503	683

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sterling Infrastructure Inc *	7,004	$616
Tennant Co	7,200	667
Terex Corp	23,652	1,359
Tetra Tech Inc	7,404	1,236
Thermon Group Holdings Inc *	47,760	1,556
Titan Machinery Inc *	5,420	157
TransUnion	12,342	848
Tutor Perini Corp *	44,975	409
UFP Industries Inc	8,852	1,111
UniFirst Corp/MA	4,897	896
Upwork Inc *	47,032	699
Valmont Industries Inc	8,669	2,024
Vertiv Holdings Co, Cl A	11,558	555
Viad Corp *	4,916	178
Watts Water Technologies Inc, Cl A	2,985	622
WESCO International Inc	5,730	996
Willdan Group Inc *	7,304	157
Willis Lease Finance Corp *	3,190	156
XPO Inc *	6,353	556

		112,599
Information Technology — 12.0%
8x8 Inc *	331,490	1,253
Agilysys Inc *	10,920	926
Alkami Technology Inc *	71,891	1,743
Amplitude Inc, Cl A *	19,220	245
Appfolio Inc, Cl A *	3,488	604
Arlo Technologies Inc *	32,020	305
AvePoint Inc *	50,000	411
Aviat Networks Inc *	15,520	507
Axcelis Technologies Inc *	3,116	404
Badger Meter Inc	3,559	549
Belden Inc	4,838	374
Blackbaud Inc, Cl A *	13,480	1,169
Blackline Inc *	9,000	562
Braze Inc, Cl A *	9,480	504
Cleanspark Inc *	39,500	436
Clearfield Inc *	11,826	344
Cognex Corp	17,662	737
CommVault Systems Inc *	8,388	670
Credo Technology Group Holding Ltd *	16,920	329
Digital Turbine Inc *	59,290	407
Diodes Inc *	9,708	782
eGain Corp *	54,866	457
Elastic NV *	4,404	496
Fabrinet *	7,041	1,340
Fastly Inc, Cl A *	31,228	556
Freshworks Inc, Cl A *	28,794	676
Hackett Group Inc/The	37,682	858
Harmonic Inc, Cl A *	128,490	1,676
Immersion Corp	118,664	838
Informatica Inc, Cl A *	19,154	544
Insight Enterprises Inc *	3,344	593

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intapp Inc *	16,754	$637
InterDigital Inc	4,894	531
Iteris Inc *	113,207	589
Itron Inc *	9,327	704
JFrog Ltd *	13,500	467
Kimball Electronics Inc *	14,930	402
Kulicke & Soffa Industries Inc	20,563	1,125
Kyndryl Holdings Inc *	23,500	488
Lantronix Inc *	103,000	604
Littelfuse Inc	3,961	1,060
LivePerson Inc *	57,100	216
LiveRamp Holdings Inc *	29,548	1,119
Lumentum Holdings Inc *	24,499	1,284
MACOM Technology Solutions Holdings Inc *	7,084	659
Mitek Systems Inc *	15,216	198
Nutanix Inc, Cl A *	13,700	653
Olo Inc, Cl A *	29,960	171
ON24 Inc	24,470	193
Onto Innovation Inc *	4,277	654
OSI Systems Inc *	4,695	606
PC Connection Inc	9,767	657
Photronics Inc *	208,595	6,544
Power Integrations Inc	12,951	1,063
PROS Holdings Inc *	16,075	624
Q2 Holdings Inc *	25,344	1,100
Qualys Inc *	6,701	1,315
QuickLogic Corp *	49,336	684
Rambus Inc *	17,411	1,188
Ribbon Communications Inc *	63,770	185
Rimini Street Inc *	35,219	115
Sapiens International Corp NV	20,727	600
SEMrush Holdings Inc, Cl A *	16,500	225
SentinelOne Inc, Cl A *	16,408	450
Silicon Laboratories Inc *	5,975	790
Silicon Motion Technology Corp ADR	58,645	3,593
SolarWinds Corp *	201,247	2,514
Sprinklr Inc, Cl A *	39,669	478
SPS Commerce Inc *	3,151	611
Squarespace Inc, Cl A *	17,875	590
Super Micro Computer Inc *	7,536	2,142
Tenable Holdings Inc *	13,661	629
Unisys Corp *	109,614	616
Universal Display Corp	10,011	1,915
Varonis Systems Inc, Cl B *	29,900	1,354
Vertex Inc, Cl A *	17,600	474
Viavi Solutions Inc *	113,213	1,140
Vishay Precision Group Inc *	11,828	403
Workiva Inc, Cl A *	5,164	524
Zuora Inc, Cl A *	63,168	594

		66,772

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 4.3%
Alpha Metallurgical Resources Inc	1,108	$376
Aspen Aerogels Inc *	41,760	659
Axalta Coating Systems Ltd *	36,619	1,244
Cabot Corp	7,989	667
Carpenter Technology Corp	16,270	1,152
Clearwater Paper Corp *	15,900	574
Commercial Metals Co, Cl A	59,940	2,999
Element Solutions Inc	41,777	967
FMC Corp	34,150	2,153
Hawkins Inc	9,328	657
Haynes International Inc	12,139	693
Ingevity Corp *	19,183	906
Innospec Inc	4,625	570
Koppers Holdings Inc	10,023	513
Livent Corp *	58,759	1,057
O-I Glass Inc, Cl I *	32,229	528
Olympic Steel Inc	5,388	359
Pactiv Evergreen Inc	95,325	1,307
Quaker Chemical Corp	8,149	1,739
Ramaco Resources Inc, Cl A	21,000	361
Reliance Steel & Aluminum Co	5,339	1,493
Silgan Holdings Inc	17,689	800
Summit Materials Inc, Cl A *	15,561	598
SunCoke Energy Inc	59,083	635
Universal Stainless & Alloy Products Inc *	40,900	821

		23,828
Real Estate — 3.0%
Alexander's Inc ‡	4,543	970
Braemar Hotels & Resorts Inc ‡	70,000	175
COPT Defense Properties ‡	37,823	970
CubeSmart ‡	21,943	1,017
Douglas Elliman Inc	79,020	233
eXp World Holdings Inc	61,163	949
Forestar Group Inc *	15,858	525
Highwoods Properties Inc ‡	63,254	1,452
Macerich Co/The ‡	29,500	455
National Storage Affiliates Trust ‡	22,351	927
Newmark Group Inc, Cl A	120,973	1,326
Office Properties Income Trust ‡	39,630	290
Orion Office REIT Inc ‡	197,740	1,131
Physicians Realty Trust ‡	63,728	848
Redfin Corp *	35,560	367
RMR Group Inc/The, Cl A	40,858	1,154
Ryman Hospitality Properties Inc ‡	5,098	561
STAG Industrial Inc ‡	35,830	1,407
Tanger Inc ‡	19,625	544
Terreno Realty Corp ‡	17,216	1,079
Universal Health Realty Income Trust ‡	3,100	134
Whitestone REIT, Cl B ‡	11,660	143

		16,657

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.1%
American States Water Co	6,204	$499
Black Hills Corp, Cl A	11,501	620
Brookfield Infrastructure Corp, Cl A	31,408	1,108
Chesapeake Utilities Corp	8,289	876
IDACORP Inc, Cl A	9,285	913
Portland General Electric Co	36,743	1,592
Pure Cycle Corp *	14,410	151
Spire Inc	8,568	534

		6,293
Total Common Stock
(Cost $437,708) ($ Thousands)		550,116

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.410% **†(A)	1,336	1

Total Affiliated Partnership
(Cost $2) ($ Thousands)		1

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	6,129,007	6,129

Total Cash Equivalent
(Cost $6,129) ($ Thousands)		6,129

Total Investments in Securities — 100.2%
(Cost $443,839) ($ Thousands)		$556,246

Percentages are based on Net Assets of $554,927 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $1 ($ Thousands).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$381	$1,805	$(2,184)	$—	$(1)	$1	$4	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,314	32,815	(32,000)	—	—	6,129	63	—
Totals	$5,695	$34,620	$(34,184)	$–	$(1)	$6,130	$67	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 3.4%
Advantage Solutions Inc *	30,014	$109
AMC Networks Inc, Cl A *	16,930	318
Cargurus Inc, Cl A *	2,575	62
Cinemark Holdings Inc *	142,076	2,002
EchoStar Corp, Cl A *	11,083	184
Entravision Communications Corp, Cl A	16,827	70
John Wiley & Sons Inc, Cl A	9,087	288
Nexstar Media Group Inc, Cl A	30,852	4,836
Scholastic Corp, Cl B	8,052	304
Shutterstock Inc	12,829	619
TEGNA Inc	7,000	107
Telephone and Data Systems Inc	18,042	331
Yelp Inc, Cl A *	4,325	205
Ziff Davis Inc *	47,203	3,172

		12,607
Consumer Discretionary — 13.2%
Aaron's Co Inc/The	30,736	334
Academy Sports & Outdoors Inc	11,020	727
Adient PLC *	30,800	1,120
Advance Auto Parts Inc	20,300	1,239
Big 5 Sporting Goods Corp	6,921	44
Biglari Holdings Inc, Cl B *	234	39
Bloomin' Brands Inc	148,188	4,171
Brinker International Inc *	69,183	2,987
Capri Holdings Ltd *	11,453	575
Carriage Services Inc, Cl A	12,332	308
Carter's Inc	9,772	732
Cato Corp/The, Cl A	5,737	41
Dick's Sporting Goods Inc	6,588	968
Genesco Inc *	11,971	421
G-III Apparel Group Ltd *	18,684	635
Goodyear Tire & Rubber Co/The *	50,217	719
Group 1 Automotive Inc	6,585	2,007
Guess? inc, Cl 3	31,408	724
H&R Block Inc	23,837	1,153
Harley-Davidson Inc, Cl A	19,702	726
Haverty Furniture Cos Inc	23,621	839
Helen of Troy Ltd *	7,477	903
Jack in the Box Inc	7,222	590
JAKKS Pacific Inc *	3,144	112
KB Home	17,851	1,115
La-Z-Boy Inc, Cl Z	42,181	1,557
Lithia Motors Inc, Cl A	10,225	3,367
Macy's Inc	52,856	1,063
MasterCraft Boat Holdings Inc *	5,463	124
Meritage Homes Corp	10,386	1,809
Modine Manufacturing Co *	23,168	1,383
Movado Group Inc	4,903	148
ODP Corp/The *	26,690	1,503
Perdoceo Education Corp	20,135	354

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Playa Hotels & Resorts NV *	54,233	$469
Polaris Inc	8,160	773
PVH Corp	8,537	1,043
Sally Beauty Holdings Inc *	43,660	580
Signet Jewelers Ltd	13,623	1,461
Taylor Morrison Home Corp, Cl A *	24,098	1,286
Thor Industries Inc	4,086	483
Travel + Leisure Co	11,528	451
Tri Pointe Homes Inc *	72,201	2,556
Upbound Group Inc	19,835	674
Urban Outfitters Inc *	60,929	2,175
Vera Bradley Inc *	9,000	69
Victoria's Secret & Co *	45,709	1,213
Vista Outdoor Inc *	2,602	77
Winnebago Industries Inc	17,645	1,286

		49,133
Consumer Staples — 5.3%
Andersons Inc/The	9,843	566
Cal-Maine Foods Inc	12,278	705
Coca-Cola Consolidated Inc	1,712	1,589
Dole PLC	21,592	265
Energizer Holdings Inc	19,572	620
Herbalife Ltd *	19,568	299
Ingles Markets Inc, Cl A	14,591	1,260
Ingredion Inc	11,103	1,205
Medifast Inc	14,014	942
Nature's Sunshine Products Inc *	5,125	89
Nu Skin Enterprises Inc, Cl A	5,850	114
Pilgrim's Pride Corp *	115,101	3,184
PriceSmart Inc	9,177	695
SpartanNash Co	20,533	471
Spectrum Brands Holdings Inc	46,779	3,732
Sprouts Farmers Market Inc *	40,438	1,945
US Foods Holding Corp *	38,399	1,744
Village Super Market Inc, Cl A	13,125	344

		19,769
Energy — 8.6%
California Resources Corp	38,926	2,128
Chord Energy Corp	6,820	1,134
Civitas Resources Inc	15,223	1,041
CNX Resources Corp *	70,530	1,411
CONSOL Energy Inc	11,599	1,166
Crescent Point Energy Corp	101,731	705
Delek US Holdings Inc	107,665	2,778
DHT Holdings Inc	49,529	486
DT Midstream Inc	58,011	3,179
FutureFuel Corp	6,785	41
Gulfport Energy Corp *	1,050	140
Helmerich & Payne Inc	31,691	1,148
HF Sinclair Corp	45,846	2,548
International Seaways Inc	2,216	101

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Energy Inc, Cl A	51,259	$930
Magnolia Oil & Gas Corp, Cl A	69,353	1,477
Murphy Oil Corp	18,266	779
Overseas Shipholding Group Inc, Cl A	12,695	67
Par Pacific Holdings Inc *	15,601	567
Patterson-UTI Energy Inc	38,226	413
PBF Energy Inc, Cl A	53,856	2,368
Peabody Energy Corp	37,470	911
Ranger Energy Services Inc, Cl A	5,000	51
REX American Resources Corp *	3,587	170
Scorpio Tankers Inc	10,024	609
Southwestern Energy Co *	306,117	2,005
TechnipFMC PLC	117,627	2,369
Teekay Corp *	22,021	157
US Silica Holdings Inc *	24,868	281
World Kinect Corp	45,498	1,036

		32,196
Financials — 24.9%
AFC Gamma Inc ‡	6,041	73
Amalgamated Financial Corp	4,384	118
A-Mark Precious Metals Inc	5,257	159
Apollo Commercial Real Estate Finance Inc ‡	23,570	277
Arbor Realty Trust Inc ‡(A)	57,105	867
Associated Banc-Corp	60,752	1,299
Axis Capital Holdings Ltd	12,952	717
B Riley Financial Inc (A)	9,611	202
Banco Latinoamericano de Comercio Exterior SA, Cl E	31,993	792
Bank of NT Butterfield & Son Ltd/The	16,200	519
Bank OZK	20,751	1,034
BankUnited Inc	41,203	1,336
Bankwell Financial Group Inc	1,565	47
Banner Corp	10,318	553
BayCom Corp	4,440	105
BCB Bancorp Inc	4,000	51
Berkshire Hills Bancorp Inc	29,137	723
BGC Group Inc, Cl A	356,038	2,571
Bread Financial Holdings Inc	15,144	499
BrightSpire Capital Inc, Cl A ‡	54,823	408
Camden National Corp	16,981	639
Capital Bancorp Inc	2,753	67
Carlyle Secured Lending Inc	30,373	454
Carter Bankshares Inc *	7,203	108
Cathay General Bancorp	31,617	1,409
Central Pacific Financial Corp	30,129	593
Civista Bancshares Inc	4,598	85
CNB Financial Corp/PA	5,063	114
CNO Financial Group Inc	207,592	5,792
Columbia Banking System Inc	191,743	5,116
Comerica Inc	15,194	848
Community Trust Bancorp Inc	12,444	546

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crawford & Co, Cl A	5,301	$70
CrossFirst Bankshares Inc *	11,080	150
Customers Bancorp Inc *	5,757	332
Donnelley Financial Solutions Inc *	7,173	447
Employers Holdings Inc	13,592	536
Enova International Inc *	5,759	319
Enterprise Bancorp Inc	2,900	94
Euronet Worldwide Inc *	13,933	1,414
Financial Institutions Inc	4,854	103
First American Financial Corp	8,705	561
First Bank/Hamilton NJ	4,774	70
First Busey Corp	40,487	1,005
First Business Financial Services Inc	2,400	96
First Commonwealth Financial Corp	161,522	2,494
First Financial Corp/IN	12,181	524
First Horizon Corp	81,836	1,159
First Merchants Corp	49,976	1,853
Flushing Financial Corp	33,949	559
FNB Corp/PA	202,316	2,786
FS KKR Capital Corp	38,058	760
Fulton Financial Corp	51,464	847
Genworth Financial Inc, Cl A *	292,129	1,951
Golub Capital BDC Inc	41,732	630
Granite Point Mortgage Trust Inc ‡	19,586	116
Great Southern Bancorp Inc	6,181	367
Green Dot Corp, Cl A *	14,020	139
Greenlight Capital Re Ltd, Cl A *	7,364	84
Hancock Whitney Corp, Cl A	25,884	1,258
Hanmi Financial Corp	27,768	539
HomeStreet Inc	18,617	192
Hope Bancorp Inc	105,162	1,270
Independent Bank Corp/MI	6,278	163
Invesco Mortgage Capital Inc ‡	19,075	169
Jackson Financial Inc, Cl A	85,223	4,363
James River Group Holdings Ltd	14,762	136
KeyCorp	112,672	1,622
Ladder Capital Corp, Cl A ‡	51,929	598
LendingClub Corp *	30,082	263
Lincoln National Corp	102,576	2,766
Mercantile Bank Corp	4,399	178
Merchants Bancorp/IN	5,228	223
MGIC Investment Corp	65,168	1,257
Mid Penn Bancorp Inc	4,546	110
Midland States Bancorp Inc	6,502	179
MidWestOne Financial Group Inc	4,386	118
MVB Financial Corp	3,000	68
Navient Corp	49,100	914
NCR Atleos Corp *	14,696	357
New Mountain Finance Corp	31,232	397
OceanFirst Financial Corp	18,679	324
OFG Bancorp	75,151	2,817
Old National Bancorp/IN, Cl A	168,102	2,839

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orrstown Financial Services Inc	3,530	$104
Oscar Health Inc, Cl A *	5,967	55
Pacific Premier Bancorp Inc	65,882	1,918
Pagseguro Digital Ltd, Cl A *	48,905	610
Pathward Financial Inc	8,344	442
PCB Bancorp	3,500	64
Peapack-Gladstone Financial Corp	5,377	160
PennantPark Investment Corp	54,639	378
PennyMac Financial Services Inc	6,118	541
Peoples Bancorp Inc/OH	14,305	483
Peoples Financial Services Corp	840	41
Popular Inc	15,316	1,257
PROG Holdings Inc *	15,880	491
QCR Holdings Inc	4,736	277
Radian Group Inc	35,000	999
RBB Bancorp	4,906	93
Republic Bancorp Inc/KY, Cl A	3,606	199
Rithm Capital Corp ‡	95,918	1,024
Sierra Bancorp	4,509	102
Simmons First National Corp, Cl A	50,585	1,004
SiriusPoint Ltd *	27,523	319
Sixth Street Specialty Lending Inc	30,142	651
South Plains Financial Inc	3,417	99
Starwood Property Trust Inc ‡	138,802	2,918
StoneX Group Inc *	1,163	86
Summit Financial Group Inc	3,604	111
Synovus Financial Corp	25,875	974
Third Coast Bancshares Inc *	4,000	79
TowneBank	16,681	496
Universal Insurance Holdings Inc	9,682	155
Valley National Bancorp	63,306	687
Veritex Holdings Inc	28,505	663
Victory Capital Holdings Inc, Cl A	17,767	612
WaFd Inc	23,688	781
Zions Bancorp NA	68,627	3,011

		92,591
Health Care — 6.8%
Alkermes PLC *	36,434	1,011
AMN Healthcare Services Inc *	40,104	3,003
Amphastar Pharmaceuticals Inc *	11,205	693
Avanos Medical Inc *	7,759	174
Collegium Pharmaceutical Inc *	44,406	1,367
Computer Programs and Systems Inc *	18,821	211
Cross Country Healthcare Inc *	64,364	1,457
Dynavax Technologies Corp *	34,987	489
Eagle Pharmaceuticals Inc/DE *	3,432	18
Enovis Corp *	31,176	1,747
Globus Medical Inc, Cl A *	20,949	1,116
Halozyme Therapeutics Inc *	22,938	848
Harmony Biosciences Holdings Inc *	14,193	458
Inmode Ltd *	93,672	2,083
Innoviva Inc *	18,530	297

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Integra LifeSciences Holdings Corp *	53,156	$2,315
Ironwood Pharmaceuticals Inc, Cl A *	95,787	1,096
Ligand Pharmaceuticals Inc *	1,726	123
LivaNova PLC *	24,436	1,264
OraSure Technologies Inc *	26,885	220
Organon & Co	39,778	574
Patterson Cos Inc	31,200	888
Pediatrix Medical Group Inc *	26,858	250
PetIQ Inc, Cl A *	4,069	80
Premier Inc, Cl A	24,946	558
Prestige Consumer Healthcare Inc, Cl A *	15,968	978
QuidelOrtho Corp *	11,205	826
Select Medical Holdings Corp	19,405	456
Vanda Pharmaceuticals Inc *	17,148	72
Varex Imaging Corp *	4,500	92
Veradigm Inc *	30,920	324
Zimvie Inc *	6,970	124
Zymeworks Inc *	17,902	186

		25,398
Industrials — 15.5%
ABM Industries Inc	33,795	1,515
ACCO Brands Corp	232,878	1,416
Alaska Air Group Inc *	13,958	545
Allison Transmission Holdings Inc	20,331	1,182
Apogee Enterprises Inc	16,418	877
ArcBest Corp	14,192	1,706
Argan Inc	1,080	51
Astec Industries Inc	21,961	817
Atkore Inc *	11,712	1,874
Barnes Group Inc	29,539	964
BlueLinx Holdings Inc *	2,564	291
Boise Cascade Co	17,713	2,291
BWX Technologies Inc, Cl W	42,935	3,294
CoreCivic Inc *‡	4,868	71
Costamare Inc	14,000	146
CSG Systems International Inc	13,447	715
Deluxe Corp	18,347	394
Eagle Bulk Shipping Inc	4,025	223
EMCOR Group Inc	3,558	766
Encore Wire Corp	11,096	2,370
Ennis Inc	19,446	426
Esab Corp	30,040	2,602
Fluor Corp *	8,161	320
Gates Industrial Corp PLC *	61,180	821
Griffon Corp	12,829	782
GXO Logistics Inc *	51,779	3,167
Heidrick & Struggles International Inc	5,834	172
Hub Group Inc, Cl A *	716	66
Interface Inc, Cl A	37,821	477
JetBlue Airways Corp *	12,059	67
Kaman Corp, Cl A	27,649	662
Kelly Services Inc, Cl A	28,110	608

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kennametal Inc	13,610	$351
ManpowerGroup Inc	5,726	455
Masterbrand Inc *	13,510	201
Matson Inc	9,921	1,087
Middleby Corp/The *	6,088	896
Moog Inc, Cl A	5,355	775
Mueller Industries Inc	45,453	2,143
OPENLANE Inc *	137,204	2,032
Oshkosh Corp	14,278	1,548
Park-Ohio Holdings Corp	9,160	247
Primoris Services Corp	17,669	587
Quanex Building Products Corp	7,434	227
Radiant Logistics Inc *	7,598	50
RB Global Inc	14,153	947
Resources Connection Inc	4,888	69
Rush Enterprises Inc, Cl A	21,860	1,100
Ryder System Inc	17,282	1,988
Safe Bulkers Inc	21,291	84
SkyWest Inc *	7,550	394
Steelcase Inc, Cl A	19,214	260
Terex Corp	33,833	1,944
Timken Co/The	12,446	998
Titan International Inc *	15,000	223
TrueBlue Inc *	11,651	179
Tutor Perini Corp *	13,978	127
UFP Industries Inc	1,794	225
Universal Logistics Holdings Inc	2,000	56
Verra Mobility Corp, Cl A *	90,293	2,079
Wabash National Corp	51,246	1,313
WESCO International Inc	11,955	2,079
XPO Inc *	15,990	1,401

		57,743
Information Technology — 7.8%
ACI Worldwide Inc *	53,567	1,639
Amkor Technology Inc	77,604	2,582
Avnet Inc	25,204	1,270
Cirrus Logic Inc *	9,711	808
Clearfield Inc *	8,886	258
Consensus Cloud Solutions Inc *	20,506	537
Diodes Inc *	7,091	571
Ebix Inc	9,000	9
Immersion Corp	10,000	71
Insight Enterprises Inc *	4,961	879
Kyndryl Holdings Inc *	20,161	419
NCR Voyix Corp *	29,392	497
NetScout Systems Inc *	5,753	126
Photronics Inc *	162,814	5,108
Rimini Street Inc *	11,454	37
Sanmina Corp *	45,524	2,339
ScanSource Inc *	13,000	515
Silicon Motion Technology Corp ADR	44,201	2,708
Super Micro Computer Inc *	4,379	1,245

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TD SYNNEX Corp	7,808	$840
Teledyne Technologies Inc *	2,854	1,274
Teradata Corp *	20,924	910
TTM Technologies Inc *	51,741	818
Unisys Corp *	21,481	121
Verint Systems Inc *	45,160	1,221
Vishay Intertechnology Inc	51,006	1,223
Vontier Corp	20,218	699
Xerox Holdings Corp	28,057	514

		29,238
Materials — 7.0%
AdvanSix Inc	20,220	606
Alpha Metallurgical Resources Inc	3,953	1,340
Ashland Inc	14,645	1,235
Axalta Coating Systems Ltd *	88,200	2,996
Berry Global Group Inc	11,957	806
Chemours Co/The	17,806	561
Clearwater Paper Corp *	5,502	199
Commercial Metals Co, Cl A	79,868	3,996
FMC Corp	45,741	2,884
Greif Inc, Cl A	22,485	1,475
Ingevity Corp *	8,801	415
Koppers Holdings Inc	19,946	1,022
LSB Industries Inc *	17,800	166
Minerals Technologies Inc	1,133	81
O-I Glass Inc, Cl I *	53,532	877
Rayonier Advanced Materials Inc *	20,000	81
Ryerson Holding Corp	19,779	686
Silgan Holdings Inc	98,873	4,474
SunCoke Energy Inc	77,888	836
Sylvamo Corp	6,400	314
Valhi Inc	1,055	16
Warrior Met Coal Inc	14,580	889

		25,955
Real Estate — 5.7%
American Assets Trust Inc ‡	41,663	938
Apple Hospitality REIT Inc ‡	46,338	770
Brandywine Realty Trust ‡	50,078	270
Brixmor Property Group Inc ‡	24,560	571
Chatham Lodging Trust ‡	27,302	293
DiamondRock Hospitality Co ‡	71,232	669
Diversified Healthcare Trust ‡	45,722	171
EPR Properties, Cl A ‡	21,121	1,023
Equity Commonwealth ‡	76,378	1,466
Forestar Group Inc *	5,053	167
Franklin Street Properties Corp ‡	59,648	153
Gaming and Leisure Properties Inc ‡	75,734	3,737
Global Net Lease Inc ‡	50,497	502
Highwoods Properties Inc ‡	48,633	1,117
Kite Realty Group Trust ‡	31,818	727
Newmark Group Inc, Cl A	158,881	1,741

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NexPoint Diversified Real Estate Trust ‡	12,828	$102
Office Properties Income Trust ‡	18,671	137
Orion Office REIT Inc ‡	16,000	92
Pebblebrook Hotel Trust ‡	37,327	596
Piedmont Office Realty Trust Inc, Cl A ‡	60,194	428
RLJ Lodging Trust ‡	118,738	1,392
Sabra Health Care REIT Inc ‡	76,726	1,095
Service Properties Trust ‡	40,865	349
Summit Hotel Properties Inc ‡	4,100	28
Sunstone Hotel Investors Inc ‡	70,162	753
Tanger Inc ‡	22,260	617
Uniti Group Inc ‡	115,229	666
Xenia Hotels & Resorts Inc ‡	37,673	513

		21,083
Utilities — 0.5%
Genie Energy Ltd, Cl B	5,000	140
National Fuel Gas Co	22,639	1,136
Northwest Natural Holding Co	3,030	118
ONE Gas Inc	2,026	129
Otter Tail Corp	2,199	187
UGI Corp	11,783	290

		2,000
Total Common Stock
(Cost $273,011) ($ Thousands)		367,713

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
5.410% **†(B)	1,125,939	$1,129

Total Affiliated Partnership
(Cost $1,126) ($ Thousands)		1,129

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	2,977,459	2,977

Total Cash Equivalent
(Cost $2,977) ($ Thousands)		2,977

Total Investments in Securities — 99.8%
(Cost $277,114) ($ Thousands)		$371,819

Percentages are based on Net Assets of $372,648 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $1,129 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1,689	$4,602	$(5,162)	$—	$—	$1,129	$12	$—
SEI Daily Income Trust, Government Fund, Institutional Class	3,706	16,869	(17,598)	—	—	2,977	45	—
Totals	$5,395	$21,471	$(22,760)	$–	$—	$4,106	$57	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 3.4%
Angi Inc, Cl A *	440,642	$1,097
Cargurus Inc, Cl A *	129,177	3,121
Gannett Co Inc *	41,493	95
Lions Gate Entertainment Corp, Cl A *	9,338	102
Lions Gate Entertainment Corp, Cl B *	34,928	356
Reservoir Media Inc *	65,495	467
Shutterstock Inc	7,874	380
TechTarget Inc *	27,293	951
TripAdvisor Inc *	30,510	657
Vivid Seats, Cl A *	206,879	1,307
Yelp Inc, Cl A *	34,782	1,647
ZipRecruiter Inc, Cl A *	111,409	1,549

		11,729
Consumer Discretionary — 13.3%
Abercrombie & Fitch Co, Cl A *	20,368	1,797
Adtalem Global Education Inc *	10,576	623
American Eagle Outfitters Inc	51,093	1,081
Atmus Filtration Technologies Inc *(A)	39,627	931
Beazer Homes USA Inc, Cl A *	8,491	287
Birkenstock Holding PLC *(A)	13,427	654
Bluegreen Vacations Holding Corp, Cl A	3,373	253
Carvana Co, Cl A *	3,903	207
Cavco Industries Inc *	2,255	782
Century Communities Inc	8,556	780
Chuy's Holdings Inc *	12,700	485
Clarus Corp	94,445	651
Dorman Products Inc *	7,043	587
Duolingo Inc, Cl A *	3,370	764
Everi Holdings Inc *	208,340	2,348
First Watch Restaurant Group Inc *	30,400	611
Frontdoor Inc *	14,496	511
Gap Inc/The	30,679	641
G-III Apparel Group Ltd *	55,709	1,893
Grand Canyon Education Inc *	8,446	1,115
Group 1 Automotive Inc	2,668	813
Hibbett Inc	1,399	101
Installed Building Products Inc	9,023	1,650
KB Home	39,755	2,483
Light & Wonder Inc, Cl A *	7,385	606
M/I Homes Inc *	5,414	746
MDC Holdings Inc	11,859	655
Meritage Homes Corp	1,779	310
Modine Manufacturing Co *	37,897	2,262
Murphy USA Inc	2,748	980
National Vision Holdings Inc *	50,909	1,066
OneSpaWorld Holdings Ltd *	50,328	710
Patrick Industries Inc	6,453	648
PlayAGS Inc *	233,613	1,969
Sally Beauty Holdings Inc *	57,351	762
SharkNinja	12,398	634

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Signet Jewelers Ltd	5,032	$540
Skechers USA Inc, Cl A *	37,065	2,311
Skyline Champion Corp *	3,116	231
Stoneridge Inc *	107,570	2,105
Stride Inc *	33,154	1,968
Toll Brothers Inc	8,298	853
TRI Pointe Homes Inc *	16,807	595
Upbound Group Inc	15,900	540
Urban Outfitters Inc *	34,667	1,237
Wingstop Inc, Cl A	3,050	783
Worthington Industries Inc	8,576	494
WW International Inc *	8,103	71

		45,124
Consumer Staples — 3.3%
Beauty Health Co/The *	173,939	541
BellRing Brands Inc *	22,012	1,220
Celsius Holdings Inc *	8,835	482
Coca-Cola Consolidated Inc	246	228
Dole PLC	48,138	592
elf Beauty Inc *	8,839	1,276
Inter Parfums Inc	7,093	1,022
MGP Ingredients Inc	9,088	895
Primo Water Corp	16,771	252
Sprouts Farmers Market Inc *	29,298	1,410
Turning Point Brands Inc	100,014	2,632
Utz Brands Inc	37,500	609

		11,159
Energy — 4.4%
Archrock Inc	64,988	1,001
Centrus Energy Corp, Cl A *	8,728	475
Chord Energy Corp	2,870	477
Civitas Resources Inc	20,294	1,388
CVR Energy Inc	17,387	527
Gulfport Energy Corp *	4,231	564
International Seaways Inc	12,755	580
Liberty Energy Inc, Cl A	28,540	518
Magnolia Oil & Gas Corp, Cl A	24,000	511
Newpark Resources Inc, Cl A *	170,400	1,131
Oceaneering International Inc, Cl A *	8,930	190
Par Pacific Holdings Inc *	19,864	722
Peabody Energy Corp	20,997	511
Permian Resources Corp, Cl A	16,464	224
Scorpio Tankers Inc	11,069	673
SFL Corp Ltd	37,418	422
Teekay Tankers Ltd, Cl A	12,620	631
Tidewater Inc *	4,792	345
Uranium Energy *	74,101	474
Viper Energy, Cl A	53,133	1,667
Weatherford International PLC *	19,436	1,901

		14,932

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 11.4%
Affirm Holdings Inc, Cl A *	14,869	$731
AvidXchange Holdings Inc *	43,000	533
Axos Financial Inc *	14,767	806
Banco Latinoamericano de Comercio Exterior SA, Cl E	4,185	104
Bancorp Inc/The *	8,838	341
BankUnited Inc	24,289	788
BGC Group, Cl A	174,829	1,262
City Holding Co	12,176	1,343
Coastal Financial Corp/WA *	2,916	130
Customers Bancorp Inc *	23,268	1,341
Donnelley Financial Solutions Inc *	19,176	1,196
Enact Holdings	20,134	582
Evercore Inc, Cl A	4,403	753
EVERTEC Inc	14,496	593
EZCORP Inc, Cl A *	71,305	623
FB Financial Corp	15,992	637
Federal Agricultural Mortgage Corp, Cl C	8,982	1,718
FirstCash Holdings Inc	6,193	671
Goosehead Insurance Inc, Cl A *	6,468	490
Hancock Whitney Corp, Cl A	10,602	515
HCI Group Inc	7,696	673
Heartland Financial USA Inc	13,359	502
Houlihan Lokey Inc, Cl A	5,282	633
International Money Express Inc *	110,154	2,433
Kinsale Capital Group Inc	2,130	713
Lemonade Inc *	12,628	204
Live Oak Bancshares Inc	26,167	1,191
Merchants Bancorp/IN	17,455	743
MGIC Investment Corp	34,449	665
Mr Cooper Group Inc *	42,561	2,772
Navient Corp	24,318	453
NMI Holdings Inc, Cl A *	19,220	570
Northwest Bancshares Inc	51,343	641
Old National Bancorp/IN, Cl A	36,800	622
Pathward Financial Inc	11,351	601
Payoneer Global Inc *	24,898	130
PennyMac Financial Services Inc	11,829	1,045
Peoples Bancorp Inc/OH	19,470	657
Preferred Bank/Los Angeles CA	9,400	687
PROG Holdings Inc *	28,679	886
Radian Group Inc	21,342	609
Remitly Global Inc *	7,580	147
Skyward Specialty Insurance Group *	37,402	1,267
Southern Missouri Bancorp Inc	2,012	107
StoneCo Ltd, Cl A *	47,287	853
United Bankshares Inc/WV	18,918	710
Walker & Dunlop Inc	6,257	695
Westamerica BanCorp	11,650	657
WisdomTree Inc	171,740	1,190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WSFS Financial Corp	15,073	$692

		38,905
Health Care — 19.2%
4D Molecular Therapeutics Inc *	43,083	873
ACADIA Pharmaceuticals Inc *	27,567	863
Addus HomeCare Corp *	5,354	497
Alpine Immune Sciences Inc *	30,907	589
Amphastar Pharmaceuticals Inc *	16,531	1,022
ANI Pharmaceuticals Inc *	9,745	537
Arcellx Inc *	13,877	770
Arvinas Inc *	27,114	1,116
Aurinia Pharmaceuticals Inc *	53,626	482
Axogen Inc *	162,402	1,109
Axonics Inc *	8,423	524
Biohaven Ltd *	18,341	785
Blueprint Medicines Corp *	18,438	1,701
Bridgebio Pharma Inc *	28,059	1,133
Brookdale Senior Living Inc, Cl A *	97,364	567
C4 Therapeutics Inc *(A)	142,932	808
CareDx Inc *	72,593	871
Catalyst Pharmaceuticals Inc *	37,553	631
Certara Inc *	56,738	998
CONMED Corp	7,815	856
Corcept Therapeutics Inc *	20,150	655
CorVel Corp *	578	143
Crinetics Pharmaceuticals Inc *	20,566	732
CVRx Inc *	22,278	700
Cymabay Therapeutics Inc *	42,641	1,007
Cytokinetics Inc *	9,301	777
Definitive Healthcare Corp, Cl A *	134,892	1,341
Disc Medicine Inc, Cl A *	10,884	629
Ensign Group Inc/The	6,253	702
Evolent Health Inc, Cl A *	7,665	253
EyePoint Pharmaceuticals Inc *	28,708	663
Glaukos Corp *	8,487	675
Haemonetics Corp *	5,845	500
Harmony Biosciences Holdings Inc *	18,571	600
HealthEquity Inc *	26,020	1,725
Hims & Hers Health Inc *	33,247	296
Ideaya Biosciences *	22,712	808
ImmunoGen Inc *	23,055	684
Immunovant Inc *	22,942	967
Inhibrx Inc *	26,149	994
Insmed Inc *	26,136	810
Integer Holdings Corp *	6,502	644
Intra-Cellular Therapies Inc, Cl A *	22,207	1,590
iTeos Therapeutics Inc *	7,324	80
Kiniksa Pharmaceuticals Ltd, Cl A *	34,898	612
Lantheus Holdings Inc *	16,490	1,022
LifeMD *	71,764	595
Ligand Pharmaceuticals Inc *	7,840	560
LivaNova PLC *	8,778	454

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Madrigal Pharmaceuticals Inc *	438	$101
MaxCyte Inc *(A)	94,508	444
Medpace Holdings Inc *	9,175	2,812
Merit Medical Systems Inc *	28,277	2,148
Nevro Corp *	48,048	1,034
Nurix Therapeutics Inc *	10,070	104
Nuvalent Inc, Cl A *	20,753	1,527
Olema Pharmaceuticals *	33,686	473
Omnicell Inc *	9,642	363
OraSure Technologies Inc *	22,964	188
ORIC Pharmaceuticals Inc *	88,727	816
Paragon 28 Inc *	43,751	544
Pediatrix Medical Group Inc *	63,149	587
Phreesia Inc *	22,481	520
PMV Pharmaceuticals Inc *	223,750	694
PROCEPT BioRobotics Corp *	12,227	512
Progyny Inc *	16,095	598
QuidelOrtho Corp *	28,601	2,108
RadNet Inc *	19,637	683
RayzeBio *	6,700	417
Relay Therapeutics Inc *	72,577	799
RxSight Inc *	18,956	764
Scholar Rock Holding Corp *	27,051	509
SI-BONE Inc *	5,117	107
Silk Road Medical Inc *	80,490	988
Soleno Therapeutics *	14,634	589
Sonendo Inc *	161,953	34
SpringWorks Therapeutics Inc *	20,523	749
Structure Therapeutics ADR *	17,186	701
Tandem Diabetes Care Inc *	49,052	1,451
Tenet Healthcare Corp *	6,819	515
TransMedics Group Inc *	13,377	1,056
Veracyte Inc *	65,871	1,812
Viking Therapeutics Inc *	35,017	652

		65,349
Industrials — 21.8%
AAON Inc	10,902	805
ACV Auctions Inc, Cl A *	156,511	2,371
Alight Inc, Cl A *	382,123	3,260
API Group Corp *	30,374	1,051
Applied Industrial Technologies Inc, Cl A	9,971	1,722
ArcBest Corp	7,274	874
Atkore Inc *	1,208	193
Avis Budget Group Inc	756	134
AZZ Inc	11,709	680
Beacon Roofing Supply Inc *	21,660	1,885
Boise Cascade Co	12,574	1,627
Brady Corp, Cl A	10,856	637
Byrna Technologies Inc *(A)	167,730	1,072
CECO Environmental Corp *	31,489	639
Cimpress PLC *	25,227	2,019
Comfort Systems USA Inc	7,478	1,538

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Construction Partners Inc, Cl A *	17,824	$776
Core & Main Inc, Cl B *	18,740	757
CoreCivic Inc *‡	39,361	572
Crane Co	6,836	808
Curtiss-Wright Corp	3,143	700
Dycom Industries Inc *	7,437	856
Eagle Bulk Shipping Inc	2,259	125
Encore Wire Corp	3,802	812
Esab Corp	8,474	734
ESCO Technologies Inc	6,951	813
ExlService Holdings Inc *	49,435	1,525
Forrester Research Inc *	56,575	1,517
FTAI Aviation Ltd	22,455	1,042
GEO Group *‡	14,045	152
Gibraltar Industries Inc *	8,402	664
GMS Inc *	22,968	1,893
Greenbrier Cos Inc/The	15,791	698
Griffon Corp	23,666	1,442
H&E Equipment Services Inc	11,154	584
Heartland Express Inc	50,517	720
Herman Miller Inc	19,380	517
Hillenbrand Inc	4,333	207
HNI Corp	12,492	523
Hudson Technologies Inc *	193,813	2,615
Huron Consulting Group Inc *	6,268	644
IES Holdings *	7,093	562
Janus International Group Inc *	58,750	767
John Bean Technologies Corp, Cl A	2,251	224
Kadant Inc	1,985	556
Kirby Corp *	19,317	1,516
Korn Ferry	1,896	113
Kratos Defense & Security Solutions Inc *	25,702	521
Legalzoom.com Inc *	188,682	2,132
Leonardo DRS *	37,216	746
Limbach Holdings Inc *	2,901	132
Manitowoc Co Inc/The *	38,351	640
Matson Inc	30,344	3,326
McGrath RentCorp	6,090	728
Montrose Environmental Group Inc *	33,907	1,089
Moog Inc, Cl A	5,007	725
MYR Group Inc *	3,915	566
NEXTracker Inc, Cl A *	15,004	703
nVent Electric PLC	8,010	473
OPENLANE Inc *	38,066	564
Parsons Corp *	12,026	754
Powell Industries Inc	13,789	1,219
Primoris Services Corp	19,244	639
RB Global Inc	44,716	2,991
REV Group Inc	12,189	221
Rush Enterprises Inc, Cl A	6,514	328
Safe Bulkers Inc	30,960	122
Science Applications International Corp	5,363	667

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simpson Manufacturing Co Inc	5,540	$1,097
SkyWest Inc *	19,771	1,032
SP Plus Corp *	15,026	770
SPX Technologies Inc *	5,876	594
Sterling Infrastructure Inc *	13,273	1,167
Tennant Co	7,141	662
Thermon Group Holdings Inc *	19,941	649
Transcat Inc *	945	103
TriNet Group Inc *	5,150	612
Vertiv Holdings Co, Cl A	16,481	792
Watts Water Technologies Inc, Cl A	3,588	748
XPO Inc *	9,151	802

		74,255
Information Technology — 16.8%
8x8 Inc *	412,535	1,559
ACM Research Inc, Cl A *	32,714	639
Agilysys Inc *	8,472	719
Alkami Technology Inc *	88,741	2,152
Allegro MicroSystems Inc *	59,958	1,815
Amplitude Inc, Cl A *	74,303	945
Appfolio Inc, Cl A *	3,309	573
Asana Inc, Cl A *	3,000	57
Aurora Innovation, Cl A *	28,847	126
AvePoint *	79,483	653
Axcelis Technologies Inc *	5,628	730
Badger Meter Inc	8,569	1,323
Belden Inc	3,908	302
Blackbaud Inc, Cl A *	17,599	1,526
Braze, Cl A *	22,953	1,220
Calix Inc *	13,283	580
Cleanspark *	61,722	681
Clear Secure, Cl A	28,232	583
CommVault Systems *	8,802	703
Consensus Cloud Solutions Inc *	89,733	2,352
Credo Technology Group Holding Ltd *	25,492	496
CS Disco *	80,541	611
Daktronics Inc *	11,060	94
Elastic NV *	6,050	682
Fabrinet *	6,559	1,248
Fastly Inc, Cl A *	6,943	124
Freshworks, Cl A *	6,191	145
Impinj Inc *	3,778	340
Informatica Inc, Cl A *	31,030	881
Insight Enterprises Inc *	9,077	1,608
Instructure Holdings Inc *	6,419	173
Intapp Inc *	20,648	785
InterDigital Inc	7,707	837
JFrog Ltd *	22,484	778
Kulicke & Soffa Industries Inc	9,924	543
Kyndryl Holdings Inc *	36,128	751
LiveRamp Holdings Inc *	48,889	1,852

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MACOM Technology Solutions Holdings Inc *	11,752	$1,092
Mirion Technologies Inc, Cl A *	264,272	2,709
Nutanix Inc, Cl A *	22,717	1,083
Onto Innovation Inc *	6,461	988
OSI Systems Inc *	5,320	687
PagerDuty Inc *	94,556	2,189
PDF Solutions Inc *	16,746	538
PowerSchool Holdings Inc, Cl A *	27,264	642
Progress Software Corp	10,100	549
Q2 Holdings Inc *	20,549	892
Qualys Inc *	15,879	3,117
Rambus Inc *	14,770	1,008
SEMrush Holdings, Cl A *	17,863	244
SentinelOne Inc, Cl A *	28,350	778
Silicon Laboratories Inc *	531	70
SolarWinds Corp *	108,695	1,358
Sprinklr Inc, Cl A *	36,493	439
SPS Commerce Inc *	6,057	1,174
Super Micro Computer Inc *	6,578	1,870
TTM Technologies Inc *	44,297	700
Universal Display Corp	2,766	529
Varonis Systems Inc, Cl B *	23,302	1,055
Veeco Instruments Inc *	23,726	736
Vertex Inc, Cl A *	28,716	774
Xerox Holdings Corp	37,843	694

		57,101
Materials — 2.4%
Alpha Metallurgical Resources Inc	1,642	556
Aspen Aerogels Inc *	98,660	1,557
Carpenter Technology Corp	19,657	1,392
Koppers Holdings Inc	14,135	724
Orion SA	11,032	306
Quaker Chemical Corp	3,368	719
Ramaco Resources, Cl A	32,398	557
Ranpak Holdings Corp, Cl A *	207,022	1,205
Summit Materials Inc, Cl A *	16,253	625
TimkenSteel Corp *	27,487	644

		8,285
Real Estate — 2.4%
Acadia Realty Trust ‡	42,232	718
Alexander & Baldwin Inc ‡	10,340	197
American Assets Trust Inc ‡	28,809	648
Centerspace ‡	10,569	615
COPT Defense Properties ‡	22,909	587
Forestar Group Inc *	3,252	108
Getty Realty Corp ‡	17,871	522
Innovative Industrial Properties Inc, Cl A ‡	7,266	733
Macerich Co/The ‡	45,193	697
Newmark Group Inc, Cl A	36,897	404
Plymouth Industrial REIT Inc ‡	29,676	714

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tanger Factory Outlet Centers Inc ‡	53,600	$1,486
Terreno Realty Corp ‡	10,156	636

		8,065
Utilities — 0.9%
Avista Corp	15,899	568
Consolidated Water Co Ltd	2,771	99
New Jersey Resources Corp	11,557	515
Northwest Natural Holding Co	10,655	415
Otter Tail Corp	11,414	970
Pure Cycle Corp *	53,892	564

		3,131
Total Common Stock
(Cost $278,505) ($ Thousands)		338,035

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, LP
5.410% **†(B)	3,069,138	3,064

Total Affiliated Partnership
(Cost $3,069) ($ Thousands)		3,064

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	3,372,298	$3,372

Total Cash Equivalent
(Cost $3,372) ($ Thousands)		3,372

Total Investments in Securities — 101.2%
(Cost $284,946) ($ Thousands)		$344,471

Percentages are based on Net Assets of $340,447 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $3,064 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$2,403	$5,325	$(4,663)	$—	$(1)	$3,064	$21	$—
SEI Daily Income Trust, Government Fund, Institutional Class	3,887	19,110	(19,625)	—	—	3,372	56	—
Totals	$6,290	$24,435	$(24,288)	$–	$(1)	$6,436	$77	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 4.0%
Cinemark Holdings Inc *	424,706	$5,984
Cogent Communications Holdings Inc	12,431	946
EchoStar Corp, Cl A *	37,075	614
Electronic Arts Inc	2,290	313
Eventbrite Inc, Cl A *	95,148	795
IAC Inc *	3,105	163
Interpublic Group of Cos Inc/The	24,754	808
Iridium Communications Inc	8,370	345
John Wiley & Sons Inc, Cl A	17,159	545
Lions Gate Entertainment Corp, Cl A *	32,962	359
Match Group Inc *	1,449	53
Nexstar Media Group Inc, Cl A	67,851	10,636
Shutterstock Inc	14,686	709
Take-Two Interactive Software Inc, Cl A *	3,431	552
TKO Group Holdings Inc, Cl A	33,577	2,739
Ziff Davis Inc *	112,296	7,545

		33,106
Consumer Discretionary — 9.6%
Abercrombie & Fitch Co, Cl A *	3,827	338
Accel Entertainment Inc, Cl A *	39,410	405
Advance Auto Parts Inc	42,819	2,613
American Eagle Outfitters Inc	12,590	266
Asbury Automotive Group Inc *	3,907	879
AutoNation Inc *	1,730	260
Bloomin' Brands Inc	216,720	6,101
Bright Horizons Family Solutions Inc *	1,538	145
Brinker International Inc *	215,582	9,309
Carrols Restaurant Group Inc	355,436	2,801
Carter's Inc	13,757	1,030
Coursera Inc *	68,450	1,326
Dave & Buster's Entertainment Inc *	43,840	2,361
Deckers Outdoor Corp *	2,797	1,870
Duolingo Inc, Cl A *	9,465	2,147
Etsy Inc *	6,503	527
Frontdoor Inc *	21,087	743
Group 1 Automotive Inc	4,472	1,363
Haverty Furniture Cos Inc	17,831	633
Helen of Troy Ltd *	8,526	1,030
Hibbett Inc	17,681	1,273
LCI Industries	16,429	2,065
Lithia Motors Inc, Cl A	24,454	8,052
LKQ Corp	44,011	2,103
Modine Manufacturing Co *	73,025	4,360
Murphy USA Inc	5,255	1,874
Ollie's Bargain Outlet Holdings Inc *	3,893	295
Penske Automotive Group Inc, Cl A	386	62
Pool Corp	14,024	5,591
Skechers USA Inc, Cl A *	19,536	1,218
Stride Inc *	38,570	2,290
Taylor Morrison Home Corp, Cl A *	45,726	2,439

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Udemy Inc *	58,915	$868
Universal Technical Institute Inc *	18,282	229
Urban Outfitters Inc *	150,997	5,389
Vail Resorts Inc	9,517	2,032
Victoria's Secret & Co *	88,282	2,343
Whirlpool Corp	3,320	404
Williams-Sonoma Inc	2,639	532
Winmark Corp	1,329	555

		80,121
Consumer Staples — 5.2%
BellRing Brands Inc *	10,378	575
BJ's Wholesale Club Holdings Inc *	21,678	1,445
Cal-Maine Foods Inc	80	5
Casey's General Stores Inc	3,155	867
Central Garden & Pet Co, Cl A *	15,496	683
Coca-Cola Consolidated Inc	2,500	2,321
Darling Ingredients Inc *	16,819	838
elf Beauty Inc *	11,364	1,640
Flowers Foods Inc	23,770	535
Fresh Del Monte Produce Inc	14,071	369
Freshpet Inc *	8,866	769
Ingles Markets Inc, Cl A	6,621	572
Ingredion Inc	14,851	1,612
J & J Snack Foods Corp	7,030	1,175
J M Smucker Co/The	2,328	294
John B Sanfilippo & Son Inc	5,357	552
Kroger Co/The	6,156	281
Medifast Inc	37,904	2,548
Nature's Sunshine Products Inc *	31,291	541
Pilgrim's Pride Corp *	278,987	7,717
PriceSmart Inc	12,015	911
Primo Water Corp	86,629	1,304
Seaboard Corp	144	514
Seneca Foods Corp, Cl A *	315	17
Sovos Brands Inc *	55,054	1,213
Spectrum Brands Holdings Inc	75,995	6,062
Sprouts Farmers Market Inc *	27,834	1,339
Universal Corp/VA	18,077	1,217
US Foods Holding Corp *	10,313	468
USANA Health Sciences Inc *	4,731	254
Village Super Market Inc, Cl A	16,517	433
Vita Coco Co Inc/The *	32,446	832
Vital Farms Inc *	77,527	1,216
Weis Markets Inc	27,069	1,731

		42,850
Energy — 5.1%
Archrock Inc	16,343	252
Ardmore Shipping Corp	27,181	383
ChampionX Corp	14,821	433
CNX Resources Corp *	16,326	326
Coterra Energy Inc	69,602	1,776

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delek US Holdings Inc	331,230	$8,546
DHT Holdings Inc	83,305	817
Diamond Offshore Drilling Inc *	101,714	1,322
Diamondback Energy Inc, Cl A	12,076	1,873
DT Midstream Inc	75,095	4,115
Golar LNG Ltd	5,175	119
Gulfport Energy Corp *	11,603	1,545
HF Sinclair Corp	40,000	2,223
International Seaways Inc	21,180	963
Magnolia Oil & Gas Corp, Cl A	80,870	1,722
Marathon Petroleum Corp	7,296	1,082
Par Pacific Holdings Inc *	21,115	768
Pioneer Natural Resources Co	3,254	732
Southwestern Energy Co *	659,689	4,321
TechnipFMC PLC	164,634	3,316
Teekay Corp *	107,083	766
Teekay Tankers Ltd, Cl A	23,249	1,162
Tidewater Inc *	18,164	1,310
Viper Energy Inc, Cl A	71,469	2,243

		42,115
Financials — 18.2%
1st Source Corp	7,047	387
Allstate Corp/The	990	139
American Equity Investment Life Holding Co *	40,116	2,238
American Financial Group Inc/OH	13,674	1,626
Ameriprise Financial Inc	4,701	1,786
Arch Capital Group Ltd *	10,008	743
Axos Financial Inc *	48,113	2,627
Bain Capital Specialty Finance Inc	123,828	1,866
Banc of California Inc	139,984	1,880
Banco Latinoamericano de Comercio Exterior SA, Cl E	26,811	663
Bank OZK	55,988	2,790
BankUnited Inc	6,774	220
BGC Group Inc, Cl A	1,099,126	7,936
Cambridge Bancorp	2,114	147
Cantaloupe Inc *	139,710	1,035
Capital City Bank Group Inc	9,652	284
Cass Information Systems Inc	8,453	381
Cboe Global Markets Inc	3,600	643
City Holding Co	9,869	1,088
CNO Financial Group Inc	301,615	8,415
Columbia Banking System Inc	348,793	9,306
Comerica Inc	6,969	389
Community Trust Bancorp Inc	21,646	949
Diamond Hill Investment Group Inc	2,001	331
Donnelley Financial Solutions Inc *	39,415	2,458
Eagle Bancorp Inc	21,162	638
Employers Holdings Inc	17,888	705
Enova International Inc *	9,200	509
Enstar Group Ltd *	314	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essent Group Ltd	17,254	$910
Euronet Worldwide Inc *	60,730	6,163
Everest Group Ltd	6,060	2,143
EVERTEC Inc	55,000	2,252
Federal Agricultural Mortgage Corp, Cl C	1,256	240
Financial Institutions Inc	38,747	825
First American Financial Corp	3,200	206
First Citizens BancShares Inc/NC, Cl A	775	1,100
First Commonwealth Financial Corp	316,920	4,893
First Community Bankshares Inc	66,479	2,466
First Interstate BancSystem Inc, Cl A	51,000	1,568
First Merchants Corp	43,616	1,617
FirstCash Holdings Inc	12,666	1,373
Flywire Corp *	15,233	353
FNB Corp/PA	494,669	6,812
GCM Grosvenor Inc	76,518	686
Global Payments Inc	1,009	128
Goosehead Insurance Inc, Cl A *	2,366	179
Great Southern Bancorp Inc	13,042	774
Hamilton Lane Inc, Cl A	9,000	1,021
Hanover Insurance Group Inc/The, Cl A	25,705	3,121
Heritage Insurance Holdings Inc *	236,450	1,542
HomeTrust Bancshares Inc	4,975	134
Horace Mann Educators Corp, Cl A	66,934	2,189
Independent Bank Corp/MI	12,857	335
Jackson Financial Inc, Cl A	160,532	8,219
KeyCorp	110,042	1,585
Lincoln National Corp	309,674	8,352
MarketAxess Holdings Inc	350	102
Merchants Bancorp/IN	59,391	2,529
MidWestOne Financial Group Inc	30,180	812
Nelnet Inc, Cl A	7,668	676
NMI Holdings Inc, Cl A *	16,031	476
OFG Bancorp	133,441	5,001
Old National Bancorp/IN, Cl A	213,777	3,611
Oscar Health Inc, Cl A *	122,726	1,123
Pacific Premier Bancorp Inc	115,527	3,363
Patria Investments Inc, Cl A	6,734	104
Paymentus Holdings Inc, Cl A *	102,307	1,828
Peoples Bancorp Inc/OH	7,310	247
PJT Partners Inc, Cl A	14,364	1,463
Popular Inc	11,261	924
Preferred Bank/Los Angeles CA	13,055	954
Reinsurance Group of America Inc, Cl A	7,938	1,284
Remitly Global Inc *	92,754	1,801
RenaissanceRe Holdings Ltd	4,308	844
Republic Bancorp Inc/KY, Cl A	17,019	939
Selective Insurance Group Inc	19,688	1,959
Sierra Bancorp	10,091	228
Starwood Property Trust Inc ‡	244,158	5,132
Westamerica BanCorp	18,168	1,025

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zions Bancorp NA	40,657	$1,784

		151,666
Health Care — 13.9%
ACADIA Pharmaceuticals Inc *	101,251	3,170
ADMA Biologics Inc *	263,628	1,192
Akero Therapeutics Inc *	15,000	350
Alkermes PLC *	68,608	1,903
Amicus Therapeutics Inc *	145,001	2,058
AMN Healthcare Services Inc *	39,483	2,956
Amphastar Pharmaceuticals Inc *	39,594	2,449
ANI Pharmaceuticals Inc *	36,413	2,008
Anika Therapeutics Inc *	49,576	1,123
Ascendis Pharma A/S ADR *	10,262	1,292
AtriCure Inc *	8,762	313
Aura Biosciences Inc *	23,641	209
Avanos Medical Inc *	19,405	435
Avista Public Acquisition Corp II, Cl W *	67,355	416
Axonics Inc *	10,000	622
BioCryst Pharmaceuticals Inc *	31,250	187
Biohaven Ltd *	7,698	329
Bioventus Inc, Cl A *	60,000	316
Catalyst Pharmaceuticals Inc *	41,058	690
Cencora Inc, Cl A	4,713	968
Charles River Laboratories International Inc *	7,525	1,779
Chemed Corp	5,665	3,313
Collegium Pharmaceutical Inc *	141,833	4,366
Corcept Therapeutics Inc *	24,000	780
CorVel Corp *	3,132	774
Crinetics Pharmaceuticals Inc *	6,227	222
Cross Country Healthcare Inc *	51,370	1,163
Cullinan Oncology Inc *	9,439	96
CVRx Inc *	36,296	1,141
Cymabay Therapeutics Inc *	57,644	1,362
Doximity Inc, Cl A *	67,559	1,894
Edgewise Therapeutics Inc *	61,045	668
Encompass Health Corp	19,928	1,330
Enovis Corp *	68,384	3,831
Ensign Group Inc/The	4,885	548
Establishment Labs Holdings Inc *	8,780	227
Globus Medical Inc, Cl A *	14,804	789
GoodRx Holdings Inc, Cl A *	180,764	1,211
Guardant Health Inc *	36,271	981
Haemonetics Corp *	18,602	1,591
Harmony Biosciences Holdings Inc *	9,936	321
HealthEquity Inc *	15,081	1,000
HealthStream Inc	61,213	1,655
Hims & Hers Health Inc *	148,456	1,321
ICON PLC *	7,886	2,232
ICU Medical Inc *	5,669	565
IDEXX Laboratories Inc *	458	254
ImmunoGen Inc *	41,360	1,226

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Incyte Corp *	3,300	$207
Inmode Ltd *	214,819	4,778
Insmed Inc *	22,493	697
Integra LifeSciences Holdings Corp *	143,571	6,253
Intra-Cellular Therapies Inc, Cl A *	10,000	716
Ionis Pharmaceuticals Inc *	6,047	306
Iovance Biotherapeutics Inc *	36,720	299
iRadimed Corp	12,610	599
Ironwood Pharmaceuticals Inc, Cl A *	44,052	504
Jazz Pharmaceuticals PLC *	5,000	615
Kiniksa Pharmaceuticals Ltd, Cl A *	31,021	544
LeMaitre Vascular Inc	21,975	1,247
Ligand Pharmaceuticals Inc *	15,446	1,103
LivaNova PLC *	66,167	3,423
Masimo Corp *	3,863	453
Medpace Holdings Inc *	12,810	3,927
Merit Medical Systems Inc *	17,000	1,291
Mettler-Toledo International Inc *	411	499
National HealthCare Corp	4,888	452
NeoGenomics Inc *	79,466	1,286
Neurocrine Biosciences Inc *	11,777	1,552
OmniAB Inc *	11,714	—
Option Care Health Inc *	40,000	1,348
OraSure Technologies Inc *	166,742	1,367
Pacira BioSciences Inc *	44,489	1,501
Penumbra Inc *	1,427	359
Perrigo Co PLC	16,772	540
Phibro Animal Health Corp, Cl A	27,283	316
Phreesia Inc *	9,510	220
Premier Inc, Cl A	44,605	997
Prestige Consumer Healthcare Inc, Cl A *	46,904	2,871
Puma Biotechnology Inc *	172,696	748
Quanterix Corp *	35,906	982
QuidelOrtho Corp *	12,373	912
Revance Therapeutics Inc *	25,252	222
Revvity Inc	12,707	1,389
Select Medical Holdings Corp	33,602	790
SI-BONE Inc *	30,011	630
Supernus Pharmaceuticals Inc *	38,026	1,100
Surmodics Inc *	28,095	1,021
Taro Pharmaceutical Industries Ltd *	25,554	1,068
Teleflex Inc	3,980	992
Tenet Healthcare Corp *	6,108	462
Theravance Biopharma Inc *	30,242	340
UFP Technologies Inc *	6,094	1,048
United Therapeutics Corp *	7,055	1,551
Utah Medical Products Inc	3,934	331
Varex Imaging Corp *	31,710	650
Viemed Healthcare Inc *	122,739	964
Voyager Therapeutics Inc *	89,195	753

		115,849

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 18.1%
A O Smith Corp	4,400	$363
AAON Inc	24,624	1,819
AAR Corp *	15,000	936
ABM Industries Inc	80,284	3,599
ACCO Brands Corp	414,648	2,521
Acuity Brands Inc	2,320	475
Advanced Drainage Systems Inc	15,809	2,223
AECOM	13,579	1,255
AeroVironment Inc *	8,052	1,015
Alamo Group Inc	3,073	646
Apogee Enterprises Inc	8,561	457
Applied Industrial Technologies Inc, Cl A	12,000	2,072
Astec Industries Inc	44,613	1,660
Barnes Group Inc	74,786	2,440
Barrett Business Services Inc	2,176	252
Boise Cascade Co	4,228	547
Bowman Consulting Group Ltd, Cl A *	13,427	477
Brink's Co/The	1,514	133
Broadridge Financial Solutions Inc	1,700	350
Builders FirstSource Inc *	9,855	1,645
BWX Technologies Inc, Cl W	92,285	7,081
CACI International Inc, Cl A *	1,073	347
Casella Waste Systems Inc, Cl A *	5,000	427
CBIZ Inc *	13,842	866
CECO Environmental Corp *	52,254	1,060
Cintas Corp	3,186	1,920
Clean Harbors Inc *	7,022	1,225
Construction Partners Inc, Cl A *	10,288	448
CRA International Inc	11,678	1,154
CSG Systems International Inc	16,685	888
CSW Industrials Inc	1,824	378
Curtiss-Wright Corp	12,804	2,853
Ducommun Inc *	8,335	434
EMCOR Group Inc	17,604	3,792
EnerSys	5,194	524
Esab Corp	75,081	6,504
ExlService Holdings Inc *	78,160	2,411
Exponent Inc	24,959	2,197
Fluor Corp *	11,279	442
Franklin Covey Co *	7,478	326
FTI Consulting Inc *	6,375	1,270
Gorman-Rupp Co/The	13,217	470
GXO Logistics Inc *	94,631	5,788
H&E Equipment Services Inc	3,659	191
Heartland Express Inc	19,457	277
Hillenbrand Inc	1,943	93
Hub Group Inc, Cl A *	12,964	1,192
Huntington Ingalls Industries Inc, Cl A	1,235	321
Huron Consulting Group Inc *	1,476	152
Hyster-Yale Materials Handling Inc	27,932	1,737
IDEX Corp	4,000	868

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kadant Inc	8,668	$2,430
Kaman Corp, Cl A	93,446	2,238
Kennametal Inc	62,000	1,599
Kforce Inc	10,057	679
L B Foster Co, Cl A *	52,793	1,161
L3Harris Technologies Inc	2,036	429
Landstar System Inc	8,600	1,665
Legalzoom.com Inc *	102,367	1,157
LSI Industries Inc	50,976	718
Luxfer Holdings PLC	54,534	488
Marten Transport Ltd	40,515	850
Masonite International Corp *	28,376	2,402
Matthews International Corp, Cl A	45,895	1,682
McGrath RentCorp	6,000	718
Miller Industries Inc/TN	36,016	1,523
MSA Safety Inc	10,698	1,806
MSC Industrial Direct Co Inc, Cl A	683	69
Mueller Industries Inc	16,000	754
MYR Group Inc *	22,025	3,185
National Presto Industries Inc	7,176	576
Old Dominion Freight Line Inc, Cl A	5,396	2,187
OPENLANE Inc *	259,680	3,846
Park Aerospace Corp	81,129	1,193
Powell Industries Inc	13,285	1,174
Primoris Services Corp	29,688	986
Proto Labs Inc *	18,063	704
Radiant Logistics Inc *	17,857	119
RB Global Inc	40,510	2,710
RBC Bearings Inc *	4,000	1,140
Resources Connection Inc	21,841	309
Rush Enterprises Inc, Cl A	58,383	2,937
RXO Inc *	50,356	1,171
Schneider National Inc, Cl B	13,231	337
Science Applications International Corp	13,698	1,703
Simpson Manufacturing Co Inc	7,500	1,485
SkyWest Inc *	9,331	487
SP Plus Corp *	1,746	89
Standex International Corp	5,842	925
Tennant Co	12,618	1,170
Terex Corp	32,509	1,868
Tetra Tech Inc	24,827	4,144
Textainer Group Holdings Ltd	44,446	2,187
Toro Co/The	2,800	269
UFP Industries Inc	9,396	1,180
United Rentals Inc	4,249	2,436
Upwork Inc *	34,708	516
Verra Mobility Corp, Cl A *	125,782	2,897
Watts Water Technologies Inc, Cl A	822	171
WESCO International Inc	27,748	4,825
Westinghouse Air Brake Technologies Corp	3,600	457
WNS Holdings Ltd ADR *	23,431	1,481
XPO Inc *	55,015	4,819

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	4,342	$497

		151,069
Information Technology — 14.2%
A10 Networks Inc	113,184	1,491
ACI Worldwide Inc *	175,639	5,375
Agilysys Inc *	17,117	1,452
Alkami Technology Inc *	21,481	521
Amdocs Ltd	6,162	542
Amkor Technology Inc	28,193	938
ANSYS Inc *	2,600	943
Appfolio Inc, Cl A *	977	169
Arista Networks Inc *	7,217	1,700
Arlo Technologies Inc *	92,723	883
Aspen Technology Inc *	8,071	1,777
Axcelis Technologies Inc *	16,688	2,164
Bel Fuse Inc, Cl B	23,489	1,568
Blackbaud Inc, Cl A *	21,437	1,859
Cadence Design Systems Inc *	8,055	2,194
Calix Inc *	22,676	991
CommVault Systems Inc *	19,305	1,541
Consensus Cloud Solutions Inc *	49,208	1,290
CTS Corp	7,000	306
Digital Turbine Inc *	103,280	708
Diodes Inc *	15,000	1,208
eGain Corp *	43,177	360
Entegris Inc	17,353	2,079
EPAM Systems Inc *	2,034	605
Fabrinet *	2,627	500
Fair Isaac Corp *	1,635	1,903
Fastly Inc, Cl A *	81,769	1,455
Freshworks Inc, Cl A *	15,088	354
Gartner Inc *	1,518	685
GoDaddy Inc, Cl A *	20,705	2,198
Hackett Group Inc/The	37,239	848
Ichor Holdings Ltd *	10,411	350
Insight Enterprises Inc *	21,641	3,835
Intapp Inc *	20,537	781
Iteris Inc *	200,952	1,045
Itron Inc *	10,084	761
Kimball Electronics Inc *	5,877	158
Kyndryl Holdings Inc *	21,829	454
Lantronix Inc *	154,864	907
Lattice Semiconductor Corp *	14,532	1,003
LiveRamp Holdings Inc *	42,672	1,616
Lumentum Holdings Inc *	2,779	146
MACOM Technology Solutions Holdings Inc *	5,522	513
Manhattan Associates Inc *	10,280	2,213
Monolithic Power Systems Inc	2,213	1,396
ON Semiconductor Corp *	39,853	3,329
OSI Systems Inc *	3,229	417
Palo Alto Networks Inc *	2,358	695

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PDF Solutions Inc *	6,638	$213
Perficient Inc *	12,505	823
Photronics Inc *	325,134	10,199
Power Integrations Inc	10,000	821
Progress Software Corp	5,788	314
PROS Holdings Inc *	41,930	1,626
PTC Inc *	21,595	3,778
Qualys Inc *	12,281	2,411
Radware Ltd *	11,981	200
Rambus Inc *	12,784	872
RingCentral Inc, Cl A *	773	26
Sapiens International Corp NV	7,611	220
ScanSource Inc *	6,359	252
Silicon Motion Technology Corp ADR	121,862	7,466
SolarWinds Corp *	151,165	1,888
Sprinklr Inc, Cl A *	18,500	223
SPS Commerce Inc *	16,563	3,211
Squarespace Inc, Cl A *	2,392	79
Super Micro Computer Inc *	19,516	5,548
Synopsys Inc *	2,761	1,422
Teledyne Technologies Inc *	13,018	5,810
Tenable Holdings Inc *	29,500	1,359
Teradata Corp *	20,106	875
Teradyne Inc	11,312	1,228
Tyler Technologies Inc *	4,508	1,885
Verint Systems Inc *	117,607	3,179
Vishay Precision Group Inc *	10,000	341
Wix.com Ltd *	11,682	1,437
Yext Inc *	46,180	272
Zuora Inc, Cl A *	22,198	209

		118,413
Materials — 5.9%
Alamos Gold Inc, Cl A	47,569	641
Albemarle Corp	3,497	505
Ashland Inc	48,101	4,055
Avery Dennison Corp	2,472	500
Axalta Coating Systems Ltd *	170,448	5,790
Balchem Corp	14,444	2,148
Carpenter Technology Corp	10,434	739
Century Aluminum Co *	59,619	724
Commercial Metals Co, Cl A	177,556	8,885
Crown Holdings Inc	4,800	442
FMC Corp	77,181	4,866
Fortitude Gold Corp	40,846	243
Hawkins Inc	12,136	855
Ingevity Corp *	40,768	1,925
Koppers Holdings Inc	10,287	527
Materion Corp	9,421	1,226
NewMarket Corp	1,035	565
Novagold Resources Inc *	83,135	311
Packaging Corp of America	2,600	423
Reliance Steel & Aluminum Co	1,602	448

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royal Gold Inc, Cl A	2,923	$354
Silgan Holdings Inc	241,282	10,918
Universal Stainless & Alloy Products Inc *	105,427	2,117

		49,207
Real Estate — 3.8%
Alexander & Baldwin Inc ‡	15,910	303
Alexander's Inc ‡	5,898	1,260
Centerspace ‡	14,377	837
Community Healthcare Trust Inc ‡	384	10
CoStar Group Inc *	26,241	2,293
EastGroup Properties Inc ‡	14,800	2,716
Equity Commonwealth ‡	24,155	464
Equity LifeStyle Properties Inc ‡	20,564	1,451
FRP Holdings Inc *	4,575	288
Gaming and Leisure Properties Inc ‡	160,161	7,904
Getty Realty Corp ‡	28,351	828
Gladstone Commercial Corp ‡	24,848	329
Highwoods Properties Inc ‡	139,102	3,194
Howard Hughes Holdings Inc *	9,600	821
Independence Realty Trust Inc ‡	67,618	1,034
Invitation Homes Inc ‡	23,648	807
Newmark Group Inc, Cl A	403,284	4,420
One Liberty Properties Inc ‡	10,678	234
Regency Centers Corp ‡	1,254	84
Ryman Hospitality Properties Inc ‡	10,995	1,210
Saul Centers Inc ‡	2,859	112
Sun Communities Inc ‡	1,400	187
Universal Health Realty Income Trust ‡	4,242	183
Ventas Inc ‡	7,436	371

		31,340
Utilities — 1.2%
Artesian Resources Corp, Cl A	16,327	677
Chesapeake Utilities Corp	6,037	638
IDACORP Inc, Cl A	10,909	1,073
MGE Energy Inc	16,399	1,186
Middlesex Water Co	16,481	1,081
Northwest Natural Holding Co	4,942	192
Northwestern Energy Group Inc	11,200	570
Otter Tail Corp	19,000	1,614
Portland General Electric Co	43,378	1,880
UGI Corp	6,450	159
Unitil Corp	12,924	679
York Water Co/The	9,081	351

		10,100
Total Common Stock
(Cost $451,346) ($ Thousands)		825,836

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.410% **†(A)	372,883	378

Total Affiliated Partnership
(Cost $372) ($ Thousands)		378

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	7,219,329	7,219

Total Cash Equivalent
(Cost $7,219) ($ Thousands)		7,219

Total Investments in Securities — 100.1%
(Cost $458,937) ($ Thousands)		$833,433

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Small/Mid Cap Fund (Concluded)

Percentages are based on Net Assets of $832,494 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

‡‡	Expiration date not available.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $378 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$3,184	$(2,812)	$—	$6	$378	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,783	42,052	(44,616)	—	—	7,219	108	—
Totals	$9,783	$45,236	$(47,428)	$–	$6	$7,597	$109	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.9%

Communication Services — 2.2%
Liberty Broadband Corp, Cl C *	1,005	$81
Live Nation Entertainment Inc *	4,200	393
New York Times Co/The, Cl A	5,680	278
Pinterest Inc, Cl A *	12,090	448
Playtika Holding Corp *	10,490	91
Roku Inc, Cl A *	2,430	223
Trade Desk Inc/The, Cl A *	1,750	126
Warner Bros Discovery Inc *	14,850	169

		1,809
Consumer Discretionary — 12.7%
Advance Auto Parts Inc	1,006	61
AutoNation Inc *	1,169	176
AutoZone Inc *	103	266
Bath & Body Works Inc	1,820	79
BorgWarner Inc	3,774	135
Burlington Stores Inc *	1,051	204
Carter's Inc	1,612	121
Chipotle Mexican Grill Inc, Cl A *	74	169
Columbia Sportswear Co	2,647	211
Coupang Inc, Cl A *	5,230	85
Darden Restaurants Inc	740	122
Dick's Sporting Goods Inc	1,060	156
Domino's Pizza Inc	420	173
DoorDash Inc, Cl A *	5,526	546
DR Horton Inc	1,500	228
DraftKings Inc, Cl A *	7,410	261
eBay Inc	4,700	205
Expedia Group Inc *	1,750	266
Gap Inc/The	10,720	224
Grand Canyon Education Inc *	2,635	348
H&R Block Inc	2,450	119
Harley-Davidson Inc, Cl A	8,666	319
Hasbro Inc	3,783	193
Hilton Worldwide Holdings Inc	740	135
Kohl's Corp	6,480	186
Lennar Corp, Cl A	2,180	325
Lennar Corp, Cl B	1,585	212
LKQ Corp	7,378	353
Lululemon Athletica Inc *	491	251
Macy's Inc	12,730	256
Mohawk Industries Inc *	1,540	159
Nordstrom Inc	5,520	102
NVR Inc *	10	70
Ollie's Bargain Outlet Holdings Inc *	1,008	76
O'Reilly Automotive Inc *	260	247
Polaris Inc	690	65
PulteGroup Inc	5,142	531
Rivian Automotive Inc, Cl A *	3,880	91
Ross Stores Inc	3,060	423
Royal Caribbean Cruises Ltd *	2,870	372

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tapestry Inc	1,750	$64
Toll Brothers Inc	4,720	485
TopBuild Corp *	1,470	550
Travel + Leisure Co	2,480	97
Ulta Beauty Inc *	400	196
Valvoline Inc	6,003	226
Yum! Brands Inc	3,130	409

		10,548
Consumer Staples — 3.3%
Boston Beer Co Inc/The, Cl A *	180	62
Casey's General Stores Inc	597	164
Celsius Holdings Inc *	3,486	190
Constellation Brands Inc, Cl A	908	219
Darling Ingredients Inc *	5,856	292
Dollar Tree Inc *	1,540	219
Grocery Outlet Holding Corp *	4,260	115
Ingredion Inc	2,172	236
Kroger Co/The	4,270	195
Lamb Weston Holdings Inc	2,587	280
Performance Food Group Co *	1,830	127
TreeHouse Foods Inc *	5,648	234
Tyson Foods Inc, Cl A	5,296	285
US Foods Holding Corp *	2,300	104

		2,722
Energy — 5.0%
Antero Midstream Corp	14,167	177
Antero Resources Corp *	4,770	108
APA Corp	5,940	213
Baker Hughes Co, Cl A	3,830	131
ChampionX Corp	8,030	235
Cheniere Energy Inc	2,234	381
Chevron Corp	704	105
Coterra Energy Inc	9,048	231
DT Midstream Inc	1,875	103
Halliburton Co	4,510	163
HF Sinclair Corp	4,240	236
Marathon Petroleum Corp	665	99
Ovintiv Inc	2,280	100
Permian Resources Corp, Cl A	15,702	213
Phillips 66	3,475	463
Pioneer Natural Resources Co	871	196
Southwestern Energy Co *	24,560	161
Targa Resources Corp	4,206	365
TechnipFMC PLC	8,680	175
Texas Pacific Land Corp	42	66
Valero Energy Corp	850	110
Williams Cos Inc/The	3,002	105

		4,136
Financials — 18.2%
Affiliated Managers Group Inc	590	89
Aflac Inc	2,910	240

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allstate Corp/The	4,502	$630
American International Group Inc	5,597	379
Ameriprise Financial Inc	886	337
Apollo Global Management Inc	8,268	771
Arch Capital Group Ltd *	2,527	188
Assurant Inc	670	113
Axis Capital Holdings Ltd	5,800	321
Bank of New York Mellon Corp/The	4,480	233
Bank OZK	4,630	231
Block Inc, Cl A *	6,566	508
Brown & Brown Inc	2,450	174
Cboe Global Markets Inc	1,170	209
Chimera Investment Corp ‡	20,232	101
Cincinnati Financial Corp	3,220	333
Discover Financial Services	2,139	240
Evercore Inc, Cl A	690	118
Everest Group Ltd	1,117	395
Eversource Energy	4,360	269
Fidelity National Information Services Inc, Cl B	3,160	190
Fifth Third Bancorp	4,020	139
First Horizon Corp	27,291	386
FleetCor Technologies Inc *	1,647	465
FNB Corp/PA	5,050	70
Global Payments Inc	3,488	443
Globe Life Inc	737	90
Hartford Financial Services Group Inc/The	1,160	93
Jefferies Financial Group Inc	3,550	143
Kinsale Capital Group Inc	250	84
Loews Corp	1,780	124
M&T Bank Corp	1,280	176
Markel Group Inc *	110	156
MarketAxess Holdings Inc	940	275
MGIC Investment Corp	25,950	501
MSCI Inc, Cl A	1,061	600
Nasdaq Inc, Cl A	1,386	81
Old Republic International Corp	11,470	337
Pinnacle Financial Partners Inc	9,242	806
Popular Inc	5,620	461
Primerica Inc	1,553	320
Progressive Corp/The	1,830	292
Prosperity Bancshares Inc	2,610	177
Reinsurance Group of America Inc, Cl A	3,166	512
Rithm Capital Corp ‡	17,130	183
RLI Corp	1,730	230
SLM Corp	1,548	30
StoneCo Ltd, Cl A *	8,750	158
Synchrony Financial	6,190	236
Voya Financial Inc	3,470	253
W R Berkley Corp	5,572	394
Webster Financial Corp	3,651	185
Western Union Co/The	14,370	171

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEX Inc *	470	$91
Willis Towers Watson PLC	746	180
Zions Bancorp NA	3,550	156

		15,067
Health Care — 8.1%
Align Technology Inc *	398	109
BioMarin Pharmaceutical Inc *	1,000	96
Catalent Inc *	1,900	85
Cencora Inc, Cl A	2,231	458
Dexcom Inc *	770	96
Encompass Health Corp	4,555	304
Envista Holdings Corp *	5,336	128
Exelixis Inc *	3,780	91
Hologic Inc *	4,047	289
ICON PLC *	2,160	611
IDEXX Laboratories Inc *	1,020	566
Illumina Inc *	405	56
Incyte Corp *	8,260	519
Insulet Corp *	560	122
IQVIA Holdings Inc *	1,778	411
Jazz Pharmaceuticals PLC *	844	104
Laboratory Corp of America Holdings	1,430	325
Medpace Holdings Inc *	1,920	589
Mettler-Toledo International Inc *	241	292
Molina Healthcare Inc *	970	350
Neurocrine Biosciences Inc *	2,630	347
Royalty Pharma PLC, Cl A	2,713	76
United Therapeutics Corp *	330	73
Veeva Systems Inc, Cl A *	2,039	393
Zimmer Biomet Holdings Inc	2,056	250

		6,740
Industrials — 20.0%
AECOM	730	67
AerCap Holdings NV *	4,341	323
Allegion plc	2,308	292
Allison Transmission Holdings Inc	2,950	172
AMETEK Inc	967	159
Carrier Global Corp	3,890	223
Cintas Corp	1,000	603
Clean Harbors Inc *	2,818	492
Copart Inc *	1,850	91
Curtiss-Wright Corp	330	74
Delta Air Lines Inc, Cl A	6,600	266
Dover Corp	2,999	461
EMCOR Group Inc	2,350	506
Esab Corp	3,540	307
Fastenal Co, Cl A	9,327	604
Flowserve Corp	4,560	188
Genpact Ltd	5,642	196
GXO Logistics Inc *	1,760	108
Hexcel Corp, Cl A	3,578	264

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Howmet Aerospace Inc	9,830	$532
Ingersoll Rand Inc	1,940	150
ITT Inc	1,010	120
Kirby Corp *	4,220	331
L3Harris Technologies Inc	852	179
Leidos Holdings Inc	3,085	334
MSC Industrial Direct Co Inc, Cl A	940	95
Old Dominion Freight Line Inc, Cl A	480	195
Oshkosh Corp	5,040	546
Otis Worldwide Corp	7,115	637
PACCAR Inc	5,505	538
Parker-Hannifin Corp, Cl A	1,826	841
Paychex Inc	4,870	580
Quanta Services Inc	370	80
RBC Bearings Inc *	600	171
Regal Rexnord Corp	2,891	428
Republic Services Inc	1,644	271
Rockwell Automation Inc	265	82
Ryder System Inc	2,020	232
Science Applications International Corp	580	72
Snap-on Inc	1,426	412
Southwest Airlines Co, Cl A	4,400	127
Tetra Tech Inc	1,670	279
Textron Inc	6,430	517
Timken Co/The	1,410	113
Trane Technologies PLC	2,113	515
TransDigm Group Inc	170	172
United Rentals Inc	718	412
Verisk Analytics Inc, Cl A	1,400	334
WESCO International Inc	1,490	259
Westinghouse Air Brake Technologies Corp	1,913	243
Woodward Inc	2,010	274
WW Grainger Inc	793	657
Xylem Inc/NY	4,190	479

		16,603
Information Technology — 13.2%
Akamai Technologies Inc *	6,730	797
Amdocs Ltd	826	73
Amphenol Corp, Cl A	935	93
ANSYS Inc *	657	238
AppLovin Corp, Cl A *	4,180	167
Arista Networks Inc *	1,020	240
Avnet Inc	8,335	420
Cadence Design Systems Inc *	985	268
Ciena Corp *	4,380	197
Cirrus Logic Inc *	2,590	216
Cloudflare Inc, Cl A *	1,318	110
Cognizant Technology Solutions Corp, Cl A	1,620	122
Crowdstrike Holdings Inc, Cl A *	820	209
Datadog Inc, Cl A *	2,035	247
DocuSign Inc, Cl A *	5,600	333
DoubleVerify Holdings Inc *	4,240	156

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elastic NV *	1,950	$220
F5 Inc, Cl A *	2,085	373
Fair Isaac Corp *	233	271
Gen Digital Inc	9,830	224
GoDaddy Inc, Cl A *	4,520	480
HubSpot Inc *	557	323
Keysight Technologies Inc *	1,921	306
Lattice Semiconductor Corp *	1,000	69
Manhattan Associates Inc *	2,295	494
Marvell Technology Inc	4,850	293
Microchip Technology Inc	4,676	422
MongoDB Inc, Cl A *	169	69
Motorola Solutions Inc	220	69
NCR Voyix Corp *	4,841	82
NetApp Inc	1,640	145
Nutanix Inc, Cl A *	3,700	176
Okta Inc, Cl A *	2,080	188
Palantir Technologies Inc, Cl A *	6,820	117
Pegasystems Inc	3,131	153
PTC Inc *	1,612	282
Qorvo Inc *	1,989	224
Smartsheet Inc, Cl A *	9,856	471
Splunk Inc *	1,720	262
Synopsys Inc *	474	244
Teradata Corp *	5,450	237
UiPath Inc, Cl A *	8,368	208
Unity Software Inc *	2,750	112
Universal Display Corp	743	142
VeriSign Inc *	382	79
Zoom Video Communications Inc, Cl A *	2,670	192
Zscaler Inc *	780	173

		10,986
Materials — 3.5%
AptarGroup Inc	1,320	163
Axalta Coating Systems Ltd *	10,308	350
Berry Global Group Inc	3,229	218
Cleveland-Cliffs Inc *	3,416	70
Eagle Materials Inc	2,210	448
FMC Corp	2,305	146
International Flavors & Fragrances Inc	1,721	140
Livent Corp *	10,129	182
NewMarket Corp	423	231
Nucor Corp	3,190	555
PPG Industries Inc	650	97
Scotts Miracle-Gro Co/The, Cl A	1,148	73
SSR Mining Inc	12,750	137
Vulcan Materials Co	410	93

		2,903
Real Estate — 7.3%
Alexandria Real Estate Equities Inc ‡	3,179	403
Apartment Income REIT Corp ‡	13,890	482

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AvalonBay Communities Inc ‡	444	$83
Boston Properties Inc ‡	2,820	198
Camden Property Trust ‡	1,190	118
Cousins Properties Inc ‡	7,770	189
CubeSmart ‡	1,790	83
Digital Realty Trust Inc, Cl A ‡	2,014	271
EPR Properties, Cl A ‡	7,190	348
Equity Residential ‡	1,190	73
Essex Property Trust Inc ‡	1,074	266
Extra Space Storage Inc ‡	500	80
Federal Realty Investment Trust ‡	636	66
Healthcare Realty Trust Inc, Cl A ‡	4,612	79
Healthpeak Properties Inc ‡	8,940	177
Host Hotels & Resorts Inc ‡	17,696	345
Invitation Homes Inc ‡	2,600	89
Kilroy Realty Corp ‡	3,460	138
Kimco Realty Corp ‡	7,620	162
Mid-America Apartment Communities Inc ‡	1,106	149
National Storage Affiliates Trust ‡	2,010	83
Park Hotels & Resorts Inc ‡	18,000	275
Rexford Industrial Realty Inc ‡	4,790	269
SBA Communications Corp, Cl A ‡	1,260	320
Simon Property Group Inc ‡	863	123
Ventas Inc ‡	9,943	496
VICI Properties Inc, Cl A ‡	2,880	92
Welltower Inc ‡	7,135	643

		6,100
Utilities — 3.4%
Alliant Energy Corp	1,490	76
American Water Works Co Inc	480	63
CenterPoint Energy Inc	10,632	304
CMS Energy Corp	1,770	103
Consolidated Edison Inc	810	74
DTE Energy Co	2,503	276
Entergy Corp	3,157	319
Evergy Inc	3,198	167
IDACORP Inc, Cl A	972	96
National Fuel Gas Co	1,725	86
NiSource Inc	14,267	379

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PPL Corp	10,580	$287
UGI Corp	3,073	76
WEC Energy Group Inc	4,005	337
Xcel Energy Inc	2,510	155

		2,798
Total Common Stock
(Cost $68,794) ($ Thousands)		80,412

EXCHANGE TRADED FUND — 0.2%

iShares Russell Mid-Cap Value ETF	1,897	221

Total Exchange Traded Fund
(Cost $199) ($ Thousands)		221

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	2,403,140	2,403

Total Cash Equivalent
(Cost $2,403) ($ Thousands)		2,403

Total Investments in Securities — 100.0%
(Cost $71,396) ($ Thousands)		$83,036

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	3	Mar-2024	$802	$842	$40

Percentages are based on Net Assets of $83,009 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
‡	Real Estate Investment Trust.

‡‡	Expiration date not available.
†	Investment in Affiliated Security.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Mid-Cap Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,512	$4,112	$(3,221)	$—	$—	$2,403	$24	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 8.5%
Advantage Solutions Inc *	26,754	$97
AT&T Inc	580,400	9,739
Comcast Corp, Cl A	228,257	10,009
Electronic Arts Inc	18,540	2,536
Fox Corp, Cl A	92,000	2,730
Fox Corp, Cl B	30,572	845
IDT Corp, Cl B *	4,595	157
John Wiley & Sons Inc, Cl A	601	19
Madison Square Garden Sports Corp *	4,528	823
Netflix Inc *	2,879	1,402
New York Times Co/The, Cl A	27,908	1,367
Omnicom Group Inc	28,400	2,457
Ooma Inc *	8,119	87
Playtika Holding Corp *	6,232	54
Scholastic Corp, Cl B	1,110	42
Shutterstock Inc	2,066	100
SK Telecom Co Ltd ADR (A)	84,213	1,802
Spok Holdings Inc	21,108	327
Spotify Technology SA *	14,633	2,750
TEGNA Inc	171,600	2,626
T-Mobile US Inc	14,895	2,388
Verizon Communications Inc	454,035	17,117

		59,474
Consumer Discretionary — 5.6%
AutoZone Inc *	1,200	3,103
Best Buy Co Inc	34,692	2,716
Canadian Tire Corp Ltd, Cl A	23,000	2,454
eBay Inc	38,300	1,671
Frontdoor Inc *	2,289	81
Gentex Corp	30,583	999
Graham Holdings Co, Cl B	156	109
Grand Canyon Education Inc *	27,066	3,574
H&R Block Inc	84,700	4,097
Honda Motor Co Ltd ADR	145,242	4,489
Murphy USA Inc	19,481	6,946
ODP Corp/The *	1,708	96
O'Reilly Automotive Inc *	2,499	2,374
Perdoceo Education Corp	21,996	386
Stride Inc *	2,680	159
Sturm Ruger & Co Inc	5,719	260
Texas Roadhouse Inc, Cl A	10,073	1,231
Toyota Motor Corp ADR	14,200	2,604
Whirlpool Corp	14,200	1,729

		39,078
Consumer Staples — 16.3%
Altria Group Inc	202,162	8,155
Andersons Inc/The	6,318	364
Archer-Daniels-Midland Co	112,251	8,107
BJ's Wholesale Club Holdings Inc *	5,455	364
Boston Beer Co Inc/The, Cl A *	2,534	876

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Calavo Growers Inc	9,018	$265
Cal-Maine Foods Inc	7,518	432
Campbell Soup Co	54,665	2,363
Casey's General Stores Inc	3,747	1,030
Central Garden & Pet Co, Cl A *	4,444	196
Clorox Co/The	26,793	3,820
Coca-Cola Consolidated Inc	445	413
Conagra Brands Inc	252,468	7,236
Costco Wholesale Corp	5,725	3,779
Dole PLC	33,397	411
Dollar General Corp	515	70
Flowers Foods Inc	189,799	4,272
Fresh Del Monte Produce Inc	13,026	342
General Mills Inc	69,438	4,523
Herbalife Ltd *	15,032	229
Hershey Co/The	194	36
Hormel Foods Corp	12,520	402
Ingles Markets Inc, Cl A	3,060	264
Ingredion Inc	62,540	6,788
J & J Snack Foods Corp	2,542	425
J M Smucker Co/The	27,000	3,412
John B Sanfilippo & Son Inc	6,149	634
Kellanova	143,342	8,014
Keurig Dr Pepper Inc	136,530	4,549
Kimberly-Clark Corp	12,918	1,570
Kraft Heinz Co/The	219,400	8,113
Kroger Co/The	175,600	8,027
Lancaster Colony Corp	2,755	458
Medifast Inc	910	61
Molson Coors Beverage Co, Cl B	89,600	5,484
Mondelez International Inc, Cl A	7,061	512
Monster Beverage Corp *	13,177	759
National Beverage Corp, Cl A *	913	45
Oil-Dri Corp of America	3,678	247
PepsiCo Inc	1,079	183
Pilgrim's Pride Corp *	37,505	1,037
Procter & Gamble Co/The	30,135	4,416
Reynolds Consumer Products Inc	37,068	995
Seaboard Corp	163	582
Simply Good Foods Co/The *	2,568	102
SpartanNash Co	7,754	178
Sprouts Farmers Market Inc *	569	27
TreeHouse Foods Inc *	6,763	280
Universal Corp/VA	8,176	550
USANA Health Sciences Inc *	2,031	109
Vector Group Ltd	24,227	273
Village Super Market Inc, Cl A	10,265	269
Vita Coco Co Inc/The *	492	13
Vital Farms Inc *	22,050	346
Walmart Inc	39,913	6,292
WD-40 Co	126	30
Weis Markets Inc	9,781	626

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WK Kellogg Co	35,836	$471

		113,826
Energy — 3.2%
Chesapeake Energy Corp	49,800	3,832
Chevron Corp	42,400	6,324
Chord Energy Corp	137	23
CNX Resources Corp *	3,451	69
DHT Holdings Inc	3,769	37
DT Midstream Inc	44,600	2,444
Exxon Mobil Corp	87,045	8,703
Gulfport Energy Corp *	1,836	245
International Seaways Inc	447	20
Teekay Corp *	23,071	165
Teekay Tankers Ltd, Cl A	4,609	230

		22,092
Financials — 11.3%
AFC Gamma Inc ‡	4,147	50
Aflac Inc	111,500	9,199
Allstate Corp/The	5,446	762
AMERISAFE Inc	269	13
Aon PLC, Cl A	3,797	1,105
AssetMark Financial Holdings Inc *	9,153	274
Banco Latinoamericano de Comercio Exterior SA, Cl E	2,442	60
Bank First Corp	1,442	125
Bank of New York Mellon Corp/The	134,800	7,016
Bankwell Financial Group Inc	613	18
Berkshire Hathaway Inc, Cl B *	9,100	3,246
Byline Bancorp Inc	2,258	53
Canadian Imperial Bank of Commerce	58,800	2,845
Cboe Global Markets Inc	18,889	3,373
Charles Schwab Corp/The	7,208	496
Chicago Atlantic Real Estate Finance ‡	8,092	131
Colony Bankcorp Inc	4,625	61
Corebridge Financial Inc	6,869	149
Diamond Hill Investment Group Inc	94	16
Donegal Group Inc, Cl A	3,918	55
Employers Holdings Inc	13,176	519
Everest Group Ltd	8,586	3,036
Greenlight Capital Re Ltd, Cl A *	2,715	31
Hanover Insurance Group Inc/The, Cl A	8,259	1,003
Hartford Financial Services Group Inc/The	111,000	8,922
Horace Mann Educators Corp, Cl A	4,166	136
Loblaw Cos Ltd	20,000	1,946
LPL Financial Holdings Inc	11,308	2,574
Markel Group Inc *	613	870
MetLife Inc	28,500	1,885
Northeast Community Bancorp	12,427	220
OceanFirst Financial Corp	89,610	1,556
Old Republic International Corp	97,000	2,852
Orrstown Financial Services Inc	709	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progressive Corp/The	10,946	$1,743
Safety Insurance Group Inc	3,904	297
SiriusPoint Ltd *	2,414	28
Sixth Street Specialty Lending Inc	60,400	1,305
Travelers Cos Inc/The	26,686	5,083
Unum Group	9,564	432
Virtu Financial Inc, Cl A	14,316	290
W R Berkley Corp	57,126	4,040
WaFd Inc	79,300	2,614
Westamerica BanCorp	3,214	181
Western Union Co/The	599,317	7,144
Willis Towers Watson PLC	3,558	858

		78,633
Health Care — 20.5%
Abbott Laboratories	6,145	676
AbbVie Inc	30,674	4,754
ACADIA Pharmaceuticals Inc *	11,011	345
ADMA Biologics Inc *	49,356	223
Agilent Technologies Inc	10,237	1,423
Alkermes PLC *	17,454	484
Amgen Inc, Cl A	52,041	14,989
Amicus Therapeutics Inc *	8,197	116
Amneal Pharmaceuticals Inc *	23,420	142
Amphastar Pharmaceuticals Inc *	4,490	278
ANI Pharmaceuticals Inc *	1,199	66
Anika Therapeutics Inc *	10,510	238
Arcturus Therapeutics Holdings Inc *	4,909	155
Ardelyx Inc *	16,947	105
Aurinia Pharmaceuticals Inc *	2,689	24
Bristol-Myers Squibb Co	258,762	13,277
Bruker Corp	10,969	806
Cardinal Health Inc	63,600	6,411
Catalyst Pharmaceuticals Inc *	15,830	266
Cigna Group/The	5,616	1,682
Collegium Pharmaceutical Inc *	7,244	223
Computer Programs and Systems Inc *	1,317	15
Corcept Therapeutics Inc *	6,036	196
Cross Country Healthcare Inc *	801	18
CVS Health Corp	139,950	11,050
Danaher Corp, Cl A	1,092	253
DaVita Inc *	9,436	989
Deciphera Pharmaceuticals Inc *	4,501	73
Dynavax Technologies Corp *	20,529	287
Elevance Health Inc	6,516	3,073
Embecta	6,348	120
Envista Holdings Corp *	4,242	102
Exelixis Inc *	130,012	3,119
Fortrea Holdings Inc *	6,400	223
Gilead Sciences Inc	166,960	13,525
Haemonetics Corp *	536	46
Halozyme Therapeutics Inc *	7,354	272
Harmony Biosciences Holdings Inc *	3,696	119

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthEquity Inc *	1,398	$93
HealthStream Inc	4,113	111
Hims & Hers Health Inc *	6,477	58
Hologic Inc *	29,941	2,139
Humana Inc	8,623	3,948
Incyte Corp *	58,158	3,652
Innoviva Inc *	19,600	314
Intra-Cellular Therapies Inc, Cl A *	4,382	314
iRadimed Corp	3,477	165
Ironwood Pharmaceuticals Inc, Cl A *	10,468	120
iTeos Therapeutics Inc *	3,442	38
Jazz Pharmaceuticals PLC *	26,400	3,247
Johnson & Johnson	23,500	3,683
Kiniksa Pharmaceuticals Ltd, Cl A *	7,675	135
LeMaitre Vascular Inc	2,063	117
Ligand Pharmaceuticals Inc *	883	63
MacroGenics Inc *	8,154	78
McKesson Corp	14,000	6,482
Merck & Co Inc	105,921	11,548
Merit Medical Systems Inc *	782	59
Merrimack Pharmaceuticals *	2,543	34
Mesa Laboratories Inc	556	58
MiMedx Group Inc *	31,615	277
Mirum Pharmaceuticals Inc *	4,824	142
Mural Oncology *	1,738	10
Myriad Genetics Inc *	1,037	20
National HealthCare Corp	2,728	252
Neurocrine Biosciences Inc *	30,582	4,030
OmniAb Inc, Cl W *	18,595	115
Option Care Health Inc *	8,062	272
OraSure Technologies Inc *	38,785	318
Organon & Co	24,839	358
Pacira BioSciences Inc *	1,007	34
Patterson Cos Inc	7,859	224
Pediatrix Medical Group Inc *	7,885	73
Pfizer Inc	182,258	5,247
Phibro Animal Health Corp, Cl A	9,533	110
Premier Inc, Cl A	21,031	470
Prestige Consumer Healthcare Inc, Cl A *	2,747	168
Quipt Home Medical *	2,924	15
Regeneron Pharmaceuticals Inc *	2,526	2,219
Semler Scientific *	846	37
SIGA Technologies Inc	9,947	56
Supernus Pharmaceuticals Inc *	7,096	205
Tactile Systems Technology Inc *	5,564	80
Taro Pharmaceutical Industries Ltd *	1,602	67
UFP Technologies Inc *	1,020	176
United Therapeutics Corp *	10,639	2,339
UroGen Pharma *	852	13
Vanda Pharmaceuticals Inc *	56,656	239
Varex Imaging Corp *	1,943	40
Veradigm Inc *	1,958	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vertex Pharmaceuticals Inc *	1,329	$541
Viatris Inc, Cl W	304,872	3,302
Voyager Therapeutics Inc *	12,970	109
West Pharmaceutical Services Inc	7,782	2,740
Zimmer Biomet Holdings Inc	15,698	1,910
Zymeworks Inc *	25,924	269

		143,117
Industrials — 9.7%
Allison Transmission Holdings Inc	95,800	5,571
Argan Inc	2,882	135
Barrett Business Services Inc	1,660	192
Booz Allen Hamilton Holding Corp, Cl A	18,125	2,318
Cadre Holdings	500	16
CH Robinson Worldwide Inc	9,455	817
CSG Systems International Inc	57,900	3,081
Cummins Inc	19,800	4,744
Donaldson Co Inc, Cl A	20,836	1,362
EMCOR Group Inc	2,781	599
Enerpac Tool Group Corp, Cl A	9,816	305
Ennis Inc	683	15
Ferguson PLC	7,717	1,490
FTI Consulting Inc *	738	147
General Dynamics Corp	10,345	2,686
Genpact Ltd	21,707	753
Golden Ocean Group Ltd	31,893	311
Huntington Ingalls Industries Inc, Cl A	15,440	4,009
Huron Consulting Group Inc *	890	92
Hyster-Yale Materials Handling Inc	1,229	76
IBEX Holdings Ltd *	6,828	130
Insperity Inc, Cl A	516	60
ITT Inc	688	82
Kelly Services Inc, Cl A	1,119	24
Landstar System Inc	14,185	2,747
Leidos Holdings Inc	2,521	273
Lockheed Martin Corp	16,248	7,364
LSI Industries Inc	9,360	132
ManpowerGroup Inc	19,502	1,550
Maximus Inc	1,321	111
MSC Industrial Direct Co Inc, Cl A	2,276	230
Mueller Industries Inc	483	23
National Presto Industries	4,648	373
Northrop Grumman Corp	16,849	7,888
Otis Worldwide Corp	4,530	405
PACCAR Inc	40,600	3,965
Powell Industries Inc	1,137	101
Preformed Line Products Co	321	43
Rollins Inc	65,522	2,861
Schneider National Inc, Cl B	33,092	842
Science Applications International Corp	29,000	3,605
Snap-on Inc	20,200	5,835

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TrueBlue Inc *	5,926	$91

		67,454
Information Technology — 14.8%
A10 Networks Inc	18,153	239
ACI Worldwide Inc *	8,254	253
Adeia Inc	13,367	166
Agilysys Inc *	391	33
Amdocs Ltd	186,826	16,420
Appfolio Inc, Cl A *	2,254	390
Arrow Electronics Inc, Cl A *	38,000	4,646
Avnet Inc	107,985	5,442
Benchmark Electronics Inc	865	24
Box Inc, Cl A *	4,194	107
Brightcove Inc *	14,210	37
Canon Inc ADR	165,700	4,242
Cirrus Logic Inc *	456	38
Cisco Systems Inc	250,465	12,653
Cognizant Technology Solutions Corp, Cl A	94,555	7,142
CommVault Systems Inc *	5,611	448
CoreCard Corp *	2,107	29
Daktronics Inc *	6,268	53
Diodes Inc *	511	41
Dolby Laboratories Inc, Cl A	2,748	237
eGain Corp *	3,272	27
EPAM Systems Inc *	786	234
F5 Inc, Cl A *	1,980	354
Gen Digital Inc	32,189	735
GoDaddy Inc, Cl A *	1,066	113
Hackett Group Inc/The	6,420	146
Hewlett Packard Enterprise Co	418,100	7,099
Insight Enterprises Inc *	28,800	5,103
InterDigital Inc	2,733	297
International Business Machines Corp	74,600	12,201
inTEST *	1,609	22
Juniper Networks Inc	227,328	6,702
Kimball Electronics Inc *	587	16
LiveRamp Holdings Inc *	9,099	345
Motorola Solutions Inc	1,242	389
NetApp Inc	43,000	3,791
NVE Corp	1,442	113
Open Text Corp	57,000	2,407
Oracle Corp, Cl B	53,474	5,638
OSI Systems Inc *	1,185	153
Photronics Inc *	3,318	104
QUALCOMM Inc	7,676	1,110
Qualys Inc *	1,281	251
Sapiens International Corp NV	6,237	180
Skyworks Solutions Inc	7,072	795
Squarespace Inc, Cl A *	2,190	72
Super Micro Computer Inc *	52	15
Synopsys Inc *	1,440	741
Teradata Corp *	22,338	972

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VeriSign Inc *	3,004	$619
Yext Inc *	31,009	183

		103,567
Materials — 3.6%
Arch Resources Inc	595	99
Axalta Coating Systems Ltd *	12,452	423
Berry Global Group Inc	67,294	4,535
Core Molding Technologies *	2,935	54
Graphic Packaging Holding Co	82,700	2,039
Innospec Inc	845	104
International Paper Co	47,300	1,710
Myers Industries Inc	8,510	166
NewMarket Corp	18,054	9,854
Reliance Steel & Aluminum Co	11,400	3,188
Sonoco Products Co	31,100	1,738
Southern Copper Corp	8,920	768
SSR Mining Inc	77,837	838

		25,516
Real Estate — 0.1%
Apartment Income Corp ‡	12,304	427
Equity Commonwealth ‡	12,164	234
Postal Realty Trust Inc, Cl A ‡	12,316	179
RMR Group Inc/The, Cl A	3,682	104

		944
Utilities — 3.7%
ALLETE Inc	1,011	62
American Electric Power Co Inc	23,300	1,892
American States Water Co	262	21
California Water Service Group, Cl A	3,737	194
Clearway Energy Inc, Cl A	4,404	113
Consolidated Water Co Ltd	9,740	347
Entergy Corp	29,700	3,005
Evergy Inc	41,100	2,145
Genie Energy Ltd, Cl B	11,003	310
MGE Energy Inc	2,415	175
Middlesex Water Co	795	52
National Fuel Gas Co	92,875	4,660
Northwest Natural Holding Co	5,992	233
Northwestern Energy Group Inc	1,589	81
ONE Gas Inc	2,637	168
Otter Tail Corp	43,888	3,729
PPL Corp	142,100	3,851
Public Service Enterprise Group Inc	34,300	2,097
Pure Cycle Corp *	5,061	53
SJW Group	2,240	146
Southwest Gas Holdings Inc	3,196	203
Spire Inc	2,651	165

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	57,700	$2,223

		25,925
Total Common Stock
(Cost $577,579) ($ Thousands)		679,626

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.410% **†(B)	962,266	962

Total Affiliated Partnership
(Cost $962) ($ Thousands)		962

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	3,904,682	$3,905

Total Cash Equivalent
(Cost $3,905) ($ Thousands)		3,905

Total Investments in Securities — 98.0%
(Cost $582,446) ($ Thousands)		$684,493

A list of open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	48	Mar-2024	$11,568	$11,568	$–

Percentages are based on Net Assets of $698,321 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $962 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$2,813	$4,532	$(6,383)	$—	$—	$962	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,573	52,146	(63,814)	—	—	3,905	132	—
Totals	$18,386	$56,678	$(70,197)	$—	$—	$4,867	$134	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%
Australia — 0.7%
Rio Tinto Ltd	59,592	$5,516

Austria — 0.1%
Oberbank AG	162	11
Telekom Austria AG, Cl A	44,848	379
UNIQA Insurance Group AG	14,649	121
		511

Belgium — 0.4%
Ageas SA/NV	22,107	960
Solvay SA	15,584	477
Syensqo SA *	15,584	1,623
TINC Comm VA *	2,066	27
		3,087

Brazil — 0.1%
Yara International ASA	27,185	967

Canada — 2.3%
BCE Inc	116,464	4,586
Canadian Utilities Ltd, Cl A	38,800	938
CGI Inc, Cl A *	24,800	2,670
Constellation Software Inc/Canada	200	498
Emera Inc	800	31
Empire Co Ltd, Cl A	104,700	2,783
Fairfax Financial Holdings Ltd	400	371
George Weston Ltd	5,500	686
Loblaw Cos Ltd	25,500	2,481
Metro Inc/CN, Cl A	22,600	1,176
Whitecap Resources, Cl Common Subs. Receipt	213,100	1,433
		17,653

China — 0.3%
APT Satellite Holdings Ltd	202,000	56
CITIC Telecom International Holdings Ltd	1,597,000	671
Wilmar International Ltd	456,600	1,236
		1,963

Denmark — 1.3%
Carlsberg AS, Cl B	21,584	2,709
Danske Bank A/S	81,862	2,188
Novo Nordisk A/S, Cl B	47,743	4,939
		9,836

Finland — 0.6%
Elisa Oyj	100,676	4,657
Kemira Oyj	4,334	80
Orion Oyj, Cl A	259	11
		4,748

France — 2.0%
ABC arbitrage	4,265	23
Air Liquide SA	12,506	2,433
Carrefour SA	185,782	3,399
Danone SA	16,203	1,050

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eiffage SA	4,383	$470
Legrand SA	14,100	1,466
Orange SA	588,500	6,698
Vivendi SE	22,345	239
		15,778

Germany — 0.0%
Heidelberg Materials AG	3,048	273

Hong Kong — 2.2%
CLP Holdings Ltd, Cl B	153,156	1,264
Dah Sing Banking Group Ltd	108,898	70
HKT Trust & HKT Ltd	3,008,834	3,591
Jardine Matheson Holdings Ltd	38,500	1,587
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	36
Miramar Hotel & Investment	49,000	67
PCCW Ltd	4,732,000	2,521
Power Assets Holdings Ltd	800,000	4,636
Regal Hotels International Holdings Ltd *	77,509	29
SmarTone Telecommunications Holdings Ltd	48,520	25
Swire Pacific Ltd, Cl A	81,000	686
VTech Holdings Ltd	42,069	254
WH Group Ltd	3,884,000	2,507
		17,273

Israel — 1.7%
Check Point Software Technologies Ltd *	40,857	6,243
FIBI Holdings Ltd	1,748	77
First International Bank Of Israel Ltd/The	103,414	4,250
Isracard Ltd	5	–
Nice Ltd *	6,038	1,207
Nova Ltd *	2,765	380
Radware Ltd *	24,814	414
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,376	133
Tower Semiconductor Ltd *	12,727	388
		13,092

Italy — 0.4%
UniCredit SpA	79,159	2,148
UnipolSai Assicurazioni SpA	340,283	850
		2,998

Japan — 9.8%
Achilles Corp	2,500	27
Aeon Delight	2,500	63
Aichi Electric Co Ltd	600	15
Akatsuki	11,700	37
Albis Co Ltd	1,600	30
Alinco Inc	2,700	19
Amano Corp	18,800	446
Amiyaki Tei Co Ltd	1,300	35
Anritsu Corp	191,800	1,851

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcs Co Ltd	54,300	$1,071
Artience	30,300	565
Asahi Co Ltd	39,900	359
Asante Inc	10,700	126
Autobacs Seven Co Ltd	34,600	383
Axial Retailing Inc	2,300	68
Belc Co Ltd	5,900	261
Canon Marketing Japan Inc	7,100	215
Cawachi Ltd	29,900	563
Chiyoda Integre	1,600	32
Chubu Electric Power Co Inc	339,400	4,385
CI Takiron Corp	37,000	172
COLOPL	10,800	45
Computer Engineering & Consulting Ltd	18,100	201
COMSYS Holdings Corp	34,300	757
Create Medic Co Ltd	5,677	36
Dai Nippon Toryo Co Ltd	7,800	56
Daiken Medical	6,500	24
Dainichiseika Color & Chemicals Manufacturing	1,800	32
Daisue Construction	4,800	46
Earth Corp (A)	21,200	687
Eco's	1,800	31
Eizo Corp	8,600	301
EXEO Group	18,800	418
Ezaki Glico Co Ltd (A)	34,200	1,013
FAN Communications Inc	8,000	22
Feed One	5,100	29
FJ Next Holdings Co Ltd	14,600	116
France Bed Holdings	9,400	89
FTGroup Co Ltd	2,900	24
Fujicco Co Ltd	22,500	310
Fujiya Co Ltd	2,900	50
Fukuda Denshi Co Ltd	200	10
Gakken Holdings Co Ltd	9,800	69
Gakkyusha Co Ltd	5,600	80
H.U. Group Holdings	12,900	244
Hamakyorex	1,300	37
Heiwado Co Ltd	62,500	946
Hitachi Ltd	569	41
Hogy Medical	3,000	77
Hokuto Corp	53,000	653
House Foods Group Inc	39,900	882
Icom	1,000	25
Inpex Corp	21,100	285
Itochu-Shokuhin Co Ltd	2,003	112
Japan Oil Transportation Co Ltd	2,100	43
Japan Post Bank Co Ltd	262,100	2,670
Japan Post Holdings Co Ltd	11,500	103
Japan Tobacco Inc (A)	279,600	7,229
Jastec	4,300	43
JM Holdings	3,600	57

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J-Oil Mills	12,400	$170
JSP Corp	29,000	377
Kaken Pharmaceutical Co Ltd	30,400	723
Kakiyasu Honten Co Ltd	5,531	97
Kameda Seika Co Ltd	3,600	105
Kansai Electric Power Co Inc/The	228,800	3,038
Kato Sangyo Co Ltd	27,800	906
Kenko Mayonnaise	2,500	30
Kewpie Corp	20,500	361
Key Coffee Inc	7,400	109
KFC Holdings Japan Ltd	6,000	131
Kobe Electric Railway *	3,300	69
Komeri Co Ltd	19,200	421
Kuriyama Holdings	4,200	27
Kyorin Pharmaceutical	104,700	1,322
Kyosan Electric Manufacturing Co Ltd	9,800	33
Lawson Inc	20,200	1,043
Lion Corp	55,800	518
Marvelous Inc	5,300	27
McDonald's Holdings Co Japan Ltd (A)	20,000	867
Medical System Network, Cl A	7,000	32
Megmilk Snow Brand Co Ltd	44,600	669
MEIJI Holdings Co Ltd	36,000	855
Ministop Co Ltd	4,700	51
Miroku Jyoho Service Co Ltd	6,500	81
Mitsubishi Shokuhin Co Ltd	18,900	645
Mitsui DM Sugar Holdings Co Ltd	15,000	316
Miyoshi Oil & Fat Co Ltd	18,300	164
Mochida Pharmaceutical Co Ltd	2,200	51
Morinaga & Co Ltd/Japan	11,000	200
Morozoff Ltd	1,200	32
MS&AD Insurance Group Holdings Inc	25,900	1,019
Musashi Co Ltd	2,400	31
Nagase Brothers	5,100	71
Nagatanien Holdings Co Ltd	1,700	26
NH Foods Ltd	5,900	200
Nichirei Corp	2,100	52
Nichirin Co Ltd	6,200	144
Nihon Chouzai Co Ltd	31,100	309
Nihon Denkei Co Ltd	2,000	26
Nikko Co Ltd/Hyogo	5,600	27
Nippn Corp	111,234	1,754
Nippon Air Conditioning Services Co Ltd	4,900	28
Nippon BS Broadcasting Corp	1,700	11
Nippon Carbon	900	28
Nippon Steel Corp	54,200	1,242
Nippon Telegraph & Telephone Corp	2,124,800	2,597
Nisshin Oillio Group Ltd/The	10,552	321
Nissin Foods Holdings Co Ltd	15,000	524
Nittoc Construction Co Ltd	17,600	132
Oiles Corp	26,700	375
Okinawa Cellular Telephone Co	10,800	259

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Okumura	2,600	$86
Okuwa Co Ltd	22,800	134
Osaki Electric Co Ltd	13,700	62
Otsuka Holdings Co Ltd	12,500	469
OUG Holdings Inc	2,236	38
Prima Meat Packers	12,900	215
Raito Kogyo Co Ltd	17,800	239
Rasa Corp	3,900	42
RYODEN CORP	2,300	42
San-A Co Ltd, Cl A	37,700	1,218
Sanki Engineering Co Ltd	32,000	397
Sanyo Chemical Industries	6,200	186
Senko Group Holdings Co Ltd	26,300	213
Showa Sangyo Co Ltd	22,000	494
SKY Perfect JSAT Holdings Inc	127,800	633
SoftBank Corp	500,200	6,243
Software Service	900	63
SPK Corp	1,900	25
SRA Holdings	6,400	162
ST Corp	5,400	58
Step Co Ltd	9,200	123
Studio Alice Co Ltd	6,000	89
Sugi Holdings Co Ltd	1,800	83
Sundrug Co Ltd	71,700	2,305
Tachibana Eletech Co Ltd	3,700	72
Takamatsu Construction Group Co Ltd	13,200	259
Takasago International Corp	2,300	57
TAKEBISHI CORP	2,000	27
Tekken Corp	8,500	121
Tobishima	4,600	43
TOKAI Holdings Corp	100,700	688
Tokyo Individualized Educational Institute Inc	8,500	27
Tokyo Seimitsu Co Ltd	4,400	271
Tokyu Construction Co Ltd	84,000	475
Trend Micro Inc/Japan *(A)	92,600	4,958
Tsumura & Co	5,200	98
Unicafe Inc *	6,400	42
United Super Markets Holdings Inc	123,500	891
Uoriki Co Ltd	5,800	96
Valor Holdings Co Ltd	21,900	379
Vital KSK Holdings Inc	21,700	161
Wowow Inc	19,124	145
Yamatane Corp	2,700	47
Yamaura Corp	6,300	63
Yaoko Co Ltd	18,000	1,030
Yashima Denki Co Ltd	2,600	24
Yasuda Logistics Corp	3,700	31
Yondoshi Holdings Inc	2,900	42
Zenkoku Hosho Co Ltd	4,000	151
Zenrin Co Ltd	23,900	148
		75,227

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 3.0%
Koninklijke Ahold Delhaize NV	368,976	$10,604
Koninklijke KPN NV	213,796	736
Shell PLC	161,435	5,304
Wolters Kluwer NV	42,753	6,078
		22,722

New Zealand — 0.5%
Spark New Zealand Ltd	1,257,480	4,124

Norway — 1.5%
AMSC ASA	29,261	78
DNB Bank ASA	64,950	1,381
Kongsberg Gruppen ASA	7,523	345
Orkla ASA	286,136	2,221
Sparebank 1 Oestlandet	3,854	50
SpareBank 1 SMN	24,206	338
SpareBank 1 Sorost-Norge	3,479	22
SpareBank 1 SR-Bank ASA	13,067	166
Sparebanken Vest	26,910	290
Storebrand	112,985	1,002
Telenor ASA (A)	482,285	5,537
Veidekke ASA	19,659	198
		11,628

Portugal — 0.3%
Jeronimo Martins SGPS SA	96,723	2,462
NOS SGPS SA	22,868	81
		2,543

Singapore — 0.5%
Bukit Sembawang Estates Ltd	11,000	29
Fraser and Neave Ltd	20,400	16
Jardine Cycle & Carriage Ltd	44,800	1,011
Kimly Ltd	85,900	21
Oversea-Chinese Banking Corp Ltd	40,700	401
Sheng Siong Group Ltd	1,367,374	1,659
Singapore Exchange Ltd	80,000	596
		3,733

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	25,325	1,124
Aena SME SA	11,081	2,009
Cia de Distribucion Integral Logista Holdings SA	30,628	828
Ebro Foods SA	5,820	100
Iberdrola SA	317,367	4,161
Redeia Corp SA	49,785	820
		9,042

Sweden — 0.8%
Essity AB, Cl B	101,494	2,518
Industrivarden AB, Cl C	34,484	1,123
Securitas AB, Cl B	87,418	855
Volvo AB, Cl A	23,916	633

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Volvo AB, Cl B	29,985	$779
		5,908

Switzerland — 2.7%
Berner Kantonalbank AG	248	70
BKW AG	2,434	432
Chocoladefabriken Lindt & Spruengli AG	58	695
Emmi AG	102	110
Kuehne + Nagel International AG	4,696	1,617
Novartis AG	88,750	8,949
Plazza AG	133	48
PSP Swiss Property AG	3,442	481
Sandoz Group AG *	1	–
St Galler Kantonalbank AG	157	92
Swatch Group AG/The	10,799	565
Swisscom AG	12,308	7,400
		20,459

United Kingdom — 4.9%
BAE Systems PLC	60,801	861
British American Tobacco PLC	4,161	122
Centrica PLC	209,358	375
CK Hutchison Holdings Ltd	738,000	3,955
Coca-Cola Europacific Partners PLC	74,449	4,969
HSBC Holdings PLC	322,547	2,613
J Sainsbury PLC	260,500	1,005
RELX PLC	181,116	7,180
Rightmove PLC	8,040	59
Sage Group PLC/The	482,723	7,215
Spirent Communications PLC	169,712	267
Tesco PLC	1,098,394	4,068
Unilever PLC	46,565	2,256
Vodafone Group PLC	2,790,072	2,438
		37,383

United States — 60.8%
AbbVie Inc	23,155	3,588
Alphabet Inc, Cl A *	39,102	5,462
Alphabet Inc, Cl C *	19,915	2,807
Altria Group Inc	126,106	5,087
Amdocs Ltd	75,235	6,612
American Business Bank *	1,369	49
AMETEK Inc	5,205	858
Amgen Inc, Cl A	15,049	4,334
Aon PLC, Cl A	8,060	2,346
Apple Inc	36,316	6,992
AptarGroup Inc	41,469	5,126
Arrow Electronics Inc, Cl A *	8,441	1,032
AT&T Inc	310,853	5,216
Automatic Data Processing Inc	3,124	728
AutoZone Inc *	347	897
Bank of New York Mellon Corp/The	112,277	5,844
Becton Dickinson & Co	3,969	968
Berkshire Hathaway Inc, Cl B *	33,703	12,021

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Box Inc, Cl A *	63,064	$1,615
Brady Corp, Cl A	5,478	322
Bristol-Myers Squibb Co	125,215	6,425
Brown & Brown Inc	10,957	779
Bunge Global	45,260	4,569
CACI International Inc, Cl A *	2,270	735
Cadence Design Systems Inc *	15,875	4,324
Campbell Soup Co	83,262	3,599
Cardinal Health Inc	42,862	4,321
Casey's General Stores Inc	19,357	5,318
Cboe Global Markets Inc	35,621	6,361
Cencora Inc, Cl A	1,994	410
Centene Corp *	7,762	576
Chemed Corp	6,486	3,793
Church & Dwight Co Inc	75,100	7,102
Cigna Group/The	6,628	1,985
Cintas Corp	9,368	5,646
Cisco Systems Inc	175,098	8,846
Clorox Co/The	51,140	7,292
CME Group Inc, Cl A	8,806	1,855
Coca-Cola Co/The	100,764	5,938
Colgate-Palmolive Co	90,554	7,218
Comcast Corp, Cl A	16,995	745
CommVault Systems Inc *	65,326	5,216
Conagra Brands Inc	55,314	1,585
Consolidated Edison Inc	15,762	1,434
Costco Wholesale Corp	9,470	6,251
CVS Health Corp	78,626	6,208
DaVita Inc *	419	44
Dell Technologies Inc, Cl C	9,042	692
Dolby Laboratories Inc, Cl A	40,717	3,509
Domino's Pizza Inc	2,881	1,188
Donaldson Co Inc, Cl A	1,718	112
Dropbox Inc, Cl A *	50,755	1,496
eBay Inc	64,905	2,831
Ecolab Inc	19,659	3,899
Electronic Arts Inc	92,170	12,610
Elevance Health Inc	1,275	601
Everest Group Ltd	5,570	1,969
Exelixis Inc *	25,611	614
F5 Inc, Cl A *	29,189	5,224
Fair Isaac Corp *	1,042	1,213
FedEx Corp	12,501	3,162
Ferguson PLC	2,908	561
Fox Corp, Cl A	73,357	2,177
Fox Corp, Cl B	44,708	1,236
General Dynamics Corp	13,718	3,562
General Mills Inc	128,476	8,369
Gilead Sciences Inc	94,357	7,644
Graco Inc	36,155	3,137
Graham Holdings Co, Cl B	745	519
Grand Canyon Education Inc *	9,807	1,295

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GSK PLC	24,779	$458
Haleon PLC	661,896	2,714
HealthStream Inc	18,968	513
Hershey Co/The	30,678	5,720
Holcim AG	14,779	1,159
Hologic Inc *	10,065	719
HP Inc	9,680	291
Humana Inc	4,210	1,927
Incyte Corp *	127,398	7,999
Ingredion Inc	9,850	1,069
International Business Machines Corp	39,839	6,516
Johnson & Johnson	39,810	6,240
Juniper Networks Inc	68,853	2,030
Kellanova	124,039	6,935
Kimberly-Clark Corp	103,259	12,547
Kraft Heinz Co/The	146,597	5,421
Lockheed Martin Corp	15,426	6,992
Marsh & McLennan Cos Inc	35,614	6,748
McDonald's Corp	8,422	2,497
McKesson Corp	15,346	7,105
Microsoft Corp	18,662	7,018
Molina Healthcare Inc *	3,348	1,210
Mondelez International Inc, Cl A	98,333	7,122
Motorola Solutions Inc	18,930	5,927
Nestle SA	53,225	6,166
NET Lease Office Properties ‡	1	–
NetApp Inc	38,030	3,353
NetScout Systems Inc *	39,270	862
New Mountain Finance Corp	10,160	129
NewMarket Corp	2,858	1,560
Northrop Grumman Corp	8,122	3,802
Oracle Corp, Cl B	36,306	3,828
O'Reilly Automotive Inc *	1,137	1,080
PACCAR Inc	7,560	738
PepsiCo Inc	41,651	7,074
Pfizer Inc	68,125	1,961
Philip Morris International Inc	67,864	6,385
Procter & Gamble Co/The	73,461	10,765
Regeneron Pharmaceuticals Inc *	263	231
Reliance Steel & Aluminum Co	118	33
Republic Services Inc	35,417	5,841
Roche Holding AG	33,786	9,899
Rollins Inc	16,813	734
Roper Technologies Inc	3,925	2,140
Royal Gold Inc, Cl A	40,816	4,937
RPM International Inc	10,985	1,226
Sherwin-Williams Co/The, Cl A	1,542	481
Synopsys Inc *	7,444	3,833
Sysco Corp, Cl A	44,056	3,222
TJX Cos Inc/The	19,994	1,876
T-Mobile US Inc	15,709	2,519
United Therapeutics Corp *	2,530	556

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
USANA Health Sciences Inc *	2,334	$125
VeriSign Inc *	27,325	5,628
Verisk Analytics Inc, Cl A	3,402	813
Verizon Communications Inc	167,431	6,312
Vertex Pharmaceuticals Inc *	2,534	1,031
Viatris Inc, Cl W	126,870	1,374
Walgreens Boots Alliance Inc	4,074	106
Walmart Inc	66,701	10,515
Waste Management Inc	2,314	414
Willis Towers Watson PLC	2,503	604
WK Kellogg Co	1	–
Yelp Inc, Cl A *	10,407	493
		467,622

Total Common Stock
(Cost $692,979) ($ Thousands)		754,086

PREFERRED STOCK — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG, 7.000%	6,972	693
Henkel AG & Co KGaA (B)	73,433	5,910

Total Preferred Stock
(Cost $6,359) ($ Thousands)		6,603

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, LP
5.410% **†(C)	20,939,796	20,935

Total Affiliated Partnership
(Cost $20,943) ($ Thousands)		20,935

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	3,322,470	3,322

Total Cash Equivalent
(Cost $3,322) ($ Thousands)		3,322

Total Investments in Securities — 102.1%
(Cost $723,603) ($ Thousands)		$784,946

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	8	Mar-2024	$402	$402	$(3)
FTSE 100 Index	1	Mar-2024	98	100	—
Hang Seng Index	1	Jan-2024	107	109	2
S&P 500 Index E-MINI	6	Mar-2024	1,436	1,446	10
SPI 200 Index	2	Mar-2024	251	259	5
TOPIX Index	1	Mar-2024	165	167	1
			$2,459	$2,483	$15

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/08/24	NZD	3,103	USD	1,908	$(56)
Barclays PLC	01/08/24	GBP	14,511	USD	18,257	(241)
Barclays PLC	01/08/24	CHF	16,520	USD	18,956	(684)
Barclays PLC	01/09/24	JPY	5,454,221	USD	37,202	(1,524)
BNP Paribas	01/08/24	SEK	64,987	USD	6,218	(232)
BNP Paribas	01/08/24	NOK	67,645	USD	6,189	(473)
Brown Brothers Harriman	01/08/24	USD	164	NZD	262	2
Brown Brothers Harriman	01/08/24	USD	51	NZD	80	—
Brown Brothers Harriman	01/08/24	SGD	80	USD	60	—
Brown Brothers Harriman	01/08/24	SGD	192	USD	144	(1)
Brown Brothers Harriman	01/08/24	NZD	68	USD	43	—
Brown Brothers Harriman	01/08/24	NZD	320	USD	197	(5)
Brown Brothers Harriman	01/08/24	USD	330	AUD	490	5
Brown Brothers Harriman	01/08/24	USD	92	AUD	134	(1)
Brown Brothers Harriman	01/08/24	CAD	154	USD	117	—
Brown Brothers Harriman	01/08/24	CAD	374	USD	278	(6)
Brown Brothers Harriman	01/08/24	USD	462	DKK	3,140	4
Brown Brothers Harriman	01/08/24	USD	155	DKK	1,038	(1)
Brown Brothers Harriman	01/08/24	USD	692	SGD	924	9
Brown Brothers Harriman	01/08/24	USD	66	SGD	87	—
Brown Brothers Harriman	01/08/24	CHF	349	USD	415	—
Brown Brothers Harriman	01/08/24	CHF	815	USD	941	(28)
Brown Brothers Harriman	01/08/24	USD	1,030	NOK	10,878	41
Brown Brothers Harriman	01/08/24	USD	155	NOK	1,569	(1)
Brown Brothers Harriman	01/08/24	USD	982	SEK	10,128	24
Brown Brothers Harriman	01/08/24	USD	216	SEK	2,151	(3)
Brown Brothers Harriman	01/08/24	GBP	1,345	USD	1,702	(13)
Brown Brothers Harriman	01/08/24	USD	1,315	CAD	1,774	31
Brown Brothers Harriman	01/08/24	USD	118	CAD	155	—
Brown Brothers Harriman	01/08/24	USD	1,268	GBP	998	5
Brown Brothers Harriman	01/08/24	USD	635	GBP	497	(1)
Brown Brothers Harriman	01/08/24	USD	1,686	HKD	13,166	—
Brown Brothers Harriman	01/08/24	USD	540	HKD	4,213	—
Brown Brothers Harriman	01/08/24	EUR	663	USD	732	—
Brown Brothers Harriman	01/08/24	EUR	1,872	USD	2,038	(30)
Brown Brothers Harriman	01/08/24	USD	2,121	CHF	1,832	56

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/08/24	USD	672	CHF	562	$(4)
Brown Brothers Harriman	01/08/24	USD	2,613	EUR	2,385	23
Brown Brothers Harriman	01/08/24	USD	862	EUR	776	(5)
Brown Brothers Harriman	01/08/24	SEK	2,052	USD	204	—
Brown Brothers Harriman	01/08/24	SEK	2,175	USD	212	(4)
Brown Brothers Harriman	01/08/24	NOK	1,153	USD	114	—
Brown Brothers Harriman	01/08/24	NOK	3,125	USD	297	(11)
Brown Brothers Harriman	01/08/24	AUD	122	USD	83	—
Brown Brothers Harriman	01/08/24	AUD	4,429	USD	2,916	(107)
Brown Brothers Harriman	01/08/24	HKD	2,911	USD	373	1
Brown Brothers Harriman	01/08/24	HKD	2,768	USD	354	—
Brown Brothers Harriman	01/08/24	DKK	876	USD	130	—
Brown Brothers Harriman	01/08/24	DKK	18,393	USD	2,668	(58)
Brown Brothers Harriman	01/09/24	USD	4,691	JPY	667,263	47
Brown Brothers Harriman	01/09/24	USD	1,168	JPY	164,387	(1)
Brown Brothers Harriman	01/09/24	JPY	517,234	USD	3,625	(48)
Standard Chartered	01/08/24	AUD	1,303	USD	858	(32)
Standard Chartered	01/08/24	DKK	25,720	USD	3,725	(87)
Standard Chartered	01/08/24	HKD	88,477	USD	11,331	(2)
Westpac Banking	01/08/24	SGD	4,688	USD	3,500	(55)
Westpac Banking	01/08/24	CAD	9,712	USD	7,163	(203)
Westpac Banking	01/08/24	EUR	31,372	USD	33,855	(806)
						$(4,475)

Percentages are based on Net Assets of $769,163 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $20,935 ($ Thousands).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Global Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$5,171	$35,890	$(20,117)	$(2)	$(7)	$20,935	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	8,088	57,228	(61,994)	—	—	3,322	54	—
Totals	$13,259	$93,118	$(82,111)	$(2)	$(7)	$24,257	$57	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 2.8%
Comcast Corp, Cl A	63,700	$2,793
Fox Corp, Cl A	72,007	2,137
Fox Corp, Cl B	11,357	314
Madison Square Garden Sports Corp *	8,894	1,617
New York Times Co/The, Cl A	90,194	4,419
T-Mobile US Inc	37,205	5,965
Verizon Communications Inc	133,139	5,019

		22,264
Consumer Discretionary — 4.6%
AutoZone Inc *	5,600	14,479
Darden Restaurants Inc	6,293	1,034
Honda Motor Co Ltd ADR	129,300	3,997
McDonald's Corp	24,019	7,122
Murphy USA Inc	6,300	2,246
Texas Roadhouse Inc, Cl A	37,007	4,523
Toyota Motor Corp ADR (A)	16,500	3,026

		36,427
Consumer Staples — 14.5%
Altria Group Inc	51,246	2,067
Archer-Daniels-Midland Co	46,053	3,326
Campbell Soup Co	62,568	2,705
Casey's General Stores Inc	2,654	729
Church & Dwight Co Inc	69,450	6,567
Clorox Co/The	19,287	2,750
Coca-Cola Co/The	61,904	3,648
Coca-Cola Europacific Partners PLC	49,400	3,297
Colgate-Palmolive Co	56,926	4,538
Costco Wholesale Corp	10,078	6,652
Dollar General Corp	14,427	1,961
General Mills Inc	78,195	5,094
Hershey Co/The	32,131	5,991
Hormel Foods Corp	100,940	3,241
Kellanova	57,168	3,196
Kimberly-Clark Corp	40,665	4,941
Kroger Co/The	226,100	10,335
Lamb Weston Holdings Inc	28,333	3,063
McCormick & Co Inc/MD	71,893	4,919
Metro Inc/CN, Cl A	58,400	3,038
PepsiCo Inc	55,363	9,403
Procter & Gamble Co/The	36,873	5,403
Target Corp, Cl A	5,834	831
Tyson Foods Inc, Cl A	11,072	595
Walmart Inc	102,455	16,152
WK Kellogg Co	42,187	554

		114,996
Energy — 1.7%
DT Midstream Inc	7,200	395
Exxon Mobil Corp	21,000	2,100
Marathon Petroleum Corp	19,475	2,889

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shell PLC ADR	48,400	$3,185
TotalEnergies ADR	23,900	1,610
Williams Cos Inc/The	96,414	3,358

		13,537
Financials — 13.8%
Aflac Inc	112,800	9,306
Allstate Corp/The	40,900	5,725
American Financial Group Inc/OH	28,300	3,365
Berkshire Hathaway Inc, Cl B *	17,300	6,170
Cboe Global Markets Inc	46,588	8,319
Chubb Ltd	12,399	2,802
Cullen/Frost Bankers Inc	10,482	1,137
Everest Group Ltd	31,963	11,301
First Hawaiian Inc	136,393	3,118
Hanover Insurance Group Inc/The, Cl A	19,700	2,392
Jack Henry & Associates Inc	10,939	1,788
M&T Bank Corp	13,412	1,838
MGIC Investment Corp	108,239	2,088
Morningstar Inc, Cl A	14,722	4,214
National Bank of Canada	40,500	3,102
NU Holdings Ltd, Cl A *	79,426	662
Progressive Corp/The	126,009	20,071
RenaissanceRe Holdings Ltd	31,431	6,160
Travelers Cos Inc/The	43,014	8,194
Unum Group	69,752	3,154
White Mountains Insurance Group Ltd	2,847	4,285

		109,191
Health Care — 22.3%
AbbVie Inc	85,487	13,248
Amgen Inc, Cl A	16,800	4,839
AstraZeneca PLC ADR	75,200	5,065
Bristol-Myers Squibb Co	109,962	5,642
Cencora Inc, Cl A	14,727	3,025
Chemed Corp	11,272	6,591
Cigna Group/The	3,955	1,184
CVS Health Corp	31,417	2,481
Danaher Corp, Cl A	7,087	1,640
Elevance Health Inc	41,000	19,334
Eli Lilly & Co	45,700	26,639
Exelixis Inc *	205,651	4,934
Gilead Sciences Inc	42,973	3,481
Henry Schein Inc *	13,267	1,004
Humana Inc	23,845	10,916
Incyte Corp *	59,257	3,721
Johnson & Johnson	14,300	2,241
McKesson Corp	8,957	4,147
Merck & Co Inc	164,378	17,920
Mettler-Toledo International Inc *	3,168	3,843
Neurocrine Biosciences Inc *	49,986	6,586
Pfizer Inc	83,832	2,414
Quest Diagnostics Inc	22,600	3,116

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thermo Fisher Scientific Inc	3,304	$1,754
United Therapeutics Corp *	15,314	3,367
UnitedHealth Group Inc	33,000	17,374

		176,506
Industrials — 13.3%
Automatic Data Processing Inc	11,680	2,721
Carrier Global Corp	50,700	2,913
CH Robinson Worldwide Inc	33,696	2,911
CSG Systems International Inc	37,600	2,001
Cummins Inc	8,000	1,917
EMCOR Group Inc	13,365	2,879
General Dynamics Corp	20,035	5,203
L3Harris Technologies Inc	22,600	4,760
Landstar System Inc	11,414	2,210
Lockheed Martin Corp	5,885	2,667
Northrop Grumman Corp	40,245	18,840
Quanta Services Inc	32,700	7,057
Republic Services Inc	131,000	21,603
Rollins Inc	59,391	2,594
RTX Corp	106,100	8,927
Schneider National Inc, Cl B	115,498	2,939
Waste Management Inc	74,421	13,329

		105,471
Information Technology — 20.1%
Amdocs Ltd	185,614	16,314
Apple Inc	131,500	25,318
Cisco Systems Inc	75,918	3,835
Cognizant Technology Solutions Corp, Cl A	51,408	3,883
F5 Inc, Cl A *	18,050	3,231
International Business Machines Corp	9,600	1,570
Microsoft Corp	82,896	31,172
Motorola Solutions Inc	87,964	27,541
NetApp Inc	46,296	4,081
Oracle Corp, Cl B	182,520	19,243
Qorvo Inc *	24,194	2,724
Synopsys Inc *	39,300	20,236

		159,148
Materials — 2.4%
AptarGroup Inc	6,262	774
Avery Dennison Corp	26,300	5,317
Corteva Inc	74,350	3,563
NewMarket Corp	7,800	4,258
Royal Gold Inc, Cl A	12,907	1,561
Sealed Air Corp	58,400	2,133
Silgan Holdings Inc	37,000	1,674

		19,280
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	2,073

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.8%
Ameren Corp	21,800	$1,577
American Electric Power Co Inc	23,100	1,876
DTE Energy Co	38,099	4,201
Duke Energy Corp	26,843	2,605
Entergy Corp	17,400	1,761
National Fuel Gas Co	34,340	1,723
NextEra Energy Inc	25,080	1,523
Portland General Electric Co	39,600	1,716
Public Service Enterprise Group Inc	27,400	1,675
Southern Co/The	19,305	1,354
WEC Energy Group Inc	29,250	2,462

		22,473
Total Common Stock
(Cost $333,343) ($ Thousands)		781,366

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
5.410% **†(B)	3,196,149	3,190

Total Affiliated Partnership
(Cost $3,197) ($ Thousands)		3,190

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	10,682,647	10,683

Total Cash Equivalent
(Cost $10,683) ($ Thousands)		10,683

Total Investments in Securities — 100.3%
(Cost $347,223) ($ Thousands)		$795,239

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	17	Mar-2024	$4,054	$4,097	$43

Percentages are based on Net Assets of $793,086 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $3,190 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,171	$1,205	$(1,184)	$—	$(2)	$3,190	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,107	39,834	(47,258)	—	—	10,683	159	—
Totals	$21,278	$41,039	$(48,442)	$—	$(2)	$13,873	$161	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%
Australia — 4.9%
a2 Milk Co Ltd/The *	75,275	$219
Abacus Storage King ‡	226,087	174
AGL Energy Ltd	179,746	1,163
ANZ Group Holdings Ltd	69,923	1,237
Aurizon Holdings Ltd	204,447	530
Bendigo & Adelaide Bank Ltd	52,109	344
BlueScope Steel Ltd	17,019	272
Brambles Ltd	112,320	1,042
CAR Group Ltd	9,191	195
Chorus Ltd	33,388	167
Coles Group Ltd	13,130	144
Computershare Ltd	20,988	349
CSL Ltd	3,288	643
Deterra Royalties Ltd	32,233	116
Elders Ltd	100,356	516
Fortescue Ltd	6,288	124
Harvey Norman Holdings Ltd	306,063	877
JB Hi-Fi Ltd	19,650	711
Metcash Ltd, Cl A	163,180	389
Northern Star Resources Ltd	12,917	120
Orica Ltd	24,603	268
QBE Insurance Group Ltd	18,114	183
REA Group Ltd	2,613	323
Rio Tinto Ltd	13,686	1,267
Rio Tinto PLC	3,292	245
Rio Tinto PLC ADR	3,379	252
Telstra Group Ltd, Cl B	316,051	854
Ventia Services Group Pty Ltd	289,406	620
Viva Energy Group Ltd	317,967	757
Wesfarmers Ltd	18,824	733
Woolworths Group Ltd	17,215	437
		15,271

Austria — 0.4%
ANDRITZ AG	5,099	317
CA Immobilien Anlagen AG	4,737	170
Eurotelesites AG *	20,380	82
S Immo AG	9,548	–
Telekom Austria AG, Cl A	81,520	689
		1,258

Belgium — 1.1%
Ageas SA/NV	34,560	1,501
Colruyt Group N.V	25,637	1,155
Proximus SADP	93,819	882
		3,538

Canada — 2.2%
Bank of Nova Scotia/The, Cl C (A)	10,136	496
Canadian Imperial Bank of Commerce	21,343	1,033
Canadian Tire Corp Ltd, Cl A	13,672	1,459
iA Financial Corp Inc	9,423	646
Loblaw Cos Ltd	24,108	2,345

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stella-Jones Inc	13,355	$781
		6,760

China — 0.2%
BOC Hong Kong Holdings Ltd	107,000	290
Wilmar International Ltd	161,300	437
		727

Denmark — 3.4%
AP Moller - Maersk A/S, Cl B	57	102
Carlsberg AS, Cl B	12,148	1,524
Coloplast A/S, Cl B	6,536	748
Danske Bank A/S	62,947	1,683
DSV A/S	3,836	674
Genmab A/S *	1,478	472
Jyske Bank A/S	2,041	146
Novo Nordisk A/S, Cl B	26,725	2,765
Scandinavian Tobacco Group A/S	66,734	1,160
Schouw & Co A/S	1,279	105
Solar A/S, Cl B	2,119	146
Sydbank AS	22,507	979
UIE PLC	5,640	157
		10,661

Finland — 1.2%
Elisa Oyj	9,095	421
Kemira Oyj	45,914	851
Kesko Oyj, Cl B	56,495	1,119
Orion Oyj, Cl B	21,026	912
TietoEVRY Oyj	18,068	430
		3,733

France — 9.2%
Air Liquide SA	3,881	755
Arkema SA	1,238	141
AXA SA	35,579	1,159
BNP Paribas SA	3,209	222
Bouygues SA	25,278	953
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes	886	115
Carrefour SA	168,079	3,076
Cie Generale des Etablissements Michelin SCA	49,129	1,762
Credit Agricole SA	22,471	319
Danone SA	36,496	2,366
Dassault Systemes SE	2,215	108
Eiffage SA	8,327	892
Engie SA	70,311	1,236
Legrand SA	7,583	788
L'Oreal SA	465	231
Metropole Television SA	54,340	777
Orange SA	368,164	4,191
Pernod Ricard SA	529	93
Sanofi SA	45,138	4,476
SEB SA	3,372	421

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Societe BIC SA	21,338	$1,481
Thales SA, Cl A	5,065	749
TotalEnergies SE	22,396	1,524
Vivendi SE	69,656	745
		28,580

Germany — 4.7%
Bayer AG	6,186	230
Bayerische Motoren Werke AG	1,376	153
Beiersdorf AG	12,795	1,918
Deutsche Boerse AG	2,569	529
Deutsche Post AG	28,985	1,436
Deutsche Telekom AG	150,668	3,620
E.ON SE	10,939	147
Fresenius Medical Care AG	13,954	585
Fresenius SE & Co KGaA	3,243	101
Hannover Rueck SE	1,509	361
Henkel AG & Co KGaA	4,709	338
Hornbach Holding AG & Co KGaA	11,109	810
Knorr-Bremse AG	2,220	144
Merck KGaA	2,213	352
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,356	2,219
SAP SE	2,687	414
Siemens Healthineers AG	2,446	142
Sirius Real Estate Ltd	87,389	105
Suedzucker AG	36,425	571
Talanx AG	5,151	368
		14,543

Hong Kong — 3.2%
CK Asset Holdings Ltd	168,500	846
CK Hutchison Holdings Ltd	168,000	900
CK Infrastructure Holdings Ltd	19,000	105
CLP Holdings Ltd, Cl B	92,000	759
Dah Sing Banking Group Ltd	666,000	430
HK Electric Investments & HK Electric Investments Ltd	104,500	63
HKT Trust & HKT Ltd	679,000	810
Hutchison Telecommunications Hong Kong Holdings Ltd	756,000	104
Kerry Properties Ltd	463,500	848
Kowloon Development Co Ltd	398,000	301
New World Development Co Ltd	219,000	340
Nissin Foods Co Ltd	329,000	263
PCCW Ltd	997,704	532
Power Assets Holdings Ltd	119,500	693
SmarTone Telecommunications Holdings Ltd	133,500	69
VTech Holdings Ltd	223,900	1,352
WH Group Ltd	2,345,000	1,514
		9,929

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 0.2%
First Resources Ltd	604,500	$655

Ireland — 0.2%
Glanbia PLC	39,301	647

Israel — 1.7%
Bank Hapoalim BM	66,970	605
Bank Leumi Le-Israel BM	56,853	460
Bezeq The Israeli Telecommunication Corp Ltd	182,839	250
Check Point Software Technologies Ltd *	8,770	1,340
Elbit Systems Ltd	1,000	213
First International Bank Of Israel Ltd/The	3,372	138
Isracard Ltd	–	–
Mizrahi Tefahot Bank Ltd	12,013	468
Nice Ltd ADR *	4,391	876
Oil Refineries Ltd	1,752,180	595
Radware Ltd *	5,869	98
Shufersal Ltd *	26,493	127
Telsys Ltd	1,666	109
		5,279

Italy — 1.6%
A2A SpA	582,186	1,196
ACEA SpA	16,169	247
Assicurazioni Generali SpA	15,478	327
Enel SpA	61,229	455
Eni SpA	65,456	1,110
Terna - Rete Elettrica Nazionale	27,136	226
UnipolSai Assicurazioni SpA	507,575	1,267
		4,828

Japan — 26.3%
AEON REIT Investment Corp ‡	198	199
Anritsu Corp	35,400	342
Arcs Co Ltd	38,800	766
Bandai Namco Holdings Inc	6,900	138
Bridgestone Corp (A)	26,900	1,114
Brother Industries Ltd	59,300	947
Canon Inc (A)	112,100	2,878
Choushimaru Co Ltd	10,500	120
Chubu Electric Power Co Inc	55,000	711
Citizen Watch Co Ltd	67,900	405
Daicel Corp	75,100	728
Daiichi Sankyo Co Ltd	7,500	206
Daiki Aluminium Industry Co Ltd	9,800	82
Daito Trust Construction Co Ltd	1,700	197
Daiwa Securities Group Inc	72,800	490
DCM Holdings Co Ltd	117,800	1,080
EDION Corp	77,600	865
ENEOS Holdings Inc	365,400	1,452
Ezaki Glico Co Ltd	13,300	394
Fuji Nihon Seito Corp	7,600	52
Fujicco Co Ltd	7,900	109

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FUJIFILM Holdings Corp	12,200	$733
Heiwado Co Ltd	7,900	120
Honda Motor Co Ltd	131,400	1,366
House Foods Group Inc	9,900	219
Hoya Corp	1,500	188
Inpex Corp (A)	88,100	1,190
ITOCHU Corp	57,500	2,352
Itochu Enex Co Ltd	67,200	733
Itoham Yonekyu Holdings Inc	32,080	877
Japan Post Bank Co Ltd	213,000	2,170
Japan Post Holdings Co Ltd	182,800	1,633
Japan Post Insurance Co Ltd	7,200	128
Japan Tobacco Inc (A)	123,900	3,203
Kajima Corp	113,300	1,894
Kaken Pharmaceutical Co Ltd	37,400	890
Kamigumi Co Ltd	10,100	241
Kaneka Corp	15,600	396
Kansai Electric Power Co Inc/The	47,000	624
Kato Sangyo Co Ltd	8,700	284
KDDI Corp	65,200	2,075
Keihanshin Building Co Ltd	14,200	143
Keisei Electric Railway Co Ltd	4,674	221
Kewpie Corp	12,300	217
Kinden Corp	67,500	1,147
Kobayashi Pharmaceutical Co Ltd	16,800	809
Komatsu Ltd	4,000	105
Komeri Co Ltd	5,200	114
K's Holdings Corp	68,400	641
Kuraray Co Ltd (A)	171,300	1,732
Kurimoto Ltd	5,300	115
Lawson Inc	15,400	796
Lintec Corp	38,500	751
Marubeni Corp	17,400	275
Maruichi Steel Tube Ltd	4,400	115
McDonald's Holdings Co Japan Ltd	2,900	126
Megmilk Snow Brand Co Ltd	25,000	375
MEIJI Holdings Co Ltd	24,700	587
MIRAIT ONE corp	50,300	663
Mitsubishi Chemical Group Corp, Cl B	168,400	1,032
Mitsubishi Electric Corp	67,600	959
Mitsubishi Shokuhin Co Ltd	23,100	788
Mitsubishi UFJ Financial Group Inc	205,800	1,769
Mitsui & Co Ltd	28,400	1,067
Mitsui Chemicals Inc	22,800	676
Mizuho Financial Group Inc	158,780	2,717
Morinaga & Co Ltd/Japan	21,600	392
Morinaga Milk Industry Co Ltd	6,000	116
Morishita Jintan Co Ltd	4,200	65
MS&AD Insurance Group Holdings Inc	44,900	1,766
NEC Corp	6,400	379
NH Foods Ltd	3,800	129
Nichirei Corp	6,500	160

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippn Corp	17,100	$270
NIPPON EXPRESS HOLDINGS INC	10,200	580
Nippon Kayaku Co Ltd	11,300	108
Nippon Light Metal Holdings Co Ltd	20,600	256
Nippon Steel Corp	28,400	651
Nippon Telegraph & Telephone Corp	2,483,000	3,035
Nippon Television Holdings Inc	80,400	878
Nisshin Seifun Group Inc	55,700	750
Nissin Foods Holdings Co Ltd	7,500	262
Niterra Co Ltd	19,800	470
Nitto Fuji Flour Milling Co Ltd	5,000	171
Obayashi Corp	11,500	100
Oji Holdings Corp	82,400	317
Okinawa Cellular Telephone Co	6,200	149
Osaka Gas Co Ltd	38,600	806
Otsuka Corp	9,100	375
Otsuka Holdings Co Ltd	13,700	514
Sankyo Co Ltd	29,600	1,726
Sankyu Inc	9,100	334
Secom Co Ltd	12,500	900
Seiko Epson Corp	25,600	383
Seino Holdings Co Ltd	58,300	884
Sekisui House Ltd	47,600	1,057
Senko Group Holdings Co Ltd	73,200	593
Shimizu Corp	43,700	290
Showa Sangyo Co Ltd	5,500	123
SoftBank Corp	38,300	478
Sompo Holdings Inc	2,400	117
Sugi Holdings Co Ltd	1,400	64
Sumitomo Corp	38,800	847
Sumitomo Heavy Industries Ltd (A)	29,800	751
Sumitomo Mitsui Financial Group Inc	44,400	2,167
Sumitomo Mitsui Trust Holdings Inc	59,600	1,144
Sundrug Co Ltd	23,400	752
Taisei Corp	1,700	58
Techno Ryowa Ltd	18,100	180
Toho Holdings Co Ltd	5,000	114
TOPPAN Holdings Inc	5,800	162
Toyota Boshoku Corp	12,100	192
Trend Micro Inc/Japan *	17,400	932
USS Co Ltd	18,000	362
Valor Holdings Co Ltd	29,600	513
Yamada Holdings Co Ltd	134,900	420
Yamaguchi Financial Group Inc	92,500	829
Yamazaki Baking Co Ltd	4,600	105
Zaoh Co Ltd	8,700	150
		81,857

Jordan — 0.3%
Hikma Pharmaceuticals PLC	39,776	907

Netherlands — 2.6%
ABN AMRO Bank NV GDR	11,695	175
JDE Peet's NV	8,383	226

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Koninklijke Ahold Delhaize NV	168,626	$4,846
Koninklijke KPN NV	143,332	494
NN Group NV	29,146	1,151
Shell PLC	3,555	117
Wolters Kluwer NV	7,314	1,040
		8,049

New Zealand — 0.7%
Fisher & Paykel Healthcare Corp Ltd	19,131	286
Fletcher Building Ltd	163,936	496
Mercury NZ Ltd	109,078	456
Meridian Energy Ltd	35,190	123
Spark New Zealand Ltd	275,841	905
		2,266

Norway — 1.6%
Atea ASA	8,885	113
DNB Bank ASA	22,448	477
Equinor ASA	15,482	491
Norsk Hydro ASA	28,454	192
Olav Thon Eiendomsselskap ASA	13,082	240
Orkla ASA	207,602	1,612
Sparebank 1 Oestlandet	8,506	111
SpareBank 1 SR-Bank ASA	17,208	218
Telenor ASA	125,039	1,436
		4,890

Portugal — 1.2%
Jeronimo Martins SGPS SA	80,764	2,056
Navigator Co SA/The	84,122	330
NOS SGPS SA	86,109	304
REN - Redes Energeticas Nacionais SGPS SA	211,678	544
Sonae SGPS SA	383,487	383
		3,617

Singapore — 3.7%
DBS Group Holdings Ltd	104,700	2,652
Frasers Property Ltd	162,200	109
Genting Singapore Ltd	729,600	553
Jardine Cycle & Carriage Ltd	106,900	2,412
Jardine Matheson Holdings Ltd	1,500	62
Mapletree Logistics Trust ‡	154,270	203
Oversea-Chinese Banking Corp Ltd	194,500	1,917
Sheng Siong Group Ltd	383,000	464
Singapore Airlines Ltd	27,500	137
Singapore Exchange Ltd	58,900	439
Singapore Land Group Ltd	68,600	103
Singapore Technologies Engineering Ltd	239,700	707
Straits Trading Co Ltd/Singapore	74,500	102
United Overseas Bank Ltd	70,700	1,525
Venture Corp Ltd	8,100	84
		11,469

South Africa — 0.0%
Thungela Resources Ltd	1,394	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 2.1%
Acerinox SA	26,341	$310
ACS Actividades de Construccion y Servicios SA	6,200	275
Aena SME SA	1,249	227
CaixaBank SA	14,847	61
Cia de Distribucion Integral Logista Holdings SA	90,492	2,447
Endesa SA	20,273	413
Faes Farma SA	26,701	93
Iberdrola SA	59,519	781
Industria de Diseno Textil SA	10,155	442
Redeia Corp SA	20,500	338
Repsol SA, Cl A	58,369	867
Telefonica SA	87,372	341
		6,595

Sweden — 2.0%
Axfood AB	13,229	358
Betsson AB, Cl B	37,401	403
Epiroc AB, Cl B	14,793	259
Essity AB, Cl B	41,141	1,021
Industrivarden AB, Cl C	21,625	704
KNOW IT AB	7,589	118
Nordea Bank Abp, Cl A	10,305	128
Nyfosa AB	18,745	178
Securitas AB, Cl B	32,554	318
Skandinaviska Enskilda Banken AB, Cl A	27,192	375
Svenska Cellulosa AB SCA, Cl B	11,438	172
Swedbank AB, Cl A	32,836	662
Swedish Orphan Biovitrum AB *	25,242	669
Volvo AB, Cl B	26,274	682
		6,047

Switzerland — 8.4%
ABB Ltd	11,765	521
Alcon Inc	3,282	256
ALSO Holding AG	606	181
Baloise Holding AG	6,658	1,043
Basellandschaftliche Kantonalbank	303	308
Berner Kantonalbank AG	473	133
BKW AG	5,701	1,013
Chocoladefabriken Lindt & Spruengli AG	74	887
EFG International AG	36,769	472
Emmi AG	691	748
EMS-Chemie Holding AG	206	167
Helvetia Holding AG	4,485	617
Holcim AG	13,535	1,062
Kuehne + Nagel International AG	804	277
Nestle SA	10,269	1,190
Novartis AG	53,525	5,397
PSP Swiss Property AG	3,886	543
Roche Holding AG	11,616	3,374
Romande Energie Holding SA	1,900	124

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sandoz Group AG *	10,990	$353
Sika AG	1,337	435
Sonova Holding AG	2,749	896
Swiss Life Holding AG	1,571	1,090
Swiss Prime Site AG	6,870	733
Swisscom AG	4,647	2,794
Thurgauer Kantonalbank	927	132
TX Group AG	559	80
Valiant Holding AG	8,341	945
Vetropack Holding AG, Cl A	3,654	170
Zurich Insurance Group AG	226	118
		26,059

United Kingdom — 13.8%
3i Group PLC	18,195	562
AstraZeneca PLC ADR	3,900	263
Atalaya Mining PLC	44,952	207
B&M European Value Retail SA	172,722	1,234
BAE Systems PLC	383,247	5,425
Balfour Beatty PLC	90,913	384
Bank of Georgia Group PLC	17,970	911
BP PLC	216,097	1,284
British American Tobacco PLC	29,336	858
Britvic PLC	61,970	664
BT Group PLC, Cl A	650,300	1,025
Bunzl PLC	27,294	1,110
Centamin PLC	91,997	117
Coca-Cola Europacific Partners PLC	11,497	767
Computacenter PLC	33,825	1,204
DCC PLC	1,124	83
Diageo PLC	9,324	339
Endeavour Mining PLC	6,795	152
Ferguson PLC	1,586	305
GSK PLC	178,798	3,305
GSK PLC ADR	9,074	336
Haleon PLC	153,605	630
Howden Joinery Group PLC	31,799	330
HSBC Holdings PLC	99,862	809
Imperial Brands PLC	122,525	2,822
Inchcape PLC	24,346	222
J Sainsbury PLC	544,175	2,099
Kingfisher PLC	233,203	723
Land Securities Group PLC ‡	18,149	163
National Grid PLC	8,113	109
Pearson PLC	74,394	914
Premier Foods PLC	325,003	562
QinetiQ Group PLC	366,309	1,443
RELX PLC	23,211	920
Sage Group PLC/The	82,555	1,234
Serco Group PLC	303,591	627
Shell PLC	69,558	2,280
Spirent Communications PLC	75,809	119
Tesco PLC	736,784	2,729

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unilever PLC	52,680	$2,552
Vodafone Group PLC	909,022	795
Woodside Energy Group Ltd	5,009	106
YouGov PLC	8,551	129
		42,852

United States — 0.1%
Ferguson PLC	1,103	213
Nova Ltd *	853	117
Taro Pharmaceutical Industries Ltd *	2,666	112
		442

Total Common Stock
(Cost $231,494) ($ Thousands)		301,470

PREFERRED STOCK — 0.8%
Germany — 0.8%
Henkel AG & Co KGaA (B)	30,256	2,435

Total Preferred Stock
(Cost $1,993) ($ Thousands)		2,435

	Number of Rights
RIGHT — 0.0%
Australia — 0.0%
Abacus Property Group *‡‡	40,372	–
Total Right
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, LP
5.410% **†(C)	11,776,790	11,777

Total Affiliated Partnership
(Cost $11,779) ($ Thousands)		11,777

Total Investments in Securities — 101.6%
(Cost $245,266) ($ Thousands)		$315,682

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Managed International Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $310,718 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $11,777 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$2,591	$25,864	$(16,673)	$—	$(5)	$11,777	$8	$—
SEI Daily Income Trust, Government Fund, Institutional Class	1,096	22,319	(23,415)	—	—	—	28	—
Totals	$3,687	$48,183	$(40,088)	$–	$(5)	$11,777	$36	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.1%

Real Estate — 98.1%
Alexandria Real Estate Equities Inc ‡	13,280	$1,683
American Tower Corp, Cl A ‡	6,130	1,323
AvalonBay Communities Inc ‡	7,013	1,313
Boston Properties Inc ‡	22,850	1,603
Brixmor Property Group Inc ‡	76,100	1,771
Camden Property Trust ‡	12,700	1,261
CareTrust REIT Inc ‡	23,750	532
Cousins Properties Inc ‡	44,590	1,086
CubeSmart ‡	11,450	531
DiamondRock Hospitality Co ‡	73,840	693
Digital Realty Trust Inc, Cl A ‡	23,840	3,208
Douglas Emmett Inc ‡	34,600	502
Elme Communities ‡	26,226	383
Equinix Inc ‡	9,155	7,373
Equity Residential ‡	51,270	3,136
Extra Space Storage Inc ‡	22,740	3,646
First Industrial Realty Trust Inc ‡	43,860	2,310
Healthpeak Properties Inc ‡	109,370	2,166
Highwoods Properties Inc ‡	16,200	372
Host Hotels & Resorts Inc ‡	96,610	1,881
Independence Realty Trust Inc ‡	25,060	383
Invitation Homes Inc ‡	71,250	2,430
Kilroy Realty Corp ‡	21,740	866
Kimco Realty Corp ‡	79,740	1,699
Medical Properties Trust Inc ‡	47,933	235
Omega Healthcare Investors Inc ‡	37,721	1,157
Paramount Group Inc ‡	32,550	168
Prologis Inc ‡	56,570	7,541
Public Storage ‡	10,810	3,297
Retail Opportunity Investments Corp ‡	70,670	991
Rexford Industrial Realty Inc ‡	37,980	2,131
RPT Realty ‡	45,325	582
SBA Communications Corp, Cl A ‡	2,230	566
Simon Property Group Inc ‡	21,606	3,082
Sun Communities Inc ‡	19,690	2,632

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tricon Residential Inc	87,450	$796
UDR Inc ‡	68,870	2,637
Urban Edge Properties ‡	25,779	472
Ventas Inc ‡	62,360	3,108
Welltower Inc ‡	36,290	3,272
Xenia Hotels & Resorts Inc ‡	34,530	470

Total Common Stock
(Cost $57,126) ($ Thousands)		75,288

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.410% **†(A)	4,762	4

Total Affiliated Partnership
(Cost $5) ($ Thousands)		4

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	663,318	663

Total Cash Equivalent
(Cost $663) ($ Thousands)		663

Total Investments in Securities — 99.0%
(Cost $57,794) ($ Thousands)		$75,955

Percentages are based on Net Assets of $76,731 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $4 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$4	$—	$—	$—	$—	$4	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	973	5,541	(5,851)	—	—	663	10	—
Totals	$977	$5,541	$(5,851)	$–	$—	$667	$10	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.3%
Agency Mortgage-Backed Obligations — 36.8%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$175	$178
7.000%, 05/01/2024 to 03/01/2039	46	49
6.500%, 10/01/2031 to 07/01/2053	4,033	4,149
6.000%, 02/01/2032 to 11/01/2053	2,758	2,816
5.500%, 01/01/2024 to 09/01/2053	9,621	9,683
5.000%, 05/01/2033 to 05/01/2053	8,733	8,703
4.500%, 04/01/2035 to 12/01/2052	8,960	8,810
4.220%, 08/01/2033	100	97
4.000%, 08/01/2041 to 02/01/2053	15,023	14,493
3.500%, 12/01/2033 to 06/01/2052	29,666	27,756
3.000%, 03/01/2031 to 06/01/2052	35,474	32,071
2.500%, 10/01/2031 to 05/01/2052	66,314	57,188
2.000%, 07/01/2032 to 05/01/2052	70,432	58,788
1.500%, 11/01/2040 to 08/01/2051	17,406	13,848
0.000%, 07/15/2031(A)	265	195
FHLMC ARM
7.461%, RFUCCT1Y + 1.770%, 09/01/2042(B)	56	58
7.431%, RFUCCT1Y + 1.609%, 10/01/2043(B)	65	67
7.345%, RFUCCT1Y + 1.683%, 02/01/2043(B)	93	95
7.188%, RFUCCT1Y + 1.628%, 11/01/2043(B)	50	51
7.171%, RFUCCT1Y + 1.605%, 09/01/2043(B)	35	35
7.043%, RFUCCT1Y + 1.650%, 03/01/2043(B)	61	62
7.036%, RFUCCT1Y + 1.642%, 10/01/2043(B)	67	68
6.881%, RFUCCT1Y + 1.635%, 07/01/2043(B)	39	39
6.840%, RFUCCT1Y + 1.637%, 09/01/2045(B)	575	586
6.809%, RFUCCT1Y + 1.642%, 08/01/2043(B)	61	63
6.263%, RFUCCT1Y + 1.687%, 09/01/2047(B)	378	382
5.942%, RFUCCT1Y + 1.724%, 01/01/2044(B)	134	137
5.712%, RFUCCT1Y + 1.637%, 04/01/2048(B)	827	839
5.218%, RFUCCT1Y + 1.638%, 03/01/2049(B)	345	349
5.197%, SOFR30A + 2.301%, 06/01/2053(B)	287	287
5.129%, SOFR30A + 2.215%, 08/01/2053(B)	307	306
4.299%, SOFR30A + 2.130%, 07/01/2052(B)	477	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.186%, SOFR30A + 2.304%, 05/01/2053(B)	$1,469	$1,432
4.123%, SOFR30A + 2.380%, 09/01/2052(B)	273	263
3.970%, SOFR30A + 2.140%, 08/01/2052(B)	532	504
3.913%, SOFR30A + 2.130%, 07/01/2052(B)	404	387
3.130%, RFUCCT1Y + 1.640%, 11/01/2048(B)	425	416
3.098%, RFUCCT1Y + 1.621%, 02/01/2050(B)	217	205
3.067%, RFUCCT1Y + 1.633%, 02/01/2050(B)	550	539
3.006%, RFUCCT1Y + 1.628%, 11/01/2048(B)	1,204	1,141
2.983%, RFUCCT1Y + 1.640%, 05/01/2049(B)	255	254
2.871%, RFUCCT1Y + 1.619%, 11/01/2047(B)	409	392
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	16	17
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	135	139
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	388	406
FHLMC CMO, Ser 2007-3281, Cl AI, IO
0.977%, 02/15/2037(B)	30	3
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	85	87
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
0.577%, 05/15/2038(B)	4	–
FHLMC CMO, Ser 2010-3621, Cl SB, IO
0.777%, 01/15/2040(B)	21	2
FHLMC CMO, Ser 2011-3924, Cl NC
4.000%, 09/15/2041	426	413
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.497%, 10/15/2041(B)	173	17
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	851	782
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	224	208
FHLMC CMO, Ser 2012-271, Cl F5
5.953%, SOFR30A + 0.614%, 08/15/2042(B)	277	271
FHLMC CMO, Ser 2012-272, Cl F1
5.953%, SOFR30A + 0.614%, 08/15/2042(B)	441	432
FHLMC CMO, Ser 2012-280, Cl F1
5.953%, SOFR30A + 0.614%, 09/15/2042(B)	444	435

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	$93	$3
FHLMC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	821	753
FHLMC CMO, Ser 2012-4054, Cl SA, IO
0.597%, 08/15/2039(B)	319	28
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	434	403
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	276	257
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	347	321
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	283	245
FHLMC CMO, Ser 2012-4122, Cl FP
5.853%, SOFR30A + 0.514%, 10/15/2042(B)	321	313
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	202	9
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	47	7
FHLMC CMO, Ser 2013-4203, Cl PS, IO
0.797%, 09/15/2042(B)	166	15
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	279	237
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	73	60
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	53	2
FHLMC CMO, Ser 2013-4240, Cl FA
5.953%, SOFR30A + 0.614%, 08/15/2043(B)	817	798
FHLMC CMO, Ser 2013-4248, Cl FT
5.953%, SOFR30A + 0.614%, 09/15/2043(B)	282	276
FHLMC CMO, Ser 2013-4286, Cl VF
5.903%, SOFR30A + 0.564%, 12/15/2043(B)	599	586
FHLMC CMO, Ser 2014-328, Cl S4, IO
3.162%, 02/15/2038(B)	9	1
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.547%, 05/15/2044(B)	35	3
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	132	117
FHLMC CMO, Ser 2014-4415, Cl IO, IO
3.043%, 04/15/2041(B)	106	6
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	384	337
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	32	32
FHLMC CMO, Ser 2016-353, Cl S1, IO
0.547%, 12/15/2046(B)	249	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	$1,384	$1,286
FHLMC CMO, Ser 2016-4614, Cl FG
5.953%, SOFR30A + 0.614%, 09/15/2046(B)	322	314
FHLMC CMO, Ser 2016-4628, Cl KF
5.953%, SOFR30A + 0.614%, 01/15/2055(B)	398	385
FHLMC CMO, Ser 2016-4631, Cl FA
5.953%, SOFR30A + 0.614%, 11/15/2046(B)	538	525
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,893	1,521
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,152	1,045
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	316	282
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	397	366
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	835	759
FHLMC CMO, Ser 2018-4793, Cl FD
5.753%, SOFR30A + 0.414%, 06/15/2048(B)	124	120
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	179	159
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	396	356
FHLMC CMO, Ser 2018-4826, Cl KF
5.753%, SOFR30A + 0.414%, 09/15/2048(B)	261	252
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	29	29
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	1,266	1,203
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	570	519
FHLMC CMO, Ser 2019-4903, Cl NF
5.852%, SOFR30A + 0.514%, 08/25/2049(B)	248	242
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	546	492
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	552	484
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	310	260
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	260
FHLMC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	993	804
FHLMC CMO, Ser 2020-4990, Cl FN
5.802%, SOFR30A + 0.464%, 05/25/2050(B)	677	654

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	$278	$231
FHLMC CMO, Ser 2020-4993, Cl KF
5.902%, SOFR30A + 0.564%, 07/25/2050(B)	2,303	2,233
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	693	109
FHLMC CMO, Ser 2020-5004, Cl FM
5.802%, SOFR30A + 0.464%, 08/25/2050(B)	488	470
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	328	49
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	701	110
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,582	443
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	398	63
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	489	64
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	446	407
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	139	20
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	318	319
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	740	116
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,222	449
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	491	64
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,007	123
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	932	755
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	537	449
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	390	338
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	562	478
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	473	416
FHLMC CMO, Ser 2021-5119, Cl QF
5.537%, SOFR30A + 0.200%, 06/25/2051(B)	702	664
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	426	340
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	956	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	$351	$289
FHLMC CMO, Ser 2021-5156, Cl DC
2.000%, 09/25/2051	606	516
FHLMC CMO, Ser 2021-5159, Cl UA
2.500%, 12/25/2048	594	521
FHLMC CMO, Ser 2021-5161, Cl IO, IO
2.000%, 03/25/2051	798	107
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	795	692
FHLMC CMO, Ser 2021-5182, Cl D
2.500%, 11/25/2043	2,336	2,131
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	488	427
FHLMC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	340	300
FHLMC CMO, Ser 2022-5194, Cl G
2.500%, 01/25/2051	671	554
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	725	646
FHLMC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	858	776
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	371	334
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	1,025	928
FHLMC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	734	95
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	724	634
FHLMC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	322	284
FHLMC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	679	621
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	735	660
FHLMC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	556	506
FHLMC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	556	506
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	525	485
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	602	552
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	1,075	1,019
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,921
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	369	352
FHLMC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	652	103

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	$940	$865
FHLMC CMO, Ser 2023-5335, Cl FB
6.153%, SOFR30A + 0.814%, 10/15/2039(B)	927	931
FHLMC CMO, Ser 2023-5338, Cl FH
5.753%, SOFR30A + 0.414%, 04/15/2045(B)	886	859
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	423
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(B)	12,995	189
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(B)	13,298	384
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.265%, 04/25/2033(B)	8,995	208
FHLMC Multifamily Structured Pass-Through Certificates, Ser 160, Cl X1, IO
0.209%, 08/25/2033(B)	5,000	102
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	280	274
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.742%, 03/25/2027(B)	4,505	72
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029(B)	1,980	78
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(B)	4,850	265
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029(B)	700	41
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.318%, 01/25/2030(B)	3,301	215
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.696%, 04/25/2030(B)	1,291	105
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.036%, 10/25/2030(B)	5,456	293
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.515%, 03/25/2031(B)	8,822	257
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.397%, 12/25/2031(B)	10,968	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.264%, 08/25/2032(B)	$10,977	$236
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.306%, 07/25/2026(B)	956	24
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.654%, 12/25/2027(B)	2,982	55
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.922%, 06/25/2054(B)	3,982	135
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.205%, 06/25/2027(B)	1,435	33
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	548
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	710	600
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	308
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/01/2027	580	557
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	247	259
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.437%, SOFR30A + 2.100%, 04/25/2043(B)(D)	1,587	1,612
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl B1
8.467%, SOFR30A + 3.400%, 10/25/2041(B)(D)	920	935
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.837%, SOFR30A + 1.500%, 10/25/2041(B)(D)	5,746	5,696
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.737%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,220	1,234
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.087%, SOFR30A + 3.750%, 02/25/2042(B)(D)	440	454

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.965%, SOFR30A + 5.650%, 04/25/2042(B)(D)	$420	$445
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
1.945%, 10/25/2037(B)	59	51
FNMA
7.500%, 10/01/2037 to 04/01/2039	65	68
7.000%, 09/01/2026 to 02/01/2039	196	204
6.500%, 05/01/2027 to 11/01/2053	7,087	7,277
6.000%, 02/01/2034 to 11/01/2053	7,877	8,056
5.800%, 10/01/2033	100	107
5.500%, 11/01/2033 to 09/01/2056	10,411	10,486
5.490%, 10/01/2033	100	106
5.430%, 11/01/2028	100	105
5.360%, 12/01/2033	300	320
5.340%, 09/01/2028	100	104
5.180%, 11/01/2032	100	105
5.100%, 12/01/2033	200	209
5.050%, 10/01/2028	400	411
5.000%, 06/01/2038 to 07/01/2053	8,252	8,288
4.840%, 10/01/2032	99	101
4.820%, 07/01/2033	100	102
4.720%, 05/01/2033	100	102
4.680%, 07/01/2033	100	101
4.500%, 04/01/2025 to 08/01/2058	21,276	20,848
4.420%, 04/01/2033	99	99
4.200%, 01/01/2029	775	767
4.060%, 07/01/2032	298	286
4.000%, 01/01/2027 to 06/01/2057	37,636	36,345
3.900%, 08/01/2032	200	189
3.890%, 07/01/2032	600	566
3.880%, 07/01/2032	98	94
3.850%, 08/01/2032	200	188
3.840%, 07/01/2032	100	95
3.560%, 07/01/2032	100	94
3.520%, 06/01/2032	100	93
3.500%, 05/01/2033 to 06/01/2052	53,789	50,321
3.345%, 06/01/2032	100	92
3.020%, 05/01/2026	550	528
3.000%, 12/01/2031 to 07/01/2060	124,088	112,404
2.930%, 06/01/2030	75	69
2.900%, 11/01/2029	491	452
2.820%, 07/01/2027	546	518
2.500%, 03/01/2035 to 09/01/2061	80,296	69,386
2.455%, 04/01/2040	1,920	1,407
2.150%, 02/01/2032(B)	239	201
2.000%, 03/01/2028 to 04/01/2052	155,165	129,664
1.850%, 09/01/2035	533	456
1.500%, 04/01/2041 to 02/01/2052	12,560	10,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
7.306%, RFUCCT1Y + 1.664%, 01/01/2043(B)	$40	$41
7.126%, RFUCCT1Y + 1.581%, 10/01/2043(B)	140	143
6.952%, RFUCCT1Y + 1.560%, 03/01/2043(B)	10	10
6.853%, 12MTA + 1.941%, 11/01/2035(B)	138	136
6.779%, 12MTA + 1.848%, 10/01/2035(B)	36	36
6.746%, 12MTA + 1.859%, 11/01/2035(B)	29	29
6.729%, RFUCCT1Y + 1.560%, 06/01/2043(B)	43	44
6.722%, 12MTA + 1.854%, 10/01/2035(B)	140	137
5.082%, RFUCCT1Y + 1.578%, 06/01/2045(B)	233	237
4.751%, RFUCCT1Y + 1.584%, 01/01/2046(B)	585	596
4.649%, SOFR30A + 2.130%, 08/01/2052(B)	882	868
4.630%, SOFR30A + 2.123%, 08/01/2052(B)	861	839
4.616%, SOFR30A + 2.125%, 08/01/2052(B)	1,120	1,101
4.354%, SOFR30A + 2.125%, 07/01/2052(B)	969	944
4.296%, SOFR30A + 2.126%, 08/01/2052(B)	1,034	1,005
4.222%, SOFR30A + 2.127%, 11/01/2052(B)	657	644
4.213%, SOFR30A + 2.370%, 09/01/2052(B)	258	250
4.148%, SOFR30A + 2.132%, 10/01/2052(B)	1,937	1,895
4.133%, SOFR30A + 2.120%, 07/01/2052(B)	805	769
4.121%, SOFR30A + 2.120%, 09/01/2052(B)	759	742
3.962%, SOFR30A + 2.120%, 08/01/2052(B)	227	216
3.679%, SOFR30A + 2.370%, 08/01/2052(B)	571	544
3.041%, RFUCCT1Y + 1.603%, 03/01/2050(B)	918	911
2.771%, RFUCCT1Y + 1.606%, 06/01/2050(B)	380	354
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	62	60
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	108	112

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-112, Cl ST, IO
1.248%, 11/25/2036(B)	$212	$10
FNMA CMO, Ser 2009-103, Cl MB
5.296%, 12/25/2039(B)	15	15
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	319	277
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	761	785
FNMA CMO, Ser 2011-87, Cl SG, IO
1.098%, 04/25/2040(B)	30	1
FNMA CMO, Ser 2011-96, Cl SA, IO
1.098%, 10/25/2041(B)	394	33
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	5	–
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	43	1
FNMA CMO, Ser 2012-111, Cl FC
5.852%, SOFR30A + 0.514%, 10/25/2042(B)	344	337
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	387	351
FNMA CMO, Ser 2012-133, Cl CS, IO
0.698%, 12/25/2042(B)	113	13
FNMA CMO, Ser 2012-133, Cl JF
5.802%, SOFR30A + 0.464%, 12/25/2042(B)	373	362
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	292	246
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	3	3
FNMA CMO, Ser 2012-35, Cl SC, IO
1.048%, 04/25/2042(B)	93	12
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	97	102
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	8	8
FNMA CMO, Ser 2012-74, Cl SA, IO
1.198%, 03/25/2042(B)	109	7
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	17	15
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	953	852
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	252	222
FNMA CMO, Ser 2013-124, Cl SB, IO
0.498%, 12/25/2043(B)	182	17
FNMA CMO, Ser 2013-126, Cl CS, IO
0.698%, 09/25/2041(B)	138	10
FNMA CMO, Ser 2013-15, Cl FA
5.802%, SOFR30A + 0.464%, 03/25/2043(B)	448	435

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	$6,875	$6,505
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	346	294
FNMA CMO, Ser 2013-54, Cl BS, IO
0.698%, 06/25/2043(B)	68	9
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	22	1
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	157	8
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	115	123
FNMA CMO, Ser 2013-9, Cl SA, IO
0.698%, 03/25/2042(B)	135	8
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	928	952
FNMA CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	514	468
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	422	380
FNMA CMO, Ser 2014-47, Cl AI, IO
0.255%, 08/25/2044(B)	77	3
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	256	221
FNMA CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	334	309
FNMA CMO, Ser 2015-20, Cl EF
5.802%, SOFR30A + 0.464%, 04/25/2045(B)	1,032	1,002
FNMA CMO, Ser 2015-26, Cl GF
5.752%, SOFR30A + 0.414%, 05/25/2045(B)	652	633
FNMA CMO, Ser 2015-32, Cl FA
5.752%, SOFR30A + 0.414%, 05/25/2045(B)	399	386
FNMA CMO, Ser 2015-48, Cl FB
5.752%, SOFR30A + 0.414%, 07/25/2045(B)	487	471
FNMA CMO, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(B)	183	9
FNMA CMO, Ser 2015-56, Cl AS, IO
0.698%, 08/25/2045(B)	27	4
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	268	233
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	754	658
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,103	1,008
FNMA CMO, Ser 2016-19, Cl FD
5.852%, SOFR30A + 0.514%, 04/25/2046(B)	1,391	1,370
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	34	34

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	$1,131	$1,034
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,325	1,937
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	468	429
FNMA CMO, Ser 2017-30, Cl FA
5.802%, SOFR30A + 0.464%, 05/25/2047(B)	238	231
FNMA CMO, Ser 2017-76, Cl SB, IO
0.648%, 10/25/2057(B)	744	94
FNMA CMO, Ser 2017-78, Cl FC
5.802%, SOFR30A + 0.464%, 10/25/2047(B)	470	456
FNMA CMO, Ser 2017-85, Cl SC, IO
0.748%, 11/25/2047(B)	220	22
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	817	767
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	621	587
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	646	579
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	472	426
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	202	195
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	464	439
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	411	363
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	225	202
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	351	333
FNMA CMO, Ser 2019-15, Cl FA
5.952%, SOFR30A + 0.614%, 04/25/2049(B)	250	244
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	754	692
FNMA CMO, Ser 2019-41, Cl FG
5.952%, SOFR30A + 0.614%, 08/25/2059(B)	585	569
FNMA CMO, Ser 2019-43, Cl FC
5.852%, SOFR30A + 0.514%, 08/25/2049(B)	493	480
FNMA CMO, Ser 2019-67, Cl FB
5.902%, SOFR30A + 0.564%, 11/25/2049(B)	249	242
FNMA CMO, Ser 2019-79, Cl FA
5.952%, SOFR30A + 0.614%, 01/25/2050(B)	1,225	1,194
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	594	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-34, Cl F
5.902%, SOFR30A + 0.564%, 06/25/2050(B)	$345	$335
FNMA CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	254	221
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	945	857
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	429	262
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,156	976
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	384	319
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	710
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	303	47
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	983	856
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	518	474
FNMA CMO, Ser 2020-62, Cl AI, IO
2.500%, 09/25/2050	702	111
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	842	161
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	980	183
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,464	273
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	1,751	309
FNMA CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	610	99
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	700	116
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	167	27
FNMA CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	570	498
FNMA CMO, Ser 2021-26, Cl BD
1.750%, 05/25/2051	306	267
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,676	1,359
FNMA CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	227	172
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	456	383
FNMA CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	1,090	920
FNMA CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	1,469	215

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	$844	$113
FNMA CMO, Ser 2021-62, Cl GI, IO
2.500%, 10/25/2047	792	112
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	292	257
FNMA CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	606	493
FNMA CMO, Ser 2021-73, Cl A
2.500%, 11/25/2049	596	517
FNMA CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	270	221
FNMA CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	542	470
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	949	775
FNMA CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	981	878
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	577	502
FNMA CMO, Ser 2021-95, Cl MA
2.500%, 04/25/2050	711	613
FNMA CMO, Ser 2021-96, Cl AH
2.500%, 03/25/2049	636	551
FNMA CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	627	567
FNMA CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	1,475	1,330
FNMA CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	815	757
FNMA CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	598	537
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,768	1,531
FNMA CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	655	600
FNMA CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	753	104
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	513
FNMA CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	449	409
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,829	345
FNMA CMO, Ser 2023-37, Cl FH
5.852%, SOFR30A + 0.514%, 01/25/2050(B)	983	958
FNMA CMO, Ser 2023-37, Cl FG
5.752%, SOFR30A + 0.414%, 08/25/2050(B)	1,564	1,512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2023-38, Cl FC
6.002%, SOFR30A + 0.664%, 06/25/2040(B)	$634	$629
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
8.052%, SOFR30A + 2.714%, 05/25/2024(B)	319	322
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
8.452%, SOFR30A + 3.114%, 07/25/2024(B)	1,190	1,202
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	430	70
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	132	24
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	109	16
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	93	3
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	562	511
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	834	779
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,123	206
FNMA Interest CMO, Ser 2022-427, Cl C21, IO
2.000%, 03/25/2050	1,661	198
FNMA Interest CMO, Ser 2022-427, Cl C73, IO
3.000%, 12/25/2048	1,825	293
FNMA Interest CMO, Ser 2023-428, Cl C14, IO
2.500%, 01/25/2048	920	107
FNMA TBA
7.000%, 01/01/2054 to 02/15/2054	7,400	7,631
6.500%, 01/15/2054	5,300	5,431
6.000%, 01/01/2037	1,440	1,462
5.500%, 01/15/2038	22,388	22,482
5.000%, 01/15/2054	25,594	25,320
4.500%, 01/15/2054	39,199	37,996
4.000%, 01/15/2054	40,749	38,538
3.500%, 01/15/2054	21,025	19,287
3.000%, 01/15/2054	28,205	24,947
2.500%, 01/01/2026 to 01/15/2054	8,726	7,602
2.000%, 01/15/2039 to 01/15/2054	34,727	28,620
FNMA, Ser 2014-M8, Cl X2, IO
0.286%, 06/25/2024(B)	2,071	–
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	93

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M36, Cl X1, IO
1.449%, 09/25/2034(B)	$526	$26
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
7.595%, SOFR30A + 2.264%, 01/25/2026(B)(D)	709	671
GNMA
8.000%, 11/15/2029 to 09/15/2030	23	23
7.500%, 03/15/2029 to 10/15/2037	27	28
7.000%, 09/15/2031	11	11
6.500%, 07/15/2028 to 11/20/2053	1,089	1,125
6.000%, 01/15/2029 to 10/20/2040	1,143	1,174
5.508%, 07/20/2060(B)	–	–
5.500%, 11/20/2052 to 08/20/2053	7,308	7,373
5.000%, 07/20/2040 to 08/20/2053	6,840	6,843
4.700%, 09/20/2061(B)	67	66
4.500%, 04/20/2041 to 09/20/2052	8,422	8,309
4.409%, 01/20/2069(B)	3	3
4.000%, 06/20/2047 to 06/20/2052	10,351	9,964
3.625%, H15T1Y + 1.500%, 02/20/2034(B)	70	71
3.500%, 04/20/2045 to 06/20/2052	13,941	13,096
3.000%, 09/15/2042 to 04/20/2053	25,083	22,782
2.500%, 12/20/2037 to 12/20/2051	13,235	11,569
2.000%, 08/20/2050 to 03/20/2051	5,530	4,656
GNMA CMO, Ser 2007-17, Cl IB, IO
6.094%, 04/20/2037(B)	202	8
GNMA CMO, Ser 2007-51, Cl SG, IO
1.108%, 08/20/2037(B)	29	1
GNMA CMO, Ser 2007-78, Cl SA, IO
1.057%, 12/16/2037(B)	283	12
GNMA CMO, Ser 2009-66, Cl XS, IO
1.327%, 07/16/2039(B)	137	6
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	498	490
GNMA CMO, Ser 2010-4, Cl NS, IO
0.945%, 01/16/2040(B)	1,941	192
GNMA CMO, Ser 2010-85, Cl HS, IO
6.494%, 01/20/2040(B)	2	–
GNMA CMO, Ser 2010-H11, Cl FA
1.170%, TSFR1M + 1.114%, 06/20/2060(B)	314	315
GNMA CMO, Ser 2010-H27, Cl FA
5.817%, TSFR1M + 0.494%, 12/20/2060(B)	581	578
GNMA CMO, Ser 2010-H28, Cl FE
5.837%, TSFR1M + 0.514%, 12/20/2060(B)	167	166
GNMA CMO, Ser 2011-H08, Cl FG
5.917%, TSFR1M + 0.594%, 03/20/2061(B)	200	200
GNMA CMO, Ser 2011-H08, Cl FD
5.937%, TSFR1M + 0.614%, 02/20/2061(B)	85	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-H09, Cl AF
5.937%, TSFR1M + 0.614%, 03/20/2061(B)	$98	$97
GNMA CMO, Ser 2012-141, Cl WA
4.539%, 11/16/2041(B)	158	154
GNMA CMO, Ser 2012-34, Cl SA, IO
0.578%, 03/20/2042(B)	223	27
GNMA CMO, Ser 2012-43, Cl SN, IO
1.155%, 04/16/2042(B)	39	6
GNMA CMO, Ser 2012-98, Cl SA, IO
0.627%, 08/16/2042(B)	96	11
GNMA CMO, Ser 2012-H25, Cl FA
4.700%, TSFR1M + 0.814%, 12/20/2061(B)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.749%, 10/20/2062(B)	347	9
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	538	489
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	68	7
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	241	39
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	334	299
GNMA CMO, Ser 2014-5, Cl SP, IO
0.705%, 06/16/2043(B)	60	3
GNMA CMO, Ser 2014-H10, Cl TA
6.037%, TSFR1M + 0.714%, 04/20/2064(B)	473	471
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	560	490
GNMA CMO, Ser 2015-161, Cl GF
5.772%, TSFR1M + 0.414%, 11/20/2045(B)	305	296
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	63	12
GNMA CMO, Ser 2015-H10, Cl FC
5.917%, TSFR1M + 0.594%, 04/20/2065(B)	229	228
GNMA CMO, Ser 2015-H18, Cl FA
5.887%, TSFR1M + 0.564%, 06/20/2065(B)	75	74
GNMA CMO, Ser 2015-H20, Cl FA
0.577%, 08/20/2065(B)	206	205
GNMA CMO, Ser 2016-135, Cl SB, IO
0.627%, 10/16/2046(B)	385	60
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	609	490
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,255	1,138
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	446	409

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.302%, 07/20/2067(B)	$462	$22
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.463%, 09/20/2067(B)	2,884	87
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.157%, 10/20/2067(B)	205	7
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.119%, 11/20/2067(B)	88	3
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	377
GNMA CMO, Ser 2018-H06, Cl PF
5.737%, TSFR1M + 0.414%, 02/20/2068(B)	143	141
GNMA CMO, Ser 2018-H07, Cl FD
5.737%, TSFR1M + 0.414%, 05/20/2068(B)	285	285
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	265	236
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	591	79
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	210	27
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	289	39
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	226	31
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	654	552
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	1,506	1,203
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	840	113
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	157	21
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	226	32
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	290	31
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	1,877	203
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	485	81
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	206	34
GNMA CMO, Ser 2020-H09, Cl NF
6.687%, TSFR1M + 1.364%, 04/20/2070(B)	205	207
GNMA CMO, Ser 2020-H09, Cl FL
1.306%, TSFR1M + 1.264%, 05/20/2070(B)	555	552
GNMA CMO, Ser 2020-H12, Cl F
5.937%, TSFR1M + 0.614%, 07/20/2070(B)	49	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H13, Cl FA
5.887%, TSFR1M + 0.564%, 07/20/2070(B)	$562	$544
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	382	39
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,182	161
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,684	1,370
GNMA CMO, Ser 2021-191, Cl NI, IO
3.000%, 10/20/2051	634	112
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	333	285
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	2,382	2,075
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	501	484
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	442	428
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	633	623
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	476	475
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	452	81
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,330	210
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	449	452
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	846	114
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	2,111	1,759
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	558	543
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	840	706
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	2,619	2,462
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	2,408	2,263
GNMA CMO, Ser 2022-197, Cl LF
6.038%, SOFR30A + 0.700%, 11/20/2052(B)	1,869	1,852
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	754	605
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,364	1,208
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	1,035	968
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	2,491	2,133

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	$625	$547
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	1,176	1,113
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	4,049	3,398
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	164
GNMA TBA
6.500%, 01/22/2033 to 03/01/2037	5,100	5,220
6.000%, 01/01/2038	1,200	1,220
5.500%, 01/01/2038	9,275	9,342
5.000%, 01/01/2040	17,999	17,872
4.500%, 01/15/2040	15,375	15,005
4.000%, 01/01/2040	1,100	1,050
3.500%, 01/15/2041	1,600	1,490
3.000%, 01/15/2043	1,600	1,449
2.500%, 01/15/2054	19,432	16,997
2.000%, 01/15/2054	1,800	1,524
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	756	576
GNMA, Ser 107, Cl AD
2.836%, 11/16/2047(B)	220	196
GNMA, Ser 110, Cl IO, IO
0.873%, 11/16/2063(B)	2,355	152
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,267	1,178
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	504	380
GNMA, Ser 179, Cl IO, IO
0.612%, 09/16/2063(B)	7,500	311
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(B)	600	451
GNMA, Ser 2012-112, Cl IO, IO
0.132%, 02/16/2053(B)	285	1
GNMA, Ser 2012-152, Cl IO, IO
0.767%, 01/16/2054(B)	2,124	44
GNMA, Ser 2012-27, Cl IO, IO
0.910%, 04/16/2053(B)	364	1
GNMA, Ser 2013-96, Cl IO, IO
0.051%, 10/16/2054(B)	623	1
GNMA, Ser 2014-47, Cl IA, IO
0.152%, 02/16/2048(B)	44	–
GNMA, Ser 2014-50, Cl IO, IO
0.628%, 09/16/2055(B)	237	6
GNMA, Ser 2014-92, Cl IX, IO
0.100%, 05/16/2054(B)	2,827	10
GNMA, Ser 2015-5, Cl IK, IO
0.274%, 11/16/2054(B)	2,322	16
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	149	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	$87	$66
GNMA, Ser 210, Cl IO, IO
0.696%, 07/16/2064(B)	1,483	94
GNMA, Ser 216, Cl IO, IO
0.750%, 07/16/2065(B)	1,489	95
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	500	379
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	153
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	675	33
GNMA, Ser 41, Cl IO, IO
0.585%, 07/16/2058(B)	492	14
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,393	164
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(B)	2,251	133
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	2,000	124
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,100	1,620

		1,279,836
Non-Agency Mortgage-Backed Obligations — 5.5%
Alen Mortgage Trust, Ser ACEN, Cl A
6.627%, TSFR1M + 1.264%, 04/15/2034(B)(D)	885	795
Alternative Loan Trust, Ser 2006-18CB, Cl A6
27.900%, 07/25/2036(B)	140	132
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.325%, 06/25/2045(B)	307	304
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.065%, 11/25/2045(B)	648	262
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.575%, TSFR1M + 0.514%, 03/25/2046(B)	1,874	1,578
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	248	228
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	72	65
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	475	382
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	4,546	4,140

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	$1,717	$1,682
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(D)	615	475
AREIT, Ser 2022-CRE7, Cl A
7.600%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,050	2,050
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(D)	1,790	1,651
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.621%, 08/10/2045(B)(D)	721	148
BANK, Ser BNK40, Cl A4
3.507%, 03/15/2064(B)	605	539
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(B)	655	629
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	1,715	1,637
BANK, Ser BNK44, Cl A5
5.746%, 11/15/2055(B)	430	454
BANK, Ser BNK46, Cl A4
5.745%, 08/15/2056	440	463
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	3,094	2,690
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(B)(D)	5,816	5,027
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(B)	675	709
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	202	197
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	610
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	392	369
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.685%, 05/25/2034(B)	4	4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.218%, 10/25/2033(B)	206	186
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.475%, 11/25/2035(B)	2,325	451
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(B)	475	453
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(B)(D)	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
0.315%, TSFR1M + 0.254%, 03/25/2037(B)	$2,302	$1,944
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 01/15/2032	935	830
Benchmark Mortgage Trust, Ser B35, Cl AS
4.594%, 05/15/2055(B)	775	676
Benchmark Mortgage Trust, Ser B35, Cl A5
4.594%, 05/15/2055(B)	485	448
Benchmark Mortgage Trust, Ser B38, Cl A4
5.525%, 04/15/2056	450	463
Benchmark Mortgage Trust, Ser V3, Cl A3
6.363%, 07/15/2056(B)	450	471
BLP Commercial Mortgage Trust, Ser IND, Cl A
7.054%, TSFR1M + 1.692%, 03/15/2040(B)(D)	450	447
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	551	524
BPR Trust, Ser OANA, Cl A
7.260%, TSFR1M + 1.898%, 04/15/2037(B)(D)	430	424
BPR Trust, Ser STAR, Cl A
8.594%, TSFR1M + 3.232%, 08/15/2024(B)(D)	1,785	1,777
BPR Trust, Ser TY, Cl A
6.527%, TSFR1M + 1.164%, 09/15/2038(B)(D)	415	402
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	300	284
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	131	128
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(D)	1,140	696
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.396%, TSFR1M + 1.034%, 10/15/2036(B)(D)	2,070	2,064
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
7.476%, TSFR1M + 2.114%, 10/15/2036(B)(D)	2,303	2,286
BX Commercial Mortgage Trust, Ser 2023-VLT2, Cl E
11.233%, TSFR1M + 5.871%, 06/15/2040(B)(D)	1,740	1,740
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,710

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.176%, TSFR1M + 0.814%, 09/15/2036(B)(D)	$2,867	$2,793
BX Commercial Mortgage Trust, Ser XL2, Cl A
6.165%, TSFR1M + 0.803%, 10/15/2038(B)(D)	703	690
BX Commercial Mortgage Trust, Ser XL3, Cl A
7.121%, TSFR1M + 1.761%, 12/09/2040(B)(D)	850	851
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,059
BX Trust, Ser LBA, Cl AV
6.277%, TSFR1M + 0.914%, 02/15/2036(B)(D)	356	350
BX Trust, Ser MMP, Cl A
6.406%, TSFR1M + 1.044%, 08/15/2036(B)(D)	388	379
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	11	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	445
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	199	193
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	349
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,329
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(B)(D)	2,840	2,080
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039(B)(D)	2,960	1,796
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.773%, 02/25/2037(B)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.163%, 02/25/2037(B)	5	5
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.496%, 06/25/2035(B)	4	4
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	47	43
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(D)	1,019	888

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(B)(D)	$644	$602
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.204%, 03/25/2037(C)	404	400
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	227	214
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,376
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(B)	2,229	2,084
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033(B)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	626	501
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	669	536
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(D)	139	121
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	99	99
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.319%, 03/10/2047(B)	532	–
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	276
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.262%, 02/10/2048(B)	5,163	32
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	410	363
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(D)	1,085	1,040
COMM Mortgage Trust, Ser COR3, Cl B
4.512%, 05/10/2051(B)	540	445
COMM Mortgage Trust, Ser CR14, Cl B
4.768%, 02/10/2047(B)	850	765
COMM Mortgage Trust, Ser CR26, Cl C
4.480%, 10/10/2048(B)	870	808
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	353	344
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	691	681

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1B1
9.552%, SOFR30A + 4.214%, 09/25/2031(B)(D)	$772	$811
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
7.552%, SOFR30A + 2.214%, 10/25/2039(B)(D)	8	9
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
2.153%, 01/25/2040(B)(D)	153	155
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.287%, SOFR30A + 2.950%, 06/25/2042(B)(D)	422	435
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M2
8.037%, SOFR30A + 2.700%, 07/25/2043(B)(D)	1,920	1,956
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	10	10
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.807%, 10/25/2033(B)	252	243
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
8.830%, SOFR30A + 3.500%, 10/25/2066(B)(D)	1,262	1,233
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	459	449
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	679
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	405	399
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(D)	290	136
CSMC Trust, Ser 2017-CHOP, Cl G
5.512%, PRIME + 5.350%, 07/15/2032(B)(D)	1,000	846
CSMC Trust, Ser 2017-PFHP, Cl A
6.359%, TSFR1M + 0.997%, 12/15/2030(B)(D)	1,190	1,126
CSMC Trust, Ser 2017-RPL1, Cl M2
2.962%, 07/25/2057(B)(D)	1,760	1,275
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	1,689	1,493
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(D)	535	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	$1,480	$1,267
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(B)(D)	414	403
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	1,327	1,177
CSMC, Ser 2014-11R, Cl 9A2
0.312%, TSFR1M + 0.254%, 10/27/2036(B)(D)	1,625	1,221
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	1,310	1,136
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	2,795	2,732
CSMC, Ser MARK, Cl A
8.057%, TSFR1M + 2.695%, 06/15/2039(B)(D)	480	478
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	1,175	1,172
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034(B)(D)	550	545
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,034
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.961%, TSFR1M + 0.914%, 11/19/2044(B)	205	191
DTP Commercial Mortgage Trust, Ser STE2, Cl A
6.038%, 01/15/2041(B)(D)	870	857
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,436	1,425
ELP Commercial Mortgage Trust, Ser ELP, Cl C
6.796%, TSFR1M + 1.434%, 11/15/2038(B)(D)	2,497	2,441
EQUS Mortgage Trust, Ser EQAZ, Cl B
6.577%, TSFR1M + 1.214%, 10/15/2038(B)(D)	790	766
EQUS Mortgage Trust, Ser EQAZ, Cl A
6.231%, TSFR1M + 0.869%, 10/15/2038(B)(D)	816	800
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	125	110
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	28	27
GPMT, Ser 2021-FL3, Cl A
6.695%, TSFR1M + 1.364%, 07/16/2035(B)(D)	601	587

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	$1,310	$1,233
GS Mortgage Securities II, Ser ARDN, Cl B
7.126%, TSFR1M + 1.764%, 11/15/2036(B)(D)	1,623	1,565
GS Mortgage Securities II, Ser GC30, Cl B
4.169%, 05/10/2050(B)	480	427
GS Mortgage Securities II, Ser SHIP, Cl A
4.322%, 09/10/2038(B)(D)	995	967
GS Mortgage Securities II, Ser SRP5, Cl A
7.277%, TSFR1M + 1.800%, 09/15/2031(B)(D)	2,581	1,767
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(B)	680	586
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	311	301
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	846
GS Mortgage Securities Trust, Ser ROSS, Cl A
6.627%, TSFR1M + 1.264%, 05/15/2026(B)(D)	2,170	1,934
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,651	1,587
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(D)	774	685
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	10	9
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.148%, 10/25/2033(B)	85	83
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	8	8
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	2
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.063%, 05/19/2034(B)	339	324
HIT Trust, Ser HI32, Cl A
7.753%, TSFR1M + 2.391%, 07/15/2024(B)(D)	1,512	1,512
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,084

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(D)	$1,240	$1,072
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	346	339
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	275	271
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,081	1,054
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	543
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	393
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.349%, 02/15/2051(B)	1	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.752%, 07/15/2047(B)	380	282
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,349
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	195
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.092%, 08/25/2034(B)	22	22
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.836%, 11/25/2033(B)	6	6
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	92	81
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	290	254
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	135	115
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(B)(D)	480	409
LAQ Mortgage Trust, Ser LAQ, Cl A
6.742%, TSFR1M + 2.091%, 03/15/2036(B)(D)	290	288
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
1.750%, 04/25/2061(C)(D)	450	434

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Lehman XS Trust, Ser 2007-16N, Cl 2A2
1.025%, 09/25/2047(B)	$3,503	$3,039
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(A)(D)	2	1
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	988	630
Med Trust, Ser MDLN, Cl G
10.727%, TSFR1M + 5.364%, 11/15/2038(B)(D)	1,493	1,428
Med Trust, Ser MDLN, Cl A
6.427%, TSFR1M + 1.064%, 11/15/2038(B)(D)	1,308	1,282
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.735%, 07/25/2033(B)	5	5
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	258	218
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	474	418
MHC Trust, Ser MHC2, Cl A
6.327%, TSFR1M + 0.964%, 05/15/2038(B)(D)	763	752
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	513	478
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048(B)	58	9
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048(B)(D)	8	1
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
4.893%, 09/12/2049(B)	14	10
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	696	599
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	241
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(B)	1,030	911
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.461%, 12/12/2049(B)	53	26
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.187%, 11/15/2049(B)	2,771	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
6.509%, TSFR1M + 1.022%, 11/15/2034(B)(D)	$35	$34
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.335%, TSFR1M + 1.992%, 05/15/2036(B)(D)	1,304	1,276
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	475
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.794%, 04/15/2055(B)	580	505
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	5,209	4,266
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	620	563
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
1.141%, 12/15/2056(B)	5,220	347
MSWF Commercial Mortgage Trust, Ser 2, Cl A5
6.014%, 12/15/2056(B)	1,010	1,088
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(B)(D)	448	425
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	116	107
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(D)	331	270
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,689	1,676
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
6.220%, TSFR1M + 0.864%, 05/25/2055(B)(D)	829	828
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(B)(D)	780	813
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	28	27
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	475	365
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(B)(D)	1,037	787
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,490	1,490
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	3,597	3,132

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	$1,570	$1,329
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
0.418%, 07/25/2037(B)	2,465	2,344
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	2	1
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	6	6
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(D)	521	447
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(B)(D)	1,585	1,513
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	1,543	1,548
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	1,984	1,629
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(D)	866	738
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	461	377
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	577	472
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.777%, 12/25/2034(B)	190	171
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(B)(D)	125	121
SCOTT Trust, Ser SFS, Cl A
5.910%, 03/15/2040(D)	1,110	1,115
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(D)	2,094	1,842
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(D)	2,840	2,592
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.025%, 10/25/2048(B)(D)	1,058	1,032
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(D)	390	286
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	75	56
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	460	437
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	211	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	$42	$39
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	146	136
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	162	145
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	605	506
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.365%, TSFR1M + 0.304%, 09/25/2047(B)	1,871	1,664
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	2
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.874%, 07/25/2033(B)	23	22
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.528%, 12/25/2033(B)	9	9
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(D)	465	446
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.775%, TSFR1M + 0.714%, 02/25/2057(B)(D)	166	168
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057(B)(D)	1,050	931
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(D)	647	608
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058(B)(D)	206	205
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	703	665
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	439	402
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	418	391

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	$401	$375
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(C)(D)	191	185
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(B)(D)	149	145
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(D)	94	93
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	276	236
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	549	474
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	421	350
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	549	436
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	1,357	1,113
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(D)	630	547
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	609	526
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	226	204
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	255	227
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	175	157
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.154%, 10/25/2033(B)	16	15
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.682%, 08/25/2033(B)	10	9
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.496%, 09/25/2033(B)	17	16
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.947%, 06/25/2033(B)	3	3
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	38	37
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.664%, 06/25/2034(B)	10	9
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	52	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
0.955%, 10/25/2045(B)	$138	$131
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.695%, TSFR1M + 0.634%, 11/25/2045(B)	3,347	3,030
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
1.871%, 12MTA + 0.700%, 02/25/2047(B)	964	801
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.871%, 12MTA + 0.700%, 01/25/2047(B)	615	488
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	555
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.433%, 11/15/2059(B)	4,393	108
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl AS
3.580%, 02/15/2048	1,840	1,764
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.173%, 05/25/2035(B)	1,270	949
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(B)	110	109
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	300	271
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(B)	245	209

		190,482
Total Mortgage-Backed Securities
(Cost $1,525,323) ($ Thousands)		1,470,318

CORPORATE OBLIGATIONS — 28.7%
Communication Services — 2.4%
Alphabet
1.900%, 08/15/2040	250	173
1.100%, 08/15/2030	240	199
AT&T
5.550%, 08/15/2041	130	131
5.400%, 02/15/2034	1,497	1,544
5.350%, 09/01/2040	130	128
5.150%, 03/15/2042	25	24

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.850%, 03/01/2039	$750	$718
4.500%, 05/15/2035	370	351
4.350%, 06/15/2045	350	302
3.800%, 02/15/2027	318	310
3.800%, 12/01/2057	1,105	822
3.650%, 09/15/2059	416	298
3.550%, 09/15/2055	2,088	1,501
3.500%, 06/01/2041	282	224
3.500%, 09/15/2053	2,461	1,786
2.550%, 12/01/2033	290	236
2.300%, 06/01/2027	750	696
2.250%, 02/01/2032	60	50
1.700%, 03/25/2026	1,135	1,062
1.650%, 02/01/2028	20	18
CCO Holdings
4.750%, 02/01/2032 (D)	250	220
4.500%, 08/15/2030 (D)	50	45
4.500%, 05/01/2032	1,240	1,062
Charter Communications Operating
6.834%, 10/23/2055	70	70
6.484%, 10/23/2045	110	108
6.384%, 10/23/2035	10	10
6.150%, 11/10/2026	1,871	1,913
5.750%, 04/01/2048	1,097	974
5.500%, 04/01/2063	320	267
5.375%, 04/01/2038	663	598
5.375%, 05/01/2047	191	162
5.250%, 04/01/2053	1,000	838
5.125%, 07/01/2049	160	130
4.908%, 07/23/2025	1,924	1,906
4.800%, 03/01/2050	3,110	2,407
4.400%, 04/01/2033 (E)	800	738
4.200%, 03/15/2028	1,263	1,213
3.750%, 02/15/2028	85	80
3.500%, 06/01/2041	152	107
3.500%, 03/01/2042	1,138	792
Comcast
7.050%, 03/15/2033	90	105
5.350%, 11/15/2027	580	599
4.950%, 10/15/2058	60	59
4.400%, 08/15/2035	1,770	1,707
4.250%, 10/15/2030	730	719
4.200%, 08/15/2034	220	210
4.150%, 10/15/2028	2,220	2,189
4.000%, 08/15/2047	90	76
4.000%, 03/01/2048	70	59
3.999%, 11/01/2049	259	216
3.969%, 11/01/2047	418	351
3.950%, 10/15/2025	90	89
3.750%, 04/01/2040	200	172
3.450%, 02/01/2050	140	107
3.400%, 04/01/2030	280	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 07/15/2046	$60	$46
3.300%, 04/01/2027	190	183
3.250%, 11/01/2039	60	49
3.150%, 03/01/2026	390	379
2.987%, 11/01/2063	330	213
2.937%, 11/01/2056	122	80
2.887%, 11/01/2051	410	277
2.800%, 01/15/2051	280	187
1.500%, 02/15/2031	1,420	1,164
Discovery Communications
4.000%, 09/15/2055	309	220
DISH DBS
7.750%, 07/01/2026	120	84
5.875%, 11/15/2024	410	384
5.750%, 12/01/2028 (D)	30	24
5.250%, 12/01/2026 (D)	170	146
5.125%, 06/01/2029	280	144
Fox
6.500%, 10/13/2033	390	422
5.476%, 01/25/2039	520	506
Meta Platforms
5.750%, 05/15/2063	557	610
5.600%, 05/15/2053	1,412	1,530
Paramount Global
6.875%, 04/30/2036	620	629
5.900%, 10/15/2040	455	412
4.950%, 05/19/2050	357	289
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (D)	1,200	936
Sprint Spectrum
5.152%, 03/20/2028 (D)	3,019	3,006
4.738%, 03/20/2025 (D)	1,914	1,897
Take-Two Interactive Software
4.000%, 04/14/2032	1,265	1,201
Telefonica Emisiones
5.213%, 03/08/2047	150	139
T-Mobile USA
5.750%, 01/15/2034	584	619
5.050%, 07/15/2033	733	739
4.950%, 03/15/2028	586	594
4.800%, 07/15/2028	587	592
4.500%, 04/15/2050	600	530
3.875%, 04/15/2030	1,955	1,854
3.750%, 04/15/2027	3,135	3,041
3.500%, 04/15/2025	1,910	1,870
3.500%, 04/15/2031	710	649
3.400%, 10/15/2052	1,230	896
3.375%, 04/15/2029	270	251
2.875%, 02/15/2031	240	211
2.700%, 03/15/2032	70	60
2.625%, 02/15/2029	330	297
2.550%, 02/15/2031	1,132	975

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.250%, 02/15/2026	$717	$679
1.500%, 02/15/2026	198	184
Verizon Communications
5.500%, 03/16/2047	60	63
5.250%, 03/16/2037	805	838
4.862%, 08/21/2046	50	48
4.500%, 08/10/2033	500	488
4.400%, 11/01/2034	2,062	1,984
4.329%, 09/21/2028	1,106	1,094
4.016%, 12/03/2029	714	690
4.000%, 03/22/2050	140	116
3.875%, 02/08/2029	210	204
3.850%, 11/01/2042	610	511
3.400%, 03/22/2041	130	103
3.150%, 03/22/2030	360	329
3.000%, 03/22/2027	140	133
2.650%, 11/20/2040	800	576
2.625%, 08/15/2026	1,000	952
2.550%, 03/21/2031	779	672
2.355%, 03/15/2032	878	730
2.100%, 03/22/2028	400	362
1.750%, 01/20/2031	410	337
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)	630	562
Vodafone Group
4.875%, 06/19/2049	216	196
Walt Disney
6.650%, 11/15/2037	235	276
6.200%, 12/15/2034	65	73
3.500%, 05/13/2040	790	665
Warnermedia Holdings
6.412%, 03/15/2026	390	390
5.391%, 03/15/2062	273	234
5.141%, 03/15/2052	6,048	5,191
5.050%, 03/15/2042	2,981	2,628
4.279%, 03/15/2032	1,240	1,135
4.054%, 03/15/2029	270	256
3.755%, 03/15/2027	200	192

		82,359

Consumer Discretionary — 1.3%
ADT Security
4.125%, 08/01/2029 (D)	20	18
Amazon.com
4.950%, 12/05/2044	500	514
4.250%, 08/22/2057	110	101
3.875%, 08/22/2037	1,290	1,197
3.600%, 04/13/2032	1,240	1,181
3.450%, 04/13/2029	310	300
3.300%, 04/13/2027	150	146
3.150%, 08/22/2027	680	653
2.800%, 08/22/2024	245	241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 06/03/2050	$550	$366
2.100%, 05/12/2031	300	259
1.500%, 06/03/2030	350	296
1.200%, 06/03/2027	672	606
AutoZone
6.250%, 11/01/2028	470	499
Comcast
4.049%, 11/01/2052	285	240
CSC Holdings
4.500%, 11/15/2031 (D)	1,200	907
4.125%, 12/01/2030 (D)	590	449
3.375%, 02/15/2031 (D)	200	146
Ford Motor
6.100%, 08/19/2032 (E)	380	383
5.291%, 12/08/2046 (E)	99	88
3.250%, 02/12/2032	480	399
Ford Motor Credit
7.350%, 03/06/2030	890	956
5.125%, 06/16/2025	400	395
5.113%, 05/03/2029	420	408
4.950%, 05/28/2027	850	829
4.125%, 08/17/2027	200	189
4.000%, 11/13/2030	470	422
3.815%, 11/02/2027	261	244
3.810%, 01/09/2024	300	300
3.625%, 06/17/2031	380	328
2.900%, 02/16/2028	200	179
2.900%, 02/10/2029	1,192	1,044
General Motors
6.600%, 04/01/2036	40	43
6.250%, 10/02/2043	260	265
6.125%, 10/01/2025	320	324
5.950%, 04/01/2049	80	78
5.600%, 10/15/2032	150	154
5.150%, 04/01/2038	240	227
General Motors Financial
6.100%, 01/07/2034	285	293
5.800%, 01/07/2029	858	878
5.000%, 04/09/2027	180	180
4.350%, 01/17/2027	110	108
Hanesbrands
4.875%, 05/15/2026 (D)	210	203
Harley-Davidson Financial Services
6.500%, 03/10/2028 (D)	441	458
Hilton Domestic Operating
5.750%, 05/01/2028 (D)	150	150
5.375%, 05/01/2025 (D)	460	459
Home Depot
4.250%, 04/01/2046	48	43
3.900%, 12/06/2028	40	39
3.900%, 06/15/2047	60	52
3.750%, 02/15/2024	66	66

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, 04/15/2050	$710	$552
3.300%, 04/15/2040	350	289
2.700%, 04/15/2030	320	292
2.500%, 04/15/2027	280	264
Hyundai Capital America
6.500%, 01/16/2029 (D)	667	704
5.950%, 09/21/2026 (D)	820	834
5.700%, 06/26/2030 (D)	286	293
5.600%, 03/30/2028 (D)	919	933
5.500%, 03/30/2026 (D)	302	303
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	557	514
0.800%, 01/08/2024 (D)	232	232
Las Vegas Sands
3.200%, 08/08/2024	1,980	1,941
2.900%, 06/25/2025	210	202
Lennar
4.750%, 11/29/2027	410	409
4.500%, 04/30/2024	140	139
Lowe's
5.850%, 04/01/2063	147	154
5.750%, 07/01/2053	295	313
5.625%, 04/15/2053	999	1,047
5.000%, 04/15/2040	725	705
4.500%, 04/15/2030	200	199
4.250%, 04/01/2052	554	469
McDonald's
5.450%, 08/14/2053	269	286
4.800%, 08/14/2028	585	595
McDonald's MTN
4.875%, 12/09/2045	260	255
4.700%, 12/09/2035	201	199
4.450%, 03/01/2047	240	220
4.450%, 09/01/2048	72	67
4.200%, 04/01/2050	530	469
3.800%, 04/01/2028	170	166
3.700%, 01/30/2026	220	216
3.625%, 09/01/2049	180	144
3.600%, 07/01/2030	290	275
3.500%, 03/01/2027	510	496
3.500%, 07/01/2027	200	194
1.450%, 09/01/2025	80	76
MDC Holdings
6.000%, 01/15/2043	30	28
Mercedes-Benz Finance North America
2.700%, 06/14/2024 (D)	595	587
Newell Brands
5.200%, 04/01/2026	110	108
NIKE
3.375%, 03/27/2050	230	188
3.250%, 03/27/2040	210	176
2.850%, 03/27/2030	150	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 03/27/2027	$410	$391
Nissan Motor
4.345%, 09/17/2027 (D)	1,100	1,052
3.522%, 09/17/2025 (D)	1,190	1,146
O'Reilly Automotive
5.750%, 11/20/2026	215	220
Sands China
5.650%, 08/08/2028	320	317
5.375%, 08/08/2025	1,580	1,558
4.300%, 01/08/2026	420	403
3.100%, 03/08/2029	690	602
2.550%, 03/08/2027	460	418
Starbucks
3.500%, 11/15/2050	435	338
3.350%, 03/12/2050	120	89
Tapestry
7.700%, 11/27/2030	576	606
7.350%, 11/27/2028	142	149
Time Warner Cable
7.300%, 07/01/2038	530	547
6.750%, 06/15/2039	10	10
6.550%, 05/01/2037	268	264
5.875%, 11/15/2040	1,405	1,272
5.500%, 09/01/2041	1,599	1,383
Time Warner Entertainment
8.375%, 07/15/2033	270	313
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)	250	242
VOC Escrow
5.000%, 02/15/2028 (D)	380	364
Wynn Macau
5.625%, 08/26/2028 (D)	500	463
Wynn Resorts Finance
7.125%, 02/15/2031 (D)	310	323

		46,444

Consumer Staples — 1.6%
Altria Group
6.875%, 11/01/2033	817	899
6.200%, 02/14/2059	76	80
5.950%, 02/14/2049	960	978
5.800%, 02/14/2039	630	642
4.800%, 02/14/2029	28	28
4.400%, 02/14/2026	514	509
3.875%, 09/16/2046	240	180
3.400%, 02/04/2041	600	439
2.450%, 02/04/2032	770	628
2.350%, 05/06/2025	130	125
Anheuser-Busch
4.900%, 02/01/2046	2,140	2,098
4.700%, 02/01/2036	895	892
3.650%, 02/01/2026	338	332

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	$218	$244
5.550%, 01/23/2049	475	511
5.450%, 01/23/2039	645	680
4.750%, 01/23/2029	120	122
4.375%, 04/15/2038	378	359
4.350%, 06/01/2040	560	523
4.000%, 04/13/2028	160	158
3.500%, 06/01/2030	200	190
Bacardi
5.400%, 06/15/2033 (D)	1,515	1,523
4.450%, 05/15/2025 (D)	1,545	1,523
BAT Capital
5.650%, 03/16/2052	590	533
5.282%, 04/02/2050	1,260	1,080
4.758%, 09/06/2049	81	64
4.540%, 08/15/2047	2,583	1,983
4.390%, 08/15/2037	61	51
3.734%, 09/25/2040	10	7
3.557%, 08/15/2027	791	755
3.222%, 08/15/2024	97	96
Bunge Finance
1.630%, 08/17/2025	303	286
Coca-Cola
2.500%, 06/01/2040	20	15
Constellation Brands
5.250%, 11/15/2048	613	607
4.350%, 05/09/2027	320	317
3.600%, 05/09/2024	230	229
2.250%, 08/01/2031	80	67
Costco Wholesale
3.000%, 05/18/2027	284	273
2.750%, 05/18/2024	183	181
1.600%, 04/20/2030	450	386
1.375%, 06/20/2027	780	708
General Mills
5.500%, 10/17/2028	660	684
Haleon US Capital
3.625%, 03/24/2032	490	452
3.375%, 03/24/2027	410	395
3.375%, 03/24/2029	290	274
Imperial Brands Finance
3.500%, 07/26/2026 (D)	635	606
3.125%, 07/26/2024 (D)	2,250	2,212
J M Smucker
6.500%, 11/15/2043	143	159
JBS USA LUX
7.250%, 11/15/2053 (D)	316	343
6.750%, 03/15/2034 (D)	2,282	2,404
6.500%, 12/01/2052	1,915	1,926
3.000%, 02/02/2029	1,205	1,060
3.000%, 05/15/2032	1,520	1,238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kenvue
5.050%, 03/22/2028	$587	$602
5.050%, 03/22/2053	376	389
4.900%, 03/22/2033	560	577
Keurig Dr Pepper
4.500%, 04/15/2052	555	507
Kraft Heinz Foods
7.125%, 08/01/2039 (D)	10	12
6.875%, 01/26/2039	40	46
6.750%, 03/15/2032	10	11
5.200%, 07/15/2045	360	352
5.000%, 06/04/2042	120	116
4.875%, 10/01/2049	60	57
4.625%, 10/01/2039	10	9
4.375%, 06/01/2046	160	140
4.250%, 03/01/2031	110	108
3.000%, 06/01/2026	380	365
Mars
3.200%, 04/01/2030 (D)	210	194
2.375%, 07/16/2040 (D)	300	215
Mondelez International
1.500%, 05/04/2025	660	629
PepsiCo
5.125%, 11/10/2026	1,125	1,149
2.625%, 03/19/2027	50	47
1.625%, 05/01/2030	440	375
Philip Morris International
5.750%, 11/17/2032	150	157
5.625%, 09/07/2033	1,095	1,144
5.500%, 09/07/2030	414	429
5.375%, 02/15/2033	1,558	1,598
5.250%, 09/07/2028	634	652
5.125%, 11/17/2027	78	79
5.125%, 02/15/2030	1,420	1,443
5.000%, 11/17/2025	624	626
4.875%, 02/15/2028	1,273	1,287
4.500%, 03/20/2042	130	117
2.100%, 05/01/2030	290	249
Pilgrim's Pride
6.250%, 07/01/2033	780	802
3.500%, 03/01/2032	350	296
Procter & Gamble
3.000%, 03/25/2030	240	225
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (D)	830	818
Reynolds American
8.125%, 05/01/2040	570	653
7.250%, 06/15/2037	390	423
5.850%, 08/15/2045	3,140	2,939
Walmart
4.500%, 04/15/2053	287	279
4.100%, 04/15/2033	737	730

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 04/22/2024	$60	$60
1.800%, 09/22/2031	110	93
1.500%, 09/22/2028	230	205

		54,258

Corporate Obligation — 0.1%
Banco Santander
6.938%, 11/07/2033	600	666
6.607%, 11/07/2028	800	852
6.527%, H15T1Y + 1.650%, 11/07/2027 (B)	800	827
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (B)(D)	1,770	1,849

		4,194

Energy — 2.7%
Aker BP
6.000%, 06/13/2033 (D)	950	987
5.600%, 06/13/2028 (D)	886	903
Apache
7.750%, 12/15/2029	140	151
5.350%, 07/01/2049	230	191
5.250%, 02/01/2042	90	75
5.100%, 09/01/2040	205	176
4.750%, 04/15/2043	390	307
4.250%, 01/15/2044	890	636
BP Capital Markets America
4.893%, 09/11/2033	715	728
4.812%, 02/13/2033	2,747	2,770
3.633%, 04/06/2030	320	306
3.410%, 02/11/2026	1,110	1,084
3.119%, 05/04/2026	230	222
3.001%, 03/17/2052	351	246
3.000%, 02/24/2050	940	665
Cameron LNG
3.302%, 01/15/2035 (D)	660	562
2.902%, 07/15/2031 (D)	140	123
Canadian Natural Resources
6.450%, 06/30/2033	50	53
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	886
Cheniere Energy
4.625%, 10/15/2028	260	254
Cheniere Energy Partners
4.000%, 03/01/2031	100	91
3.250%, 01/31/2032	530	451
Chevron
2.895%, 03/03/2024	560	557
1.995%, 05/11/2027	180	167
Chevron USA
3.850%, 01/15/2028	200	197
3.250%, 10/15/2029	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Columbia Pipelines Operating
6.544%, 11/15/2053 (D)	$220	$242
6.036%, 11/15/2033 (D)	940	985
Conoco Funding
7.250%, 10/15/2031	180	207
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	420	452
4.150%, 11/15/2034	280	262
Continental Resources
5.750%, 01/15/2031 (D)	370	368
4.900%, 06/01/2044	80	65
4.375%, 01/15/2028	520	503
3.800%, 06/01/2024	200	198
2.268%, 11/15/2026 (D)	2,070	1,905
Coterra Energy
4.375%, 03/15/2029	780	757
3.900%, 05/15/2027	970	938
DCP Midstream Operating
6.450%, 11/03/2036 (D)	110	117
Devon Energy
7.875%, 09/30/2031	660	768
5.875%, 06/15/2028	40	40
5.850%, 12/15/2025	50	51
5.600%, 07/15/2041	920	889
5.250%, 10/15/2027	46	46
5.000%, 06/15/2045	1,232	1,088
4.750%, 05/15/2042	187	163
4.500%, 01/15/2030	304	292
Diamondback Energy
6.250%, 03/15/2033	1,870	1,998
6.250%, 03/15/2053	746	795
4.250%, 03/15/2052	87	70
3.500%, 12/01/2029	500	465
3.250%, 12/01/2026	30	29
Ecopetrol
5.875%, 05/28/2045	1,276	1,008
5.375%, 06/26/2026	200	196
4.625%, 11/02/2031	160	136
Enbridge
6.700%, 11/15/2053	635	738
6.200%, 11/15/2030	433	463
6.000%, 11/15/2028	433	455
Energy Transfer
9.669%, US0003M + 4.028%(B)(F)	90	86
7.125%, H15T5Y + 5.306%(B)(F)	580	535
6.750%, H15T5Y + 5.134%(B)(F)	500	477
6.500%, H15T5Y + 5.694%(B)(F)	200	190
6.400%, 12/01/2030	2,620	2,801
6.250%, 04/15/2049	130	134
6.125%, 12/15/2045	235	237
6.100%, 12/01/2028	689	725

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 02/15/2033	$1,069	$1,102
5.500%, 06/01/2027	118	119
5.400%, 10/01/2047	1,239	1,155
5.350%, 05/15/2045	465	432
5.300%, 04/01/2044	640	589
5.300%, 04/15/2047	761	698
5.250%, 04/15/2029	1,165	1,174
5.000%, 05/15/2050	840	749
4.950%, 05/15/2028	547	544
4.950%, 06/15/2028	180	179
4.400%, 03/15/2027	130	127
4.000%, 10/01/2027	600	578
3.750%, 05/15/2030	1,250	1,161
Enterprise Products Operating
7.550%, 04/15/2038	40	49
6.650%, 10/15/2034	220	252
5.700%, 02/15/2042	40	42
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	150	134
4.850%, 03/15/2044	430	413
4.800%, 02/01/2049	60	57
4.150%, 10/16/2028	1,605	1,585
3.950%, 01/31/2060	220	178
3.700%, 01/31/2051	270	215
3.125%, 07/31/2029	170	159
2.800%, 01/31/2030	540	488
EOG Resources
4.950%, 04/15/2050	450	442
4.375%, 04/15/2030	120	119
4.150%, 01/15/2026	340	337
3.900%, 04/01/2035	390	359
EQM Midstream Partners
5.500%, 07/15/2028	30	30
EQT
6.125%, 02/01/2025	17	17
5.000%, 01/15/2029	150	149
3.900%, 10/01/2027	1,020	976
3.625%, 05/15/2031 (D)	320	286
3.125%, 05/15/2026 (D)	10	9
Exxon Mobil
4.327%, 03/19/2050	60	55
4.114%, 03/01/2046	533	475
3.482%, 03/19/2030	460	437
3.452%, 04/15/2051	200	157
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	244	201
2.625%, 03/31/2036 (D)	458	378
2.160%, 03/31/2034 (D)	612	530
1.750%, 09/30/2027 (D)	579	544
Halliburton
5.000%, 11/15/2045	80	78
4.850%, 11/15/2035	60	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hess
6.000%, 01/15/2040	$880	$957
5.800%, 04/01/2047	770	830
HF Sinclair
5.875%, 04/01/2026	620	626
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	297
Kinder Morgan
5.550%, 06/01/2045	300	289
5.200%, 03/01/2048	455	415
5.050%, 02/15/2046	170	152
4.300%, 06/01/2025	510	503
4.300%, 03/01/2028	150	148
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	392
5.400%, 09/01/2044	20	19
MEG Energy
5.875%, 02/01/2029 (D)	80	78
MPLX
5.650%, 03/01/2053	158	156
5.500%, 02/15/2049	280	271
5.000%, 03/01/2033	884	866
4.950%, 03/14/2052	1,705	1,517
4.875%, 12/01/2024	320	318
4.800%, 02/15/2029	330	328
4.700%, 04/15/2048	430	370
4.500%, 04/15/2038	520	463
Northwest Pipeline
4.000%, 04/01/2027	219	216
Occidental Petroleum
7.875%, 09/15/2031	610	694
7.500%, 05/01/2031	870	976
6.950%, 07/01/2024	136	136
6.600%, 03/15/2046	360	390
6.450%, 09/15/2036	280	296
5.550%, 03/15/2026	110	111
4.625%, 06/15/2045	280	220
4.400%, 04/15/2046	120	98
4.200%, 03/15/2048	170	134
4.100%, 02/15/2047	600	432
3.400%, 04/15/2026	270	258
3.000%, 02/15/2027	300	278
ONEOK
6.625%, 09/01/2053	1,560	1,746
6.050%, 09/01/2033	500	530
5.800%, 11/01/2030	290	301
5.550%, 11/01/2026	180	183
Parsley Energy
4.125%, 02/15/2028 (D)	60	58
Pertamina Persero
6.000%, 05/03/2042 (D)	300	315

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance BV
6.850%, 06/05/2115	$790	$744
6.250%, 03/17/2024	1,394	1,393
5.299%, 01/27/2025	1,278	1,271
Petroleos Mexicanos
6.625%, 06/15/2035	475	365
6.375%, 01/23/2045	1,555	1,013
4.875%, 01/18/2024	32	32
2.460%, 12/15/2025	369	356
2.378%, 04/15/2025	152	146
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	117
6.750%, 09/21/2047	1,452	950
Phillips 66
1.300%, 02/15/2026	405	376
Pioneer Natural Resources
2.150%, 01/15/2031	660	561
1.900%, 08/15/2030	240	204
1.125%, 01/15/2026	110	102
Range Resources
4.875%, 05/15/2025	120	119
Reliance Industries
3.625%, 01/12/2052 (D)	870	637
2.875%, 01/12/2032 (D)	320	274
Rockies Express Pipeline
4.950%, 07/15/2029 (D)	1,600	1,530
Sabine Pass Liquefaction
5.750%, 05/15/2024	258	258
5.000%, 03/15/2027	1,265	1,270
Schlumberger Holdings
3.900%, 05/17/2028 (D)	475	461
Shell International Finance BV
4.550%, 08/12/2043	280	264
4.375%, 05/11/2045	470	431
4.125%, 05/11/2035	1,356	1,291
3.250%, 04/06/2050	840	631
2.750%, 04/06/2030	440	402
Southern Natural Gas
8.000%, 03/01/2032	170	198
Southwestern Energy
5.375%, 02/01/2029	20	19
5.375%, 03/15/2030	80	78
4.750%, 02/01/2032	190	176
Tallgrass Energy Partners
6.000%, 12/31/2030 (D)	20	19
Targa Resources
4.200%, 02/01/2033	250	230
Targa Resources Partners
5.500%, 03/01/2030	130	130
5.000%, 01/15/2028	100	99
4.875%, 02/01/2031	370	359
4.000%, 01/15/2032	40	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
8.375%, 06/15/2032	$1,140	$1,327
2.900%, 03/01/2030 (D)	1,560	1,374
TransCanada PipeLines
4.625%, 03/01/2034	965	914
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	63
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)	290	246
Western Midstream Operating
5.500%, 08/15/2048	244	218
5.300%, 03/01/2048	162	141
5.250%, 02/01/2050	210	188
4.650%, 07/01/2026	40	39
4.500%, 03/01/2028	60	58
4.050%, 02/01/2030	1,200	1,122
3.100%, 02/01/2025	390	380
Williams
7.750%, 06/15/2031	841	942
7.500%, 01/15/2031	100	113
5.750%, 06/24/2044	51	52
5.400%, 03/04/2044	84	81
3.750%, 06/15/2027	1,044	1,006

		93,712

Financials — 10.7%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	360	353
Agree
4.800%, 10/01/2032	276	261
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	436	473
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)	5,222	5,282
5.282%, SOFRINDX + 1.280%, 07/27/2029 (B)	1,163	1,187
4.050%, 05/03/2029	530	525
3.375%, 05/03/2024	480	476
American International Group
3.875%, 01/15/2035	210	190
American Tower
3.125%, 01/15/2027	248	234
Aon
6.250%, 09/30/2040	19	20
2.600%, 12/02/2031	2,080	1,764
Apollo Management Holdings
4.400%, 05/27/2026 (D)	530	519
Arthur J Gallagher
3.050%, 03/09/2052	1,370	914
Athene Global Funding
6.101%, SOFRINDX + 0.700%, 05/24/2024 (B)(D)	2,025	2,023

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.205%, 03/08/2027 (D)	$635	$583
2.950%, 11/12/2026 (D)	1,350	1,257
1.985%, 08/19/2028 (D)	30	26
1.608%, 06/29/2026 (D)	1,880	1,701
Athene Holding
4.125%, 01/12/2028	605	577
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	715	705
2.875%, 02/15/2025 (D)	975	941
2.528%, 11/18/2027 (D)	779	690
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	600	653
Banco Santander
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	192
2.746%, 05/28/2025	1,200	1,158
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	390	353
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (B)	1,608	1,641
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	1,125	1,178
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	2,250	2,322
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	2,289	2,294
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,350	2,240
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	3,281	3,090
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	530	457
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,465	2,044
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	415	339
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	5,339	4,891
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	5,025	4,649
Bank of America MTN
5.000%, 01/21/2044	830	814
4.450%, 03/03/2026	1,157	1,144
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	1,140	1,114
4.330%, TSFR3M + 1.782%, 03/15/2050 (B)	260	229
4.250%, 10/22/2026	80	78
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	179	162
4.200%, 08/26/2024	1,530	1,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 01/22/2024	$290	$290
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,630	1,371
4.000%, 04/01/2024	1,309	1,304
4.000%, 01/22/2025	1,070	1,056
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	1,900	1,798
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	625	597
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)	631	606
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	1,364	1,294
3.500%, 04/19/2026	780	759
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	1,925	1,887
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	690	587
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	265	235
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	695	597
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	5,495	4,843
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	720	669
Bank of Montreal MTN
1.850%, 05/01/2025	880	844
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	1,085	1,077
3.400%, 05/15/2024	530	525
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	98
1.600%, 04/24/2025	260	250
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(F)	510	487
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	390	349
1.300%, 06/11/2025	480	455
Barclays
6.692%, SOFRRATE + 2.620%, 09/13/2034 (B)	757	810
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	879	915
6.224%, SOFRRATE + 2.980%, 05/09/2034 (B)	919	953
5.088%, US0003M + 3.054%, 06/20/2030 (B)	1,630	1,578
4.375%, 01/12/2026	2,270	2,239
Barclays MTN
4.972%, US0003M + 1.902%, 05/16/2029 (B)	310	304

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
4.250%, 01/15/2049	$870	$811
BNP Paribas
5.335%, H15T1Y + 1.500%, 06/12/2029 (B)(D)	1,183	1,200
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	1,670	1,682
4.705%, TSFR3M + 2.497%, 01/10/2025 (B)(D)	690	690
4.625%, 03/13/2027 (D)	200	196
4.400%, 08/14/2028 (D)	1,087	1,058
3.375%, 01/09/2025 (D)	290	284
2.219%, SOFRRATE + 2.074%, 06/09/2026 (B)(D)	600	573
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (B)(D)	400	374
3.052%, SOFRRATE + 1.507%, 01/13/2031 (B)(D)	200	176
BPCE
7.003%, SOFRRATE + 2.590%, 10/19/2034 (B)(D)	458	498
6.714%, SOFRRATE + 2.270%, 10/19/2029 (B)(D)	609	641
6.612%, SOFRRATE + 1.980%, 10/19/2027 (B)(D)	891	917
5.150%, 07/21/2024 (D)	410	406
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (B)(D)	1,560	1,572
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	1,505	1,483
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	3,803	4,058
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	795	763
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	727	799
7.149%, SOFRRATE + 2.440%, 10/29/2027 (B)	727	755
3.273%, SOFRRATE + 1.790%, 03/01/2030 (B)	1,850	1,652
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	720	755
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	784	827
5.875%, 08/24/2026	1,020	1,046
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	1,330	1,364
Chubb INA Holdings
3.350%, 05/03/2026	200	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 03/15/2025	$74	$72
CI Financial
4.100%, 06/15/2051	1,020	599
3.200%, 12/17/2030	1,255	991
Citadel
4.875%, 01/15/2027 (D)	660	643
Citibank
5.803%, 09/29/2028	1,465	1,530
5.488%, 12/04/2026	1,195	1,216
Citigroup
8.125%, 07/15/2039	1,064	1,370
6.675%, 09/13/2043	70	79
6.625%, 06/15/2032	100	109
6.300%, TSFR3M + 3.685%(B)(F)	300	296
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	1,097	1,135
5.950%, TSFR3M + 4.167%(B)(F)	590	578
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	2,720	2,740
5.500%, 09/13/2025	690	693
5.300%, 05/06/2044	225	216
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	370	362
4.750%, 05/18/2046	100	89
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	340	337
4.650%, 07/30/2045	903	820
4.450%, 09/29/2027	1,005	982
4.412%, SOFRRATE + 3.914%, 03/31/2031 (B)	1,210	1,157
4.400%, 06/10/2025	1,080	1,066
4.300%, 11/20/2026	240	235
4.125%, 07/25/2028	210	202
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	81	78
3.980%, TSFR3M + 1.600%, 03/20/2030 (B)	1,860	1,765
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	59	51
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	970	872
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	125	124
3.300%, 04/27/2025	120	117
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	350	340
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	2,660	2,269
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	715	637
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	1,575	1,345

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	$2,295	$1,915
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	360	297
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	370	339
Constellation Insurance
5.550%, 01/24/2030 (D)	625	592
Cooperatieve Rabobank UA
5.564%, H15T1Y + 1.400%, 02/28/2029 (B)(D)	2,147	2,180
4.375%, 08/04/2025	1,780	1,748
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	1,790	1,607
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	420	400
Credit Agricole MTN
4.000%, USSW5 + 1.644%, 01/10/2033 (B)(D)	250	231
1.907%, SOFRRATE + 1.676%, 06/16/2026 (B)(D)	400	380
Credit Suisse NY
7.950%, 01/09/2025	1,220	1,247
7.500%, 02/15/2028	1,240	1,358
2.950%, 04/09/2025	520	504
Credit Suisse NY MTN
3.700%, 02/21/2025	1,320	1,293
CTR Partnership
3.875%, 06/30/2028 (D)	90	82
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (B)(D)	1,115	1,123
5.375%, 01/12/2024 (D)	650	650
3.244%, US0003M + 1.591%, 12/20/2025 (B)(D)	220	214
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (B)(D)	250	254
4.375%, 06/12/2028 (D)	200	193
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	730	769
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	1,178	967
DNB Bank
1.605%, H15T1Y + 0.680%, 03/30/2028 (B)(D)	2,065	1,840
F&G Global Funding
1.750%, 06/30/2026 (D)	810	733
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,025
7.050%, 07/15/2028 (D)	1,000	1,023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, US0003M + 3.744%, 11/01/2053 (B)(D)	$1,650	$1,626
Federal Realty Investment Trust
3.950%, 01/15/2024	351	351
Fiserv
5.625%, 08/21/2033	1,150	1,205
5.600%, 03/02/2033	1,460	1,524
5.375%, 08/21/2028	875	900
Global Payments
5.950%, 08/15/2052	305	311
Goldman Sachs Capital II
6.406%, TSFR3M + 1.029%(B)(F)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	33
6.250%, 02/01/2041	1,050	1,171
5.859%, SOFRRATE + 0.486%, 10/21/2024 (B)	1,370	1,368
5.150%, 05/22/2045	820	793
4.750%, 10/21/2045	370	351
4.250%, 10/21/2025	850	834
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	1,300	1,258
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	350	332
3.750%, 02/25/2026	345	337
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	380	363
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	170	163
3.500%, 04/01/2025	540	528
3.500%, 11/16/2026	900	867
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	1,130	1,111
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	120	92
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	260	190
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	1,305	1,087
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	3,420	2,810
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	5,645	5,120
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	1,150	1,060
Goldman Sachs Group MTN
4.000%, 03/03/2024	690	688
3.850%, 07/08/2024	330	327
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	190	179
Healthcare Realty Holdings
3.875%, 05/01/2025	15	14

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.400%, 03/15/2030	$170	$140
HSBC Bank USA
7.000%, 01/15/2039	275	318
HSBC Holdings
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)	1,843	2,022
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	570	614
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	1,535	1,556
4.762%, SOFRRATE + 2.530%, 03/29/2033 (B)	420	391
4.755%, SOFRRATE + 2.110%, 06/09/2028 (B)	220	217
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)	494	479
4.375%, 11/23/2026	345	337
4.300%, 03/08/2026	1,710	1,681
4.250%, 03/14/2024	510	508
4.250%, 08/18/2025	560	547
3.973%, TSFR3M + 1.872%, 05/22/2030 (B)	1,587	1,482
2.804%, SOFRRATE + 1.187%, 05/24/2032 (B)	395	330
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)	370	306
2.206%, SOFRRATE + 1.285%, 08/17/2029 (B)	295	258
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)	2,640	2,513
2.013%, SOFRRATE + 1.732%, 09/22/2028 (B)	1,705	1,518
1.645%, SOFRRATE + 1.538%, 04/18/2026 (B)	330	314
1.589%, SOFRRATE + 1.290%, 05/24/2027 (B)	815	748
ILFC E-Capital Trust II
3.320%, TSFR3M + 2.062%, 12/21/2065 (B)(D)	400	310
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (B)	605	634
6.083%, SOFRRATE + 1.560%, 09/11/2027 (B)	878	896
Intercontinental Exchange
4.950%, 06/15/2052	150	149
4.600%, 03/15/2033	710	704
1.850%, 09/15/2032	1,470	1,178
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	2,320	2,296
Invitation Homes Operating Partnership
2.000%, 08/15/2031	1,546	1,230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jackson Financial
3.125%, 11/23/2031	$1,405	$1,183
JPMorgan Chase
8.750%, 09/01/2030	970	1,164
6.189%, TSFR3M + 0.812%, 02/01/2027 (B)	1,590	1,507
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)	1,910	1,938
4.950%, 06/01/2045	430	411
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	300	294
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	84	74
4.250%, 10/01/2027	720	712
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	800	777
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	325	288
3.875%, 09/10/2024	1,140	1,127
3.625%, 05/13/2024	230	229
3.625%, 12/01/2027	230	221
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	130	93
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	300	264
2.950%, 10/01/2026	377	359
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	650	612
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	855	760
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	165	140
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	1,380	1,151
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	450	389
2.301%, SOFRRATE + 1.160%, 10/15/2025 (B)	1,190	1,160
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	830	795
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	1,285	1,139
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	660	634
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	1,750	1,423
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	4,640	4,282
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	2,070	1,993
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	400	370

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	$3,475	$3,394
KeyBank MTN
5.000%, 01/26/2033	419	392
KKR Group Finance II
5.500%, 02/01/2043 (D)(E)	80	76
Lloyds Banking Group
4.375%, 03/22/2028	390	381
4.344%, 01/09/2048	200	161
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	1,190	1,179
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,000	1,832
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/2029 (B)	596	641
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (D)	88	60
Mercury General
4.400%, 03/15/2027	935	892
MetLife
6.400%, 12/15/2036	420	433
5.700%, 06/15/2035	15	16
MetLife Capital Trust IV
7.875%, 12/15/2037 (D)	800	859
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,955	1,882
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (D)	700	712
5.000%, 01/06/2026 (D)	660	662
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	1,760	1,767
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	1,620	1,614
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	400	389
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	380	373
Morgan Stanley
6.342%, SOFRRATE + 2.560%, 10/18/2033 (B)	1,004	1,083
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	585	592
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	1,013	1,032
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	292	293
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	1,040	824
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	770	709

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	$2,656	$2,656
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	292	294
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	10	10
3.971%, US0003M + 1.455%, 07/22/2038 (B)	119	104
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	1,985	1,893
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	1,920	1,769
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	520	454
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	2,170	1,797
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	1,300	1,249
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	915	730
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	970	886
1.164%, SOFRRATE + 0.560%, 10/21/2025 (B)	4,860	4,677
Nasdaq
5.550%, 02/15/2034	1,080	1,122
National Securities Clearing
1.500%, 04/23/2025 (D)	330	316
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	1,375	1,279
Nationwide Mutual Insurance
7.936%, US0003M + 2.290%, 12/15/2024 (B)(D)	3,735	3,731
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	1,085	1,123
4.892%, US0003M + 1.754%, 05/18/2029 (B)	200	196
4.269%, US0003M + 1.762%, 03/22/2025 (B)	815	812
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	920	840
New York Life Global Funding
0.950%, 06/24/2025 (D)	340	321
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	1,112	823
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	212	212
Physicians Realty
2.625%, 11/01/2031	700	576

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Bank
3.875%, 04/10/2025	$430	$421
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,160	1,288
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	1,045	1,092
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	250	251
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	2,205	2,252
5.068%, SOFRRATE + 1.933%, 01/24/2034 (B)	1,375	1,345
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	1,465	1,424
1.250%, 06/23/2025 (D)	160	151
Prospect Capital
3.706%, 01/22/2026	395	370
Prudential Financial MTN
5.625%, 05/12/2041	10	10
Royal Bank of Canada MTN
1.150%, 06/10/2025	460	436
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/2031 (B)	722	781
4.500%, 07/17/2025	80	79
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	510	465
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,055	959
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	235	219
1.089%, SOFRRATE + 0.787%, 03/15/2025 (B)	2,475	2,448
Scentre Group Trust 1
3.625%, 01/28/2026 (D)	635	616
Societe Generale MTN
7.367%, 01/10/2053 (D)	520	549
2.625%, 01/22/2025 (D)	735	712
State Street
3.300%, 12/16/2024	70	69
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	124	143
4.900%, 09/15/2044 (D)	240	227
3.300%, 05/15/2050 (D)	2,455	1,810
The Vanguard Group
3.050%, 08/22/2050	670	439
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	510	496
2.800%, 03/10/2027	1,300	1,227
1.150%, 06/12/2025	460	435

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	$1,018	$1,100
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	470	478
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,590	1,557
Trust Fibra Uno
6.390%, 01/15/2050 (D)	344	277
UBS
5.650%, 09/11/2028	649	673
4.500%, 06/26/2048	440	434
UBS Group
9.250%, H15T5Y + 4.745%(B)(D)(F)	1,030	1,111
9.250%, H15T5Y + 4.758%(B)(D)(F)	230	255
9.016%, SOFRRATE + 5.020%, 11/15/2033 (B)(D)	3,023	3,716
7.000%, USSW5 + 4.344%(B)(D)(F)	1,640	1,639
6.537%, SOFRRATE + 3.920%, 08/12/2033 (B)(D)	3,755	4,007
6.373%, SOFRRATE + 3.340%, 07/15/2026 (B)(D)	605	612
6.301%, H15T1Y + 2.000%, 09/22/2034 (B)(D)	457	484
4.751%, H15T1Y + 1.750%, 05/12/2028 (B)(D)	360	355
4.488%, H15T1Y + 1.550%, 05/12/2026 (B)(D)	320	315
4.282%, 01/09/2028 (D)	625	605
4.253%, 03/23/2028 (D)	350	338
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(D)	1,200	1,117
4.125%, 09/24/2025 (D)	200	196
3.750%, 03/26/2025	1,085	1,063
3.091%, SOFRRATE + 1.730%, 05/14/2032 (B)(D)	1,875	1,597
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(D)	210	172
2.593%, SOFRRATE + 1.560%, 09/11/2025 (B)(D)	760	743
2.193%, SOFRRATE + 2.044%, 06/05/2026 (B)(D)	1,070	1,018
1.305%, SOFRINDX + 0.980%, 02/02/2027 (B)(D)	2,825	2,585
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	1,065	1,097
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	810	836
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	490	503
5.727%, SOFRRATE + 1.430%, 10/21/2026 (B)	185	186

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	$1,905	$1,825
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	1,850	1,821
1.450%, 05/12/2025 (E)	780	742
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	70	64
WEA Finance
4.750%, 09/17/2044 (D)	230	164
3.750%, 09/17/2024 (D)	990	972
Wells Fargo
7.950%, 11/15/2029	495	552
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	1,591	1,731
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	1,022	1,077
6.156%, TSFR3M + 0.762%, 01/15/2027 (B)	1,200	1,135
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	450	452
5.375%, 11/02/2043	400	390
3.000%, 10/23/2026	1,030	978
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	2,760	2,645
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	792	809
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	620	631
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	4,010	3,814
4.900%, 11/17/2045	909	826
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	3,250	3,166
4.750%, 12/07/2046	700	616
4.650%, 11/04/2044	261	229
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	292	262
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	1,880	1,816
4.400%, 06/14/2046	1,370	1,151
4.150%, 01/24/2029	1,010	982
3.750%, 01/24/2024	250	250
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	515	490
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	2,930	2,795
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,810	3,328
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	1,550	1,482

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	$20	$18
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	1,005	978
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	75	69
2.164%, TSFR3M + 1.012%, 02/11/2026 (B)	1,695	1,631
Willis North America
5.350%, 05/15/2033	1,190	1,202

		372,050

Health Care — 2.5%
Abbott Laboratories
4.750%, 11/30/2036	552	566
1.400%, 06/30/2030	661	559
AbbVie
4.875%, 11/14/2048	70	68
4.625%, 10/01/2042	38	36
4.550%, 03/15/2035	735	721
4.500%, 05/14/2035	1,144	1,119
4.250%, 11/21/2049	2,204	1,964
4.050%, 11/21/2039	312	282
3.800%, 03/15/2025	460	454
3.600%, 05/14/2025	210	206
3.200%, 11/21/2029	2,402	2,245
2.950%, 11/21/2026	380	364
2.600%, 11/21/2024	1,820	1,778
Aetna
3.875%, 08/15/2047	90	70
Alcon Finance
3.000%, 09/23/2029 (D)	1,975	1,797
Amgen
6.375%, 06/01/2037	910	1,007
5.650%, 03/02/2053	3,152	3,316
5.250%, 03/02/2025	865	867
5.150%, 11/15/2041	332	324
4.663%, 06/15/2051	269	244
4.400%, 05/01/2045	375	333
3.625%, 05/22/2024	130	129
3.150%, 02/21/2040	190	148
2.770%, 09/01/2053	263	169
2.000%, 01/15/2032	1,515	1,242
Bausch Health
7.250%, 05/30/2029 (D)	170	78
6.250%, 02/15/2029 (D)	500	221
5.500%, 11/01/2025 (D)	20	18
Bayer US Finance
3.375%, 10/08/2024 (D)	800	784
Bayer US Finance II
4.875%, 06/25/2048 (D)	1,795	1,514
4.700%, 07/15/2064 (D)	210	163
4.625%, 06/25/2038 (D)	420	363

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 12/15/2028 (D)	$4,578	$4,350
Becton Dickinson
4.685%, 12/15/2044	264	247
3.734%, 12/15/2024	287	282
3.700%, 06/06/2027	121	117
3.363%, 06/06/2024	758	751
Bristol-Myers Squibb
5.750%, 02/01/2031	1,105	1,183
4.550%, 02/20/2048	129	117
4.350%, 11/15/2047	51	45
3.400%, 07/26/2029	124	118
2.900%, 07/26/2024	785	774
Centene
4.625%, 12/15/2029	390	374
4.250%, 12/15/2027	260	251
3.375%, 02/15/2030	230	206
3.000%, 10/15/2030	3,073	2,661
2.625%, 08/01/2031	40	33
Cigna Group
4.900%, 12/15/2048	830	789
4.800%, 08/15/2038	500	483
4.375%, 10/15/2028	810	804
4.125%, 11/15/2025	290	286
3.400%, 03/01/2027	380	366
3.400%, 03/15/2050	120	89
3.400%, 03/15/2051	588	435
CommonSpirit Health
4.350%, 11/01/2042	110	95
2.782%, 10/01/2030	1,135	984
CVS Health
5.875%, 06/01/2053	202	213
5.125%, 02/21/2030	1,375	1,396
5.125%, 07/20/2045	670	634
5.050%, 03/25/2048	2,090	1,955
5.000%, 02/20/2026	1,295	1,301
4.780%, 03/25/2038	565	535
4.300%, 03/25/2028	809	795
4.250%, 04/01/2050	30	25
4.125%, 04/01/2040	160	137
3.875%, 07/20/2025	515	506
3.750%, 04/01/2030	540	508
3.625%, 04/01/2027	360	349
2.700%, 08/21/2040	500	357
2.125%, 09/15/2031	370	306
1.875%, 02/28/2031	110	91
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	60	61
DH Europe Finance II Sarl
2.200%, 11/15/2024	723	704
Elevance Health
4.625%, 05/15/2042	41	38
4.550%, 05/15/2052	250	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.100%, 05/15/2032	$270	$258
3.650%, 12/01/2027	220	213
3.500%, 08/15/2024	90	89
3.350%, 12/01/2024	745	731
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,215
Gilead Sciences
5.650%, 12/01/2041	35	37
4.750%, 03/01/2046	380	362
4.500%, 02/01/2045	10	9
3.700%, 04/01/2024	410	408
3.650%, 03/01/2026	460	451
2.600%, 10/01/2040	457	337
HCA
5.900%, 06/01/2053	1,175	1,204
5.875%, 02/01/2029	410	423
5.625%, 09/01/2028	60	61
5.500%, 06/01/2033	294	298
5.500%, 06/15/2047	60	58
5.375%, 02/01/2025	160	160
5.375%, 09/01/2026	155	156
5.250%, 04/15/2025	820	819
5.250%, 06/15/2026	650	653
5.250%, 06/15/2049	1,575	1,464
4.625%, 03/15/2052	281	239
4.500%, 02/15/2027	20	20
3.625%, 03/15/2032	588	526
3.500%, 09/01/2030	1,630	1,478
3.500%, 07/15/2051	672	473
2.375%, 07/15/2031	751	619
Humana
4.950%, 10/01/2044	60	57
4.800%, 03/15/2047	30	28
4.625%, 12/01/2042	170	155
4.500%, 04/01/2025	80	79
3.950%, 03/15/2027	70	68
3.700%, 03/23/2029	3,205	3,079
2.150%, 02/03/2032	130	107
Johnson & Johnson
3.625%, 03/03/2037	260	239
3.400%, 01/15/2038	173	153
Medtronic
4.625%, 03/15/2045	9	9
Merck
5.150%, 05/17/2063	223	233
5.000%, 05/17/2053	297	305
1.450%, 06/24/2030	300	251
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	616
Pfizer
4.000%, 12/15/2036	815	769
2.625%, 04/01/2030	440	397

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.700%, 05/28/2030	$420	$358
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	588	594
5.300%, 05/19/2053	1,775	1,812
4.750%, 05/19/2033	3,052	3,059
Royalty Pharma
1.200%, 09/02/2025	535	499
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	852
Tenet Healthcare
4.375%, 01/15/2030	20	19
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031	200	218
7.125%, 01/31/2025	390	393
5.125%, 05/09/2029	1,780	1,700
4.750%, 05/09/2027	200	192
3.150%, 10/01/2026	1,580	1,463
UnitedHealth Group
5.875%, 02/15/2053	1,462	1,656
5.800%, 03/15/2036	280	306
5.200%, 04/15/2063	304	310
4.625%, 07/15/2035	523	526
4.450%, 12/15/2048	90	82
4.250%, 04/15/2047	450	401
4.250%, 06/15/2048	110	98
4.200%, 05/15/2032	290	284
4.000%, 05/15/2029	420	414
3.875%, 12/15/2028	170	167
3.875%, 08/15/2059	360	293
3.700%, 08/15/2049	150	122
3.125%, 05/15/2060	50	36
3.050%, 05/15/2041	138	108
2.300%, 05/15/2031	80	69
2.000%, 05/15/2030	140	121
1.250%, 01/15/2026	170	159
Universal Health Services
1.650%, 09/01/2026	685	623
Wyeth
5.950%, 04/01/2037	470	517

		85,885

Industrials — 2.1%
3M
3.700%, 04/15/2050	660	522
3.050%, 04/15/2030	90	81
2.375%, 08/26/2029	390	345
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (D)	248	203
AerCap Ireland Capital DAC
6.450%, 04/15/2027 (D)	929	962
3.500%, 01/15/2025	232	227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 01/30/2032	$2,938	$2,557
3.150%, 02/15/2024	560	558
3.000%, 10/29/2028	5,095	4,652
2.450%, 10/29/2026	3,530	3,268
1.650%, 10/29/2024	365	352
Air Lease
5.300%, 02/01/2028	450	455
3.625%, 04/01/2027	221	209
3.625%, 12/01/2027	216	204
3.375%, 07/01/2025	310	300
3.250%, 03/01/2025	1,645	1,602
Air Lease MTN
2.300%, 02/01/2025	355	343
Allied Universal Holdco
6.625%, 07/15/2026 (D)	20	20
American Airlines
8.500%, 05/15/2029 (D)	350	370
Boeing
5.930%, 05/01/2060	160	166
5.805%, 05/01/2050	2,679	2,774
5.705%, 05/01/2040	690	713
5.150%, 05/01/2030	940	957
4.875%, 05/01/2025	2,075	2,065
3.750%, 02/01/2050	927	719
3.625%, 03/01/2048	23	17
3.550%, 03/01/2038	196	160
3.250%, 02/01/2035	1,533	1,293
3.200%, 03/01/2029	490	458
3.100%, 05/01/2026	160	154
2.800%, 03/01/2027	190	179
2.700%, 02/01/2027	140	132
2.196%, 02/04/2026	1,934	1,827
1.433%, 02/04/2024	2,065	2,056
Builders FirstSource
4.250%, 02/01/2032 (D)	80	72
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	108
5.400%, 06/01/2041	50	53
4.450%, 01/15/2053	118	111
4.150%, 12/15/2048	150	132
4.050%, 06/15/2048	124	107
2.875%, 06/15/2052	120	84
Canadian Pacific Railway
6.125%, 09/15/2115	44	49
1.750%, 12/02/2026	127	117
1.350%, 12/02/2024	654	631
Carrier Global
6.200%, 03/15/2054 (D)	201	232
5.900%, 03/15/2034 (D)	576	623
3.577%, 04/05/2050	30	24
Cintas No. 2
4.000%, 05/01/2032	1,190	1,150

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 04/01/2027	$400	$392
Crowley Conro
4.181%, 08/15/2043	395	382
Deere
3.750%, 04/15/2050	190	166
3.100%, 04/15/2030	100	93
Delta Air Lines
7.375%, 01/15/2026	580	599
4.750%, 10/20/2028 (D)	1,409	1,386
4.500%, 10/20/2025 (D)	327	322
4.375%, 04/19/2028	153	148
2.900%, 10/28/2024	60	58
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,163	2,805
DP World MTN
5.625%, 09/25/2048 (D)	990	947
Eaton
7.625%, 04/01/2024	75	76
4.150%, 11/02/2042	140	128
Emerson Electric
2.800%, 12/21/2051	280	192
General Dynamics
4.250%, 04/01/2040	670	625
4.250%, 04/01/2050	200	186
General Electric MTN
6.121%, TSFR3M + 0.742%, 08/15/2036 (B)	2,400	2,173
GFL Environmental
4.250%, 06/01/2025 (D)	250	246
H&E Equipment Services
3.875%, 12/15/2028 (D)	80	73
John Deere Capital MTN
5.150%, 09/08/2026	1,021	1,039
4.950%, 07/14/2028	894	917
4.150%, 09/15/2027	571	567
L3Harris Technologies
5.054%, 04/27/2045	180	177
4.854%, 04/27/2035	80	79
Lockheed Martin
4.500%, 05/15/2036	90	89
4.150%, 06/15/2053	1,220	1,090
4.070%, 12/15/2042	91	82
3.900%, 06/15/2032	230	222
Mileage Plus Holdings
6.500%, 06/20/2027 (D)	382	384
Northrop Grumman
5.250%, 05/01/2050	350	360
4.400%, 05/01/2030	338	336
4.030%, 10/15/2047	192	165
3.250%, 01/15/2028	1,074	1,026
2.930%, 01/15/2025	810	792

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Otis Worldwide
2.056%, 04/05/2025	$220	$211
Parker-Hannifin
4.250%, 09/15/2027	760	753
2.700%, 06/14/2024	400	395
Prime Security Services Borrower
5.750%, 04/15/2026 (D)	320	322
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	2,002
Quanta Services
0.950%, 10/01/2024	525	506
Republic Services
5.000%, 04/01/2034	442	453
3.950%, 05/15/2028	335	328
1.450%, 02/15/2031	1,650	1,338
RTX
6.400%, 03/15/2054	596	690
6.100%, 03/15/2034	745	808
6.000%, 03/15/2031	410	437
RTX Corp
4.625%, 11/16/2048	51	46
4.500%, 06/01/2042	320	291
4.450%, 11/16/2038	63	58
4.150%, 05/15/2045	59	50
4.125%, 11/16/2028	280	274
3.950%, 08/16/2025	190	187
3.150%, 12/15/2024	200	196
3.030%, 03/15/2052	430	297
2.250%, 07/01/2030	420	363
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	1,120	1,041
Spirit Loyalty Cayman
8.000%, 09/20/2025 (D)	375	270
Union Pacific
3.839%, 03/20/2060	1,030	840
3.750%, 02/05/2070	230	177
3.375%, 02/14/2042	316	258
3.250%, 02/05/2050	480	368
2.891%, 04/06/2036	1,595	1,346
2.800%, 02/14/2032	380	337
2.375%, 05/20/2031	280	244
United Airlines
4.625%, 04/15/2029 (D)	510	477
4.375%, 04/15/2026 (D)	300	292
United Airlines Class A Pass-Through Trust
5.800%, 07/15/2036	2,100	2,130
United Parcel Service
5.200%, 04/01/2040	240	249
United Rentals North America
4.875%, 01/15/2028	150	146
3.875%, 11/15/2027	100	95
3.875%, 02/15/2031	920	836

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 01/15/2032	$300	$266
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	386	376
Veralto
5.500%, 09/18/2026 (D)	273	276
Vertiv Group
4.125%, 11/15/2028 (D)	140	131
Waste Management
4.875%, 02/15/2034	570	581

		73,456

Information Technology — 1.4%
Apple
4.850%, 05/10/2053	149	152
3.950%, 08/08/2052	413	362
3.200%, 05/13/2025	64	63
2.650%, 05/11/2050	233	160
2.650%, 02/08/2051	180	123
2.375%, 02/08/2041	214	156
Broadcom
4.926%, 05/15/2037 (D)	919	889
4.150%, 11/15/2030	370	354
3.469%, 04/15/2034 (D)	295	257
3.419%, 04/15/2033 (D)	529	465
3.187%, 11/15/2036 (D)	10	8
3.150%, 11/15/2025	345	334
3.137%, 11/15/2035 (D)	1,040	854
2.450%, 02/15/2031 (D)	460	393
CommScope
6.000%, 03/01/2026 (D)	200	178
4.750%, 09/01/2029 (D)	140	94
Corning
5.450%, 11/15/2079	370	357
Dell International
6.020%, 06/15/2026	39	40
Global Payments
4.450%, 06/01/2028	1,845	1,796
Intel
5.900%, 02/10/2063	410	457
5.700%, 02/10/2053	581	628
5.625%, 02/10/2043	169	181
5.125%, 02/10/2030	320	332
4.750%, 03/25/2050	170	161
3.050%, 08/12/2051	270	190
2.800%, 08/12/2041	253	189
1.600%, 08/12/2028	540	478
International Business Machines
3.000%, 05/15/2024	1,510	1,496
Intuit
5.500%, 09/15/2053	586	641
5.250%, 09/15/2026	715	729

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 09/15/2033	$571	$598
5.125%, 09/15/2028	571	590
KLA
3.300%, 03/01/2050	241	184
Kyndryl Holdings
2.050%, 10/15/2026	925	842
Marvell Technology
5.950%, 09/15/2033	438	464
5.750%, 02/15/2029	438	453
1.650%, 04/15/2026	1,030	958
Mastercard
3.850%, 03/26/2050	80	70
3.375%, 04/01/2024	80	79
Micron Technology
5.875%, 02/09/2033	413	429
5.375%, 04/15/2028	1,474	1,500
3.477%, 11/01/2051	144	105
Microsoft
3.450%, 08/08/2036	710	653
2.921%, 03/17/2052	105	78
2.875%, 02/06/2024	1,010	1,007
NVIDIA
3.700%, 04/01/2060	310	259
2.850%, 04/01/2030	230	213
NXP BV
3.250%, 05/11/2041	288	219
2.700%, 05/01/2025	280	270
2.500%, 05/11/2031	293	249
Open Text Holdings
4.125%, 02/15/2030 (D)	20	18
4.125%, 12/01/2031 (D)	30	27
Oracle
6.900%, 11/09/2052	55	64
5.550%, 02/06/2053	175	175
4.650%, 05/06/2030	330	329
4.375%, 05/15/2055	177	147
4.000%, 07/15/2046	511	410
3.950%, 03/25/2051	2,971	2,326
3.900%, 05/15/2035	1,720	1,534
3.800%, 11/15/2037	2,255	1,916
3.600%, 04/01/2040	915	730
3.600%, 04/01/2050	410	304
2.950%, 11/15/2024	315	308
2.950%, 04/01/2030	860	776
2.875%, 03/25/2031	1,040	921
1.650%, 03/25/2026	890	830
PayPal Holdings
2.300%, 06/01/2030 (E)	1,315	1,149
1.650%, 06/01/2025	400	382
Prosus
3.832%, 02/08/2051 (D)	320	201

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prosus MTN
4.027%, 08/03/2050 (D)	$730	$479
3.061%, 07/13/2031 (D)	2,100	1,696
QUALCOMM
6.000%, 05/20/2053	663	763
Roper Technologies
1.000%, 09/15/2025	420	393
Salesforce
3.700%, 04/11/2028	670	657
Sprint
7.125%, 06/15/2024	1,015	1,019
Sprint Capital
8.750%, 03/15/2032	1,310	1,617
Tencent Holdings MTN
3.975%, 04/11/2029 (D)	600	571
3.680%, 04/22/2041 (D)	680	534
Texas Instruments
5.000%, 03/14/2053	641	656
4.150%, 05/15/2048	300	272
1.750%, 05/04/2030	290	250
TSMC Global
1.375%, 09/28/2030 (D)	1,365	1,107
Visa
4.300%, 12/14/2045	690	643
3.650%, 09/15/2047	235	198
VMware
4.700%, 05/15/2030	529	522
1.400%, 08/15/2026	856	783
1.000%, 08/15/2024	915	889
Vontier
1.800%, 04/01/2026	495	455

		47,788

Materials — 0.8%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,341
Anglo American Capital
4.750%, 04/10/2027 (D)	720	710
4.750%, 03/16/2052 (D)	850	729
4.000%, 09/11/2027 (D)	200	192
3.625%, 09/11/2024 (D)	710	699
ArcelorMittal
7.000%, 10/15/2039	120	130
Ball
3.125%, 09/15/2031	370	319
Barrick North America Finance
5.750%, 05/01/2043	290	310
5.700%, 05/30/2041	509	537
Berry Global
1.650%, 01/15/2027	2,985	2,688
BHP Billiton Finance USA
5.000%, 09/30/2043	410	413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 02/24/2042	$40	$36
Celanese US Holdings
6.700%, 11/15/2033	576	625
6.550%, 11/15/2030	1,510	1,596
6.050%, 03/15/2025	345	347
Dow Chemical
5.250%, 11/15/2041	25	24
4.800%, 05/15/2049	360	330
DuPont de Nemours
4.493%, 11/15/2025	830	824
First Quantum Minerals
6.875%, 03/01/2026 (D)	200	179
6.875%, 10/15/2027 (D)	220	187
Freeport-McMoRan
5.450%, 03/15/2043	785	764
4.625%, 08/01/2030	180	176
4.550%, 11/14/2024	40	39
Glencore Finance Canada
6.900%, 11/15/2037 (D)	304	335
6.000%, 11/15/2041 (D)	107	109
5.550%, 10/25/2042 (D)	132	128
Glencore Funding
6.500%, 10/06/2033 (D)	576	628
4.125%, 03/12/2024 (D)	1,340	1,335
4.000%, 03/27/2027 (D)	1,200	1,165
3.875%, 10/27/2027 (D)	220	212
International Flavors & Fragrances
5.000%, 09/26/2048	1,535	1,303
4.375%, 06/01/2047	230	176
3.468%, 12/01/2050 (D)	55	38
3.268%, 11/15/2040 (D)	135	97
2.300%, 11/01/2030 (D)	1,570	1,298
1.832%, 10/15/2027 (D)	130	114
MEGlobal BV MTN
4.250%, 11/03/2026 (D)	480	463
OCP
5.125%, 06/23/2051 (D)	360	272
4.500%, 10/22/2025 (D)	400	390
3.750%, 06/23/2031 (D)(E)	410	352
Orbia Advance
2.875%, 05/11/2031 (D)	780	645
1.875%, 05/11/2026 (D)	820	753
Southern Copper
5.250%, 11/08/2042	2,220	2,150
Suzano Austria GmbH
3.750%, 01/15/2031	1,400	1,228
3.125%, 01/15/2032	70	58
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	31
Vale Overseas
6.875%, 11/21/2036	874	954

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 08/10/2026	$32	$32

		28,466

Real Estate — 1.1%
Agree
2.600%, 06/15/2033	125	99
2.000%, 06/15/2028	551	478
American Assets Trust
3.375%, 02/01/2031	1,370	1,117
American Homes 4 Rent
4.300%, 04/15/2052	722	581
3.625%, 04/15/2032	2,015	1,805
American Tower
5.900%, 11/15/2033	877	929
5.650%, 03/15/2033	1,143	1,188
5.550%, 07/15/2033	1,280	1,324
5.500%, 03/15/2028	587	600
2.950%, 01/15/2051	147	98
2.700%, 04/15/2031	1,650	1,417
1.875%, 10/15/2030	1,430	1,172
AvalonBay Communities MTN
2.450%, 01/15/2031	1,155	996
Boston Properties
3.400%, 06/21/2029	720	646
Brandywine Operating Partnership
3.950%, 11/15/2027	17	15
Brixmor Operating Partnership
2.500%, 08/16/2031	485	407
Camden Property Trust
2.800%, 05/15/2030	265	237
Crown Castle
5.800%, 03/01/2034	887	918
5.600%, 06/01/2029	458	468
5.100%, 05/01/2033	420	416
5.000%, 01/11/2028	986	982
2.900%, 04/01/2041	293	209
2.100%, 04/01/2031	488	398
1.050%, 07/15/2026	790	713
Equinix
3.900%, 04/15/2032	1,715	1,592
Essex Portfolio
2.550%, 06/15/2031	261	218
Extra Space Storage
3.900%, 04/01/2029	226	214
3.875%, 12/15/2027	5	5
2.550%, 06/01/2031	735	613
2.400%, 10/15/2031	525	433
2.350%, 03/15/2032	245	200
2.200%, 10/15/2030	371	308
GLP Capital
5.375%, 04/15/2026	1,690	1,680
5.250%, 06/01/2025	80	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 01/15/2030	$318	$290
4.000%, 01/15/2031	50	45
3.250%, 01/15/2032	1,211	1,022
Healthcare Realty Holdings
3.625%, 01/15/2028	115	106
3.100%, 02/15/2030	1,645	1,438
2.050%, 03/15/2031	273	211
Hudson Pacific Properties
4.650%, 04/01/2029	665	539
3.950%, 11/01/2027	1,401	1,173
3.250%, 01/15/2030	15	11
Invitation Homes Operating Partnership
5.500%, 08/15/2033	35	35
4.150%, 04/15/2032	644	592
LXP Industrial Trust
6.750%, 11/15/2028	295	310
NNN REIT
5.600%, 10/15/2033	438	452
Physicians Realty
3.950%, 01/15/2028	30	29
Realty Income
5.625%, 10/13/2032	513	539
4.900%, 07/15/2033	489	488
2.850%, 12/15/2032	367	312
2.200%, 06/15/2028	272	244
Regency Centers
2.950%, 09/15/2029	694	622
Rexford Industrial Realty
2.150%, 09/01/2031	512	410
Sabra Health Care
3.900%, 10/15/2029	715	643
Simon Property Group
2.450%, 09/13/2029	1,020	908
STORE Capital
4.625%, 03/15/2029	323	298
4.500%, 03/15/2028	291	267
2.750%, 11/18/2030	448	350
2.700%, 12/01/2031	176	133
Sun Communities Operating
4.200%, 04/15/2032	507	462
VICI Properties
5.125%, 05/15/2032	1,386	1,351
4.950%, 02/15/2030	170	165
4.625%, 06/15/2025 (D)	100	98
4.500%, 09/01/2026 (D)	375	363
4.500%, 01/15/2028 (D)	238	227
4.125%, 08/15/2030 (D)	39	36
3.875%, 02/15/2029 (D)	630	579
3.750%, 02/15/2027 (D)	30	28
Welltower
4.500%, 01/15/2024	102	102

		37,434

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 2.0%
AEP Texas
6.650%, 02/15/2033	$500	$542
Alabama Power
3.700%, 12/01/2047	965	764
American Electric Power
5.699%, 08/15/2025	875	881
American Transmission Systems
2.650%, 01/15/2032 (D)	1,403	1,187
Baltimore Gas and Electric
5.400%, 06/01/2053	440	454
2.250%, 06/15/2031	393	335
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	716
Boston Gas
4.487%, 02/15/2042 (D)	35	29
CenterPoint Energy Houston Electric
5.200%, 10/01/2028	440	454
3.600%, 03/01/2052	290	230
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	885	907
Cleco Power
6.000%, 12/01/2040	700	695
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	270	219
Consolidated Edison of New York
5.900%, 11/15/2053	288	317
5.500%, 03/15/2034	720	755
5.200%, 03/01/2033	153	158
4.450%, 03/15/2044	1,120	1,003
3.950%, 04/01/2050	130	108
3.350%, 04/01/2030	180	168
3.200%, 12/01/2051	85	60
Constellation Energy Generation
5.600%, 03/01/2028	935	963
Consumers 2023 Securitization Funding
5.550%, 03/01/2027	810	813
Consumers Energy
2.500%, 05/01/2060	239	146
Dominion Energy
3.071%, 08/15/2024 (C)	980	964
DTE Electric
3.650%, 03/01/2052	210	165
2.950%, 03/01/2050	458	320
DTE Energy
2.529%, 10/01/2024 (C)	830	811
1.050%, 06/01/2025	1,055	994
Duke Energy
5.750%, 09/15/2033	235	248
3.500%, 06/15/2051	81	59
3.150%, 08/15/2027	280	265
2.550%, 06/15/2031	437	373

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.900%, 09/15/2025	$705	$658
Duke Energy Carolinas
5.350%, 01/15/2053	589	603
4.950%, 01/15/2033	1,488	1,516
4.250%, 12/15/2041	628	555
4.000%, 09/30/2042	1,000	857
3.550%, 03/15/2052	355	272
2.850%, 03/15/2032	488	425
2.550%, 04/15/2031	267	231
Duke Energy Florida
5.875%, 11/15/2033	140	151
3.200%, 01/15/2027	1,080	1,043
2.400%, 12/15/2031	392	331
Duke Energy Indiana
4.200%, 03/15/2042	30	26
2.750%, 04/01/2050	280	181
Duke Energy Ohio
5.250%, 04/01/2033	845	871
Duke Energy Progress
5.250%, 03/15/2033	292	301
4.100%, 05/15/2042	425	366
2.500%, 08/15/2050	396	249
Entergy Arkansas
5.150%, 01/15/2033	589	600
2.650%, 06/15/2051	354	223
Evergy Metro
5.300%, 10/01/2041	100	99
Eversource Energy
5.950%, 02/01/2029	3,020	3,163
5.125%, 05/15/2033	850	854
Exelon
5.625%, 06/15/2035	760	773
FirstEnergy
4.150%, 07/15/2027	940	904
1.600%, 01/15/2026	180	167
FirstEnergy Transmission
5.450%, 07/15/2044 (D)	35	34
Florida Power & Light
4.400%, 05/15/2028	1,560	1,562
Indiana Michigan Power
4.550%, 03/15/2046	325	291
Interstate Power and Light
5.700%, 10/15/2033	1,255	1,322
Jersey Central Power & Light
4.700%, 04/01/2024 (D)	700	697
2.750%, 03/01/2032 (D)	1,506	1,271
KeySpan Gas East
5.994%, 03/06/2033 (D)	55	56
3.586%, 01/18/2052 (D)	2,295	1,591
2.742%, 08/15/2026 (D)	1,025	956
Louisville Gas and Electric
5.450%, 04/15/2033	1,135	1,182

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Edison
5.200%, 04/01/2028 (D)	$442	$445
4.300%, 01/15/2029 (D)	462	447
MidAmerican Energy
4.800%, 09/15/2043	830	781
2.700%, 08/01/2052	340	220
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (D)	162	156
Mississippi Power
4.250%, 03/15/2042	200	170
3.100%, 07/30/2051	471	316
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	275	265
NextEra Energy Capital Holdings
6.051%, 03/01/2025	1,095	1,105
NiSource
5.800%, 02/01/2042	149	147
NSTAR Electric
3.100%, 06/01/2051	242	170
Pacific Gas and Electric
6.100%, 01/15/2029	1,370	1,418
5.250%, 03/01/2052	125	111
4.950%, 07/01/2050	1,255	1,072
4.750%, 02/15/2044	132	110
4.500%, 07/01/2040	135	114
4.200%, 06/01/2041	228	182
3.950%, 12/01/2047	945	691
3.500%, 08/01/2050	130	90
3.300%, 08/01/2040	60	44
2.500%, 02/01/2031	1,595	1,316
2.100%, 08/01/2027	1,505	1,356
PacifiCorp
5.500%, 05/15/2054	128	126
2.900%, 06/15/2052	1,330	855
PECO Energy
4.150%, 10/01/2044	900	779
2.850%, 09/15/2051	474	319
Pennsylvania Electric
5.150%, 03/30/2026 (D)	295	294
3.250%, 03/15/2028 (D)	383	357
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	500	513
Piedmont Natural Gas
5.050%, 05/15/2052	1,100	1,021
Public Service Electric and Gas MTN
5.125%, 03/15/2053	545	568
2.700%, 05/01/2050	184	126
2.050%, 08/01/2050	109	63
1.900%, 08/15/2031	675	554

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Enterprise Group
6.125%, 10/15/2033	$352	$378
5.875%, 10/15/2028	880	922
Public Service of Colorado
5.250%, 04/01/2053	1,090	1,085
Public Service of Oklahoma
3.150%, 08/15/2051	266	181
Southern California Edison
4.125%, 03/01/2048	722	606
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	97
Southern California Gas
2.550%, 02/01/2030	900	791
Southern Gas Capital
5.875%, 03/15/2041	700	713
4.400%, 05/30/2047	500	424
Southwestern Electric Power
5.300%, 04/01/2033	525	525
1.650%, 03/15/2026	1,575	1,467
Southwestern Public Service
3.750%, 06/15/2049	845	645
Texas Electric Market Stabilization Funding
4.265%, 08/01/2034 (D)	2,587	2,499
Virginia Electric and Power
5.000%, 04/01/2033	1,041	1,053
4.650%, 08/15/2043	585	535
2.950%, 11/15/2051	393	267
Vistra Operations
4.300%, 07/15/2029 (D)	1,590	1,488
WEC Energy Group
0.800%, 03/15/2024	595	589
Wisconsin Electric Power
1.700%, 06/15/2028	255	226

		71,280

Total Corporate Obligations
(Cost $1,049,181) ($ Thousands)		997,326

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Bills
5.468%, 03/28/2024 (G)	3,005	2,968
5.440%, 04/11/2024 (G)	7,970	7,855
5.354%, 05/16/2024 (G)	4,355	4,271
5.327%, 04/02/2024 (G)	16,260	16,046
5.311%, 04/23/2024 (G)	6,270	6,169
5.309%, 01/18/2024 (G)	8,580	8,560
5.305%, 04/16/2024 (G)	29,290	28,845
5.260%, 02/15/2024 (G)	10,555	10,487
U.S. Treasury Bonds
4.750%, 11/15/2043 (E)	35,383	37,954
4.750%, 11/15/2053	49,617	55,641

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.375%, 08/15/2043	$46,928	$47,903
4.125%, 08/15/2053	22,457	22,699
3.875%, 05/15/2043	10,980	10,467
3.625%, 08/15/2043	240	221
3.625%, 02/15/2044	50	46
3.625%, 02/15/2053	6,766	6,248
3.625%, 05/15/2053	1,828	1,690
3.375%, 11/15/2048	1,080	941
3.250%, 05/15/2042	1,785	1,566
3.125%, 08/15/2044	280	237
3.125%, 05/15/2048	5,285	4,403
3.000%, 02/15/2049	3,290	2,677
3.000%, 08/15/2052	5,569	4,554
2.875%, 08/15/2045	320	258
2.875%, 05/15/2049	740	588
2.875%, 05/15/2052	9,055	7,209
2.502%, 05/15/2049 (G)	5,380	1,886
2.375%, 02/15/2042	7,333	5,626
2.375%, 05/15/2051	12,200	8,706
2.000%, 11/15/2041	39,918	28,874
2.000%, 02/15/2050	400	263
2.000%, 08/15/2051	10,293	6,721
1.875%, 02/15/2051	4,200	2,663
1.875%, 11/15/2051	8,331	5,267
1.750%, 08/15/2041	23,093	16,061
1.625%, 11/15/2050	9,823	5,852
1.375%, 11/15/2040	24,999	16,586
1.375%, 08/15/2050	2,500	1,393
1.125%, 05/15/2040	869	560
1.125%, 08/15/2040	29,314	18,711
U.S. Treasury Inflation Protected Securities
1.125%, 01/15/2033	8,573	8,109
U.S. Treasury Notes
5.000%, 08/31/2025	274	277
5.000%, 09/30/2025	8,135	8,218
5.000%, 10/31/2025	6,240	6,311
4.875%, 11/30/2025	12,290	12,417
4.875%, 10/31/2028	66,857	69,787
4.750%, 07/31/2025	4,590	4,611
4.625%, 09/15/2026	50	51
4.625%, 11/15/2026	14,858	15,092
4.500%, 11/30/2024	42	42
4.500%, 11/15/2033	52,026	54,619
4.375%, 10/31/2024	196	195
4.375%, 12/15/2026	62,452	63,062
4.375%, 08/31/2028	300	306
4.375%, 11/30/2028	48,080	49,199
4.375%, 11/30/2030	4,440	4,566
4.250%, 05/31/2025	4,680	4,663
4.250%, 10/15/2025	7,671	7,657
4.250%, 12/31/2025	6,535	6,534
4.125%, 01/31/2025	4,703	4,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.125%, 08/31/2030	$80	$81
4.000%, 02/15/2026	87	87
4.000%, 02/28/2030	3,608	3,625
3.875%, 03/31/2025	3,545	3,514
3.875%, 04/30/2025	10,937	10,839
3.875%, 11/30/2027	1,719	1,715
3.750%, 12/31/2028	46,974	46,758
3.500%, 09/15/2025	3,502	3,450
3.250%, 06/30/2029	10,593	10,252
3.125%, 11/15/2028	1,789	1,728
3.000%, 07/15/2025	1,770	1,731
2.875%, 08/15/2028	2,582	2,471
2.750%, 04/30/2027	1,820	1,751
2.750%, 07/31/2027	3,389	3,253
2.625%, 07/31/2029	16,130	15,104
2.375%, 03/31/2029	4,518	4,195
2.000%, 11/15/2026	3,734	3,530
1.375%, 10/31/2028	4,725	4,205
1.250%, 08/15/2031	30	25
1.125%, 08/31/2028	650	574
1.000%, 07/31/2028	2,941	2,587
0.750%, 05/31/2026	488	450
0.375%, 07/31/2027	5,766	5,086

Total U.S. Treasury Obligations
(Cost $873,430) ($ Thousands)		857,073

ASSET-BACKED SECURITIES — 7.3%
Automotive — 1.6%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	336	337
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	650	644
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	295	297
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	586	593
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	330	327
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	295	286
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	2,800	2,612

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (D)	$1,070	$1,083
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	205	205
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	462	462
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	320	323
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,095	1,074
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	1,043	1,043
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	440	445
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	430
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	575	556
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,010	969
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	740	756
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	425	413
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	907	882
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	310
Ford Credit Auto Owner Trust, Ser 2023-2, Cl B
5.920%, 02/15/2036 (D)	1,230	1,261
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (D)	1,280	1,306
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	1,286	1,281
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A3
5.530%, 09/15/2028	695	709
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	829	824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	$417	$417
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	266
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	513	511
GM Financial Revolving Receivables Trust, Ser 2023-2, Cl A
5.770%, 08/11/2036 (D)	440	459
Hertz Vehicle Financing III, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	230	229
Hertz Vehicle Financing III, Ser 2023-4A, Cl A
6.150%, 03/25/2030 (D)	100	104
Hertz Vehicle Financing, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	363	353
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	575	566
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	725	720
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (D)	663	663
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (D)	437	444
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	533
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	1,030	1,007
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	344
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	599
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	342	348
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A3
5.540%, 10/16/2028	1,410	1,439
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	12	12

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	$135	$132
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	487	470
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	719
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A4
4.310%, 04/16/2029	544	538
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	586	592
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	430
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	645	653
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	635	630
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	318	314
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	114	113
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	563	560
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	706	700
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	663	658
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	437	435
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	1,898	1,890
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	363	363
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	1,115	1,101
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/2028 (D)	865	874

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	$440	$434
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	1,360	1,291
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	3,080	2,838
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	1,500	1,457
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	1,890	1,907
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	397
Toyota Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.420%, 08/15/2028	513	508
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	774	773
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	1,219	1,228
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	700	714
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	1,195	1,194
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	430	427
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	857	862
Volkswagen Auto Loan Enhanced Trust, Ser 2023-2, Cl A3
5.480%, 12/20/2028	745	760
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	440	440
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	583	583
		55,427

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.5%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	$785	$769
American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	424	427
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	3,962	4,008
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.928%, TSFR1M + 0.884%, 05/14/2029 (B)	1,700	1,707
Citibank Credit Card Issuance Trust, Ser 2023-A1, Cl A1
5.230%, 12/08/2027	1,719	1,732
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	1,377	1,350
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	1,131	1,123
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	2,639	2,659
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl B
3.200%, 09/21/2026 (D)	580	549
Synchrony Card Funding, Ser 2023-A1, Cl A
5.540%, 07/15/2029	1,841	1,875
		16,199

Mortgage Related Securities — 0.1%

Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
3.266%, TSFR1M + 1.164%, 01/25/2034 (B)	443	435
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl M1
0.465%, 08/25/2036 (B)	175	174
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.455%, TSFR1M + 0.394%, 05/25/2037 (B)	5,500	4,221
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
0.850%, TSFR1M + 0.789%, 12/25/2034 (B)	161	155
		4,985

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 5.1%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.275%, SOFR30A + 1.214%, 12/27/2044 (B)(D)	$857	$849
ACRES Commercial Realty, Ser 2021-FL1, Cl A
1.284%, 06/15/2036 (B)(D)	1,629	1,590
AIG CLO, Ser 2021-1A, Cl A1R
6.797%, TSFR3M + 1.382%, 04/20/2032 (B)(D)	3,400	3,398
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,835	1,784
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.306%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	1,100	1,092
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
1.226%, 07/24/2029 (B)(D)	518	518
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (D)	1,790	1,835
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
6.546%, TSFR1M + 1.184%, 08/15/2034 (B)(D)	3,213	3,154
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.097%, TSFR3M + 1.750%, 10/15/2036 (B)(D)	1,280	1,281
Birch Grove CLO 5, Ser 2023-5A, Cl A1
7.616%, TSFR3M + 2.200%, 04/20/2035 (B)(D)	410	411
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.178%, TSFR3M + 1.800%, 10/20/2036 (B)(D)	790	790
BSL CLO 4, Ser 2023-4A, Cl A
7.416%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	790	792
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
7.240%, TSFR3M + 1.862%, 10/25/2034 (B)(D)	3,000	2,967
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.994%, 11/25/2034 (C)	22	21
CIFC Funding, Ser 2021-1A, Cl A1
6.750%, TSFR3M + 1.372%, 04/25/2033 (B)(D)	410	409
CIFC Funding, Ser 2021-7A, Cl A1
6.804%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	3,500	3,487
CIT Education Loan Trust, Ser 2007-1, Cl A
0.387%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	622	594

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	$690	$678
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,255	1,260
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	648	560
College Avenue Student Loans, Ser 2017-A, Cl A1
1.825%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	268	269
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	184	176
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	356	328
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	308	269
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.675%, TSFR1M + 0.614%, 10/25/2034 (B)	273	264
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.715%, TSFR1M + 0.654%, 12/25/2034 (B)	192	186
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.975%, TSFR1M + 0.914%, 10/25/2047 (B)	1,054	946
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.616%, TSFR1M + 0.254%, 07/15/2036 (B)	156	146
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,230	1,199
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
6.820%, TSFR1M + 1.464%, 08/25/2047 (B)	5,400	4,895
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/2029 (D)	635	647
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (D)	976	861
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	300	305
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (D)	1,325	1,316
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	945	939

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden 55 CLO, Ser 2018-55A, Cl A1
6.676%, TSFR3M + 1.282%, 04/15/2031 (B)(D)	$551	$550
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
2.119%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	849	847
Educational Funding of the South, Ser 2011-1, Cl A2
0.865%, 04/25/2035 (B)	43	43
Educational Funding, Ser 2006-1A, Cl A3
5.990%, US0003M + 0.350%, 04/25/2033 (B)(D)	1,336	846
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	586	576
Elevation CLO, Ser 2021-13A, Cl A1
6.846%, TSFR3M + 1.452%, 07/15/2034 (B)(D)	530	528
Elmwood CLO IV, Ser 2020-1A, Cl A
6.896%, TSFR3M + 1.502%, 04/15/2033 (B)(D)	610	610
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
1.175%, TSFR1M + 1.114%, 08/25/2034 (B)	211	191
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	3,350	3,105
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	198	188
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,807
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.130%, TSFR1M + 0.774%, 01/25/2036 (B)	3,771	3,548
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	98	97
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.747%, TSFR3M + 1.332%, 04/20/2034 (B)(D)	660	658
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
1.951%, TSFR3M + 1.372%, 10/29/2029 (B)(D)	1,060	1,060
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (D)	750	746
GSAMP Trust, Ser 2003-SEA, Cl A1
0.575%, 02/25/2033 (B)	253	245

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2005-WMC3, Cl A2C
6.130%, TSFR1M + 0.774%, 12/25/2035 (B)	$4,562	$4,426
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.425%, 05/25/2046 (B)	4,064	3,781
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	1,156	904
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	391	371
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	–	–
HPS Loan Management, Ser 2022-19, Cl A1R
6.732%, TSFR3M + 1.320%, 01/22/2035 (B)(D)	400	397
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	656	593
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	860	758
Kings Park CLO, Ser 2021-1A, Cl A
6.804%, TSFR3M + 1.392%, 01/21/2035 (B)(D)	400	399
Logan CLO I, Ser 2021-1A, Cl A
6.837%, TSFR3M + 1.422%, 07/20/2034 (B)(D)	260	260
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (D)	932	804
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
7.027%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	1,550	1,528
Madison Park Funding XXXVII, Ser 2021-37A, Cl AR
6.726%, TSFR3M + 1.332%, 07/15/2033 (B)(D)	260	259
Magnetite VII, Ser 2018-7A, Cl A1R2
1.041%, 01/15/2028 (B)(D)	540	538
Magnetite XIV-R, Ser 2018-14RA, Cl A1
6.777%, TSFR3M + 1.382%, 10/18/2031 (B)(D)	280	280
MF1, Ser 2020-FL4, Cl A
7.176%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	501	500
MF1, Ser 2021-FL7, Cl A
6.553%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	868	855
MF1, Ser 2022-FL8, Cl A
6.706%, TSFR1M + 1.350%, 02/19/2037 (B)(D)	2,380	2,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	$773	$759
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
8.073%, 02/26/2029 (B)(D)	643	590
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	176	162
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.684%, 10/15/2031 (B)(D)	247	247
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.234%, 12/15/2045 (B)(D)	163	164
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	169	165
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	13	13
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	1,101	1,062
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	383	371
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	625	600
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	906	851
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	1,380	1,285
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	122	111
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	510	457
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	81	71
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	219	191
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	927	803
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,246	1,074

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	$823	$701
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	196	170
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	596	525
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.613%, 06/25/2031 (B)	1,629	1,578
Navient Student Loan Trust, Ser 2016-2A, Cl A3
1.675%, SOFR30A + 1.614%, 06/25/2065 (B)(D)	981	989
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.325%, SOFR30A + 1.264%, 07/26/2066 (B)(D)	724	724
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.225%, SOFR30A + 1.164%, 07/26/2066 (B)(D)	2,522	2,508
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	249	238
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	362	311
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	890	782
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	346	352
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.171%, SOFR90A + 0.442%, 10/27/2036 (B)	282	277
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.151%, SOFR90A + 0.422%, 01/25/2037 (B)	444	438
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.101%, SOFR90A + 0.372%, 10/25/2033 (B)	1,674	1,643
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.714%, SOFR90A + 0.362%, 03/23/2037 (B)	1,347	1,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.334%, 12/24/2035 (B)	$1,331	$1,309
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.794%, SOFR90A + 0.442%, 03/22/2032 (B)	228	217
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.025%, SOFR30A + 0.964%, 07/27/2037 (B)(D)	913	909
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.068%, SOFR30A + 1.064%, 11/25/2048 (B)(D)	1,928	1,911
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	544	498
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	379	344
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	731	656
Neuberger Berman CLO XX, Ser 2021-20A, Cl ARR
6.816%, TSFR3M + 1.422%, 07/15/2034 (B)(D)	530	529
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl A1
6.788%, TSFR3M + 1.392%, 10/19/2031 (B)(D)	420	420
Neuberger Berman Loan Advisers CLO 39, Ser 2020-39A, Cl A1
7.027%, TSFR3M + 1.612%, 01/20/2032 (B)(D)	790	790
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	3,245	2,631
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (D)	1,061	963
Octagon 66, Ser 2023-1A, Cl A1R
7.140%, TSFR3M + 1.750%, 11/16/2036 (B)(D)	1,350	1,349
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
1.076%, 07/15/2029 (B)(D)	1,949	1,946
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	610	611
Origen Manufactured Housing Contract Trust, Ser 2006-A, Cl A2
1.738%, 10/15/2037 (B)	411	377

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2022-5A, Cl A
7.416%, TSFR3M + 2.000%, 10/20/2035 (B)(D)	$400	$401
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	1,054	1,026
Rad CLO 22, Ser 2023-22A, Cl A1
7.202%, TSFR3M + 1.830%, 01/20/2037 (B)(D)	1,580	1,584
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.729%, TSFR3M + 1.362%, 08/20/2032 (B)(D)	3,150	3,146
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	561	534
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	856	778
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	440	427
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
7.056%, TSFR3M + 1.662%, 04/15/2031 (B)(D)	249	248
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	234	220
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
5.956%, TSFR3M + 0.572%, 12/15/2038 (B)	751	728
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.813%, SOFR90A + 1.462%, 12/15/2033 (B)(D)	1,355	1,334
SLM Student Loan Trust, Ser 2005-4, Cl A4
0.388%, 07/25/2040 (B)	2,593	2,520
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.375%, 01/25/2041 (B)	1,683	1,626
SLM Student Loan Trust, Ser 2007-7, Cl B
0.965%, 10/27/2070 (B)	1,050	945
SLM Student Loan Trust, Ser 2008-2, Cl B
1.418%, 01/25/2083 (B)	685	636
SLM Student Loan Trust, Ser 2008-3, Cl B
1.418%, 04/26/2083 (B)	685	635
SLM Student Loan Trust, Ser 2008-4, Cl A4
4.010%, SOFR90A + 1.912%, 07/25/2022 (B)	372	372
SLM Student Loan Trust, Ser 2008-4, Cl B
2.065%, 04/25/2073 (B)	685	669
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.915%, 07/25/2023 (B)	60	60

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl B
2.065%, 07/25/2073 (B)	$685	$673
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.315%, 07/25/2023 (B)	2,019	1,992
SLM Student Loan Trust, Ser 2008-6, Cl B
2.065%, 07/26/2083 (B)	685	633
SLM Student Loan Trust, Ser 2008-7, Cl B
2.065%, 07/26/2083 (B)	685	629
SLM Student Loan Trust, Ser 2009-3, Cl A
0.925%, SOFR30A + 0.864%, 01/25/2045 (B)(D)	356	351
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.283%, SOFR90A + 0.931%, 12/17/2068 (B)(D)	706	694
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	100	97
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.184%, 09/15/2034 (B)(D)	90	90
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (D)	110	100
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	925	832
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	1,769	1,605
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	386	342
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	1,126	985
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,074	970
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	555	499
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	743	672
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	116	116
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	78	71
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	641	539

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
South Carolina Student Loan, Ser 2015-A, Cl A
1.675%, TSFR1M + 1.614%, 01/25/2036 (B)	$586	$586
Storm King Park CLO, Ser 2022-1A, Cl A1
7.444%, TSFR3M + 2.050%, 10/15/2035 (B)(D)	250	251
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.725%, TSFR1M + 0.664%, 09/25/2034 (B)	332	314
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
0.385%, 02/25/2037 (B)	1,938	1,861
STWD, Ser 2019-FL1, Cl A
1.499%, TSFR1M + 1.194%, 07/15/2038 (B)(D)	163	160
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (D)	649	532
Symphony CLO 40, Ser 2023-40A, Cl A1
6.984%, TSFR3M + 1.640%, 01/14/2034 (B)(D)	1,530	1,531
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	684	683
Trestles CLO IV, Ser 2021-4A, Cl B1
0.000%, 07/21/2034 (B)(D)(H)	3,445	3,428
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	147	135
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	276	244
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	473	441
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	695	656
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	4,680	4,428
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	2,695	2,525
Venture 41 CLO, Ser 2021-41A, Cl A1N
7.007%, TSFR3M + 1.592%, 01/20/2034 (B)(D)	800	802
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	610	588
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,001	979
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	768	753

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029		$2,664	$2,650
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028		434	433
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029		1,987	2,011
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)		2,530	2,612
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029		1,410	1,448
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.465%, TSFR1M + 0.404%, 07/25/2036 (B)		3,897	3,838
WISE CLO, Ser 2023-2A, Cl A
0.000%, 01/15/2037 (B)(D)(H)		460	460
			175,970

Total Asset-Backed Securities
(Cost $258,773) ($ Thousands)			252,581

SOVEREIGN DEBT — 1.1%

Angolan Government International Bond MTN
9.125%, 11/26/2049		240	196
Argentine Republic Government International Bond
3.500%, 07/09/2041(C)		1,460	496
1.000%, 07/09/2029		203	80
0.750%, 07/09/2030(C)		832	333
Bermuda Government International Bond
5.000%, 07/15/2032(D)		339	336
Brazilian Government International Bond
4.750%, 01/14/2050		740	569
Colombia Government International Bond
5.625%, 02/26/2044		660	554
5.000%, 06/15/2045		830	643
4.125%, 02/22/2042		680	485
3.250%, 04/22/2032		670	532
Export Finance & Insurance
4.625%, 10/26/2027(D)		1,079	1,098
Export-Import Bank of India
3.375%, 08/05/2026(D)(E)		350	336
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	21,001,000	1,356
6.375%, 04/15/2032		45,620,000	2,928
Inter-American Development Bank MTN
7.350%, 10/06/2030		INR417,000	5,118

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government International Bond
4.500%, 01/17/2033	$651	$618
3.875%, 07/03/2050	236	182
3.375%, 01/15/2050	280	198
2.750%, 07/03/2030	470	415
Ivory Coast Government International Bond
6.125%, 06/15/2033	290	266
Kenya Government International Bond
7.250%, 02/28/2028(D)	200	182
6.875%, 06/24/2024	200	194
6.300%, 01/23/2034(D)	960	768
Mexico Government International Bond
6.050%, 01/11/2040	1,466	1,478
4.750%, 03/08/2044	10,080	8,654
3.771%, 05/24/2061	217	147
3.750%, 01/11/2028	390	376
3.500%, 02/12/2034	784	663
3.250%, 04/16/2030	221	200
2.659%, 05/24/2031	4,300	3,635
Nigeria Government International Bond
7.143%, 02/23/2030(D)	240	216
6.500%, 11/28/2027(D)	220	201
Panama Government International Bond
6.853%, 03/28/2054	855	799
Paraguay Government International Bond
5.850%, 08/21/2033(D)	464	471
5.400%, 03/30/2050(D)	342	304
3.849%, 06/28/2033(D)	350	309
Peruvian Government International Bond
5.625%, 11/18/2050(E)	340	354
2.783%, 01/23/2031	300	261
2.780%, 12/01/2060	430	267
Provincia de Buenos Aires Government Bond MTN
6.375%, 09/01/2037(C)(D)	2,885	1,101
6.375%, 09/01/2037(C)	480	184

Total Sovereign Debt
(Cost $41,688) ($ Thousands)		37,503

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
5.370%, 05/21/2024	11,600	11,589
5.300%, 05/22/2024	11,820	11,809
1.250%, 09/30/2031(C)	1,455	1,256
FHLMC MTN
0.000%, 12/14/2029(A)	1,213	950
FNMA
1.900%, 01/25/2036	1,343	1,023
1.520%, 08/21/2035	1,498	1,102
0.000%, 11/15/2030(A)	3,564	2,666

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Interest
0.000%, 01/15/2030(A)	$905	$696
Resolution Funding Principal
0.000%, 04/15/2030(A)	1,165	887

Total U.S. Government Agency Obligations
(Cost $33,863) ($ Thousands)		31,978

LOAN PARTICIPATIONS — 0.7%
Air Canada, Term Loan, 1st Lien
9.139%, 08/11/2028 (B)	415	415
Ali Group
7.470%, 07/30/2029 (B)	407	407
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 05/12/2028 (B)	1,168	1,162
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.970%, 08/17/2028 (B)	554	554
AMWINS Group Inc.
8.220%, 02/19/2028	119	119
APi Group, Term Loan
7.720%, 10/01/2026	309	309
Asurion
9.706%, 08/19/2028 (B)	555	552
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.720%, LIBOR + 3.250%, 12/23/2026 (B)	324	323
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.720%, 07/31/2027 (B)	371	367
Athena Helath Group, Initial Term Loan
8.606%, 02/15/2029 (B)	1,170	1,164
Avolon TLB Borrower 1 LLC
7.708%, 12/01/2027	123	123
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
8.206%, CME Term SOFR + 2.750%, 06/07/2028 (B)	568	568
Caesars Entertainment, Term Loan, 1st Lien
8.706%, 02/06/2030 (B)	70	70
Castlelake Avia
8.396%, 10/22/2026 (B)	393	393
Charter Communications Operating, Term Loan B4, 1st Lien
7.360%, 12/01/2030	614	612
Citaldel Securities LP
7.970%, 07/29/2030	561	562

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Clarios Global, Term Loan, 1st Lien
9.106%, 05/06/2030 (B)	$260	$260
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.356%, CME Term SOFR + 4.000%, 10/16/2026 (B)	1,206	1,193
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 04/09/2027 (B)	784	776
Entain PLC
7.948%, 03/29/2027	116	116
First Eagle Holdings, Term Loan
7.948%, 02/01/2027	250	249
Flutter Financing, Term Loan, 1st Lien
7.698%, 11/10/2030 (B)	980	981
Focus Financial, Term Loan, 1st Lien
8.606%, 06/30/2028	782	783
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 10/01/2027 (B)	1,326	1,286
Garda World Security Corp
9.725%, CME Term SOFR + 4.250%, 10/30/2026 (B)	268	268
GFL Environmental
7.912%, CME Term SOFR + 0.000%, 05/31/2027	32	32
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.538%, LIBOR + 2.000%, 11/15/2027 (B)	598	598
Grifols Worldwide Operations, Term Loan, 1st Lien
7.538%, 11/15/2027	2	2
GTCR W Merger Sub LLC
0.000%, 09/20/2030 (H)(I)	1,330	1,335
Harbor Freight Tools USA, Inc
8.220%, 10/19/2027	634	633
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.860%, 07/03/2028 (B)	502	504
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.860%, 07/03/2028 (B)	125	125
KKR Apple Bidco, LLC, Term Loan, 1st Lien
8.220%, 09/22/2028 (B)	407	406
PCI Gaming Authority, Term B Facility Loan
7.970%, 05/29/2026 (B)	389	390
Peraton Corp., Term B Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 02/01/2028 (B)	893	894

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 03/05/2026 (B)	$916	$914
Project Sky, Term Loan, 1st Lien
9.206%, 10/08/2028 (B)	246	243
Scientific Games/Lights & Wonder
8.465%, 04/14/2029 (B)	889	890
Setanta Aircraft
7.610%, 11/05/2028	1,060	1,063
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
8.395%, 12/11/2026 (B)	1,050	1,048
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.500%, 03/31/2028 (B)	772	764
UFC Holdings, Term Loan, 1st Lien
8.399%, 04/29/2026	822	824
United AirLines, Inc., Class B Term Loan, 1st Lien
9.220%, 04/21/2028 (B)	644	645
VFH Parent, Initial Term Loan
8.456%, 01/13/2029 (B)	393	394
Virgin Media Bristol LLC, N Facility, 1st Lien
7.976%, CME Term SOFR + 2.500%, 01/31/2028 (B)	144	143

Total Loan Participations
(Cost $25,464) ($ Thousands)		25,459

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	635	496
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	529
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	740	525

		1,550

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,040	1,162

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	$728	$891

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	461
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	746
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	610	511
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	325	335
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	414
5.289%, 03/15/2033	850	867

		3,334

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	411

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	197
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	780

		977

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	304

Total Municipal Bonds
(Cost $9,740) ($ Thousands)		8,629

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, LP
5.410% **†(J)	16,513,322	$16,555

Total Affiliated Partnership
(Cost $16,504) ($ Thousands)		16,555

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	53,653,814	53,654

Total Cash Equivalent
(Cost $53,654) ($ Thousands)		53,654

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $559) ($ Thousands)		274

Total Investments in Securities — 108.0%
(Cost $3,888,179) ($ Thousands)		$3,751,350

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,034) ($ Thousands)		$(486)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
April 2024, 3 Month SOFR OPT Apr24P 94.75	172	$40,742	$94.75	4/20/2024	$9
December 2024, 3 Month SOFR OPT Apr24P 96	102	24,480	96.00	12/21/2024	99
February 2024, U.S. 10 Year Future Option	187	20,851	111.50	1/20/2024	70
December 2023, U.S. 10 Year Future Option	369	41,328	112.00	1/20/2024	–
December 2023, U.S. 5 Year Future Option	369	39,944	108.25	1/20/2024	3
February 2024, U.S. 5 Year Future Option	186	20,042	107.75	1/20/2024	45

		187,387			226

Call Options
USD Call/CAD Put	6,150,000	$8,438	1.37	3/16/2024	$9
USD Call/CHF Put	4,686,991	3,996	0.85	3/16/2024	29
USD Call/EUR Put	6,280,000	6,666	1.06	2/17/2024	7
USD Call/EUR Put	3,326,588	3,519	1.06	2/17/2024	2
USD Call/EUR Put	4,169,247	4,398	1.06	2/17/2024	1

		27,017			48

Total Purchased Options		$214,404			$274
WRITTEN OPTIONS — 0.0%
Put Options
December 2024, 3 Month SOFR OPT Dec24p 95.5	(102)	$(24,353)	95.50	12/21/2024	$(51)
June 2024, 3 Month SOFR OPT Jun24P 97.5	(541)	(127,811)	94.50	06/22/2024	(30)
February 2024, U.S. 10 Year Future Option	(187)	(20,570)	110.00	01/20/2024	(21)
March 2024, U.S. 10 Year Future Option	(306)	(33,048)	108.00	02/17/2024	(38)
December 2023, U.S. 10 Year Future Option	(123)	(13,868)	112.75	01/20/2024	–
December 2023, U.S. 10 Year Future Option	(123)	(13,376)	108.75	01/20/2024	(1)
February 2024, U.S. 5 Year Future Option	(186)	(19,856)	106.75	01/20/2024	(13)

		(252,882)			(154)

Call Options
December 2024, 3 Month SOFR OPT Dec24c 97.13	(102)	(24,767)	97.13	12/21/2024	(63)
September 2024, 3 Month SOFR OPT Sep24C 96.88	(118)	(28,578)	96.88	09/21/2024	(48)
September 2024, 3 Month SOFR OPT Sep24C 97	(283)	(68,627)	97.00	09/21/2024	(101)
February 2024, U.S. 10 Year Future Option	(71)	(8,094)	114.00	01/20/2024	(34)
February 2024, U.S. 10 Year Future Option	(187)	(21,505)	115.00	01/20/2024	(50)
February 2024, U.S. 5 Year Future Option	(186)	(20,507)	110.25	01/20/2024	(36)

		(172,078)			(332)

Total Written Options		$(424,960)			$(486)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	202	Mar-2025	$48,480	$48,616	$136
3 Month SOFR	398	Mar-2026	95,624	96,450	826
Euro-Bobl	38	Mar-2024	4,837	5,007	66
Euro-OAT	79	Mar-2024	10,908	11,477	330
U.S. 2-Year Treasury Note	1,715	Mar-2024	349,822	353,142	3,320

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. 5-Year Treasury Note	1,080	Mar-2024	$115,111	$117,475	$2,364
U.S. 10-Year Treasury Note	1,337	Mar-2024	148,029	150,935	2,906
U.S. 10-Year Treasury Note	58	Mar-2024	6,549	6,548	(1)
U.S. Long Treasury Bond	192	Mar-2024	22,390	23,988	1,598
U.S. Ultra Long Treasury Bond	613	Mar-2024	74,534	81,894	7,360
Ultra 10-Year U.S. Treasury Note	9	Mar-2024	1,014	1,062	48
			877,298	896,594	18,953
Short Contracts
Euro-Bund	(78)	Mar-2024	$(11,270)	$(11,823)	$(328)
Euro-Buxl	(4)	Mar-2024	(567)	(626)	(47)
U.S. 2-Year Treasury Note	(189)	Mar-2024	(38,512)	(38,918)	(406)
U.S. 5-Year Treasury Note	(1,729)	Mar-2024	(185,609)	(188,070)	(2,461)
U.S. Long Treasury Bond	(146)	Mar-2024	(16,921)	(18,241)	(1,320)
Ultra 10-Year U.S. Treasury Note	(394)	Mar-2024	(44,500)	(46,498)	(1,998)
			(297,379)	(304,176)	(6,560)
			$579,919	$592,418	$12,393

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/19/24	USD	3,816	EUR	3,599	$163
BNP Paribas	01/19/24	GBP	3,904	USD	4,771	(205)
BNP Paribas	01/19/24	USD	6,700	AUD	10,529	488
Citigroup	01/19/24	CNH	60,232	USD	8,295	(177)
Citigroup	01/19/24	IDR	759,546	USD	48	(1)
Goldman Sachs	01/19/24	USD	8,451	CAD	11,511	281
Morgan Stanley	01/19/24	EUR	4,040	NOK	46,790	144
Morgan Stanley	01/19/24	USD	16,299	JPY	2,401,276	788
						$1,481

A list of the open OTC swap agreements held by the Fund at December 31, 2023, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Citibank	10.2375%	BRL-CDI	Annually	01/02/2029	BRL	70,430	$66	$–	$66

A list of open centrally cleared swap agreements held by the Fund at December 31, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
FIXED 3.52%	SOFRRATE	Annually	12/20/2053	USD	7,131	$(305)	$–	$(305)
3.15%	USD-SOFR-OIS COMPOUND	Annually	05/15/2048	USD	15,462	615	683	(68)
1.52% FIXED	USD-SOFR-COMPOUND 2/15/47	Annually	02/15/2047	USD	5,559	1,671	(59)	1,730
3.05% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	10,834	610	497	113
0.026% FIXED	USD-SOFR-OIS-COMPOUND	Annually	02/15/2048	USD	9,739	1,265	914	351
3.95%	USD-SOFR-OIS COMPOUND	Annually	05/31/2028	USD	7,414	113	20	93
						$3,969	$2,055	$1,914

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Core Fixed Income Fund (Concluded)

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4112	5.00%	Quarterly	12/20/2028	$8,961	$(520)	$(61)	$(459)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.4112	1.00%	Quarterly	12/20/2028	$127,395	$2,478	$1,577	$901

Percentages are based on Net Assets of $3,474,980 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $462,790 ($ Thousands), representing 13.3% of the Net Assets of the Fund.

(E)	Certain securities or partial positions of certain securities are on loan at December 31, 2023.
(F)	Perpetual security with no stated maturity date.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	No interest rate available.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $16,555 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$53,339	$113,655	$(150,424)	$5	$(20)	$16,555	$78	$—
SEI Daily Income Trust, Government Fund, Institutional Class	241,390	609,365	(797,101)	—	—	53,654	1,174	—
Totals	$294,729	$723,020	$(947,525)	$5	$(20)	$70,209	$1,252	$—

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 78.4%
Communication Services — 9.2%
Altice France
8.125%, 02/01/2027 (A)	$380	$350
5.500%, 01/15/2028 (A)	340	280
5.500%, 10/15/2029 (A)	1,807	1,417
5.125%, 07/15/2029 (A)	396	308
Altice France Holding
10.500%, 05/15/2027 (A)	8,674	5,617
6.000%, 02/15/2028 (A)	811	390
ANGI Group
3.875%, 08/15/2028 (A)	2,622	2,214
Audacy Capital
6.750%, 03/31/2029 (A)(B)	3,784	57
6.500%, 05/01/2027 (A)(B)	1,717	30
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	4,200	2,772
Belo
7.250%, 09/15/2027	250	251
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	569	530
CCO Holdings
5.375%, 06/01/2029 (A)	1,498	1,412
5.125%, 05/01/2027 (A)	8,375	8,091
5.000%, 02/01/2028 (A)	2,572	2,461
4.750%, 03/01/2030 (A)	1,515	1,384
4.750%, 02/01/2032 (A)	62	55
4.500%, 08/15/2030 (A)	5,065	4,566
4.500%, 05/01/2032	2,700	2,312
4.250%, 02/01/2031 (A)	4,134	3,613
4.250%, 01/15/2034 (A)	610	496
Cinemark USA
8.750%, 05/01/2025 (A)	96	96
5.250%, 07/15/2028 (A)	135	124
Clear Channel Outdoor Holdings Inc
9.000%, 09/15/2028 (A)	115	120
7.750%, 04/15/2028 (A)	290	250
7.500%, 06/01/2029 (A)	529	440
5.125%, 08/15/2027 (A)	2,117	2,021
Consolidated Communications
6.500%, 10/01/2028 (A)	2,155	1,864
DISH DBS
7.750%, 07/01/2026	4,515	3,145
7.375%, 07/01/2028	3,722	2,225
5.875%, 11/15/2024	3,713	3,482
5.750%, 12/01/2028 (A)	1,035	826
5.250%, 12/01/2026 (A)	1,945	1,666
5.125%, 06/01/2029	1,085	559
Front Range BidCo
4.000%, 03/01/2027 (A)	6,235	4,999
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	206	212
6.750%, 05/01/2029 (A)	896	801

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2030 (A)	$93	$79
5.875%, 10/15/2027 (A)	2,905	2,807
5.875%, 11/01/2029	102	86
5.000%, 05/01/2028 (A)	680	629
Gannett Holdings
6.000%, 11/01/2026 (A)	138	122
Gray Escrow II
5.375%, 11/15/2031 (A)	3,789	2,859
Gray Television
7.000%, 05/15/2027 (A)	375	356
4.750%, 10/15/2030 (A)	4,223	3,179
Hughes Satellite Systems
6.625%, 08/01/2026	845	666
5.250%, 08/01/2026	562	495
iHeartCommunications
8.375%, 05/01/2027	580	377
6.375%, 05/01/2026	2,253	1,921
5.250%, 08/15/2027 (A)	295	234
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,447	1,378
Intelsat Jackson Holdings (Escrow Security)
9.750%, 07/15/2025 (A)(C)	2,202	–
8.500%, 12/31/2049 (A)(C)	1,695	–
5.500%, 08/01/2023 (C)	268	–
Level 3 Financing
10.500%, 05/15/2030 (A)	1,534	1,487
4.625%, 09/15/2027 (A)	2,105	1,263
4.250%, 07/01/2028 (A)	1,618	801
3.875%, 11/15/2029 (A)	400	334
3.750%, 07/15/2029 (A)	1,425	606
3.625%, 01/15/2029 (A)	2,390	1,004
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,001	1,019
5.625%, 03/15/2026 (A)	309	306
4.875%, 11/01/2024 (A)	1,832	1,815
4.750%, 10/15/2027 (A)	750	719
3.750%, 01/15/2028 (A)	450	420
Lumen Technologies
5.625%, 04/01/2025	274	225
5.375%, 06/15/2029 (A)	263	81
5.125%, 12/15/2026 (A)	1,176	788
4.500%, 01/15/2029 (A)	110	33
4.000%, 02/15/2027 (A)	3,060	1,975
News
5.125%, 02/15/2032 (A)	140	133
3.875%, 05/15/2029 (A)	199	183
Nexstar Media
5.625%, 07/15/2027 (A)	1,005	972
4.750%, 11/01/2028 (A)	2,649	2,441
Sable International Finance
5.750%, 09/07/2027 (A)	854	807

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps Escrow
5.875%, 07/15/2027 (A)	$1,617	$1,437
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,278	2,015
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	192
4.125%, 12/01/2030 (A)	100	70
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,034	1,000
5.000%, 08/01/2027 (A)	1,655	1,599
4.125%, 07/01/2030 (A)	85	76
4.000%, 07/15/2028 (A)	597	552
3.125%, 09/01/2026 (A)	1,501	1,410
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,645	1,534
Stagwell Global
5.625%, 08/15/2029 (A)	353	325
TEGNA
4.750%, 03/15/2026 (A)	1,771	1,723
4.625%, 03/15/2028	2,040	1,905
Telesat Canada
6.500%, 10/15/2027 (A)	1,482	692
5.625%, 12/06/2026 (A)	3,424	2,100
United States Cellular
6.700%, 12/15/2033	420	428
Urban One
7.375%, 02/01/2028 (A)	3,335	2,835
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,610	2,279
VTR Comunicaciones
5.125%, 01/15/2028 (A)	1,355	677
4.375%, 04/15/2029 (A)	430	215
Windstream Escrow
7.750%, 08/15/2028 (A)	4,870	4,265

		121,365

Consumer Discretionary — 17.6%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,360	1,299
3.875%, 01/15/2028 (A)	2,807	2,652
Academy
6.000%, 11/15/2027 (A)	1,310	1,287
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	257	272
7.000%, 04/15/2028 (A)	17	18
4.875%, 08/15/2026 (A)	2,395	2,342
ADT Security
4.875%, 07/15/2032 (A)	828	766
4.125%, 08/01/2029 (A)	276	254
Advance Auto Parts
5.900%, 03/09/2026	1,143	1,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Altice Financing
5.750%, 08/15/2029 (A)	$2,214	$1,965
5.000%, 01/15/2028 (A)	3,557	3,224
American Axle & Manufacturing
6.875%, 07/01/2028	488	480
6.500%, 04/01/2027	305	306
6.250%, 03/15/2026	60	59
5.000%, 10/01/2029	112	99
Aramark Services
5.000%, 02/01/2028 (A)	282	274
Asbury Automotive Group
4.625%, 11/15/2029 (A)	996	922
4.500%, 03/01/2028	1,661	1,577
Ashton Woods USA
6.625%, 01/15/2028 (A)	2,072	2,011
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	2,223	2,245
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	377
7.500%, 06/15/2029	271	282
6.875%, 11/01/2035	964	976
6.750%, 07/01/2036	2,225	2,239
6.625%, 10/01/2030 (A)	2,155	2,203
5.250%, 02/01/2028	1,719	1,700
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	135	120
4.875%, 02/15/2030 (A)	1,800	1,583
Caesars Entertainment
8.125%, 07/01/2027 (A)	1,420	1,456
7.000%, 02/15/2030 (A)	5,060	5,189
6.250%, 07/01/2025 (A)	2,432	2,438
4.625%, 10/15/2029 (A)	1,781	1,606
Carnival
10.500%, 06/01/2030 (A)	3,131	3,425
9.875%, 08/01/2027 (A)	20	21
7.625%, 03/01/2026 (A)	2,959	3,012
7.000%, 08/15/2029 (A)	102	106
6.000%, 05/01/2029 (A)	4,934	4,748
5.750%, 03/01/2027 (A)	3,223	3,144
4.000%, 08/01/2028 (A)	1,403	1,304
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	754	821
Carvana, Strike Price Fixed
12.000% cash/0% PIK, 12/01/2028 (A)	891	756
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	514	509
Cedar Fair
5.375%, 04/15/2027	140	137
5.250%, 07/15/2029	295	278

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarios Global
8.500%, 05/15/2027 (A)	$4,075	$4,089
6.750%, 05/15/2025 (A)	576	581
6.750%, 05/15/2028 (A)	198	202
6.250%, 05/15/2026 (A)	486	487
CMG Media
8.875%, 12/15/2027 (A)	4,100	3,252
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,543	1,667
5.625% cash/0% PIK, 05/15/2027 (A)	970	728
CSC Holdings
11.250%, 05/15/2028 (A)	2,079	2,142
6.500%, 02/01/2029 (A)	2,700	2,383
5.750%, 01/15/2030 (A)	5,574	3,470
5.250%, 06/01/2024	1,573	1,540
4.625%, 12/01/2030 (A)	1,370	825
4.500%, 11/15/2031 (A)	299	226
3.375%, 02/15/2031 (A)	463	338
Dana
5.625%, 06/15/2028	320	315
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	7,944	397
5.375%, 08/15/2026 (A)(B)	6,027	302
DirecTV Financing
5.875%, 08/15/2027 (A)	2,771	2,604
DISH Network
11.750%, 11/15/2027 (A)	7,051	7,360
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	2,401	2,165
eG Global Finance
12.000%, 11/30/2028 (A)	1,745	1,858
Empire Resorts
7.750%, 11/01/2026 (A)	3,920	3,381
EquipmentShare.com
9.000%, 05/15/2028 (A)	392	403
Fertitta Entertainment
6.750%, 01/15/2030 (A)	1,431	1,256
4.625%, 01/15/2029 (A)	1,408	1,278
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)	3,108	–
Ford Motor Credit
7.350%, 03/06/2030	450	483
7.200%, 06/10/2030	200	213
6.950%, 03/06/2026	200	205
6.950%, 06/10/2026	200	205
6.800%, 05/12/2028	2,109	2,203
5.125%, 06/16/2025	880	869
5.113%, 05/03/2029	1,165	1,133
4.687%, 06/09/2025	655	643
4.542%, 08/01/2026	730	707
4.271%, 01/09/2027	635	609

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.134%, 08/04/2025	$250	$243
4.125%, 08/17/2027	1,219	1,154
4.063%, 11/01/2024	1,594	1,566
4.000%, 11/13/2030	1,177	1,056
3.815%, 11/02/2027	525	490
3.810%, 01/09/2024	43	43
3.375%, 11/13/2025	1,200	1,148
2.900%, 02/10/2029	965	845
2.700%, 08/10/2026	200	185
Ford Motor Credit MTN
4.389%, 01/08/2026	715	695
GCI
4.750%, 10/15/2028 (A)	599	550
Goodyear Tire & Rubber
5.250%, 04/30/2031	122	112
5.250%, 07/15/2031	304	276
5.000%, 07/15/2029	322	304
GrubHub Holdings
5.500%, 07/01/2027 (A)	1,600	1,345
Hanesbrands
9.000%, 02/15/2031 (A)	87	85
4.875%, 05/15/2026 (A)	1,426	1,376
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	246
4.875%, 01/15/2030	50	49
4.000%, 05/01/2031 (A)	4,485	4,108
3.750%, 05/01/2029 (A)	2,409	2,233
Hilton Worldwide Finance
4.875%, 04/01/2027	175	172
International Game Technology
5.250%, 01/15/2029 (A)	2,185	2,139
4.125%, 04/15/2026 (A)	1,716	1,668
Jacobs Entertainment
6.750%, 02/15/2029 (A)	2,270	2,134
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	1,900	1,852
LBM Acquisition
6.250%, 01/15/2029 (A)	2,433	2,173
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,894	1,759
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,015	994
LGI Homes
8.750%, 12/15/2028 (A)	1,840	1,957
Liberty Interactive
8.250%, 02/01/2030	5,090	2,159
Life Time
5.750%, 01/15/2026 (A)	1,365	1,355
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	1,431	1,071
Lithia Motors
4.375%, 01/15/2031 (A)	1,041	946

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 06/01/2029 (A)	$341	$308
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	2,315	1,994
Match Group Holdings II
5.000%, 12/15/2027 (A)	350	342
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,565	2,473
MGM Resorts International
6.750%, 05/01/2025	320	321
5.750%, 06/15/2025	674	671
4.750%, 10/15/2028	2,891	2,755
Michaels
7.875%, 05/01/2029 (A)	2,240	1,410
Midcontinent Communications
5.375%, 08/15/2027 (A)	472	460
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,141
Monitronics International
9.125%, 04/01/2020 (C)	3,385	–
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (C)	5,936	–
NCL
8.375%, 02/01/2028 (A)	61	64
8.125%, 01/15/2029 (A)	965	1,008
5.875%, 03/15/2026 (A)	1,135	1,109
5.875%, 02/15/2027 (A)	1,544	1,531
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	251
Newell Brands
6.625%, 09/15/2029	70	70
6.375%, 09/15/2027	200	199
6.375%, 04/01/2036	70	64
5.200%, 04/01/2026	410	404
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	2,340	1,193
PetSmart
7.750%, 02/15/2029 (A)	1,085	1,055
4.750%, 02/15/2028 (A)	1,335	1,259
PM General Purchaser
9.500%, 10/01/2028 (A)	348	353
QVC
4.850%, 04/01/2024	1,415	1,400
4.750%, 02/15/2027	1,925	1,524
4.450%, 02/15/2025	285	268
4.375%, 09/01/2028	873	630
Radiate Holdco
6.500%, 09/15/2028 (A)	540	265
4.500%, 09/15/2026 (A)	3,765	2,871
Raptor Acquisition
4.875%, 11/01/2026 (A)	233	222
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	361	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	$3,481	$3,788
9.250%, 01/15/2029 (A)	225	242
8.250%, 01/15/2029 (A)	225	239
7.250%, 01/15/2030 (A)	165	172
5.500%, 08/31/2026 (A)	1,431	1,417
Service International
7.500%, 04/01/2027	640	666
4.000%, 05/15/2031	14	12
Shea Homes
4.750%, 04/01/2029	825	759
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	82
8.500% cash/0% PIK, 10/01/2027 (A)	528	378
Six Flags Entertainment
7.250%, 05/15/2031 (A)	2,376	2,383
5.500%, 04/15/2027 (A)	90	88
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	82	82
Sonic Automotive
4.625%, 11/15/2029 (A)	244	222
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,628	2,577
SRS Distribution
6.125%, 07/01/2029 (A)	1,040	986
6.000%, 12/01/2029 (A)	1,034	964
4.625%, 07/01/2028 (A)	332	315
Staples
10.750%, 04/15/2027 (A)	2,058	1,499
7.500%, 04/15/2026 (A)	3,252	3,026
Station Casinos
4.500%, 02/15/2028 (A)	2,006	1,891
StoneMor
8.500%, 05/15/2029 (A)	2,410	1,892
Studio City Finance
5.000%, 01/15/2029 (A)	60	50
Superior Plus
4.500%, 03/15/2029 (A)	202	187
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,200	2,057
Tempur Sealy International
4.000%, 04/15/2029 (A)	530	479
3.875%, 10/15/2031 (A)	1,351	1,142
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,190
Univision Communications
8.000%, 08/15/2028 (A)	352	363
7.375%, 06/30/2030 (A)	216	215
6.625%, 06/01/2027 (A)	5	5
4.500%, 05/01/2029 (A)	915	817
Vail Resorts
6.250%, 05/15/2025 (A)	701	698

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Victoria's Secret
4.625%, 07/15/2029 (A)	$3,693	$3,085
Viking Cruises
9.125%, 07/15/2031 (A)	195	208
5.875%, 09/15/2027 (A)	2,030	1,959
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	435
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	170	164
4.500%, 08/15/2030 (A)	480	428
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,212	2,078
Vista Outdoor
4.500%, 03/15/2029 (A)	408	398
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,485	1,268
White Capital Buyer
6.875%, 10/15/2028 (A)	105	102
White Capital Parent
8.250% cash/0% PIK, 03/15/2026 (A)	1,765	1,757
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,562	2,011
WW International
4.500%, 04/15/2029 (A)	1,335	875
Wynn Las Vegas
5.500%, 03/01/2025 (A)	730	726
5.250%, 05/15/2027 (A)	790	769
Wynn Macau
5.125%, 12/15/2029 (A)	290	258
Wynn Resorts Finance
5.125%, 10/01/2029 (A)	384	362
Yum! Brands
6.875%, 11/15/2037	1,065	1,170
5.375%, 04/01/2032	95	93
3.625%, 03/15/2031	3,220	2,904
Ziggo Bond BV
6.000%, 01/15/2027 (A)	363	353

		230,840

Consumer Staples — 2.7%
Albertsons
6.500%, 02/15/2028 (A)	595	602
5.875%, 02/15/2028 (A)	125	125
4.875%, 02/15/2030 (A)	2,090	2,001
4.625%, 01/15/2027 (A)	1,620	1,575
3.500%, 03/15/2029 (A)	453	411
3.250%, 03/15/2026 (A)	196	185
Central Garden & Pet
5.125%, 02/01/2028	350	340
4.125%, 10/15/2030	242	220
4.125%, 04/30/2031 (A)	168	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chobani
4.625%, 11/15/2028 (A)	$514	$481
Coty
6.625%, 07/15/2030 (A)	511	525
5.000%, 04/15/2026 (A)	820	807
4.750%, 01/15/2029 (A)	1,875	1,788
Edgewell Personal Care
5.500%, 06/01/2028 (A)	310	304
4.125%, 04/01/2029 (A)	192	175
Energizer Holdings
6.500%, 12/31/2027 (A)	133	133
4.750%, 06/15/2028 (A)	474	438
4.375%, 03/31/2029 (A)	627	562
High Ridge Brands Co. (Escrow Security)
8.875%, 03/15/2025 (A)	445	–
HLF Financing Sarl
4.875%, 06/01/2029 (A)	2,345	1,841
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,430	1,318
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,573	3,427
New Albertsons
8.700%, 05/01/2030	955	1,034
8.000%, 05/01/2031	910	980
Performance Food Group
6.875%, 05/01/2025 (A)	50	50
5.500%, 10/15/2027 (A)	360	355
4.250%, 08/01/2029 (A)	465	426
Post Holdings
5.750%, 03/01/2027 (A)	15	15
5.625%, 01/15/2028 (A)	2,449	2,427
5.500%, 12/15/2029 (A)	2,577	2,483
4.625%, 04/15/2030 (A)	83	76
Rite Aid
8.000%, 11/15/2026 (A)(B)	3,047	2,137
7.500%, 07/01/2025 (A)(B)	846	599
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,082	2,774
Spectrum Brands
5.000%, 10/01/2029 (A)	100	95
3.875%, 03/15/2031 (A)	93	85
Triton Water Holdings
6.250%, 04/01/2029 (A)	3,049	2,657
US Foods
6.875%, 09/15/2028 (A)	1,796	1,849
4.625%, 06/01/2030 (A)	230	214

		35,663

Energy — 10.1%
Aethon United BR
8.250%, 02/15/2026 (A)	1,216	1,222

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Antero Midstream Partners
7.875%, 05/15/2026 (A)	$323	$331
5.750%, 03/01/2027 (A)	50	49
5.750%, 01/15/2028 (A)	295	292
5.375%, 06/15/2029 (A)	1,921	1,847
Antero Resources
8.375%, 07/15/2026 (A)	260	268
7.625%, 02/01/2029 (A)	742	761
5.375%, 03/01/2030 (A)	804	771
Apache
5.100%, 09/01/2040	2,111	1,809
Archrock Partners
6.875%, 04/01/2027 (A)	275	276
6.250%, 04/01/2028 (A)	1,462	1,440
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	1,623	1,633
7.000%, 11/01/2026 (A)	1,296	1,304
5.875%, 06/30/2029 (A)	1,250	1,163
Baytex Energy
8.750%, 04/01/2027 (A)	325	336
8.500%, 04/30/2030 (A)	315	326
Blue Racer Midstream
7.625%, 12/15/2025 (A)	2,871	2,908
Borr IHC
10.000%, 11/15/2028 (A)	1,265	1,316
Buckeye Partners
4.500%, 03/01/2028 (A)	400	377
4.125%, 03/01/2025 (A)	230	223
4.125%, 12/01/2027	135	128
California Resources
7.125%, 02/01/2026 (A)	374	379
Callon Petroleum
8.000%, 08/01/2028 (A)	225	230
7.500%, 06/15/2030 (A)	1,194	1,204
Cheniere Energy Partners
4.000%, 03/01/2031	389	354
3.250%, 01/31/2032	260	221
Chesapeake Energy Corp
7.500%, 10/01/2026 (C)	2,515	44
7.000%, 10/01/2024 (C)	1,135	21
6.750%, 04/15/2029 (A)	2,585	2,609
Chord Energy Corp
6.375%, 06/01/2026 (A)	274	274
CITGO Petroleum
6.375%, 06/15/2026 (A)	2,025	2,018
Civitas Resources
8.750%, 07/01/2031 (A)	1,959	2,085
8.625%, 11/01/2030 (A)	889	943
8.375%, 07/01/2028 (A)	314	328
Comstock Resources
6.750%, 03/01/2029 (A)	5,523	5,051
5.875%, 01/15/2030 (A)	220	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crescent Energy Finance
9.250%, 02/15/2028 (A)	$894	$928
7.250%, 05/01/2026 (A)	815	820
Crestwood Midstream Partners
6.000%, 02/01/2029 (A)	790	797
CVR Energy
8.500%, 01/15/2029 (A)	2,080	2,070
Delek Logistics Partners
6.750%, 05/15/2025	520	516
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	228	233
DT Midstream
4.375%, 06/15/2031 (A)	103	93
4.125%, 06/15/2029 (A)	205	188
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	2,521	2,483
Energy Transfer
8.000%, 04/01/2029 (A)	698	726
7.375%, 02/01/2031 (A)	97	102
6.625%, US0003M + 4.155%(F)(G)	855	714
5.500%, 06/01/2027	1,564	1,578
EnLink Midstream
6.500%, 09/01/2030 (A)	1,713	1,749
5.375%, 06/01/2029	2,996	2,931
EnLink Midstream Partners
5.600%, 04/01/2044	955	831
Enviva Partners
6.500%, 01/15/2026 (A)	2,052	1,011
EQM Midstream Partners
7.500%, 06/01/2027 (A)	2,174	2,240
7.500%, 06/01/2030 (A)	134	144
6.500%, 07/01/2027 (A)	712	725
6.500%, 07/15/2048	2,443	2,503
6.000%, 07/01/2025 (A)	67	67
4.750%, 01/15/2031 (A)	1,104	1,028
4.500%, 01/15/2029 (A)	1,629	1,539
Genesis Energy
8.875%, 04/15/2030	357	369
8.250%, 01/15/2029	68	70
8.000%, 01/15/2027	762	775
7.750%, 02/01/2028	1,508	1,513
Greenfire Resources
12.000%, 10/01/2028 (A)	1,290	1,281
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	525	531
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (C)	183	–
6.375%, 01/15/2026	585	1
6.000%, 10/15/2024	215	1
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,000	994

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hess Midstream Operations
5.625%, 02/15/2026 (A)	$330	$328
4.250%, 02/15/2030 (A)	607	558
HF Sinclair
6.375%, 04/15/2027 (A)	160	161
Hilcorp Energy I
6.250%, 11/01/2028 (A)	10	10
6.250%, 04/15/2032 (A)	85	82
6.000%, 04/15/2030 (A)	101	98
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	210	220
6.750%, 01/15/2027 (A)	2,095	2,072
ITT Holdings
6.500%, 08/01/2029 (A)	2,505	2,216
Kinetik Holdings
6.625%, 12/15/2028 (A)	2,260	2,303
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	864	888
7.500%, 01/15/2026 (A)	2,026	2,022
Nabors Industries
7.250%, 01/15/2026 (A)	93	89
5.750%, 02/01/2025	325	325
New Fortress Energy
6.500%, 09/30/2026 (A)	2,865	2,752
NGL Energy Operating
7.500%, 02/01/2026 (A)	2,010	2,030
NGL Energy Partners
6.125%, 03/01/2025	888	882
Northern Oil and Gas
8.750%, 06/15/2031 (A)	565	588
8.125%, 03/01/2028 (A)	1,084	1,098
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	1,240	1,202
NuStar Logistics
6.375%, 10/01/2030	129	129
6.000%, 06/01/2026	255	255
5.750%, 10/01/2025	114	113
5.625%, 04/28/2027	115	115
PBF Holding
7.875%, 09/15/2030 (A)	2,215	2,256
Permian Resources Operating
9.875%, 07/15/2031 (A)	10	11
8.000%, 04/15/2027 (A)	1,440	1,493
7.000%, 01/15/2032 (A)	1,862	1,921
6.875%, 04/01/2027 (A)	150	150
Precision Drilling
7.125%, 01/15/2026 (A)	310	308
6.875%, 01/15/2029 (A)	61	59
Range Resources
8.250%, 01/15/2029	407	421
4.875%, 05/15/2025	285	282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rockcliff Energy II
5.500%, 10/15/2029 (A)	$2,497	$2,360
Rockies Express Pipeline
4.800%, 05/15/2030 (A)	1,428	1,307
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (C)	1,869	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	1,305	1,277
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	2,015	2,088
SM Energy
6.625%, 01/15/2027	73	73
6.500%, 07/15/2028	113	113
5.625%, 06/01/2025	295	291
Southwestern Energy
5.375%, 02/01/2029	32	31
5.375%, 03/15/2030	289	282
4.750%, 02/01/2032	63	59
Strathcona Resources
6.875%, 08/01/2026 (A)	1,305	1,246
Summit Midstream Holdings
12.000%, 10/15/2026 (A)	1,624	1,567
9.000%, 10/15/2026 (A)(H)	140	139
Sunoco
5.875%, 03/15/2028	1,865	1,863
4.500%, 05/15/2029	1,248	1,159
4.500%, 04/30/2030	1,347	1,247
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	386	388
6.000%, 03/01/2027 (A)	270	264
6.000%, 12/31/2030 (A)	4,125	3,834
6.000%, 09/01/2031 (A)	722	668
5.500%, 01/15/2028 (A)	70	66
Targa Resources Partners
6.875%, 01/15/2029	192	198
6.500%, 07/15/2027	523	530
4.875%, 02/01/2031	250	243
4.000%, 01/15/2032	167	153
TerraForm Power Operating
5.000%, 01/31/2028 (A)	3,107	3,018
4.750%, 01/15/2030 (A)	375	349
Transocean
11.500%, 01/30/2027 (A)	417	436
8.750%, 02/15/2030 (A)	83	86
7.250%, 11/01/2025 (A)	3,080	3,034
6.800%, 03/15/2038	1,927	1,544
Transocean Titan Financing
8.375%, 02/01/2028 (A)	58	60
Valaris
8.375%, 04/30/2030 (A)	124	127
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	1,205	1,062

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 08/15/2029 (A)	$255	$231
3.875%, 11/01/2033 (A)	1,365	1,157
Venture Global LNG
9.875%, 02/01/2032 (A)	135	140
9.500%, 02/01/2029 (A)	135	143
8.125%, 06/01/2028 (A)	1,486	1,501
Vital Energy
10.125%, 01/15/2028	153	157
9.750%, 10/15/2030	90	94
Weatherford International
8.625%, 04/30/2030 (A)	1,657	1,730
Western Midstream Operating
5.250%, 02/01/2050	2,572	2,306

		132,341

Financials — 7.2%
Acrisure
10.125%, 08/01/2026 (A)	1,211	1,265
7.000%, 11/15/2025 (A)	854	852
4.250%, 02/15/2029 (A)	354	320
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,201
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	1,830	1,930
Ally Financial
4.750%, 06/09/2027	1,401	1,352
Aretec Group
10.000%, 08/15/2030 (A)	1,637	1,740
AssuredPartners
5.625%, 01/15/2029 (A)	2,025	1,890
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,248	2,036
Block
3.500%, 06/01/2031	296	263
2.750%, 06/01/2026	135	127
Blue Owl Capital
3.400%, 07/15/2026	1,587	1,475
BroadStreet Partners
5.875%, 04/15/2029 (A)	1,985	1,853
Brookfield Property REIT
4.500%, 04/01/2027 (A)	4,909	4,418
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	854	756
Coinbase Global
3.375%, 10/01/2028 (A)	1,418	1,197
Comerica Bank
2.500%, 07/23/2024	854	836
CPI CG
8.625%, 03/15/2026 (A)	1,718	1,658
Credit Acceptance
9.250%, 12/15/2028 (A)	1,660	1,770

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Finance of America Funding
7.875%, 11/15/2025 (A)	$4,607	$3,697
FirstCash
5.625%, 01/01/2030 (A)	2,135	2,045
Freedom Mortgage
12.000%, 10/01/2028 (A)	575	628
7.625%, 05/01/2026 (A)	735	725
6.625%, 01/15/2027 (A)	355	339
Global Atlantic Finance
7.950%, 06/15/2033 (A)	889	985
GTCR W-2 Merger Sub
7.500%, 01/15/2031 (A)	2,036	2,152
HAT Holdings I
6.000%, 04/15/2025 (A)	957	954
3.750%, 09/15/2030 (A)	910	767
3.375%, 06/15/2026 (A)	577	542
JPMorgan Chase
5.000%, TSFR3M + 3.380%(F)(G)	856	840
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	647	638
4.750%, 06/15/2029 (A)	2,165	1,952
4.250%, 02/01/2027 (A)	2,653	2,500
LD Holdings Group
6.500%, 11/01/2025 (A)	465	431
6.125%, 04/01/2028 (A)	2,129	1,815
LPL Holdings
4.625%, 11/15/2027 (A)	1,568	1,515
4.375%, 05/15/2031 (A)	1,267	1,147
4.000%, 03/15/2029 (A)	130	120
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,635	2,465
5.625%, 01/15/2030 (A)	1,656	1,470
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	414	336
5.500%, 09/01/2028 (A)	271	243
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	60	59
5.750%, 11/15/2031 (A)	270	252
5.500%, 08/15/2028 (A)	2,341	2,251
5.125%, 12/15/2030 (A)	138	125
5.000%, 02/01/2026 (A)	853	834
Navient
9.375%, 07/25/2030	1,420	1,488
5.500%, 03/15/2029	730	673
NFP
6.875%, 08/15/2028 (A)	1,983	2,016
OneMain Finance
9.000%, 01/15/2029	404	427
7.875%, 03/15/2030	1,825	1,879
6.625%, 01/15/2028	262	264
5.375%, 11/15/2029	3,215	3,011
4.000%, 09/15/2030	1,399	1,197

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 09/15/2028	$363	$321
3.500%, 01/15/2027	990	916
Osaic Holdings
10.750%, 08/01/2027 (A)	1,780	1,807
PennyMac Financial Services
7.875%, 12/15/2029 (A)	1,494	1,538
5.750%, 09/15/2031 (A)	730	676
5.375%, 10/15/2025 (A)	561	554
4.250%, 02/15/2029 (A)	2,918	2,626
PRA Group
5.000%, 10/01/2029 (A)	1,882	1,553
Rithm Capital
6.250%, 10/15/2025 (A)	1,832	1,803
Rocket Mortgage
4.000%, 10/15/2033 (A)	2,662	2,262
3.625%, 03/01/2029 (A)	1,177	1,065
2.875%, 10/15/2026 (A)	180	166
Sabre GLBL
11.250%, 12/15/2027 (A)	3,115	3,061
Starwood Property Trust
3.625%, 07/15/2026 (A)	1,425	1,350
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	1,225	1,199
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	1,374	1,347
5.500%, 11/15/2025 (A)	1,788	1,777
5.500%, 04/15/2029 (A)	142	134
WeWork US
15.000% cash/0% PIK, 08/15/2027 (A)(B)	1,853	611
11.000% cash/0% PIK, 08/15/2027 (A)(B)	2,325	465

		94,952

Health Care — 7.0%
Acadia Healthcare
5.500%, 07/01/2028 (A)	441	434
5.000%, 04/15/2029 (A)	883	848
AHP Health Partners
5.750%, 07/15/2029 (A)	251	218
Air Methods
8.000%, 05/15/2025 (A)(B)	4,269	59
Akumin
7.000%, 11/01/2025 (A)(B)	3,955	3,204
Akumin Escrow
7.500%, 08/01/2028 (A)(B)	1,230	932
AthenaHealth Group
6.500%, 02/15/2030 (A)	175	159
Avantor Funding
4.625%, 07/15/2028 (A)	549	531
3.875%, 11/01/2029 (A)	2,166	1,967

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bausch & Lomb Escrow
8.375%, 10/01/2028 (A)	$855	$902
Bausch Health
14.000%, 10/15/2030 (A)	536	298
11.000%, 09/30/2028 (A)	1,607	1,168
9.000%, 12/15/2025 (A)	1,785	1,668
6.125%, 02/01/2027 (A)	859	580
5.750%, 08/15/2027 (A)	220	142
5.500%, 11/01/2025 (A)	990	906
5.250%, 01/30/2030 (A)	75	35
5.250%, 02/15/2031 (A)	193	83
5.000%, 01/30/2028 (A)	215	97
5.000%, 02/15/2029 (A)	445	192
4.875%, 06/01/2028 (A)	485	292
Bausch Health Americas
9.250%, 04/01/2026 (A)	390	357
8.500%, 01/31/2027 (A)	444	243
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,633	1,554
4.000%, 03/15/2031 (A)	1,980	1,789
CHS
8.000%, 03/15/2026 (A)	319	318
6.125%, 04/01/2030 (A)	214	139
6.000%, 01/15/2029 (A)	255	229
5.625%, 03/15/2027 (A)	4,059	3,771
5.250%, 05/15/2030 (A)	1,082	905
4.750%, 02/15/2031 (A)	1,671	1,314
DaVita
4.625%, 06/01/2030 (A)	525	458
3.750%, 02/15/2031 (A)	588	483
Embecta
6.750%, 02/15/2030 (A)	1,815	1,579
5.000%, 02/15/2030 (A)	2,110	1,790
Emergent BioSolutions
3.875%, 08/15/2028 (A)	307	124
Encompass Health
4.750%, 02/01/2030	1,516	1,428
4.625%, 04/01/2031	450	414
4.500%, 02/01/2028	430	411
Endo DAC
9.500%, 07/31/2027 (A)(B)	1,406	99
6.000%, 06/30/2028 (A)(B)	1,302	91
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)	1,485	950
Envision Healthcare Corp
8.750%, 10/15/2026 (C)	1,825	12
Global Medical Response
6.500%, 10/01/2025 (A)	4,238	3,357
Grifols
4.750%, 10/15/2028 (A)	1,922	1,743
HCA
3.500%, 09/01/2030	1,065	965

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Heartland Dental
10.500%, 04/30/2028 (A)	$1,565	$1,624
IQVIA
5.000%, 10/15/2026 (A)	805	797
5.000%, 05/15/2027 (A)	2,012	1,975
Legacy LifePoint Health
4.375%, 02/15/2027 (A)	135	125
LifePoint Health
11.000%, 10/15/2030 (A)	1,225	1,290
9.875%, 08/15/2030 (A)	369	373
5.375%, 01/15/2029 (A)	564	417
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	319	344
Medline Borrower
5.250%, 10/01/2029 (A)	1,170	1,103
3.875%, 04/01/2029 (A)	4,624	4,181
Molina Healthcare
4.375%, 06/15/2028 (A)	2,416	2,285
3.875%, 11/15/2030 (A)	2,280	2,049
Option Care Health
4.375%, 10/31/2029 (A)	1,254	1,133
Organon
5.125%, 04/30/2031 (A)	1,403	1,199
4.125%, 04/30/2028 (A)	1,344	1,237
Owens & Minor
6.625%, 04/01/2030 (A)	180	172
4.500%, 03/31/2029 (A)	397	350
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)	1,373	879
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	1,775	1,581
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	684	634
Radiology Partners
9.250%, 02/01/2028 (A)	2,768	1,417
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	567	562
RP Escrow Issuer
5.250%, 12/15/2025 (A)	8,811	7,050
Team Health Holdings
13.500%, 06/30/2028	765	753
6.375%, 02/01/2025 (A)	2,667	2,234
Tenet Healthcare
6.750%, 05/15/2031 (A)	1,037	1,060
6.250%, 02/01/2027	300	302
6.125%, 10/01/2028	3,888	3,877
6.125%, 06/15/2030	3,586	3,626
5.125%, 11/01/2027	673	658
4.875%, 01/01/2026	3,531	3,491
4.625%, 06/15/2028	2,434	2,323
4.375%, 01/15/2030	800	741

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 06/01/2029	$98	$91

		91,171

Industrials — 8.9%
ACCO Brands
4.250%, 03/15/2029 (A)	545	492
Allegiant Travel
7.250%, 08/15/2027 (A)	858	839
Allied Universal Holdco
6.625%, 07/15/2026 (A)	1,159	1,153
4.625%, 06/01/2028 (A)	400	364
Allison Transmission
5.875%, 06/01/2029 (A)	210	209
4.750%, 10/01/2027 (A)	2,071	2,001
3.750%, 01/30/2031 (A)	250	221
American Airlines
5.750%, 04/20/2029 (A)	4,411	4,299
5.500%, 04/20/2026 (A)	816	811
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,046	990
APi Group DE
4.750%, 10/15/2029 (A)	135	127
4.125%, 07/15/2029 (A)	214	195
Artera Services
9.033%, 12/04/2025 (A)	1,408	1,332
Avianca Midco 2
9.000%, 12/01/2028 (A)	703	618
Avis Budget Car Rental
8.000%, 02/15/2031 (A)	1,680	1,678
5.750%, 07/15/2027 (A)	280	270
5.375%, 03/01/2029 (A)	558	516
4.750%, 04/01/2028 (A)	60	55
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	1,350	1,309
Bombardier
8.750%, 11/15/2030 (A)	102	109
7.875%, 04/15/2027 (A)	2,181	2,181
7.500%, 02/01/2029 (A)	853	867
Builders FirstSource
6.375%, 06/15/2032 (A)	241	246
4.250%, 02/01/2032 (A)	2,528	2,280
BWX Technologies
4.125%, 06/30/2028 (A)	1,462	1,356
4.125%, 04/15/2029 (A)	1,099	1,003
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	1,750	1,776
Chart Industries
9.500%, 01/01/2031 (A)	1,897	2,061
7.500%, 01/01/2030 (A)	134	140
Clean Harbors
4.875%, 07/15/2027 (A)	775	759

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Conduent Business Services
6.000%, 11/01/2029 (A)	$310	$279
CoreCivic
8.250%, 04/15/2026	347	353
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,353	1,178
Deluxe
8.000%, 06/01/2029 (A)	2,010	1,778
Emerald Debt Merger Sub
6.625%, 12/15/2030 (A)	3,116	3,183
Enpro
5.750%, 10/15/2026	232	230
Enviri
5.750%, 07/31/2027 (A)	465	433
First Student Bidco
4.000%, 07/31/2029 (A)	15	13
Garda World Security
9.500%, 11/01/2027 (A)	315	317
6.000%, 06/01/2029 (A)	242	217
GFL Environmental
6.750%, 01/15/2031 (A)	108	111
5.125%, 12/15/2026 (A)	335	331
4.750%, 06/15/2029 (A)	2,291	2,158
4.375%, 08/15/2029 (A)	1,264	1,166
4.000%, 08/01/2028 (A)	679	628
3.500%, 09/01/2028 (A)	1,415	1,308
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	162
5.625%, 06/01/2029 (A)	332	303
GrafTech Finance
4.625%, 12/15/2028 (A)	955	633
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	918	708
Griffon
5.750%, 03/01/2028	500	491
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,285	2,078
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,776	1,673
Hertz
5.000%, 12/01/2029 (A)	633	519
4.625%, 12/01/2026 (A)	207	186
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)	465	39
6.000%, 01/15/2028 (A)	450	36
5.500%, 10/15/2024 (A)	559	6
Icahn Enterprises
5.250%, 05/15/2027	1,145	1,028
4.750%, 09/15/2024	1,342	1,334
JELD-WEN
4.875%, 12/15/2027 (A)	250	236
4.625%, 12/15/2025 (A)	145	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Korn Ferry
4.625%, 12/15/2027 (A)	$2,197	$2,117
Madison IAQ
5.875%, 06/30/2029 (A)	2,502	2,204
4.125%, 06/30/2028 (A)	170	155
MasTec
4.500%, 08/15/2028 (A)	433	407
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	1,897	1,902
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	196
Moog
4.250%, 12/15/2027 (A)	800	755
Neptune Bidco US
9.290%, 04/15/2029 (A)	569	531
Pitney Bowes
7.250%, 03/15/2029 (A)	1,280	1,096
6.875%, 03/15/2027 (A)	620	579
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,189	1,195
Regal Rexnord
6.400%, 04/15/2033 (A)	178	185
6.300%, 02/15/2030 (A)	127	130
6.050%, 04/15/2028 (A)	300	304
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	715	762
6.750%, 03/15/2028 (A)	1,150	1,184
Science Applications International
4.875%, 04/01/2028 (A)	1,781	1,696
Sensata Technologies
4.000%, 04/15/2029 (A)	816	758
3.750%, 02/15/2031 (A)	20	18
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,034
Silver Airways LLC
15.000% cash/0% PIK, 12/31/2027 (C)	130	130
Spirit AeroSystems
9.750%, 11/15/2030 (A)	1,277	1,373
9.375%, 11/30/2029 (A)	170	186
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	2,269	1,632
SPX FLOW
8.750%, 04/01/2030 (A)	833	833
SS&C Technologies
5.500%, 09/30/2027 (A)	607	598
Standard Industries
5.000%, 02/15/2027 (A)	2,301	2,243
4.750%, 01/15/2028 (A)	778	749
4.375%, 07/15/2030 (A)	2,281	2,095
3.375%, 01/15/2031 (A)	88	76
Stericycle
3.875%, 01/15/2029 (A)	284	258

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Terex
5.000%, 05/15/2029 (A)	$335	$316
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,521
TransDigm
7.125%, 12/01/2031 (A)	1,891	1,981
6.875%, 12/15/2030 (A)	4,590	4,728
6.750%, 08/15/2028 (A)	1,000	1,023
6.250%, 03/15/2026 (A)	4,180	4,173
5.500%, 11/15/2027	2,878	2,820
TriNet Group
7.125%, 08/15/2031 (A)	172	176
Triumph Group
9.000%, 03/15/2028 (A)	108	115
7.750%, 08/15/2025	280	279
Tutor Perini
6.875%, 05/01/2025 (A)	2,747	2,680
Uber Technologies
7.500%, 09/15/2027 (A)	135	140
4.500%, 08/15/2029 (A)	249	237
United Airlines
4.625%, 04/15/2029 (A)	3,013	2,818
4.375%, 04/15/2026 (A)	1,562	1,522
United Rentals North America
6.000%, 12/15/2029 (A)	1,173	1,191
5.250%, 01/15/2030	1,650	1,625
4.000%, 07/15/2030	1,775	1,635
3.875%, 11/15/2027	1,719	1,640
US Airways Pass Through Trust
3.950%, 11/15/2025	349	334
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	617	522
6.375%, 02/01/2030 (A)	4,524	3,160
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	100	3
9.000%, 11/15/2026 (A)(B)	599	57
WESCO Distribution
7.250%, 06/15/2028 (A)	473	486
7.125%, 06/15/2025 (A)	361	364
Williams Scotsman
7.375%, 10/01/2031 (A)	470	493
XPO
7.125%, 02/01/2032 (A)	125	129

		117,062

Information Technology — 3.3%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	391
Ahead DB Holdings
6.625%, 05/01/2028 (A)	1,962	1,709
ams-OSRAM
12.250%, 03/30/2029 (A)	190	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arches Buyer
6.125%, 12/01/2028 (A)	$84	$73
4.250%, 06/01/2028 (A)	1,045	946
Boxer Parent
7.125%, 10/02/2025 (A)	850	855
Ciena
4.000%, 01/31/2030 (A)	1,960	1,784
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	184	173
3.875%, 07/01/2028 (A)	164	154
Cloud Software Group, Strike Price Fixed
6.500%, 03/31/2029 (A)	483	460
Coherent
5.000%, 12/15/2029 (A)	3,295	3,130
CommScope
8.250%, 03/01/2027 (A)	2,429	1,283
7.125%, 07/01/2028 (A)	2,085	990
6.000%, 03/01/2026 (A)	1,852	1,651
4.750%, 09/01/2029 (A)	389	261
CommScope Technologies
6.000%, 06/15/2025 (A)	2,224	1,813
5.000%, 03/15/2027 (A)	200	83
Elastic
4.125%, 07/15/2029 (A)	1,503	1,380
Entegris
4.375%, 04/15/2028 (A)	182	173
3.625%, 05/01/2029 (A)	786	710
Entegris Escrow
5.950%, 06/15/2030 (A)	247	245
4.750%, 04/15/2029 (A)	2,745	2,645
Fair Isaac
4.000%, 06/15/2028 (A)	1,431	1,354
Go Daddy Operating
5.250%, 12/01/2027 (A)	951	932
3.500%, 03/01/2029 (A)	920	833
Imola Merger
4.750%, 05/15/2029 (A)	813	772
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	1,920	1,694
NCR
5.125%, 04/15/2029 (A)	323	307
NCR Atleos
9.500%, 04/01/2029 (A)	279	296
NCR Voyix
5.000%, 10/01/2028 (A)	247	234
ON Semiconductor
3.875%, 09/01/2028 (A)	2,703	2,507
Open Text Holdings
4.125%, 02/15/2030 (A)	2,342	2,120
Presidio Holdings
4.875%, 02/01/2027 (A)	260	255

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RingCentral
8.500%, 08/15/2030 (A)	$209	$214
Seagate HDD Cayman
8.500%, 07/15/2031 (A)	40	43
8.250%, 12/15/2029 (A)	162	175
3.375%, 07/15/2031	942	705
Sprint
7.625%, 02/15/2025	1,898	1,931
Synaptics
4.000%, 06/15/2029 (A)	1,959	1,757
Veritas US
7.500%, 09/01/2025 (A)	2,235	1,845
Viasat
7.500%, 05/30/2031 (A)	1,360	1,068
ViaSat
6.500%, 07/15/2028 (A)	2,610	2,144
Western Digital
4.750%, 02/15/2026	1,428	1,401

		43,707

Materials — 7.8%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	600	585
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	2,634	1,231
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,258	1,223
5.250%, 08/15/2027 (A)	2,995	2,327
4.125%, 08/15/2026 (A)	235	215
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	2,325	1,679
ATI
7.250%, 08/15/2030	147	153
5.875%, 12/01/2027	174	172
5.125%, 10/01/2031	80	74
4.875%, 10/01/2029	160	149
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	383
3.375%, 02/15/2029 (A)	1,175	1,054
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	2,512	2,634
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,535	2,373
Ball
3.125%, 09/15/2031	4,165	3,591
2.875%, 08/15/2030	1,751	1,502
Berry Global
5.625%, 07/15/2027 (A)	1,255	1,246
Big River Steel
6.625%, 01/31/2029 (A)	298	304
Carpenter Technology
7.625%, 03/15/2030	60	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.375%, 07/15/2028	$184	$183
CF Industries
5.150%, 03/15/2034	1,619	1,602
Chemours
5.750%, 11/15/2028 (A)	1,839	1,752
4.625%, 11/15/2029 (A)	1,208	1,060
Cleveland-Cliffs Inc
6.750%, 04/15/2030 (A)	1,009	1,023
4.625%, 03/01/2029 (A)	213	197
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	720
Compass Minerals International
6.750%, 12/01/2027 (A)	2,753	2,725
Cornerstone Chemical
15.000%, 12/06/2028 (A)(C)	2,990	2,691
10.250% cash/0% PIK, 09/01/2027 (A)(B)(C)	343	343
CVR Partners
6.125%, 06/15/2028 (A)	1,301	1,214
Domtar
6.750%, 10/01/2028 (A)	2,940	2,657
Element Solutions
3.875%, 09/01/2028 (A)	2,622	2,414
ERO Copper
6.500%, 02/15/2030 (A)	2,010	1,774
First Quantum Minerals
8.625%, 06/01/2031 (A)	2,599	2,203
7.500%, 04/01/2025 (A)	1,467	1,399
6.875%, 10/15/2027 (A)	1,849	1,571
FMG Resources August 2006 PTY
4.500%, 09/15/2027 (A)	772	742
Freeport-McMoRan
5.450%, 03/15/2043	300	292
5.400%, 11/14/2034	925	931
Glatfelter
4.750%, 11/15/2029 (A)	154	108
Graham Packaging
7.125%, 08/15/2028 (A)	185	167
INEOS Finance
6.750%, 05/15/2028 (A)	200	196
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	213
Innophos Holdings
9.375%, 02/15/2028 (A)	2,550	2,316
LABL
10.500%, 07/15/2027 (A)	295	283
6.750%, 07/15/2026 (A)	1,167	1,135
LSB Industries
6.250%, 10/15/2028 (A)	1,710	1,622
Mativ Holdings
6.875%, 10/01/2026 (A)	848	813

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	$490	$481
7.875%, 08/15/2026 (A)	1,030	1,048
Methanex
5.125%, 10/15/2027	1,361	1,330
Mineral Resources MTN
8.500%, 05/01/2030 (A)	515	537
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)	1,989	1,939
Neiman Marcus Group (Escrow Security)
8.750%, 10/15/2022 (A)(B)(C)	762	77
8.000%, 10/15/2022 (A)(B)(C)	820	82
NMG Holding
7.125%, 04/01/2026 (A)	615	591
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	2,115	–
NOVA Chemicals
8.500%, 11/15/2028 (A)	133	139
5.250%, 06/01/2027 (A)	550	516
5.000%, 05/01/2025 (A)	859	838
4.875%, 06/01/2024 (A)	541	536
4.250%, 05/15/2029 (A)	213	179
Novelis
4.750%, 01/30/2030 (A)	275	259
3.875%, 08/15/2031 (A)	2,235	1,969
3.250%, 11/15/2026 (A)	735	692
OCI
4.625%, 10/15/2025 (A)	1,500	1,461
OI European Group BV
4.750%, 02/15/2030 (A)	1,820	1,702
Olympus Water US Holding
9.750%, 11/15/2028 (A)	1,438	1,526
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	352	352
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,093	1,022
Polar US Borrower
6.750%, 05/15/2026 (A)	1,791	573
Rain Carbon
12.250%, 09/01/2029 (A)	1,730	1,691
Rain CII Carbon
7.250%, 04/01/2025 (A)	33	32
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	3,108	2,901
4.875%, 05/01/2028 (A)	195	182
Scotts Miracle-Gro
4.500%, 10/15/2029	420	373
4.375%, 02/01/2032	212	179
4.000%, 04/01/2031	470	399
Sealed Air
7.250%, 02/15/2031 (A)	1,193	1,265
6.125%, 02/01/2028 (A)	3,029	3,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	$1,075	$1,130
6.000%, 11/01/2028 (A)	790	778
Summit Materials
7.250%, 01/15/2031 (A)	609	642
5.250%, 01/15/2029 (A)	1,335	1,291
Tacora Resources
13.000% cash/0% PIK, 11/03/2023 (A)(B)(C)	127	127
8.250%, 05/15/2026 (A)(B)	870	465
Taseko Mines
7.000%, 02/15/2026 (A)	1,547	1,466
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,607	1,719
TriMas
4.125%, 04/15/2029 (A)	294	264
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	104	90
5.125%, 04/01/2029 (A)	266	108
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,065	2,025
5.500%, 08/15/2026 (A)	1,299	1,274
Tronox
4.625%, 03/15/2029 (A)	4,624	4,096
WR Grace Holdings
5.625%, 08/15/2029 (A)	4,276	3,763
4.875%, 06/15/2027 (A)	305	293

		102,760

Real Estate — 2.0%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	45	44
Diversified Healthcare Trust
4.750%, 02/15/2028	1,150	884
4.375%, 03/01/2031	2,955	2,216
Iron Mountain
5.250%, 03/15/2028 (A)	756	735
5.250%, 07/15/2030 (A)	865	823
5.000%, 07/15/2028 (A)	294	283
4.875%, 09/15/2029 (A)	3,308	3,133
4.500%, 02/15/2031 (A)	228	206
Outfront Media Capital
7.375%, 02/15/2031 (A)	2,337	2,454
4.625%, 03/15/2030 (A)	370	330
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	1,455	1,347
Realogy Group
5.250%, 04/15/2030 (A)	372	277
RHP Hotel Properties
7.250%, 07/15/2028 (A)	77	80
4.750%, 10/15/2027	648	626
4.500%, 02/15/2029 (A)	529	492

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Service Properties Trust
5.500%, 12/15/2027	$460	$421
4.950%, 02/15/2027	1,955	1,770
4.375%, 02/15/2030	3,465	2,690
3.950%, 01/15/2028	215	176
Uniti Group
10.500%, 02/15/2028 (A)	587	595
6.000%, 01/15/2030 (A)	836	584
VICI Properties
5.750%, 02/01/2027 (A)	204	205
5.625%, 05/01/2024 (A)	185	184
4.625%, 06/15/2025 (A)	261	256
4.625%, 12/01/2029 (A)	153	144
4.500%, 09/01/2026 (A)	125	121
4.500%, 01/15/2028 (A)	95	91
4.250%, 12/01/2026 (A)	429	413
4.125%, 08/15/2030 (A)	3,386	3,084
3.875%, 02/15/2029 (A)	227	209
3.750%, 02/15/2027 (A)	1,840	1,737

		26,610

Utilities — 2.6%
AmeriGas Partners
9.375%, 06/01/2028 (A)	142	147
5.875%, 08/20/2026	120	119
5.750%, 05/20/2027	110	107
Calpine
5.000%, 02/01/2031 (A)	175	160
4.625%, 02/01/2029 (A)	902	838
4.500%, 02/15/2028 (A)	3,273	3,113
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	1,044	920
FirstEnergy
4.150%, 07/15/2027	1,438	1,383
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	1,481	1,550
4.250%, 07/15/2024 (A)	2,658	2,628
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	1,883	1,960
7.000%, 03/15/2033 (A)	264	279
6.625%, 01/15/2027	505	506
5.750%, 01/15/2028	155	155
5.250%, 06/15/2029 (A)	340	329
3.875%, 02/15/2032 (A)	33	28
3.625%, 02/15/2031 (A)	2,716	2,334
3.375%, 02/15/2029 (A)	145	128
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,569
PG&E
5.250%, 07/01/2030	1,552	1,497
5.000%, 07/01/2028	289	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pike
8.625%, 01/31/2031 (A)	$71	$75
5.500%, 09/01/2028 (A)	202	192
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	1,262	1,279
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,670	1,775
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	2,314	2,304
7.000%, H15T5Y + 5.740%(A)(F)(G)	250	246
Vistra Operations
7.750%, 10/15/2031 (A)	265	275
5.625%, 02/15/2027 (A)	430	424
5.000%, 07/31/2027 (A)	2,726	2,654
4.375%, 05/01/2029 (A)	4,632	4,324
4.300%, 07/15/2029 (A)	375	351

		33,930

Total Corporate Obligations
(Cost $1,122,005) ($ Thousands)		1,030,401

LOAN PARTICIPATIONS — 9.0%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.427%, CME Term SOFR + 4.750%, 04/20/2028 (F)	516	529
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.860%, CME Term SOFR + 4.250%, 05/17/2028 (F)(I)	327	286
Adient U.S., LLC, Term B-1 Loan, 1st Lien
8.720%, CME Term SOFR + 3.500%, 04/10/2028 (F)	180	180
Ahead DB Holdings, LLC, Term B Loan, 1st Lien
9.198%, CME Term SOFR + 3.750%, 10/18/2027 (F)	99	99
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
12.818%, CME Term SOFR + 5.500%, 10/10/2025 (F)	984	975
AlixPartners, LLP, Initial Dollar Term Loan, 1st Lien
8.220%, 02/04/2028	499	500
Alvogen Pharma US, Inc., June 2002 Loan, 1st Lien
12.998%, CME Term SOFR + 7.500%, 06/30/2025 (F)	1,710	1,629

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
8.474%, CME Term SOFR + 3.000%, 04/22/2026 (F)(I)	$844	$703
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.970%, CME Term SOFR + 5.500%, 09/01/2027 (F)	291	284
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
10.970%, CME Term SOFR + 5.500%, 09/01/2027 (F)	1,000	975
ASP Unifrax Holdings, Inc., USD Term Loan, 1st Lien
9.248%, 12/12/2025 (F)	1,294	1,203
Avaya Inc., Initial Term Loan, 1st Lien
13.856%, CME Term SOFR + 8.500%, 08/01/2028 (F)(I)	4,603	4,048
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.706%, CME term SOFR + 3.250%, 03/03/2025 (F)(I)	726	709
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.956%, CME Term SOFR + 4.500%, 10/15/2026 (F)(I)	102	100
Blackhawk Network Cov-Lite, Term Loan, 2nd Lien
12.462%, 06/15/2026	1,412	1,384
BYJU's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (B)(F)(I)	3,180	1,102
Carestream Health, Inc., Term Loan, 1st Lien
12.948%, CME Term SOFR + 7.500%, 09/30/2027 (F)(I)	2,170	1,667
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.650%, 01/29/2027 (I)	1,098	759
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.400%, CME Term SOFR + 3.750%, 01/29/2027 (F)(I)	962	675
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.948%, CME Term SOFR + 6.500%, 12/18/2026 (F)	1,099	1,000
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
9.145%, CME Term SOFR + 3.500%, 08/21/2026 (F)	99	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Dollar Term B Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 03/30/2029 (F)(I)	$790	$770
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.610%, CME Term SOFR + 5.000%, 09/18/2026 (F)(I)	1,249	1,201
Commscope, Inc., Initial Term Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 04/06/2026 (F)	429	383
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
12.500%, 01/04/2026 (F)(I)	508	281
CSC Holdings, LLC, 2022 Refinancing Term Loan
9.833%, CME Term SOFR + 4.500%, 01/17/2028 (F)	100	96
Curia Global, Inc., 2021 Term Loan, 1st Lien
9.233%, CME Term SOFR + 3.750%, 08/30/2026 (F)(I)	1,390	1,240
9.198%, CME Term SOFR + 3.750%, 08/30/2026 (F)	1	1
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.360%, CME Term SOFR + 3.750%, 10/04/2028 (F)	340	337
DIRECTV Financing, LLC, Closing Date Term Loan
10.650%, CME Term SOFR + 5.000%, 08/02/2027 (F)	13	13
10.650%, CME Term SOFR + 5.000%, 08/02/2027 (F)	1,172	1,171
Dominion Diamond, 1st Lien
10.000%, 06/30/2026 (C)	785	785
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.970%, CME Term SOFR + 7.500%, 11/23/2026 (C)(F)	2,492	2,430
Envision Healthcare Corp., Second Out Term Loan, 1st Lien
9.640%, CME Term SOFR + 4.250%, 03/31/2027 (B)(F)(I)	329	56
Envision Healthcare Operating, Inc., Initial Term Loan
13.598%, CME Term SOFR + 8.250%, 12/30/2027 (F)	3,100	2,912
Epic Crude Services, LP, Term Loan, 1st Lien
10.929%, CME Term SOFR + 5.000%, 03/02/2026 (F)	904	899

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epic Y-Grade Services, LP, Term Loan, 1st Lien
11.488%, 06/30/2027 (F)(I)	$565	$550
eResearchTechnology, Initial Term Loan, 1st Lien
9.970%, CME Term SOFR + 4.500%, 02/04/2027 (F)	1,450	1,446
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 07/21/2028 (F)	252	251
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.610%, CME Term SOFR + 3.000%, 07/21/2028 (F)	241	239
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.610%, CME Term SOFR + 3.000%, 07/21/2028 (F)	90	90
Freeport LNG Investments, LLLP, 1st Lien
8.677%, 11/16/2026 (I)	2,156	2,137
GatesAir, Term Loan
15.870%, 08/01/2027 (C)(E)	1,140	1,140
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.470%, CME Term SOFR + 4.000%, 12/01/2027 (F)	277	278
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), 2023 Initial Term Loan
9.706%, CME Term SOFR + 4.250%, 10/31/2028 (F)	1,623	1,622
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.895%, CME Term SOFR + 4.250%, 03/14/2025 (F)(I)	1,984	1,545
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.934%, CME Term SOFR + 4.250%, 10/02/2025 (F)(I)	4,035	3,144
Graham Packaging Co. Inc., Initial Term Loan (2021), 1st Lien
8.470%, CME Term SOFR + 3.000%, 08/04/2027 (F)	337	337
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.538%, CME Term SOFR + 2.000%, 11/15/2027 (F)	940	939
Gulf Finance, LLC, Term Loan, 1st Lien
12.631%, CME Term SOFR + 6.750%, 08/25/2026 (F)	106	106
12.222%, CME Term SOFR + 6.750%, 08/25/2026 (F)	1,209	1,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.470%, CME Term SOFR + 5.000%, 12/15/2026 (F)	$498	$494
J & J Ventures Gaming, LLC, Initial Term Loan
9.610%, CME Term SOFR + 4.000%, 04/26/2028 (F)	894	885
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(C)(F)	2,253	—
Journey Personal Care Corp., Initial Term Loan, 1st Lien
9.720%, CME Term SOFR + 4.250%, 03/01/2028 (F)	1,795	1,766
Jump Financial, LLC, Term Loan, 1st Lien
10.110%, CME Term SOFR + 4.500%, 08/07/2028 (F)	3,701	3,664
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.456%, CME Term SOFR + 5.000%, 10/29/2028 (F)	282	270
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (B)(C)	566	566
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.956%, 11/22/2027 (I)	1,791	1,710
Life Time, Inc., New 2023 Refinancing Term Loan
9.824%, CME Term SOFR + 4.250%, 01/15/2026 (F)	465	467
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.975%, 12/31/2026 (I)	8,276	6,134
Lightstone Holdco, LLC, Extended Term B Loan, 1st Lien
11.133%, CME Term SOFR + 5.750%, 01/29/2027 (F)	1,636	1,553
Lightstone Holdco, LLC, Extended Term C Loan, 1st Lien
11.133%, CME Term SOFR + 5.750%, 01/29/2027 (F)	64	61
Madison IAQ, LLC, Initial Term Loan, 1st Lien
8.721%, CME Term SOFR + 3.250%, 06/21/2028 (F)	305	304
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.645%, CME Term SOFR + 5.000%, 07/27/2028 (F)	5,235	3,678
Magnite, Inc., Initial Term Loan, 1st Lien
10.929%, CME Term SOFR + 5.000%, 04/28/2028 (F)	84	84

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
10.650%, CME Term SOFR + 5.000%, 04/28/2028 (F)	$84	$84
10.470%, CME Term SOFR + 5.000%, 04/28/2028 (F)	456	456
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
12.595%, 02/16/2025	1,177	1,160
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.128%, CME Term SOFR + 5.750%, 08/18/2028 (F)	526	366
10.390%, CME Term SOFR + 4.750%, 08/18/2028 (F)(I)	5,079	3,542
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.250%, 10/23/2028 (F)	165	165
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.770%, CME Term SOFR + 5.250%, 06/21/2027 (F)	1,589	1,641
MLN US HoldCo, LLC, Term B Loan, 1st Lien
9.972%, CME Term SOFR + 4.500%, 11/30/2025 (F)	647	54
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.639%, 10/26/2028 (F)	1,807	1,324
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.900%, CME Term SOFR + 4.250%, 09/01/2028 (F)(I)	233	224
Naked Juice LLC, Initial Loan, 2nd Lien
11.448%, CME Term SOFR + 6.000%, 01/24/2030 (F)	1,952	1,562
NEP Group, Inc., 2021 Dollar Term Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 10/20/2025 (F)	32	30
NEP Group, Inc., Initial Dollar Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 10/20/2025 (F)(I)	1,429	1,347
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.706%, CME Term SOFR + 6.250%, 11/05/2029 (F)	1,167	1,135
Open Text Corp., 2023 Replacement Term Loan, 1st Lien
8.206%, 01/31/2030 (F)	815	816
Osaic Holdings, Inc., Term B-2 Loan, 1st Lien
9.856%, 08/17/2028 (F)	470	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Park River Holdings Inc., Initial Term Loan, 1st Lien
8.907%, CME Term SOFR + 3.250%, 12/28/2027 (F)	$125	$122
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.250%, 03/03/2028 (F)	328	310
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
9.650%, CME Term SOFR + 4.000%, 06/22/2026 (F)(I)	2,707	2,102
Prairie ECI Acquiror LP, Initial Term Loan, 1st Lien
10.206%, 03/11/2026 (I)	588	588
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
14.483%, 03/20/2024 (E)	1,109	826
Pretium Packaging, Term Loan, 1st Lien
10.395%, CME Term SOFR + 5.000%, 10/02/2028 (F)	311	304
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.906%, CME Term SOFR + 4.600%, 10/02/2028 (F)(I)	84	65
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.783%, CME Term SOFR + 4.250%, 02/01/2029 (F)(I)	1,140	866
Radiology Partners, Inc., Term B Loan, 1st Lien
10.179%, CME Term SOFR + 4.250%, 07/09/2025 (F)(I)	780	627
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 12/17/2027 (F)(I)	564	492
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 12/17/2027 (F)(I)	888	774
Schenectady International Group, Inc., Initial Term Loan
10.244%, 10/15/2025 (F)(I)	1,355	917
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
12.963%, 06/29/2028	48	45
Shutterfly, 2nd Lien
10.348% cash/0% PIK, 10/01/2027	170	122
SPX Flow, Inc., Term Loan, 1st Lien
9.956%, CME Term SOFR + 4.500%, 04/05/2029 (F)	176	177

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
10.457%, CME Term SOFR + 5.000%, 04/16/2026 (F)	$1,024	$967
Star Parent Inc
9.348%, CME Term SOFR + 0.000%, 09/19/2030 (F)	115	114
Station Casinos LLC, Term B-1Facility Loan, 1st Lien
7.706%, 02/08/2027 (F)	500	501
Sunshine Luxembourg VII Sarl, Facility B3, 1st Lien
8.948%, CME Term SOFR + 3.750%, 10/01/2026 (F)	768	772
Surgery Center Holdings, Inc., Initial Term Loan
8.856%, CME Term SOFR + 3.500%, 12/19/2030 (F)	1,030	1,033
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.869%, 05/17/2030 (F)	436	438
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
9.869%, 05/17/2030 (F)	204	205
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.633%, CME Term SOFR + 5.250%, 03/02/2027 (F)(I)	6,321	4,785
TortoiseEcofin, Term Loan, 1st Lien
8.970%, 10/27/2028	200	192
Traverse Midstream Partners LLC, Advance, 1st Lien
9.240%, CME Term SOFR + 3.750%, 02/16/2028 (F)	983	983
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.500%, 03/31/2028 (F)	202	200
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.470%, 06/20/2028 (F)	400	300
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 03/15/2026 (F)(I)	894	895
Venator Materials PLC, Term Loan, 1st Lien
15.426%, 10/12/2028	6	6
15.360%, 10/12/2028	193	192
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.641%, CME Term SOFR + 4.000%, 08/20/2025 (F)	2,882	2,781

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Vida Capital, Inc., Initial Term Loan, 1st Lien
11.470%, 10/01/2026 (I)	$4,740	$4,029
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.740%, 06/30/2028 (I)	1,615	1,647
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.390%, CME Term SOFR + 5.750%, 06/22/2026 (F)	510	510
Wellful Inc., Initial Term Loan, 1st Lien
11.720%, CME Term SOFR + 6.250%, 04/21/2027 (F)(I)	2,855	2,516
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
9.106%, CME Term SOFR + 3.750%, 10/19/2027 (F)	431	432
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.610%, 10/02/2028 (I)	3,621	2,152
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.000%, 03/09/2027 (F)(I)	1,781	1,525

Total Loan Participations
(Cost $125,348) ($ Thousands)		118,036

ASSET-BACKED SECURITIES — 7.2%
Other Asset-Backed Securities — 7.2%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.264%, TSFR3M + 8.862%, 04/17/2033 (A)(C)(F)	1,446	1,216
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(D)(F)	4,490	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	3,390	863
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(F)	4,450	3,037
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	5,857	2,929
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	4,663	1,702
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)	3,427	2,262
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(D)(F)	2,128	1,170
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (C)(D)	4,839	2,819

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	$2,531	$291
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(J)	7	2,268
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(J)	2,293	837
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (C)(D)	10,259	3,262
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	7,502	3,440
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	6,715	25
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(C)(D)	6,720	1,547
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	7,631	4,331
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(C)(D)(F)	3,809	1,693
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(F)	3,486	2,462
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(F)	2,261	1,853
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (C)(D)	3,157	2,325
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	2,725	518
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(F)	3,139	565
Great Lakes CLO, Ser 2015-1A, Cl ER
12.930%, TSFR3M + 7.622%, 01/16/2030 (A)(C)(F)	3,253	3,038
Great Lakes CLO, Ser 2015-1A, Cl FR
15.570%, TSFR3M + 10.262%, 01/16/2030 (A)(C)(F)	1,198	1,033
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	4,519	2,063
Great Lakes CLO, Ser 2017-1A, Cl ER
13.156%, TSFR3M + 7.762%, 10/15/2029 (A)(C)(F)	3,321	3,133
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2033 (A)(C)(D)(F)	2,484	1,341
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(C)(D)(F)	651	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
12.727%, TSFR3M + 7.332%, 04/18/2030 (A)(C)(F)	$1,559	$1,406
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(D)(F)	1,169	842
LCM CLO, Ser 31A
0.000%, 01/20/2032 (C)(D)	1,115	632
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(D)(F)	3,797	607
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.490%, TSFR3M + 6.112%, 01/25/2030 (A)(C)(F)	2,499	2,118
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(C)(D)(F)	3,640	1,019
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (C)(D)	1,924	1,235
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (C)(D)	3,294	1,872
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	1,095	679
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(F)	14	9
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	7,983	2,489
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(C)(D)(F)	1,655	530
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(D)(F)	1,224	958
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (C)(D)	4,413	3,011
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(F)	9,085	5,286
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(F)	4,194	2,181
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(C)(D)(F)	2,978	1,311
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(D)(F)	3,528	2,187
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (C)(D)	5,352	2,944
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	11,892	3,092
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(D)(F)	2,030	233

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	$1,609	$101
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	3,228	468
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (C)(D)	3,959	3,241
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (C)(D)	6,577	4,160

Total Asset-Backed Securities
(Cost $39,122) ($ Thousands)		95,101

	Shares
COMMON STOCK — 1.2%
21st Century Oncology Private Company *(C)	15,311	270
Aquity Holdings Inc *(C)	85,745	25
Arctic Canadian Diamond Company Ltd *(C)	1,054	325
AVAYA Inc *	127,790	831
Burgundy Diamond Mines *	2,083,693	277
Carestream Health Holdings Inc *(C)	69,956	1,182
CHC Group LLC *	399	—
Chesapeake Energy Corp	3,418	263
Chord Energy Corp	174	29
Clear Channel Outdoor Holdings Inc, Cl A *	108,030	197
Copper Property CTL Pass-Through Trust	118,100	1,193
Cornerstone Chemical *(C)	68,252	1,107
Envision Healthcare Corp *	165,875	1,244
EP Energy Corp *	15,235	99
Frontier Communications Parent Inc *	9,642	244
Guitar Center *(C)(E)	13,905	2,113
Gulfport Energy Corp *	2,310	308
Gymboree Holding Corp *(C)(E)	40,312	—
iHeartMedia Inc *	8,286	22
Intelsat Jackson Holdings *(C)	39,892	1,160
Lannett *(C)	93,813	168
Lumileds Common Bright Bidco *	5,202	2
Mallinckrodt PLC *(C)	4,647	178
Medical Card Systems *(C)	284,758	126
Monitronics International *(C)	5,065	81
MYT Holding LLC, Ser B *(C)	274,755	96
National CineMedia *	14,231	59
Neiman Marcus Group *(C)	6,554	1,147
Nine West FKA Premier Brands *(C)(E)	92,548	72
Parker Drilling Co *(C)(E)	79,089	866
Quad/Graphics Inc *	54	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	68
SSB Equipment Company *	11,559	—
Venator Materials PLC *	62,265,458	650
VICI Properties Inc, Cl A ‡	31,678	1,010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Windstream Services *	23,081	$213

Total Common Stock
(Cost $21,268) ($ Thousands)		15,625

PREFERRED STOCK — 0.6%
Claire's Stores, 0.000% *(C)(E)(G)	875	935
FHLMC, 5.919% (F)(G)	16,903	67
FNMA, 0.000% *(F)(G)	24,650	106
Foresight, 0.000% *(C)(G)	32,601	489
Guitar Center, 0.000% *(C)(E)(G)	365	34
Gulfport Energy Corp, 10.000% cash/0% PIK (C)(G)	28	266
MPLX, 9.538% (C)(G)	23,039	820
MYT Holding LLC, 10.000%	325,766	210
Osaic Financial Services, 6.500%	65,290	1,224
Qurate Retail, 8.000%	6,857	247
Syniverse, 0.000% *(C)(G)	3,045,470	2,915
Tortoise Investment, 0.000% *(D)	63,242	50

Total Preferred Stock
(Cost $7,550) ($ Thousands)		7,363

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
Authentic Brands
5.000%, 09/01/2029(C)	$265	266
Chesapeake Energy Corp (Escrow Security)
5.500%, 12/31/2049	100	2
DISH Network
2.375%, 03/15/2024	1,469	1,454
3.375%, 08/15/2026	465	247
Liberty Interactive
4.000%, 11/15/2029	122	31
3.750%, 02/15/2030	3,676	919
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)	570	164
0.000%, 01/23/2028(C)(D)	40	27
0.000%, 01/23/2028(C)(D)	82	23
Silver Airways LLC
15.000%, 12/31/2027(C)	3,702	3,025

Total Convertible Bonds
(Cost $8,492) ($ Thousands)		6,158

	Number of Warrants
WARRANTS — 0.1%
Cornerstone Chemical Warrants
Strike Price *‡‡(C)	94,426	1,532

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	3,680	$212
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	3,681	101
Intelsat Jackson Holdings
Strike Price *‡‡(C)	4	–
Neiman Marcus Group
Strike Price *‡‡(C)	3,938	54
Silver Airways LLC
Strike Price $– *‡‡(C)	1	–
Tacora Resources
Strike Price $– *‡‡(C)	3,398,032	–
Windstream
Strike Price *‡‡(C)	104	1

Total Warrants
(Cost $1,861) ($ Thousands)		1,900

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
5.410% **†(K)	73,322	73

Total Affiliated Partnership
(Cost $73) ($ Thousands)		73

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	35,943,403	35,943

Total Cash Equivalent
(Cost $35,943) ($ Thousands)		35,943

Total Investments in Securities — 99.7%
(Cost $1,361,662) ($ Thousands)		$1,310,600

Percentages are based on Net Assets of $1,314,036 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $923,490 ($ Thousands), representing 70.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2023 was $6,299 ($ Thousands) and represented 0.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Zero coupon security.
(K)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2023 was $73 ($ Thousands).

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

High Yield Bond Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023 ($ Thousands):

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Barclays PLC	03/14/24	AUD	689	USD	462	$(9)

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$73	$(1)	$—	$—	$73	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	13,031	178,044	(155,132)	—	—	35,943	480	—
Totals	$13,032	$178,117	$(155,133)	$–	$—	$36,016	$480	$—

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2023, is as follows:

Description	Face Amount ($ Thousands)/ Number of Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Aventine (Escrow Security)	$2,750	4/21/2010	$–	$–
Northwest Acquisitions ULC	2,115	10/1/2019	1,493	–
Loan Participations
GatesAir, Term Loan	1,140	8/9/2022	1,114	1,140
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	1,109	3/21/2019	1,096	826
Common Stock
Guitar Center	13,905	1/8/2021	$1,762	$2,113
Gymboree Holding Corp	40,312	10/2/2017	672	–
Nine West FKA Premier Brands	92,548	5/20/2019	1,967	72
Parker Drilling Co	79,089	3/26/2019	1,000	866
Preferred Stock
Claire's Stores	875	12/10/2018	976	935
Guitar Center	365	1/8/2021	34	34
Warrant
Guitar Center	3,680	1/8/2021	197	212
Guitar Center	3,681	1/8/2021	132	101
			$10,443	$6,299

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 54.5%
Consumer Discretionary — 2.6%
American Honda Finance
5.623%, 01/18/2024 (A)	$5,000	$4,985
Hyundai Capital America
5.591%, 01/05/2024 (A)	5,000	4,995
VW Credit
5.688%, 01/04/2024 (A)	5,000	4,995

		14,975

Consumer Staples — 3.9%
Cargill
5.306%, 01/02/2024 (A)	12,915	12,907
Compass Group
5.376%, 01/03/2024 (A)	4,500	4,497
Keurig Dr Pepper
5.608%, 01/16/2024 (A)	5,000	4,986

		22,390

Financials — 42.6%
Alinghi Funding
5.928%, 05/14/2024 (A)	3,000	2,939
5.706%, 03/28/2024 (A)(B)	2,000	1,973
5.653%, 01/04/2024 (A)(B)	7,000	6,994
ANZ Group Holdings
5.698%, 08/29/2024 (A)	2,000	1,932
Aquitaine Funding
5.454%, 01/26/2024 (A)	5,000	4,979
5.317%, 01/17/2024 (A)	5,000	4,986
ASB Bank
4.972%, 01/08/2024 (A)	10,000	9,985
Australia & New Zealand Banking Group
5.863%, 07/30/2024 (A)(B)	1,000	970
Autobahn Funding
5.429%, 01/08/2024 (A)	10,000	9,985
Bank of Montreal
5.718%, 11/07/2024 (A)	2,000	1,913
Barton Capital
5.613%, 01/16/2024 (A)	6,500	6,483
Bay Square Funding
5.432%, 01/08/2024 (A)	12,000	11,982
Bedford Row Funding
5.356%, 01/03/2024 (A)	5,000	4,996
Bennington Stark Capital
5.356%, 01/04/2024 (A)	4,000	3,996
BPCE
5.822%, 02/07/2024 (A)(B)	3,000	2,982
Britannia Funding
5.609%, 02/16/2024 (A)	6,600	6,551
5.565%, 01/02/2024 (A)	2,000	1,999
5.555%, 02/22/2024 (A)	1,500	1,488
CDP Financial
5.760%, 07/23/2024 (A)	3,000	2,911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.555%, 05/29/2024 (A)(B)	$10,000	$9,779
Chariot Funding
5.424%, 01/10/2024 (A)	10,000	9,982
Columbia Funding
5.806%, 02/01/2024 (A)(B)	1,600	1,592
5.803%, 03/05/2024 (A)(B)	5,300	5,246
Concord Minutemen Capital
5.600%, 03/18/2024 (A)	3,000	3,000
DNB Bank
5.898%, 06/13/2024 (A)(B)	3,000	2,928
5.623%, 05/28/2024 (A)	5,000	4,890
5.525%, 12/05/2024 (A)	2,500	2,384
Federation des Caisses Desjardins du Quebec
5.405%, 01/05/2024 (A)	5,000	4,995
5.404%, 01/03/2024 (A)	10,000	9,992
Fidelity National Information Services
5.625%, 01/04/2024 (A)	5,000	4,996
FMS Wertmanagement
5.688%, 05/03/2024 (A)(B)	500	491
0.000%, 05/02/2024 (A)(B)(C)	500	491
Gotham Funding
5.675%, 01/24/2024 (A)	2,500	2,490
Great Bear Funding
5.336%, 01/03/2024 (A)	5,000	4,996
ING US Funding
5.829%, 07/01/2024 (A)	1,000	973
5.785%, 05/01/2024 (A)	3,000	2,945
Korea Development Bank
5.830%, 05/28/2024 (A)	2,000	1,956
Landesbank Baden-Wuerttemberg NY
5.313%, 01/02/2024 (A)	10,000	9,994
Liberty Street Funding
5.829%, 05/07/2024 (A)	2,000	1,961
LSEGA Financing
5.577%, 01/11/2024 (A)	5,000	4,990
Mackinac Funding
5.814%, 03/06/2024 (A)(B)	2,000	1,979
5.785%, 03/15/2024 (A)(B)	2,000	1,977
Macquarie Bank
5.813%, 04/18/2024 (A)	1,500	1,475
5.797%, 04/11/2024 (A)	4,000	3,936
5.689%, 04/08/2024 (A)	730	719
National Australia Bank
5.787%, 04/15/2024 (A)(B)	2,000	1,967
Nieuw Amsterdam Receivables
5.431%, 02/14/2024 (A)	10,000	9,930
Podium Funding Trust
5.774%, 01/16/2024 (A)	2,500	2,493
5.744%, 02/08/2024 (A)	2,500	2,485
PPL Capital Funding
5.634%, 01/08/2024 (A)	5,000	4,992

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Pricoa Short Term Funding
5.808%, 05/06/2024 (A)(B)	$3,000	$2,942
Ridgefield Funding
5.720%, 05/20/2024 (A)	3,000	2,936
Royal Bank of Canada
5.801%, 11/06/2024 (A)	2,000	1,913
Starbird Funding
5.742%, 05/10/2024 (A)	4,000	3,921
Sumitomo Mitsui Trust Bank
5.604%, 01/30/2024 (A)	5,000	4,976
Svenska Handelsbanken
5.871%, 06/03/2024 (A)	1,060	1,036
Swedbank
5.806%, 03/14/2024 (A)	2,000	1,978
UBS
5.990%, 05/31/2024 (A)(B)	1,000	977
Versailles Commercial Paper
5.801%, 01/02/2024 (A)	2,000	1,999
5.786%, 03/04/2024 (A)	2,000	1,980
Westpac Banking
5.785%, 09/12/2024 (A)	2,000	1,928
5.697%, 03/13/2024 (A)(B)	2,500	2,472
5.691%, 11/14/2024 (A)	2,000	1,912
5.690%, 11/07/2024 (A)	1,500	1,435

		245,473

Government — 1.0%
Province of British Columbia Canada
5.602%, 02/21/2024 (A)	6,000	5,952

Industrials — 0.9%
Penske Truck Leasing
5.574%, 01/04/2024 (A)	5,000	4,996

Materials — 2.6%
Air Products and Chemicals
5.468%, 01/19/2024 (A)	5,200	5,184
Amcor Flexibles
5.605%, 01/16/2024 (A)	5,000	4,986
Vulcan Materials
5.610%, 01/09/2024 (A)	5,000	4,991

		15,161

Utilities — 0.9%
National Grid North America
5.578%, 01/12/2024 (A)	5,000	4,989

Total Commercial Paper
(Cost $313,952) ($ Thousands)		313,936

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bills
5.302%, 01/16/2024 (A)	$20,000	$19,959
U.S. Treasury Notes
5.485%, USBMMY3M + 0.169%, 04/30/2025 (D)	500	500
5.301%, USBMMY3M + -0.015%, 01/31/2024 (D)	7,000	7,000

Total U.S. Treasury Obligations
(Cost $27,457) ($ Thousands)		27,459

CORPORATE OBLIGATIONS — 4.5%
Consumer Discretionary — 0.7%
Jets Stadium Development
5.920%, 04/01/2047 (B)(D)	3,900	3,900

Consumer Staples — 0.2%
PepsiCo
5.791%, SOFRINDX + 0.400%, 11/12/2024 (D)	1,185	1,187

Financials — 3.6%
Bank of Nova Scotia
5.880%, SOFRRATE + 0.490%, 01/26/2024 (D)	1,000	1,000
National Australia Bank
5.820%, 04/08/2024	3,000	3,002
5.810%, 04/12/2024	1,000	1,001
Old Line Funding
5.690%, 01/08/2024	3,000	3,000
Podium Funding Trust
5.710%, 01/03/2024	1,000	1,000
State Street Bank & Trust
5.890%, SOFRRATE + 0.500%, 03/28/2024 (D)	2,000	2,002
Svenska Handelsbanken NY
5.940%, SOFRRATE + 0.550%, 04/29/2024 (D)	2,000	2,003
Thunder Bay Funding
5.690%, 01/08/2024	2,000	2,001
Wells Fargo Bank
6.030%, SOFRRATE + 0.640%, 07/17/2024 (D)	1,000	1,002
5.890%, SOFRRATE + 0.500%, 01/22/2024 (D)	2,000	2,000
Westpac Banking
5.980%, SOFRRATE + 0.580%, 05/17/2024 (D)	1,000	1,001

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.820%, 04/19/2024	$2,000	$2,002

		21,014

Total Corporate Obligations
(Cost $26,085) ($ Thousands)		26,101

CERTIFICATES OF DEPOSIT — 22.8%
Australia & New Zealand Banking Group
5.810%, 04/02/2024 (B)	$1,000	1,001
Bank of America
6.030%, 07/15/2024	1,000	1,002
6.000%, 08/21/2024	1,000	1,000
5.900%, 05/14/2024	2,000	2,000
5.750%, 01/09/2024	2,750	2,750
5.750%, 11/14/2024	2,500	2,500
5.440%, 02/06/2024	1,839	1,839
5.250%, 01/31/2024	3,000	3,000
Bank of Montreal IL
5.600%, 11/29/2024	2,000	2,007
Bank of Nova Scotia
5.820%, 06/13/2024	1,500	1,500
5.800%, 11/08/2024	1,500	1,500
BMO
5.500%, 12/06/2024	2,000	2,005
BNP Paribas NY
5.940%, 02/05/2024	1,200	1,201
5.720%, 08/19/2024	1,000	1,002
5.250%, 01/31/2024	2,000	1,999
Canadian Imperial Bank of Commerce NY
5.930%, 06/28/2024	1,500	1,503
5.800%, 06/07/2024	2,500	2,503
5.600%, 03/04/2024	1,500	1,500
5.400%, 02/08/2024	2,000	2,000
Citibank
5.920%, 06/20/2024	2,000	2,000
5.920%, 07/22/2024	2,500	2,500
5.890%, 05/10/2024	2,000	2,000
5.880%, 05/08/2024	2,000	2,000
5.800%, 02/26/2024	725	725
5.800%, 03/04/2024	2,000	2,000
5.800%, 03/18/2024	1,500	1,500
Commonwealth Bank of Australia
5.810%, 03/18/2024 (B)	2,500	2,502
5.700%, 11/27/2024	1,500	1,500
5.400%, 02/16/2024 (B)	1,250	1,249
Concord Minutemen Capital
5.860%, 05/16/2024	2,000	2,000
Credit Agricole Corporate and Investment Bank
5.690%, 05/21/2024	3,000	3,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Credit Industriel et Commercial
5.460%, 06/17/2024	$3,000	$3,002
DNB Bank
5.790%, 04/29/2024 (B)	1,000	1,001
HSBC Bank
5.960%, 07/25/2024 (B)	2,000	2,004
Macquarie Bank
5.730%, 01/16/2024 (B)	4,000	4,001
5.690%, 02/16/2024 (B)	3,000	3,001
Mitsubishi UFJ Trust and Banking
5.800%, 02/14/2024	2,500	2,501
5.330%, 01/02/2024	13,000	13,000
Mizuho Bank
5.820%, 01/31/2024	3,000	3,001
5.810%, 02/20/2024	3,000	3,001
Natixis NY
5.360%, 01/12/2024	11,875	11,874
Nordea Bank Abp
5.840%, 04/26/2024	1,175	1,176
5.820%, 04/12/2024	2,000	2,002
5.780%, 07/24/2024	2,000	2,003
Royal Bank of Canada
5.960%, 09/19/2024	1,500	1,507
5.910%, 05/23/2024 (B)	1,750	1,752
Starbird Funding
5.660%, 03/07/2024 (B)	2,000	2,001
Sumitomo Mitsu Banking
5.800%, 02/20/2024	3,000	3,001
5.780%, 01/08/2024	2,000	2,000
5.730%, 01/29/2024	3,000	3,001
Toronto-Dominion Bank
6.000%, 10/02/2024	2,000	2,010
5.800%, 01/29/2024	3,000	3,001
5.270%, 01/24/2024	2,000	1,999
Toyota Motor Credit
5.730%, 02/22/2024	1,910	1,910
Westpac Banking
5.830%, 04/19/2024 (B)	1,000	1,001
Total Certificates of Deposit
(Cost $131,472) ($ Thousands)		131,541

REPURCHASE AGREEMENTS(E) — 13.4%
Bank of America Securities
5.340%, dated 12/29/2023, to be repurchased on 1/2/2024, repurchase price $57,033,820 (collateralized by various GNMA obligations, ranging in par value $19,999 - $39,266,816, 3.000% - 8.000%, 8/15/2030 - 11/20/2053; with total market value $58,140,000)	57,000	57,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(E) (continued)
Goldman Sachs & Co
5.350%, dated 12/29/2023, to be repurchased on 1/2/2024, repurchase price $20,011,888 (collateralized by various GNMA obligations, ranging in par value $289,578 - $22,910,200, 2.950% - 4.500%, 9/20/2041 - 7/15/2057; with total market value $20,400,000)	$20,000	$20,000

Total Repurchase Agreements
(Cost $77,000) ($ Thousands)		77,000

Total Investments in Securities — 100.0%
(Cost $575,966) ($ Thousands)		$576,037

Percentages are based on Net Assets of $576,303 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $69,173 ($ Thousands), representing 12.0% of the Net Assets of the Fund.

(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Bi-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$107	$10,014	$(10,121)	$—	$—	$—	$23	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.0%
Alabama — 1.5%
Mobile, Industrial Development Board, RB
2.250%, 06/01/2034 (A)	$2,900	$2,900

Arizona — 0.8%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
3.150%, 09/01/2035 (A)(B)	1,500	1,500

Colorado — 5.9%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.050%, 11/01/2028 (A)	5,655	5,655
2.950%, 11/01/2040 (A)	1,150	1,150
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.020%, 05/15/2062 (A)	4,500	4,500

		11,305

Connecticut — 4.9%
Connecticut State, Health & Educational Facilities Authority, Gaylord Hospital, Ser B, RB
3.080%, 07/01/2037 (A)(B)	2,500	2,500
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-3, RB
3.000%, 11/15/2048 (A)	1,025	1,025
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser F-3, RB
3.000%, 05/15/2040 (A)	3,000	3,000
Connecticut State, Ser C, GO
3.080%, 05/15/2034 (A)	2,870	2,870

		9,395

District of Columbia — 0.0%
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
3.920%, 10/01/2053 (A)(B)(C)	95	95

Florida — 7.9%
Gainesville, Utilities System Revenue, Ser B-REMK, RB
2.000%, 10/01/2042 (A)	1,000	1,000
Lucie County, Florida Power & Light Project, RB
2.050%, 09/01/2028 (A)	7,050	7,050
Orlando, Utilities Commission, RB
3.930%, 10/01/2039	6,000	6,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pinellas County, Housing Finance Authority, Bayside Court, RB, FHLMC
3.030%, 10/01/2048 (A)(B)	$1,070	$1,070

		15,120

Georgia — 0.2%
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/01/2024	290	291

Idaho — 0.7%
Idaho State, Housing & Finance Association, Traditions at Boise Apartments Project, Ser A, RB
3.090%, 09/01/2044 (A)	1,400	1,400

Illinois — 2.8%
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
3.200%, 06/01/2029 (A)(B)	3,800	3,800
Illinois State, Finance Authority, University of Chicago, RB
2.970%, 07/01/2038 (A)	1,500	1,500

		5,300

Indiana — 0.9%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
3.230%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 5.3%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
3.210%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Mortgage-Backed Securities Program, RB, GNMA/FNMA/FHLMC
3.000%, 01/01/2047 (A)	900	900
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
3.090%, 09/01/2036 (A)	1,600	1,600

		10,000

Louisiana — 2.3%
Louisiana State, Public Facilities Authority, Air Products & Chemicals Project, Ser A, RB
3.050%, 08/01/2049 (A)	1,700	1,700

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Louisiana Children's Medical Center Project, RB
2.980%, 09/01/2057 (A)(B)	$1,100	$1,100
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
3.560%, 11/01/2040 (A)	1,500	1,500

		4,300

Maryland — 1.2%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
3.040%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development Corporation, Howard Hughes Medical Institute, Ser A, RB
3.110%, 02/15/2043 (A)	1,200	1,200

		2,270

Massachusetts — 1.5%
Massachusetts State, Water Resources Authority, Sub-Ser A-1-RMKT, RB
3.100%, 08/01/2037 (A)	700	700
Somerville, GO
5.000%, 05/30/2024	2,000	2,017

		2,717

Michigan — 1.8%
Central Michigan University, Ser A, RB
3.050%, 10/01/2032 (A)(B)	1,300	1,300
Michigan State, Strategic Fund, Air Products & Chemicals Project, RB
4.050%, 12/01/2042	2,100	2,100

		3,400

Mississippi — 1.1%
Mississippi State, Business Finance, Chevron USA Project, Ser E, RB
1.900%, 12/01/2030 (A)	560	560
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
2.200%, 11/01/2035 (A)	1,500	1,500

		2,060

Missouri — 3.6%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
3.140%, 04/15/2034 (A)(B)	3,300	3,300
RBC Municipal Products Trust, Ser C-16, RB
3.130%, 09/01/2039 (A)(B)(C)	3,500	3,500

		6,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nevada — 2.2%
Clark County, Department of Aviation, Sub-Ser D-2B, RB
3.050%, 07/01/2040 (A)(B)	$4,225	$4,225

New Jersey — 10.5%
Cranford, GO
5.000%, 06/20/2024	3,760	3,782
5.000%, 08/22/2024	1,560	1,573
Hudson County, Improvement Authority, Local Unit Loan Program, RB
5.000%, 07/24/2024	1,000	1,009
Little Falls, GO
5.000%, 12/13/2024	6,154	6,227
Plainsboro, GO
5.000%, 07/25/2024	3,000	3,023
South Amboy, GO
5.000%, 06/28/2024	4,361	4,386

		20,000

New York — 8.9%
Mount Pleasant, Central School District, GO
5.000%, 06/28/2024	3,050	3,069
New York City, Housing Development Authority, RB, FHA
3.000%, 11/01/2060 (A)	2,000	2,000
3.000%, 05/01/2061 (A)	1,600	1,600
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
3.020%, 11/01/2041 (A)(B)	2,000	2,000
New York State, Dormitory Authority, BDS Rockefeller University, RB
3.020%, 07/01/2032 (A)	4,900	4,900
New York State, Dormitory Authority, Royal Charter Properties East, RB
3.860%, 11/15/2036	700	700
New York State, Housing Finance Agency, Ser A, RB
3.220%, 11/01/2050 (A)(B)	2,500	2,500

		16,769

North Carolina — 5.6%
Raleigh, Downtown Improvement Projects, COP
3.150%, 02/01/2034 (A)	8,000	8,000
University of North Carolina, Hospital at Chapel Hill, Ser B-REMK, RB
3.000%, 02/01/2029 (A)	2,675	2,675

		10,675

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.8%
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB
1.900%, 08/01/2034 (A)(B)	$1,600	$1,600

Pennsylvania — 2.4%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
2.000%, 11/15/2029 (A)	150	150
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
4.350%, 12/01/2037 (A)(B)	3,300	3,300
Pennsylvania State, Turnpike Commission, RB
3.000%, 12/01/2038 (A)(B)	1,100	1,100

		4,550

South Carolina — 4.2%
South Carolina State, Jobs-Economic Development Authority, RB, FHLB
3.100%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
3.070%, 01/01/2036 (A)(B)	4,400	4,400
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
3.200%, 12/01/2055 (A)(C)	500	500

		7,900

South Dakota — 2.7%
South Dakota State, Housing Development Authority, RB
3.100%, 11/01/2046 (A)	2,200	2,200
South Dakota State, Housing Development Authority, Ser A, RB
3.100%, 11/01/2062 (A)	2,850	2,850

		5,050

Tennessee — 0.1%
Clarksville, Public Building Authority, Pooled Financing, RB
3.150%, 06/01/2029 (A)(B)	280	280

Texas — 8.5%
Houston, Combined Utility System Revenue, Ser C-, RB
3.030%, 05/15/2034 (A)(B)	2,100	2,100
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
3.080%, 03/01/2039 (A)	5,300	5,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
3.200%, 07/01/2047 (A)(B)	$1,525	$1,525
Texas State, Veterans Bonds, GO
3.100%, 12/01/2046 (A)	1,800	1,800
Texas State, Veterans Bonds, Ser B, GO
3.150%, 12/01/2042 (A)	2,000	2,000
Texas State, Veterans Bonds, Ser B-REMK, GO
3.150%, 12/01/2043 (A)	2,000	2,000
University of Texas, Ser B, RB
2.950%, 08/01/2039 (A)	1,500	1,500

		16,225

Utah — 1.4%
Utah County, Hospital Authority, IHC Health Services Project, Ser ICES, RB
2.000%, 05/15/2058 (A)	700	700
Utah State, Water Finance Agency, Ser B-2-REMK, RB
3.150%, 10/01/2035 (A)	1,955	1,955

		2,655

Virginia — 1.1%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
3.080%, 05/15/2042 (A)	2,050	2,050

Washington — 0.8%
Washington State, Housing Finance Commission, Ser VR, RB
3.020%, 12/01/2046 (A)	1,585	1,585

West Virginia — 0.6%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.020%, 06/01/2034 (A)(B)	1,080	1,080

Wisconsin — 2.9%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.020%, 03/01/2041 (A)	2,320	2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
3.050%, 05/01/2046 (A)	1,800	1,800
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
3.020%, 03/01/2038 (A)	1,400	1,400

		5,520

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyoming — 1.9%
Wyoming State, Community Development Authority, Ser 2, RB, GNMA/FNMA/FHLMC
3.000%, 06/01/2048 (A)	$1,500	$1,500
Wyoming State, Community Development Authority, Ser 4, RB
3.010%, 12/01/2048 (A)	2,200	2,200

		3,700

Total Municipal Bonds
(Cost $184,465) ($ Thousands)		184,487

TAX-EXEMPT COMMERCIAL PAPER — 2.6%
Fort Bend, Independent School District
3.730%, 02/21/2024	5,000	5,000

Total Tax-Exempt Commercial Paper
(Cost $5,000) ($ Thousands)		5,000

Total Investments in Securities — 99.6%
(Cost $189,465) ($ Thousands)		$189,487

Percentages are based on Net Assets of $190,197 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $13,365 ($ Thousands), representing 7.0% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.7%
U.S. Treasury Inflation Protected Securities
3.625%, 04/15/2028	$4,484	$4,803
2.375%, 01/15/2025	7,384	7,326
2.375%, 01/15/2027	4,574	4,614
2.375%, 10/15/2028	11,959	12,316
2.000%, 01/15/2026	4,733	4,695
1.750%, 01/15/2028	4,481	4,453
1.625%, 10/15/2027	11,591	11,502
1.250%, 04/15/2028	11,630	11,326
0.750%, 07/15/2028	9,314	8,913
0.625%, 01/15/2026	10,034	9,681
0.500%, 01/15/2028	10,686	10,111
0.375%, 07/15/2025	11,936	11,564
0.375%, 01/15/2027	9,304	8,841
0.375%, 07/15/2027	10,268	9,757
0.250%, 01/15/2025	10,876	10,557
0.125%, 04/15/2025	8,670	8,361
0.125%, 10/15/2025	10,570	10,163
0.125%, 04/15/2026	8,140	7,747
0.125%, 07/15/2026	9,999	9,527

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 10/15/2026	$11,303	$10,733
0.125%, 04/15/2027	11,547	10,850

Total U.S. Treasury Obligations
(Cost $196,472) ($ Thousands)		187,840

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	864,021	864

Total Cash Equivalent
(Cost $864) ($ Thousands)		864

Total Investments in Securities — 100.2%
(Cost $197,336) ($ Thousands)		$188,704

Percentages are based on Net Assets of $188,243 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2023.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,547	$7,421	$(8,104)	$—	$—	$864	$7	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 79.8%

Communication Services — 6.9%
Alphabet Inc, Cl A *	84,396	$11,789
Alphabet Inc, Cl C *	71,011	10,008
AT&T Inc	101,854	1,709
Charter Communications Inc, Cl A *	1,443	561
Comcast Corp, Cl A	57,254	2,511
Electronic Arts Inc	3,525	482
Fox Corp, Cl A	3,871	115
Fox Corp, Cl B	1,866	52
Interpublic Group of Cos Inc/The	5,527	180
Live Nation Entertainment Inc *	2,107	197
Match Group Inc *	4,206	154
Meta Platforms Inc, Cl A *	31,625	11,194
Netflix Inc *	6,209	3,023
News Corp, Cl A	5,662	139
News Corp, Cl B	2,017	52
Omnicom Group Inc	2,843	246
Paramount Global, Cl B	6,771	100
Take-Two Interactive Software Inc, Cl A *	2,221	357
T-Mobile US Inc	7,271	1,166
Verizon Communications Inc	59,986	2,261
Walt Disney Co/The	26,066	2,354
Warner Bros Discovery Inc *	31,464	358

		49,008
Consumer Discretionary — 8.7%
Airbnb Inc, Cl A *	6,100	830
Amazon.com Inc, Cl A *	129,570	19,687
Aptiv PLC *	3,972	356
AutoZone Inc *	209	540
Bath & Body Works Inc	3,429	148
Best Buy Co Inc	2,830	222
Booking Holdings Inc *	535	1,898
BorgWarner Inc	3,437	123
Caesars Entertainment Inc *	3,254	153
CarMax Inc *	2,345	180
Carnival Corp *	14,426	267
Chipotle Mexican Grill Inc, Cl A *	350	800
Darden Restaurants Inc	1,742	286
Domino's Pizza Inc	484	200
DR Horton Inc	4,347	661
eBay Inc	7,318	319
Etsy Inc *	1,791	145
Expedia Group Inc *	1,912	290
Ford Motor Co	56,708	691
Garmin Ltd	2,200	283
General Motors Co	19,862	713
Genuine Parts Co	2,025	280
Hasbro Inc	1,909	97
Hilton Worldwide Holdings Inc	3,686	671
Home Depot Inc/The	14,249	4,938
Las Vegas Sands Corp	4,819	237

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lennar Corp, Cl A	3,590	$535
LKQ Corp	3,816	182
Lowe's Cos Inc	8,183	1,821
Lululemon Athletica Inc *	1,600	818
Marriott International Inc/MD, Cl A	3,573	806
McDonald's Corp	10,337	3,065
MGM Resorts International	4,042	181
Mohawk Industries Inc *	720	75
NIKE Inc, Cl B	17,484	1,898
Norwegian Cruise Line Holdings Ltd *	6,214	125
NVR Inc *	49	343
O'Reilly Automotive Inc *	818	777
Pool Corp	516	206
PulteGroup Inc	3,173	328
Ralph Lauren Corp, Cl A	628	91
Ross Stores Inc	4,926	682
Royal Caribbean Cruises Ltd *	3,366	436
Starbucks Corp	16,326	1,567
Tapestry Inc	3,553	131
Tesla Inc *	39,415	9,794
TJX Cos Inc/The	16,410	1,539
Tractor Supply Co	1,574	338
Ulta Beauty Inc *	723	354
VF Corp	4,919	93
Whirlpool Corp	769	94
Wynn Resorts Ltd	1,345	123
Yum! Brands Inc	4,060	531

		61,948
Consumer Staples — 4.9%
Altria Group Inc	25,316	1,021
Archer-Daniels-Midland Co	7,721	558
Brown-Forman Corp, Cl B	2,660	152
Bunge Global	2,200	222
Campbell Soup Co	2,834	122
Church & Dwight Co Inc	3,485	330
Clorox Co/The	1,835	262
Coca-Cola Co/The	55,504	3,271
Colgate-Palmolive Co	11,921	950
Conagra Brands Inc	6,863	197
Constellation Brands Inc, Cl A	2,328	563
Costco Wholesale Corp	6,277	4,143
Dollar General Corp	3,171	431
Dollar Tree Inc *	2,996	426
Estee Lauder Cos Inc/The, Cl A	3,370	493
General Mills Inc	8,340	543
Hershey Co/The	2,176	406
Hormel Foods Corp	4,423	142
J M Smucker Co/The	1,530	193
Kellanova	3,919	219
Kenvue Inc	24,774	533
Keurig Dr Pepper Inc	14,292	476
Kimberly-Clark Corp	4,879	593

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kraft Heinz Co/The	11,443	$423
Kroger Co/The	9,488	434
Lamb Weston Holdings Inc	2,101	227
McCormick & Co Inc/MD	3,580	245
Molson Coors Beverage Co, Cl B	2,695	165
Mondelez International Inc, Cl A	19,348	1,401
Monster Beverage Corp *	10,544	607
PepsiCo Inc	19,658	3,339
Philip Morris International Inc	22,158	2,085
Procter & Gamble Co/The	33,602	4,924
Sysco Corp, Cl A	7,211	527
Target Corp, Cl A	6,626	944
Tyson Foods Inc, Cl A	4,075	219
Walgreens Boots Alliance Inc	10,224	267
Walmart Inc	20,399	3,216

		35,269
Energy — 3.1%
APA Corp	4,452	160
Baker Hughes Co, Cl A	14,568	498
Chevron Corp	24,974	3,725
ConocoPhillips	17,049	1,979
Coterra Energy Inc	10,741	274
Devon Energy Corp	9,195	416
Diamondback Energy Inc, Cl A	2,523	391
EOG Resources Inc	8,299	1,004
EQT Corp	5,300	205
Exxon Mobil Corp	57,126	5,711
Halliburton Co	13,078	473
Hess Corp	3,996	576
Kinder Morgan Inc	27,498	485
Marathon Oil Corp	8,859	214
Marathon Petroleum Corp	5,437	807
Occidental Petroleum Corp	9,415	562
ONEOK Inc	8,406	590
Phillips 66	6,385	850
Pioneer Natural Resources Co	3,368	757
Schlumberger NV, Cl A	20,278	1,055
Targa Resources Corp	3,300	287
Valero Energy Corp	4,974	647
Williams Cos Inc/The	17,329	604

		22,270
Financials — 10.3%
Aflac Inc	7,671	633
Allstate Corp/The	3,790	531
American Express Co	8,297	1,554
American International Group Inc	9,969	675
Ameriprise Financial Inc	1,423	540
Aon PLC, Cl A	2,876	837
Arch Capital Group Ltd *	5,325	395
Arthur J Gallagher & Co	3,019	679
Assurant Inc	743	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of America Corp	98,600	$3,320
Bank of New York Mellon Corp/The	10,813	563
Berkshire Hathaway Inc, Cl B *	25,980	9,266
BlackRock Inc	1,961	1,592
Blackstone Inc, Cl A	10,100	1,322
Brown & Brown Inc	3,339	237
Capital One Financial Corp	5,398	708
Cboe Global Markets Inc	1,527	273
Charles Schwab Corp/The	21,216	1,460
Chubb Ltd	5,793	1,309
Cincinnati Financial Corp	2,303	238
Citigroup Inc	27,420	1,410
Citizens Financial Group Inc	6,908	229
CME Group Inc, Cl A	5,172	1,089
Comerica Inc	1,983	111
Discover Financial Services	3,608	406
Everest Group Ltd	573	203
FactSet Research Systems Inc	574	274
Fidelity National Information Services Inc, Cl B	8,535	513
Fifth Third Bancorp	9,919	342
Fiserv Inc, Cl A *	8,577	1,139
FleetCor Technologies Inc *	1,044	295
Franklin Resources Inc	4,243	126
Global Payments Inc	3,759	477
Globe Life Inc	1,300	158
Goldman Sachs Group Inc/The	4,655	1,796
Hartford Financial Services Group Inc/The	4,299	346
Huntington Bancshares Inc/OH	20,762	264
Intercontinental Exchange Inc	8,108	1,041
Invesco Ltd	6,878	123
Jack Henry & Associates Inc	1,050	172
JPMorgan Chase & Co	41,198	7,008
KeyCorp	13,712	197
Loews Corp	2,755	192
M&T Bank Corp	2,376	326
MarketAxess Holdings Inc	553	162
Marsh & McLennan Cos Inc	7,015	1,329
Mastercard Inc, Cl A	11,770	5,020
MetLife Inc	8,811	583
Moody's Corp	2,262	883
Morgan Stanley	18,028	1,681
MSCI Inc, Cl A	1,099	622
Nasdaq Inc, Cl A	4,891	284
Northern Trust Corp	3,022	255
PayPal Holdings Inc *	15,359	943
PNC Financial Services Group Inc/The	5,681	880
Principal Financial Group Inc, Cl A	3,267	257
Progressive Corp/The	8,368	1,333
Prudential Financial Inc	5,260	546
Raymond James Financial Inc	2,693	300
Regions Financial Corp	13,734	266

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
S&P Global Inc	4,661	$2,053
Synchrony Financial	6,144	235
T Rowe Price Group Inc	3,289	354
Travelers Cos Inc/The	3,304	629
Truist Financial Corp	19,248	711
US Bancorp	22,170	960
Visa Inc, Cl A	22,718	5,915
W R Berkley Corp	2,857	202
Wells Fargo & Co	51,711	2,545
Willis Towers Watson PLC	1,538	371
Zions Bancorp NA	2,233	98

		73,911
Health Care — 10.1%
Abbott Laboratories	24,753	2,725
AbbVie Inc	25,192	3,904
Agilent Technologies Inc	4,209	585
Align Technology Inc *	998	273
Amgen Inc, Cl A	7,654	2,204
Baxter International Inc	7,349	284
Becton Dickinson & Co	4,158	1,014
Biogen Inc *	2,036	527
Bio-Rad Laboratories Inc, Cl A *	333	107
Bio-Techne Corp	2,392	185
Boston Scientific Corp *	20,884	1,207
Bristol-Myers Squibb Co	29,010	1,488
Cardinal Health Inc	3,523	355
Catalent Inc *	2,577	116
Cencora Inc, Cl A	2,399	493
Centene Corp *	7,682	570
Charles River Laboratories International Inc *	765	181
Cigna Group/The	4,204	1,259
Cooper Cos Inc/The, Cl A	666	252
CVS Health Corp	18,347	1,449
Danaher Corp, Cl A	9,362	2,166
DaVita Inc *	715	75
DENTSPLY SIRONA Inc	3,221	115
Dexcom Inc *	5,566	691
Edwards Lifesciences Corp, Cl A *	8,651	660
Elevance Health Inc	3,316	1,564
Eli Lilly & Co	11,374	6,630
GE HealthCare Technologies Inc	5,543	429
Gilead Sciences Inc	17,755	1,438
HCA Healthcare Inc	2,853	772
Henry Schein Inc *	1,849	140
Hologic Inc *	3,529	252
Humana Inc	1,765	808
IDEXX Laboratories Inc *	1,143	634
Illumina Inc *	2,337	325
Incyte Corp *	2,671	168
Insulet Corp *	1,000	217
Intuitive Surgical Inc *	4,982	1,681

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IQVIA Holdings Inc *	2,615	$605
Johnson & Johnson	34,354	5,385
Laboratory Corp of America Holdings	1,253	285
McKesson Corp	1,908	883
Medtronic PLC	18,987	1,564
Merck & Co Inc	36,211	3,948
Mettler-Toledo International Inc *	260	315
Moderna Inc *	4,681	465
Molina Healthcare Inc *	860	311
Pfizer Inc	80,522	2,318
Quest Diagnostics Inc	1,596	220
Regeneron Pharmaceuticals Inc *	1,551	1,362
ResMed Inc	2,064	355
Revvity Inc	1,883	206
STERIS PLC	1,374	302
Stryker Corp	4,812	1,441
Teleflex Inc	700	175
Thermo Fisher Scientific Inc	5,549	2,945
UnitedHealth Group Inc	13,187	6,943
Universal Health Services Inc, Cl B	892	136
Vertex Pharmaceuticals Inc *	3,695	1,503
Viatris Inc, Cl W	17,483	189
Waters Corp *	846	279
West Pharmaceutical Services Inc	1,079	380
Zimmer Biomet Holdings Inc	2,973	362
Zoetis Inc, Cl A	6,617	1,306

		72,126
Industrials — 7.0%
3M Co	7,917	865
A O Smith Corp	1,710	141
Allegion plc	1,233	156
American Airlines Group Inc *	9,781	134
AMETEK Inc	3,310	546
Automatic Data Processing Inc	5,892	1,373
Axon Enterprise Inc *	1,000	258
Boeing Co/The *	8,087	2,108
Broadridge Financial Solutions Inc	1,734	357
Builders FirstSource Inc *	1,700	284
Carrier Global Corp	12,042	692
Caterpillar Inc, Cl A	7,238	2,140
Ceridian HCM Holding Inc *	2,306	155
CH Robinson Worldwide Inc	1,698	147
Cintas Corp	1,198	722
Copart Inc *	12,510	613
CSX Corp	28,514	989
Cummins Inc	1,980	474
Deere & Co	3,802	1,520
Delta Air Lines Inc, Cl A	9,387	378
Dover Corp	2,041	314
Eaton Corp PLC	5,692	1,371
Emerson Electric Co	8,120	790
Equifax Inc	1,765	436

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Expeditors International of Washington Inc	2,192	$279
Fastenal Co, Cl A	8,231	533
FedEx Corp	3,295	834
Fortive Corp	5,170	381
Generac Holdings Inc *	883	114
General Dynamics Corp	3,264	848
General Electric Co	15,482	1,976
Honeywell International Inc	9,432	1,978
Howmet Aerospace Inc	5,632	305
Hubbell Inc, Cl B	800	263
Huntington Ingalls Industries Inc, Cl A	573	149
IDEX Corp	1,048	227
Illinois Tool Works Inc	3,963	1,038
Ingersoll Rand Inc	5,779	447
Jacobs Solutions Inc	1,832	238
JB Hunt Transport Services Inc	1,187	237
Johnson Controls International PLC	9,885	570
L3Harris Technologies Inc	2,687	566
Leidos Holdings Inc	2,004	217
Lockheed Martin Corp	3,123	1,415
Masco Corp	3,259	218
Nordson Corp	763	202
Norfolk Southern Corp	3,271	773
Northrop Grumman Corp	2,061	965
Old Dominion Freight Line Inc, Cl A	1,263	512
Otis Worldwide Corp	5,935	531
PACCAR Inc	7,450	727
Parker-Hannifin Corp, Cl A	1,786	823
Paychex Inc	4,591	547
Paycom Software Inc	687	142
Pentair PLC	2,364	172
Quanta Services Inc	2,083	449
Republic Services Inc	2,898	478
Robert Half Inc	1,584	139
Rockwell Automation Inc	1,655	514
Rollins Inc	3,520	154
RTX Corp	20,431	1,719
Snap-on Inc	718	207
Southwest Airlines Co, Cl A	8,527	246
Stanley Black & Decker Inc	2,299	226
Textron Inc	2,886	232
Trane Technologies PLC	3,237	789
TransDigm Group Inc	737	746
Uber Technologies Inc *	29,300	1,804
Union Pacific Corp	8,685	2,133
United Airlines Holdings Inc *	4,578	189
United Parcel Service Inc, Cl B	10,276	1,616
United Rentals Inc	918	526
Veralto	3,120	257
Verisk Analytics Inc, Cl A	2,015	481
Waste Management Inc	5,287	947
Westinghouse Air Brake Technologies Corp	2,562	325

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger Inc	625	$518
Xylem Inc/NY	3,466	396

		50,281
Information Technology — 22.9%
Accenture PLC, Cl A	8,953	3,142
Adobe Inc *	6,538	3,901
Advanced Micro Devices Inc *	23,058	3,399
Akamai Technologies Inc *	2,163	256
Amphenol Corp, Cl A	8,475	840
Analog Devices Inc	7,120	1,414
ANSYS Inc *	1,240	450
Apple Inc	208,559	40,154
Applied Materials Inc	11,992	1,944
Arista Networks Inc *	3,600	848
Autodesk Inc, Cl A *	3,010	733
Broadcom Inc	6,261	6,989
Cadence Design Systems Inc *	3,864	1,052
CDW Corp/DE	1,878	427
Cisco Systems Inc	58,080	2,934
Cognizant Technology Solutions Corp, Cl A	7,207	544
Corning Inc, Cl B	11,134	339
Enphase Energy Inc *	1,988	263
EPAM Systems Inc *	818	243
F5 Inc, Cl A *	849	152
Fair Isaac Corp *	400	466
First Solar Inc *	1,500	258
Fortinet Inc *	9,000	527
Gartner Inc *	1,071	483
Gen Digital Inc	8,009	183
Hewlett Packard Enterprise Co	18,524	314
HP Inc	12,321	371
Intel Corp	59,762	3,003
International Business Machines Corp	13,028	2,131
Intuit Inc	4,022	2,514
Jabil Inc	1,800	229
Juniper Networks Inc	4,454	131
Keysight Technologies Inc *	2,587	412
KLA Corp	1,910	1,110
Lam Research Corp	1,827	1,431
Microchip Technology Inc	7,839	707
Micron Technology Inc	15,644	1,335
Microsoft Corp	106,006	39,862
Monolithic Power Systems Inc	670	423
Motorola Solutions Inc	2,414	756
NetApp Inc	3,076	271
NVIDIA Corp	35,218	17,441
ON Semiconductor Corp *	6,199	518
Oracle Corp, Cl B	22,417	2,363
Palo Alto Networks Inc *	4,400	1,297
PTC Inc *	1,628	285
Qorvo Inc *	1,431	161
QUALCOMM Inc	15,903	2,300

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Roper Technologies Inc	1,523	$830
Salesforce Inc *	13,928	3,665
Seagate Technology Holdings PLC	2,705	231
ServiceNow Inc *	2,907	2,054
Skyworks Solutions Inc	2,346	264
Synopsys Inc *	2,191	1,128
TE Connectivity Ltd	4,461	627
Teledyne Technologies Inc *	690	308
Teradyne Inc	2,188	237
Texas Instruments Inc	12,904	2,200
Trimble Inc *	3,728	198
Tyler Technologies Inc *	609	255
VeriSign Inc *	1,312	270
Western Digital Corp *	4,624	242
Zebra Technologies Corp, Cl A *	677	185

		164,000
Materials — 2.0%
Air Products and Chemicals Inc	3,119	854
Albemarle Corp	1,690	244
Amcor PLC	21,272	205
Avery Dennison Corp	1,119	226
Ball Corp	4,490	258
Celanese Corp, Cl A	1,426	222
CF Industries Holdings Inc	2,736	218
Corteva Inc	10,204	489
Dow Inc	10,217	560
DuPont de Nemours Inc	6,145	473
Eastman Chemical Co	1,810	163
Ecolab Inc	3,610	716
FMC Corp	1,862	117
Freeport-McMoRan Inc, Cl B	20,712	882
International Flavors & Fragrances Inc	3,682	298
International Paper Co	5,008	181
Linde PLC	6,920	2,842
LyondellBasell Industries NV, Cl A	3,675	349
Martin Marietta Materials Inc, Cl A	892	445
Mosaic Co/The	4,756	170
Newmont Corp	16,655	689
Nucor Corp	3,562	620
Packaging Corp of America	1,335	218
PPG Industries Inc	3,389	507
Sherwin-Williams Co/The, Cl A	3,341	1,042
Steel Dynamics Inc	2,251	266
Vulcan Materials Co	1,931	438
Westrock Co	3,812	158

		13,850
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	2,295	291
American Tower Corp, Cl A ‡	6,627	1,431
AvalonBay Communities Inc ‡	2,045	383
Boston Properties Inc ‡	2,111	148

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Camden Property Trust ‡	1,600	$159
CBRE Group Inc, Cl A *	4,383	408
CoStar Group Inc *	5,859	512
Crown Castle Inc ‡	6,263	721
Digital Realty Trust Inc, Cl A ‡	4,341	584
Equinix Inc ‡	1,311	1,056
Equity Residential ‡	4,909	300
Essex Property Trust Inc ‡	915	227
Extra Space Storage Inc ‡	3,041	488
Federal Realty Investment Trust ‡	1,052	108
Healthpeak Properties Inc ‡	8,361	166
Host Hotels & Resorts Inc ‡	10,123	197
Invitation Homes Inc ‡	8,500	290
Iron Mountain Inc ‡	4,278	299
Kimco Realty Corp ‡	8,874	189
Mid-America Apartment Communities Inc ‡	1,739	234
Prologis Inc ‡	13,137	1,751
Public Storage ‡	2,269	692
Realty Income Corp ‡	10,174	584
Regency Centers Corp ‡	2,294	154
SBA Communications Corp, Cl A ‡	1,581	401
Simon Property Group Inc ‡	4,602	656
UDR Inc ‡	4,295	165
Ventas Inc ‡	5,837	291
VICI Properties Inc, Cl A ‡	14,556	464
Welltower Inc ‡	7,741	698
Weyerhaeuser Co ‡	10,305	358

		14,405
Utilities — 1.9%
AES Corp/The	9,455	182
Alliant Energy Corp	3,529	181
Ameren Corp	3,729	270
American Electric Power Co Inc	7,448	605
American Water Works Co Inc	2,823	373
Atmos Energy Corp	2,207	256
CenterPoint Energy Inc	9,182	262
CMS Energy Corp	4,187	243
Consolidated Edison Inc	5,028	457
Constellation Energy Corp	4,660	545
Dominion Energy Inc	12,048	566
DTE Energy Co	2,995	330
Duke Energy Corp	11,085	1,076
Edison International	5,427	388
Entergy Corp	2,947	298
Evergy Inc	3,443	180
Eversource Energy	4,901	302
Exelon Corp	14,109	506
FirstEnergy Corp	7,573	278
NextEra Energy Inc	28,821	1,751
NiSource Inc	6,044	160
NRG Energy Inc	3,196	165
PG&E Corp	29,727	536

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle West Capital Corp	1,617	$116
PPL Corp	10,744	291
Public Service Enterprise Group Inc	7,140	437
Sempra	9,122	682
Southern Co/The	15,485	1,086
WEC Energy Group Inc	4,579	385
Xcel Energy Inc	7,959	493

		13,400
Total Common Stock
(Cost $237,223) ($ Thousands)		570,468

FOREIGN COMMON STOCK — 0.1%

China — 0.1%
NXP Semiconductors NV	3,715	853

Total Foreign Common Stock
(Cost $749) ($ Thousands)		853

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	4,047,866	$4,048

Total Cash Equivalent
(Cost $4,048) ($ Thousands)		4,048

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $5,257) ($ Thousands)		1,805

Total Investments in Securities — 80.7%
(Cost $247,277) ($ Thousands)		$577,174

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $1,485) ($ Thousands)		$(374)

A list of the open exchange traded options contracts held by the Fund at December 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options
S&P 500 Index	21,639	$94,129	$4,350.00	7/20/2024	$1,539
S&P 500 Index	16,243	69,844	4,300.00	3/16/2024	266

Total Purchased Options		$163,973			$1,805
WRITTEN OPTIONS — (0.1)%
Put Options
S&P 500 Index	(16,243)	$(63,346)	3,900.00	03/16/2024	$(96)
S&P 500 Index	(21,639)	(71,409)	3,300.00	07/20/2024	(278)

Total Written Options		$(134,755)			$(374)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	274	Mar-2024	$63,615	$66,035	$2,420

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Dynamic Asset Allocation Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2023 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	U.S. CPI	Annually	2/27/2033	USD	103,200	$931	$–	$931
Fixed 0.280960%	Floating (MUTKCALM Index)	Annually	05/15/2026	JPY	102,200,000	910	–	910
0.29283%	JPY Unsecured Overnight Call Rate TONAR	Annually	05/15/2026	JPY	81,000,000	653	–	653
Floating EUROSTR OIS Compound	Fixed 3.087%	Annually	09/09/2025	EUR	470,000	4,780	–	4,780
USD-SOFR-OIS Compound	3.41%	Annually	12/11/2028	USD	399,757	1,639	–	1,639
3.432%	USD-SOFR-OIS Compound	Annually	12/11/2056	USD	42,027	(1,794)	–	(1,794)
Fixed 4.161%	Floating USD SOFR OIS Compound	Annually	11/02/2056	USD	84,588	(14,119)	–	(14,119)
Fixed 4.2625%	Floating USD SOFR OIS Compound	Annually	09/09/2025	USD	512,000	(2,805)	–	(2,805)
Floating USD SOFR OIS	Fixed 4.35%	Annually	11/02/2031	USD	330,000	14,686	–	14,686
						$4,881	$–	$4,881

A list of open OTC swap agreements held by the Fund at December 31, 2023 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	Bloomberg Commodity Index TR	3-Month Treasury Bill Rate + 7.5 BPS	Index Return	Annually	03/13/2024	USD	45,145	$1,023	$–	$1,023
Goldman Sachs	S&P 500 EQWG USD TR	SOFR Rate Index + 0.75 BPS	Index Return	Quarterly	01/31/2024	USD	64,811	10,750	–	10,750
								$11,773	$–	$11,773

Percentages are based on Net Assets of $715,134 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of December 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,779	$27,596	$(26,327)	$—	$—	$4,048	$55	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 21.7%

Communication Services — 1.8%
AVAYA Inc *	14,995	$98
Clear Channel Outdoor Holdings Inc, Cl A *	5,490	10
Madison Square Garden Entertainment, Cl A *	59	2
Pinterest Inc, Cl A *	62,757	2,325
Stagwell Inc, Cl A *	2,745	18
TKO Group Holdings Inc, Cl A	28,283	2,307
TripAdvisor Inc *	73,029	1,572
Urban One *	7,513	27
Urban One, Cl A *	8,541	34
Windstream Services *	11,015	102

		6,495
Consumer Discretionary — 1.6%
ADT Inc	7,245	50
Aquity Holdings Inc *(A)	3,945	1
Caesars Entertainment Inc *	2,136	100
Crocs Inc *	11,221	1,048
Everi Holdings Inc *	8,277	93
Golden Entertainment Inc	1,932	77
Guitar Center *(A)(B)	2,167	330
Monitronics International *(A)	443	7
PlayAGS Inc *	28,911	244
RH *	7,794	2,272
Shake Shack Inc, Cl A *	11,052	819
Vail Resorts Inc	3,440	734

		5,775
Consumer Staples — 0.2%
Kroger Co/The	14,471	661

Energy — 1.3%
Diamondback Energy Inc, Cl A	17,265	2,677
Greenfire Resources *	27,132	132
Parker Drilling Co *(A)(B)	4,414	48
Transocean Ltd *	285,436	1,813

		4,670
Financials — 2.2%
Assured Guaranty Ltd	37,714	2,822
Block Inc, Cl A *	30,018	2,322
LendingTree Inc *	10,079	306
Marqeta Inc, Cl A *	134,026	935
Oscar Health Inc, Cl A *	11,872	109
Robinhood Markets Inc, Cl A *	60,963	777
Unum Group	17,105	773

		8,044
Health Care — 0.1%
Carestream Health Holdings Inc *(A)	5,876	99
Community Health Systems Inc *	1,053	3
Envision Healthcare Corp *	28,454	214

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lannett *(A)	15,243	$27

		343
Industrials — 0.2%
Dycom Industries Inc *	6,839	787
Yellow Corp *	6,930	40

		827
Information Technology — 5.1%
Alteryx Inc, Cl A *	32,793	1,547
Confluent Inc, Cl A *	12,991	304
Corning Inc, Cl B	25,823	786
Elastic NV *	6,753	761
Entegris Inc	23,938	2,868
Everbridge Inc *	64,203	1,561
MongoDB Inc, Cl A *	1,825	746
Semtech Corp *	33,254	729
SentinelOne Inc, Cl A *	28,107	771
Sprinklr Inc, Cl A *	138,771	1,671
Unity Software Inc *	37,730	1,543
Vishay Intertechnology Inc	119,417	2,862
Zoom Video Communications Inc, Cl A *	32,123	2,310

		18,459
Materials — 6.3%
Alcoa Corp	68,882	2,342
Arctic Canadian Diamond Company Ltd *(A)	228	70
ATI Inc *	61,444	2,794
Burgundy Diamond Mines *	450,932	60
Century Aluminum Co *	236,687	2,873
Constellium, Cl A *	143,775	2,870
Cornerstone Chemical Co *(A)	11,111	180
Freeport-McMoRan Inc, Cl B	68,015	2,895
Libbey Glass Inc. *(A)	1,227	6
Materion Corp	22,567	2,937
Olin Corp	53,113	2,866
West Fraser Timber Co Ltd, Cl O	34,203	2,941

		22,834
Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	12,105	1,534
Camden Property Trust ‡	8,649	859
Copper Property CTL Pass-Through Trust	18,673	189
Essex Property Trust Inc ‡	6,217	1,541
Healthcare Realty Trust Inc, Cl A ‡	47,160	813
Kimco Realty Corp ‡	107,642	2,294
Park Hotels & Resorts Inc ‡	130,384	1,995
SL Green Realty Corp ‡	33,862	1,529

		10,754

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.0%
Lumileds Common Bright Bidco *	965	$—

Total Common Stock
(Cost $72,409) ($ Thousands)		78,862

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 21.6%
Communication Services — 1.9%
Altice France
5.500%, 10/15/2029 (C)	$245	192
Audacy Capital
6.750%, 03/31/2029 (B)(C)(D)	335	5
6.500%, 05/01/2027 (B)(C)(D)	220	4
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (C)	900	594
CCO Holdings
5.375%, 06/01/2029 (C)	75	71
4.500%, 08/15/2030 (C)	320	288
4.250%, 02/01/2031 (C)	125	109
4.250%, 01/15/2034 (C)	65	53
Charter Communications Operating
3.950%, 06/30/2062	155	98
DISH DBS
7.750%, 07/01/2026	545	380
7.375%, 07/01/2028	185	111
5.750%, 12/01/2028 (C)	320	255
5.250%, 12/01/2026 (C)	205	176
5.125%, 06/01/2029	220	113
Front Range BidCo
4.000%, 03/01/2027 (C)	220	176
Gray Escrow II
5.375%, 11/15/2031 (C)	540	408
Gray Television
7.000%, 05/15/2027 (C)	85	81
5.875%, 07/15/2026 (C)	5	5
4.750%, 10/15/2030 (C)	365	274
Level 3 Financing
10.500%, 05/15/2030 (C)	251	243
4.250%, 07/01/2028 (C)	150	74
3.875%, 11/15/2029 (C)	140	117
3.750%, 07/15/2029 (C)	145	62
3.625%, 01/15/2029 (C)	110	46
Lumen Technologies
4.000%, 02/15/2027 (C)	280	181
Spanish Broadcasting System
9.750%, 03/01/2026 (C)	610	354
Stagwell Global
5.625%, 08/15/2029 (C)	547	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Urban One
7.375%, 02/01/2028 (C)	$1,065	$905
Vmed O2 UK Financing I
4.250%, 01/31/2031 (C)	305	266
VTR Comunicaciones
5.125%, 01/15/2028 (C)	240	120
4.375%, 04/15/2029 (C)	105	53
Windstream Escrow
7.750%, 08/15/2028 (C)	795	696

		7,013

Consumer Discretionary — 5.8%
1011778 BC ULC
4.375%, 01/15/2028 (C)	260	248
Academy
6.000%, 11/15/2027 (C)	503	494
Altice Financing
5.750%, 08/15/2029 (C)	225	200
Bath & Body Works
7.600%, 07/15/2037	5	5
6.750%, 07/01/2036	310	312
6.625%, 10/01/2030 (C)	60	61
Brookfield Residential Properties
5.000%, 06/15/2029 (C)	20	18
4.875%, 02/15/2030 (C)	260	228
Caesars Entertainment
7.000%, 02/15/2030 (C)	395	405
6.250%, 07/01/2025 (C)	2,117	2,123
Caesars Resort Collection
5.750%, 07/01/2025 (C)	741	741
Carnival
10.500%, 06/01/2030 (C)	542	593
9.875%, 08/01/2027 (C)	35	37
6.000%, 05/01/2029 (C)	165	159
5.750%, 03/01/2027 (C)	295	288
4.000%, 08/01/2028 (C)	260	241
Clarios Global
6.750%, 05/15/2025 (C)	570	575
6.250%, 05/15/2026 (C)	740	741
CMG Media
8.875%, 12/15/2027 (C)	655	519
Dave & Buster's
7.625%, 11/01/2025 (C)	297	301
Diamond Sports Group
6.625%, 08/15/2027 (C)(D)	312	16
5.375%, 08/15/2026 (C)(D)	480	24
Empire Resorts
7.750%, 11/01/2026 (C)	735	634
Fertitta Entertainment
6.750%, 01/15/2030 (C)	101	89
Ford Motor Credit
7.350%, 03/06/2030	145	156

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.815%, 11/02/2027	$150	$140
2.900%, 02/10/2029	230	201
GrubHub Holdings
5.500%, 07/01/2027 (C)	290	244
Hilton Domestic Operating
4.000%, 05/01/2031 (C)	495	453
Jacobs Entertainment
6.750%, 02/15/2029 (C)	375	352
Las Vegas Sands
3.200%, 08/08/2024	2,232	2,189
Liberty Interactive
8.250%, 02/01/2030	745	316
McGraw-Hill Education
5.750%, 08/01/2028 (C)	120	116
Monitronics International
9.125%, 04/01/2020 (A)	550	–
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)	495	–
NCL
8.375%, 02/01/2028 (C)	90	95
8.125%, 01/15/2029 (C)	60	63
5.875%, 03/15/2026 (C)	416	406
5.875%, 02/15/2027 (C)	110	109
3.625%, 12/15/2024 (C)	1,168	1,135
PetSmart
7.750%, 02/15/2029 (C)	775	754
QVC
4.750%, 02/15/2027	690	546
4.450%, 02/15/2025	633	594
4.375%, 09/01/2028	95	69
Radiate Holdco
6.500%, 09/15/2028 (C)	100	49
4.500%, 09/15/2026 (C)	390	297
Royal Caribbean Cruises
11.625%, 08/15/2027 (C)	569	619
StoneMor
8.500%, 05/15/2029 (C)	355	279
Studio City Finance
5.000%, 01/15/2029 (C)	10	8
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (C)	312	310
Tapestry
7.850%, 11/27/2033	270	288
7.700%, 11/27/2030	270	284
7.350%, 11/27/2028	105	110
Viking Cruises
6.250%, 05/15/2025 (C)	879	877
WW International
4.500%, 04/15/2029 (C)	225	148
Wynn Las Vegas
5.500%, 03/01/2025 (C)	198	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Resorts Finance
5.125%, 10/01/2029 (C)	$542	$512
Yum! Brands
5.375%, 04/01/2032	160	157
3.625%, 03/15/2031	45	41

		21,166

Consumer Staples — 0.4%
Albertsons
4.875%, 02/15/2030 (C)	485	464
4.625%, 01/15/2027 (C)	160	156
Coty
6.500%, 04/15/2026 (C)	54	54
New Albertsons
8.700%, 05/01/2030	200	216
8.000%, 05/01/2031	40	43
Post Holdings
5.625%, 01/15/2028 (C)	235	233
Rite Aid
8.000%, 11/15/2026 (C)(D)	420	295
7.500%, 07/01/2025 (C)(D)	75	53

		1,514

Energy — 3.1%
Antero Midstream Partners
5.375%, 06/15/2029 (C)	190	183
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (C)	424	426
Baytex Energy
8.750%, 04/01/2027 (C)	292	302
Chesapeake Energy Corp
7.500%, 10/01/2026 (A)	170	3
7.000%, 10/01/2024 (A)	55	1
Civitas Resources
8.625%, 11/01/2030 (C)	125	133
Crescent Energy Finance
9.250%, 02/15/2028 (C)	260	270
CVR Energy
5.250%, 02/15/2025 (C)	225	225
EnLink Midstream
6.500%, 09/01/2030 (C)	240	245
5.625%, 01/15/2028 (C)	80	79
5.375%, 06/01/2029	230	225
Genesis Energy
8.000%, 01/15/2027	195	198
7.750%, 02/01/2028	95	96
Greenfire Resources
12.000%, 10/01/2028 (C)	235	233
Murphy Oil
5.875%, 12/01/2027	264	263
Nabors Industries
5.750%, 02/01/2025	147	147

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New Fortress Energy
6.500%, 09/30/2026 (C)		$240	$230
NGL Energy Operating
7.500%, 02/01/2026 (C)		581	587
PBF Holding
6.000%, 02/15/2028		568	553
Permian Resources Operating
9.875%, 07/15/2031 (C)		55	61
8.000%, 04/15/2027 (C)		637	660
Rockcliff Energy II
5.500%, 10/15/2029 (C)		449	424
Shelf Drilling Holdings
9.625%, 04/15/2029 (C)		235	230
SM Energy
6.625%, 01/15/2027		590	587
5.625%, 06/01/2025		2,103	2,078
Strathcona Resources
6.875%, 08/01/2026 (C)		295	282
Transocean
11.500%, 01/30/2027 (C)		872	911
8.000%, 02/01/2027 (C)		215	210
7.500%, 01/15/2026 (C)		338	332
7.500%, 04/15/2031		95	83
7.250%, 11/01/2025 (C)		403	397
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (C)		510	449

			11,103

Financials — 1.0%
CPI CG
8.625%, 03/15/2026 (C)		315	304
Finance of America Funding
7.875%, 11/15/2025 (C)		680	546
Freedom Mortgage
12.000%, 10/01/2028 (C)		90	98
6.625%, 01/15/2027 (C)		230	220
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (C)		275	259
LD Holdings Group
6.500%, 11/01/2025 (C)		265	246
6.125%, 04/01/2028 (C)		155	132
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (C)		285	266
5.625%, 01/15/2030 (C)		100	89
Navient
5.500%, 03/15/2029		130	120
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	16
3.500%, 01/23/2043		240	193
OneMain Finance
3.875%, 09/15/2028		$435	385

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PennyMac Financial Services
5.750%, 09/15/2031 (C)	$190	$176
4.250%, 02/15/2029 (C)	275	247
Starwood Property Trust
3.625%, 07/15/2026 (C)	320	303
WeWork US
15.000%, 08/15/2027 (C)(D)	287	95
11.000%, 08/15/2027 (C)(D)	360	72

		3,767

Health Care — 1.7%
Akumin
7.000%, 11/01/2025 (B)(C)(D)	865	701
Akumin Escrow
7.500%, 08/01/2028 (B)(C)(D)	300	227
CHS
5.250%, 05/15/2030 (C)	233	195
4.750%, 02/15/2031 (C)	270	212
Embecta
6.750%, 02/15/2030 (C)	330	287
Endo DAC
9.500%, 07/31/2027 (C)(D)	194	14
6.000%, 06/30/2028 (C)(D)	193	14
5.875%, 10/15/2024 (C)(D)	85	54
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (C)(D)	165	106
Envision Healthcare Corp
8.750%, 10/15/2026 (A)	145	1
Global Medical Response
6.500%, 10/01/2025 (C)	270	214
Jazz Securities DAC
4.375%, 01/15/2029 (C)	667	621
LifePoint Health
11.000%, 10/15/2030 (C)	473	498
Medline Borrower
3.875%, 04/01/2029 (C)	330	298
Molina Healthcare
4.375%, 06/15/2028 (C)	200	189
3.875%, 11/15/2030 (C)	125	113
Par Pharmaceutical
7.500%, 04/01/2027 (C)(D)	85	54
Prime Security Services Borrower
5.250%, 04/15/2024 (C)	274	272
Radiology Partners
9.250%, 02/01/2028 (C)	225	115
RP Escrow Issuer
5.250%, 12/15/2025 (C)	1,215	972
Team Health Holdings
13.500%, 06/30/2028	160	158
6.375%, 02/01/2025 (C)	110	92
Tenet Healthcare
6.750%, 05/15/2031 (C)	245	250

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 10/01/2028		$55	$55
6.125%, 06/15/2030		365	369
4.375%, 01/15/2030		220	204

			6,285

Industrials — 2.6%
American Airlines Group
3.750%, 03/01/2025 (C)		662	645
Avianca Midco 2
9.000%, 12/01/2028 (C)		208	182
Builders FirstSource
4.250%, 02/01/2032 (C)		240	216
Camelot Return Merger Sub
8.750%, 08/01/2028 (C)		337	342
CDW
4.125%, 05/01/2025		41	40
Cimpress
7.000%, 06/15/2026		531	519
Cornerstone Building Brands
6.125%, 01/15/2029 (C)		280	230
Delta Air Lines
7.000%, 05/01/2025 (C)		1,281	1,303
Garda World Security
6.000%, 06/01/2029 (C)		473	424
GFL Environmental
6.750%, 01/15/2031 (C)		261	269
3.750%, 08/01/2025 (C)		155	151
JELD-WEN
4.625%, 12/15/2025 (C)		960	929
PGT Innovations
4.375%, 10/01/2029 (C)		245	244
Pitney Bowes
7.250%, 03/15/2029 (C)		185	158
6.875%, 03/15/2027 (C)		215	201
TransDigm
7.125%, 12/01/2031 (C)		526	551
6.875%, 12/15/2030 (C)		270	278
6.250%, 03/15/2026 (C)		868	867
Uber Technologies
8.000%, 11/01/2026 (C)		1,217	1,240
United Airlines
4.625%, 04/15/2029 (C)		115	108
4.375%, 04/15/2026 (C)		115	112
United Rentals North America
4.000%, 07/15/2030		320	295
Verde Purchaser
10.500%, 11/30/2030 (C)		261	263

			9,567

Information Technology — 0.9%
Banff Merger Sub
8.375%, 09/01/2026	EUR	752	813

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CDW
5.500%, 12/01/2024	$24	$24
Ciena
4.000%, 01/31/2030 (C)	250	228
Coherent
5.000%, 12/15/2029 (C)	315	299
CommScope
8.250%, 03/01/2027 (C)	225	119
7.125%, 07/01/2028 (C)	620	294
6.000%, 03/01/2026 (C)	150	134
CommScope Technologies
6.000%, 06/15/2025 (C)	36	29
5.000%, 03/15/2027 (C)	35	15
McAfee
7.375%, 02/15/2030 (C)	676	617
Presidio Holdings
8.250%, 02/01/2028 (C)	119	120
Viasat
7.500%, 05/30/2031 (C)	245	192
ViaSat
6.500%, 07/15/2028 (C)	85	70
Virtusa
7.125%, 12/15/2028 (C)	408	349

		3,303

Materials — 1.3%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	280	251
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	545	510
Ball
3.125%, 09/15/2031	215	185
Berry Global
5.625%, 07/15/2027 (C)	200	199
Cornerstone Chemical
10.250%, 09/01/2027 (A)(B)(C)(D)	56	56
15.000%, 12/06/2028 (A)(C)	487	438
Domtar
6.750%, 10/01/2028 (C)	490	443
First Quantum Minerals
8.625%, 06/01/2031 (C)	250	212
Innophos Holdings
9.375%, 02/15/2028 (C)	250	227
Iris Holdings
8.750%, 02/15/2026 (C)	5	4
LSB Industries
6.250%, 10/15/2028 (C)	330	313
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)	223	217
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	460	–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NOVA Chemicals
4.875%, 06/01/2024 (C)	$127	$126
Olympus Water US Holding
9.750%, 11/15/2028 (C)	374	397
6.250%, 10/01/2029 (C)	266	236
Rain Carbon
12.250%, 09/01/2029 (C)	255	249
Rain CII Carbon
7.250%, 04/01/2025 (C)	6	6
Tacora Resources
13.000%, 11/03/2023 (A)(B)(C)(D)	23	23
8.250%, 05/15/2026 (B)(C)(D)	175	94
Tronox
4.625%, 03/15/2029 (C)	530	470

		4,656

Real Estate — 1.8%
Diversified Healthcare Trust
4.750%, 02/15/2028	100	77
4.375%, 03/01/2031	465	348
Park Intermediate Holdings
7.500%, 06/01/2025 (C)	776	780
Realogy Group
5.750%, 01/15/2029 (C)	295	229
5.250%, 04/15/2030 (C)	259	194
Service Properties Trust
5.500%, 12/15/2027	458	419
4.950%, 02/15/2027	786	712
4.750%, 10/01/2026	342	319
4.500%, 03/15/2025	478	467
4.375%, 02/15/2030	387	300
3.950%, 01/15/2028	519	425
VICI Properties
5.625%, 05/01/2024 (C)	995	992
4.625%, 06/15/2025 (C)	641	630
3.500%, 02/15/2025 (C)	454	442

		6,334

Utilities — 1.1%
Vistra Operations
5.625%, 02/15/2027 (C)	140	138
5.500%, 09/01/2026 (C)	55	54
5.125%, 05/13/2025 (C)	536	531
4.875%, 05/13/2024 (C)	93	92
4.375%, 05/01/2029 (C)	110	103
3.550%, 07/15/2024 (C)	2,941	2,900

		3,818

Total Corporate Obligations
(Cost $84,004) ($ Thousands)		78,526

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES — 18.9%
Merger Fund , Cl I	4,028,487	$68,323
Sprott Physical Uranium Trust	21,761	464

Total Registered Investment Companies
(Cost $65,743) ($ Thousands)		68,787

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 4.6%
Avaya Inc., Initial Term Loan, 1st Lien
13.856%, CME Term SOFR + 8.500%, 08/01/2028 (E)(F)	$765	673
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
9.238%, CME Term SOFR + 3.750%, 07/17/2028 (E)	–	—
BCP V Everise, 1st Lien
0.000%, 12/14/2029 (F)(G)	320	296
Bluecrest, Intial Term Loan, 2nd Lien
13.456%, 08/31/2027 (A)	79	77
Carestream Health, Inc., Term Loan, 1st Lien
12.948%, CME Term SOFR + 7.500%, 09/30/2027 (E)(F)	652	501
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.650%, 01/29/2027 (F)	164	113
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.400%, CME Term SOFR + 3.750%, 01/29/2027 (E)(F)	197	138
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.948%, CME Term SOFR + 3.500%, 12/17/2026 (E)	119	110
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
12.500%, 01/04/2026 (E)(F)	243	134
Cooper’s Hawk Intermediate Holding, LLC, 2022 Incremental Term Loan, 1st Lien
11.970%, CME Term SOFR + 6.500%, 10/31/2026 (E)	44	44
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
11.970%, 10/31/2026 (E)	233	228
DMT Solutions Global Corp, Initial Term Loan
13.488%, 08/30/2027 (A)	67	65
13.483%, 08/30/2027 (A)	67	65
13.456%, 08/30/2027 (A)	67	64
Dominion Diamond, 1st Lien
10.000%, 06/30/2026 (A)	170	170

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Domtar Corporation, Initial Term Loan, 1st Lien
10.970%, 11/30/2028 (E)	$104	$102
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.970%, CME Term SOFR + 7.500%, 11/23/2026 (A)(E)	155	151
Epic Y-Grade Services, LP, Term Loan, 1st Lien
11.488%, 06/30/2027 (E)(F)	1,212	1,181
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.895%, CME Term SOFR + 4.250%, 03/14/2025 (E)(F)	626	488
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.934%, CME Term SOFR + 4.250%, 10/02/2025 (E)(F)	1,019	794
Hubbard Radio, LLC, 1st Lien
9.730%, 03/28/2025	192	157
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (A)(D)(E)	378	—
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (A)(D)	92	92
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.956%, 11/22/2027 (F)	458	437
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.975%, 12/31/2026 (F)	1,813	1,344
LifeScan Global Corporation, Initial Term Loan, 2nd Lien
14.975%, CME Term SOFR + 9.500%, 03/31/2027 (E)	85	51
Mad Engine Term Loan, 1st Lien
0.000%, 07/15/2027 (F)(G)	263	186
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.645%, CME Term SOFR + 5.000%, 07/27/2028 (E)	1,181	830
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
12.595%, 02/16/2025	285	281
Matrix Parent, Inc., Initial Term Loan, 1st Lien
10.498%, CME Term SOFR + 5.000%, 03/01/2029 (E)(F)	600	408
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.128%, CME Term SOFR + 5.750%, 08/18/2028 (E)	78	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
10.390%, CME Term SOFR + 4.750%, 08/18/2028 (E)(F)	$882	$615
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
10.220%, CME Term SOFR + 4.750%, 07/28/2028 (E)	229	229
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.639%, 10/26/2028 (E)	191	140
Pinnacle Service Brands, LLC, Initial Term Loan, 1st Lien
13.633%, CME Term SOFR + 8.000%, 03/22/2026 (A)(E)	200	190
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
9.650%, CME Term SOFR + 4.000%, 06/22/2026 (E)(F)	539	419
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
14.483%, 03/20/2024 (B)	194	144
Procera Networks, Inc., Initial Term Loan, 1st Lien
9.970%, CME Term SOFR + 4.500%, 10/31/2025 (E)	474	382
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.783%, CME Term SOFR + 4.250%, 02/01/2029 (E)(F)	409	311
Radiate Holdco, LLC, Amendment No. 6 Term B Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 09/25/2026 (E)	237	189
Radiology Partners, Inc., Term B Loan, 1st Lien
10.179%, CME Term SOFR + 4.250%, 07/09/2025 (E)(F)	409	328
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 10/02/2028 (E)(F)	–	—
S&S Holdings LLC, Initial Term Loan, 1st Lien
10.408%, CME Term SOFR + 5.000%, 03/11/2028 (E)(F)	–	—
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 12/17/2027 (E)(F)	139	121
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 12/17/2027 (E)(F)	218	190

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.706%, CME Term SOFR + 4.250%, 06/30/2028 (E)	$230	$203
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.416%, CME Term SOFR + 5.000%, 06/30/2028 (E)(F)	–	—
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
12.348%, CME Term SOFR + 7.000%, 05/13/2027 (E)	538	469
Team Health Holdings, Inc., Extended Term Loan
0.000%, 03/02/2027 (G)	–	—
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.633%, CME Term SOFR + 5.250%, 03/02/2027 (E)(F)	1,213	918
TransDigm Inc., Tranche I Term Loan, 1st Lien
8.598%, CME Term SOFR + 3.250%, 08/24/2028 (E)	144	145
Travelport Finance (Luxembourg) S.a r.l., Consented Term Loan, Other
13.890%, CME Term SOFR + 8.500%, 05/29/2026 (E)(F)	–	—
Vida Capital, Inc., Initial Term Loan, 1st Lien
11.470%, 10/01/2026 (F)	1,033	878
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.740%, 06/30/2028 (F)	269	275
Wellful Inc., Initial Term Loan, 1st Lien
11.720%, CME Term SOFR + 6.250%, 04/21/2027 (E)(F)	578	509
WW International, Inc., Initial Term Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 04/13/2028 (E)	8	5
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.610%, 10/02/2028 (F)	848	504
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.000%, 03/09/2027 (E)(F)	356	305

Total Loan Participations
(Cost $17,737) ($ Thousands)		16,703

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bills
5.383%, 01/25/2024 (H)	$2,350	$2,342
5.355%, 01/18/2024 (H)	3,650	3,641
5.341%, 02/08/2024 (H)	600	597
5.324%, 02/01/2024 (H)	2,000	1,991
5.301%, 03/07/2024 (H)	1,300	1,288
5.299%, 02/29/2024 (H)	2,000	1,983
5.278%, 02/13/2024 (H)	300	298
U.S. Treasury Bonds
4.750%, 11/15/2043	146	157
4.125%, 08/15/2053	48	48
U.S. Treasury Notes
4.500%, 11/15/2033	235	247
4.375%, 11/30/2028	464	475

Total U.S. Treasury Obligations
(Cost $13,036) ($ Thousands)		13,067

	Shares
FOREIGN COMMON STOCK — 1.6%

Australia — 0.8%
Lynas Rare Earths *	218,303	1,067
South32 Ltd	749,498	1,703

		2,770

Belgium — 0.2%
X-Fab Silicon Foundries *	79,372	892

Canada — 0.6%
Hudbay Minerals	202,950	1,120
NexGen Energy *	143,981	1,008

		2,128

Norway — 0.0%
OKEA	65,649	172

Total Foreign Common Stock
(Cost $6,798) ($ Thousands)		5,962

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.2%
Authentic Brands
5.000%, 09/01/2029(A)	32	32
Liberty Interactive
4.000%, 11/15/2029	55	13
3.750%, 02/15/2030	524	131

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
North Sea Natural Resources
0.000%, 01/23/2028(A)(G)	$94	$27
0.000%, 01/23/2028(A)(G)	7	5
0.000%, 01/23/2028(A)(G)	15	4
Silver Airways LLC
15.000%, 12/31/2027(A)	708	579

Total Convertible Bonds
(Cost $1,095) ($ Thousands)		791

	Shares
PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.0%
Guitar Center *(A)(B)	39	4

Information Technology — 0.1%
Syniverse *(A)	496,393	475

Total Preferred Stock
(Cost $491) ($ Thousands)		479

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 0.1%
Non-Agency Mortgage-Backed Obligations — 0.1%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
9.699%, TSFR1M + 4.337%, 06/15/2027(C)(E)	$245	245
TRTX, Ser 2021-FL4, Cl D
9.076%, TSFR1M + 3.714%, 03/15/2038(C)(E)	100	90
TRTX, Ser 2021-FL4, Cl E
9.826%, TSFR1M + 4.464%, 03/15/2038(C)(E)	100	90

		425
Total Mortgage-Backed Securities
(Cost $444) ($ Thousands)		425

	Number of Warrants
WARRANTS — 0.1%
Cornerstone Chemical Warrants
Strike Price $– *‡‡(A)	15,371	249
Greenfire RES, Expires 09/20/2028
Strike Price $– *	1,088	1
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(A)(B)	574	33
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(A)(B)	574	16

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Silver Airways LLC
Strike Price $– *‡‡(A)	–	$–
Tacora Resources
Strike Price $– *‡‡(A)(B)	614,882	–

Total Warrants
(Cost $301) ($ Thousands)		299

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 0.0%
Other Asset-Backed Securities — 0.0%

STWD, Ser 2021-FL2, Cl D
8.273%, TSFR1M + 2.914%, 04/18/2038(C)(E)	$100	88
STWD, Ser 2021-FL2, Cl E
9.023%, TSFR1M + 3.664%, 04/18/2038(C)(E)	100	87

Total Asset-Backed Securities
(Cost $200) ($ Thousands)		175

	Shares
CASH EQUIVALENTS — 21.9%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
5.200%**	872,063	872
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	78,968,722	78,969

Total Cash Equivalents
(Cost $79,841) ($ Thousands)		79,841

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $68) ($ Thousands)		61

Total Investments in Securities — 94.4%
(Cost $342,167) ($ Thousands)		$343,978

COMMON STOCK SOLD SHORT— (9.0)%
Communication Services — (0.6)%
fuboTV *	(64,266)	(204)
Shutterstock Inc	(8,034)	(388)
Yelp Inc, Cl A *	(30,971)	(1,466)

		(2,058)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Consumer Discretionary — (1.3)%
Asbury Automotive Group Inc *	(1,727)	$(389)
Dick's Sporting Goods Inc	(69)	(10)
Modine Manufacturing Co *	(6,705)	(401)
Red Rock Resorts Inc, Cl A	(2,424)	(129)
Stitch Fix Inc, Cl A *	(180,723)	(645)
Texas Roadhouse Inc, Cl A	(4,849)	(593)
Ulta Beauty Inc *	(2,372)	(1,162)
YETI Holdings Inc *	(29,050)	(1,504)

		(4,833)

Consumer Staples — (0.2)%
Dollar General Corp	(2,958)	(402)
Estee Lauder Cos Inc/The, Cl A	(2,725)	(399)

		(801)

Financials — (1.0)%
Affirm Holdings Inc, Cl A *	(39,101)	(1,921)
Goldman Sachs Group Inc/The	(2,559)	(987)
Navient Corp	(20,374)	(379)
Pinnacle Financial Partners Inc	(4,431)	(387)
TriplePoint Venture Growth BDC	(13,493)	(147)

		(3,821)

Health Care — (0.3)%
Johnson & Johnson	(6,190)	(970)

Industrials — (0.8)%
ArcBest Corp	(5,572)	(670)
Expeditors International of Washington Inc	(7,013)	(892)
Matson Inc	(5,083)	(557)
Otis Worldwide Corp	(10,651)	(953)

		(3,072)

Information Technology — (3.2)%
Accenture PLC, Cl A	(1,685)	(591)
Check Point Software Technologies Ltd *	(2,577)	(394)
Cisco Systems Inc	(15,480)	(782)
Juniper Networks Inc	(39,633)	(1,169)
Microchip Technology Inc	(8,417)	(759)
MicroStrategy Inc, Cl A *	(667)	(421)
Monday.com Ltd *	(3,054)	(574)
NVIDIA Corp	(1,918)	(950)
ON Semiconductor Corp *	(13,886)	(1,160)
Oracle Corp, Cl B	(9,166)	(966)
QUALCOMM Inc	(6,792)	(982)
Smartsheet Inc, Cl A *	(10,936)	(523)
Snowflake Inc, Cl A *	(5,837)	(1,162)
Xerox Holdings Corp	(64,330)	(1,179)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		(11,612)

Materials — (0.3)%
Freeport-McMoRan Inc, Cl B	(8,991)	$(383)
Nucor Corp	(2,186)	(380)
Steel Dynamics Inc	(3,208)	(379)

		(1,142)

Real Estate — (1.3)%
Federal Realty Investment Trust	(5,531)	(570)
Gaming and Leisure Properties Inc	(12,051)	(595)
Lamar Advertising Co, Cl A	(14,064)	(1,495)
Regency Centers Corp	(8,664)	(580)
Simon Property Group Inc	(1,604)	(229)
Vornado Realty Trust	(40,659)	(1,148)

		(4,617)

Total Common Stock Sold Short
(Proceeds $29,805) ($ Thousands)		(32,926)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.8)%
Communication Services — (0.4)%
AMC Networks
4.750%, 08/01/2025	$(198)	(193)
Clear Channel Outdoor Holdings Inc
9.000%, 09/15/2028 (C)	(390)	(407)
5.125%, 08/15/2027 (C)	(678)	(647)
		(1,247)
Consumer Discretionary — (0.8)%
Dana
5.625%, 06/15/2028	(335)	(330)
4.250%, 09/01/2030	(134)	(119)
Fertitta Entertainment
4.625%, 01/15/2029 (C)	(440)	(399)
Hanesbrands
9.000%, 02/15/2031 (C)	(575)	(563)
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (C)	(310)	(286)
Marriott Ownership Resorts
4.500%, 06/15/2029 (C)	(310)	(273)
MGM Resorts International
4.750%, 10/15/2028	(121)	(115)
Newell Brands
6.375%, 09/15/2027	(185)	(184)
Tempur Sealy International
4.000%, 04/15/2029 (C)	(135)	(122)
3.875%, 10/15/2031 (C)	(115)	(97)
Univision Communications
8.000%, 08/15/2028 (C)	(200)	(207)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
7.375%, 06/30/2030 (C)	$(329)	$(328)
		(3,023)
Consumer Staples — (0.3)%
B&G Foods
8.000%, 09/15/2028 (C)	(182)	(191)
5.250%, 09/15/2027	(382)	(347)
Walgreens Boots Alliance
4.800%, 11/18/2044	(200)	(167)
4.100%, 04/15/2050	(81)	(59)
3.200%, 04/15/2030	(400)	(352)
		(1,116)
Energy — (0.2)%
Nabors Industries
9.125%, 01/31/2030 (C)	(365)	(366)
Vital Energy
10.125%, 01/15/2028	(107)	(110)
9.750%, 10/15/2030	(268)	(278)
		(754)
Health Care — (0.3)%
AdaptHealth
6.125%, 08/01/2028 (C)	(75)	(65)
5.125%, 03/01/2030 (C)	(295)	(230)
Embecta
5.000%, 02/15/2030 (C)	(422)	(358)
Fortrea Holdings
7.500%, 07/01/2030 (C)	(319)	(327)
		(980)
Industrials — (0.3)%
3M MTN
3.375%, 03/01/2029	(479)	(448)
Allied Universal Holdco
9.750%, 07/15/2027 (C)	(255)	(250)
6.000%, 06/01/2029 (C)	(105)	(86)
CoreLogic
4.500%, 05/01/2028 (C)	(380)	(333)
		(1,117)
Materials — (0.5)%
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (C)	(269)	(250)
6.625%, 04/15/2029 (C)	(255)	(251)
FMG Resources August 2006 Pty
6.125%, 04/15/2032 (C)	(235)	(237)
5.875%, 04/15/2030 (C)	(205)	(203)
LABL
8.250%, 11/01/2029 (C)	(205)	(173)
5.875%, 11/01/2028 (C)	(243)	(220)
Scotts Miracle-Gro
4.500%, 10/15/2029	(383)	(340)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Tronox
4.625%, 03/15/2029 (C)	$(195)	$(173)
		(1,847)
Total Corporate Obligations Sold Short
(Proceeds $9,682) ($ Thousands)		(10,084)

U.S. TREASURY OBLIGATIONS SOLD SHORT — (0.4)%
U.S. Treasury Notes
4.500%, 11/15/2033	$(232)	(244)
4.375%, 11/30/2028	(907)	(928)
4.375%, 11/30/2030	(240)	(247)
Total U.S. Treasury Obligations Sold Short
(Proceeds $1,388) ($ Thousands)		(1,419)

	Shares
FOREIGN COMMON STOCK SOLD SHORT —(0.4)%
Denmark — (0.4)%
Demant A/S *	(29,394)	(1,289)

Total Foreign Common Stock Sold Short
(Proceeds $956) ($ Thousands)		(1,289)

Total Investments Sold Short — (12.6)%
(Proceeds $41,831) ($ Thousands)		$(45,718)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $24) ($ Thousands)		$(22)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Continued)

A list of the open exchange traded option contracts held by the Fund at December 31, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
S&P 500 Index	6	$2,862	$4,600.00	3/16/2024	$32
S&P 500 Index	8	3,816	4,600.00	3/16/2024	28
S&P 500 Index	2	954	4,400.00	1/20/2024	–

		7,632			60

Call Options
The Goodyear Tire & Rubber Company	73	104	15.00	1/20/2024	1

Total Purchased Options		$7,736			$61
WRITTEN OPTIONS — (0.0)%
Put Options
S&P 500 Index	(2)	$(954)	4,200.00	01/20/2024	$–
S&P 500 Index	(8)	(3,816)	4,300.00	03/16/2024	(9)
S&P 500 Index	(6)	(2,862)	4,300.00	03/16/2024	(13)

Total Written Options		$(7,632)			$(22)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/25/24	EUR	192	USD	205	$(7)
Barclays PLC	03/14/24	AUD	149	USD	100	(2)
BNYMellon	03/20/24	EUR	762	USD	825	(19)
						$(28)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2023, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.41	5.00%	Quarterly	12/20/2028	$258	$(15)	$(3)	$(12)
CDX.HY.41	5.00%	Quarterly	12/20/2028	261	(15)	(8)	(7)
CDX.HY.41	5.00%	Quarterly	12/20/2028	156	(9)	(5)	(4)
CDX.HY.41	5.00%	Quarterly	12/20/2028	514	(30)	(4)	(26)
CDX.IG.41	1.00%	Quarterly	12/20/2028	1,305	(25)	(16)	(9)
CDX.IG.41	1.00%	Quarterly	12/20/2028	1,309	(26)	(17)	(9)
CDX.IG.41	1.00%	Quarterly	12/20/2028	523	(10)	(8)	(2)
CDX.IG.41	1.00%	Quarterly	12/20/2028	1,046	(20)	(18)	(2)
CDX.IG.41	1.00%	Quarterly	12/20/2028	1,307	(26)	(18)	(8)
					$(176)	$(97)	$(79)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Strategy Alternative Fund (Concluded)

Percentages are based on Net Assets of $364,192 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2023.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2023 was $1,685 ($ Thousands) and represented 0.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $55,929 ($ Thousands), representing 15.4% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Unsettled bank loan. Interest rate may not be available.
(G)	No interest rate available.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Perpetual security with no stated maturity date.

The following is a summary of the transactions with affiliates for the period ended December 31, 2023 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$92,197	$125,429	$(138,657)	$—	$—	$78,969	$1,143	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2023, is as follows:

Description	Face Amount ($ Thousands)/Shares/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Akumin	$865	10/26/2020	$748	$701
Akumin Escrow	300	7/30/2021	279	227
Audacy Capital	335	3/12/2021	236	5
Audacy Capital	220	4/24/2021	140	4
Cornerstone Chemical	56	9/28/2023	58	56
Northwest Acquisitions ULC	460	10/1/2019	419	–
Tacora Resources	175	5/7/2021	188	94
Tacora Resources	23	5/24/2023	23	23
Common Stock
Guitar Center	2,167	1/8/2021	275	330
Parker Drilling Co	4,414	3/26/2019	56	48
Loan Participations
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	194	3/21/2019	190	144
Preferred Stock
Guitar Center	39	1/8/2021	4	4
Warrants
Guitar Center	574	1/8/2021	31	33
Guitar Center	574	1/8/2021	21	16
Tacora Resources	614,882	5/24/2023	–	–
			$2,668	$1,685

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Liquid Alternative Fund

A list of the open future contracts held by the Fund at December 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	27	Sep-2025	$6,502	$6,533	$31
Euro FX	2	Mar-2024	277	277	–
MSCI EAFE Index	10	Mar-2024	1,084	1,126	42
NASDAQ 100 Index E-MINI	2	Mar-2024	647	681	34
Russell 2000 Index E-MINI	4	Mar-2024	377	410	33
S&P 500 Index E-MINI	8	Mar-2024	1,881	1,928	47
S&P Mid Cap 400 Index E-MINI	2	Mar-2024	529	562	33
			11,297	11,517	220
Short Contracts
AUD USD Currency	(4)	Mar-2024	$(268)	$(274)	$(6)
CAD Currency	(13)	Mar-2024	(959)	(983)	(24)
Japanese Yen	(13)	Mar-2024	(1,143)	(1,166)	(23)
MSCI Emerging Markets	(22)	Mar-2024	(1,085)	(1,137)	(52)
U.S. 10-Year Treasury Note	(13)	Mar-2024	(1,429)	(1,468)	(39)
U.S. Dollar Index	(22)	Mar-2024	(2,276)	(2,222)	54
U.S. Long Treasury Bond	(14)	Mar-2024	(1,636)	(1,749)	(113)
			(8,796)	(8,999)	(203)
			$2,501	$2,518	$17

Percentages are based on Net Assets of $14,499 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 59.2%
U.S. Treasury Bills
5.483%, 04/18/2024 (A)	$14,199	$13,980
5.462%, 03/28/2024 ^(A)	54,861	54,180
5.446%, 03/14/2024 (A)	28,640	28,343
5.446%, 03/21/2024 ^(A)	94,633	93,555
5.430%, 01/30/2024 ^(A)	70,000	69,712
5.414%, 01/25/2024 ^(A)	11,717	11,677
5.414%, 02/01/2024 ^(A)	1,655	1,648
5.414%, 02/20/2024 (A)	300,000	297,848
5.414%, 05/16/2024 ^(A)	109,868	107,761
5.404%, 05/09/2024 ^(A)	156,600	153,739
5.392%, 01/18/2024 ^(A)	55,000	54,871
5.330%, 06/06/2024 ^(A)	95,056	92,976
5.267%, 06/20/2024 ^(A)	5,786	5,648
U.S. Treasury Inflation Protected Securities
1.625%, 10/15/2027	9,244	9,173
1.375%, 07/15/2033	3,242	3,143
1.375%, 02/15/2044	660	590
1.250%, 04/15/2028	9,232	8,991
1.125%, 01/15/2033	7,747	7,327
1.000%, 02/15/2046	1,169	955
1.000%, 02/15/2049	3,668	2,950
0.875%, 01/15/2029	1,340	1,283
0.750%, 07/15/2028	15,934	15,248
0.750%, 02/15/2045	980	766
0.625%, 01/15/2024	1,319	1,315
0.625%, 07/15/2032	17,472	15,960
0.625%, 02/15/2043	669	522
0.500%, 01/15/2028	11,475	10,858
0.375%, 07/15/2025	2,595	2,514
0.375%, 01/15/2027	2,547	2,421
0.375%, 07/15/2027	2,767	2,629
0.250%, 01/15/2025	649	630
0.250%, 07/15/2029	7,698	7,114
0.250%, 02/15/2050	359	234
0.125%, 07/15/2024	2,592	2,547
0.125%, 10/15/2025	2,372	2,280
0.125%, 04/15/2026	2,346	2,233
0.125%, 07/15/2026	1,284	1,223
0.125%, 04/15/2027	4,359	4,095
0.125%, 01/15/2030	6,458	5,852
0.125%, 07/15/2030	6,000	5,420
0.125%, 01/15/2031	16,547	14,767
0.125%, 07/15/2031	21,811	19,387
0.125%, 01/15/2032	19,090	16,764

Total U.S. Treasury Obligations
(Cost $1,162,960) ($ Thousands)		1,155,129

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 12.3%

Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	31,184	$35,312
0.100%, 04/15/2026		2,407	2,608
0.100%, 04/15/2033		8,914	9,864
0.100%, 04/15/2046		1,518	1,661
French Republic Government Bond OAT
3.400%, 07/25/2029		741	955
1.850%, 07/25/2027		20,092	23,455
1.800%, 07/25/2040(B)		710	930
0.700%, 07/25/2030(B)		16,631	18,930
0.100%, 03/01/2026(B)		3,941	4,311
0.100%, 03/01/2028		2,485	2,707
0.100%, 03/01/2029		14,698	16,108
0.100%, 07/25/2031(B)		11,800	12,848
0.100%, 03/01/2032(B)		2,823	3,048
0.100%, 03/01/2036(B)		563	588
0.100%, 07/25/2038(B)		1,161	1,202
0.100%, 07/25/2047(B)		1,405	1,363
Inter-American Development Bank
2.625%, 01/16/2024^		$375	374
Italy Buoni Poliennali Del Tesoro
2.550%, 09/15/2041(B)	EUR	1,065	1,263
2.350%, 09/15/2024(B)		1,247	1,380
2.350%, 09/15/2035(B)		1,112	1,305
1.500%, 05/15/2029		2,056	2,275
1.300%, 05/15/2028(B)		611	675
1.250%, 09/15/2032(B)		2,479	2,658
0.650%, 05/15/2026		292	317
0.400%, 05/15/2030(B)		2,962	3,057
0.150%, 05/15/2051(B)		594	416
0.100%, 05/15/2033(B)		2,299	2,180
Korea International Bond
2.750%, 01/19/2027^		$1,000	958
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,236
2.500%, 07/17/2024		340	1,651
2.000%, 01/26/2035		932	3,002
1.250%, 11/22/2032		7,656	10,793
1.250%, 11/22/2055		1,573	2,175
0.750%, 11/22/2033		1,015	1,369
0.750%, 03/22/2034		8,948	11,985
0.250%, 03/22/2052		1,873	1,973
0.125%, 03/22/2024		1,091	1,377
0.125%, 03/22/2026		2,194	2,786
0.125%, 08/10/2028		11,203	14,456
0.125%, 03/22/2029		6,524	8,390
0.125%, 08/10/2031		3,860	4,992
0.125%, 03/22/2044		779	856
0.125%, 03/22/2046		5,862	6,266
0.125%, 08/10/2048		5,499	5,744
0.125%, 03/22/2058		5,168	5,025

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
0.125%, 11/22/2065	GBP	798	$759
0.125%, 03/22/2068		757	719

Total Sovereign Debt
(Cost $243,872) ($ Thousands)			239,302

	Shares
FOREIGN COMMON STOCK — 3.9%

Australia — 0.2%
Ampol Ltd		9,426	233
APA Group		26,821	156
Aristocrat Leisure Ltd		3,212	89
ASX Ltd		1,383	60
Aurizon Holdings Ltd		21,309	55
BHP Group Ltd		3,324	114
BlueScope Steel Ltd		3,194	51
Brambles Ltd		4,589	43
Cochlear Ltd		247	50
Coles Group Ltd		12,289	135
Commonwealth Bank of Australia		792	60
Computershare Ltd		8,847	147
CSL Ltd		81	16
Dexus ‡		7,723	40
EBOS Group Ltd		7,159	161
Endeavour Group Ltd/Australia		22,375	80
Fortescue Ltd		3,424	68
Glencore PLC		20,900	126
Goodman Group ‡		501	9
IDP Education Ltd		3,370	46
Insurance Australia Group Ltd		20,132	78
Lottery Corp Ltd/The		30,312	100
Origin Energy Ltd		9,571	55
Qantas Airways Ltd *		8,953	33
Ramsay Health Care Ltd		2,924	105
Rio Tinto Ltd		1,118	104
Rio Tinto PLC		1,750	130
Santos Ltd		43,557	226
Sonic Healthcare Ltd		8,788	192
South32 Ltd		23,300	53
Suncorp Group Ltd		7,008	66
Telstra Group Ltd, Cl B		45,924	124
Vicinity Ltd ‡		25,145	35
Washington H Soul Pattinson & Co Ltd		771	17
Westpac Banking Corp		1,983	31
Woodside Energy Group Ltd		2,545	54
Woolworths Group Ltd		6,248	159
Xero Ltd *		1,735	133

			3,434

Austria — 0.0%
Erste Group Bank AG		5,148	209
OMV AG		8,052	354

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Verbund AG	3,687	$342
voestalpine AG	7,681	242

		1,147

Belgium — 0.1%
Ageas SA/NV	1,537	67
Anheuser-Busch InBev SA/NV	2,899	187
Argenx SE *	357	135
D'ieteren Group	1,415	277
Elia Group SA/NV	2,353	295
KBC Group NV	780	51
Syensqo SA *	1,000	104
UCB SA, Cl A	2,355	205
Umicore SA	10,589	291

		1,612

Brazil — 0.0%
Yara International ASA	560	20

Canada — 0.3%
Agnico Eagle Mines Ltd	1,381	76
Algonquin Power & Utilities Corp	11,772	75
Alimentation Couche-Tard Inc	481	28
AltaGas Ltd	8,963	189
ARC Resources Ltd	10,218	152
Bank of Nova Scotia/The, Cl C	1,239	61
Barrick Gold Corp	5,823	106
Brookfield Asset Management Ltd, Cl A	336	14
Brookfield Corp, Cl A	1,346	54
CAE Inc *	3,606	78
Cameco Corp	2,338	101
Canadian Natural Resources Ltd	2,511	165
Canadian Pacific Kansas City Ltd	398	32
Canadian Tire Corp Ltd, Cl A	894	95
Canadian Utilities Ltd, Cl A	4,850	117
CCL Industries Inc, Cl B	2,082	94
CGI Inc, Cl A *	1,997	215
Constellation Software Inc/Canada	100	249
Dollarama Inc	3,557	258
Empire Co Ltd, Cl A	4,984	133
Enbridge Inc	4,791	173
Fairfax Financial Holdings Ltd	25	23
First Quantum Minerals Ltd (Canada)	2,143	18
FirstService Corp	514	84
Franco-Nevada Corp	892	99
George Weston Ltd	1,417	177
Hydro One Ltd	7,241	218
iA Financial Corp Inc	1,313	90
IGM Financial Inc	1,781	47
Imperial Oil Ltd	2,811	161
Keyera Corp	3,731	91
Kinross Gold Corp	5,596	34

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Loblaw Cos Ltd	2,051	$200
Magna International Inc, Cl A	1,520	90
Manulife Financial Corp	3,345	74
Metro Inc/CN, Cl A	4,352	226
Northland Power Inc	5,821	106
Nutrien Ltd	1,332	75
Onex Corp	1,334	94
Open Text Corp	2,952	125
Parkland Corp	2,823	91
Pembina Pipeline Corp	4,545	157
Quebecor Inc, Cl B	3,150	75
RB Global Inc	674	45
Royal Bank of Canada	1,147	117
Saputo Inc	4,704	96
Shopify Inc, Cl A *	1,129	88
Suncor Energy Inc	5,194	167
TC Energy Corp	4,836	190
Teck Resources Ltd, Cl B	2,369	101
TMX Group Ltd	6,850	167
Toronto-Dominion Bank/The	1,857	121
Tourmaline Oil Corp	3,283	148
Wheaton Precious Metals Corp	696	35
WSP Global Inc	1,000	141

		6,236

China — 0.0%
Futu Holdings Ltd ADR *	603	33
Sands China Ltd *	36,800	108
Wilmar International Ltd	138,500	375

		516

Denmark — 0.1%
Carlsberg AS, Cl B	2,330	292
Chr Hansen Holding A/S	2,088	175
Coloplast A/S, Cl B	1,741	199
Danske Bank A/S	4,024	108
Demant A/S *	3,284	144
Genmab A/S *	210	67
Novo Nordisk A/S, Cl B	498	51
Novozymes A/S, Cl B	2,193	121
Orsted AS	8,257	458
Pandora A/S	852	118
Tryg A/S	2,801	61
Vestas Wind Systems A/S *	1,472	47

		1,841

Finland — 0.1%
Elisa Oyj	4,930	228
Fortum Oyj	14,020	202
Kesko Oyj, Cl B	5,815	115
Kone Oyj, Cl B	1,311	65
Neste Oyj	4,566	163
Nokia Oyj	79,823	269

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Orion Oyj, Cl B	7,925	$344
Stora Enso Oyj, Cl R	7,398	102
UPM-Kymmene Oyj, Cl V	3,293	124
Wartsila OYJ Abp	4,133	60

		1,672

France — 0.3%
Accor SA	1,293	49
Aeroports de Paris SA, Cl A	373	48
Air Liquide SA	872	170
Arkema SA	736	84
BioMerieux	1,345	149
Bollore SE	31,956	200
Bouygues SA	892	34
Capgemini SE	565	118
Carrefour SA	6,251	114
Cie Generale des Etablissements Michelin SCA	1,899	68
Danone SA	1,033	67
Dassault Systemes SE	3,283	160
Edenred SE	1,730	103
Eiffage SA	687	74
Engie SA	13,694	241
Eurazeo SE	468	37
Euronext NV	536	47
Gecina SA ‡	323	39
Getlink SE	4,624	85
Hermes International SCA	44	93
Ipsen SA	736	88
Kering SA	119	52
La Francaise des Jeux SAEM	1,007	37
Legrand SA	1,748	182
L'Oreal SA	545	271
LVMH Moet Hennessy Louis Vuitton SE	84	68
Orange SA	28,062	319
Pernod Ricard SA	584	103
Publicis Groupe SA	2,309	214
Remy Cointreau SA	674	86
Renault SA	1,557	63
Sanofi SA	904	90
Sartorius Stedim Biotech	137	36
Sodexo SA	477	53
STMicroelectronics NV	2,074	104
Teleperformance SE	223	33
Thales SA, Cl A	220	33
TotalEnergies SE	9,042	615
Unibail-Rodamco-Westfield *‡	1,316	97
Veolia Environnement SA	6,279	198
Vinci SA	720	90
Vivendi SE	24,813	265
Worldline SA/France *	1,571	27

		5,104

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Germany — 0.2%
adidas AG	198	$40
Allianz SE	347	93
BASF SE	930	50
Bayerische Motoren Werke AG	600	67
Bechtle AG	3,183	160
Beiersdorf AG	1,148	172
Brenntag SE	810	74
Carl Zeiss Meditec AG	837	91
Commerzbank AG	4,489	53
Continental AG	779	66
Covestro AG *	2,090	122
Deutsche Boerse AG	198	41
Deutsche Lufthansa AG *	6,970	62
Deutsche Telekom AG	6,455	155
E.ON SE	15,120	203
Fresenius Medical Care AG	2,746	115
GEA Group AG	1,568	65
Hannover Rueck SE	313	75
Heidelberg Materials AG	1,561	140
HelloFresh SE *	8,512	135
Henkel AG & Co KGaA	2,041	147
Infineon Technologies AG	2,515	105
Knorr-Bremse AG	603	39
Mercedes-Benz Group AG	2,395	165
Merck KGaA	510	81
MTU Aero Engines AG	221	48
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	114
Puma SE	744	42
QIAGEN NV *	3,375	147
Rational AG	61	47
Rheinmetall AG	95	30
RWE AG	3,800	173
Scout24 SE	3,632	257
Siemens Healthineers AG	2,595	151
Symrise AG, Cl A	1,058	116
Vonovia SE	1,664	52
Zalando SE *	1,399	33

		3,726

Hong Kong — 0.1%
AIA Group Ltd	6,600	57
Budweiser Brewing Co APAC Ltd	60,300	113
CK Asset Holdings Ltd	5,931	30
CK Hutchison Holdings Ltd	18,208	98
CK Infrastructure Holdings Ltd	18,000	100
CLP Holdings Ltd, Cl B	19,338	160
Galaxy Entertainment Group Ltd	23,000	129
Hang Lung Properties Ltd	77,000	107
HKT Trust & HKT Ltd	608,000	726
Hong Kong & China Gas Co Ltd	187,999	144

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Power Assets Holdings Ltd	15,974	$92
Sino Land Co Ltd	28,000	30
SITC International Holdings Co Ltd	32,000	55
Swire Properties Ltd	18,400	37
Techtronic Industries Co Ltd	4,001	48
WH Group Ltd	477,329	308
Xinyi Glass Holdings Ltd	30,000	34

		2,268

Ireland — 0.0%
AIB Group PLC	21,728	93
Bank of Ireland Group PLC	12,097	110
Flutter Entertainment PLC *	1,679	297
Kerry Group PLC, Cl A	2,791	242
Kingspan Group PLC	2,722	236

		978

Israel — 0.1%
Azrieli Group Ltd	746	49
Bank Leumi Le-Israel BM	7,501	61
Check Point Software Technologies Ltd *	688	105
Elbit Systems Ltd	1,807	385
ICL Group Ltd	57,151	289
Nice Ltd *	1,015	203
Teva Pharmaceutical Industries Ltd ADR *	35,573	371
Wix.com Ltd *	361	44

		1,507

Italy — 0.1%
Amplifon SpA	4,119	143
Davide Campari-Milano NV	21,442	242
DiaSorin SpA	1,085	112
Eni SpA	15,298	259
FinecoBank Banca Fineco SpA	4,628	69
Infrastrutture Wireless Italiane SpA	10,607	134
Intesa Sanpaolo SpA	23,072	67
Nexi SpA *	2,656	22
Poste Italiane SpA	8,102	92
Prysmian SpA	1,571	71
Recordati Industria Chimica e Farmaceutica SpA	2,099	113
Snam SpA	6,697	34
Stellantis NV	1,781	42
Telecom Italia SpA/Milano *	322,664	105
Terna - Rete Elettrica Nazionale	19,352	162
UniCredit SpA	3,777	103

		1,770

Japan — 1.0%
Advantest Corp	2,400	82
Aeon Co Ltd, Cl H	5,400	121
Aisin Corp	1,500	52
Ajinomoto Co Inc	8,000	309

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
ANA Holdings Inc *	3,500	$76
Asahi Group Holdings Ltd	2,400	90
Asahi Intecc Co Ltd	4,400	90
Astellas Pharma Inc	6,600	79
Bandai Namco Holdings Inc	4,500	90
Brother Industries Ltd	9,300	148
Canon Inc	5,200	134
Capcom Co Ltd	4,100	133
Central Japan Railway Co	3,000	76
Chiba Bank Ltd/The, Cl B	7,300	53
Chubu Electric Power Co Inc	24,700	319
Chugai Pharmaceutical Co Ltd	2,500	95
Concordia Financial Group Ltd	15,100	69
Dai Nippon Printing Co Ltd	3,300	98
Daifuku Co Ltd	2,100	42
Dai-ichi Life Holdings Inc	2,300	49
Daiichi Sankyo Co Ltd	3,800	104
Daito Trust Construction Co Ltd	900	104
Daiwa House Industry Co Ltd	1,300	39
Daiwa House REIT Investment Corp ‡	42	75
Dentsu Group Inc	4,300	110
Disco Corp	600	149
East Japan Railway Co	1,200	69
Eisai Co Ltd	2,000	100
ENEOS Holdings Inc	127,000	505
Fast Retailing Co Ltd	702	174
FUJIFILM Holdings Corp	2,100	126
Fujitsu Ltd	500	75
GLP J-Reit ‡	44	44
Hankyu Hanshin Holdings Inc	3,600	115
Hikari Tsushin Inc	1,400	232
Hirose Electric Co Ltd	882	100
Hitachi Construction Machinery Co Ltd	3,100	82
Hoya Corp	800	100
Ibiden Co Ltd	1,500	83
Idemitsu Kosan Co Ltd	76,490	416
Iida Group Holdings Co Ltd	3,400	51
Inpex Corp	26,600	359
ITOCHU Corp	3,700	151
Japan Airlines Co Ltd	5,500	108
Japan Exchange Group Inc	10,700	226
Japan Metropolitan Fund Invest, Cl A ‡	64	46
Japan Post Bank Co Ltd	14,500	148
Japan Post Holdings Co Ltd	13,200	118
Japan Real Estate Investment Corp ‡	12	50
Japan Tobacco Inc	6,700	173
JFE Holdings Inc	5,400	84
JSR Corp	1,900	54
Kansai Electric Power Co Inc/The	26,300	349
Kao Corp	2,400	99
KDDI Corp	12,600	401
Kikkoman Corp	900	55

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Kintetsu Group Holdings Co Ltd	4,000	$127
Kirin Holdings Co Ltd	4,100	60
Kobe Bussan Co Ltd	2,600	77
Koei Tecmo Holdings Co Ltd	9,360	107
Koito Manufacturing Co Ltd	9,900	154
Komatsu Ltd	4,100	107
Konami Group Corp	2,400	126
Kose Corp	1,000	75
Kubota Corp	3,100	47
Kyocera Corp	12,000	175
Kyowa Kirin Co Ltd	6,400	108
Lasertec Corp	200	53
LY Corp	39,800	141
M3 Inc	3,400	56
Marubeni Corp	7,100	112
McDonald's Holdings Co Japan Ltd	5,223	226
MEIJI Holdings Co Ltd	4,800	114
Mitsubishi Chemical Group Corp, Cl B	11,400	70
Mitsui Fudosan Co Ltd	2,500	61
MonotaRO Co Ltd	2,000	22
NEC Corp	4,600	272
Nexon Co Ltd	5,300	97
Nintendo Co Ltd	3,040	159
Nippon Building Fund Inc ‡	13	56
Nippon Paint Holdings Co Ltd	5,400	44
Nippon Prologis REIT Inc ‡	40	77
Nippon Sanso Holdings Corp	2,600	70
Nippon Steel Corp	4,300	99
Nippon Telegraph & Telephone Corp	327,300	400
Nippon Yusen KK	900	28
Nissan Chemical Corp	1,800	70
Nissin Foods Holdings Co Ltd	6,000	209
Nitori Holdings Co Ltd	600	80
Nomura Holdings Inc	12,000	54
Nomura Real Estate Holdings Inc	8,400	221
Nomura Real Estate Master Fund Inc ‡	44	52
Nomura Research Institute Ltd	1,800	52
NTT Data Group Corp	5,300	75
Obic Co Ltd	500	86
Odakyu Electric Railway Co Ltd	3,500	53
Oji Holdings Corp	19,600	75
Olympus Corp	3,600	52
Omron Corp, Cl JP	1,100	51
Ono Pharmaceutical Co Ltd	7,100	127
Oracle Corp Japan	1,500	116
Oriental Land Co Ltd/Japan	3,000	112
ORIX Corp	3,400	64
Osaka Gas Co Ltd	40,900	854
Otsuka Corp	3,100	128
Otsuka Holdings Co Ltd	3,200	120
Pan Pacific International Holdings Corp	9,000	215
Panasonic Holdings Corp	10,200	101

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Rakuten Group Inc *	7,600	$34
Renesas Electronics Corp *	4,800	87
Ricoh Co Ltd	6,500	50
Rohm Co Ltd	3,500	67
SBI Holdings Inc	2,400	54
SCSK Corp	4,600	91
Secom Co Ltd	1,100	79
Seiko Epson Corp	9,600	144
Seven & i Holdings Co Ltd	3,600	143
SG Holdings Co Ltd	8,000	115
Sharp Corp/Japan *	4,700	34
Shimadzu Corp	2,300	64
Shimano Inc	400	62
Shionogi & Co Ltd	2,200	106
Shiseido Co Ltd	1,900	57
Shizuoka Financial Group Inc	12,000	102
SoftBank Corp	18,300	228
SoftBank Group Corp	1,200	54
Sompo Holdings Inc	2,100	103
Sony Group Corp	800	76
Square Enix Holdings Co Ltd	3,200	115
Subaru Corp	3,700	68
SUMCO Corp	4,600	69
Sumitomo Chemical Co Ltd	39,700	97
Sumitomo Corp	6,500	142
Sumitomo Metal Mining Co Ltd	1,000	30
Suntory Beverage & Food Ltd	4,600	152
Sysmex Corp	1,000	56
T&D Holdings Inc	4,600	73
Taisei Corp	1,900	65
Takeda Pharmaceutical Co Ltd	4,318	124
TDK Corp	1,900	91
Terumo Corp	2,800	92
TIS Inc	3,900	86
Tobu Railway Co Ltd	5,000	134
Toho Co Ltd/Tokyo	4,200	142
Tokio Marine Holdings Inc	6,900	173
Tokyo Electric Power Co Holdings Inc *	43,300	227
Tokyo Electron Ltd	300	54
Tokyo Gas Co Ltd	31,600	726
Tokyu Corp	7,000	85
Toray Industries Inc	10,000	52
Tosoh Corp	12,700	162
Toyota Industries Corp	700	57
Toyota Motor Corp	8,800	162
Trend Micro Inc/Japan *	3,300	177
Unicharm Corp	5,000	181
West Japan Railway Co	3,400	142
Yakult Honsha Co Ltd	4,200	94
Yamaha Corp	1,100	25
Yamato Holdings Co Ltd	2,500	46
Yaskawa Electric Corp	1,400	58

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Yokogawa Electric Corp	3,700	$71
ZOZO Inc	1,800	41

		19,585

Jordan — 0.0%
Hikma Pharmaceuticals PLC	6,315	144

Luxembourg — 0.0%
Eurofins Scientific SE	1,432	93

Netherlands — 0.1%
ABN AMRO Bank NV GDR	5,808	87
Adyen NV *	10	13
Aegon Ltd	14,434	84
Akzo Nobel NV	725	60
ArcelorMittal SA	2,187	62
ASM International NV	322	167
ASML Holding NV	22	17
DSM-Firmenich AG	490	50
Heineken Holding NV	1,929	163
Heineken NV	1,761	179
ING Groep NV	6,781	101
JDE Peet's NV	6,548	176
Koninklijke Ahold Delhaize NV	6,728	193
Koninklijke KPN NV	43,321	149
Koninklijke Philips NV *	8,963	209
OCI NV	1,649	48
Prosus NV	1,957	58
Universal Music Group NV	5,777	165

		1,981

New Zealand — 0.1%
Auckland International Airport Ltd	44,816	250
Fisher & Paykel Healthcare Corp Ltd	11,240	168
Mercury NZ Ltd	14,943	63
Meridian Energy Ltd	63,697	223
Spark New Zealand Ltd	141,542	464

		1,168

Norway — 0.1%
Adevinta ASA, Cl B *	9,175	101
Aker BP ASA	6,322	184
Equinor ASA	6,962	221
Gjensidige Forsikring ASA	3,339	62
Kongsberg Gruppen ASA	7,148	328
Norsk Hydro ASA	18,290	123
Telenor ASA	24,297	279

		1,298

Portugal — 0.1%
EDP - Energias de Portugal SA	56,709	285
Galp Energia SGPS SA	43,231	637

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Jeronimo Martins SGPS SA	13,817	$352

		1,274

Singapore — 0.1%
CapitaLand Ascendas REIT ‡	28,900	66
CapitaLand Investment Ltd/Singapore	15,100	36
City Developments Ltd	10,200	52
Genting Singapore Ltd	442,200	335
Jardine Cycle & Carriage Ltd	9,100	205
Jardine Matheson Holdings Ltd	1,464	60
Oversea-Chinese Banking Corp Ltd	4,100	40
Sea Ltd ADR *	3,256	132
Sembcorp Industries Ltd	118,700	478
Singapore Exchange Ltd	7,100	53
Singapore Technologies Engineering Ltd	26,600	79
Singapore Telecommunications Ltd	167,500	314

		1,850

South Korea — 0.0%
Delivery Hero SE *	1,113	31

Spain — 0.1%
Acciona SA	722	106
ACS Actividades de Construccion y Servicios SA	1,954	87
Aena SME SA	114	21
Amadeus IT Group SA, Cl A	799	57
Banco Santander SA	14,314	60
CaixaBank SA	13,416	55
Cellnex Telecom SA	4,726	186
Corp ACCIONA Energias Renovables SA	3,758	117
EDP Renovaveis SA	11,970	245
Enagas SA	5,761	97
Endesa SA	1,229	25
Grifols SA *	12,839	219
Iberdrola SA	1,071	14
Industria de Diseno Textil SA	1,828	80
Repsol SA, Cl A	25,048	372
Telefonica SA	41,335	161

		1,902

Sweden — 0.1%
Atlas Copco AB, Cl A	1,380	24
Boliden AB	2,335	73
Epiroc AB, Cl A	1,094	22
EQT AB	941	27
Essity AB, Cl B	6,820	169
Evolution AB	165	20
Getinge AB, Cl B	3,429	76
Hexagon AB, Cl B	10,325	124
Holmen AB, Cl B	3,015	127
Nibe Industrier AB, Cl B	3,304	23

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Skandinaviska Enskilda Banken AB, Cl A	5,484	$76
SKF AB, Cl B	1,337	27
Svenska Cellulosa AB SCA, Cl B	8,996	135
Svenska Handelsbanken AB, Cl A	7,194	78
Swedbank AB, Cl A	3,925	79
Swedish Orphan Biovitrum AB *	5,208	138
Tele2 AB, Cl B	31,705	272
Telefonaktiebolaget LM Ericsson, Cl B	24,467	153
Telia Co AB	133,872	342

		1,985

Switzerland — 0.3%
Adecco Group AG	1,187	58
Alcon Inc	2,354	184
Avolta AG *	2,903	114
Bachem Holding AG, Cl B	1,569	121
Baloise Holding AG	496	78
Barry Callebaut AG	104	175
BKW AG	3,960	703
Chocoladefabriken Lindt & Spruengli AG	1	121
Cie Financiere Richemont SA, Cl A	745	102
Clariant AG	5,826	86
Geberit AG	215	138
Givaudan SA	26	108
Holcim AG	1,540	121
Logitech International SA	3,458	328
Lonza Group AG	296	124
Nestle SA	1,850	214
Novartis AG	1,266	128
Partners Group Holding AG	76	110
Roche Holding AG	484	150
Sandoz Group AG *	2,798	90
Schindler Holding AG	179	42
SGS SA	1,025	88
SIG Group AG	4,394	101
Sika AG	195	63
Sonova Holding AG	526	172
Straumann Holding AG	960	155
Swatch Group AG/The, Cl B	251	68
Swiss Life Holding AG	180	125
Swiss Prime Site AG	588	63
Swisscom AG	1,049	631
Temenos AG	2,087	194
UBS Group AG	4,371	136
VAT Group AG	332	166
Zurich Insurance Group AG	87	45

		5,302

United Kingdom — 0.3%
Admiral Group PLC	2,390	82
Antofagasta PLC	6,096	131
Associated British Foods PLC	3,032	92

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
AstraZeneca PLC	1,035	$140
Auto Trader Group PLC	23,673	218
BAE Systems PLC	3,296	47
Barratt Developments PLC	6,905	50
Berkeley Group Holdings PLC	1,223	73
BP PLC	69,363	412
British American Tobacco PLC	4,565	134
BT Group PLC, Cl A	104,801	165
Bunzl PLC	3,000	122
Burberry Group PLC	2,683	48
Centrica PLC	72,174	129
Coca-Cola HBC AG	4,673	137
Compass Group PLC	3,169	87
CRH PLC	3,263	225
DCC PLC	732	54
Diageo PLC	2,888	105
Endeavour Mining PLC	3,666	82
Experian PLC	1,157	47
GSK PLC	4,891	90
Haleon PLC	22,671	93
Halma PLC	5,482	160
Hargreaves Lansdown PLC	4,638	43
HSBC Holdings PLC	17,725	144
Imperial Brands PLC	5,956	137
Informa PLC	8,891	89
InterContinental Hotels Group PLC	861	78
J Sainsbury PLC	54,025	208
Kingfisher PLC	15,739	49
Land Securities Group PLC ‡	4,420	40
London Stock Exchange Group PLC	585	69
Mondi PLC	5,822	114
National Grid PLC	16,672	225
NMC Health PLC	12,179	—
Ocado Group PLC *	7,660	74
Pearson PLC	15,564	191
Persimmon PLC	2,512	44
Phoenix Group Holdings PLC	7,887	54
Prudential PLC	1,980	22
Reckitt Benckiser Group PLC	1,696	117
RELX PLC	3,034	120
Rentokil Initial PLC	12,011	68
Rolls-Royce Holdings PLC *	19,553	75
Sage Group PLC/The	12,410	186
Segro PLC ‡	3,917	44
Severn Trent PLC	3,984	131
Shell PLC	10,804	354
Smith & Nephew PLC	9,612	132
Smiths Group PLC	3,056	69
Smurfit Kappa Group PLC	6,239	247
SSE PLC	6,499	154
Taylor Wimpey PLC	28,947	54
Tesco PLC	17,126	63

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
United Utilities Group PLC, Cl B	16,150	$218
Vodafone Group PLC	157,079	137
Whitbread PLC	1,289	60
WPP PLC	14,932	143

		6,876

Total Foreign Common Stock
(Cost $67,147) ($ Thousands)		75,320

EXCHANGE TRADED FUND — 0.7%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	14,422

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		14,422

COMMON STOCK — 0.0%

Consumer Discretionary — 0.0%
Global-e Online Ltd, Cl E *	7,531	298

Information Technology — 0.0%
CyberArk Software Ltd *	233	51
Monday.com Ltd *	180	34

		85
Total Common Stock
(Cost $331) ($ Thousands)		383

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 0.0%^
Energy — 0.0%
CNOOC Petroleum North America ULC
5.875%, 03/10/2035 ^	$100	106

Financials — 0.0%
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025 ^	250	243

Total Corporate Obligations
(Cost $358) ($ Thousands)		349

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE (C)	646	$33

Health Care — 0.0%
Sartorius AG (C)	230	85

Total Preferred Stock
(Cost $130) ($ Thousands)		118

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	422	–
Total Rights
(Cost $—) ($ Thousands)		–

	Number of Warrants
WARRANT — 0.0%
Constellation Software Inc.
Strike Price ‡‡	100	–

Total Warrant
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 76.1%
(Cost $1,489,719) ($ Thousands)		$1,485,023

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	1,934	Mar-2024	$144,505	$153,959	$4,089
Australian 3-Year Bond	248	Mar-2024	17,419	18,082	140
Brent Crude	100	Jan-2024	7,938	7,704	(234)
Brent Crude^	188	Feb-2024	14,348	14,460	112
Canadian 10-Year Bond	552	Mar-2024	48,424	51,984	1,827
Coffee C^	90	Mar-2024	5,518	6,355	837
Copper^	11	Mar-2024	1,027	1,070	43
Corn^	508	Mar-2024	12,395	11,970	(425)
Cotton No. 2^	30	Mar-2024	1,200	1,215	15
Cotton No. 2^	12	Mar-2024	496	486	(10)
DAX Index	18	Mar-2024	8,214	8,408	(36)
Euro STOXX 50	674	Mar-2024	33,283	33,825	(263)
Euro-Bobl	507	Mar-2024	64,702	66,803	948
Euro-BTP	226	Mar-2024	28,284	29,746	928
Euro-Bund	142	Mar-2024	20,575	21,524	512
Euro-Bund	85	Mar-2024	12,813	12,884	(18)
Euro-Buxl	113	Mar-2024	16,231	17,692	1,153
Euro-OAT	127	Mar-2024	17,592	18,449	628
Euro-Schatz	38	Mar-2024	4,470	4,472	2
Feeder Cattle^	20	Mar-2024	2,243	2,231	(12)
FTSE 100 Index	379	Mar-2024	36,273	37,475	716
FTSE MIB Index	190	Mar-2024	31,424	32,029	(124)
FTSE Taiwan Index	170	Jan-2024	10,414	10,544	130
FTSE/JSE Top 40 Index	86	Mar-2024	3,243	3,357	90
Gasoline^	7	Jan-2024	622	619	(3)
Gasoline^	21	Jan-2024	1,828	1,858	30
Gasoline^	45	Mar-2024	4,139	4,018	(121)
Gold^	32	Apr-2024	6,701	6,694	(7)
Gold^	167	Feb-2024	33,634	34,599	965
Hang Seng China Enterprises Index	222	Jan-2024	8,014	8,239	222
Hang Seng Index	125	Jan-2024	13,372	13,712	337
IBEX	100	Jan-2024	10,929	11,142	(52)
IFSC Nifty50 Index	396	Jan-2024	17,132	17,304	172
Japanese 10-Year Bond	236	Mar-2024	238,053	245,591	1,821
Japanese 10-Year Government Bond E-MINI	3	Mar-2024	305	312	–
KC HRW Wheat^	22	Mar-2024	703	706	3
KOSPI 200 Index	201	Mar-2024	12,971	14,152	924
Lean Hogs	69	Feb-2024	1,991	1,876	(115)
Live Cattle^	76	Feb-2024	5,369	5,122	(247)
LME Copper^	101	Mar-2024	20,590	21,603	1,013
LME Lead^	57	Mar-2024	3,042	2,953	(89)
LME Nickel	8	Mar-2024	803	796	(7)
LME Primary Aluminum^	39	Mar-2024	2,204	2,321	117
LME Zinc	98	Mar-2024	6,107	6,525	418
Long Gilt 10-Year Bond	538	Mar-2024	65,559	70,401	3,690
Low Sulphur Gasoil^	37	Feb-2024	2,766	2,747	(19)
Low Sulphur Gasoil^	82	Mar-2024	6,221	6,025	(196)
Low Sulphur Gasoil	9	Mar-2024	658	662	4
Mexican Bolsa Index	5	Mar-2024	161	173	7
MSCI Emerging Markets	1,069	Mar-2024	52,648	55,251	2,603
Natural Gas^	73	Feb-2024	2,002	1,699	(303)
NY Harbor ULSD^	49	Feb-2024	5,382	5,135	(247)
NYMEX Cocoa^	48	Mar-2024	1,917	2,015	98
OMX Stockholm 30	455	Jan-2024	10,234	10,842	221

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Russell 2000 Index E-MINI	275	Mar-2024	$26,045	$28,155	$2,110
S&P 500 Index E-MINI	1,864	Mar-2024	433,158	449,224	16,066
S&P Mid Cap 400 Index E-MINI	76	Mar-2024	20,184	21,352	1,168
S&P TSX 60 Index	68	Mar-2024	12,289	13,102	434
Silver^	59	Mar-2024	7,135	7,106	(29)
Soybean^	185	Mar-2024	12,428	12,007	(421)
Soybean Meal^	264	Mar-2024	11,094	10,191	(903)
Soybean Oil^	27	Mar-2024	837	781	(56)
SPI 200 Index	97	Mar-2024	12,007	12,551	310
Sugar No. 11^	384	Mar-2024	11,138	8,850	(2,288)
TOPIX Index	341	Mar-2024	54,581	57,228	232
TOPIX Index	64	Mar-2024	10,344	10,741	(55)
U.S. 2-Year Treasury Note	1,056	Mar-2024	215,665	217,446	1,781
U.S. 5-Year Treasury Note	2,181	Mar-2024	232,643	237,235	4,592
U.S. 10-Year Treasury Note	2,974	Mar-2024	326,563	335,738	9,175
U.S. Long Treasury Bond	907	Mar-2024	106,025	113,319	7,294
U.S. Ultra Long Treasury Bond	261	Mar-2024	32,370	34,867	2,497
Wheat	93	Mar-2024	2,851	2,920	69
WTI Crude Oil^	163	Feb-2024	11,990	11,710	(280)
			2,618,435	2,706,339	63,983
Short Contracts
Aluminum^	(3)	Apr-2024	$(169)	$(179)	$(10)
CAC40 10 Euro Index	(91)	Jan-2024	(7,459)	(7,595)	37
Copper^	(1)	Mar-2024	(95)	(97)	(2)
DAX Index	(32)	Mar-2024	(14,685)	(14,946)	69
FTSE KLCI	(24)	Jan-2024	(378)	(379)	2
MSCI Singapore Index	(76)	Jan-2024	(1,594)	(1,658)	(59)
Natural Gas^	(25)	Jan-2024	(599)	(629)	(30)
NY Harbor ULSD^	(17)	Jan-2024	(1,906)	(1,806)	100
OMX Stockholm 30	(514)	Jan-2024	(11,545)	(12,247)	(274)
Platinum^	(8)	Oct-2024	(120)	(128)	(5)
Platinum^	(2)	Dec-2024	(32)	(32)	–
SET 50	(342)	Mar-2024	(1,703)	(1,750)	(17)
SPI 200 Index	(70)	Mar-2024	(8,818)	(9,057)	(142)
WTI Crude Oil^	(98)	Jan-2024	(7,164)	(7,021)	143
			(56,267)	(57,524)	(188)
			$2,562,168	$2,648,815	$63,795

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/31/24	CHF	4,470	USD	5,264	$(67)
BNP Paribas	01/31/24	GBP	5,590	USD	7,132	6
BNYMellon	01/31/24	AUD	4,240	USD	2,901	6
Brown Brothers Harriman	01/31/24	EUR	19,590	USD	21,720	55
Brown Brothers Harriman	01/31/24	JPY	2,765,570	USD	19,506	(213)
Brown Brothers Harriman	02/28/24	GBP	35,600	USD	45,131	(257)
Brown Brothers Harriman	02/28/24	EUR	53,500	USD	58,858	(372)
Citigroup	03/20/24	USD	226	IDR	3,500,000	1
Citigroup	03/20/24	USD	471	SGD	626	5
Citigroup	03/20/24	USD	593	THB	20,500	11
Citigroup	03/20/24	USD	872	COP	3,550,000	29
Citigroup	03/20/24	USD	1,102	TWD	34,000	27
Citigroup	03/20/24	USD	1,318	PLN	5,277	23

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/20/24	PLN	435	USD	111	$1
Citigroup	03/20/24	PLN	1,740	USD	442	(1)
Citigroup	03/20/24	THB	2,500	USD	72	(2)
Citigroup	03/20/24	ILS	2,927	USD	792	(24)
Citigroup	03/20/24	TWD	1,500	USD	50	—
Citigroup	03/20/24	TWD	1,500	USD	50	—
Citigroup	03/20/24	USD	3,339	EUR	3,069	62
Citigroup	03/20/24	MXN	4,000	USD	227	(6)
Citigroup	03/20/24	USD	1,841	CLP	1,625,005	13
Citigroup	03/20/24	USD	2,462	CLP	2,148,012	(12)
Citigroup	03/20/24	BRL	4,463	USD	904	(8)
Citigroup	03/20/24	USD	2,017	CZK	45,532	17
Citigroup	03/20/24	USD	2,671	CZK	59,500	(13)
Citigroup	03/20/24	USD	5,084	ZAR	95,379	97
Citigroup	03/20/24	SGD	6,144	USD	4,623	(53)
Citigroup	03/20/24	CZK	1,500	USD	67	—
Citigroup	03/20/24	CZK	5,000	USD	223	(1)
Citigroup	03/20/24	USD	3,611	KRW	4,714,441	45
Citigroup	03/20/24	USD	3,326	KRW	4,264,441	(20)
Citigroup	03/20/24	USD	6,670	HUF	2,367,902	120
Citigroup	03/20/24	USD	2,879	HUF	1,002,594	(4)
Citigroup	03/20/24	CNH	1,287	USD	182	—
Citigroup	03/20/24	CNH	9,544	USD	1,344	(4)
Citigroup	03/20/24	ZAR	13,000	USD	690	(17)
Citigroup	03/20/24	USD	13,308	BRL	66,291	241
Citigroup	03/20/24	USD	173	BRL	844	(1)
Citigroup	03/20/24	USD	16,122	CNH	114,522	53
Citigroup	03/20/24	USD	365	CNH	2,582	(1)
Citigroup	03/20/24	INR	20,000	USD	240	—
Citigroup	03/20/24	USD	19,731	INR	1,650,125	30
Citigroup	03/20/24	USD	300	INR	25,000	—
Citigroup	03/20/24	GBP	2,048	USD	2,613	2
Citigroup	03/20/24	GBP	21,295	USD	26,927	(225)
Citigroup	03/20/24	USD	24,788	MXN	436,203	642
Citigroup	03/20/24	USD	846	MXN	14,500	(1)
Citigroup	03/20/24	HUF	55,000	USD	157	(1)
Citigroup	03/20/24	PHP	28,925	USD	523	—
Citigroup	03/20/24	PHP	56,075	USD	1,010	(4)
Citigroup	03/20/24	EUR	7,222	USD	8,014	11
Citigroup	03/20/24	EUR	90,745	USD	98,948	(1,605)
Citigroup	03/20/24	CLP	290,123	USD	333	2
Citigroup	03/20/24	CLP	334,877	USD	379	(3)
Citigroup	03/20/24	KRW	283,333	USD	221	1
Citigroup	03/20/24	KRW	1,166,667	USD	893	(12)
Citigroup	03/20/24	IDR	494,444	USD	32	—
Citigroup	03/20/24	IDR	1,027,778	USD	67	—
JPMorgan Chase Bank	03/20/24	USD	226	IDR	3,500,000	1
JPMorgan Chase Bank	03/20/24	USD	471	SGD	626	6
JPMorgan Chase Bank	03/20/24	USD	593	THB	20,500	12

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/20/24	USD	872	COP	3,550,000	$30
JPMorgan Chase Bank	03/20/24	USD	1,102	TWD	34,000	28
JPMorgan Chase Bank	03/20/24	USD	1,318	PLN	5,277	24
JPMorgan Chase Bank	03/20/24	PLN	435	USD	111	1
JPMorgan Chase Bank	03/20/24	PLN	1,740	USD	442	(1)
JPMorgan Chase Bank	03/20/24	THB	2,500	USD	72	(1)
JPMorgan Chase Bank	03/20/24	ILS	2,927	USD	792	(23)
JPMorgan Chase Bank	03/20/24	TWD	1,500	USD	50	—
JPMorgan Chase Bank	03/20/24	TWD	1,500	USD	50	—
JPMorgan Chase Bank	03/20/24	MXN	4,000	USD	227	(6)
JPMorgan Chase Bank	03/20/24	USD	1,841	CLP	1,625,005	13
JPMorgan Chase Bank	03/20/24	USD	2,462	CLP	2,148,012	(11)
JPMorgan Chase Bank	03/20/24	BRL	4,463	USD	903	(8)
JPMorgan Chase Bank	03/20/24	USD	2,017	CZK	45,532	17
JPMorgan Chase Bank	03/20/24	USD	2,671	CZK	59,500	(12)
JPMorgan Chase Bank	03/20/24	USD	5,084	ZAR	95,379	97
JPMorgan Chase Bank	03/20/24	SGD	6,144	USD	4,623	(53)
JPMorgan Chase Bank	03/20/24	CZK	1,500	USD	67	1
JPMorgan Chase Bank	03/20/24	CZK	5,000	USD	223	—
JPMorgan Chase Bank	03/20/24	USD	3,611	KRW	4,714,441	45
JPMorgan Chase Bank	03/20/24	USD	3,326	KRW	4,264,441	(19)
JPMorgan Chase Bank	03/20/24	USD	6,670	HUF	2,367,902	120
JPMorgan Chase Bank	03/20/24	USD	2,879	HUF	1,002,594	(4)
JPMorgan Chase Bank	03/20/24	CNH	1,287	USD	182	—
JPMorgan Chase Bank	03/20/24	CNH	9,544	USD	1,344	(4)
JPMorgan Chase Bank	03/20/24	ZAR	13,000	USD	690	(16)
JPMorgan Chase Bank	03/20/24	USD	13,308	BRL	66,291	242
JPMorgan Chase Bank	03/20/24	USD	173	BRL	844	—
JPMorgan Chase Bank	03/20/24	USD	16,122	CNH	114,522	54
JPMorgan Chase Bank	03/20/24	USD	365	CNH	2,582	—
JPMorgan Chase Bank	03/20/24	GBP	17,679	USD	22,328	(214)
JPMorgan Chase Bank	03/20/24	INR	20,000	USD	240	1
JPMorgan Chase Bank	03/20/24	USD	19,731	INR	1,650,125	31
JPMorgan Chase Bank	03/20/24	USD	300	INR	25,000	—
JPMorgan Chase Bank	03/20/24	USD	24,788	MXN	436,203	642
JPMorgan Chase Bank	03/20/24	USD	846	MXN	14,500	(1)
JPMorgan Chase Bank	03/20/24	HUF	55,000	USD	157	(1)
JPMorgan Chase Bank	03/20/24	EUR	1,372	USD	1,526	6
JPMorgan Chase Bank	03/20/24	EUR	78,907	USD	85,967	(1,469)
JPMorgan Chase Bank	03/20/24	PHP	28,925	USD	523	1
JPMorgan Chase Bank	03/20/24	PHP	56,075	USD	1,010	(3)
JPMorgan Chase Bank	03/20/24	CLP	290,123	USD	333	2
JPMorgan Chase Bank	03/20/24	CLP	334,877	USD	379	(3)
JPMorgan Chase Bank	03/20/24	KRW	283,333	USD	221	1
JPMorgan Chase Bank	03/20/24	KRW	1,166,667	USD	893	(11)
JPMorgan Chase Bank	03/20/24	IDR	494,444	USD	32	—
JPMorgan Chase Bank	03/20/24	IDR	1,027,778	USD	67	—
State Street	01/31/24	CAD	8,180	USD	6,200	(7)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	01/31/24	HKD	18,180	USD	2,329	$(1)
						$(1,920)

A list of open OTC swap agreements held by the Fund at December 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	TAIEX Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN		01/17/2024	TWD	$8,162	$8,385	$–	$223
JPMorgan Chase	AEX Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN		01/19/2024	EUR	(6,252)	(6,275)	–	(23)
Bank of America	HSCEI Index	POSITIVE PRICE RETURN	ASSET RETURN		01/30/2024	HKD	10,951	11,282	–	332
JPMorgan Chase	HSCEI Index	POSITIVE PRICE RETURN	ASSET RETURN		01/30/2024	HKD	9,283	9,575	–	292
Bank of America	BOVESPA Index	POSITIVE PRICE RETURN	POSITVE PRICE RETURN		02/14/2024	BRL	9,584	10,203	–	619
Bank of America	KOSPO Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN		03/14/2024	KRW	5,016	5,492	–	475
JPMorgan Chase	KOSPO Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN		03/14/2024	KRW	1,174	1,267	–	93
Bank of America	SWISS Market Index	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN		03/15/2024	CHF	(13,706)	(13,824)	–	(118)
Bank of America	WIG 20 Index	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN		03/15/2024	PLN	(24)	(24)	–	–
Bank of America	FTSE/JSE Index	POSITIVE PRICE RETURN	POSITVE PRICE RETURN		03/20/2024	ZAR	(21)	(22)	–	(1)
Citibank	MSCI INTERNATIONAL SOUTH AFRICA NET INDEX	ASSET RETURN	JIBA1M INDEX	Monthly	03/20/2024	ZAR	6,314	(19)	–	(19)
Add to counterparty table	MSCI THAILAND NET INDEX	ASSET RETURN	NDEUTHF INDEX	Monthly	03/20/2024	USD	979	(90)	–	(90)
Citibank	MSCI INTERNATIONAL SINGAPORE NET INDEX	ASSET RETURN	SIBCSORA INDEX	Monthly	03/20/2024	SGD	2,440	(80)	–	(80)
Citibank	MSCI INTERNATIONAL MEXICO NET RETURN INDEX	MXIBTIIE INDEX	ASSET RETURN	Monthly	03/20/2024	MXN	149	–	–	–
Bank of America	TEL AVIV 35 INDEX	ASSET RETURN	TELBOR01 INDEX	Monthly	03/20/2024	ILS	501	(5)	–	(5)
Citibank	MSCI INTERNATIONAL SPAIN NET INDEX	ESTRON INDEX	ASSET RETURN	Monthly	03/20/2024	EUR	533	(2)	–	(2)
Citibank	MSCI INTERNATIONAL NETHERLANDS NET INDEX	ASSET RETURN	ESTRON INDEX	Monthly	03/20/2024	EUR	2,117	(8)	–	(8)
Citibank	MSCI INTERNATIONAL ITALY NET INDEX	ESTRON INDEX	ASSET RETURN	Monthly	03/20/2024	EUR	2,896	(5)	–	(5)
Citibank	MSCI INTERNATIONAL FRANCE NET INDEX	ASSET RETURN	ESTRON INDEX	Monthly	03/20/2024	EUR	126	–	–	–
Citibank	MSCI INTERNATIONAL SWITZERLAND NET INDEX	ASSET RETURN	SSARON INDEX	Monthly	03/20/2024	CHF	3,266	(4)	–	(4)
Citibank	MSCI INTERNATIONAL CANADA NET INDEX	ASSET RETURN	CAONREPO INDEX	Monthly	03/20/2024	CAD	830	(11)	–	(11)
Citibank	MSCI INTERNATIONAL BRAZIL NET INDEX	BZDIOVRA INDEX	ASSET RETURN	Monthly	03/20/2024	BRL	1,494	3	–	3
Citibank	MSCI INTERNATIONAL SWEDEN NET INDEX	ASSET RETURN	STBB1M INDEX	Monthly	03/20/2024	SEK	31,987	(116)	–	(116)
Citibank	MSCI INTERNATIONAL AUSTRALIA NET INDEX	ASSET RETURN	BBSW1M INDEX	Monthly	03/20/2024	AUD	436	(13)	–	(13)
								$25,709	$–	$1,542

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $1,950,884 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $58,915 ($ Thousands), representing 3.0% of the Net Assets of the Fund.

(C)	No interest rate available.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2023.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 50.5%
Communication Services — 3.9%
Altice France
5.500%, 10/15/2029 (A)	$489	$383
Altice France Holding
10.500%, 05/15/2027 (A)	2,090	1,353
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	290	201
AT&T
4.350%, 03/01/2029	650	641
3.500%, 06/01/2041	330	262
2.750%, 06/01/2031	355	311
2.550%, 12/01/2033	1,338	1,091
2.300%, 06/01/2027	939	872
1.650%, 02/01/2028	815	726
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,198
CCO Holdings
4.750%, 02/01/2032 (A)	1,515	1,336
4.500%, 05/01/2032	260	223
4.250%, 02/01/2031 (A)	840	734
Charter Communications Operating
5.125%, 07/01/2049	200	162
4.908%, 07/23/2025	2,990	2,962
3.750%, 02/15/2028	610	576
Cinemark USA
5.875%, 03/15/2026 (A)	446	436
DISH DBS
5.875%, 11/15/2024	890	834
5.750%, 12/01/2028 (A)	480	383
5.250%, 12/01/2026 (A)	540	463
Gannett Holdings
6.000%, 11/01/2026 (A)	250	221
iHeartCommunications
8.375%, 05/01/2027	780	506
Intelsat Jackson Holdings (Escrow Security)
9.750%, 07/15/2025 (A)(B)	650	–
5.500%, 08/01/2023 (B)	1,747	–
Mauritius Investments
6.500%, 10/13/2026	1,950	1,964
Meta Platforms
3.850%, 08/15/2032	815	775
3.500%, 08/15/2027	420	409
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	282
4.500%, 04/27/2031 (A)	219	182
Scripps Escrow
5.875%, 07/15/2027 (A)	506	450
Sinclair Television Group
5.125%, 02/15/2027 (A)	465	415
Sirius XM Radio
4.000%, 07/15/2028 (A)	1,070	990

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
4.500%, 04/15/2050	$1,416	$1,251
Townsquare Media
6.875%, 02/01/2026 (A)	842	825
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	330	326
Urban One
7.375%, 02/01/2028 (A)	1,050	892
Verizon Communications
2.100%, 03/22/2028	485	439
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	437
VTR Comunicaciones
5.125%, 01/15/2028 (A)	346	173
Ziff Davis
4.625%, 10/15/2030 (A)	670	615
ZipRecruiter
5.000%, 01/15/2030 (A)	200	175

		26,474

Consumer Discretionary — 7.3%
Allen Media
10.500%, 02/15/2028 (A)	570	305
Altice Financing
5.750%, 08/15/2029 (A)	610	542
5.000%, 01/15/2028 (A)	735	666
Asbury Automotive Group
5.000%, 02/15/2032 (A)	260	236
4.625%, 11/15/2029 (A)	475	440
Banijay Entertainment SASU
8.125%, 05/01/2029 (A)	200	206
Bath & Body Works
6.625%, 10/01/2030 (A)	660	675
5.250%, 02/01/2028	260	257
Boyne USA
4.750%, 05/15/2029 (A)	390	367
Caesars Entertainment
7.000%, 02/15/2030 (A)	340	349
Caesars Resort Collection
5.750%, 07/01/2025 (A)	270	270
CalAtlantic Group
5.250%, 06/01/2026	330	310
Carnival
10.500%, 06/01/2030 (A)	240	262
7.000%, 08/15/2029 (A)	190	198
5.750%, 03/01/2027 (A)	780	761
4.000%, 08/01/2028 (A)	290	270
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	430	468
Carriage Services
4.250%, 05/15/2029 (A)	440	391

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarios Global
8.500%, 05/15/2027 (A)	$400	$401
CSC Holdings
11.250%, 05/15/2028 (A)	980	1,010
7.500%, 04/01/2028 (A)	930	696
6.500%, 02/01/2029 (A)	420	370
5.750%, 01/15/2030 (A)	443	276
5.250%, 06/01/2024	300	293
4.125%, 12/01/2030 (A)	590	449
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	500	25
5.375%, 08/15/2026 (A)(B)	330	17
DirecTV Financing
5.875%, 08/15/2027 (A)	1,950	1,832
DISH Network
11.750%, 11/15/2027 (A)	720	752
Expedia Group
4.625%, 08/01/2027	607	604
Foot Locker
4.000%, 10/01/2029 (A)	820	679
Ford Motor
3.250%, 02/12/2032	2,751	2,288
Ford Motor Credit
4.950%, 05/28/2027	1,019	994
3.625%, 06/17/2031	1,120	966
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,160	1,043
Full House Resorts
8.250%, 02/15/2028 (A)	650	611
General Motors
5.950%, 04/01/2049	36	35
4.000%, 04/01/2025	230	226
General Motors Financial
5.650%, 01/17/2029	165	169
Getty Images
9.750%, 03/01/2027 (A)	720	724
GrubHub Holdings
5.500%, 07/01/2027 (A)	280	235
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	940	867
Hyundai Capital America
6.200%, 09/21/2030 (A)	735	774
KB Home
7.250%, 07/15/2030	505	523
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,125	1,045
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	985	848
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	260	229
Match Group Holdings II
5.000%, 12/15/2027 (A)	190	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 10/01/2031 (A)	$355	$307
McClatchy
11.000%, 07/15/2027 (A)	394	432
Mclaren Finance
7.500%, 08/01/2026 (A)	940	806
MDC Holdings
6.000%, 01/15/2043	180	167
Melco Resorts Finance
5.375%, 12/04/2029 (A)	420	370
4.875%, 06/06/2025 (A)	200	194
MercadoLibre
3.125%, 01/14/2031	640	548
Metis Merger Sub
6.500%, 05/15/2029 (A)	267	241
Michaels
5.250%, 05/01/2028 (A)	410	324
Mohegan Tribal Gaming Authority
13.250%, 12/15/2027 (A)	200	213
8.000%, 02/01/2026 (A)	956	902
NCL
8.125%, 01/15/2029 (A)	230	240
5.875%, 03/15/2026 (A)	820	802
Newell Brands
6.500%, 04/01/2046	506	421
5.200%, 04/01/2026	700	690
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	730	372
Penske Automotive Group
3.750%, 06/15/2029	788	701
PM General Purchaser
9.500%, 10/01/2028 (A)	1,510	1,531
QVC
4.850%, 04/01/2024	460	455
4.450%, 02/15/2025	130	122
4.375%, 09/01/2028	320	231
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	120	130
9.250%, 01/15/2029 (A)	250	269
8.250%, 01/15/2029 (A)	170	181
4.250%, 07/01/2026 (A)	710	686
Sally Holdings
5.625%, 12/01/2025	970	970
Sands China
5.650%, 08/08/2028	240	238
3.500%, 08/08/2031	200	168
3.100%, 03/08/2029	200	174
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	822	768
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	905	888
SRS Distribution
6.125%, 07/01/2029 (A)	961	911

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
StoneMor
8.500%, 05/15/2029 (A)		$520	$408
TKC Holdings
6.875%, 05/15/2028 (A)		150	139
TopBuild
4.125%, 02/15/2032 (A)		40	35
3.625%, 03/15/2029 (A)		470	426
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	408
Viking Cruises
9.125%, 07/15/2031 (A)		$480	512
5.875%, 09/15/2027 (A)		400	386
VOC Escrow
5.000%, 02/15/2028 (A)		610	584
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		685	585
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	662
Winnebago Industries
6.250%, 07/15/2028 (A)		$670	658
WW International
4.500%, 04/15/2029 (A)		370	243
Wynn Macau
4.875%, 10/01/2024 (A)		1,670	1,648
Yum! Brands
4.750%, 01/15/2030 (A)		424	411
ZF North America Capital
7.125%, 04/14/2030 (A)		160	171
4.750%, 04/29/2025 (A)		400	395

			49,262

Consumer Staples — 1.0%
Altria Group
2.350%, 05/06/2025		395	381
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		1,406	1,428
Constellation Brands
3.150%, 08/01/2029		560	520
Darling Ingredients
6.000%, 06/15/2030 (A)		940	941
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	104
Kraft Heinz Foods
4.375%, 06/01/2046		1,561	1,362
Performance Food Group
5.500%, 10/15/2027 (A)		420	414
Post Holdings
4.625%, 04/15/2030 (A)		399	367
US Foods
4.750%, 02/15/2029 (A)		771	732
4.625%, 06/01/2030 (A)		313	292

			6,541

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 7.6%
Berry Petroleum
7.000%, 02/15/2026 (A)	$1,000	$968
Blue Racer Midstream
7.625%, 12/15/2025 (A)	570	577
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	790	794
Chord Energy Corp
6.375%, 06/01/2026 (A)	820	820
Civitas Resources
8.375%, 07/01/2028 (A)	330	344
5.000%, 10/15/2026 (A)	445	432
CNX Midstream Partners
4.750%, 04/15/2030 (A)	400	359
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	623
CQP Holdco
5.500%, 06/15/2031 (A)	1,189	1,127
Crescent Energy Finance
9.250%, 02/15/2028 (A)	320	332
Crestwood Midstream Partners
6.000%, 02/01/2029 (A)	30	30
Devon Energy
5.850%, 12/15/2025	951	961
Ecopetrol
6.875%, 04/29/2030	810	803
Energy Transfer
9.669%, US0003M + 4.028%(C)(D)	230	221
7.125%, H15T5Y + 5.306%(C)(D)	220	203
EQM Midstream Partners
7.500%, 06/01/2030 (A)	330	355
Global Partners
6.875%, 01/15/2029	505	487
GNL Quintero
4.634%, 07/31/2029	282	278
Hilcorp Energy I
8.375%, 11/01/2033 (A)	350	371
6.250%, 04/15/2032 (A)	420	404
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	745	782
6.750%, 01/15/2027 (A)	1,173	1,160
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	400	389
Kinetik Holdings
5.875%, 06/15/2030 (A)	725	711
Marathon Petroleum
3.800%, 04/01/2028	305	292
Matador Resources
6.875%, 04/15/2028 (A)	720	730
MEG Energy
7.125%, 02/01/2027 (A)	620	630
5.875%, 02/01/2029 (A)	110	107

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPLX
4.800%, 02/15/2029	$230	$228
4.000%, 03/15/2028	890	858
Nabors Industries
9.125%, 01/31/2030 (A)	215	216
7.375%, 05/15/2027 (A)	1,800	1,763
7.250%, 01/15/2026 (A)	160	154
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	800	793
Noble Finance II
8.000%, 04/15/2030 (A)	725	754
Northern Oil and Gas
8.125%, 03/01/2028 (A)	600	608
NuStar Logistics
6.375%, 10/01/2030	630	631
Occidental Petroleum
7.950%, 06/15/2039	1,300	1,515
7.150%, 05/15/2028	840	888
6.625%, 09/01/2030	650	691
6.450%, 09/15/2036	230	243
4.400%, 08/15/2049	150	111
ONEOK
6.350%, 01/15/2031	305	326
Permian Resources Operating
9.875%, 07/15/2031 (A)	490	544
7.000%, 01/15/2032 (A)	775	800
5.875%, 07/01/2029 (A)	1,050	1,024
Petrobras Global Finance BV
5.299%, 01/27/2025	290	288
Petroleos de Venezuela
6.000%, 10/28/2022 (B)	8,860	600
6.000%, 05/16/2024 (B)	3,790	417
6.000%, 11/15/2026 (B)	1,110	125
5.500%, 04/12/2037 (B)	130	14
5.375%, 04/12/2027 (B)	2,570	273
Petroleos Mexicanos
7.690%, 01/23/2050	406	289
6.950%, 01/28/2060	207	136
6.490%, 01/23/2027	73	69
5.350%, 02/12/2028	180	156
4.500%, 01/23/2026	40	37
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	11
Phillips 66
3.900%, 03/15/2028	495	481
Plains All American Pipeline
9.751%, TSFR3M + 4.372%(C)(D)	560	541
3.600%, 11/01/2024	165	162
QazaqGaz NC JSC
4.375%, 09/26/2027 (A)	300	287
Range Resources
8.250%, 01/15/2029	930	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 02/15/2030 (A)	$380	$351
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	310	313
Sabine Pass Liquefaction
5.625%, 03/01/2025	750	751
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	650	636
SilverBow Resources
13.135%, TSFR3M + 7.750%, 12/15/2028 (A)(C)	1,450	1,436
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	545	565
Southwestern Energy
8.375%, 09/15/2028	790	817
4.750%, 02/01/2032	1,380	1,277
Summit Midstream Holdings
12.000%, 10/15/2026 (A)	1,080	1,042
9.000%, 10/15/2026 (A)(E)	290	288
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)	220	205
TechnipFMC
6.500%, 02/01/2026 (A)	980	974
Teck Resources
3.900%, 07/15/2030	230	213
Total Capital International
2.829%, 01/10/2030	1,260	1,157
Transocean
11.500%, 01/30/2027 (A)	1,390	1,453
8.750%, 02/15/2030 (A)	86	89
Transocean Poseidon
6.875%, 02/01/2027 (A)	338	336
Transocean Titan Financing
8.375%, 02/01/2028 (A)	220	228
USA Compression Partners
6.875%, 04/01/2026	1,095	1,090
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	860	856
4.125%, 08/15/2031 (A)	200	176
3.875%, 11/01/2033 (A)	300	254
Venture Global LNG
9.875%, 02/01/2032 (A)	330	343
8.375%, 06/01/2031 (A)	400	400
8.125%, 06/01/2028 (A)	995	1,005
Western Midstream Operating
5.450%, 04/01/2044	1,100	996
5.300%, 03/01/2048	530	461
YPF
8.500%, 07/28/2025 (A)	700	676
6.950%, 07/21/2027 (A)	380	340

		51,014

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 11.2%
Accelerate360 Holdings
8.000%, 03/01/2028 (A)	$1,154	$1,200
Acrisure
6.000%, 08/01/2029 (A)	855	777
4.250%, 02/15/2029 (A)	915	826
AG Issuer
6.250%, 03/01/2028 (A)	1,046	1,040
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	120	126
AIA Group
3.900%, 04/06/2028 (A)	475	459
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	710	707
Ally Financial
4.700%, H15T7Y + 3.481%(C)(D)	1,235	838
American International Group
3.400%, 06/30/2030	215	198
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	306
Avolon Holdings Funding
4.250%, 04/15/2026 (A)	90	87
2.875%, 02/15/2025 (A)	1,170	1,128
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	500	437
Banco do Brasil
6.250%, H15T10Y + 4.398%(C)(D)	1,099	1,074
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(C)(D)	970	914
6.750%, H15T5Y + 4.967%(A)(C)(D)	420	414
5.875%, H15T5Y + 4.643%(A)(C)(D)	1,340	1,232
Banco Santander
6.921%, 08/08/2033	600	639
4.250%, 04/11/2027	200	194
3.306%, 06/27/2029	400	369
2.746%, 05/28/2025	600	579
Bank of America
6.250%, TSFR3M + 3.967%(C)(D)	140	139
5.202%, SOFRRATE + 1.630%, 04/25/2029 (C)	995	1,001
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	1,975	1,860
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (C)	525	519
4.200%, 08/26/2024	215	213
3.824%, TSFR3M + 1.837%, 01/20/2028 (C)	1,425	1,369
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (C)	75	74

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)	EUR	1,670	$1,406
Barclays
8.000%, H15T5Y + 5.672%(C)(D)		$770	765
7.125%, GUKG5 + 6.579%(C)(D)	GBP	700	866
2.852%, SOFRRATE + 2.714%, 05/07/2026 (C)		$725	699
BBVA Bancomer
5.125%, H15T5Y + 2.650%, 01/18/2033 (A)(C)		410	371
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(C)(D)		270	276
3.375%, 01/09/2025 (A)		800	783
BPCE
4.625%, 09/12/2028 (A)		250	244
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(C)		375	301
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,115	1,041
Burford Capital Global Finance
9.250%, 07/01/2031 (A)		370	393
6.250%, 04/15/2028 (A)		380	365
Citigroup
6.300%, TSFR3M + 3.685%(C)(D)		1,170	1,154
4.910%, SOFRRATE + 2.086%, 05/24/2033 (C)		535	524
4.125%, 07/25/2028		1,360	1,306
4.000%, H15T5Y + 3.597%(C)(D)		450	414
Comerica Bank
2.500%, 07/23/2024		1,480	1,450
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(C)(D)	EUR	1,400	1,489
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(D)		$710	723
Credit Suisse NY
7.950%, 01/09/2025		250	256
4.750%, 08/09/2024		260	258
Deutsche Bank
6.000%, H15T5Y + 4.524%(C)(D)		200	181
First Horizon National
4.000%, 05/26/2025		585	566
FirstCash
5.625%, 01/01/2030 (A)		340	326
Freedom Mortgage
6.625%, 01/15/2027 (A)		945	902
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)		2,769	2,603
Global Payments
2.650%, 02/15/2025		370	359
GTCR W-2 Merger Sub
7.500%, 01/15/2031 (A)		690	729

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Highlands Holdings Bond Issuer
7.625%, 10/15/2025 (A)		$1,150	$1,169
HSBC Holdings
4.950%, 03/31/2030		226	224
3.803%, TSFR3M + 1.473%, 03/11/2025 (C)		500	498
1.645%, SOFRRATE + 1.538%, 04/18/2026 (C)		1,000	950
Intercontinental Exchange
2.100%, 06/15/2030		750	650
Intesa Sanpaolo
7.800%, 11/28/2053 (A)		730	802
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		330	328
Itau Unibanco Holding
4.625%, H15T5Y + 3.222%(A)(C)(D)		920	809
Jane Street Group
4.500%, 11/15/2029 (A)		160	149
JPMorgan Chase
4.912%, SOFRRATE + 2.080%, 07/25/2033 (C)		530	524
4.323%, SOFRRATE + 1.560%, 04/26/2028 (C)		1,870	1,842
4.125%, 12/15/2026		313	307
2.956%, TSFR3M + 2.515%, 05/13/2031 (C)		230	202
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)		270	243
4.250%, 02/01/2027 (A)		70	66
Lloyds Banking Group
4.947%(C)(D)	EUR	290	312
LPL Holdings
4.000%, 03/15/2029 (A)		$500	463
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (C)		495	469
Macquarie Airfinance Holdings
8.125%, 03/30/2029 (A)		475	496
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		1,232	1,153
Morgan Stanley
4.210%, SOFRRATE + 1.610%, 04/20/2028 (C)		1,820	1,779
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (C)		815	820
4.889%, SOFRRATE + 2.076%, 07/20/2033 (C)		525	512
3.950%, 04/23/2027		1,030	1,000
1.794%, SOFRRATE + 1.034%, 02/13/2032 (C)		585	467
National Bank of Uzbekistan
4.850%, 10/21/2025		200	185

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		$575	$553
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(C)		450	420
NatWest Group
4.500%, GUKG5 + 3.992%(C)(D)	GBP	1,160	1,235
3.754%, H15T5Y + 2.100%, 11/01/2029 (C)		$225	219
Navient
9.375%, 07/25/2030		555	581
5.500%, 03/15/2029		774	714
NFP
6.875%, 08/15/2028 (A)		833	847
NMI Holdings
7.375%, 06/01/2025 (A)		410	411
Oxford Finance
6.375%, 02/01/2027 (A)		435	411
Paysafe Finance
4.000%, 06/15/2029 (A)		400	353
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(C)(D)		1,260	1,225
Popular
7.250%, 03/13/2028		605	622
Raymond James Financial
4.650%, 04/01/2030		370	373
Rocket Mortgage
3.625%, 03/01/2029 (A)		1,640	1,484
Saga
5.500%, 07/15/2026	GBP	610	622
StoneX Group
8.625%, 06/15/2025 (A)		$520	525
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (C)		200	208
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		680	673
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(D)		480	518
7.000%, USSW5 + 4.344%(A)(C)(D)		410	410
4.550%, 04/17/2026		802	791
3.869%, US0003M + 1.410%, 01/12/2029 (A)(C)		600	566
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(C)		340	279
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/2034 (A)(C)		260	267
5.459%, H15T5Y + 4.750%, 06/30/2035 (A)(C)		440	414
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		601	569

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
USI
7.500%, 01/15/2032 (A)		$305	$312
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(D)		500	524
5.875%(C)(D)		495	490
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (C)		1,155	1,125
4.100%, 06/03/2026		1,475	1,443
Yapi ve Kredi Bankasi MTN
13.875%, USSW5 + 11.245%(C)(D)		480	481

			75,553

Health Care — 4.3%
AbbVie
3.200%, 11/21/2029		1,285	1,201
AdaptHealth
6.125%, 08/01/2028 (A)		630	544
5.125%, 03/01/2030 (A)		350	273
4.625%, 08/01/2029 (A)		345	266
Akumin
7.000%, 11/01/2025 (A)(B)		310	251
Akumin Escrow
7.500%, 08/01/2028 (A)(B)		490	371
Amgen
5.250%, 03/02/2030		790	812
5.250%, 03/02/2033		840	861
APX Group
5.750%, 07/15/2029 (A)		946	882
AthenaHealth Group
6.500%, 02/15/2030 (A)		1,660	1,506
Bausch Health
14.000%, 10/15/2030 (A)		18	10
7.000%, 01/15/2028 (A)		130	57
6.125%, 02/01/2027 (A)		781	527
5.500%, 11/01/2025 (A)		310	284
5.000%, 01/30/2028 (A)		60	27
5.000%, 02/15/2029 (A)		390	168
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	285
4.250%, 12/15/2025 (A)		500	487
Becton Dickinson
3.700%, 06/06/2027		650	630
2.823%, 05/20/2030		585	523
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	466
Chrome Holdco SAS
5.000%, 05/31/2029 (A)		375	287
CHS
10.875%, 01/15/2032 (A)		$400	418
6.125%, 04/01/2030 (A)		1,070	693
6.000%, 01/15/2029 (A)		490	441

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 02/15/2031 (A)		$680	$534
Cidron Aida Finco S.A.R.L.
6.250%, 04/01/2028 (A)	GBP	440	527
CVS Health
4.300%, 03/25/2028		$890	875
3.750%, 04/01/2030		550	517
DaVita
3.750%, 02/15/2031 (A)		1,009	829
DH Europe Finance II S.A.R.L.
2.600%, 11/15/2029		165	149
HCA
7.500%, 11/06/2033		290	326
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	201
LifePoint Health
9.875%, 08/15/2030 (A)		$880	889
5.375%, 01/15/2029 (A)		1,105	817
Medline Borrower
5.250%, 10/01/2029 (A)		1,600	1,508
3.875%, 04/01/2029 (A)		1,080	977
Option Care Health
4.375%, 10/31/2029 (A)		690	624
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	328
Stryker
1.950%, 06/15/2030		775	663
Tenet Healthcare
6.125%, 06/15/2030		416	421
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		670	641
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031		550	600
4.750%, 05/09/2027		200	191
3.150%, 10/01/2026		260	241
UnitedHealth Group
5.350%, 02/15/2033		1,425	1,508
5.300%, 02/15/2030		1,680	1,758
US Renal Care
10.625%, 06/28/2028 (A)		151	114
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	397
Zoetis
2.000%, 05/15/2030		$1,030	887

			28,792

Industrials — 9.0%
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		350	352
5.000%, 09/30/2027 (A)		320	309
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	289

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	$520	$394
4.000%, 08/11/2041 (A)	640	481
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	350
Air Canada
3.875%, 08/15/2026 (A)	750	717
Air Lease
3.250%, 03/01/2025	790	769
Air Lease MTN
3.750%, 06/01/2026	560	540
Allegiant Travel
7.250%, 08/15/2027 (A)	275	269
Allied Universal Holdco
9.750%, 07/15/2027	649	636
6.625%, 07/15/2026 (A)	590	587
Allison Transmission
4.750%, 10/01/2027 (A)	210	203
American Airlines
8.500%, 05/15/2029 (A)	390	412
7.250%, 02/15/2028 (A)	440	445
5.750%, 04/20/2029 (A)	941	917
5.500%, 04/20/2026 (A)	585	581
American Airlines Pass-Through Trust
4.950%, 02/15/2025	302	293
American News
8.500%cash/0% PIK, 09/01/2026 (A)	1,022	1,137
APi Group DE
4.125%, 07/15/2029 (A)	1,206	1,097
Arcosa
4.375%, 04/15/2029 (A)	470	438
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	570	550
Boeing
5.805%, 05/01/2050	330	342
5.150%, 05/01/2030	140	142
3.450%, 11/01/2028	355	334
3.250%, 03/01/2028	395	371
Bombardier
7.875%, 04/15/2027 (A)	760	760
Builders FirstSource
4.250%, 02/01/2032 (A)	310	280
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	300	275
Carriage Purchaser
7.875%, 10/15/2029 (A)	400	327
Carrier Global
2.493%, 02/15/2027	1,030	968
2.242%, 02/15/2025	940	911
Chart Industries
7.500%, 01/01/2030 (A)	300	314

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CoreCivic
8.250%, 04/15/2026	$350	$356
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	527	432
CP Atlas Buyer
7.000%, 12/01/2028 (A)	895	779
Dealer Tire
8.000%, 02/01/2028 (A)	1,624	1,608
DP World MTN
5.625%, 09/25/2048 (A)	250	239
Garda World Security
7.750%, 02/15/2028 (A)	235	243
GEO Group
10.500%, 06/30/2028	692	702
GFL Environmental
6.750%, 01/15/2031 (A)	260	268
5.125%, 12/15/2026 (A)	230	228
4.750%, 06/15/2029 (A)	960	904
4.000%, 08/01/2028 (A)	1,108	1,024
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	425	392
5.625%, 06/01/2029 (A)	820	749
GYP Holdings III
4.625%, 05/01/2029 (A)	440	402
H&E Equipment Services
3.875%, 12/15/2028 (A)	450	409
Hillenbrand
3.750%, 03/01/2031	549	475
Husky III Holding
13.000%cash/0% PIK, 02/15/2025 (A)	560	558
Icahn Enterprises
4.750%, 09/15/2024	941	935
IHS Holding
6.250%, 11/29/2028 (A)	350	283
5.625%, 11/29/2026 (A)	440	382
JB Poindexter
8.750%, 12/15/2031 (A)	300	306
Johnson Controls International
4.900%, 12/01/2032	140	141
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	509
Madison IAQ
5.875%, 06/30/2029 (A)	179	158
4.125%, 06/30/2028 (A)	169	153
Mexico City Airport Trust
5.500%, 10/31/2046	400	344
5.500%, 07/31/2047	892	767
4.250%, 10/31/2026 (A)	210	202
3.875%, 04/30/2028 (A)	1,190	1,115
MHP Lux
6.950%, 04/03/2026	1,670	1,283

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MV24 Capital BV
6.748%, 06/01/2034	$2,008	$1,879
Northrop Grumman
3.250%, 01/15/2028	1,820	1,739
Otis Worldwide
2.565%, 02/15/2030	1,335	1,187
Park-Ohio Industries
6.625%, 04/15/2027	730	675
Rand Parent
8.500%, 02/15/2030 (A)	785	751
Regal Rexnord
6.300%, 02/15/2030 (A)	535	549
RR Donnelley & Sons
9.750%, 07/31/2028 (A)	230	229
RXO
7.500%, 11/15/2027 (A)	630	650
Spirit AeroSystems
9.750%, 11/15/2030 (A)	695	747
9.375%, 11/30/2029 (A)	320	350
4.600%, 06/15/2028	737	652
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	1,143	822
Standard Industries
4.375%, 07/15/2030 (A)	605	556
Stanley Black & Decker
4.250%, 11/15/2028	610	597
Titan Acquisition
7.750%, 04/15/2026 (A)	1,365	1,374
Titan International
7.000%, 04/30/2028	1,360	1,361
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,546	1,519
TransDigm
7.125%, 12/01/2031 (A)	625	655
6.750%, 08/15/2028 (A)	895	915
6.250%, 03/15/2026 (A)	610	609
5.500%, 11/15/2027	900	882
4.875%, 05/01/2029	339	317
4.625%, 01/15/2029	125	117
Triumph Group
9.000%, 03/15/2028 (A)	1,375	1,462
7.750%, 08/15/2025	731	729
Tutor Perini
6.875%, 05/01/2025 (A)	1,120	1,093
United Airlines
4.625%, 04/15/2029 (A)	330	309
United Rentals North America
5.250%, 01/15/2030	530	522
4.875%, 01/15/2028	300	293
Vertiv Group
4.125%, 11/15/2028 (A)	810	760

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	$160	$135
7.875%, 05/01/2027 (A)	1,975	1,699
VT Topco
8.500%, 08/15/2030 (A)	605	629
XPO
7.125%, 02/01/2032 (A)	605	624
6.250%, 06/01/2028 (A)	340	344

		60,867

Information Technology — 2.6%
Broadcom
3.500%, 02/15/2041 (A)	495	392
3.469%, 04/15/2034 (A)	165	143
3.419%, 04/15/2033 (A)	1,080	949
3.187%, 11/15/2036 (A)	53	43
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	687
Central Parent
7.250%, 06/15/2029 (A)	800	816
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	876	822
CommScope
6.000%, 03/01/2026 (A)	385	343
4.750%, 09/01/2029 (A)	460	309
Dell International
6.020%, 06/15/2026	1,425	1,459
5.300%, 10/01/2029	75	77
Elastic
4.125%, 07/15/2029 (A)	645	592
Gen Digital
7.125%, 09/30/2030 (A)	660	690
Hewlett Packard Enterprise
4.900%, 10/15/2025	1,745	1,737
Imola Merger
4.750%, 05/15/2029 (A)	984	935
Lam Research
1.900%, 06/15/2030	280	241
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)	460	472
NCR
5.125%, 04/15/2029 (A)	380	361
NXP BV
3.400%, 05/01/2030	215	198
Open Text Holdings
4.125%, 02/15/2030 (A)	3	3
Oracle
6.250%, 11/09/2032	2,035	2,214
2.950%, 04/01/2030	98	88
2.875%, 03/25/2031	510	452
Prosus
3.680%, 01/21/2030 (A)	250	219

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prosus MTN
4.027%, 08/03/2050 (A)		$560	$368
3.061%, 07/13/2031 (A)		300	242
SNF Group
3.375%, 03/15/2030 (A)		310	266
Sprint Capital
8.750%, 03/15/2032		480	592
TeamSystem
3.500%, 02/15/2028 (A)	EUR	450	459
United Group BV
4.625%, 08/15/2028 (A)		450	470
Vericast
12.500%, 12/15/2027 (A)		$180	204
11.000%, 09/15/2026 (A)		240	254
Virtusa
7.125%, 12/15/2028 (A)		255	218

			17,315

Materials — 1.9%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	507
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	635
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		410	409
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)		255	184
Avient
7.125%, 08/01/2030 (A)		470	489
Axalta Coating Systems
3.375%, 02/15/2029 (A)		942	845
Berry Global
1.570%, 01/15/2026		305	283
Chemours
4.625%, 11/15/2029 (A)		605	531
Cleveland-Cliffs
4.875%, 03/01/2031 (A)		665	601
First Quantum Minerals
7.500%, 04/01/2025 (A)		200	191
6.875%, 03/01/2026 (A)		410	367
6.875%, 10/15/2027 (A)		1,030	875
Freeport-McMoRan
5.450%, 03/15/2043		420	409
Huntsman International
4.500%, 05/01/2029		355	342
Ingevity
3.875%, 11/01/2028 (A)		685	613
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	136
OCP
3.750%, 06/23/2031 (A)		200	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sasol Financing USA
5.500%, 03/18/2031	$440	$370
4.375%, 09/18/2026	1,360	1,263
Scotts Miracle-Gro
4.000%, 04/01/2031	776	658
Sealed Air
6.875%, 07/15/2033 (A)	381	404
6.125%, 02/01/2028 (A)	200	202
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	330	347
6.000%, 11/01/2028 (A)	710	699
Suzano Austria GmbH
3.125%, 01/15/2032	590	490
Vale Overseas
6.250%, 08/10/2026	380	389
WR Grace Holdings
5.625%, 08/15/2029 (A)	630	554

		12,965

Real Estate — 0.7%
Agree
2.900%, 10/01/2030	165	141
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	320
CoStar Group
2.800%, 07/15/2030 (A)	585	497
Cushman & Wakefield US Borrower
8.875%, 09/01/2031 (A)	300	318
Essex Portfolio
3.000%, 01/15/2030	370	330
Five Point Operating
7.875%, 11/15/2025 (A)	260	258
MPT Operating Partnership
4.625%, 08/01/2029	70	50
Prologis
1.750%, 07/01/2030	280	234
Realty Income
4.875%, 06/01/2026	940	941
2.850%, 12/15/2032	355	301
Service Properties Trust
8.625%, 11/15/2031 (A)	360	377
5.500%, 12/15/2027	190	174
Spirit Realty
3.200%, 01/15/2027	560	530
WP Carey
4.250%, 10/01/2026	650	635

		5,106

Utilities — 1.0%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	112

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Electric Power
2.300%, 03/01/2030	$280	$239
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	140
Eskom Holdings SOC MTN
6.350%, 08/10/2028	500	486
NiSource
3.600%, 05/01/2030	50	46
Pike
8.625%, 01/31/2031 (A)	70	74
5.500%, 09/01/2028 (A)	923	879
Sempra
3.400%, 02/01/2028	1,005	958
Southern California Edison
4.200%, 03/01/2029	420	412
Sunnova Energy
5.875%, 09/01/2026 (A)	920	783
TransAlta
7.750%, 11/15/2029	270	287
6.500%, 03/15/2040	980	973
Vistra Operations
3.550%, 07/15/2024 (A)	1,120	1,104

		6,493

Total Corporate Obligations
(Cost $366,350) ($ Thousands)		340,382

LOAN PARTICIPATIONS — 9.8%
1011778 B.C., Term Loan
7.606%, 09/23/2030 (C)	420	420
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
8.696%, CME Term SOFR + 3.000%, 02/07/2029 (C)	909	899
Accession Risk Management Group, Term Loan, 1st Lien
11.426%, 10/30/2026	27	27
11.388%, 11/01/2029	15	15
11.038%, 11/01/2026	13	12
11.033%, 11/01/2026	33	33
10.998%, 11/01/2026	43	43
Acrisure, LLC, 2020 Term Loan, 1st Lien
9.150%, Syn LIBOR + 3.500%, 02/15/2027 (C)	357	356
Acrisure, Term loan, 1st Lien
9.888%, 10/18/2030 (C)	586	586
Action, Term Loan, 1st Lien
8.598%, 10/19/2030	440	441
ADS Tactical Inc, Term Loan, 1st Lien
11.220%, 03/19/2026 (C)	955	943

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Adtalem Global, Term Loan, 1st Lien
9.470%, 08/12/2028	$101	$101
AI Aqua, Term Loan, 1st Lien
0.000%, 07/31/2028 (F)	770	773
Allen Media LLC, Initial Term Loan, 1st Lien
10.998%, 02/10/2027 (C)	956	846
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 05/12/2028 (C)	665	662
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
8.970%, 08/17/2028 (C)	523	523
Amentum Goverment Services Holdings LLC, Term Loan, 1st Lien
9.358%, 02/15/2029 (C)	958	956
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
9.470%, CME Term SOFR + 3.500%, 01/29/2027 (C)	354	354
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
9.470%, CME Term SOFR + 3.500%, 01/29/2027 (C)	178	178
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 03/11/2028 (C)	319	311
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
8.220%, 05/15/2026 (C)	19	19
Arcis, 1st Lien
9.220%, 11/24/2028	690	691
Aretec Group, Inc., 1st Lien
9.956%, 03/08/2030 (C)	360	359
Assured Partners, 1st Lien
9.220%, 02/12/2027	380	381
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.720%, 01/20/2029 (C)	950	893
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.720%, 07/31/2027 (C)	497	493
Athena Helath Group, Initial Term Loan
8.606%, 02/15/2029 (C)	79	79
Autokiniton, Term Loan B, 1st Lien
9.970%, 04/06/2028 (C)	215	216
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
8.206%, CME Term SOFR + 2.750%, 06/07/2028 (C)	974	974
Brown Group Holdings, LLC, Term Loan B-2
9.138%, 07/02/2029	23	22
9.133%, 07/02/2029 (C)	48	48

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Caesars Entertainment, Term Loan, 1st Lien
8.706%, 02/06/2030 (C)	$219	$219
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
9.998%, CME Term SOFR + 4.500%, 11/12/2027 (C)	997	913
Carnival Corporation, Intial Term Loan
8.357%, 08/08/2027	209	210
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.706%, 11/03/2028 (C)	565	563
Citaldel Securities LP
7.970%, 07/29/2030	629	629
Clarios Global, Term Loan, 1st Lien
9.106%, 05/06/2030 (C)	420	421
Clark Equipment Company, Term Loan B, 1st Lien
7.948%, 04/20/2029 (C)	87	87
Cloudera, Term Loan, 1st Lien
9.198%, 10/08/2028	440	435
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
10.522%, 02/20/2029 (C)	482	477
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
12.356%, CME Term SOFR + 7.000%, 02/19/2029 (C)	2,190	1,984
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.356%, CME Term SOFR + 4.000%, 10/16/2026 (C)	865	856
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
12.360%, 04/07/2028 (C)	300	285
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 04/09/2027 (C)	242	239
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.650%, CME Term SOFR + 5.000%, 08/02/2027 (C)	779	778
Dominion Diamond, 1st Lien
10.000%, 06/30/2026	814	815
Donnelley Financial, Term Loan, 1st Lien
12.706%, 03/17/2028	655	653
DS Parent, Term Loan, 1st Lien
0.000%, 12/16/2030 (F)	620	591
Energize Holdco LLC, Initial Term Loan, 1st Lien
9.220%, 12/08/2028 (C)	788	786
Energize Holdco LLC, Initial Term Loan, 2nd Lien
12.220%, 12/07/2029	425	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
7.675%, EURIBOR + 3.750%, 05/19/2028 (C)	$319	$339
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
9.110%, 05/19/2028	711	705
Entercom Media Corp., Term B-2 Loan, 1st Lien
8.145%, CME Term SOFR + 2.500%, 11/18/2024 (C)	1,140	544
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
14.610%, 03/08/2024 (C)	242	235
Evertec, 1st Lien
8.956%, 10/12/2030	280	280
EyeCare Partners, LLC, Term Loan, 1st Lien
9.395%, CME Term SOFR + 3.750%, 02/18/2027 (C)	244	118
EyeCare Partners, Term Loan, 1st Lien
9.395%, 11/15/2028	453	217
EyeCare Partners, Term Loan, 2nd Lien
12.395%, 11/15/2029	430	115
Fanatics Commercial, Term Loan, 1st Lien
8.720%, 11/24/2028	294	292
First Brand Group, Term Loan, 2nd Lien
14.381%, 03/30/2028	1,200	1,133
First Brands Group, LLC, 2021 Term Loan, 1st Lien
10.881%, CME Term SOFR + 5.000%, 03/30/2027 (C)	538	532
First Brands Group, LLC, Term Loan, 1st Lien
10.881%, 03/30/2027	542	537
Flutter Financing, Term Loan, 1st Lien
7.698%, 11/10/2030 (C)	710	711
Focus Financial, Term Loan, 1st Lien
8.606%, 06/30/2028	565	565
7.856%, 06/30/2028	528	528
Froneri International Limited, Facility B1, 1st Lien
6.097%, Euribor + 2.375%, 01/29/2027 (C)	330	360
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.448%, CME Term SOFR + 4.000%, 10/01/2027 (C)	1,245	1,208
Garda Security, Term Loan, 1st Lien
9.625%, 02/01/2029	473	473
Garda World Security Corp
9.725%, CME Term SOFR + 4.250%, 10/30/2026 (C)	679	679

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
GEO Group, Term Loan, 1st Lien
12.481%, 03/23/2027	$402	$409
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 02/19/2026 (C)	354	355
Global Tel Link Corporation, Term Loan, 1st Lien
9.783%, CME Term SOFR + 0.040%, 11/29/2025 (C)	414	394
Global Tel Link, Term Loan, 1st Lien
9.783%, 11/29/2025	1	1
Greystone Select, Term Loan, 1st Lien
10.658%, 06/16/2028 (C)	281	278
GTCR W Merger Sub LLC
0.000%, 09/20/2030 (F)	320	321
Harbor Freight Tools USA, Inc
8.220%, 10/19/2027	858	856
Hayward Industries, 1st Lien
8.706%, 05/30/2028	267	265
Hyperion Insurance, Term Loan, 1st Lien
9.356%, 04/18/2030	119	120
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
9.110%, 12/22/2028	764	758
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
12.360%, 12/21/2029	225	204
Infinisource/ISolved, Term loan, 1st Lien
9.484%, 10/05/2030	300	300
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
8.220%, CME Term SOFR + 2.750%, 01/26/2028 (C)	1,019	1,022
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 05/05/2028 (C)	705	708
Knight Health Holdings, Term Loan, 1st Lien
10.720%, 12/23/2028	639	172
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.456%, CME Term SOFR + 5.000%, 10/29/2028 (C)	639	611
Learsfield Communications, 1st Lien
10.856%, 06/30/2028	450	433
Lids Holdings, Term Loan
11.028%, 12/14/2026	844	814
Loyalty Ventures Inc., Term B Loan, 1st Lien
13.750%, 11/03/2027	829	7
LRS Holdings, LLC, Intial Term Loan, 1st Lien
9.720%, 08/31/2028	658	645

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.645%, CME Term SOFR + 5.000%, 07/27/2028 (C)	$414	$291
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.250%, 10/23/2028 (C)	936	940
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.970%, 08/02/2028 (C)	709	706
Michaels Companies, Inc. The, Term B Loan, 1st Lien
9.860%, LIBOR + 4.250%, 04/15/2028 (C)	100	83
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.900%, CME Term SOFR + 4.250%, 09/01/2028 (C)	259	249
MRI Software, Term Loan, 1st Lien
10.948%, 02/10/2026	537	524
Neptune Bidco, Term Loan, 1st Lien
10.257%, 10/11/2028	786	715
Nexus Buyer, 1st Lien
9.738%, 12/23/2030	630	624
Osaic Holdings, Inc., Term B-2 Loan, 1st Lien
9.856%, 08/17/2028 (C)	400	401
Pacific Bells, LLC, Initial Term Loan, 1st Lien
10.110%, 11/10/2028	255	254
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
10.150%, 08/18/2028	472	288
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
9.895%, 12/15/2028	559	433
Peraton Corp., Term B Loan, 1st Lien
9.206%, CME Term SOFR + 3.750%, 02/01/2028 (C)	1,113	1,115
Peraton Corp., Term B-1 Loan, 2nd Lien
13.222%, CME Term SOFR + 7.750%, 02/01/2029 (C)	580	575
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
8.720%, CME Term SOFR + 3.250%, 03/05/2026 (C)	41	41
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
9.610%, CME Term SOFR + 4.000%, 12/17/2027 (C)	725	717
Polyconcept, Term Loan, 1st Lien
10.848%, 05/18/2029	663	656

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.448%, CME Term SOFR + 3.000%, 11/18/2027 (C)	$740	$729
Pretium Packaging, Term Loan, 1st Lien
10.395%, 10/02/2028 (C)	775	758
Prime Security, Term Loan, 1st Lien
7.841%, 10/11/2030	300	301
Project Alpha, Term Loan, 1st Lien
10.106%, 10/19/2030	480	482
Project Sky, Term Loan, 1st Lien
11.456%, 10/08/2029 (C)	140	133
9.206%, 10/08/2028 (C)	757	748
Redstone Holdco, Term Loan, 1st Lien
10.220%, CME Term SOFR + 4.750%, 04/27/2028 (C)	514	386
RegionalCare/Lifepoint Health, Term Loan, 1st Lien
11.168%, 11/16/2028	1,010	1,005
RSC Acquisition Term Loan, 1st Lien
11.038%, 11/01/2026	28	28
11.033%, 11/01/2026	137	136
10.998%, 11/01/2026	63	63
Ryan, Term Loan, 1st Lien
9.856%, 11/09/2030	620	621
Sedgewick CMS, Term Loan, 1st Lien
9.106%, 02/24/2028	479	480
Signature Aviation/BBA Aviation, Term Loan, 1st Lien
9.106%, 07/02/2029	19	19
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 10/20/2027 (C)	384	393
Smyrna Ready Mix Concrete, Term Loan
8.858%, 04/02/2029 (C)	283	283
Sotera Health, Term Loan, 1st Lien
9.106%, 12/11/2026	439	439
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
11.441%, 06/19/2026	573	570
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
10.038%, 08/31/2028	561	555
Topgolf, Term Loan, 1st Lien
8.956%, 03/15/2030	418	417
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.500%, 03/31/2028 (C)	772	764
UFC Holdings, Term Loan, 1st Lien
8.399%, 04/29/2026	336	337

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
9.233%, CME Term SOFR + 3.750%, 05/04/2026 (C)	$240	$240
United AirLines, Inc., Class B Term Loan, 1st Lien
9.220%, 04/21/2028 (C)	232	233
United Site, Term Loan
9.713%, 12/15/2028	1	1
Universal Servies, Term Loan, 1st Lien
10.106%, 05/12/2028	320	320
UST Holdings, Term Loan, 1st Lien
8.956%, 11/20/2028	481	479
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.470%, CME Term SOFR + 4.000%, 08/27/2025 (C)	1,045	1,046
Virgin Media Bristol LLC, N Facility, 1st Lien
7.976%, CME Term SOFR + 2.500%, 01/31/2028 (C)	935	930
Virgin Media, Term Loan, 1st Lien
8.790%, 03/31/2031 (C)	340	338
Virtusa, Term Loan
9.220%, 02/11/2028	910	911
WW International, Inc., Initial Term Loan, 1st Lien
8.970%, CME Term SOFR + 3.500%, 04/13/2028 (C)	80	56
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
9.610%, 07/26/2028 (C)	747	730

Total Loan Participations
(Cost $69,004) ($ Thousands)		65,779

SOVEREIGN DEBT — 8.9%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)	1,630	1,365
Adani Ports & Special Economic Zone
4.000%, 07/30/2027	1,825	1,626
Angolan Government International Bond
9.375%, 05/08/2048	200	166
9.125%, 11/26/2049(A)	1,170	954
8.750%, 04/14/2032(A)	210	184
8.000%, 11/26/2029(A)	420	372
Argentine Republic Government International Bond
3.625%, 07/09/2024(E)	1,246	425
3.500%, 07/09/2041(E)	1,310	445

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
1.000%, 07/09/2029		$262	$104
0.750%, 07/09/2030(E)		3,340	1,336
0.500%, 07/09/2029	EUR	6	2
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$940	850
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,480	1,335
Brazil Government International Bond
5.333%, 02/15/2028		$100	98
Colombia Government International Bond
4.125%, 05/15/2051		630	418
3.125%, 04/15/2031		730	594
3.000%, 01/30/2030		730	615
Cordoba Government International Bond
6.990%, 06/01/2027(A)(E)		526	444
Country Garden Holdings
8.000%, 01/27/2024(B)		200	15
Dominican Republic International Bond
7.450%, 04/30/2044		600	635
6.850%, 01/27/2045		660	657
6.500%, 02/15/2048(A)		1,270	1,211
6.400%, 06/05/2049(A)		660	621
5.500%, 02/22/2029(A)		240	234
4.875%, 09/23/2032		460	418
4.500%, 01/30/2030		550	506
Ecuador Government International Bond
6.000%, 07/31/2024(A)(E)		352	163
2.500%, 07/31/2024(A)(E)		1,128	355
0.000%, 07/31/2030(A)(G)		329	93
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	451
8.700%, 03/01/2049(A)		520	325
8.500%, 01/31/2047		450	279
7.903%, 02/21/2048(A)		360	216
5.800%, 09/30/2027		990	761
4.750%, 04/16/2026(A)	EUR	100	89
Gatwick Airport Finance
4.375%, 04/07/2026	GBP	660	805
Guatemala Government Bond
6.125%, 06/01/2050(A)		$530	502
4.900%, 06/01/2030(A)		280	269
4.875%, 02/13/2028		790	767
4.375%, 06/05/2027(A)		790	756
Indonesia Government International Bond
7.000%, 05/15/2027	IDR	20,656,000	1,362
3.850%, 10/15/2030		$200	190
2.850%, 02/14/2030		900	815
1.100%, 03/12/2033	EUR	400	349
0.900%, 02/14/2027		180	182
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	114,000	1,399

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Iraq Government International Bond
5.800%, 01/15/2028		$158	$147
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	369
6.125%, 06/15/2033		$450	413
5.250%, 03/22/2030	EUR	390	386
4.875%, 01/30/2032(A)		1,660	1,541
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	30,000	194
7.875%, 07/28/2045		$740	899
Jordan Government International Bond
7.750%, 01/15/2028(A)		500	517
Lebanon Government International Bond
8.250%, 05/17/2034(B)		30	2
8.200%, 05/17/2033(B)		40	2
7.150%, 11/20/2031(B)		40	2
7.050%, 11/02/2035(B)		100	6
7.000%, 03/20/2028(B)		40	2
6.850%, 03/23/2027(B)		100	6
6.850%, 05/25/2029(B)		721	43
6.750%, 11/29/2027(B)		410	24
6.650%, 04/22/2024(B)		170	10
6.650%, 11/03/2028(B)		80	5
6.650%, 02/26/2030(B)		832	50
6.600%, 11/27/2026(B)		30	2
6.200%, 02/26/2025(B)		860	50
Mexican Bonos
8.500%, 05/31/2029	MXN	35,320	2,040
5.750%, 03/05/2026		14,530	793
Mexico Government International Bond
3.771%, 05/24/2061		$520	352
2.659%, 05/24/2031		920	778
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	600
1.500%, 11/27/2031(A)	EUR	290	256
Nigeria Government International Bond
8.747%, 01/21/2031		$1,720	1,638
7.696%, 02/23/2038(A)		690	565
Oman Government International Bond
6.750%, 01/17/2048		200	209
6.250%, 01/25/2031(A)		773	813
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	239
Paraguay Government International Bond
6.100%, 08/11/2044		500	491
5.600%, 03/13/2048		760	692
5.400%, 03/30/2050(A)		320	284
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	529
4.450%, 02/20/2029(A)		330	329

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Provincia de Buenos Aires Government Bond MTN
6.375%, 09/01/2024(A)(E)		$5,612	$2,142
Qatar Government International Bond
5.103%, 04/23/2048(A)		820	829
4.817%, 03/14/2049(A)		690	671
4.625%, 06/02/2046		280	267
4.400%, 04/16/2050(A)		450	414
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	171
3.375%, 01/28/2050(A)	EUR	90	68
2.875%, 05/26/2028		650	670
2.875%, 03/11/2029		1,490	1,488
2.124%, 07/16/2031(A)		250	220
2.000%, 01/28/2032(A)		110	94
2.000%, 04/14/2033(A)		900	742
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	925
3.750%, 01/21/2055(A)		220	167
3.250%, 10/22/2030(A)		430	399
Serbia Government International Bond
1.500%, 06/26/2029(A)	EUR	500	465
South Africa Government International Bond
5.650%, 09/27/2047		$950	758
4.850%, 09/27/2027		890	872
4.300%, 10/12/2028		200	187
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)		910	454
6.850%, 03/14/2024(A)		200	100
6.850%, 11/03/2025		570	291
6.750%, 04/18/2028(A)		360	180
Turkey Government International Bond
7.625%, 04/26/2029		560	579
6.875%, 03/17/2036		60	57
6.500%, 09/20/2033		900	860
6.000%, 03/25/2027		320	316
6.000%, 01/14/2041		1,980	1,678
4.250%, 04/14/2026		530	507
Ukraine Government International Bond
9.750%, 11/01/2030(A)		640	182
8.994%, 02/01/2026		280	82
7.750%, 09/01/2025		910	268
7.750%, 09/01/2026(B)		230	63
7.750%, 09/01/2029		250	68
7.375%, 09/25/2034(A)		200	47
7.253%, 03/15/2035(A)		420	99
Uruguay Government International Bond
3.875%, 07/02/2040	UYU	6,307	169
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		$340	338

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.700%, 11/25/2030(A)		$660	$554
Virgin Money UK
9.250%, GUKG5 + 8.307%, 06/08/2172(C)(D)	GBP	300	382

Total Sovereign Debt
(Cost $72,332) ($ Thousands)			59,859

MORTGAGE-BACKED SECURITIES — 7.5%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC
6.000%, 12/01/2052		$85	88
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050		527	99
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050		460	75
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
10.552%, SOFR30A + 5.214%, 06/25/2050(A)(C)		1,095	1,200
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
10.137%, SOFR30A + 4.800%, 10/25/2050(A)(C)		210	235
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
8.337%, SOFR30A + 3.000%, 12/25/2050(A)(C)		630	652
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
7.137%, SOFR30A + 1.800%, 01/25/2051(A)(C)		125	125
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
8.837%, SOFR30A + 3.500%, 10/25/2033(A)(C)		390	406
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
8.387%, SOFR30A + 3.050%, 01/25/2034(A)(C)		590	595
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.537%, SOFR30A + 2.200%, 05/25/2042(A)(C)		526	533
FNMA
2.789%, 01/01/2035(C)		341	295
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
0.148%, 05/25/2045(C)		1,218	112
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
0.698%, 01/25/2048(C)		840	100

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	$489	$94
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	939	179
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
1.127%, 01/16/2040(C)	956	114
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
0.578%, 08/20/2043(C)	102	10
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,178	180
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	663	105
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	256	30
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
0.188%, 07/20/2047(C)	1,011	90
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
0.728%, 09/20/2048(C)	282	37
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
0.728%, 09/20/2048(C)	385	42
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
0.728%, 09/20/2048(C)	1,301	156
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
0.728%, 05/20/2048(C)	1,220	133
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
0.228%, 01/20/2048(C)	2,315	216
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
0.578%, 01/20/2049(C)	203	21
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
0.628%, 09/20/2049(C)	757	72
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
0.628%, 09/20/2049(C)	568	60
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,846	285
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
0.578%, 01/20/2049(C)	162	16
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
0.628%, 06/20/2049(C)	128	14
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	682	131

		6,500
Non-Agency Mortgage-Backed Obligations — 6.5%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
6.400%, TSFR1M + 1.044%, 11/25/2034(C)	294	292
Alternative Loan Trust, Ser 2005-81, Cl A1
6.030%, TSFR1M + 0.674%, 02/25/2037(C)	428	343
BANK, Ser 2022-BNK44, Cl D
4.000%, 11/15/2032(A)(C)	600	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2023-BNK46, Cl XA, IO
0.617%, 08/15/2056(C)	$3,409	$138
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	782
Benchmark Mortgage Trust, Ser 2019-B10, Cl A2
3.614%, 03/15/2062	142	141
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.001%, 05/15/2052(C)	10,424	381
Benchmark Mortgage Trust, Ser 2023-V3, Cl D
4.000%, 07/15/2056(A)	500	367
BIG Commercial Mortgage Trust, Ser 2022-BIG, Cl F
10.797%, TSFR1M + 5.436%, 02/15/2039(A)(C)	480	457
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(E)	644	601
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.558%, TSFR1M + 2.196%, 04/15/2034(A)(C)	1,970	1,935
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl J
9.367%, TSFR1M + 4.004%, 10/15/2038(A)(C)	391	372
BX Commercial Mortgage Trust, Ser 2023-VLT2, Cl E
11.233%, TSFR1M + 5.871%, 06/15/2040(A)(C)	560	560
BX Trust, Ser 2021-SDMF, Cl F
7.414%, TSFR1M + 2.051%, 09/15/2034(A)(C)	297	276
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(E)	520	521
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	909	878
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(A)(C)	500	366
CIM Trust, Ser 2023-R4, Cl A1
5.000%, 05/25/2062(A)(C)	531	526
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A3
3.203%, 09/15/2050	770	719
Citigroup Mortgage Loan Trust, Ser 2022-A, Cl A1
6.170%, 09/25/2062(A)(E)	552	554

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
9.802%, SOFR30A + 4.464%, 04/25/2031(A)(C)	$460	$492
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
9.552%, SOFR30A + 4.214%, 07/25/2039(A)(C)	478	496
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
8.437%, SOFR30A + 3.100%, 10/25/2041(A)(C)	1,020	1,028
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
8.087%, SOFR30A + 2.750%, 12/25/2041(A)(C)	680	682
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
9.837%, SOFR30A + 4.500%, 04/25/2042(A)(C)	433	446
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
8.337%, SOFR30A + 3.000%, 04/25/2042(A)(C)	386	393
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1B1
10.887%, SOFR30A + 5.550%, 01/25/2043(A)(C)	300	322
Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
9.002%, SOFR30A + 3.664%, 07/25/2030(C)	570	608
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
8.552%, US0003M + 2.900%, 08/09/2024(A)(C)	920	902
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	150
CSMC Trust, Ser 2017-RPL1, Cl M2
2.962%, 07/25/2057(A)(C)	1,190	862
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041(A)	950	838
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(C)	168	157
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.104%, 05/25/2065(A)(C)	600	580
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl B1
10.087%, SOFR30A + 4.750%, 02/25/2042(A)(C)	360	372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.630%, TSFR1M + 0.274%, 11/25/2036(C)	$315	$309
FS Commercial Mortgage Trust, Ser 4SZN, Cl B
7.544%, 11/10/2039(A)(C)	380	395
GS Mortgage Securities Trust, Ser 2015-GC32, Cl D
3.345%, 07/10/2048	380	312
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl G
10.109%, TSFR1M + 4.747%, 11/15/2032(A)(C)	500	482
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl C
9.727%, TSFR1M + 4.364%, 09/15/2031(A)(C)	1,754	358
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
8.885%, TSFR1M + 3.364%, 12/15/2036(A)(C)	595	566
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
6.735%, TSFR1M + 1.214%, 12/15/2036(A)(C)	1,830	1,806
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
5.926%, TSFR1M + 0.594%, 11/19/2036(C)	1,388	1,189
Impac CMB Trust, Ser 2005-4, Cl 1M1
6.115%, TSFR1M + 0.544%, 05/25/2035(C)	538	485
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1, Ser JP1, Cl C
4.723%, 01/15/2049(C)	80	67
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
8.735%, TSFR1M + 3.389%, 07/05/2033(A)(C)	910	583
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
8.577%, TSFR1M + 3.214%, 09/15/2029(A)(C)	1,730	964
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl D
8.238%, SOFR30A + 2.900%, 03/15/2039(A)(C)	600	573
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
9.742%, TSFR1M + 4.379%, 11/15/2038(A)(C)	710	674

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066(A)(E)	$660	$659
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
4.237%, 06/26/2036(A)(E)	175	159
MSWF Commercial Mortgage Trust, Ser 2, Cl C
7.252%, 12/15/2056(C)	290	297
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
8.702%, SOFR30A + 3.364%, 10/25/2049(A)(C)	489	475
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
9.202%, SOFR30A + 3.864%, 03/25/2050(A)(C)	479	461
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.520%, TSFR1M + 1.164%, 01/25/2048(A)(C)	242	236
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
10.720%, TSFR1M + 5.364%, 05/25/2055(A)(C)	468	468
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
3.000%, TSFR1M + 0.544%, 03/26/2036(A)(C)	204	192
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.153%, SOFR30A + 3.814%, 11/27/2031(A)(C)	166	167
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(E)	291	290
RALI Series Trust, Ser 2006-QO2, Cl A2
6.010%, TSFR1M + 0.654%, 02/25/2046(C)	1,286	256
RALI Series Trust, Ser 2007-QO2, Cl A1
5.620%, TSFR1M + 0.264%, 02/25/2047(C)	787	281
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057(C)	1,396	1,294
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(C)	1,125	1,000
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(C)	1,720	1,498
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(C)	2,230	1,972

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(C)	$830	$741
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(C)	640	569
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(C)	320	259
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036(A)(C)	885	747
SMR Mortgage Trust, Ser 2021-IND, Cl F
11.362%, TSFR1M + 6.000%, 02/15/2039(A)(C)	789	618
Soho Trust, Ser 2021-SOHO, Cl D
2.697%, 08/10/2038(A)(C)	440	239
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
6.040%, TSFR1M + 0.684%, 10/25/2036(A)(C)	857	832
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(C)	640	478
Towd Point Mortgage Trust, Ser 2020-2, Cl A1A
1.636%, 04/25/2060(A)(C)	259	229
Trust, Ser 2023-MIC, Cl B
9.532%, 12/05/2038(A)(C)	270	285
Verus Securitization Trust, Ser 2022-INV1, Cl B1
5.854%, 08/25/2067(A)(C)	321	301
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(E)	350	353
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
4.339%, 12/25/2036(C)	483	417
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl B
3.959%, 12/15/2047	390	368
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
4.675%, 04/25/2036(C)	321	299

		44,087
Total Mortgage-Backed Securities
(Cost $55,632) ($ Thousands)		50,587

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 6.2%

Communication Services — 0.5%
iHeartMedia Inc *	168,843	$451
Intelsat Jackson Holdings *	22,561	656
Verizon Communications Inc	52,564	1,982

		3,089
Consumer Discretionary — 0.1%
Best Buy Co Inc	5,377	421
McDonald's Corp	1,109	329

		750
Consumer Staples — 1.5%
Altria Group Inc	42,382	1,710
Clorox Co/The	5,600	798
Coca-Cola Co/The	5,881	346
Colgate-Palmolive Co	1,237	99
Flowers Foods Inc	10,839	244
General Mills Inc	18,822	1,226
Kellanova	17,240	964
Kimberly-Clark Corp	8,756	1,064
Mondelez International Inc, Cl A	2,052	149
PepsiCo Inc	8,606	1,462
Philip Morris International Inc	15,518	1,460
Procter & Gamble Co/The	3,592	526
Vector Group Ltd	6,784	76

		10,124
Energy — 0.7%
Chevron Corp	7,167	1,069
Chord Energy Corp	2,163	360
Civitas Resources Inc	3,002	205
Coterra Energy Inc	43,149	1,101
Noble Corp PLC	7,982	385
Summit Midstream Partners LP *	28,458	510
Williams Cos Inc/The	39,114	1,362

		4,992
Financials — 0.3%
American Financial Group Inc/OH	4,029	479
CME Group Inc, Cl A	6,440	1,356
Cohen & Steers Inc	1,416	107
OneMain Holdings Inc, Cl A	5,990	295

		2,237
Health Care — 1.3%
AbbVie Inc	11,616	1,800
Amgen Inc, Cl A	5,635	1,623
Bristol-Myers Squibb Co	20,039	1,028
Gilead Sciences Inc	19,811	1,605
Medtronic PLC	14,066	1,159
Merck & Co Inc	3,836	418
Pfizer Inc	34,462	992

		8,625

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.3%
Automatic Data Processing Inc	645	$150
Illinois Tool Works Inc	417	109
MSC Industrial Direct Co Inc, Cl A	2,443	248
PACCAR Inc	15,962	1,559
Watsco Inc	687	294

		2,360
Information Technology — 0.8%
Broadcom Inc	1,786	1,994
Chicony Electronics Co Ltd	29,413	168
Cisco Systems Inc	25,043	1,265
Qlik, Cl A *	56	92
Qlik, Cl B *	13,812	—
Texas Instruments Inc	9,213	1,570

		5,089
Materials — 0.2%
Arctic Canadian Diamond Company Ltd *	824	254
LyondellBasell Industries NV, Cl A	13,537	1,287

		1,541
Real Estate — 0.5%
Innovative Industrial Properties Inc, Cl A ‡	1,511	152
Public Storage ‡	5,406	1,649
VICI Properties Inc, Cl A ‡	43,897	1,400

		3,201
Total Common Stock
(Cost $38,493) ($ Thousands)		42,008

FOREIGN COMMON STOCK — 5.7%

Australia — 0.0%
JB Hi-Fi Ltd	6,557	237
Premier Investments Ltd	4,897	92

		329

Canada — 0.3%
BCE Inc	4,069	161
Birchcliff Energy Ltd, Cl Common Subs. Receipt	14,680	64
Canadian Natural Resources Ltd	21,001	1,383
Gibson Energy Inc	7,694	118
Great-West Lifeco Inc	14,862	494

		2,220

France — 0.2%
Rubis SCA	5,050	125
Sanofi SA	12,140	1,204

		1,329

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Germany — 0.2%
Mercedes-Benz Group AG	22,066	$1,525

Hong Kong — 0.9%
Agricultural Bank of China Ltd, Cl H	1,613,375	622
Bank of China Ltd, Cl H	4,042,654	1,543
Bank of Communications Co Ltd, Cl H	477,981	298
China CITIC Bank Corp Ltd, Cl H	489,770	231
China Construction Bank Corp, Cl H	2,458,821	1,464
CK Asset Holdings Ltd	110,031	552
CK Infrastructure Holdings Ltd	34,145	189
HKT Trust & HKT Ltd	197,586	236
Power Assets Holdings Ltd	76,848	445
SITC International Holdings Co Ltd	71,531	124
Want Want China Holdings Ltd	274,457	166

		5,870

India — 0.2%
Bajaj Auto Ltd	3,461	282
HCL Technologies Ltd	50,333	887

		1,169

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	3,056,137	1,136

Italy — 0.3%
Assicurazioni Generali SpA	59,767	1,261
Azimut Holding SpA	5,873	154
Italgas SpA	25,503	146
Poste Italiane SpA	28,394	322

		1,883

Japan — 0.5%
Astellas Pharma Inc	76,501	915
Japan Tobacco Inc	57,222	1,479
Sekisui House Ltd	31,277	695
SoftBank Corp	15,573	194
USS Co Ltd	11,112	224
Yamato Kogyo Co Ltd	1,949	103

		3,610

Malaysia — 0.0%
Petronas Dagangan Bhd	15,538	74
Petronas Gas Bhd	43,248	164

		238

Netherlands — 0.1%
Koninklijke KPN NV	184,001	634

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
New Zealand — 0.1%
Spark New Zealand Ltd	102,378	$336

Singapore — 0.3%
ComfortDelGro Corp Ltd	114,449	122
DBS Group Holdings Ltd	27,249	690
Oversea-Chinese Banking Corp Ltd	132,962	1,310

		2,122

South Korea — 0.1%
KT&G Corp	5,369	362

Spain — 0.4%
Cia de Distribucion Integral Logista Holdings SA	3,662	99
Enagas SA	13,317	225
Industria de Diseno Textil SA	40,479	1,763
Mapfre SA	47,313	101
Redeia Corp SA	22,377	369

		2,557

Sweden — 0.3%
Nordea Bank Abp, Cl A	96,458	1,194
Svenska Handelsbanken AB, Cl A	79,755	866

		2,060

Switzerland — 0.6%
Novartis AG	17,609	1,776
Roche Holding AG	4,083	1,186
Zurich Insurance Group AG	2,460	1,285

		4,247

Taiwan — 0.5%
Chunghwa Telecom Co Ltd	204,369	799
Far EasTone Telecommunications Co Ltd	81,995	213
MediaTek Inc	48,792	1,614
Novatek Microelectronics Corp	32,550	548
Radiant Opto-Electronics Corp	23,758	103
Simplo Technology Co Ltd	9,808	134

		3,411

United Kingdom — 0.5%
British American Tobacco PLC	46,748	1,368
Games Workshop Group PLC	1,821	229
Imperial Brands PLC	49,536	1,141
Pagegroup PLC	17,876	111

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Taylor Wimpey PLC	186,486	$349

		3,198

Total Foreign Common Stock
(Cost $36,119) ($ Thousands)		38,236

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 4.6%
Other Asset-Backed Securities — 4.6%

Aimco CLO 12, Ser 2022-12A, Cl DR
8.303%, TSFR3M + 2.900%, 01/17/2032(A)(C)	$360	351
Apidos CLO XXII, Ser 2020-22A, Cl DR
12.427%, TSFR3M + 7.012%, 04/20/2031(A)(C)	1,380	1,357
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053(A)	530	543
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
9.277%, TSFR3M + 3.862%, 01/20/2032(A)(C)	340	336
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
12.500%, TSFR3M + 7.122%, 07/25/2034(A)(C)	890	808
Buckhorn Park CLO, Ser 2021-1A, Cl AR
6.777%, TSFR3M + 1.382%, 07/18/2034(A)(C)	790	789
Canyon Capital CLO, Ser 2021-1A, Cl E
12.066%, TSFR3M + 6.672%, 04/15/2034(A)(C)	280	261
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
6.691%, TSFR3M + 1.312%, 05/15/2031(A)(C)	972	971
Carlyle US CLO, Ser 2021-2A, Cl DR
12.156%, TSFR3M + 6.762%, 07/15/2032(A)(C)	1,600	1,548
CarVal CLO VII-C, Ser 2023-1A, Cl A1
7.616%, TSFR3M + 2.200%, 01/20/2035(A)(C)	730	732
Cathedral Lake VII, Ser 2021-7RA, Cl D
9.944%, TSFR3M + 4.542%, 01/15/2032(A)(C)	250	245
Catskill Park CLO, Ser 2017-1A, Cl D
11.677%, TSFR3M + 6.262%, 04/20/2029(A)(C)	900	846
CIFC Funding, Ser 2017-3A, Cl C
9.327%, TSFR3M + 3.912%, 07/20/2030(A)(C)	690	687

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CQS US CLO, Ser 2021-1A, Cl D1
9.227%, TSFR3M + 3.812%, 01/20/2035(A)(C)	$1,850	$1,811
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
12.256%, TSFR3M + 6.862%, 04/15/2034(A)(C)	770	702
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
12.077%, TSFR3M + 6.662%, 04/20/2034(A)(C)	330	303
Eaton Vance CLO, Ser 2021-2A, Cl ER
12.156%, TSFR3M + 6.762%, 01/15/2035(A)(C)	500	489
Educational Funding, Ser 2006-1A, Cl A3
5.990%, US0003M + 0.350%, 04/25/2033(A)(C)	567	359
Fortress Credit BSL XII, Ser 2021-4A, Cl E
12.786%, TSFR3M + 7.392%, 10/15/2034(A)(C)	250	231
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl D
8.527%, TSFR3M + 3.112%, 04/20/2030(A)(C)	500	493
Golub Capital Partners CLO LIII, Ser 2021-53A, Cl E
12.377%, TSFR3M + 6.962%, 07/20/2034(A)(C)	410	395
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	90	67
Halsey Point CLO I, Ser 2019-1A, Cl F
13.877%, TSFR3M + 8.462%, 01/20/2033(A)(C)	290	255
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(A)	970	852
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051(A)	156	129
HGI CRE CLO, Ser 2021-FL1, Cl C
7.173%, TSFR1M + 1.814%, 06/16/2036(A)(C)	330	315
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(F)	750	–
Marathon CLO, Ser 2019-2A, Cl BA
8.977%, TSFR3M + 3.562%, 01/20/2033(A)(C)	330	327
Neuberger Berman Loan Advisers CLO 33, Ser 2021-33A, Cl DR
8.556%, TSFR3M + 3.162%, 10/16/2033(A)(C)	500	488
Neuberger Berman Loan Advisers CLO 44, Ser 2021-44A, Cl E
11.656%, TSFR3M + 6.262%, 10/16/2034(A)(C)	490	483

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Oaktree CLO, Ser 2019-1A, Cl D
9.474%, TSFR3M + 4.062%, 04/22/2030(A)(C)	$250	$238
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.406%, TSFR3M + 4.012%, 10/15/2034(A)(C)	500	468
Ocean Trails CLO XIV, Ser 2023-14A, Cl A1
7.416%, TSFR3M + 2.000%, 01/20/2035(A)(C)	650	651
OZLM XI, Ser 2017-11A, Cl BR
7.952%, TSFR3M + 2.562%, 10/30/2030(A)(C)	600	598
Palmer Square Loan Funding, Ser 2022-3A, Cl C
10.794%, TSFR3M + 5.400%, 04/15/2031(A)(C)	670	667
Parallel, Ser 2020-1A, Cl CR
7.677%, TSFR3M + 2.262%, 07/20/2029(A)(C)	750	740
Peace Park CLO, Ser 2021-1A, Cl E
11.677%, TSFR3M + 6.262%, 10/20/2034(A)(C)	400	388
Rad CLO 22, Ser 2023-22A, Cl B
8.042%, TSFR3M + 2.670%, 01/20/2037(A)(C)	950	948
Rockford Tower CLO, Ser 2023-1A, Cl C
8.551%, TSFR3M + 3.200%, 01/20/2036(A)(C)	800	798
RR, Ser 2021-18A, Cl D
11.906%, TSFR3M + 6.512%, 10/15/2034(A)(C)	750	739
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.927%, TSFR3M + 7.512%, 07/20/2034(A)(C)	450	421
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	383	345
SMB Private Education Loan Trust, Ser 2023-B, Cl B
5.770%, 10/16/2056(A)	800	791
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	402	314
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	380	348
Sycamore Tree CLO, Ser 2023-2A, Cl A
7.746%, TSFR3M + 2.330%, 04/20/2035(A)(C)	750	751
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
12.405%, TSFR3M + 7.012%, 10/13/2032(A)(C)	730	630
Tikehau US CLO I, Ser 2021-1A, Cl E
12.567%, TSFR3M + 7.172%, 01/18/2035(A)(C)	1,200	1,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trinitas CLO XXVI, Ser 2024-26A, Cl C
0.000%, 01/20/2035(A)(C)(F)	$430	$430
TSTAT, Ser 2022-2A, Cl C
10.216%, TSFR3M + 4.800%, 01/20/2031(A)(C)	480	480
Valley Stream Park CLO, Ser 2023-1A, Cl DR
9.566%, TSFR3M + 4.150%, 10/20/2034(A)(C)	360	359
Voya CLO, Ser 2018-3A, Cl A1A
6.806%, TSFR3M + 1.412%, 10/15/2031(A)(C)	250	250
Voya CLO, Ser 2021-3A, Cl DR
12.627%, TSFR3M + 7.212%, 04/20/2034(A)(C)	260	251
Whitebox CLO IV, Ser 2023-4A, Cl A1
7.566%, TSFR3M + 2.150%, 04/20/2036(A)(C)	770	773
Whitehorse XII, Ser 2018-12A, Cl D
9.306%, TSFR3M + 3.912%, 10/15/2031(A)(C)	250	236
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
9.856%, TSFR3M + 4.462%, 07/15/2033(A)(C)	450	415

Total Asset-Backed Securities
(Cost $32,788) ($ Thousands)		31,292

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
5.297%, 02/01/2024 (H)	6,000	5,973
5.267%, 02/27/2024 (H)	6,600	6,546

Total U.S. Treasury Obligations
(Cost $12,518) ($ Thousands)		12,519

CONVERTIBLE BONDS — 0.2%
Alarm.com Holdings
0.000%, 01/15/2026(G)	57	51
DISH Network
0.000%, 12/15/2025(G)	970	601
DraftKings Holdings
0.000%, 03/15/2028(G)	680	545
Gannett
6.000%, 12/01/2027(A)	240	193

Total Convertible Bonds
(Cost $1,543) ($ Thousands)		1,390

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.2%

Energy — 0.2%
Equitrans Midstream, 9.750% (D)	4,370	$97
MPLX, 9.538% *(D)	35,351	1,259

		1,356
Total Preferred Stock
(Cost $1,245) ($ Thousands)		1,356

	Face Amount (Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$193	209

Total Municipal Bond

(Cost $211) ($ Thousands)		209

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	82
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	72

Total Warrants
(Cost $13) ($ Thousands)		154

	Shares
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $170) ($ Thousands)		228

Total Investments in Securities — 95.5%
(Cost $686,418) ($ Thousands)		$643,999

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $60) ($ Thousands)		$(100)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at December 31, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
February 2024, U.S. 10 Year Future Option	87	$9,657	$111.00	1/20/2024	$22
February 2024, U.S. 5 Year Future Option	183	19,215	105.00	1/20/2024	3
USD Put	2,320,000	41,696	17.97	1/20/2024	133
USD Put	3,140,000	31,815	10.13	2/17/2024	55

		102,383			213

Call Options
USD Call	1,479,895	$1,262	0.85	3/16/2024	$9
USD Call	1,950,000	2,675	1.37	3/16/2024	3
USD Call	2,020,000	2,144	1.06	2/17/2024	2
USD Call	1,086,934	1,152	1.06	2/17/2024	1
USD Call	1,779,373	1,877	1.06	2/17/2024	–

		9,110			15

Total Purchased Options		$111,493			$228
WRITTEN OPTIONS — 0.0%
Put Options
USD Put	(1,700,000)	$(8,007)	4.71	02/17/2024	$(9)
USD Put	(2,320,000)	(40,120)	17.29	01/20/2024	(47)

		(48,127)			(56)

Call Options
February 2024, U.S. 5 Year Future Option	(183)	$(20,130)	110.00	01/20/2024	$(44)

Total Written Options		$(68,257)			$(100)

A list of the open futures contracts held by the Fund at December 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	52	Mar-2025	$12,561	$12,515	$(46)
Australian 10-Year Bond	24	Mar-2024	1,800	1,911	47
Euro-Bobl	5	Mar-2024	636	659	9
Euro-Bund	64	Mar-2024	9,246	9,701	253
ICE 3-Month SONIA	38	Sep-2024	11,405	11,564	132
ICE 3-Month SONIA	37	Mar-2024	10,950	11,177	108
ICE 3-Month SONIA	1	Mar-2025	303	307	5
Long Gilt 10-Year Bond	30	Mar-2024	3,622	3,925	218
U.S. 2-Year Treasury Note	401	Mar-2024	81,802	82,571	769
U.S. 5-Year Treasury Note	170	Mar-2024	18,259	18,492	233
U.S. 10-Year Treasury Note	517	Mar-2024	56,864	58,364	1,500
U.S. Long Treasury Bond	152	Mar-2024	17,686	18,990	1,304
U.S. Ultra Long Treasury Bond	129	Mar-2024	15,782	17,234	1,452
Ultra 10-Year U.S. Treasury Note	130	Mar-2024	14,645	15,342	697
			255,561	262,752	6,681
Short Contracts
3 Month SOFR	(22)	Jun-2024	$(5,201)	$(5,225)	$(24)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
3 Month SOFR	(90)	Mar-2024	$(21,412)	$(21,295)	$117
			(26,613)	(26,520)	93
			$228,948	$236,232	$6,774

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/10/24	GBP	1,120	USD	1,362	$(66)
Bank of America	03/20/24	USD	803	CAD	1,079	16
Barclays PLC	03/20/24	EUR	807	USD	871	(23)
Barclays PLC	03/20/24	SEK	6,140	USD	587	(24)
BNP Paribas	01/19/24	USD	1,813	EUR	1,696	61
BNP Paribas	01/19/24	AUD	1,670	USD	1,144	4
BNP Paribas	01/19/24	AUD	220	USD	140	(11)
BNP Paribas	01/19/24	USD	2,283	GBP	1,865	94
BNP Paribas	01/19/24	CAD	2,534	USD	1,854	(69)
BNP Paribas	01/19/24	EUR	5,372	USD	5,721	(218)
BNP Paribas	01/19/24	USD	5,426	AUD	8,527	395
BNP Paribas	01/19/24	GBP	6,425	USD	7,879	(312)
BNP Paribas	01/19/24	NOK	11,670	USD	1,070	(80)
Citigroup	01/10/24	USD	252	GBP	199	1
Citigroup	01/16/24	MXN	24,288	USD	1,351	(79)
Citigroup	01/19/24	CAD	960	USD	701	(28)
Citigroup	03/20/24	GBP	553	USD	696	(9)
Citigroup	03/20/24	CHF	1,480	USD	1,715	(58)
Deutsche Bank	03/20/24	NZD	570	USD	349	(11)
Deutsche Bank	03/20/24	USD	647	AUD	961	10
Deutsche Bank	03/20/24	USD	709	GBP	560	5
Deutsche Bank	03/20/24	NOK	6,669	USD	609	(49)
Goldman Sachs	01/19/24	ZAR	30	USD	2	—
Goldman Sachs	01/19/24	USD	542	BRL	2,690	12
Goldman Sachs	01/19/24	CHF	1,230	USD	1,472	7
Goldman Sachs	01/19/24	USD	1,678	MXN	30,597	123
Goldman Sachs	01/19/24	USD	3,152	CAD	4,293	105
Goldman Sachs	01/19/24	MXN	13,310	USD	748	(35)
JPMorgan Chase Bank	01/19/24	USD	10	NZD	16	—
JPMorgan Chase Bank	01/19/24	USD	803	BRL	3,940	7
JPMorgan Chase Bank	01/19/24	CAD	1,920	USD	1,398	(58)
JPMorgan Chase Bank	01/19/24	USD	4,747	MXN	85,220	269
JPMorgan Chase Bank	01/19/24	CNH	7,850	USD	1,103	(1)
JPMorgan Chase Bank	01/19/24	MXN	85,215	USD	4,800	(215)
JPMorgan Chase Bank	01/19/24	IDR	10,942,340	USD	698	(13)
JPMorgan Chase Bank	02/14/24	USD	262	EUR	242	6
JPMorgan Chase Bank	03/20/24	USD	561	NOK	5,915	23
JPMorgan Chase Bank	03/20/24	USD	577	NZD	928	11
JPMorgan Chase Bank	03/20/24	USD	616	SEK	6,293	11
Morgan Stanley	01/19/24	USD	14	BRL	73	1
Morgan Stanley	01/19/24	USD	109	IDR	1,674,642	—
Morgan Stanley	01/19/24	USD	465	MXN	8,060	9
Morgan Stanley	01/19/24	USD	820	CAD	1,120	30

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/19/24	USD	1,083	NOK	11,667	$66
Morgan Stanley	01/19/24	AUD	1,150	USD	784	(1)
Morgan Stanley	01/19/24	USD	2,702	JPY	398,147	131
Morgan Stanley	01/19/24	MXN	13,030	USD	747	(20)
Morgan Stanley	01/19/24	JPY	384,830	USD	2,613	(125)
Morgan Stanley	01/19/24	IDR	11,945,220	USD	768	(8)
Morgan Stanley	03/20/24	USD	1,967	CHF	1,714	87
Morgan Stanley	03/21/24	USD	1,600	JPY	230,083	53
Morgan Stanley	03/21/24	JPY	203,548	USD	1,458	(5)
State Street	02/14/24	EUR	11,585	USD	12,574	(245)
State Street	03/20/24	USD	787	EUR	718	8
State Street	03/20/24	AUD	979	USD	645	(25)
UBS	03/20/24	CAD	1,241	USD	916	(27)
						$(270)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2023 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	$1,290	$(10)	$(5)	$(5)
CDS-GM@500BP4.9Y	5.00%	Quarterly	06/20/2026	1,450	(141)	(140)	(1)
CDX.NA.IG.4112/28@500	5.00%	Quarterly	12/20/2028	953	(55)	(6)	(49)
					$(206)	$(151)	$(55)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	$1,290	$7	$3	$4
CDS-F@500BP4.9Y	5.00%	Quarterly	06/20/2026	1,450	127	104	23
CDX.NA.HY.34-VERSION 1 INDEX	5.00%	Quarterly	06/25/2025	6,092	270	(70)	340
CDX.NA.IG.33-Version 1 INDEX	1.00%	Quarterly	12/20/2024	2,375	20	12	8
CDX.NA.IG.34-V1	1.00%	Quarterly	06/20/2025	26,200	294	116	178
CDX.NA.IG.4112/28@100	1.00%	Quarterly	12/20/2028	536	10	7	3
GENERAL ELECTRIC COMPANY	1.00%	Quarterly	06/20/2026	1,175	19	9	10
REPUBLIC OF CHILE	1.00%	Quarterly	12/20/2028	210	5	3	2
REPUBLIC OF PERU	1.00%	Quarterly	12/20/2028	980	13	8	5
REPUBLIC OF THE PHILIPPINES	1.00%	Quarterly	12/20/2028	390	7	3	4
THE BOEING COMPANY	1.00%	Quarterly	06/20/2024	525	2	1	1
UNITED MEXICAN STATES	1.00%	Quarterly	12/20/2028	1,160	6	(12)	18
					$780	$184	$596

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
11.50%	BZDIOVRA	Monthly	01/02/2029	BRL	4,710	$(51)	$(5)	$(46)
BZDIOVRA	12.30%	Monthly	01/03/2024	BRL	1,690	–	–	–
12.795%	BZDIOVRA	Monthly	01/03/2024	BRL	7,200	–	–	–
11.814%	BZDIOVRA	Monthly	01/03/2024	BRL	12,765	–	(1)	1
BZDIOVRA	12.06%	Monthly	01/02/2025	BRL	5,500	(20)	120	(140)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
13.30%	BZDIOVRA	Monthly	01/02/2025	BRL	4,360	$(25)	$(125)	$100
BZDIOVRA	12.063750%	Monthly	01/02/2025	BRL	6,480	23	141	(118)
10.95%	BZDIOVRA	Monthly	01/02/2025	BRL	4,140	7	(77)	84
BZDIOVRA	10.85%	Monthly	01/02/2026	BRL	22,250	92	44	48
BZDIOVRA	13.03%	Monthly	01/04/2027	BRL	2,270	50	2	48
11.23%	BZDIOVRA	Monthly	01/04/2027	BRL	5,470	41	9	32
10.2861%	BZDIOVRA	Monthly	01/04/2027	BRL	4,470	(12)	–	(12)
BZDIOVRA	8.495%	Monthly	01/04/2027	BRL	1,200	(8)	(22)	14
13.95%	BZDIOVRA	Monthly	01/03/2024	BRL	3,790	–	–	–
9.50%	MXIBTIIE	Monthly	03/18/2026	MXN	21,700	(5)	–	(5)
9.00%	MXIBTIIE	Monthly	03/08/2034	MXN	7,030	(18)	(14)	(4)
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	(472)	–	(472)
3.15%	USD-SOFR-OIS	Annually	05/15/2048	USD	3,364	133	–	133
3.05%	SD-SOFR-OIS	Annually	02/15/2048	USD	2,879	163	104	59
CNRR007	2.00%	Quarterly	03/20/2026	CNY	10,760	–	(3)	3
CNRR007	2.50%	Quarterly	03/20/2029	CNY	5,750	9	2	7
3.00%	EUR006M	Annually	03/20/2027	EUR	2,350	(44)	(21)	(23)
3.00%	EUR006M	Annually	03/20/2029	EUR	1,060	(35)	(28)	(7)
3.00%	EUR006M	Annually	03/20/2031	EUR	2,970	(129)	(105)	(24)
3.00%	EUR006M	Annually	03/20/2034	EUR	2,210	(116)	(109)	(7)
2.75%	EUR006M	Annually	03/20/2044	EUR	330	(17)	(11)	(6)
2.50%	EUR006M	Annually	03/20/2054	EUR	260	(12)	(8)	(4)
4.25%	SONIO	Annually	03/20/2034	GBP	390	(42)	(21)	(21)
KWCDC	3.75%	Quarterly	03/20/2026	KRW	2,268,590	21	14	7
KWCDC	3.75%	Quarterly	03/20/2029	KRW	2,514,280	72	16	56
KWCDC	3.75%	Quarterly	03/20/2034	KRW	534,390	28	21	7
WIBR6M	PLN @ 5%	Semi-Annually	03/20/2034	PLN	3,000	33	32	1
3.5%	SOFRRATE	Annually	12/20/2033	USD	170	(1)	1	(2)
SOFRRATE	4.25%	Annually	03/20/2034	USD	210	14	13	1
SOFRATE	3.696108%	Annually	09/26/2028	USD	27,240	258	(31)	289
3.781828%	SOFRRATE	Annually	09/22/2036	USD	6,140	(185)	72	(257)
SOFRRATE	3.35%	Annually	10/26/2027	USD	35,350	161	64	97
3.24%	SOFRRATE	Annually	10/26/2035	USD	8,120	64	64	–
JIBA3M	8.00%	Quarterly	03/20/2026	ZAR	29,350	9	10	(1)
8.50%	JIBA3M	Quarterly	03/20/2029	ZAR	17,840	(16)	(17)	1
JIBA3M	9.50%	Quarterly	03/20/2034	ZAR	6,190	7	4	3
						$(23)	$135	$(158)

Percentages are based on Net Assets of $674,207 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $292,770 ($ Thousands), representing 43.4% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	No interest rate available.
(G)	Zero coupon security.
(H)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 66.5%
U.S. Treasury Bills
5.408%, 07/11/2024 (A)	$300	$292
5.386%, 01/09/2024 (A)	3,000	2,997
5.304%, 01/25/2024 (A)	7,000	6,976
5.285%, 01/11/2024 (A)	8,000	7,990
5.282%, 02/08/2024 (A)	6,000	5,968
5.277%, 01/30/2024 (A)	6,000	5,975
5.273%, 01/16/2024 (A)	8,500	8,483
5.260%, 02/15/2024 (A)	7,500	7,452
5.253%, 02/29/2024 (A)	6,000	5,949
5.248%, 02/22/2024 (A)	8,600	8,536
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028	50,335	48,166
0.375%, 07/15/2027	156,712	148,900
0.125%, 07/15/2024	50,226	49,365
0.125%, 07/15/2026	74,869	71,334
U.S. Treasury Notes
5.516%, USBMMY3M + 0.200%, 01/31/2025 (C)	7,200	7,200
5.486%, USBMMY3M + 0.170%, 10/31/2025 (C)	5,900	5,892
5.485%, USBMMY3M + 0.169%, 04/30/2025 (C)	7,100	7,097
5.456%, USBMMY3M + 0.140%, 10/31/2024 (C)	7,000	6,998
5.441%, USBMMY3M + 0.125%, 07/31/2025 (C)	4,200	4,194
5.353%, USBMMY3M + 0.037%, 07/31/2024 (C)	7,100	7,096
5.301%, USBMMY3M + -0.015%, 01/31/2024 (C)	5,000	5,000
5.241%, USBMMY3M + -0.075%, 04/30/2024 (C)	5,000	4,997
5.000%, 08/31/2025	900	908
4.750%, 07/31/2025	700	703
4.625%, 02/28/2025	1,100	1,099
4.375%, 08/15/2026	700	705
4.000%, 02/15/2026	600	597

Total U.S. Treasury Obligations
(Cost $433,114) ($ Thousands)		430,869

	Shares
COMMON STOCK — 29.1%

Communication Services — 2.4%
Alphabet Inc, Cl A *	14,793	2,066
Alphabet Inc, Cl C *	12,689	1,788
Anterix Inc *	1,000	33
AT&T Inc	105,199	1,765
Cogent Communications Holdings Inc	527	40
Electronic Arts Inc	1,781	244
Frontier Communications Parent Inc *	3,366	85

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GCI Liberty Inc *	1,700	$—
Globalstar Inc *	18,300	36
Gogo Inc *	1,300	13
Iridium Communications Inc	2,120	87
Liberty Media Corp-Liberty Formula One, Cl C *	1,350	85
Live Nation Entertainment Inc *	979	92
Lumen Technologies Inc *	18,871	35
Madison Square Garden Entertainment, Cl A *	500	16
Madison Square Garden Sports Corp *	200	36
Marcus Corp/The	1,500	22
Match Group Inc *	615	22
Meta Platforms Inc, Cl A *	5,653	2,001
Netflix Inc *	2,898	1,411
Pinterest Inc, Cl A *	1,527	57
ROBLOX Corp, Cl A *	2,973	136
Roku Inc, Cl A *	864	79
Shenandoah Telecommunications Co	1,200	26
Spotify Technology SA *	993	187
Take-Two Interactive Software Inc, Cl A *	1,124	181
Telephone and Data Systems Inc	1,600	29
TKO Group Holdings Inc, Cl A	400	33
T-Mobile US Inc	8,525	1,367
Verizon Communications Inc	61,624	2,323
Walt Disney Co/The	12,176	1,099
Warner Bros Discovery Inc *	17,359	198

		15,592
Consumer Staples — 7.3%
Albertsons Cos Inc, Cl A	6,256	144
Altria Group Inc	32,291	1,303
Andersons Inc/The	700	40
Archer-Daniels-Midland Co	9,431	681
BellRing Brands Inc *	2,281	126
BJ's Wholesale Club Holdings Inc *	2,467	164
Boston Beer Co Inc/The, Cl A *	209	72
Brown-Forman Corp, Cl A	805	48
Brown-Forman Corp, Cl B	3,443	197
Bunge Global	2,754	278
Cal-Maine Foods Inc	923	53
Campbell Soup Co	3,648	158
Casey's General Stores Inc	678	186
Celsius Holdings Inc *	2,979	162
Central Garden & Pet Co, Cl A *	800	35
Church & Dwight Co Inc	4,386	415
Clorox Co/The	2,229	318
Coca-Cola Co/The	69,403	4,090
Coca-Cola Consolidated Inc	88	82
Colgate-Palmolive Co	14,499	1,156
Conagra Brands Inc	8,769	251
Constellation Brands Inc, Cl A	2,899	701
Costco Wholesale Corp	7,957	5,252

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coty Inc, Cl A *	6,208	$77
Darling Ingredients Inc *	2,876	143
Dole PLC	2,900	36
Dollar General Corp	4,018	546
Dollar Tree Inc *	3,833	545
Edgewell Personal Care Co	1,021	37
elf Beauty Inc *	1,017	147
Energizer Holdings Inc	1,806	57
Estee Lauder Cos Inc/The, Cl A	4,062	594
Flowers Foods Inc	3,484	78
Freshpet Inc *	949	82
General Mills Inc	10,564	688
Grocery Outlet Holding Corp *	1,488	40
Hain Celestial Group Inc/The *	1,623	18
Herbalife Ltd *	1,741	27
Hershey Co/The	2,643	493
Hormel Foods Corp	5,208	167
Ingles Markets Inc, Cl A	244	21
Ingredion Inc	1,216	132
Inter Parfums Inc	362	52
J & J Snack Foods Corp	289	48
J M Smucker Co/The	2,006	254
John B Sanfilippo & Son Inc	300	31
Kellanova	4,452	249
Kenvue Inc	31,415	676
Keurig Dr Pepper Inc	17,390	579
Kimberly-Clark Corp	5,888	715
Kraft Heinz Co/The	14,778	547
Kroger Co/The	11,885	543
Lamb Weston Holdings Inc	2,618	283
Lancaster Colony Corp	382	64
McCormick & Co Inc/MD	4,473	306
Medifast Inc	244	16
MGP Ingredients Inc	172	17
Molson Coors Beverage Co, Cl B	3,009	184
Mondelez International Inc, Cl A	24,535	1,777
Monster Beverage Corp *	13,149	758
National Beverage Corp, Cl A *	1,200	60
Nu Skin Enterprises Inc, Cl A	1,000	19
PepsiCo Inc	24,555	4,170
Performance Food Group Co *	2,702	187
Philip Morris International Inc	28,096	2,643
Pilgrim's Pride Corp *	945	26
Post Holdings Inc *	1,085	96
PriceSmart Inc	400	30
Primo Water Corp	3,197	48
Procter & Gamble Co/The	41,244	6,044
Reynolds Consumer Products Inc	1,125	30
Seaboard Corp	9	32
Simply Good Foods Co/The *	1,631	65
Sovos Brands Inc *	1,300	29
Spectrum Brands Holdings Inc	664	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sprouts Farmers Market Inc *	2,066	$99
Sysco Corp, Cl A	9,155	670
Target Corp, Cl A	8,118	1,156
TreeHouse Foods Inc *	904	38
Tyson Foods Inc, Cl A	4,862	261
United Natural Foods Inc *	1,213	20
Universal Corp/VA	497	34
US Foods Holding Corp *	3,911	178
Utz Brands Inc	1,988	32
Vector Group Ltd	1,726	20
Walgreens Boots Alliance Inc	13,465	352
Walmart Inc	25,530	4,025
WD-40 Co	257	61
Weis Markets Inc	430	28

		47,445
Energy — 6.8%
Antero Midstream Corp	8,821	111
Antero Resources Corp *	6,256	142
APA Corp	7,453	267
Archrock Inc	3,390	52
Baker Hughes Co, Cl A	24,372	833
Berry Corp	3,100	22
Bristow Group Inc *	1,000	28
Cactus Inc, Cl A	1,704	77
California Resources Corp	1,638	90
Callon Petroleum *	1,389	45
Centrus Energy Corp, Cl A *	500	27
ChampionX Corp	4,839	141
Cheniere Energy Inc	5,660	966
Chesapeake Energy Corp	2,895	223
Chevron Corp	42,645	6,361
Chord Energy Corp	988	164
Civitas Resources Inc	1,521	104
Clean Energy Fuels Corp *	5,202	20
CNX Resources Corp *	3,978	80
Comstock Resources Inc	2,387	21
ConocoPhillips	28,393	3,296
CONSOL Energy Inc	920	93
Core Laboratories	900	16
Coterra Energy Inc	17,939	458
CVR Energy Inc	1,100	33
Delek US Holdings Inc	1,629	42
Devon Energy Corp	14,970	678
DHT Holdings Inc	3,600	35
Diamond Offshore Drilling *	2,078	27
Diamondback Energy Inc, Cl A	4,216	654
Dorian LPG Ltd	1,100	48
Dril-Quip Inc *	1,031	24
DT Midstream Inc	2,307	126
Energy Fuels Inc/Canada *	4,600	33
EOG Resources Inc	13,790	1,668
EQT Corp	7,976	308

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equitrans Midstream Corp	9,799	$100
Expro Group Holdings NV *	2,400	38
Exxon Mobil Corp	98,048	9,803
Green Plains Inc *	1,600	40
Gulfport Energy Corp *	323	43
Halliburton Co	21,509	778
Helix Energy Solutions Group Inc *	3,640	37
Helmerich & Payne Inc	2,810	102
Hess Corp	6,472	933
HF Sinclair Corp	3,410	190
International Seaways Inc	872	40
Kinder Morgan Inc	46,697	824
Kinetik Holdings, Cl A	700	23
Liberty Energy Inc, Cl A	3,518	64
Magnolia Oil & Gas Corp, Cl A	4,609	98
Marathon Oil Corp	15,001	362
Marathon Petroleum Corp	9,821	1,457
Matador Resources Co	2,775	158
Murphy Oil Corp	3,694	158
Nabors Industries Ltd *	162	13
New Fortress Energy Inc, Cl A	1,310	49
Newpark Resources Inc, Cl A *	3,000	20
Noble Corp PLC	2,816	136
Nordic American Tankers Ltd	7,400	31
Northern Oil and Gas Inc	1,718	64
NOV Inc	9,490	192
Occidental Petroleum Corp	16,605	992
Oceaneering International Inc, Cl A *	2,944	63
Oil States International Inc *	4,100	28
ONEOK Inc	10,582	743
Ovintiv Inc	5,836	256
Par Pacific Holdings Inc *	1,814	66
Patterson-UTI Energy Inc	9,630	104
PBF Energy Inc, Cl A	2,531	111
Peabody Energy Corp	2,941	72
Permian Resources Corp, Cl A	6,272	85
Phillips 66	10,570	1,407
Pioneer Natural Resources Co	5,472	1,231
ProPetro Holding Corp *	3,200	27
Range Resources Corp	5,398	164
REX American Resources Corp *	800	38
RPC Inc	4,800	35
SandRidge Energy Inc	1,300	18
Schlumberger NV, Cl A	34,305	1,785
SEACOR Marine Holdings *	1,700	21
Select Water Solutions Inc, Cl A	3,100	24
SilverBow Resources Inc *	800	23
Sitio Royalties Corp, Cl A	2,300	54
SM Energy Co	2,748	106
Southwestern Energy Co *	24,928	163
Talos Energy Inc *	2,700	38
Targa Resources Corp	5,440	473

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TETRA Technologies Inc *	6,100	$28
Texas Pacific Land Corp	135	212
Tidewater Inc *	1,099	79
Uranium Energy *	10,382	66
US Silica Holdings Inc *	2,300	26
Valaris *	1,469	101
Valero Energy Corp	8,275	1,076
Vital Energy *	438	20
Vitesse Energy Inc	1,100	24
Weatherford International PLC *	1,795	176
Williams Cos Inc/The	29,282	1,020
World Kinect Corp	1,161	26

		44,047
Financials — 0.0%
Eversource Energy	2,992	185

Health Care — 5.9%
10X Genomics Inc, Cl A *	859	48
Abbott Laboratories	11,488	1,264
AbbVie Inc	11,620	1,801
Acadia Healthcare Co Inc, Cl A *	630	49
ACADIA Pharmaceuticals Inc *	1,368	43
Agilent Technologies Inc	1,947	271
agilon health Inc *	3,437	43
Align Technology Inc *	508	139
Alkermes PLC *	1,921	53
Alnylam Pharmaceuticals Inc *	803	154
Amedisys Inc *	244	23
Amgen Inc, Cl A	3,560	1,025
Amicus Therapeutics Inc *	2,000	28
AMN Healthcare Services Inc *	330	25
Amphastar Pharmaceuticals Inc *	300	19
Apellis Pharmaceuticals Inc *	667	40
Arrowhead Pharmaceuticals Inc *	730	22
Avantor Inc *	4,426	101
Axonics Inc *	416	26
Axsome Therapeutics Inc *	300	24
Azenta Inc *	700	46
Baxter International Inc	3,290	127
Becton Dickinson & Co	1,917	467
BioCryst Pharmaceuticals Inc *	3,287	20
Biogen Inc *	943	244
BioMarin Pharmaceutical Inc *	1,296	125
Bio-Rad Laboratories Inc, Cl A *	142	46
Bio-Techne Corp	1,177	91
Blueprint Medicines Corp *	389	36
Boston Scientific Corp *	9,621	556
Bridgebio Pharma Inc *	900	36
Bristol-Myers Squibb Co	14,536	746
Bruker Corp	802	59
Cardinal Health Inc	1,654	167
Catalent Inc *	1,931	87

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cencora Inc, Cl A	1,048	$215
Centene Corp *	3,472	258
Certara Inc *	1,200	21
Charles River Laboratories International Inc *	384	91
Chemed Corp	100	58
Cigna Group/The	1,973	591
CONMED Corp	359	39
Cooper Cos Inc/The, Cl A	367	139
Corcept Therapeutics Inc *	1,500	49
Crinetics Pharmaceuticals Inc *	500	18
CVS Health Corp	8,705	687
Cytokinetics Inc *	967	81
Danaher Corp, Cl A	4,439	1,027
DaVita Inc *	499	52
Denali Therapeutics Inc *	876	19
DENTSPLY SIRONA Inc	1,315	47
Dexcom Inc *	2,549	316
Dynavax Technologies Corp *	1,400	20
Edwards Lifesciences Corp, Cl A *	5,067	386
Elanco Animal Health Inc *	3,057	46
Elevance Health Inc	1,616	762
Eli Lilly & Co	5,644	3,290
Encompass Health Corp	777	52
Enovis Corp *	600	34
Ensign Group Inc/The	243	27
Envista Holdings Corp *	1,312	32
Evolent Health Inc, Cl A *	1,100	36
Exact Sciences Corp *	1,267	94
Exelixis Inc *	3,497	84
Fortrea Holdings Inc *	1,100	38
GE HealthCare Technologies Inc	2,538	196
Gilead Sciences Inc	8,502	689
Glaukos Corp *	300	24
Globus Medical Inc, Cl A *	616	33
Guardant Health Inc *	1,000	27
Haemonetics Corp *	463	40
Halozyme Therapeutics Inc *	1,037	38
HCA Healthcare Inc	1,375	372
HealthEquity Inc *	944	63
Henry Schein Inc *	773	59
Hologic Inc *	1,583	113
Humana Inc	852	390
ICON PLC *	556	157
IDEXX Laboratories Inc *	532	295
Illumina Inc *	1,077	150
ImmunoGen Inc *	1,000	30
Inari Medical *	438	28
Incyte Corp *	1,338	84
Insmed Inc *	978	30
Inspire Medical Systems Inc *	203	41
Insulet Corp *	462	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Integer Holdings Corp *	400	$40
Integra LifeSciences Holdings Corp *	462	20
Intellia Therapeutics *	968	30
Intra-Cellular Therapies Inc, Cl A *	567	41
Intuitive Surgical Inc *	2,338	789
Ionis Pharmaceuticals Inc *	841	43
IQVIA Holdings Inc *	1,198	277
iRhythm Technologies Inc *	262	28
Jazz Pharmaceuticals PLC *	367	45
Johnson & Johnson	16,125	2,527
Karuna Therapeutics Inc *	275	87
Krystal Biotech Inc *	200	25
Laboratory Corp of America Holdings	520	118
Lantheus Holdings Inc *	498	31
LivaNova PLC *	414	21
Masimo Corp *	338	40
McKesson Corp	899	416
Medpace Holdings Inc *	166	51
Medtronic PLC	9,016	743
Merck & Co Inc	17,423	1,899
Merit Medical Systems Inc *	444	34
Mettler-Toledo International Inc *	137	166
Mirati Therapeutics Inc *	200	12
Moderna Inc *	2,246	223
Molina Healthcare Inc *	329	119
Mural Oncology *	192	1
Natera Inc *	941	59
Neogen Corp, Cl B *	1,862	37
Neurocrine Biosciences Inc *	678	89
Omnicell Inc *	500	19
Option Care Health Inc *	1,155	39
Organon & Co	1,600	23
Pacific Biosciences of California Inc *	2,300	23
Pacira BioSciences Inc *	527	18
Patterson Cos Inc	1,100	31
Penumbra Inc *	302	76
Perrigo Co PLC	900	29
Pfizer Inc	39,044	1,124
Premier Inc, Cl A	1,400	31
Prestige Consumer Healthcare Inc, Cl A *	800	49
Privia Health Group Inc *	2,000	46
Progyny Inc *	716	27
QIAGEN NV *	1,183	51
Quest Diagnostics Inc	764	105
QuidelOrtho Corp *	400	29
R1 RCM Inc *	1,648	17
Regeneron Pharmaceuticals Inc *	697	612
Repligen Corp *	337	61
ResMed Inc	856	147
REVOLUTION Medicines *	955	27
Revvity Inc	1,015	111
Roivant Sciences Ltd *	2,000	22

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royalty Pharma PLC, Cl A	2,476	$70
Sarepta Therapeutics Inc *	831	80
Select Medical Holdings Corp	800	19
Shockwave Medical Inc *	270	51
Sotera Health Co *	1,200	20
STAAR Surgical Co *	497	16
STERIS PLC	634	139
Stryker Corp	2,404	720
Teladoc Health Inc *	1,010	22
Teleflex Inc	322	80
Tenet Healthcare Corp *	787	59
Thermo Fisher Scientific Inc	2,562	1,360
Twist Bioscience Corp *	978	36
Ultragenyx Pharmaceutical Inc *	500	24
United Therapeutics Corp *	295	65
UnitedHealth Group Inc	5,975	3,146
Universal Health Services Inc, Cl B	447	68
Vaxcyte Inc *	790	50
Veeva Systems Inc, Cl A *	976	188
Vertex Pharmaceuticals Inc *	1,663	677
Viatris Inc, Cl W	7,401	80
Waters Corp *	333	110
West Pharmaceutical Services Inc	503	177
Xencor Inc *	1,152	24
Zimmer Biomet Holdings Inc	1,469	179
Zoetis Inc, Cl A	3,068	606

		38,413
Information Technology — 2.1%
Accenture PLC, Cl A	1,593	559
Adobe Inc *	1,128	673
Akamai Technologies Inc *	400	47
Amdocs Ltd	506	44
ANSYS Inc *	288	105
AppLovin Corp, Cl A *	700	28
Aspen Technology Inc *	180	40
Atlassian Corp, Cl A *	419	100
Autodesk Inc, Cl A *	548	133
Bentley Systems Inc, Cl B	500	26
BILL Holdings Inc *	249	20
Cadence Design Systems Inc *	737	201
Cloudflare Inc, Cl A *	784	65
Cognizant Technology Solutions Corp, Cl A	1,270	96
Confluent Inc, Cl A *	600	14
Crowdstrike Holdings Inc, Cl A *	517	132
Datadog Inc, Cl A *	768	93
DocuSign Inc, Cl A *	653	39
DXC Technology Co *	800	18
Dynatrace Inc *	716	39
Elastic NV *	300	34
EPAM Systems Inc *	131	39
Fair Isaac Corp *	81	94
Five9 Inc *	300	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortinet Inc *	1,640	$96
Gartner Inc *	217	98
Gen Digital Inc	1,074	25
Globant SA *	100	24
GoDaddy Inc, Cl A *	419	44
Guidewire Software Inc, Cl Z *	353	39
HubSpot Inc *	125	73
International Business Machines Corp	2,231	365
Intuit Inc	687	429
Manhattan Associates Inc *	282	61
Microsoft Corp	17,354	6,526
MongoDB Inc, Cl A *	182	74
Nutanix Inc, Cl A *	803	38
Okta Inc, Cl A *	416	38
Oracle Corp, Cl B	3,691	389
Palantir Technologies Inc, Cl A *	5,270	90
Palo Alto Networks Inc *	712	210
PTC Inc *	425	74
Roper Technologies Inc	257	140
Salesforce Inc *	2,031	534
ServiceNow Inc *	518	366
Snowflake Inc, Cl A *	730	145
Splunk Inc *	394	60
Synopsys Inc *	437	225
Twilio Inc, Cl A *	500	38
Tyler Technologies Inc *	124	52
UiPath Inc, Cl A *	1,400	35
Unity Software Inc *	650	27
VeriSign Inc *	214	44
Workday Inc, Cl A *	479	132
Zoom Video Communications Inc, Cl A *	908	65
Zscaler Inc *	260	58

		13,277
Real Estate — 3.2%
Acadia Realty Trust ‡	2,011	34
Agree Realty Corp ‡	1,225	77
Alexander & Baldwin Inc ‡	1,640	31
Alexandria Real Estate Equities Inc ‡	2,540	322
American Assets Trust Inc ‡	984	22
American Homes 4 Rent, Cl A ‡	4,984	179
American Tower Corp, Cl A ‡	6,580	1,420
Americold Realty Trust Inc ‡	3,961	120
Apartment Income REIT Corp ‡	2,241	78
Apartment Investment and Management Co, Cl A *‡	3,800	30
Apple Hospitality REIT Inc ‡	3,776	63
Armada Hoffler Properties Inc ‡	2,500	31
AvalonBay Communities Inc ‡	2,054	385
Boston Properties Inc ‡	2,271	159
Brixmor Property Group Inc ‡	4,025	94
Broadstone Net Lease Inc, Cl A ‡	2,701	47
Camden Property Trust ‡	1,514	150

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CareTrust REIT Inc ‡	1,850	$41
CBRE Group Inc, Cl A *	5,127	477
Centerspace ‡	400	23
Community Healthcare Trust Inc ‡	600	16
COPT Defense Properties ‡	1,245	32
CoStar Group Inc *	6,162	539
Cousins Properties Inc ‡	2,006	49
Crown Castle Inc ‡	6,170	711
CubeSmart ‡	3,307	153
Cushman & Wakefield PLC *	2,903	31
DiamondRock Hospitality Co ‡	4,869	46
Digital Realty Trust Inc, Cl A ‡	4,328	582
DigitalBridge Group	3,816	67
Douglas Emmett Inc ‡	2,051	30
Easterly Government Properties Inc, Cl A ‡	1,801	24
EastGroup Properties Inc ‡	690	127
Elme Communities ‡	1,907	28
Empire State Realty Trust Inc, Cl A ‡	3,635	35
EPR Properties, Cl A ‡	1,136	55
Equinix Inc ‡	1,327	1,069
Equity Commonwealth ‡	1,656	32
Equity LifeStyle Properties Inc ‡	2,585	182
Equity Residential ‡	5,441	333
Essential Properties Realty Trust Inc ‡	2,357	60
Essex Property Trust Inc ‡	958	238
eXp World Holdings Inc	1,000	16
Extra Space Storage Inc ‡	2,945	472
Federal Realty Investment Trust ‡	1,116	115
First Industrial Realty Trust Inc ‡	2,158	114
Four Corners Property Trust Inc ‡	1,654	42
Gaming and Leisure Properties Inc ‡	3,768	186
Getty Realty Corp ‡	1,063	31
Global Net Lease Inc ‡	2,522	25
Healthcare Realty Trust Inc, Cl A ‡	5,138	89
Healthpeak Properties Inc ‡	8,253	163
Highwoods Properties Inc ‡	1,522	35
Host Hotels & Resorts Inc ‡	10,771	210
Howard Hughes Holdings Inc *	800	68
Independence Realty Trust Inc ‡	3,270	50
Innovative Industrial Properties Inc, Cl A ‡	453	46
InvenTrust Properties Corp ‡	1,781	45
Invitation Homes Inc ‡	8,700	297
Iron Mountain Inc ‡	4,329	303
JBG SMITH Properties ‡	1,501	26
Jones Lang LaSalle Inc *	663	125
Kennedy-Wilson Holdings Inc	2,400	30
Kilroy Realty Corp ‡	1,674	67
Kimco Realty Corp ‡	8,651	184
Kite Realty Group Trust ‡	3,300	75
Lamar Advertising Co, Cl A ‡	1,311	139
LTC Properties Inc ‡	965	31
LXP Industrial Trust, Cl B ‡	4,262	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macerich Co/The ‡	3,063	$47
Medical Properties Trust Inc ‡	8,748	43
Mid-America Apartment Communities Inc ‡	1,771	238
National Health Investors Inc ‡	646	36
National Storage Affiliates Trust ‡	1,425	59
NET Lease Office Properties ‡	287	5
NETSTREIT Corp ‡	1,878	34
NNN REIT Inc ‡	2,627	113
Omega Healthcare Investors Inc ‡	3,825	117
Opendoor Technologies Inc *	6,700	30
Outfront Media Inc ‡	2,138	30
Park Hotels & Resorts Inc ‡	3,365	51
Pebblebrook Hotel Trust ‡	2,188	35
Phillips Edison & Co Inc ‡	1,658	60
Physicians Realty Trust ‡	5,713	76
Piedmont Office Realty Trust Inc, Cl A ‡	2,900	21
Postal Realty Trust Inc, Cl A ‡	600	9
PotlatchDeltic Corp ‡	1,143	56
Prologis Inc ‡	12,990	1,732
Public Storage ‡	2,298	701
Rayonier Inc ‡	2,143	72
Realty Income Corp ‡	9,617	552
Regency Centers Corp ‡	2,833	190
Retail Opportunity Investments Corp ‡	1,522	21
Rexford Industrial Realty Inc ‡	3,060	172
RLJ Lodging Trust ‡	3,389	40
Ryman Hospitality Properties Inc ‡	952	105
Sabra Health Care REIT Inc ‡	4,396	63
Saul Centers Inc ‡	648	25
SBA Communications Corp, Cl A ‡	1,498	380
Service Properties Trust ‡	3,812	33
Simon Property Group Inc ‡	4,619	659
SITE Centers Corp ‡	2,368	32
SL Green Realty Corp ‡	1,253	57
Spirit Realty Capital Inc ‡	1,978	86
St Joe Co/The	700	42
STAG Industrial Inc ‡	3,031	119
Sun Communities Inc ‡	1,747	233
Sunstone Hotel Investors Inc ‡	4,286	46
Tanger Inc ‡	1,256	35
Terreno Realty Corp ‡	1,221	77
UDR Inc ‡	4,936	189
Uniti Group Inc ‡	3,500	20
Urban Edge Properties ‡	2,241	41
Ventas Inc ‡	6,035	301
Veris Residential Inc ‡	1,108	17
VICI Properties Inc, Cl A ‡	14,597	465
Vornado Realty Trust ‡	3,231	91
Welltower Inc ‡	7,376	665
Weyerhaeuser Co ‡	10,879	378
WP Carey Inc ‡	3,236	210
Xenia Hotels & Resorts Inc ‡	1,762	24

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl A *	876	$50
Zillow Group Inc, Cl C *	2,737	158

		20,389
Utilities — 1.4%
AES Corp/The	5,777	111
ALLETE Inc	698	43
Alliant Energy Corp	2,022	104
Ameren Corp	2,174	157
American Electric Power Co Inc	4,649	378
American States Water Co	438	35
American Water Works Co Inc	1,836	242
Atmos Energy Corp	1,183	137
Avangrid Inc	876	28
Avista Corp	876	31
Black Hills Corp, Cl A	929	50
Brookfield Renewable Corp, Cl A	955	28
California Water Service Group, Cl A	890	46
CenterPoint Energy Inc	5,298	151
Chesapeake Utilities Corp	200	21
Clearway Energy Inc, Cl C	1,083	30
CMS Energy Corp	2,277	132
Consolidated Edison Inc	2,814	256
Constellation Energy Corp	3,113	364
Dominion Energy Inc	7,495	352
DTE Energy Co	1,706	188
Duke Energy Corp	7,198	699
Edison International	3,437	246
Entergy Corp	1,938	196
Essential Utilities Inc	2,536	95
Evergy Inc	2,461	129
Exelon Corp	8,986	323
FirstEnergy Corp	5,655	207
Hawaiian Electric Industries Inc	1,510	21
IDACORP Inc, Cl A	793	78
MGE Energy Inc	425	31
National Fuel Gas Co	862	43
New Jersey Resources Corp	1,036	46
NextEra Energy Inc	18,294	1,111
NiSource Inc	3,707	98
NorthWestern Corp	806	41
NRG Energy Inc	2,299	119
OGE Energy Corp	2,093	73
ONE Gas Inc	343	22
Ormat Technologies Inc	400	30
Otter Tail Corp	400	34
PG&E Corp	17,916	323
Pinnacle West Capital Corp	948	68
PNM Resources Inc	991	41
Portland General Electric Co	857	37
PPL Corp	6,426	174
Public Service Enterprise Group Inc	4,301	263
Sempra	5,118	383

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
SJW Group		410	$27
Southern Co/The		10,093	708
Southwest Gas Holdings Inc		838	53
UGI Corp		2,040	50
Vistra Corp		3,106	120
WEC Energy Group Inc		2,609	220
Xcel Energy Inc		5,017	311
York Water Co/The		600	23

			9,327
Total Common Stock
(Cost $101,812) ($ Thousands)			188,675

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 7.2%
Communication Services — 0.4%
Altice France
3.375%, 01/15/2028	EUR	117	102
AT&T
5.400%, 02/15/2034		$147	152
4.500%, 05/15/2035		106	100
2.550%, 12/01/2033		102	83
2.250%, 02/01/2032		8	7
Charter Communications Operating
6.150%, 11/10/2026		153	156
DISH DBS
5.250%, 12/01/2026 (D)		1,007	863
Interpublic Group of
5.375%, 06/15/2033		246	250
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	237	255
T-Mobile USA
5.050%, 07/15/2033		$360	363
Verizon Communications
4.500%, 08/10/2033		224	219
2.550%, 03/21/2031		150	129

			2,679

Consumer Discretionary — 1.0%
Altice Financing
3.000%, 01/15/2028	EUR	237	233
Booking Holdings
4.625%, 04/13/2030		$1,080	1,088
Caesars Entertainment
7.000%, 02/15/2030 (D)		220	226
Cox Communications
5.700%, 06/15/2033 (D)		127	132
ERAC USA Finance
4.900%, 05/01/2033 (D)		99	99
4.600%, 05/01/2028 (D)		278	276

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor
6.100%, 08/19/2032		$138	$139
3.250%, 02/12/2032		296	246
Ford Motor Credit
7.350%, 11/04/2027		204	215
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		413	356
Harley-Davidson Financial Services
3.050%, 02/14/2027 (D)		700	650
Hyundai Capital America
6.100%, 09/21/2028 (D)		223	232
Las Vegas Sands
3.900%, 08/08/2029		722	665
LKQ
6.250%, 06/15/2033		138	144
Marriott International
5.750%, 05/01/2025		68	69
5.550%, 10/15/2028		140	144
4.900%, 04/15/2029		309	311
MDC Holdings
6.000%, 01/15/2043		389	362
Royal Caribbean Cruises
8.250%, 01/15/2029 (D)		231	246
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	237	251
Tapestry
7.000%, 11/27/2026		$106	110
Time Warner Cable
4.500%, 09/15/2042		330	259
Wynn Macau
5.625%, 08/26/2028 (D)		348	322

			6,775

Consumer Staples — 0.7%
Altria Group
3.400%, 05/06/2030		745	680
BAT Capital
6.421%, 08/02/2033		122	127
4.906%, 04/02/2030		467	459
2.259%, 03/25/2028		1,028	920
Cargill
5.125%, 10/11/2032 (D)		239	245
JBS USA LUX
6.750%, 03/15/2034 (D)		286	301
Natura & Luxembourg Holdings SARL
6.000%, 04/19/2029 (D)		392	376
Philip Morris International
5.625%, 11/17/2029		110	116
5.375%, 02/15/2033		549	563
4.875%, 02/13/2026		582	584
Pilgrim's Pride
6.875%, 05/15/2034		335	362

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	$660	$–

		4,733

Energy — 0.5%
Continental Resources
2.268%, 11/15/2026 (D)	1,050	966
Ecopetrol
8.625%, 01/19/2029	512	546
Oleoducto Central
4.000%, 07/14/2027 (D)	221	205
ONEOK
6.050%, 09/01/2033	203	215
ONEOK Partners
6.125%, 02/01/2041	63	66
Ovintiv
6.500%, 02/01/2038	49	50
6.250%, 07/15/2033	107	111
Var Energi
8.000%, 11/15/2032 (D)	403	451
7.500%, 01/15/2028 (D)	314	333

		2,943

Financials — 2.7%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	269	264
AIB Group MTN
4.263%, US0003M + 1.874%, 04/10/2025 (C)(D)	438	436
Aircastle
4.125%, 05/01/2024	181	180
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	259	267
Aviation Capital Group
6.375%, 07/15/2030 (D)	206	212
5.500%, 12/15/2024 (D)	352	350
4.875%, 10/01/2025 (D)	182	178
4.375%, 01/30/2024 (D)	161	161
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	165	152
1.950%, 01/30/2026 (D)	480	445
1.950%, 09/20/2026 (D)	153	139
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(D)	755	718
Banco Santander
9.625%, H15T5Y + 5.298%(C)(F)	200	219
6.921%, 08/08/2033	400	426
BNP Paribas, Strike Price 115245
7.375%, USSW5 + 5.150%(C)(F)	200	200

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(D)		$343	$352
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)		486	500
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(F)		756	666
Citigroup
7.625%, H15T5Y + 3.211%(C)(F)		33	34
4.000%, H15T5Y + 3.597%(C)(F)		359	330
Credit Agricole
6.316%, SOFRRATE + 1.860%, 10/03/2029 (C)(D)		252	264
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (C)		177	184
3.961%, SOFRRATE + 2.581%, 11/26/2025 (C)		315	310
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)		347	325
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (C)		475	457
Goldman Sachs Group
8.505%, TSFR3M + 3.136%(C)(F)		122	122
4.125%, H15T5Y + 2.949%(C)(F)		328	292
Intesa Sanpaolo
7.200%, 11/28/2033 (D)		327	349
Lloyds Banking Group
7.500%, USISDA05 + 4.496%(C)(F)		735	720
Lloyds Banking Group PLC
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		604	690
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	480	487
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(D)		$319	297
NatWest Group
4.269%, US0003M + 1.762%, 03/22/2025 (C)		569	567
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (D)		309	19
PNC Financial Services Group
8.679%, TSFR3M + 3.302%(C)(F)		174	173
6.875%, SOFRRATE + 2.284%, 10/20/2034 (C)		171	190
S&P Global
4.250%, 05/01/2029		166	165
Santander Holdings USA
4.260%, SOFRINDX + 1.380%, 06/09/2025 (C)		196	194

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.490%, SOFRRATE + 1.249%, 01/06/2028 (C)		$67	$61
Santander UK Group Holdings
6.833%, SOFRRATE + 2.749%, 11/21/2026 (C)		603	614
Standard Chartered
7.162%, US0003M + 1.510%(C)(D)(F)		400	383
6.000%, H15T5Y + 5.661%(C)(D)(F)		552	542
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(D)		239	233
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(F)		800	658
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		200	191
Synchrony Financial
4.875%, 06/13/2025		118	116
4.500%, 07/23/2025		120	117
3.950%, 12/01/2027		118	110
2.875%, 10/28/2031		328	263
UBS Group
9.250%, H15T5Y + 4.745%(C)(D)(F)		240	259
9.250%, H15T5Y + 4.758%(C)(D)(F)		301	333
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(D)		519	488
US Bancorp
5.300%, TSFR3M + 3.176%(C)(F)		474	425
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(F)		60	63
3.900%, H15T5Y + 3.453%(C)(F)		327	302

			17,198

Health Care — 0.1%
Bayer US Finance
6.125%, 11/21/2026 (D)		326	331
Organon & Co
2.875%, 04/30/2028	EUR	200	203

			534

Industrials — 0.7%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$190	192
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	237	245
Delta Air Lines
4.750%, 10/20/2028 (D)		$475	467
4.500%, 10/20/2025 (D)		272	268
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	666
ENA Master Trust
4.000%, 05/19/2048 (D)		272	191

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Flowserve
2.800%, 01/15/2032		$246	$203
Honeywell International
4.125%, 11/02/2034	EUR	810	950
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$200	197
4.350%, 04/05/2036 (D)		197	181
Odebrecht Holdco Finance
0.000%, 09/10/2058 (B)(D)		294	–
Regal Rexnord
6.050%, 02/15/2026 (D)		789	798
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	125	134
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		$141	136

			4,628

Information Technology — 0.4%
Broadcom
4.926%, 05/15/2037 (D)		535	518
3.137%, 11/15/2035 (D)		154	126
Kyndryl Holdings
2.050%, 10/15/2026		631	574
NXP BV
5.550%, 12/01/2028		317	326
Prosus
3.257%, 01/19/2027 (D)		264	244
Tencent Holdings MTN
3.240%, 06/03/2050 (D)		439	293
TSMC Arizona
3.875%, 04/22/2027		406	397
Western Digital
3.100%, 02/01/2032		35	28
2.850%, 02/01/2029		157	135

			2,641

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)		243	239
Glencore Funding
6.500%, 10/06/2033 (D)		56	61
5.400%, 05/08/2028 (D)		261	266
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)		81	50

			616

Real Estate — 0.1%
American Tower
3.650%, 03/15/2027		235	226
Vornado Realty
2.150%, 06/01/2026		403	363

			589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 0.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	$299	$251
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	109
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	268	252
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	313
Electricite de France
9.125%, H15T5Y + 5.411%(C)(D)(F)	238	266
Enel Finance International
7.500%, 10/14/2032 (D)	400	456
Engie Energia Chile
3.400%, 01/28/2030	390	335
NRG Energy
7.000%, 03/15/2033 (D)	421	445
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	73
Vistra
7.000%, H15T5Y + 5.740%(C)(D)(F)	286	282
Vistra Operations
6.950%, 10/15/2033 (D)	199	209

		2,991

Total Corporate Obligations
(Cost $48,480) ($ Thousands)		46,327

ASSET-BACKED SECURITIES — 4.4%
Automotive — 1.6%

American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(D)	897	902
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	642	642
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	554	558
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	424	425
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	80	75
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	316	303

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	$441	$388
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	611	593
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	98	95
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	369	367
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	596	595
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	605	550
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	620	588
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(D)	94	93
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	380	378
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	1,107	1,113
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	463	466
Prestige Auto Receivables Trust, Ser 2022-1A, Cl A2
5.900%, 07/15/2025(D)	124	124
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	513	508
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	375	371
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(D)	330	329
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	434	435
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(D)	644	644
		10,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(D)	$1,010	$1,001

Other Asset-Backed Securities — 2.6%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	825	718
ACHV ABS TRUST, Ser 2023-3PL, Cl A
6.600%, 08/19/2030(D)	283	283
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(D)	32	31
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	53	51
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(D)	49	49
AGL CLO 12, Ser 2021-12A, Cl A1
6.837%, TSFR3M + 1.422%, 07/20/2034(C)(D)	970	969
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	257	256
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	185	179
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.877%, TSFR3M + 1.462%, 07/20/2034(C)(D)	589	589
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.756%, TSFR3M + 3.362%, 04/15/2034(C)(D)	600	585
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	179	159
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	232	203
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	923	917
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	739
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(D)	452	400
Dryden 78 CLO, Ser 2020-78A, Cl C
7.614%, TSFR3M + 2.212%, 04/17/2033(C)(D)	620	605
Dryden 78 CLO, Ser 2020-78A, Cl D
8.664%, TSFR3M + 3.262%, 04/17/2033(C)(D)	320	314

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flatiron CLO 21, Ser 2021-1A, Cl D
8.558%, TSFR3M + 3.162%, 07/19/2034(C)(D)	$620	$606
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	253	223
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.747%, TSFR3M + 1.332%, 04/20/2034(C)(D)	651	649
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	379	352
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	264	232
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	807
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.760%, TSFR3M + 1.382%, 07/25/2034(C)(D)	1,127	1,124
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	240	219
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(D)	321	278
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	776	775
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	181	165
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
6.756%, TSFR3M + 1.362%, 07/16/2035(C)(D)	1,141	1,136
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.794%, TSFR3M + 1.392%, 07/17/2035(C)(D)	690	689
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	273	275
OCP CLO, Ser 2021-18A, Cl AR
6.767%, TSFR3M + 1.352%, 07/20/2032(C)(D)	849	849
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	636	598
Rad CLO 7, Ser 2020-7A, Cl C
7.664%, TSFR3M + 2.262%, 04/17/2033(C)(D)	280	276
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	375	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(D)	$345	$340
		16,979

Total Asset-Backed Securities
(Cost $29,430) ($ Thousands)		28,522

MORTGAGE-BACKED SECURITIES — 4.3%
Agency Mortgage-Backed Obligations — 0.8%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.697%, 06/15/2047(C)	976	139
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.648%, 06/25/2050(C)	1,940	217
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.437%, SOFR30A + 2.100%, 04/25/2043(C)(D)	357	362
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.837%, SOFR30A + 1.500%, 10/25/2041(C)(D)	1,079	1,070
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.537%, SOFR30A + 2.200%, 05/25/2042(C)(D)	510	517
FNMA
3.000%, 02/01/2052	2,108	1,880
FNMA CMO, Ser 2014-78, Cl SE, IO
0.648%, 12/25/2044(C)	747	85
FNMA CMO, Ser 2016-77, Cl DS, IO
0.548%, 10/25/2046(C)	733	83
FNMA CMO, Ser 2017-62, Cl AS, IO
0.698%, 08/25/2047(C)	832	106
FNMA CMO, Ser 2017-97, Cl LS, IO
0.748%, 12/25/2047(C)	1,156	159
GNMA CMO, Ser 2017-122, Cl SA, IO
0.728%, 08/20/2047(C)	595	78
GNMA CMO, Ser 2017-134, Cl SE, IO
0.728%, 09/20/2047(C)	501	54

		4,750
Non-Agency Mortgage-Backed Obligations — 3.5%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	42	30
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	233	128
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	95	66

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
AREIT Trust, Ser 2022-CRE6, Cl A
6.588%, SOFR30A + 1.250%, 01/20/2037(C)(D)	$1,262	$1,234
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(C)(D)	365	268
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.409%, TSFR1M + 1.047%, 11/15/2033(C)(D)	1,610	1,547
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.617%, TSFR1M + 2.254%, 10/15/2037(C)(D)	779	770
Bellemeade Re, Ser 2019-3A, Cl M1C
7.420%, TSFR1M + 2.064%, 07/25/2029(C)(D)	174	174
Bellemeade Re, Ser 2022-2, Cl M1A
9.337%, SOFR30A + 4.000%, 09/27/2032(C)(D)	978	1,000
BFLD Trust, Ser 2021-FPM, Cl A
7.077%, TSFR1M + 1.714%, 06/15/2038(C)(D)	1,189	1,161
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.558%, TSFR1M + 2.196%, 04/15/2034(C)(D)	656	644
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.308%, TSFR1M + 1.946%, 04/15/2034(C)(D)	162	160
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	89	41
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	121	56
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	26
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(C)(D)	580	534
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
7.852%, SOFR30A + 2.514%, 04/25/2031(C)(D)	6	6
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
7.552%, SOFR30A + 2.214%, 10/25/2039(C)(D)	5	5
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
7.452%, SOFR30A + 2.114%, 01/25/2040(C)(D)	94	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.987%, SOFR30A + 1.650%, 12/25/2041(C)(D)	$319	$315
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.237%, SOFR30A + 1.900%, 12/25/2041(C)(D)	1,023	1,025
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.837%, SOFR30A + 3.500%, 03/25/2042(C)(D)	838	875
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.437%, SOFR30A + 3.100%, 03/25/2042(C)(D)	211	218
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.637%, SOFR30A + 2.300%, 01/25/2043(C)(D)	399	409
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.637%, SOFR30A + 2.300%, 05/25/2043(C)(D)	760	776
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.237%, SOFR30A + 1.900%, 06/25/2043(C)(D)	705	710
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.850%, TSFR1M + 0.494%, 12/25/2036(C)	321	102
Eagle RE, Ser 2023-1, Cl M1A
7.337%, SOFR30A + 2.000%, 09/26/2033(C)(D)	511	512
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.337%, SOFR30A + 2.000%, 01/25/2051(C)(D)	72	70
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M2
8.137%, SOFR30A + 2.800%, 10/25/2050(C)(D)	191	194
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.987%, SOFR30A + 1.650%, 01/25/2034(C)(D)	186	187
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.137%, SOFR30A + 1.800%, 11/25/2041(C)(D)	1,042	1,029

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.687%, SOFR30A + 2.350%, 12/25/2041(C)(D)	$668	$658
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.187%, SOFR30A + 1.850%, 01/25/2042(C)(D)	542	542
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.337%, SOFR30A + 1.000%, 01/25/2042(C)(D)	393	391
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.287%, SOFR30A + 2.950%, 06/25/2042(C)(D)	628	645
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.837%, SOFR30A + 2.500%, 03/25/2052(C)(D)	889	903
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.437%, SOFR30A + 2.100%, 03/25/2043(C)(D)	463	470
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.337%, SOFR30A + 2.000%, 05/25/2043(C)(D)	727	734
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
7.402%, SOFR30A + 2.064%, 10/25/2049(C)(D)	4	4
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.152%, SOFR30A + 5.814%, 04/25/2028(C)	85	90
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
8.302%, SOFR30A + 2.964%, 11/25/2029(C)	385	395
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.337%, SOFR30A + 2.000%, 11/25/2041(C)(D)	469	465
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.153%, 08/10/2044(C)(D)	13	4
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.056%, 01/10/2047(C)(D)	273	67
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	24
2.435%, 08/17/2026	769	742

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
1.433%, 08/17/2026	$295	$284
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.970%, TSFR1M + 0.614%, 03/25/2035(C)	50	40
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.781%, 09/15/2047(C)	13,973	27
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
7.570%, TSFR1M + 2.214%, 04/25/2047(C)(D)	83	81
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	125	48
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	181	177
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.941%, TSFR1M + 1.579%, 07/15/2036(C)(D)	266	241
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.221%, TSFR1M + 3.864%, 05/30/2025(C)(D)	261	261
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.153%, SOFR30A + 3.814%, 11/27/2031(C)(D)	30	30
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.803%, SOFR30A + 3.464%, 02/25/2025(C)(D)	103	102
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.389%, 11/15/2049(C)	925	804
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.952%, SOFR30A + 5.614%, 11/25/2025(C)(D)	31	33
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.702%, SOFR30A + 5.364%, 11/25/2025(C)(D)	137	140

		22,769
Total Mortgage-Backed Securities
(Cost $29,171) ($ Thousands)		27,519

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FFCB
5.560%, SOFRRATE + 0.170%, 01/23/2025(C)	$2,100	$2,102
5.470%, SOFRRATE + 0.080%, 05/24/2024(C)	500	500
5.430%, SOFRRATE + 0.040%, 05/15/2024(C)	300	300
FHLB
5.550%, SOFRRATE + 0.160%, 07/10/2025(C)	800	800
5.530%, SOFRRATE + 0.140%, 04/21/2025(C)	1,000	1,000
0.620%, 02/26/2026	200	185
FHLB DN
0.000%, 02/02/2024(A)(B)	800	796
FHLMC
5.150%, 01/27/2026	1,200	1,197
4.200%, 08/28/2025	700	693
0.400%, 05/24/2024	400	393
FNMA
5.060%, 02/07/2025	700	700
3.875%, 08/28/2024	800	794
0.625%, 04/22/2025	1,300	1,236
0.500%, 06/17/2025	1,500	1,416
0.375%, 06/14/2024	700	685

Total U.S. Government Agency Obligations
(Cost $12,995) ($ Thousands)		12,797

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	225	183
Dominican Republic International Bond
4.875%, 09/23/2032(D)	416	378
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(D)	753	766

Total Sovereign Debt
(Cost $1,391) ($ Thousands)		1,327

	Shares
FOREIGN COMMON STOCK — 0.1%

Cameroon — 0.0%
Golar LNG Ltd	3,004	69

Canada — 0.0%
Brookfield Infrastructure Corp, Cl A	1,190	42
Teekay Tankers Ltd, Cl A	700	35

		77

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Ghana — 0.0%
Kosmos Energy Ltd *	10,107	$68

Ireland — 0.0%
Ardmore Shipping Corp	1,400	20

Mexico — 0.0%
Borr Drilling Ltd *	8,368	61

Monaco — 0.0%
Scorpio Tankers Inc	1,186	72

Norway — 0.0%
FLEX LNG	616	18
Seadrill *	1,693	80
SFL Corp Ltd	3,200	36

		134

Puerto Rico — 0.0%
Liberty Latin America Ltd, Cl C *	2,300	17

United Kingdom — 0.1%
TechnipFMC PLC	10,660	215

Total Foreign Common Stock
(Cost $557) ($ Thousands)		733

	Number of Rights
RIGHTS — 0.0%
Novartis AG *‡‡	800	–
Abiomed Inc *‡‡	408	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 113.8%
(Cost $656,950) ($ Thousands)		$736,769

	Shares
COMMON STOCK SOLD SHORT— (13.6)%
Communication Services — (0.6)%
Cable One Inc	(67)	(37)
Charter Communications Inc, Cl A *	(1,066)	(414)
Comcast Corp, Cl A	(42,952)	(1,883)
Fox Corp, Cl A	(2,934)	(87)
Fox Corp, Cl B	(1,600)	(44)
Interpublic Group of Cos Inc/The	(3,830)	(125)
Liberty Broadband Corp, Cl C *	(1,165)	(94)
Liberty Media Corp-Liberty SiriusXM *	(1,794)	(52)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(800)	$(23)
New York Times Co/The, Cl A	(1,728)	(85)
News Corp, Cl A	(4,018)	(99)
News Corp, Cl B	(1,600)	(41)
Nexstar Media Group Inc, Cl A	(322)	(51)
Omnicom Group Inc	(1,944)	(168)
Paramount Global, Cl B	(5,360)	(79)
Scholastic Corp, Cl B	(500)	(19)
TEGNA Inc	(2,500)	(38)
Trade Desk Inc/The, Cl A *	(4,415)	(318)

		(3,657)

Consumer Discretionary — (9.2)%
Abercrombie & Fitch Co, Cl A *	(400)	(35)
Academy Sports & Outdoors Inc	(520)	(34)
Acushnet Holdings Corp	(952)	(60)
Adient PLC *	(4,614)	(168)
ADT Inc	(4,300)	(29)
Adtalem Global Education Inc *	(600)	(35)
Advance Auto Parts Inc	(596)	(36)
Airbnb Inc, Cl A *	(5,230)	(712)
Amazon.com Inc, Cl A *	(30,788)	(4,678)
American Axle & Manufacturing Holdings Inc *	(5,330)	(47)
American Eagle Outfitters Inc	(1,700)	(36)
Aptiv PLC *	(12,834)	(1,151)
Aramark	(3,139)	(88)
Asbury Automotive Group Inc *	(191)	(43)
AutoNation Inc *	(226)	(34)
AutoZone Inc *	(170)	(440)
Bath & Body Works Inc	(2,025)	(87)
Beazer Homes USA Inc, Cl A *	(400)	(14)
Best Buy Co Inc	(1,798)	(141)
Bloomin' Brands Inc	(1,499)	(42)
Booking Holdings Inc *	(486)	(1,724)
Boot Barn Holdings Inc *	(210)	(16)
BorgWarner Inc	(11,096)	(398)
Boyd Gaming Corp	(1,247)	(78)
Bright Horizons Family Solutions Inc *	(930)	(88)
Brinker International Inc *	(600)	(26)
Brunswick Corp/DE	(2,060)	(199)
Burlington Stores Inc *	(540)	(105)
Caesars Entertainment Inc *	(2,527)	(118)
Capri Holdings Ltd *	(3,315)	(167)
CarMax Inc *	(1,378)	(106)
Carnival Corp *	(12,462)	(231)
Carter's Inc	(925)	(69)
Carvana Co, Cl A *	(700)	(37)
Cavco Industries Inc *	(249)	(86)
Century Communities Inc	(845)	(77)
Cheesecake Factory Inc/The	(762)	(27)
Chegg Inc *	(1,979)	(22)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Chipotle Mexican Grill Inc, Cl A *	(361)	$(826)
Choice Hotels International Inc	(486)	(55)
Churchill Downs Inc	(969)	(131)
Columbia Sportswear Co	(1,039)	(83)
Coursera Inc *	(2,429)	(47)
Cracker Barrel Old Country Store Inc	(330)	(25)
Crocs Inc *	(1,535)	(143)
Dana Inc	(6,675)	(98)
Darden Restaurants Inc	(1,566)	(257)
Dave & Buster's Entertainment Inc *	(346)	(19)
Deckers Outdoor Corp *	(697)	(466)
Dick's Sporting Goods Inc	(588)	(86)
Domino's Pizza Inc	(475)	(196)
DoorDash Inc, Cl A *	(3,911)	(387)
Dorman Products Inc *	(1,211)	(101)
DR Horton Inc	(8,382)	(1,274)
DraftKings Inc, Cl A *	(5,339)	(188)
Duolingo Inc, Cl A *	(351)	(80)
eBay Inc	(4,810)	(210)
Ethan Allen Interiors Inc	(700)	(22)
Etsy Inc *	(1,167)	(95)
Expedia Group Inc *	(1,848)	(280)
Figs Inc, Cl A *	(2,700)	(19)
Fisker *	(3,663)	(6)
Five Below Inc *	(487)	(104)
Floor & Decor Holdings Inc, Cl A *	(1,013)	(113)
Foot Locker Inc, Cl A	(932)	(29)
Ford Motor Co	(193,014)	(2,353)
Fox Factory Holding Corp *	(2,006)	(135)
Frontdoor Inc *	(957)	(34)
GameStop Corp, Cl A *	(2,552)	(45)
Gap Inc/The	(1,900)	(40)
Garmin Ltd	(4,444)	(571)
General Motors Co	(65,010)	(2,335)
Gentex Corp	(11,998)	(392)
Gentherm Inc *	(1,554)	(81)
Genuine Parts Co	(1,386)	(192)
G-III Apparel Group Ltd *	(500)	(17)
Goodyear Tire & Rubber Co/The *	(13,523)	(194)
Graham Holdings Co, Cl B	(96)	(67)
Grand Canyon Education Inc *	(361)	(48)
Green Brick Partners Inc *	(900)	(47)
Group 1 Automotive Inc	(50)	(15)
H&R Block Inc	(2,336)	(113)
Hanesbrands Inc	(9,871)	(44)
Harley-Davidson Inc, Cl A	(6,028)	(222)
Hasbro Inc	(3,602)	(184)
Helen of Troy Ltd *	(642)	(78)
Hilton Grand Vacations Inc *	(754)	(30)
Hilton Worldwide Holdings Inc	(3,577)	(651)
Home Depot Inc/The	(9,254)	(3,207)
Hyatt Hotels Corp, Cl A	(626)	(82)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Installed Building Products Inc	(596)	$(109)
International Game Technology PLC	(1,333)	(37)
iRobot *	(694)	(27)
Jack in the Box Inc	(227)	(19)
KB Home	(1,673)	(104)
Kohl's Corp	(989)	(28)
Kontoor Brands Inc	(1,405)	(88)
Krispy Kreme	(2,000)	(30)
Las Vegas Sands Corp	(4,285)	(211)
Laureate Education Inc, Cl A	(1,900)	(26)
La-Z-Boy Inc, Cl Z	(1,311)	(48)
LCI Industries	(1,054)	(132)
Lear Corp	(2,925)	(413)
Leggett & Platt Inc	(4,191)	(110)
Lennar Corp, Cl A	(6,686)	(996)
Lennar Corp, Cl B	(397)	(53)
LGI Homes Inc *	(533)	(71)
Light & Wonder Inc, Cl A *	(1,295)	(106)
Lithia Motors Inc, Cl A	(212)	(70)
LKQ Corp	(2,411)	(115)
Lowe's Cos Inc	(5,467)	(1,217)
Lucid Group Inc *	(30,369)	(128)
Lululemon Athletica Inc *	(2,870)	(1,467)
Luminar Technologies, Cl A *	(13,917)	(47)
M/I Homes Inc *	(724)	(100)
Macy's Inc	(1,909)	(38)
Malibu Boats Inc, Cl A *	(590)	(32)
Marriott International Inc/MD, Cl A	(3,389)	(764)
Marriott Vacations Worldwide Corp	(328)	(28)
Mattel Inc *	(10,369)	(196)
McDonald's Corp	(9,663)	(2,865)
MDC Holdings Inc	(1,610)	(89)
Meritage Homes Corp	(974)	(170)
MGM Resorts International	(3,674)	(164)
Modine Manufacturing Co *	(2,268)	(135)
Mohawk Industries Inc *	(1,608)	(166)
Murphy USA Inc	(235)	(84)
National Vision Holdings Inc *	(1,000)	(21)
Newell Brands Inc, Cl B	(10,370)	(90)
NIKE Inc, Cl B	(31,317)	(3,400)
Norwegian Cruise Line Holdings Ltd *	(5,666)	(114)
NVR Inc *	(87)	(609)
Ollie's Bargain Outlet Holdings Inc *	(777)	(59)
O'Reilly Automotive Inc *	(563)	(535)
Oxford Industries Inc, Cl A	(326)	(33)
Papa John's International Inc, Cl A	(358)	(27)
Patrick Industries Inc	(927)	(93)
Peloton Interactive Inc, Cl A *	(10,860)	(66)
Penn Entertainment Inc *	(2,327)	(61)
Penske Automotive Group Inc, Cl A	(200)	(32)
Perdoceo Education Corp	(1,400)	(25)
Phinia Inc	(1,961)	(59)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Planet Fitness Inc, Cl A *	(1,145)	$(84)
Polaris Inc	(1,528)	(145)
Pool Corp	(336)	(134)
PulteGroup Inc	(5,850)	(604)
PVH Corp	(1,517)	(185)
QuantumScape Corp, Cl A *	(14,680)	(102)
Ralph Lauren Corp, Cl A	(1,011)	(146)
Red Rock Resorts Inc, Cl A	(835)	(45)
RH *	(151)	(44)
Rivian Automotive Inc, Cl A *	(31,607)	(741)
Ross Stores Inc	(3,018)	(418)
Royal Caribbean Cruises Ltd *	(2,932)	(380)
Sabre Corp *	(5,200)	(23)
SeaWorld Entertainment Inc *	(580)	(31)
Service Corp International/US	(1,927)	(132)
Shake Shack Inc, Cl A *	(446)	(33)
Signet Jewelers Ltd	(409)	(44)
Six Flags Entertainment Corp *	(900)	(23)
Skechers USA Inc, Cl A *	(3,485)	(217)
Skyline Champion Corp *	(1,418)	(105)
Smith & Wesson Brands Inc	(1,600)	(22)
Sonos Inc *	(3,822)	(65)
Standard Motor Products Inc	(916)	(36)
Starbucks Corp	(15,000)	(1,440)
Steven Madden Ltd	(2,369)	(99)
Stoneridge Inc *	(1,000)	(20)
Strategic Education Inc	(400)	(37)
Stride Inc *	(600)	(36)
Sturm Ruger & Co Inc	(600)	(27)
Sweetgreen, Cl A *	(106)	(1)
Tapestry Inc	(6,159)	(227)
Taylor Morrison Home Corp, Cl A *	(2,873)	(153)
Tempur Sealy International Inc	(4,493)	(229)
Tesla Inc *	(18,734)	(4,655)
Texas Roadhouse Inc, Cl A	(954)	(117)
Thor Industries Inc	(2,482)	(293)
TJX Cos Inc/The	(11,127)	(1,044)
Toll Brothers Inc	(2,948)	(303)
TopBuild Corp *	(896)	(335)
Topgolf Callaway Brands Corp *	(4,099)	(59)
Tractor Supply Co	(985)	(212)
Travel + Leisure Co	(741)	(29)
Tri Pointe Homes Inc *	(2,657)	(94)
Ulta Beauty Inc *	(447)	(219)
Under Armour Inc, Cl A *	(5,729)	(50)
Under Armour Inc, Cl C *	(5,719)	(48)
Urban Outfitters Inc *	(800)	(29)
Vail Resorts Inc	(543)	(116)
Valvoline Inc	(1,888)	(71)
VF Corp	(9,265)	(174)
Victoria's Secret & Co *	(400)	(11)
Vista Outdoor Inc *	(1,676)	(50)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Visteon Corp *	(1,356)	$(169)
Wayfair Inc, Cl A *	(700)	(43)
Wendy's Co/The	(2,715)	(53)
Whirlpool Corp	(1,407)	(171)
Williams-Sonoma Inc	(549)	(111)
Wingstop Inc, Cl A	(414)	(106)
Winnebago Industries Inc	(1,392)	(101)
Wolverine World Wide Inc	(1,909)	(17)
Worthington Industries Inc	(100)	(6)
Wyndham Hotels & Resorts Inc	(1,132)	(91)
Wynn Resorts Ltd	(1,295)	(118)
XPEL Inc *	(1,015)	(55)
YETI Holdings Inc *	(2,536)	(131)
Yum! Brands Inc	(3,982)	(520)

		(59,337)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(4,301)	(634)
Amphenol Corp, Cl A	(1,968)	(195)
Analog Devices Inc	(1,783)	(354)
Apple Inc	(23,642)	(4,552)
Applied Materials Inc	(2,282)	(370)
Arista Networks Inc *	(718)	(169)
Arrow Electronics Inc, Cl A *	(309)	(38)
Avnet Inc	(497)	(25)
Broadcom Inc	(1,157)	(1,291)
CDW Corp/DE	(402)	(91)
Ciena Corp *	(700)	(32)
Cirrus Logic Inc *	(300)	(25)
Cisco Systems Inc	(11,172)	(564)
Cognex Corp	(722)	(30)
Corning Inc, Cl B	(2,709)	(82)
Enphase Energy Inc *	(414)	(55)
Entegris Inc	(434)	(52)
F5 Inc, Cl A *	(200)	(36)
First Solar Inc *	(310)	(53)
GLOBALFOUNDRIES Inc *	(360)	(22)
Hewlett Packard Enterprise Co	(3,650)	(62)
HP Inc	(3,388)	(102)
Intel Corp	(11,054)	(555)
Jabil Inc	(320)	(41)
Juniper Networks Inc	(1,049)	(31)
Keysight Technologies Inc *	(533)	(85)
KLA Corp	(423)	(246)
Lam Research Corp	(375)	(294)
Lattice Semiconductor Corp *	(466)	(32)
Littelfuse Inc	(100)	(27)
Marvell Technology Inc	(2,395)	(144)
Microchip Technology Inc	(1,507)	(136)
Micron Technology Inc	(2,963)	(253)
Monolithic Power Systems Inc	(123)	(78)
Motorola Solutions Inc	(437)	(137)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
NetApp Inc	(651)	$(57)
Novanta Inc *	(100)	(17)
NVIDIA Corp	(6,364)	(3,152)
ON Semiconductor Corp *	(1,209)	(101)
Onto Innovation Inc *	(200)	(31)
Pure Storage Inc, Cl A *	(821)	(29)
Qorvo Inc *	(292)	(33)
QUALCOMM Inc	(3,106)	(449)
Rambus Inc *	(300)	(20)
Skyworks Solutions Inc	(508)	(57)
Super Micro Computer Inc *	(100)	(28)
Teledyne Technologies Inc *	(197)	(88)
Teradyne Inc	(576)	(63)
Texas Instruments Inc	(2,597)	(443)
Trimble Inc *	(927)	(49)
Universal Display Corp	(200)	(38)
Western Digital Corp *	(799)	(42)
Wolfspeed Inc *	(409)	(18)
Zebra Technologies Corp, Cl A *	(189)	(52)

		(15,660)

Materials — (1.4)%
Air Products and Chemicals Inc	(1,656)	(453)
Albemarle Corp	(721)	(104)
Alcoa Corp	(542)	(18)
Alpha Metallurgical Resources Inc	(44)	(15)
Amcor PLC	(13,264)	(128)
AptarGroup Inc	(562)	(70)
Ashland Inc	(400)	(34)
ATI Inc *	(664)	(30)
Avery Dennison Corp	(657)	(133)
Avient Corp	(321)	(13)
Axalta Coating Systems Ltd *	(1,699)	(58)
Balchem Corp	(300)	(45)
Ball Corp	(2,552)	(147)
Berry Global Group Inc	(1,124)	(76)
Cabot Corp	(500)	(42)
Carpenter Technology Corp	(100)	(7)
Celanese Corp, Cl A	(602)	(94)
CF Industries Holdings Inc	(1,253)	(100)
Chemours Co/The	(358)	(11)
Cleveland-Cliffs Inc *	(3,139)	(64)
Commercial Metals Co, Cl A	(502)	(25)
Constellium, Cl A *	(300)	(6)
Corteva Inc	(5,506)	(264)
Crown Holdings Inc	(825)	(76)
Dow Inc	(5,149)	(282)
DuPont de Nemours Inc	(3,650)	(281)
Eagle Materials Inc	(316)	(64)
Eastman Chemical Co	(988)	(89)
Ecolab Inc	(1,871)	(371)
Element Solutions Inc	(1,824)	(42)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
FMC Corp	(983)	$(62)
Freeport-McMoRan Inc, Cl B	(10,652)	(453)
Ginkgo Bioworks Holdings Inc *	(8,000)	(14)
Graphic Packaging Holding Co	(2,270)	(56)
HB Fuller Co	(459)	(37)
Hecla Mining Co	(5,000)	(24)
Huntsman Corp	(466)	(12)
Innospec Inc	(400)	(49)
International Flavors & Fragrances Inc	(1,962)	(159)
International Paper Co	(2,656)	(96)
Knife River Corp *	(400)	(26)
Linde PLC	(3,840)	(1,577)
Livent Corp *	(186)	(3)
Louisiana-Pacific Corp	(529)	(37)
LyondellBasell Industries NV, Cl A	(1,814)	(173)
Martin Marietta Materials Inc, Cl A	(471)	(235)
Materion Corp	(200)	(26)
Minerals Technologies Inc	(100)	(7)
Mosaic Co/The	(1,923)	(69)
NewMarket Corp	(89)	(49)
Newmont Corp	(8,575)	(355)
Nucor Corp	(1,732)	(301)
O-I Glass Inc, Cl I *	(1,436)	(24)
Olin Corp	(753)	(41)
Packaging Corp of America	(684)	(111)
PPG Industries Inc	(1,842)	(275)
Quaker Chemical Corp	(58)	(12)
Reliance Steel & Aluminum Co	(331)	(93)
Royal Gold Inc, Cl A	(647)	(78)
RPM International Inc	(928)	(104)
Sealed Air Corp	(1,187)	(43)
Sensient Technologies Corp	(200)	(13)
Sherwin-Williams Co/The, Cl A	(1,861)	(580)
Silgan Holdings Inc	(900)	(41)
Sonoco Products Co	(800)	(45)
Steel Dynamics Inc	(1,048)	(124)
Summit Materials Inc, Cl A *	(1,097)	(42)
United States Steel Corp	(1,268)	(62)
Vulcan Materials Co	(959)	(218)
Warrior Met Coal Inc	(100)	(6)
Westlake Corp	(110)	(15)
Westrock Co	(1,929)	(80)
Worthington Steel *	(500)	(14)

		(8,983)

Total Common Stock Sold Short
(Proceeds $88,199) ($ Thousands)		(87,637)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT— 0.0%
Canada — (0.0)%
SSR Mining Inc	(100)	$(1)

Mexico — (0.0)%
Southern Copper Corp	(370)	(32)

South Korea — (0.0)%
Coupang Inc, Cl A *	(10,180)	(165)

Thailand — (0.0)%
Fabrinet *	(100)	(19)

Total Foreign Common Stock Sold Short
(Proceeds $225) ($ Thousands)		(217)

Total Investments Sold Short — (13.6)%
(Proceeds $88,424) ($ Thousands)		$(87,854)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	26	Sep-2024	$1,997	$1,972	$(25)
Brent Crude^	13	Jul-2024	1,059	994	(65)
Brent Crude^	13	May-2024	1,086	998	(88)
Brent Crude^	91	Jan-2024	7,262	7,011	(251)
Coffee C^	13	Jul-2024	850	909	59
Coffee C^	7	Sep-2024	474	491	17
Coffee C^	2	Mar-2024	130	141	11
Coffee C^	88	May-2024	5,792	6,145	353
Copper^	7	Sep-2024	676	690	14
Copper^	15	Jul-2024	1,402	1,473	71
Copper^	55	May-2024	5,232	5,374	142
Copper^	32	Mar-2024	3,049	3,113	64
Corn^	45	Jul-2024	1,145	1,112	(33)
Corn^	23	Sep-2024	582	571	(11)
Corn^	23	May-2024	577	557	(20)
Corn^	22	Mar-2024	533	518	(15)
Cotton No. 2^	10	Jul-2024	411	414	3
Cotton No. 2^	5	May-2024	211	206	(5)
Cotton No. 2^	11	Mar-2024	446	445	(1)
Cotton No. 2^	5	Dec-2024	197	199	2
Feeder Cattle^	1	Mar-2024	109	112	3
Gasoline^	8	Mar-2024	704	714	10
Gasoline^	3	Sep-2024	273	278	5
Gasoline^	6	Jul-2024	595	574	(21)
Gasoline^	3	May-2024	335	291	(44)
Gasoline^	6	Mar-2024	558	535	(23)
Gold^	11	Jun-2024	2,133	2,323	190
Gold^	22	Aug-2024	4,509	4,683	174
Gold^	17	Feb-2024	3,400	3,522	122
Gold^	67	Apr-2024	13,750	14,015	265
KC HRW Wheat^	6	May-2024	205	193	(12)
KC HRW Wheat^	7	Mar-2024	224	225	1
KC HRW Wheat^	12	Jul-2024	403	388	(15)
KC HRW Wheat^	6	Sep-2024	200	197	(3)
Lean Hogs^	18	Feb-2024	527	489	(38)
Lean Hogs^	7	Apr-2024	233	210	(23)
Lean Hogs^	6	Jul-2024	230	221	(9)
Lean Hogs^	6	Aug-2024	226	222	(4)
Lean Hogs^	6	Jun-2024	226	215	(11)
Live Cattle^	14	Apr-2024	1,033	965	(68)
Live Cattle^	15	Aug-2024	1,026	1,026	–
Live Cattle^	7	Jun-2024	523	477	(46)
Live Cattle^	31	Feb-2024	2,202	2,089	(113)
LME Lead^	2	May-2024	109	103	(6)
LME Lead^	5	Jul-2024	270	259	(11)
LME Lead^	2	Sep-2024	102	104	2
LME Lead^	13	Mar-2024	742	673	(69)
LME Nickel^	2	Sep-2024	207	206	(1)
LME Nickel^	5	Jul-2024	535	508	(27)
LME Nickel^	2	May-2024	240	201	(39)
LME Nickel^	1	Mar-2024	123	100	(23)
LME Primary Aluminum^	19	Jul-2024	1,094	1,158	64
LME Primary Aluminum^	10	Sep-2024	558	617	59
LME Primary Aluminum^	97	Mar-2024	5,481	5,773	292
LME Primary Aluminum^	10	May-2024	567	603	36

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Zinc^	18	Mar-2024	$1,092	$1,199	$107
LME Zinc^	5	May-2024	318	333	15
LME Zinc^	5	Sep-2024	305	335	30
LME Zinc^	11	Jul-2024	702	736	34
Low Sulphur Gasoil^	5	May-2024	407	361	(46)
Low Sulphur Gasoil^	57	Mar-2024	4,372	4,187	(185)
Low Sulphur Gasoil^	10	Jul-2024	770	717	(53)
Low Sulphur Gasoil^	5	Sep-2024	357	356	(1)
Natural Gas^	58	Jul-2024	1,938	1,539	(399)
Natural Gas^	29	Sep-2024	760	775	15
Natural Gas^	227	Feb-2024	5,108	5,283	175
Natural Gas^	32	Apr-2024	994	758	(236)
Natural Gas^	39	Feb-2024	1,195	907	(288)
NY Harbor ULSD^	2	Sep-2024	201	201	–
NY Harbor ULSD^	5	Jun-2024	547	503	(44)
NY Harbor ULSD^	2	Apr-2024	228	204	(24)
NY Harbor ULSD^	30	Mar-2024	3,135	3,144	9
NYMEX Cocoa^	85	Mar-2024	3,441	3,566	125
Palladium^	13	Mar-2024	1,419	1,442	23
Platinum^	8	Apr-2024	390	404	14
Silver^	5	May-2024	577	608	31
Silver^	6	Mar-2024	699	723	24
Silver^	11	Jul-2024	1,276	1,350	74
Silver^	5	Sep-2024	601	619	18
Silver^	8	Mar-2024	992	964	(28)
Silver^	30	May-2024	3,665	3,648	(17)
Soybean^	30	Nov-2024	1,913	1,869	(44)
Soybean^	98	Mar-2024	6,529	6,360	(169)
Soybean^	11	Mar-2024	760	718	(42)
Soybean^	22	Jul-2024	1,492	1,444	(48)
Soybean Meal^	11	Dec-2024	424	416	(8)
Soybean Meal^	21	Jul-2024	844	811	(33)
Soybean Meal^	38	Mar-2024	1,500	1,467	(33)
Soybean Meal^	10	May-2024	389	385	(4)
Soybean Oil^	12	Dec-2024	354	344	(10)
Soybean Oil^	12	May-2024	427	350	(77)
Soybean Oil^	24	Jul-2024	733	704	(29)
Soybean Oil^	17	Mar-2024	573	492	(81)
Sugar No. 11^	18	May-2024	495	411	(84)
Sugar No. 11^	35	Jul-2024	968	800	(168)
Sugar No. 11^	18	Oct-2024	429	414	(15)
Sugar No. 11^	163	Mar-2024	4,414	3,757	(657)
U.S. 2-Year Treasury Note	35	Mar-2024	7,155	7,207	52
U.S. 5-Year Treasury Note	165	Mar-2024	17,566	17,947	381
Wheat^	10	May-2024	311	320	9
Wheat^	20	Jul-2024	631	645	14
Wheat^	10	Sep-2024	325	328	3
Wheat^	49	May-2024	1,573	1,567	(6)
Wheat^	49	Mar-2024	1,553	1,539	(14)
Wheat^	8	Mar-2024	239	251	12
WTI Crude Oil^	15	Sep-2024	1,063	1,071	8
WTI Crude Oil^	29	Jun-2024	2,209	2,087	(122)
WTI Crude Oil^	15	Apr-2024	1,220	1,082	(138)
WTI Crude Oil^	87	Feb-2024	6,414	6,250	(164)
			174,755	173,500	(1,255)
Short Contracts
Cotton No. 2^	(1)	Mar-2024	$(40)	$(40)	$–
Cotton No. 2^	(1)	May-2024	(41)	(41)	–

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Feeder Cattle^	(21)	Jan-2024	$(2,343)	$(2,334)	$9
KC HRW Wheat^	(37)	May-2024	(1,164)	(1,191)	(27)
KC HRW Wheat^	(38)	Mar-2024	(1,222)	(1,220)	2
Lean Hogs^	(79)	Apr-2024	(2,358)	(2,366)	(8)
LME Lead^	(7)	Mar-2024	(356)	(363)	(7)
LME Nickel^	(17)	Mar-2024	(1,835)	(1,693)	142
LME Zinc^	(17)	Mar-2024	(1,033)	(1,132)	(99)
MSCI EAFE Index	(92)	Mar-2024	(9,981)	(10,361)	(380)
S&P 500 Index E-MINI	(85)	Mar-2024	(19,804)	(20,485)	(681)
Soybean Meal^	(9)	May-2024	(353)	(346)	7
Soybean Meal^	(15)	Mar-2024	(591)	(579)	12
Soybean Oil^	(6)	Dec-2024	(177)	(172)	5
Soybean Oil^	(7)	May-2024	(211)	(204)	7
Soybean Oil^	(3)	Mar-2024	(90)	(87)	3
U.S. Ultra Long Treasury Bond	(9)	Mar-2024	(1,101)	(1,203)	(102)
Ultra 10-Year U.S. Treasury Note	(21)	Mar-2024	(2,386)	(2,479)	(93)
			(45,086)	(46,296)	(1,210)
			$129,669	$127,204	$(2,465)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Morgan Stanley	01/10/24	EUR	2,448	USD	2,607	$(98)

A list of open OTC swap agreements held by the Fund at December 31, 2023, are as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	$19	$(2)	$(1)	$(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	2	—	—	—
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	18	(6)	(2)	(4)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(2)	(2)	—
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(2)	(2)	—
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	3	—	—	—
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	8	(1)	—	(1)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	10	(1)	(1)	—
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	28	(4)	(3)	(1)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	1	—	—	—
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	93	(12)	(10)	(2)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	52	(7)	(5)	(2)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	52	(7)	(5)	(2)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	103	(13)	(9)	(4)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	90	(12)	(7)	(5)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	30	(4)	(3)	(1)
						$(86)	$(57)	$(29)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2023, are as follows:

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Inflation Managed Fund (Concluded)

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.S41.V1.5Y	5.00%	Quarterly	12/20/2028	$7,770	$(454)	$(71)	$(383)
Itraxx Australia	1.00%	Quarterly	12/20/2028	14,530	(204)	(111)	(93)
Malaysia	1.00%	Quarterly	12/20/2028	18,090	(483)	(402)	(81)
					$(1,141)	$(584)	$(557)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.S41.V1.5Y	5.00%	Quarterly	12/20/2028	$1,210	$70	$(1)	$71
CDX.NA.HY.S41.V1.5Y	5.00%	Quarterly	12/20/2028	1,640	95	(20)	115
CDX.NA.IG.S41.V1.5Y	1.00%	Quarterly	12/20/2028	14,530	282	188	94
					$447	$167	$280

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD @ 0%	USD CPI	Annually	01/15/2027	USD	6,000	$870	$–	$870
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	94	112	(18)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	94	113	(19)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	2,531	2,738	(207)
1.98%	SOFR	Annually	07/12/2027	USD	1,075	59	63	(4)
2.28%	SOFR	Annually	05/18/2025	USD	2,820	82	81	1
1.27%	SOFR	Annually	09/27/2029	USD	2,230	256	258	(2)
1.965%	SOFR	Annually	06/04/2029	USD	4,220	317	328	(11)
0.316%	SOFR	Annually	06/05/2027	USD	15,800	1,695	1,741	(46)
2.21%	SOFR	Annually	04/04/2027	USD	10,400	471	517	(46)
1.33%	SOFR	Annually	10/25/2026	USD	6,110	398	419	(21)
1.92%	SOFR	Annually	08/04/2025	USD	2,717	101	100	1
2.51%	SOFR	Annually	06/09/2025	USD	1,710	46	45	1
1.8%	SOFR	Annually	04/21/2025	USD	2,760	96	93	3
2.4%	SOFR	Annually	11/10/2035	USD	1,190	123	110	13
						$7,233	$6,718	$515

A list of the reverse repurchase agreements outstanding as of December 31, 2023 was as follows:

Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(19,400)	Chase Securities	5.45%	$(19,400)
(8,120)	Chase Securities	5.46%	(8,120)
(11,033)	Chase Securities	5.46%	(11,033)
(6,399)	Chase Securities	5.49%	(6,399)
(73,415)	Chase Securities	5.49%	(73,415)
			$(118,367)

Percentages are based on Net Assets of $647,433 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of December 31, 2023.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $68,502 ($ Thousands), representing 10.6% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 44.7%
U.S. Treasury Bills
6.020%, 05/02/2024 (A)	$55,600	$54,636
5.469%, 04/11/2024 (A)	36,730	36,201
5.450%, 04/25/2024 (A)	114,000	112,132
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,008	1,111
3.625%, 04/15/2028	536	575
3.375%, 04/15/2032	226	253
2.500%, 01/15/2029	618	639
2.375%, 01/15/2025	1,254	1,244
2.375%, 01/15/2027	588	593
2.375%, 10/15/2028	1,312	1,351
2.125%, 02/15/2040	329	338
2.125%, 02/15/2041	525	538
2.000%, 01/15/2026	1,056	1,048
1.750%, 01/15/2028	355	353
1.625%, 10/15/2027	994	987
1.500%, 02/15/2053	609	551
1.375%, 07/15/2033	1,809	1,754
1.375%, 02/15/2044	811	725
1.250%, 04/15/2028	1,416	1,379
1.125%, 01/15/2033	1,743	1,649
1.000%, 02/15/2046	485	397
1.000%, 02/15/2048	419	338
1.000%, 02/15/2049	397	319
0.875%, 01/15/2029	1,044	999
0.875%, 02/15/2047	567	446
0.750%, 07/15/2028	1,266	1,212
0.750%, 02/15/2042	617	499
0.750%, 02/15/2045	963	752
0.625%, 01/15/2026	1,471	1,419
0.625%, 07/15/2032	1,804	1,648
0.625%, 02/15/2043	621	485
0.500%, 01/15/2028	1,261	1,193
0.375%, 07/15/2025	1,657	1,605
0.375%, 01/15/2027	1,437	1,366
0.375%, 07/15/2027	1,419	1,348
0.250%, 01/15/2025	472	458
0.250%, 07/15/2029	1,402	1,296
0.250%, 02/15/2050	598	389
0.125%, 04/15/2025	1,455	1,403
0.125%, 10/15/2025	996	957
0.125%, 10/15/2025	680	654
0.125%, 04/15/2026	1,210	1,152
0.125%, 07/15/2026	1,155	1,101
0.125%, 10/15/2026	1,442	1,369
0.125%, 04/15/2027	1,416	1,330
0.125%, 01/15/2030	1,443	1,307
0.125%, 07/15/2030	1,652	1,492
0.125%, 01/15/2031	1,879	1,677
0.125%, 07/15/2031	1,781	1,583
0.125%, 01/15/2032	1,789	1,571

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 02/15/2051	$599	$371
0.125%, 02/15/2052	721	442

Total U.S. Treasury Obligations
(Cost $250,370) ($ Thousands)		250,635

COMMERCIAL PAPER — 28.1%
Communications — 0.5%
Rogers Communications
5.882%, 01/11/2024 (A)	2,800	2,794

Consumer Discretionary — 9.3%
American Electric Power
5.733%, 01/22/2024 (A)	10,500	10,461
American Honda Financial Corp
5.715%, 01/04/2024 (A)	7,900	7,893
Aviation Capital Group LLC
5.946%, 02/02/2024 (A)	10,150	10,096
Hyundai Capital America
5.684%, 01/05/2024 (A)	4,000	3,996
Marriott International
5.704%, 01/16/2024 (A)	9,550	9,523
Parker-Hannifin Corp
5.591%, 02/07/2024 (A)	10,400	10,335

		52,304

Energy — 4.3%
Engie SA
5.650%, 01/16/2024 (A)	7,750	7,729
Entergy Corp
5.649%, 01/05/2024 (A)	10,500	10,489
Natural Gas
1.947%, 01/03/2024 (A)	5,750	5,746

		23,964

Financials — 8.3%
Bank China
5.865%, 02/05/2024 (A)	10,350	10,289
5.803%, 01/09/2024 (A)	250	249
General Motors Financial
5.891%, 02/07/2024 (A)	2,500	2,484
5.853%, 02/12/2024 (A)	250	248
5.786%, 01/16/2024 (A)	7,750	7,728
Societe Generale North America
5.143%, 01/02/2024 (A)	9,500	9,495
VW Credit Inc
5.787%, 01/19/2024 (A)	10,750	10,715
WGL Holdings Inc
6.080%, 01/10/2024 (A)	5,250	5,241

		46,449

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Industrials — 1.9%
National Grid Holdings
5.811%, 01/31/2024 (A)		10,000	$9,949
5.805%, 01/23/2024 (A)		650	647

			10,596

Utilities — 3.8%
Oracle Corp
5.774%, 02/26/2024 (A)		10,714	10,616
Southern California Edison
5.883%, 01/04/2024 (A)		$11,050	11,040

			21,656

Total Commercial Paper
(Cost $157,807) ($ Thousands)			157,763

SOVEREIGN DEBT — 14.1%

Japan Treasury Discount Bill
0.000%, 02/19/2024(A)	JPY	11,153,000	79,128

Total Sovereign Debt

(Cost $73,972) ($ Thousands)			79,128

U.S. GOVERNMENT AGENCY OBLIGATION — 1.3%
FHLB
4.500%, 03/10/2028		$7,260	7,432

Total U.S. Government Agency Obligation
(Cost $7,439) ($ Thousands)			7,432

	Shares
EXCHANGE TRADED FUNDS — 0.4%

Vanguard Intermediate-Term Corporate Bond ETF		13,961	1,135
Vanguard Long-Term Corporate Bond ETF		2,871	230
Vanguard Mortgage-Backed Securities ETF		20,155	934

Total Exchange Traded Funds
(Cost $2,229) ($ Thousands)			2,299

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 0.1%

Information Technology — 0.1%
Microsoft Corp	1,148	$432

Total Common Stock
(Cost $402) ($ Thousands)		432

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $59) ($ Thousands)		27

Total Investments in Securities — 88.7%
(Cost $492,278) ($ Thousands)		$497,716

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $41) ($ Thousands)		$(50)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
SPDR S&P 500 ETF Trust	145	$6,264	$432.00	3/16/2024	$27

Total Purchased Option		$6,264			$27
WRITTEN OPTIONS — (0.0)%
Put Options
SPDR S&P 500 ETF Trust	(145)	$(5,873)	405.00	03/16/2024	$(13)

Call Options
SPDR S&P 500 ETF Trust	(145)	(7,250)	500.00	03/16/2024	(37)

Total Written Options		$(13,123)			$(50)

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Amsterdam Index	1	Jan-2024	$170	$174	$–
Australian 10-Year Bond	129	Mar-2024	9,695	10,269	254
CAC40 10 Euro Index	17	Jan-2024	1,395	1,419	(6)
Canadian 10-Year Bond	132	Mar-2024	11,625	12,431	469
DAX Index	1	Mar-2024	458	467	(2)
Euro STOXX 50	29	Mar-2024	1,438	1,456	(9)
Euro-Buxl	15	Mar-2024	2,257	2,349	59
Euro-OAT	3	Mar-2024	434	435	–
FTSE 100 Index	150	Mar-2024	14,363	14,832	278
FTSE MIB Index	1	Mar-2024	165	168	(1)
IBEX	18	Jan-2024	1,976	2,005	(8)
Long Gilt 10-Year Bond	46	Mar-2024	5,578	6,020	379
MSCI EAFE Index	172	Mar-2024	18,604	19,371	767
MSCI Emerging Markets	347	Mar-2024	17,141	17,934	793
NASDAQ 100 Index E-MINI	15	Mar-2024	4,934	5,107	173
Nikkei 225 Index	161	Mar-2024	3,603	3,820	58
Nikkei 225 Index	5	Mar-2024	836	833	(3)
OMX Stockholm 30	139	Jan-2024	3,120	3,312	74
Russell 2000 Index E-MINI	95	Mar-2024	9,207	9,726	519
S&P 500 Index E-MINI	208	Mar-2024	48,402	50,128	1,726
S&P Mid Cap 400 Index E-MINI	15	Mar-2024	3,977	4,214	237
S&P TSX 60 Index	6	Mar-2024	1,086	1,157	37
SPI 200 Index	45	Mar-2024	5,580	5,822	140
U.S. 5-Year Treasury Note	357	Mar-2024	38,155	38,832	677
U.S. 10-Year Treasury Note	281	Mar-2024	30,883	31,723	840
U.S. Ultra Long Treasury Bond	17	Mar-2024	2,200	2,271	71
			237,282	246,275	7,522
Short Contracts
FTSE 100 Index	(11)	Mar-2024	$(1,048)	$(1,088)	$(24)
Japanese 10-Year Bond	(8)	Mar-2024	(8,115)	(8,325)	(34)
SPI 200 Index	(9)	Mar-2024	(1,141)	(1,164)	(16)
			(10,304)	(10,577)	(74)
			$226,978	$235,698	$7,448

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/10/24	EUR	4,290	USD	4,562	$(179)
Bank of America	01/17/24	USD	503	CLP	456,133	19
Bank of America	01/25/24	USD	1,083	PHP	60,459	10
Bank of America	02/16/24	USD	533	NOK	5,808	40
Bank of America	02/16/24	NOK	13,707	USD	1,257	(95)
Bank of America	02/26/24	USD	736	TWD	23,114	30
Barclays PLC	01/11/24	USD	593	MYR	2,739	4
Barclays PLC	01/11/24	MYR	3,692	USD	793	(12)
Barclays PLC	01/12/24	JPY	93,729	USD	654	(12)
Barclays PLC	01/17/24	USD	264	PEN	1,004	7
Barclays PLC	01/18/24	MXN	18,456	USD	1,049	(37)
Barclays PLC	02/15/24	CHF	1,287	EUR	1,357	(36)
Barclays PLC	03/11/24	MYR	2,739	USD	596	(7)
Barclays PLC	03/14/24	INR	136,080	USD	1,627	(3)
BNP Paribas	01/11/24	USD	732	NZD	1,257	63
BNP Paribas	01/17/24	USD	478	CLP	417,879	—
BNP Paribas	01/25/24	PHP	29,497	USD	529	(4)
BNP Paribas	02/26/24	TWD	29,611	USD	949	(32)
BNP Paribas	03/14/24	USD	707	INR	58,869	(2)
Brown Brothers Harriman	01/10/24	EUR	3,402	USD	3,681	(78)
Brown Brothers Harriman	01/10/24	USD	3,695	CAD	5,006	102
Brown Brothers Harriman	01/10/24	CAD	3,933	USD	2,894	(90)
Brown Brothers Harriman	01/10/24	USD	4,719	EUR	4,355	94
Brown Brothers Harriman	01/10/24	USD	1,707	EUR	1,536	(9)
Brown Brothers Harriman	01/11/24	USD	608	NZD	990	19
Brown Brothers Harriman	01/11/24	USD	734	CNH	5,325	15
Brown Brothers Harriman	01/11/24	USD	244	CNH	1,732	—
Brown Brothers Harriman	01/11/24	NZD	3,577	USD	2,196	(68)
Brown Brothers Harriman	01/11/24	CNY	5,331	USD	732	(20)
Brown Brothers Harriman	01/11/24	CNH	16,338	USD	2,247	(49)
Brown Brothers Harriman	01/12/24	USD	2,464	JPY	360,050	95
Brown Brothers Harriman	01/12/24	JPY	141,000	USD	956	(46)
Brown Brothers Harriman	01/18/24	USD	82	MXN	1,423	1
Brown Brothers Harriman	01/18/24	CHF	165	USD	187	(10)
Brown Brothers Harriman	01/18/24	USD	476	CHF	415	18
Brown Brothers Harriman	01/18/24	MXN	3,088	USD	177	(5)
Brown Brothers Harriman	01/25/24	GBP	1,193	USD	1,489	(31)
Brown Brothers Harriman	01/25/24	USD	1,250	AUD	1,902	49
Brown Brothers Harriman	01/25/24	USD	1,482	GBP	1,179	21
Brown Brothers Harriman	01/25/24	AUD	580	USD	397	1
Brown Brothers Harriman	01/25/24	AUD	3,760	USD	2,475	(92)
Brown Brothers Harriman	02/07/24	USD	445	ZAR	8,163	—
Brown Brothers Harriman	02/07/24	ZAR	28,088	USD	1,494	(37)
Brown Brothers Harriman	02/15/24	EUR	456	CHF	434	13
Brown Brothers Harriman	02/15/24	USD	465	CHF	401	14
Brown Brothers Harriman	02/15/24	CHF	540	USD	620	(25)
Brown Brothers Harriman	02/15/24	CHF	1,089	EUR	1,136	(43)
Brown Brothers Harriman	02/16/24	USD	97	SEK	965	(1)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	02/16/24	USD	212	NOK	2,305	$16
Brown Brothers Harriman	02/16/24	EUR	369	NOK	4,172	4
Brown Brothers Harriman	02/16/24	EUR	446	SEK	5,013	5
Brown Brothers Harriman	02/16/24	SEK	5,137	USD	494	(16)
Brown Brothers Harriman	02/16/24	NOK	13,458	USD	1,259	(68)
Brown Brothers Harriman	02/22/24	USD	126	CZK	2,864	2
Brown Brothers Harriman	02/22/24	USD	435	HUF	152,445	3
Brown Brothers Harriman	02/22/24	USD	885	PLN	3,497	4
Brown Brothers Harriman	02/22/24	PLN	1,724	USD	431	(7)
Brown Brothers Harriman	02/22/24	CZK	3,606	USD	161	—
Brown Brothers Harriman	02/22/24	HUF	224,667	USD	637	(9)
Brown Brothers Harriman	03/07/24	USD	726	THB	25,219	18
Brown Brothers Harriman	03/07/24	THB	16,684	USD	478	(14)
Citigroup	01/17/24	USD	587	COP	2,401,021	31
Deutsche Bank	01/10/24	USD	515	CAD	704	18
Deutsche Bank	01/10/24	USD	1,352	EUR	1,244	23
Deutsche Bank	01/10/24	CAD	3,409	USD	2,510	(76)
Deutsche Bank	01/11/24	CNH	744	USD	103	(2)
Deutsche Bank	01/17/24	PEN	663	USD	179	—
Deutsche Bank	01/18/24	USD	438	KRW	590,798	20
Deutsche Bank	01/18/24	CHF	2,246	USD	2,536	(138)
Deutsche Bank	01/18/24	USD	2,479	CHF	2,195	135
Deutsche Bank	01/25/24	USD	454	PHP	25,257	3
Deutsche Bank	01/25/24	GBP	946	USD	1,186	(20)
Deutsche Bank	01/25/24	IDR	7,921,300	USD	498	(16)
Deutsche Bank	02/16/24	EUR	1,261	NOK	14,441	28
Deutsche Bank	02/22/24	EUR	483	CZK	11,821	(6)
Goldman Sachs	01/03/24	USD	134	BRL	652	1
Goldman Sachs	01/03/24	BRL	2,708	USD	555	(2)
Goldman Sachs	01/04/24	JPY	2,650,000	USD	18,677	(132)
Goldman Sachs	01/05/24	JPY	3,711,500	USD	25,860	(488)
Goldman Sachs	01/10/24	EUR	998	USD	1,061	(42)
Goldman Sachs	01/10/24	USD	2,842	EUR	2,631	65
Goldman Sachs	01/11/24	USD	505	CNH	3,680	12
Goldman Sachs	01/11/24	USD	300	CNH	2,131	—
Goldman Sachs	01/11/24	USD	1,447	NZD	2,361	48
Goldman Sachs	01/11/24	USD	2,603	MYR	12,220	64
Goldman Sachs	01/11/24	MYR	12,639	USD	2,710	(48)
Goldman Sachs	01/12/24	USD	962	JPY	136,983	12
Goldman Sachs	01/12/24	JPY	95,114	USD	665	(11)
Goldman Sachs	01/17/24	USD	123	CLP	107,899	—
Goldman Sachs	01/17/24	PEN	1,851	USD	487	(13)
Goldman Sachs	01/17/24	COP	1,123,375	USD	276	(13)
Goldman Sachs	01/18/24	USD	228	KRW	299,935	4
Goldman Sachs	01/18/24	USD	2,104	MXN	36,998	74
Goldman Sachs	01/18/24	KRW	474,692	USD	369	2
Goldman Sachs	01/18/24	KRW	132,791	USD	102	(1)
Goldman Sachs	01/25/24	USD	405	PHP	22,552	3
Goldman Sachs	01/25/24	USD	1,954	GBP	1,565	41

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	01/25/24	USD	2,440	IDR	38,166,319	$40
Goldman Sachs	01/25/24	USD	2,639	AUD	3,987	84
Goldman Sachs	01/25/24	PHP	6,044	USD	109	—
Goldman Sachs	01/25/24	IDR	30,489,345	USD	1,919	(62)
Goldman Sachs	02/07/24	USD	1,438	ZAR	27,469	59
Goldman Sachs	02/15/24	USD	160	CHF	139	6
Goldman Sachs	02/16/24	USD	1,784	SEK	18,449	51
Goldman Sachs	02/16/24	NOK	13,224	USD	1,262	(42)
Goldman Sachs	02/16/24	SEK	16,148	USD	1,544	(62)
Goldman Sachs	02/26/24	TWD	3,972	USD	128	(3)
Goldman Sachs	03/11/24	MYR	2,288	USD	498	(5)
Goldman Sachs	03/14/24	USD	475	INR	39,683	1
HSBC	01/18/24	KRW	807,298	USD	619	(6)
HSBC	02/26/24	TWD	11,813	USD	382	(10)
JPMorgan Chase Bank	01/04/24	JPY	783,800	USD	5,527	(37)
JPMorgan Chase Bank	01/11/24	CNY	4,509	USD	622	(15)
JPMorgan Chase Bank	01/12/24	JPY	212,913	USD	1,441	(73)
JPMorgan Chase Bank	01/17/24	COP	343,082	USD	85	(3)
JPMorgan Chase Bank	01/25/24	USD	124	PHP	6,928	1
JPMorgan Chase Bank	01/25/24	USD	401	PHP	22,152	(1)
JPMorgan Chase Bank	01/25/24	AUD	978	USD	658	(10)
JPMorgan Chase Bank	02/15/24	CHF	542	USD	632	(15)
JPMorgan Chase Bank	02/21/24	JPY	11,153,000	USD	74,703	(5,071)
JPMorgan Chase Bank	02/22/24	CZK	28,757	USD	1,289	4
Merrill Lynch	01/03/24	USD	284	BRL	1,405	5
Merrill Lynch	01/10/24	EUR	557	USD	607	(9)
Merrill Lynch	01/10/24	USD	2,137	CAD	2,929	85
Merrill Lynch	01/11/24	NZD	1,257	USD	755	(40)
Merrill Lynch	01/12/24	JPY	291,527	USD	2,010	(62)
Merrill Lynch	01/17/24	USD	176	COP	702,106	4
Merrill Lynch	01/17/24	USD	194	CLP	171,350	3
Merrill Lynch	01/17/24	USD	236	PEN	886	3
Merrill Lynch	01/17/24	PEN	994	USD	262	(7)
Merrill Lynch	01/17/24	CLP	1,732,216	USD	1,909	(73)
Merrill Lynch	01/18/24	USD	330	CHF	288	13
Merrill Lynch	01/18/24	USD	572	KRW	763,396	20
Merrill Lynch	01/18/24	USD	523	KRW	675,735	—
Merrill Lynch	01/18/24	KRW	244,157	USD	181	(8)
Merrill Lynch	01/25/24	USD	310	IDR	4,842,285	4
Merrill Lynch	01/25/24	USD	597	PHP	33,939	16
Merrill Lynch	01/25/24	USD	768	GBP	608	8
Merrill Lynch	01/25/24	PHP	48,032	USD	858	(11)
Merrill Lynch	01/25/24	IDR	7,777,175	USD	497	(8)
Merrill Lynch	02/16/24	USD	1,251	NOK	13,641	94
Merrill Lynch	02/26/24	USD	1,091	TWD	33,608	22
Merrill Lynch	02/26/24	TWD	6,002	USD	192	(7)
Merrill Lynch	03/14/24	USD	788	INR	65,916	1
Morgan Stanley	01/03/24	USD	809	BRL	3,941	2
Morgan Stanley	01/03/24	USD	2,519	BRL	12,425	38

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/03/24	BRL	5,998	USD	1,216	$(18)
Morgan Stanley	01/03/24	BRL	9,717	USD	1,995	(5)
Morgan Stanley	01/10/24	USD	3,360	CAD	4,620	145
Morgan Stanley	01/10/24	CAD	3,520	USD	2,560	(110)
Morgan Stanley	01/11/24	USD	535	NZD	862	10
Morgan Stanley	01/11/24	USD	631	MYR	2,915	5
Morgan Stanley	01/11/24	USD	795	MYR	3,692	11
Morgan Stanley	01/11/24	USD	1,976	NZD	3,333	134
Morgan Stanley	01/11/24	NZD	2,361	USD	1,375	(120)
Morgan Stanley	01/11/24	MYR	2,496	USD	538	(7)
Morgan Stanley	01/11/24	MYR	2,739	USD	586	(12)
Morgan Stanley	01/11/24	CNY	3,750	USD	527	(2)
Morgan Stanley	01/11/24	CNH	9,384	USD	1,292	(27)
Morgan Stanley	01/12/24	USD	1,251	JPY	176,377	3
Morgan Stanley	01/17/24	USD	519	COP	2,148,013	34
Morgan Stanley	01/17/24	COP	1,479,367	USD	357	(24)
Morgan Stanley	01/18/24	USD	479	KRW	619,757	1
Morgan Stanley	01/18/24	KRW	162,592	USD	125	(1)
Morgan Stanley	01/25/24	USD	610	IDR	9,485,487	7
Morgan Stanley	01/25/24	USD	901	AUD	1,383	43
Morgan Stanley	01/25/24	GBP	1,015	USD	1,261	(33)
Morgan Stanley	01/25/24	PHP	93,399	USD	1,643	(46)
Morgan Stanley	01/25/24	IDR	16,493,836	USD	1,059	(13)
Morgan Stanley	02/02/24	USD	1,987	BRL	9,717	10
Morgan Stanley	02/02/24	BRL	3,941	USD	806	(4)
RBS	01/12/24	USD	526	JPY	76,431	18
UBS	01/10/24	USD	572	CAD	788	25
UBS	01/11/24	USD	1,362	CNY	9,840	26
UBS	01/12/24	JPY	130,878	USD	925	(5)
						$(5,925)

A list of the open OTC swap agreements held by the Fund at December 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Goldman Sachs TY Weekly Volatility Carry Strategy Index	Negative Index Return	Positive Index Return	Quarterly	08/22/2024	USD	2,154	$43	$–	$43
Goldman Sachs	Goldman Sachs TY Weekly Volatility Carry Strategy Index	Negative Index Return	Positive Index Return	Quarterly	08/22/2024	USD	1,105	(9)	–	(9)
								$34	$–	$34

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Multi-Asset Capital Stability Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2023, is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.S40.V1-5Y	5.00%	Quarterly	06/20/2028	$2,386	$145	$65	$80
CDX.NA.HY.S41.V1-5Y	5.00%	Quarterly	12/20/2028	5,950	345	192	153
CDX.NA.IG.S40.V1-5Y	1.00%	Quarterly	06/20/2028	1,920	39	26	13
CDX.NA.IG.S41.V1-5Y	1.00%	Quarterly	12/20/2028	4,930	96	77	19
ITRAXX.XOVER.S39.V1-5Y	5.00%	Quarterly	06/20/2028	1,500	161	101	60
					$786	$461	$325

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	4.07%	Semi-Annually	03/17/2033	AUD	300	$(1)	$–	$(1)
3-MONTH NZD - BKBM	4.351%	Quarterly	03/20/2033	NZD	110	1	–	1
6-MONTH AUD - BBSW	3.896%	Semi-Annually	04/04/2033	AUD	1,760	(35)	–	(35)
3-MONTH NZD - BKBM	4.1895%	Quarterly	04/05/2033	NZD	1,680	5	–	5
3-MONTH NZD - BKBM	4.1215%	Quarterly	04/13/2033	NZD	1,840	(1)	–	(1)
6-MONTH AUD - BBSW	3.7445%	Semi-Annually	04/12/2033	AUD	1,920	(41)	–	(41)
6-MONTH AUD - BBSW	4.424%	Semi-Annually	07/19/2033	AUD	640	10	–	10
3-MONTH NZD - BKBM	4.474%	Quarterly	07/20/2033	NZD	630	11	–	11
3-MONTH NZD - BKBM	4.6%	Quarterly	08/01/2033	NZD	760	18	–	18
6-MONTH AUD - BBSW	4.475%	Semi-Annually	07/31/2033	AUD	740	14	–	14
6-MONTH AUD - BBSW	4.863%	Semi-Annually	11/10/2033	AUD	1,390	52	–	52
3-MONTH NZD - BKBM	4.931%	Quarterly	11/13/2033	NZD	1,280	52	–	52
6-MONTH AUD - BBSW	4.8035%	Semi-Annually	11/29/2033	AUD	700	24	–	24
3-MONTH BKBM NZD	4.810%	Quarterly	11/30/2033	NZD	600	20	–	20
3-MONTH BKBM NZD	4.7725%	Quarterly	12/04/2033	NZD	640	21	–	21
6-MONTH AUD - BBSW	4.7295%	Semi-Annually	12/01/2033	AUD	740	22	–	22
6-MONTH BBSW AUD	4.5395%	Semi-Annually	12/13/2033	AUD	1,790	(36)	–	(36)
3-MONTH BKBM NZD	4.7175%	Quarterly	12/14/2033	NZD	1,690	(50)	–	(50)
BBSW 6-MONTH AUD	4.178%	Semi-Annually	12/28/2033	AUD	1,040	–	–	–
BKBM 3-MONTH NZD	4.178%	Quarterly	12/29/2033	NZD	1,020	2	–	2
						$88	$–	$88

Percentages are based on Net Assets of $561,015 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

(Unaudited)

Portfolio Abbreviations
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BAM — Build America Mutual Assurance Corp.
BBSW — Bank Bill Swap Rate
BKBM — Bank Bill Market Rate
BPS — Basis Points
BZDIOVRA — Overnight Brazil CETIP - Interbank Rate
CD — Certificate of Deposit
CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GICS — Global Industry Classification Standard
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
IO — Interest Only — face amount represents notional amount
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MTN — Medium Term Note
MXN TIIE — Mexican Interbank TIIE 28-Day
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint Stock Company
PO — Principal Only
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust